UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of August

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Columbia Balanced Fund

Class A | CBLAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$97	0.91%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Class A | ASR120-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Class A (including sales charges) ($23,649)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$9,425	$10,000	$10,000	$10,000
09/16	$9,417	$10,002	$9,999	$9,994
10/16	$9,286	$9,819	$9,859	$9,918
11/16	$9,347	$10,183	$9,985	$9,683
12/16	$9,439	$10,384	$10,109	$9,697
01/17	$9,553	$10,581	$10,232	$9,716
02/17	$9,806	$11,001	$10,503	$9,781
03/17	$9,847	$11,014	$10,508	$9,776
04/17	$9,954	$11,127	$10,605	$9,851
05/17	$10,058	$11,284	$10,727	$9,927
06/17	$10,121	$11,354	$10,763	$9,917
07/17	$10,271	$11,588	$10,915	$9,960
08/17	$10,324	$11,623	$10,974	$10,049
09/17	$10,404	$11,863	$11,089	$10,001
10/17	$10,473	$12,140	$11,246	$10,007
11/17	$10,621	$12,512	$11,448	$9,994
12/17	$10,761	$12,651	$11,545	$10,040
01/18	$11,096	$13,376	$11,888	$9,925
02/18	$10,732	$12,883	$11,580	$9,830
03/18	$10,532	$12,555	$11,434	$9,894
04/18	$10,490	$12,604	$11,426	$9,820
05/18	$10,605	$12,907	$11,624	$9,890
06/18	$10,631	$12,987	$11,661	$9,878
07/18	$10,924	$13,470	$11,922	$9,880
08/18	$11,112	$13,909	$12,186	$9,944
09/18	$11,143	$13,988	$12,196	$9,880
10/18	$10,608	$13,032	$11,658	$9,802
11/18	$10,726	$13,297	$11,828	$9,860
12/18	$10,124	$12,097	$11,274	$10,041
01/19	$10,688	$13,066	$11,864	$10,148
02/19	$10,885	$13,486	$12,090	$10,142
03/19	$11,102	$13,748	$12,324	$10,337
04/19	$11,437	$14,304	$12,624	$10,339
05/19	$11,025	$13,395	$12,233	$10,523
06/19	$11,537	$14,339	$12,811	$10,655
07/19	$11,677	$14,546	$12,933	$10,679
08/19	$11,644	$14,315	$12,944	$10,955
09/19	$11,750	$14,583	$13,062	$10,897
10/19	$11,899	$14,899	$13,247	$10,930
11/19	$12,145	$15,440	$13,533	$10,924
12/19	$12,424	$15,906	$13,775	$10,917
01/20	$12,510	$15,899	$13,877	$11,127
02/20	$11,983	$14,591	$13,292	$11,327
03/20	$10,916	$12,788	$12,276	$11,260
04/20	$11,905	$14,428	$13,307	$11,460
05/20	$12,366	$15,115	$13,712	$11,514
06/20	$12,548	$15,416	$13,910	$11,586
07/20	$13,119	$16,285	$14,464	$11,759
08/20	$13,693	$17,455	$15,041	$11,665
09/20	$13,331	$16,792	$14,695	$11,658
10/20	$13,060	$16,346	$14,434	$11,606
11/20	$14,193	$18,135	$15,439	$11,720
12/20	$14,607	$18,832	$15,803	$11,736
01/21	$14,460	$18,642	$15,662	$11,652
02/21	$14,790	$19,156	$15,831	$11,484
03/21	$15,148	$19,995	$16,168	$11,340
04/21	$15,701	$21,062	$16,737	$11,430
05/21	$15,827	$21,209	$16,829	$11,467
06/21	$16,046	$21,704	$17,112	$11,548
07/21	$16,290	$22,220	$17,432	$11,677
08/21	$16,530	$22,895	$17,737	$11,655
09/21	$15,925	$21,831	$17,181	$11,554
10/21	$16,453	$23,360	$17,901	$11,551
11/21	$16,236	$23,198	$17,848	$11,585
12/21	$16,744	$24,238	$18,309	$11,555
01/22	$16,283	$22,984	$17,583	$11,306
02/22	$15,959	$22,295	$17,189	$11,180
03/22	$16,068	$23,123	$17,381	$10,869
04/22	$14,980	$21,107	$16,207	$10,457
05/22	$14,953	$21,146	$16,267	$10,524
06/22	$14,104	$19,400	$15,359	$10,359
07/22	$14,910	$21,189	$16,359	$10,612
08/22	$14,453	$20,325	$15,774	$10,313
09/22	$13,342	$18,453	$14,630	$9,867
10/22	$13,886	$19,947	$15,265	$9,739
11/22	$14,486	$21,062	$16,001	$10,097
12/22	$13,923	$19,848	$15,419	$10,052
01/23	$14,720	$21,095	$16,190	$10,361
02/23	$14,314	$20,581	$15,786	$10,093
03/23	$14,827	$21,336	$16,294	$10,350
04/23	$15,065	$21,669	$16,486	$10,412
05/23	$15,151	$21,763	$16,457	$10,299
06/23	$15,731	$23,201	$17,086	$10,262
07/23	$16,067	$23,947	$17,411	$10,255
08/23	$15,897	$23,566	$17,200	$10,189
09/23	$15,273	$22,442	$16,533	$9,931
10/23	$15,012	$21,970	$16,220	$9,774
11/23	$16,178	$23,977	$17,403	$10,216
12/23	$16,875	$25,066	$18,143	$10,608
01/24	$17,071	$25,487	$18,306	$10,578
02/24	$17,606	$26,848	$18,789	$10,429
03/24	$17,918	$27,712	$19,222	$10,525
04/24	$17,388	$26,580	$18,556	$10,259
05/24	$18,069	$27,898	$19,234	$10,433
06/24	$18,508	$28,899	$19,721	$10,532
07/24	$18,723	$29,251	$20,049	$10,778
08/24	$19,065	$29,960	$20,456	$10,933
09/24	$19,292	$30,600	$20,828	$11,079
10/24	$18,928	$30,323	$20,508	$10,805
11/24	$19,643	$32,102	$21,317	$10,919
12/24	$19,293	$31,337	$20,873	$10,740
01/25	$19,739	$32,210	$21,266	$10,797
02/25	$19,679	$31,790	$21,286	$11,035
03/25	$18,962	$29,998	$20,570	$11,039
04/25	$18,928	$29,795	$20,519	$11,082
05/25	$19,625	$31,670	$21,235	$11,003
06/25	$20,429	$33,281	$22,013	$11,172
07/25	$20,849	$34,028	$22,287	$11,143
08/25	$21,088	$34,718	$22,664	$11,276
09/25	$21,544	$35,985	$23,260	$11,399
10/25	$21,943	$36,827	$23,644	$11,470
11/25	$21,886	$36,918	$23,738	$11,541
12/25	$21,971	$36,940	$23,733	$11,524
01/26	$22,075	$37,476	$23,949	$11,537
02/26	$21,999	$37,191	$23,997	$11,726
03/26	$21,186	$35,339	$23,111	$11,519
04/26	$22,541	$39,047	$24,576	$11,532
05/26	$23,342	$41,102	$25,383	$11,568
06/26	$23,226	$40,711	$25,262	$11,596
07/26	$23,263	$40,685	$25,121	$11,445
08/26	$23,649	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	12.15	7.42	9.64
Class A (including sales charges)	5.70	6.16	8.99
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Class A | ASR120-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class A | ASR120-01_(10/26) |

Columbia Balanced Fund

Class C | CBLCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$175	1.66%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Class C | ASR120-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Class C (including sales charges) ($23,277)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,986	$10,002	$9,999	$9,994
10/16	$9,839	$9,819	$9,859	$9,918
11/16	$9,898	$10,183	$9,985	$9,683
12/16	$9,988	$10,384	$10,109	$9,697
01/17	$10,103	$10,581	$10,232	$9,716
02/17	$10,364	$11,001	$10,503	$9,781
03/17	$10,402	$11,014	$10,508	$9,776
04/17	$10,507	$11,127	$10,605	$9,851
05/17	$10,609	$11,284	$10,727	$9,927
06/17	$10,672	$11,354	$10,763	$9,917
07/17	$10,823	$11,588	$10,915	$9,960
08/17	$10,871	$11,623	$10,974	$10,049
09/17	$10,948	$11,863	$11,089	$10,001
10/17	$11,012	$12,140	$11,246	$10,007
11/17	$11,163	$12,512	$11,448	$9,994
12/17	$11,303	$12,651	$11,545	$10,040
01/18	$11,648	$13,376	$11,888	$9,925
02/18	$11,259	$12,883	$11,580	$9,830
03/18	$11,042	$12,555	$11,434	$9,894
04/18	$10,990	$12,604	$11,426	$9,820
05/18	$11,104	$12,907	$11,624	$9,890
06/18	$11,126	$12,987	$11,661	$9,878
07/18	$11,424	$13,470	$11,922	$9,880
08/18	$11,613	$13,909	$12,186	$9,944
09/18	$11,637	$13,988	$12,196	$9,880
10/18	$11,072	$13,032	$11,658	$9,802
11/18	$11,187	$13,297	$11,828	$9,860
12/18	$10,552	$12,097	$11,274	$10,041
01/19	$11,133	$13,066	$11,864	$10,148
02/19	$11,333	$13,486	$12,090	$10,142
03/19	$11,552	$13,748	$12,324	$10,337
04/19	$11,893	$14,304	$12,624	$10,339
05/19	$11,460	$13,395	$12,233	$10,523
06/19	$11,983	$14,339	$12,811	$10,655
07/19	$12,120	$14,546	$12,933	$10,679
08/19	$12,077	$14,315	$12,944	$10,955
09/19	$12,178	$14,583	$13,062	$10,897
10/19	$12,325	$14,899	$13,247	$10,930
11/19	$12,575	$15,440	$13,533	$10,924
12/19	$12,855	$15,906	$13,775	$10,917
01/20	$12,935	$15,899	$13,877	$11,127
02/20	$12,382	$14,591	$13,292	$11,327
03/20	$11,275	$12,788	$12,276	$11,260
04/20	$12,287	$14,428	$13,307	$11,460
05/20	$12,755	$15,115	$13,712	$11,514
06/20	$12,936	$15,416	$13,910	$11,586
07/20	$13,514	$16,285	$14,464	$11,759
08/20	$14,098	$17,455	$15,041	$11,665
09/20	$13,718	$16,792	$14,695	$11,658
10/20	$13,430	$16,346	$14,434	$11,606
11/20	$14,584	$18,135	$15,439	$11,720
12/20	$15,001	$18,832	$15,803	$11,736
01/21	$14,841	$18,642	$15,662	$11,652
02/21	$15,171	$19,156	$15,831	$11,484
03/21	$15,530	$19,995	$16,168	$11,340
04/21	$16,086	$21,062	$16,737	$11,430
05/21	$16,206	$21,209	$16,829	$11,467
06/21	$16,416	$21,704	$17,112	$11,548
07/21	$16,657	$22,220	$17,432	$11,677
08/21	$16,892	$22,895	$17,737	$11,655
09/21	$16,262	$21,831	$17,181	$11,554
10/21	$16,793	$23,360	$17,901	$11,551
11/21	$16,558	$23,198	$17,848	$11,585
12/21	$17,068	$24,238	$18,309	$11,555
01/22	$16,589	$22,984	$17,583	$11,306
02/22	$16,244	$22,295	$17,189	$11,180
03/22	$16,348	$23,123	$17,381	$10,869
04/22	$15,232	$21,107	$16,207	$10,457
05/22	$15,192	$21,146	$16,267	$10,524
06/22	$14,321	$19,400	$15,359	$10,359
07/22	$15,133	$21,189	$16,359	$10,612
08/22	$14,657	$20,325	$15,774	$10,313
09/22	$13,524	$18,453	$14,630	$9,867
10/22	$14,064	$19,947	$15,265	$9,739
11/22	$14,665	$21,062	$16,001	$10,097
12/22	$14,086	$19,848	$15,419	$10,052
01/23	$14,882	$21,095	$16,190	$10,361
02/23	$14,466	$20,581	$15,786	$10,093
03/23	$14,974	$21,336	$16,294	$10,350
04/23	$15,204	$21,669	$16,486	$10,412
05/23	$15,281	$21,763	$16,457	$10,299
06/23	$15,855	$23,201	$17,086	$10,262
07/23	$16,181	$23,947	$17,411	$10,255
08/23	$16,002	$23,566	$17,200	$10,189
09/23	$15,366	$22,442	$16,533	$9,931
10/23	$15,095	$21,970	$16,220	$9,774
11/23	$16,255	$23,977	$17,403	$10,216
12/23	$16,943	$25,066	$18,143	$10,608
01/24	$17,130	$25,487	$18,306	$10,578
02/24	$17,655	$26,848	$18,789	$10,429
03/24	$17,959	$27,712	$19,222	$10,525
04/24	$17,415	$26,580	$18,556	$10,259
05/24	$18,086	$27,898	$19,234	$10,433
06/24	$18,513	$28,899	$19,721	$10,532
07/24	$18,718	$29,251	$20,049	$10,778
08/24	$19,047	$29,960	$20,456	$10,933
09/24	$19,265	$30,600	$20,828	$11,079
10/24	$18,885	$30,323	$20,508	$10,805
11/24	$19,588	$32,102	$21,317	$10,919
12/24	$19,226	$31,337	$20,873	$10,740
01/25	$19,658	$32,210	$21,266	$10,797
02/25	$19,591	$31,790	$21,286	$11,035
03/25	$18,861	$29,998	$20,570	$11,039
04/25	$18,816	$29,795	$20,519	$11,082
05/25	$19,498	$31,670	$21,235	$11,003
06/25	$20,285	$33,281	$22,013	$11,172
07/25	$20,689	$34,028	$22,287	$11,143
08/25	$20,912	$34,718	$22,664	$11,276
09/25	$21,351	$35,985	$23,260	$11,399
10/25	$21,733	$36,827	$23,644	$11,470
11/25	$21,661	$36,918	$23,738	$11,541
12/25	$21,730	$36,940	$23,733	$11,524
01/26	$21,822	$37,476	$23,949	$11,537
02/26	$21,734	$37,191	$23,997	$11,726
03/26	$20,918	$35,339	$23,111	$11,519
04/26	$22,239	$39,047	$24,576	$11,532
05/26	$23,019	$41,102	$25,383	$11,568
06/26	$22,890	$40,711	$25,262	$11,596
07/26	$22,910	$40,685	$25,121	$11,445
08/26	$23,277	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	11.31	6.62	8.82
Class C (including sales charges)	10.31	6.62	8.82
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Class C | ASR120-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class C | ASR120-04_(10/26) |

Columbia Balanced Fund

Institutional Class | CBALX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$70	0.66%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Institutional Class | ASR120-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Institutional Class ($25,731)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,995	$10,002	$9,999	$9,994
10/16	$9,856	$9,819	$9,859	$9,918
11/16	$9,926	$10,183	$9,985	$9,683
12/16	$10,025	$10,384	$10,109	$9,697
01/17	$10,149	$10,581	$10,232	$9,716
02/17	$10,418	$11,001	$10,503	$9,781
03/17	$10,465	$11,014	$10,508	$9,776
04/17	$10,579	$11,127	$10,605	$9,851
05/17	$10,692	$11,284	$10,727	$9,927
06/17	$10,761	$11,354	$10,763	$9,917
07/17	$10,923	$11,588	$10,915	$9,960
08/17	$10,983	$11,623	$10,974	$10,049
09/17	$11,069	$11,863	$11,089	$10,001
10/17	$11,145	$12,140	$11,246	$10,007
11/17	$11,306	$12,512	$11,448	$9,994
12/17	$11,457	$12,651	$11,545	$10,040
01/18	$11,817	$13,376	$11,888	$9,925
02/18	$11,432	$12,883	$11,580	$9,830
03/18	$11,219	$12,555	$11,434	$9,894
04/18	$11,178	$12,604	$11,426	$9,820
05/18	$11,303	$12,907	$11,624	$9,890
06/18	$11,333	$12,987	$11,661	$9,878
07/18	$11,648	$13,470	$11,922	$9,880
08/18	$11,852	$13,909	$12,186	$9,944
09/18	$11,886	$13,988	$12,196	$9,880
10/18	$11,318	$13,032	$11,658	$9,802
11/18	$11,444	$13,297	$11,828	$9,860
12/18	$10,804	$12,097	$11,274	$10,041
01/19	$11,410	$13,066	$11,864	$10,148
02/19	$11,621	$13,486	$12,090	$10,142
03/19	$11,855	$13,748	$12,324	$10,337
04/19	$12,216	$14,304	$12,624	$10,339
05/19	$11,782	$13,395	$12,233	$10,523
06/19	$12,331	$14,339	$12,811	$10,655
07/19	$12,481	$14,546	$12,933	$10,679
08/19	$12,449	$14,315	$12,944	$10,955
09/19	$12,563	$14,583	$13,062	$10,897
10/19	$12,726	$14,899	$13,247	$10,930
11/19	$12,990	$15,440	$13,533	$10,924
12/19	$13,291	$15,906	$13,775	$10,917
01/20	$13,386	$15,899	$13,877	$11,127
02/20	$12,827	$14,591	$13,292	$11,327
03/20	$11,688	$12,788	$12,276	$11,260
04/20	$12,747	$14,428	$13,307	$11,460
05/20	$13,244	$15,115	$13,712	$11,514
06/20	$13,442	$15,416	$13,910	$11,586
07/20	$14,055	$16,285	$14,464	$11,759
08/20	$14,677	$17,455	$15,041	$11,665
09/20	$14,291	$16,792	$14,695	$11,658
10/20	$14,004	$16,346	$14,434	$11,606
11/20	$15,221	$18,135	$15,439	$11,720
12/20	$15,669	$18,832	$15,803	$11,736
01/21	$15,514	$18,642	$15,662	$11,652
02/21	$15,872	$19,156	$15,831	$11,484
03/21	$16,260	$19,995	$16,168	$11,340
04/21	$16,858	$21,062	$16,737	$11,430
05/21	$16,994	$21,209	$16,829	$11,467
06/21	$17,233	$21,704	$17,112	$11,548
07/21	$17,499	$22,220	$17,432	$11,677
08/21	$17,761	$22,895	$17,737	$11,655
09/21	$17,115	$21,831	$17,181	$11,554
10/21	$17,686	$23,360	$17,901	$11,551
11/21	$17,455	$23,198	$17,848	$11,585
12/21	$18,005	$24,238	$18,309	$11,555
01/22	$17,514	$22,984	$17,583	$11,306
02/22	$17,165	$22,295	$17,189	$11,180
03/22	$17,287	$23,123	$17,381	$10,869
04/22	$16,123	$21,107	$16,207	$10,457
05/22	$16,095	$21,146	$16,267	$10,524
06/22	$15,186	$19,400	$15,359	$10,359
07/22	$16,055	$21,189	$16,359	$10,612
08/22	$15,566	$20,325	$15,774	$10,313
09/22	$14,373	$18,453	$14,630	$9,867
10/22	$14,964	$19,947	$15,265	$9,739
11/22	$15,612	$21,062	$16,001	$10,097
12/22	$15,009	$19,848	$15,419	$10,052
01/23	$15,874	$21,095	$16,190	$10,361
02/23	$15,440	$20,581	$15,786	$10,093
03/23	$15,993	$21,336	$16,294	$10,350
04/23	$16,254	$21,669	$16,486	$10,412
05/23	$16,351	$21,763	$16,457	$10,299
06/23	$16,981	$23,201	$17,086	$10,262
07/23	$17,344	$23,947	$17,411	$10,255
08/23	$17,165	$23,566	$17,200	$10,189
09/23	$16,493	$22,442	$16,533	$9,931
10/23	$16,218	$21,970	$16,220	$9,774
11/23	$17,480	$23,977	$17,403	$10,216
12/23	$18,235	$25,066	$18,143	$10,608
01/24	$18,454	$25,487	$18,306	$10,578
02/24	$19,034	$26,848	$18,789	$10,429
03/24	$19,377	$27,712	$19,222	$10,525
04/24	$18,806	$26,580	$18,556	$10,259
05/24	$19,548	$27,898	$19,234	$10,433
06/24	$20,024	$28,899	$19,721	$10,532
07/24	$20,261	$29,251	$20,049	$10,778
08/24	$20,640	$29,960	$20,456	$10,933
09/24	$20,888	$30,600	$20,828	$11,079
10/24	$20,496	$30,323	$20,508	$10,805
11/24	$21,277	$32,102	$21,317	$10,919
12/24	$20,902	$31,337	$20,873	$10,740
01/25	$21,391	$32,210	$21,266	$10,797
02/25	$21,330	$31,790	$21,286	$11,035
03/25	$20,555	$29,998	$20,570	$11,039
04/25	$20,522	$29,795	$20,519	$11,082
05/25	$21,285	$31,670	$21,235	$11,003
06/25	$22,164	$33,281	$22,013	$11,172
07/25	$22,625	$34,028	$22,287	$11,143
08/25	$22,884	$34,718	$22,664	$11,276
09/25	$23,383	$35,985	$23,260	$11,399
10/25	$23,822	$36,827	$23,644	$11,470
11/25	$23,764	$36,918	$23,738	$11,541
12/25	$23,863	$36,940	$23,733	$11,524
01/26	$23,980	$37,476	$23,949	$11,537
02/26	$23,906	$37,191	$23,997	$11,726
03/26	$23,027	$35,339	$23,111	$11,519
04/26	$24,504	$39,047	$24,576	$11,532
05/26	$25,377	$41,102	$25,383	$11,568
06/26	$25,262	$40,711	$25,262	$11,596
07/26	$25,301	$40,685	$25,121	$11,445
08/26	$25,731	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.44	7.70	9.91
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Institutional Class | ASR120-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Institutional Class | ASR120-08_(10/26) |

Columbia Balanced Fund

Institutional 2 Class | CLREX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$67	0.63%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Institutional 2 Class | ASR120-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Institutional 2 Class ($25,835)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,998	$10,002	$9,999	$9,994
10/16	$9,859	$9,819	$9,859	$9,918
11/16	$9,928	$10,183	$9,985	$9,683
12/16	$10,026	$10,384	$10,109	$9,697
01/17	$10,150	$10,581	$10,232	$9,716
02/17	$10,423	$11,001	$10,503	$9,781
03/17	$10,469	$11,014	$10,508	$9,776
04/17	$10,585	$11,127	$10,605	$9,851
05/17	$10,696	$11,284	$10,727	$9,927
06/17	$10,769	$11,354	$10,763	$9,917
07/17	$10,931	$11,588	$10,915	$9,960
08/17	$10,991	$11,623	$10,974	$10,049
09/17	$11,076	$11,863	$11,089	$10,001
10/17	$11,152	$12,140	$11,246	$10,007
11/17	$11,315	$12,512	$11,448	$9,994
12/17	$11,465	$12,651	$11,545	$10,040
01/18	$11,826	$13,376	$11,888	$9,925
02/18	$11,440	$12,883	$11,580	$9,830
03/18	$11,229	$12,555	$11,434	$9,894
04/18	$11,187	$12,604	$11,426	$9,820
05/18	$11,313	$12,907	$11,624	$9,890
06/18	$11,347	$12,987	$11,661	$9,878
07/18	$11,662	$13,470	$11,922	$9,880
08/18	$11,866	$13,909	$12,186	$9,944
09/18	$11,899	$13,988	$12,196	$9,880
10/18	$11,330	$13,032	$11,658	$9,802
11/18	$11,459	$13,297	$11,828	$9,860
12/18	$10,818	$12,097	$11,274	$10,041
01/19	$11,424	$13,066	$11,864	$10,148
02/19	$11,638	$13,486	$12,090	$10,142
03/19	$11,874	$13,748	$12,324	$10,337
04/19	$12,236	$14,304	$12,624	$10,339
05/19	$11,800	$13,395	$12,233	$10,523
06/19	$12,349	$14,339	$12,811	$10,655
07/19	$12,502	$14,546	$12,933	$10,679
08/19	$12,470	$14,315	$12,944	$10,955
09/19	$12,583	$14,583	$13,062	$10,897
10/19	$12,746	$14,899	$13,247	$10,930
11/19	$13,014	$15,440	$13,533	$10,924
12/19	$13,316	$15,906	$13,775	$10,917
01/20	$13,411	$15,899	$13,877	$11,127
02/20	$12,851	$14,591	$13,292	$11,327
03/20	$11,710	$12,788	$12,276	$11,260
04/20	$12,773	$14,428	$13,307	$11,460
05/20	$13,271	$15,115	$13,712	$11,514
06/20	$13,471	$15,416	$13,910	$11,586
07/20	$14,085	$16,285	$14,464	$11,759
08/20	$14,708	$17,455	$15,041	$11,665
09/20	$14,323	$16,792	$14,695	$11,658
10/20	$14,035	$16,346	$14,434	$11,606
11/20	$15,254	$18,135	$15,439	$11,720
12/20	$15,704	$18,832	$15,803	$11,736
01/21	$15,549	$18,642	$15,662	$11,652
02/21	$15,907	$19,156	$15,831	$11,484
03/21	$16,298	$19,995	$16,168	$11,340
04/21	$16,897	$21,062	$16,737	$11,430
05/21	$17,036	$21,209	$16,829	$11,467
06/21	$17,274	$21,704	$17,112	$11,548
07/21	$17,540	$22,220	$17,432	$11,677
08/21	$17,806	$22,895	$17,737	$11,655
09/21	$17,157	$21,831	$17,181	$11,554
10/21	$17,729	$23,360	$17,901	$11,551
11/21	$17,501	$23,198	$17,848	$11,585
12/21	$18,053	$24,238	$18,309	$11,555
01/22	$17,562	$22,984	$17,583	$11,306
02/22	$17,212	$22,295	$17,189	$11,180
03/22	$17,336	$23,123	$17,381	$10,869
04/22	$16,166	$21,107	$16,207	$10,457
05/22	$16,138	$21,146	$16,267	$10,524
06/22	$15,228	$19,400	$15,359	$10,359
07/22	$16,099	$21,189	$16,359	$10,612
08/22	$15,612	$20,325	$15,774	$10,313
09/22	$14,414	$18,453	$14,630	$9,867
10/22	$15,006	$19,947	$15,265	$9,739
11/22	$15,659	$21,062	$16,001	$10,097
12/22	$15,053	$19,848	$15,419	$10,052
01/23	$15,920	$21,095	$16,190	$10,361
02/23	$15,485	$20,581	$15,786	$10,093
03/23	$16,045	$21,336	$16,294	$10,350
04/23	$16,302	$21,669	$16,486	$10,412
05/23	$16,403	$21,763	$16,457	$10,299
06/23	$17,032	$23,201	$17,086	$10,262
07/23	$17,400	$23,947	$17,411	$10,255
08/23	$17,220	$23,566	$17,200	$10,189
09/23	$16,548	$22,442	$16,533	$9,931
10/23	$16,272	$21,970	$16,220	$9,774
11/23	$17,537	$23,977	$17,403	$10,216
12/23	$18,296	$25,066	$18,143	$10,608
01/24	$18,516	$25,487	$18,306	$10,578
02/24	$19,101	$26,848	$18,789	$10,429
03/24	$19,443	$27,712	$19,222	$10,525
04/24	$18,870	$26,580	$18,556	$10,259
05/24	$19,618	$27,898	$19,234	$10,433
06/24	$20,093	$28,899	$19,721	$10,532
07/24	$20,335	$29,251	$20,049	$10,778
08/24	$20,711	$29,960	$20,456	$10,933
09/24	$20,965	$30,600	$20,828	$11,079
10/24	$20,572	$30,323	$20,508	$10,805
11/24	$21,355	$32,102	$21,317	$10,919
12/24	$20,977	$31,337	$20,873	$10,740
01/25	$21,471	$32,210	$21,266	$10,797
02/25	$21,410	$31,790	$21,286	$11,035
03/25	$20,630	$29,998	$20,570	$11,039
04/25	$20,602	$29,795	$20,519	$11,082
05/25	$21,366	$31,670	$21,235	$11,003
06/25	$22,245	$33,281	$22,013	$11,172
07/25	$22,712	$34,028	$22,287	$11,143
08/25	$22,972	$34,718	$22,664	$11,276
09/25	$23,474	$35,985	$23,260	$11,399
10/25	$23,918	$36,827	$23,644	$11,470
11/25	$23,860	$36,918	$23,738	$11,541
12/25	$23,957	$36,940	$23,733	$11,524
01/26	$24,074	$37,476	$23,949	$11,537
02/26	$24,000	$37,191	$23,997	$11,726
03/26	$23,120	$35,339	$23,111	$11,519
04/26	$24,602	$39,047	$24,576	$11,532
05/26	$25,482	$41,102	$25,383	$11,568
06/26	$25,364	$40,711	$25,262	$11,596
07/26	$25,408	$40,685	$25,121	$11,445
08/26	$25,835	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.46	7.73	9.96
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Institutional 2 Class | ASR120-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Institutional 2 Class | ASR120-15_(10/26) |

Columbia Balanced Fund

Institutional 3 Class | CBDYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$62	0.58%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Institutional 3 Class | ASR120-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Institutional 3 Class ($25,962)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,996	$10,002	$9,999	$9,994
10/16	$9,858	$9,819	$9,859	$9,918
11/16	$9,927	$10,183	$9,985	$9,683
12/16	$10,029	$10,384	$10,109	$9,697
01/17	$10,154	$10,581	$10,232	$9,716
02/17	$10,424	$11,001	$10,503	$9,781
03/17	$10,471	$11,014	$10,508	$9,776
04/17	$10,587	$11,127	$10,605	$9,851
05/17	$10,702	$11,284	$10,727	$9,927
06/17	$10,773	$11,354	$10,763	$9,917
07/17	$10,934	$11,588	$10,915	$9,960
08/17	$10,996	$11,623	$10,974	$10,049
09/17	$11,081	$11,863	$11,089	$10,001
10/17	$11,157	$12,140	$11,246	$10,007
11/17	$11,322	$12,512	$11,448	$9,994
12/17	$11,471	$12,651	$11,545	$10,040
01/18	$11,835	$13,376	$11,888	$9,925
02/18	$11,449	$12,883	$11,580	$9,830
03/18	$11,238	$12,555	$11,434	$9,894
04/18	$11,197	$12,604	$11,426	$9,820
05/18	$11,324	$12,907	$11,624	$9,890
06/18	$11,356	$12,987	$11,661	$9,878
07/18	$11,672	$13,470	$11,922	$9,880
08/18	$11,877	$13,909	$12,186	$9,944
09/18	$11,912	$13,988	$12,196	$9,880
10/18	$11,341	$13,032	$11,658	$9,802
11/18	$11,472	$13,297	$11,828	$9,860
12/18	$10,832	$12,097	$11,274	$10,041
01/19	$11,439	$13,066	$11,864	$10,148
02/19	$11,651	$13,486	$12,090	$10,142
03/19	$11,886	$13,748	$12,324	$10,337
04/19	$12,251	$14,304	$12,624	$10,339
05/19	$11,813	$13,395	$12,233	$10,523
06/19	$12,364	$14,339	$12,811	$10,655
07/19	$12,519	$14,546	$12,933	$10,679
08/19	$12,487	$14,315	$12,944	$10,955
09/19	$12,601	$14,583	$13,062	$10,897
10/19	$12,766	$14,899	$13,247	$10,930
11/19	$13,034	$15,440	$13,533	$10,924
12/19	$13,339	$15,906	$13,775	$10,917
01/20	$13,433	$15,899	$13,877	$11,127
02/20	$12,872	$14,591	$13,292	$11,327
03/20	$11,729	$12,788	$12,276	$11,260
04/20	$12,796	$14,428	$13,307	$11,460
05/20	$13,296	$15,115	$13,712	$11,514
06/20	$13,495	$15,416	$13,910	$11,586
07/20	$14,110	$16,285	$14,464	$11,759
08/20	$14,735	$17,455	$15,041	$11,665
09/20	$14,348	$16,792	$14,695	$11,658
10/20	$14,062	$16,346	$14,434	$11,606
11/20	$15,284	$18,135	$15,439	$11,720
12/20	$15,735	$18,832	$15,803	$11,736
01/21	$15,582	$18,642	$15,662	$11,652
02/21	$15,944	$19,156	$15,831	$11,484
03/21	$16,333	$19,995	$16,168	$11,340
04/21	$16,934	$21,062	$16,737	$11,430
05/21	$17,072	$21,209	$16,829	$11,467
06/21	$17,313	$21,704	$17,112	$11,548
07/21	$17,580	$22,220	$17,432	$11,677
08/21	$17,848	$22,895	$17,737	$11,655
09/21	$17,199	$21,831	$17,181	$11,554
10/21	$17,773	$23,360	$17,901	$11,551
11/21	$17,544	$23,198	$17,848	$11,585
12/21	$18,097	$24,238	$18,309	$11,555
01/22	$17,607	$22,984	$17,583	$11,306
02/22	$17,256	$22,295	$17,189	$11,180
03/22	$17,382	$23,123	$17,381	$10,869
04/22	$16,211	$21,107	$16,207	$10,457
05/22	$16,183	$21,146	$16,267	$10,524
06/22	$15,269	$19,400	$15,359	$10,359
07/22	$16,147	$21,189	$16,359	$10,612
08/22	$15,657	$20,325	$15,774	$10,313
09/22	$14,457	$18,453	$14,630	$9,867
10/22	$15,048	$19,947	$15,265	$9,739
11/22	$15,706	$21,062	$16,001	$10,097
12/22	$15,100	$19,848	$15,419	$10,052
01/23	$15,971	$21,095	$16,190	$10,361
02/23	$15,536	$20,581	$15,786	$10,093
03/23	$16,096	$21,336	$16,294	$10,350
04/23	$16,355	$21,669	$16,486	$10,412
05/23	$16,455	$21,763	$16,457	$10,299
06/23	$17,088	$23,201	$17,086	$10,262
07/23	$17,457	$23,947	$17,411	$10,255
08/23	$17,278	$23,566	$17,200	$10,189
09/23	$16,606	$22,442	$16,533	$9,931
10/23	$16,329	$21,970	$16,220	$9,774
11/23	$17,599	$23,977	$17,403	$10,216
12/23	$18,360	$25,066	$18,143	$10,608
01/24	$18,582	$25,487	$18,306	$10,578
02/24	$19,170	$26,848	$18,789	$10,429
03/24	$19,515	$27,712	$19,222	$10,525
04/24	$18,940	$26,580	$18,556	$10,259
05/24	$19,689	$27,898	$19,234	$10,433
06/24	$20,170	$28,899	$19,721	$10,532
07/24	$20,413	$29,251	$20,049	$10,778
08/24	$20,794	$29,960	$20,456	$10,933
09/24	$21,045	$30,600	$20,828	$11,079
10/24	$20,651	$30,323	$20,508	$10,805
11/24	$21,439	$32,102	$21,317	$10,919
12/24	$21,063	$31,337	$20,873	$10,740
01/25	$21,557	$32,210	$21,266	$10,797
02/25	$21,500	$31,790	$21,286	$11,035
03/25	$20,718	$29,998	$20,570	$11,039
04/25	$20,685	$29,795	$20,519	$11,082
05/25	$21,455	$31,670	$21,235	$11,003
06/25	$22,342	$33,281	$22,013	$11,172
07/25	$22,808	$34,028	$22,287	$11,143
08/25	$23,075	$34,718	$22,664	$11,276
09/25	$23,579	$35,985	$23,260	$11,399
10/25	$24,023	$36,827	$23,644	$11,470
11/25	$23,966	$36,918	$23,738	$11,541
12/25	$24,065	$36,940	$23,733	$11,524
01/26	$24,186	$37,476	$23,949	$11,537
02/26	$24,112	$37,191	$23,997	$11,726
03/26	$23,226	$35,339	$23,111	$11,519
04/26	$24,720	$39,047	$24,576	$11,532
05/26	$25,605	$41,102	$25,383	$11,568
06/26	$25,487	$40,711	$25,262	$11,596
07/26	$25,530	$40,685	$25,121	$11,445
08/26	$25,962	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	12.52	7.78	10.01
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Institutional 3 Class | ASR120-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Institutional 3 Class | ASR120-17_(10/26) |

Columbia Balanced Fund

Class R | CBLRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$123	1.16%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Class R | ASR120-12_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Class R ($24,468)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,991	$10,002	$9,999	$9,994
10/16	$9,846	$9,819	$9,859	$9,918
11/16	$9,910	$10,183	$9,985	$9,683
12/16	$10,005	$10,384	$10,109	$9,697
01/17	$10,126	$10,581	$10,232	$9,716
02/17	$10,391	$11,001	$10,503	$9,781
03/17	$10,434	$11,014	$10,508	$9,776
04/17	$10,541	$11,127	$10,605	$9,851
05/17	$10,649	$11,284	$10,727	$9,927
06/17	$10,714	$11,354	$10,763	$9,917
07/17	$10,871	$11,588	$10,915	$9,960
08/17	$10,927	$11,623	$10,974	$10,049
09/17	$11,007	$11,863	$11,089	$10,001
10/17	$11,077	$12,140	$11,246	$10,007
11/17	$11,234	$12,512	$11,448	$9,994
12/17	$11,378	$12,651	$11,545	$10,040
01/18	$11,729	$13,376	$11,888	$9,925
02/18	$11,342	$12,883	$11,580	$9,830
03/18	$11,129	$12,555	$11,434	$9,894
04/18	$11,082	$12,604	$11,426	$9,820
05/18	$11,200	$12,907	$11,624	$9,890
06/18	$11,227	$12,987	$11,661	$9,878
07/18	$11,536	$13,470	$11,922	$9,880
08/18	$11,732	$13,909	$12,186	$9,944
09/18	$11,760	$13,988	$12,196	$9,880
10/18	$11,193	$13,032	$11,658	$9,802
11/18	$11,314	$13,297	$11,828	$9,860
12/18	$10,677	$12,097	$11,274	$10,041
01/19	$11,269	$13,066	$11,864	$10,148
02/19	$11,474	$13,486	$12,090	$10,142
03/19	$11,702	$13,748	$12,324	$10,337
04/19	$12,053	$14,304	$12,624	$10,339
05/19	$11,618	$13,395	$12,233	$10,523
06/19	$12,153	$14,339	$12,811	$10,655
07/19	$12,298	$14,546	$12,933	$10,679
08/19	$12,260	$14,315	$12,944	$10,955
09/19	$12,369	$14,583	$13,062	$10,897
10/19	$12,524	$14,899	$13,247	$10,930
11/19	$12,780	$15,440	$13,533	$10,924
12/19	$13,071	$15,906	$13,775	$10,917
01/20	$13,158	$15,899	$13,877	$11,127
02/20	$12,601	$14,591	$13,292	$11,327
03/20	$11,476	$12,788	$12,276	$11,260
04/20	$12,513	$14,428	$13,307	$11,460
05/20	$12,997	$15,115	$13,712	$11,514
06/20	$13,184	$15,416	$13,910	$11,586
07/20	$13,781	$16,285	$14,464	$11,759
08/20	$14,384	$17,455	$15,041	$11,665
09/20	$14,000	$16,792	$14,695	$11,658
10/20	$13,713	$16,346	$14,434	$11,606
11/20	$14,897	$18,135	$15,439	$11,720
12/20	$15,331	$18,832	$15,803	$11,736
01/21	$15,174	$18,642	$15,662	$11,652
02/21	$15,517	$19,156	$15,831	$11,484
03/21	$15,889	$19,995	$16,168	$11,340
04/21	$16,466	$21,062	$16,737	$11,430
05/21	$16,592	$21,209	$16,829	$11,467
06/21	$16,817	$21,704	$17,112	$11,548
07/21	$17,069	$22,220	$17,432	$11,677
08/21	$17,318	$22,895	$17,737	$11,655
09/21	$16,680	$21,831	$17,181	$11,554
10/21	$17,232	$23,360	$17,901	$11,551
11/21	$16,999	$23,198	$17,848	$11,585
12/21	$17,530	$24,238	$18,309	$11,555
01/22	$17,043	$22,984	$17,583	$11,306
02/22	$16,697	$22,295	$17,189	$11,180
03/22	$16,808	$23,123	$17,381	$10,869
04/22	$15,670	$21,107	$16,207	$10,457
05/22	$15,635	$21,146	$16,267	$10,524
06/22	$14,747	$19,400	$15,359	$10,359
07/22	$15,586	$21,189	$16,359	$10,612
08/22	$15,105	$20,325	$15,774	$10,313
09/22	$13,942	$18,453	$14,630	$9,867
10/22	$14,503	$19,947	$15,265	$9,739
11/22	$15,130	$21,062	$16,001	$10,097
12/22	$14,536	$19,848	$15,419	$10,052
01/23	$15,368	$21,095	$16,190	$10,361
02/23	$14,941	$20,581	$15,786	$10,093
03/23	$15,474	$21,336	$16,294	$10,350
04/23	$15,719	$21,669	$16,486	$10,412
05/23	$15,805	$21,763	$16,457	$10,299
06/23	$16,407	$23,201	$17,086	$10,262
07/23	$16,749	$23,947	$17,411	$10,255
08/23	$16,573	$23,566	$17,200	$10,189
09/23	$15,916	$22,442	$16,533	$9,931
10/23	$15,644	$21,970	$16,220	$9,774
11/23	$16,855	$23,977	$17,403	$10,216
12/23	$17,574	$25,066	$18,143	$10,608
01/24	$17,778	$25,487	$18,306	$10,578
02/24	$18,331	$26,848	$18,789	$10,429
03/24	$18,653	$27,712	$19,222	$10,525
04/24	$18,094	$26,580	$18,556	$10,259
05/24	$18,802	$27,898	$19,234	$10,433
06/24	$19,251	$28,899	$19,721	$10,532
07/24	$19,471	$29,251	$20,049	$10,778
08/24	$19,827	$29,960	$20,456	$10,933
09/24	$20,058	$30,600	$20,828	$11,079
10/24	$19,672	$30,323	$20,508	$10,805
11/24	$20,412	$32,102	$21,317	$10,919
12/24	$20,042	$31,337	$20,873	$10,740
01/25	$20,506	$32,210	$21,266	$10,797
02/25	$20,440	$31,790	$21,286	$11,035
03/25	$19,686	$29,998	$20,570	$11,039
04/25	$19,647	$29,795	$20,519	$11,082
05/25	$20,371	$31,670	$21,235	$11,003
06/25	$21,200	$33,281	$22,013	$11,172
07/25	$21,632	$34,028	$22,287	$11,143
08/25	$21,876	$34,718	$22,664	$11,276
09/25	$22,342	$35,985	$23,260	$11,399
10/25	$22,752	$36,827	$23,644	$11,470
11/25	$22,689	$36,918	$23,738	$11,541
12/25	$22,770	$36,940	$23,733	$11,524
01/26	$22,874	$37,476	$23,949	$11,537
02/26	$22,791	$37,191	$23,997	$11,726
03/26	$21,943	$35,339	$23,111	$11,519
04/26	$23,343	$39,047	$24,576	$11,532
05/26	$24,165	$41,102	$25,383	$11,568
06/26	$24,043	$40,711	$25,262	$11,596
07/26	$24,072	$40,685	$25,121	$11,445
08/26	$24,468	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	11.85	7.16	9.36
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Class R | ASR120-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class R | ASR120-12_(10/26) |

Columbia Balanced Fund

Class S | CBABX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$70	0.66%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Columbia Balanced Fund | Class S | ASR120-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Balanced Fund Class S ($25,730)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,995	$10,002	$9,999	$9,994
10/16	$9,856	$9,819	$9,859	$9,918
11/16	$9,926	$10,183	$9,985	$9,683
12/16	$10,025	$10,384	$10,109	$9,697
01/17	$10,149	$10,581	$10,232	$9,716
02/17	$10,418	$11,001	$10,503	$9,781
03/17	$10,465	$11,014	$10,508	$9,776
04/17	$10,579	$11,127	$10,605	$9,851
05/17	$10,692	$11,284	$10,727	$9,927
06/17	$10,761	$11,354	$10,763	$9,917
07/17	$10,923	$11,588	$10,915	$9,960
08/17	$10,983	$11,623	$10,974	$10,049
09/17	$11,069	$11,863	$11,089	$10,001
10/17	$11,145	$12,140	$11,246	$10,007
11/17	$11,306	$12,512	$11,448	$9,994
12/17	$11,457	$12,651	$11,545	$10,040
01/18	$11,817	$13,376	$11,888	$9,925
02/18	$11,432	$12,883	$11,580	$9,830
03/18	$11,219	$12,555	$11,434	$9,894
04/18	$11,178	$12,604	$11,426	$9,820
05/18	$11,303	$12,907	$11,624	$9,890
06/18	$11,333	$12,987	$11,661	$9,878
07/18	$11,648	$13,470	$11,922	$9,880
08/18	$11,852	$13,909	$12,186	$9,944
09/18	$11,886	$13,988	$12,196	$9,880
10/18	$11,318	$13,032	$11,658	$9,802
11/18	$11,444	$13,297	$11,828	$9,860
12/18	$10,804	$12,097	$11,274	$10,041
01/19	$11,410	$13,066	$11,864	$10,148
02/19	$11,621	$13,486	$12,090	$10,142
03/19	$11,855	$13,748	$12,324	$10,337
04/19	$12,216	$14,304	$12,624	$10,339
05/19	$11,782	$13,395	$12,233	$10,523
06/19	$12,331	$14,339	$12,811	$10,655
07/19	$12,481	$14,546	$12,933	$10,679
08/19	$12,449	$14,315	$12,944	$10,955
09/19	$12,563	$14,583	$13,062	$10,897
10/19	$12,726	$14,899	$13,247	$10,930
11/19	$12,990	$15,440	$13,533	$10,924
12/19	$13,291	$15,906	$13,775	$10,917
01/20	$13,386	$15,899	$13,877	$11,127
02/20	$12,827	$14,591	$13,292	$11,327
03/20	$11,688	$12,788	$12,276	$11,260
04/20	$12,747	$14,428	$13,307	$11,460
05/20	$13,244	$15,115	$13,712	$11,514
06/20	$13,442	$15,416	$13,910	$11,586
07/20	$14,055	$16,285	$14,464	$11,759
08/20	$14,677	$17,455	$15,041	$11,665
09/20	$14,291	$16,792	$14,695	$11,658
10/20	$14,004	$16,346	$14,434	$11,606
11/20	$15,221	$18,135	$15,439	$11,720
12/20	$15,669	$18,832	$15,803	$11,736
01/21	$15,514	$18,642	$15,662	$11,652
02/21	$15,872	$19,156	$15,831	$11,484
03/21	$16,260	$19,995	$16,168	$11,340
04/21	$16,858	$21,062	$16,737	$11,430
05/21	$16,994	$21,209	$16,829	$11,467
06/21	$17,233	$21,704	$17,112	$11,548
07/21	$17,499	$22,220	$17,432	$11,677
08/21	$17,761	$22,895	$17,737	$11,655
09/21	$17,115	$21,831	$17,181	$11,554
10/21	$17,686	$23,360	$17,901	$11,551
11/21	$17,455	$23,198	$17,848	$11,585
12/21	$18,005	$24,238	$18,309	$11,555
01/22	$17,514	$22,984	$17,583	$11,306
02/22	$17,165	$22,295	$17,189	$11,180
03/22	$17,287	$23,123	$17,381	$10,869
04/22	$16,123	$21,107	$16,207	$10,457
05/22	$16,095	$21,146	$16,267	$10,524
06/22	$15,186	$19,400	$15,359	$10,359
07/22	$16,055	$21,189	$16,359	$10,612
08/22	$15,566	$20,325	$15,774	$10,313
09/22	$14,373	$18,453	$14,630	$9,867
10/22	$14,964	$19,947	$15,265	$9,739
11/22	$15,612	$21,062	$16,001	$10,097
12/22	$15,009	$19,848	$15,419	$10,052
01/23	$15,874	$21,095	$16,190	$10,361
02/23	$15,440	$20,581	$15,786	$10,093
03/23	$15,993	$21,336	$16,294	$10,350
04/23	$16,254	$21,669	$16,486	$10,412
05/23	$16,351	$21,763	$16,457	$10,299
06/23	$16,981	$23,201	$17,086	$10,262
07/23	$17,344	$23,947	$17,411	$10,255
08/23	$17,165	$23,566	$17,200	$10,189
09/23	$16,493	$22,442	$16,533	$9,931
10/23	$16,218	$21,970	$16,220	$9,774
11/23	$17,480	$23,977	$17,403	$10,216
12/23	$18,235	$25,066	$18,143	$10,608
01/24	$18,454	$25,487	$18,306	$10,578
02/24	$19,034	$26,848	$18,789	$10,429
03/24	$19,377	$27,712	$19,222	$10,525
04/24	$18,806	$26,580	$18,556	$10,259
05/24	$19,548	$27,898	$19,234	$10,433
06/24	$20,024	$28,899	$19,721	$10,532
07/24	$20,261	$29,251	$20,049	$10,778
08/24	$20,640	$29,960	$20,456	$10,933
09/24	$20,888	$30,600	$20,828	$11,079
10/24	$20,496	$30,323	$20,508	$10,805
11/24	$21,277	$32,102	$21,317	$10,919
12/24	$20,900	$31,337	$20,873	$10,740
01/25	$21,389	$32,210	$21,266	$10,797
02/25	$21,332	$31,790	$21,286	$11,035
03/25	$20,556	$29,998	$20,570	$11,039
04/25	$20,523	$29,795	$20,519	$11,082
05/25	$21,286	$31,670	$21,235	$11,003
06/25	$22,164	$33,281	$22,013	$11,172
07/25	$22,625	$34,028	$22,287	$11,143
08/25	$22,885	$34,718	$22,664	$11,276
09/25	$23,383	$35,985	$23,260	$11,399
10/25	$23,825	$36,827	$23,644	$11,470
11/25	$23,768	$36,918	$23,738	$11,541
12/25	$23,862	$36,940	$23,733	$11,524
01/26	$23,979	$37,476	$23,949	$11,537
02/26	$23,905	$37,191	$23,997	$11,726
03/26	$23,027	$35,339	$23,111	$11,519
04/26	$24,503	$39,047	$24,576	$11,532
05/26	$25,381	$41,102	$25,383	$11,568
06/26	$25,261	$40,711	$25,262	$11,596
07/26	$25,305	$40,685	$25,121	$11,445
08/26	$25,730	$41,793	$25,571	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	12.44	7.69	9.91
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Columbia Balanced Fund | Class S | ASR120-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class S | ASR120-16_(10/26) |

Columbia Contrarian Core Fund

Class A | LCCAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$107	0.98%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Class A | ASR133-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Class A (including sales charges) ($36,652)	Russell 1000® Index ($40,910)
08/16	$9,425	$10,000
09/16	$9,421	$10,008
10/16	$9,247	$9,813
11/16	$9,463	$10,200
12/16	$9,588	$10,391
01/17	$9,769	$10,600
02/17	$10,154	$11,010
03/17	$10,236	$11,017
04/17	$10,377	$11,134
05/17	$10,510	$11,276
06/17	$10,622	$11,355
07/17	$10,853	$11,580
08/17	$10,896	$11,616
09/17	$11,055	$11,863
10/17	$11,171	$12,135
11/17	$11,432	$12,505
12/17	$11,643	$12,645
01/18	$12,273	$13,339
02/18	$11,716	$12,849
03/18	$11,349	$12,558
04/18	$11,317	$12,600
05/18	$11,480	$12,922
06/18	$11,543	$13,005
07/18	$12,028	$13,454
08/18	$12,323	$13,918
09/18	$12,418	$13,971
10/18	$11,543	$12,982
11/18	$11,738	$13,246
12/18	$10,573	$12,040
01/19	$11,475	$13,049
02/19	$11,812	$13,491
03/19	$12,065	$13,726
04/19	$12,639	$14,280
05/19	$11,802	$13,370
06/19	$12,620	$14,308
07/19	$12,858	$14,531
08/19	$12,630	$14,265
09/19	$12,853	$14,512
10/19	$13,095	$14,819
11/19	$13,532	$15,379
12/19	$14,019	$15,824
01/20	$14,030	$15,841
02/20	$12,938	$14,546
03/20	$11,458	$12,624
04/20	$12,970	$14,292
05/20	$13,626	$15,046
06/20	$13,799	$15,379
07/20	$14,612	$16,279
08/20	$15,636	$17,474
09/20	$14,990	$16,836
10/20	$14,523	$16,430
11/20	$16,397	$18,364
12/20	$17,100	$19,141
01/21	$16,851	$18,983
02/21	$17,569	$19,533
03/21	$18,305	$20,272
04/21	$19,272	$21,364
05/21	$19,458	$21,465
06/21	$19,814	$22,003
07/21	$20,182	$22,460
08/21	$20,663	$23,110
09/21	$19,588	$22,048
10/21	$20,629	$23,578
11/21	$20,205	$23,262
12/21	$21,207	$24,204
01/22	$20,518	$22,840
02/22	$20,016	$22,213
03/22	$20,557	$22,962
04/22	$18,761	$20,916
05/22	$18,665	$20,884
06/22	$17,197	$19,135
07/22	$18,562	$20,917
08/22	$17,905	$20,114
09/22	$16,206	$18,253
10/22	$17,526	$19,717
11/22	$18,362	$20,783
12/22	$17,221	$19,575
01/23	$18,420	$20,887
02/23	$17,895	$20,390
03/23	$18,711	$21,035
04/23	$19,129	$21,296
05/23	$19,484	$21,395
06/23	$20,768	$22,840
07/23	$21,463	$23,625
08/23	$21,179	$23,212
09/23	$20,129	$22,121
10/23	$19,817	$21,587
11/23	$21,732	$23,603
12/23	$22,690	$24,768
01/24	$23,099	$25,113
02/24	$24,494	$26,469
03/24	$25,057	$27,318
04/24	$24,231	$26,155
05/24	$25,517	$27,387
06/24	$26,386	$28,294
07/24	$26,467	$28,705
08/24	$26,985	$29,386
09/24	$27,292	$30,014
10/24	$26,949	$29,804
11/24	$28,461	$31,723
12/24	$27,920	$30,839
01/25	$28,846	$31,820
02/25	$28,295	$31,264
03/25	$26,586	$29,454
04/25	$26,339	$29,279
05/25	$28,063	$31,148
06/25	$29,636	$32,726
07/25	$30,706	$33,453
08/25	$30,978	$34,157
09/25	$31,888	$35,341
10/25	$32,742	$36,104
11/25	$32,479	$36,192
12/25	$32,695	$36,194
01/26	$32,858	$36,692
02/26	$32,318	$36,496
03/26	$30,836	$34,681
04/26	$33,945	$38,185
05/26	$35,821	$40,133
06/26	$35,487	$39,928
07/26	$35,821	$39,788
08/26	$36,652	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	18.32	12.15	14.55
Class A (including sales charges)	11.51	10.82	13.87
Russell 1000® Index	19.77	12.10	15.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Class A | ASR133-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class A | ASR133-01_(10/26) |

Columbia Contrarian Core Fund

Class C | LCCCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$188	1.73%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Class C | ASR133-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Class C (including sales charges) ($36,079)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$9,990	$10,008
10/16	$9,798	$9,813
11/16	$10,025	$10,200
12/16	$10,152	$10,391
01/17	$10,331	$10,600
02/17	$10,739	$11,010
03/17	$10,813	$11,017
04/17	$10,958	$11,134
05/17	$11,092	$11,276
06/17	$11,201	$11,355
07/17	$11,440	$11,580
08/17	$11,480	$11,616
09/17	$11,639	$11,863
10/17	$11,748	$12,135
11/17	$12,017	$12,505
12/17	$12,233	$12,645
01/18	$12,883	$13,339
02/18	$12,291	$12,849
03/18	$11,903	$12,558
04/18	$11,861	$12,600
05/18	$12,023	$12,922
06/18	$12,081	$13,005
07/18	$12,584	$13,454
08/18	$12,883	$13,918
09/18	$12,977	$13,971
10/18	$12,049	$12,982
11/18	$12,249	$13,246
12/18	$11,023	$12,040
01/19	$11,958	$13,049
02/19	$12,302	$13,491
03/19	$12,560	$13,726
04/19	$13,146	$14,280
05/19	$12,268	$13,370
06/19	$13,111	$14,308
07/19	$13,347	$14,531
08/19	$13,106	$14,265
09/19	$13,324	$14,512
10/19	$13,570	$14,819
11/19	$14,012	$15,379
12/19	$14,510	$15,824
01/20	$14,510	$15,841
02/20	$13,375	$14,546
03/20	$11,834	$12,624
04/20	$13,387	$14,292
05/20	$14,061	$15,046
06/20	$14,225	$15,379
07/20	$15,056	$16,279
08/20	$16,100	$17,474
09/20	$15,426	$16,836
10/20	$14,935	$16,430
11/20	$16,858	$18,364
12/20	$17,565	$19,141
01/21	$17,303	$18,983
02/21	$18,024	$19,533
03/21	$18,765	$20,272
04/21	$19,743	$21,364
05/21	$19,926	$21,465
06/21	$20,281	$22,003
07/21	$20,641	$22,460
08/21	$21,114	$23,110
09/21	$20,005	$22,048
10/21	$21,061	$23,578
11/21	$20,609	$23,262
12/21	$21,620	$24,204
01/22	$20,899	$22,840
02/22	$20,383	$22,213
03/22	$20,914	$22,962
04/22	$19,078	$20,916
05/22	$18,972	$20,884
06/22	$17,462	$19,135
07/22	$18,843	$20,917
08/22	$18,167	$20,114
09/22	$16,430	$18,253
10/22	$17,758	$19,717
11/22	$18,592	$20,783
12/22	$17,424	$19,575
01/23	$18,628	$20,887
02/23	$18,086	$20,390
03/23	$18,900	$21,035
04/23	$19,307	$21,296
05/23	$19,654	$21,395
06/23	$20,935	$22,840
07/23	$21,621	$23,625
08/23	$21,325	$23,212
09/23	$20,256	$22,121
10/23	$19,926	$21,587
11/23	$21,842	$23,603
12/23	$22,794	$24,768
01/24	$23,188	$25,113
02/24	$24,569	$26,469
03/24	$25,120	$27,318
04/24	$24,272	$26,155
05/24	$25,549	$27,387
06/24	$26,406	$28,294
07/24	$26,467	$28,705
08/24	$26,965	$29,386
09/24	$27,254	$30,014
10/24	$26,895	$29,804
11/24	$28,390	$31,723
12/24	$27,831	$30,839
01/25	$28,733	$31,820
02/25	$28,170	$31,264
03/25	$26,454	$29,454
04/25	$26,192	$29,279
05/25	$27,889	$31,148
06/25	$29,431	$32,726
07/25	$30,478	$33,453
08/25	$30,721	$34,157
09/25	$31,603	$35,341
10/25	$32,437	$36,104
11/25	$32,156	$36,192
12/25	$32,349	$36,194
01/26	$32,487	$36,692
02/26	$31,937	$36,496
03/26	$30,448	$34,681
04/26	$33,501	$38,185
05/26	$35,329	$40,133
06/26	$34,980	$39,928
07/26	$35,286	$39,788
08/26	$36,079	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	17.44	11.31	13.69
Class C (including sales charges)	16.44	11.31	13.69
Russell 1000® Index	19.77	12.10	15.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Class C | ASR133-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class C | ASR133-04_(10/26) |

Columbia Contrarian Core Fund

Institutional Class | SMGIX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$80	0.73%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Institutional Class | ASR133-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Institutional Class ($39,881)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,817	$9,813
11/16	$10,049	$10,200
12/16	$10,187	$10,391
01/17	$10,377	$10,600
02/17	$10,793	$11,010
03/17	$10,879	$11,017
04/17	$11,033	$11,134
05/17	$11,178	$11,276
06/17	$11,296	$11,355
07/17	$11,545	$11,580
08/17	$11,595	$11,616
09/17	$11,767	$11,863
10/17	$11,889	$12,135
11/17	$12,170	$12,505
12/17	$12,397	$12,645
01/18	$13,073	$13,339
02/18	$12,478	$12,849
03/18	$12,095	$12,558
04/18	$12,061	$12,600
05/18	$12,234	$12,922
06/18	$12,306	$13,005
07/18	$12,828	$13,454
08/18	$13,145	$13,918
09/18	$13,250	$13,971
10/18	$12,315	$12,982
11/18	$12,526	$13,246
12/18	$11,284	$12,040
01/19	$12,251	$13,049
02/19	$12,614	$13,491
03/19	$12,892	$13,726
04/19	$13,507	$14,280
05/19	$12,608	$13,370
06/19	$13,491	$14,308
07/19	$13,748	$14,531
08/19	$13,507	$14,265
09/19	$13,743	$14,512
10/19	$14,006	$14,819
11/19	$14,479	$15,379
12/19	$15,004	$15,824
01/20	$15,021	$15,841
02/20	$13,850	$14,546
03/20	$12,267	$12,624
04/20	$13,889	$14,292
05/20	$14,597	$15,046
06/20	$14,781	$15,379
07/20	$15,662	$16,279
08/20	$16,760	$17,474
09/20	$16,068	$16,836
10/20	$15,578	$16,430
11/20	$17,590	$18,364
12/20	$18,347	$19,141
01/21	$18,083	$18,983
02/21	$18,858	$19,533
03/21	$19,652	$20,272
04/21	$20,692	$21,364
05/21	$20,897	$21,465
06/21	$21,288	$22,003
07/21	$21,685	$22,460
08/21	$22,202	$23,110
09/21	$21,053	$22,048
10/21	$22,178	$23,578
11/21	$21,727	$23,262
12/21	$22,803	$24,204
01/22	$22,070	$22,840
02/22	$21,535	$22,213
03/22	$22,125	$22,962
04/22	$20,193	$20,916
05/22	$20,097	$20,884
06/22	$18,514	$19,135
07/22	$19,987	$20,917
08/22	$19,295	$20,114
09/22	$17,459	$18,253
10/22	$18,891	$19,717
11/22	$19,795	$20,783
12/22	$18,568	$19,575
01/23	$19,869	$20,887
02/23	$19,302	$20,390
03/23	$20,187	$21,035
04/23	$20,641	$21,296
05/23	$21,026	$21,395
06/23	$22,418	$22,840
07/23	$23,182	$23,625
08/23	$22,879	$23,212
09/23	$21,745	$22,121
10/23	$21,412	$21,587
11/23	$23,485	$23,603
12/23	$24,531	$24,768
01/24	$24,976	$25,113
02/24	$26,490	$26,469
03/24	$27,098	$27,318
04/24	$26,217	$26,155
05/24	$27,614	$27,387
06/24	$28,558	$28,294
07/24	$28,652	$28,705
08/24	$29,221	$29,386
09/24	$29,557	$30,014
10/24	$29,190	$29,804
11/24	$30,837	$31,723
12/24	$30,258	$30,839
01/25	$31,265	$31,820
02/25	$30,676	$31,264
03/25	$28,823	$29,454
04/25	$28,567	$29,279
05/25	$30,446	$31,148
06/25	$32,154	$32,726
07/25	$33,324	$33,453
08/25	$33,622	$34,157
09/25	$34,622	$35,341
10/25	$35,553	$36,104
11/25	$35,271	$36,192
12/25	$35,514	$36,194
01/26	$35,707	$36,692
02/26	$35,129	$36,496
03/26	$33,514	$34,681
04/26	$36,900	$38,185
05/26	$38,955	$40,133
06/26	$38,597	$39,928
07/26	$38,964	$39,788
08/26	$39,881	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	18.62	12.43	14.84
Russell 1000® Index	19.77	12.10	15.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Institutional Class | ASR133-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Institutional Class | ASR133-08_(10/26) |

Columbia Contrarian Core Fund

Institutional 2 Class | COFRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$72	0.66%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Institutional 2 Class | ASR133-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Institutional 2 Class ($40,201)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,820	$9,813
11/16	$10,053	$10,200
12/16	$10,190	$10,391
01/17	$10,382	$10,600
02/17	$10,797	$11,010
03/17	$10,886	$11,017
04/17	$11,038	$11,134
05/17	$11,185	$11,276
06/17	$11,306	$11,355
07/17	$11,556	$11,580
08/17	$11,605	$11,616
09/17	$11,774	$11,863
10/17	$11,904	$12,135
11/17	$12,185	$12,505
12/17	$12,411	$12,645
01/18	$13,087	$13,339
02/18	$12,496	$12,849
03/18	$12,109	$12,558
04/18	$12,081	$12,600
05/18	$12,255	$12,922
06/18	$12,326	$13,005
07/18	$12,851	$13,454
08/18	$13,172	$13,918
09/18	$13,276	$13,971
10/18	$12,340	$12,982
11/18	$12,553	$13,246
12/18	$11,312	$12,040
01/19	$12,279	$13,049
02/19	$12,642	$13,491
03/19	$12,921	$13,726
04/19	$13,537	$14,280
05/19	$12,642	$13,370
06/19	$13,527	$14,308
07/19	$13,785	$14,531
08/19	$13,542	$14,265
09/19	$13,780	$14,512
10/19	$14,049	$14,819
11/19	$14,520	$15,379
12/19	$15,050	$15,824
01/20	$15,067	$15,841
02/20	$13,892	$14,546
03/20	$12,311	$12,624
04/20	$13,936	$14,292
05/20	$14,649	$15,046
06/20	$14,836	$15,379
07/20	$15,714	$16,279
08/20	$16,818	$17,474
09/20	$16,131	$16,836
10/20	$15,632	$16,430
11/20	$17,657	$18,364
12/20	$18,421	$19,141
01/21	$18,155	$18,983
02/21	$18,930	$19,533
03/21	$19,729	$20,272
04/21	$20,776	$21,364
05/21	$20,984	$21,465
06/21	$21,374	$22,003
07/21	$21,777	$22,460
08/21	$22,297	$23,110
09/21	$21,143	$22,048
10/21	$22,274	$23,578
11/21	$21,824	$23,262
12/21	$22,910	$24,204
01/22	$22,170	$22,840
02/22	$21,638	$22,213
03/22	$22,224	$22,962
04/22	$20,293	$20,916
05/22	$20,192	$20,884
06/22	$18,604	$19,135
07/22	$20,091	$20,917
08/22	$19,391	$20,114
09/22	$17,547	$18,253
10/22	$18,987	$19,717
11/22	$19,896	$20,783
12/22	$18,671	$19,575
01/23	$19,976	$20,887
02/23	$19,405	$20,390
03/23	$20,302	$21,035
04/23	$20,755	$21,296
05/23	$21,148	$21,395
06/23	$22,542	$22,840
07/23	$23,313	$23,625
08/23	$23,009	$23,212
09/23	$21,874	$22,121
10/23	$21,541	$21,587
11/23	$23,624	$23,603
12/23	$24,680	$24,768
01/24	$25,131	$25,113
02/24	$26,654	$26,469
03/24	$27,266	$27,318
04/24	$26,378	$26,155
05/24	$27,786	$27,387
06/24	$28,735	$28,294
07/24	$28,834	$28,705
08/24	$29,408	$29,386
09/24	$29,752	$30,014
10/24	$29,385	$29,804
11/24	$31,037	$31,723
12/24	$30,458	$30,839
01/25	$31,469	$31,820
02/25	$30,884	$31,264
03/25	$29,020	$29,454
04/25	$28,770	$29,279
05/25	$30,650	$31,148
06/25	$32,379	$32,726
07/25	$33,558	$33,453
08/25	$33,858	$34,157
09/25	$34,869	$35,341
10/25	$35,814	$36,104
11/25	$35,530	$36,192
12/25	$35,782	$36,194
01/26	$35,970	$36,692
02/26	$35,387	$36,496
03/26	$33,774	$34,681
04/26	$37,180	$38,185
05/26	$39,251	$40,133
06/26	$38,901	$39,928
07/26	$39,269	$39,788
08/26	$40,201	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	18.73	12.51	14.93
Russell 1000® Index	19.77	12.10	15.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Institutional 2 Class | ASR133-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Institutional 2 Class | ASR133-15_(10/26) |

Columbia Contrarian Core Fund

Institutional 3 Class | COFYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$67	0.61%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Institutional 3 Class | ASR133-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Institutional 3 Class ($40,397)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,820	$9,813
11/16	$10,053	$10,200
12/16	$10,191	$10,391
01/17	$10,382	$10,600
02/17	$10,802	$11,010
03/17	$10,887	$11,017
04/17	$11,043	$11,134
05/17	$11,190	$11,276
06/17	$11,310	$11,355
07/17	$11,560	$11,580
08/17	$11,614	$11,616
09/17	$11,783	$11,863
10/17	$11,908	$12,135
11/17	$12,194	$12,505
12/17	$12,421	$12,645
01/18	$13,097	$13,339
02/18	$12,506	$12,849
03/18	$12,119	$12,558
04/18	$12,090	$12,600
05/18	$12,265	$12,922
06/18	$12,341	$13,005
07/18	$12,865	$13,454
08/18	$13,182	$13,918
09/18	$13,291	$13,971
10/18	$12,355	$12,982
11/18	$12,568	$13,246
12/18	$11,327	$12,040
01/19	$12,295	$13,049
02/19	$12,658	$13,491
03/19	$12,938	$13,726
04/19	$13,554	$14,280
05/19	$12,658	$13,370
06/19	$13,544	$14,308
07/19	$13,803	$14,531
08/19	$13,564	$14,265
09/19	$13,803	$14,512
10/19	$14,072	$14,819
11/19	$14,543	$15,379
12/19	$15,074	$15,824
01/20	$15,091	$15,841
02/20	$13,920	$14,546
03/20	$12,332	$12,624
04/20	$13,964	$14,292
05/20	$14,673	$15,046
06/20	$14,866	$15,379
07/20	$15,750	$16,279
08/20	$16,855	$17,474
09/20	$16,163	$16,836
10/20	$15,668	$16,430
11/20	$17,696	$18,364
12/20	$18,457	$19,141
01/21	$18,196	$18,983
02/21	$18,978	$19,533
03/21	$19,773	$20,272
04/21	$20,822	$21,364
05/21	$21,035	$21,465
06/21	$21,426	$22,003
07/21	$21,835	$22,460
08/21	$22,357	$23,110
09/21	$21,201	$22,048
10/21	$22,333	$23,578
11/21	$21,883	$23,262
12/21	$22,969	$24,204
01/22	$22,234	$22,840
02/22	$21,695	$22,213
03/22	$22,288	$22,962
04/22	$20,347	$20,916
05/22	$20,252	$20,884
06/22	$18,661	$19,135
07/22	$20,151	$20,917
08/22	$19,450	$20,114
09/22	$17,603	$18,253
10/22	$19,045	$19,717
11/22	$19,962	$20,783
12/22	$18,731	$19,575
01/23	$20,040	$20,887
02/23	$19,475	$20,390
03/23	$20,367	$21,035
04/23	$20,820	$21,296
05/23	$21,222	$21,395
06/23	$22,619	$22,840
07/23	$23,392	$23,625
08/23	$23,087	$23,212
09/23	$21,950	$22,121
10/23	$21,616	$21,587
11/23	$23,712	$23,603
12/23	$24,766	$24,768
01/24	$25,218	$25,113
02/24	$26,753	$26,469
03/24	$27,366	$27,318
04/24	$26,476	$26,155
05/24	$27,896	$27,387
06/24	$28,855	$28,294
07/24	$28,947	$28,705
08/24	$29,522	$29,386
09/24	$29,875	$30,014
10/24	$29,507	$29,804
11/24	$31,172	$31,723
12/24	$30,588	$30,839
01/25	$31,610	$31,820
02/25	$31,015	$31,264
03/25	$29,146	$29,454
04/25	$28,894	$29,279
05/25	$30,789	$31,148
06/25	$32,524	$32,726
07/25	$33,714	$33,453
08/25	$34,016	$34,157
09/25	$35,030	$35,341
10/25	$35,977	$36,104
11/25	$35,692	$36,192
12/25	$35,944	$36,194
01/26	$36,142	$36,692
02/26	$35,558	$36,496
03/26	$33,929	$34,681
04/26	$37,366	$38,185
05/26	$39,443	$40,133
06/26	$39,093	$39,928
07/26	$39,470	$39,788
08/26	$40,397	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	18.76	12.56	14.98
Russell 1000® Index	19.77	12.10	15.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Institutional 3 Class | ASR133-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Institutional 3 Class | ASR133-17_(10/26) |

Columbia Contrarian Core Fund

Class R | CCCRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$134	1.23%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Class R | ASR133-12_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Class R ($37,923)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$9,991	$10,008
10/16	$9,807	$9,813
11/16	$10,031	$10,200
12/16	$10,163	$10,391
01/17	$10,350	$10,600
02/17	$10,763	$11,010
03/17	$10,844	$11,017
04/17	$10,994	$11,134
05/17	$11,130	$11,276
06/17	$11,248	$11,355
07/17	$11,489	$11,580
08/17	$11,534	$11,616
09/17	$11,698	$11,863
10/17	$11,816	$12,135
11/17	$12,093	$12,505
12/17	$12,310	$12,645
01/18	$12,975	$13,339
02/18	$12,382	$12,849
03/18	$11,994	$12,558
04/18	$11,956	$12,600
05/18	$12,123	$12,922
06/18	$12,190	$13,005
07/18	$12,702	$13,454
08/18	$13,009	$13,918
09/18	$13,109	$13,971
10/18	$12,181	$12,982
11/18	$12,382	$13,246
12/18	$11,150	$12,040
01/19	$12,100	$13,049
02/19	$12,455	$13,491
03/19	$12,721	$13,726
04/19	$13,321	$14,280
05/19	$12,434	$13,370
06/19	$13,295	$14,308
07/19	$13,541	$14,531
08/19	$13,301	$14,265
09/19	$13,530	$14,512
10/19	$13,781	$14,819
11/19	$14,240	$15,379
12/19	$14,751	$15,824
01/20	$14,756	$15,841
02/20	$13,604	$14,546
03/20	$12,049	$12,624
04/20	$13,631	$14,292
05/20	$14,321	$15,046
06/20	$14,497	$15,379
07/20	$15,352	$16,279
08/20	$16,422	$17,474
09/20	$15,738	$16,836
10/20	$15,247	$16,430
11/20	$17,216	$18,364
12/20	$17,949	$19,141
01/21	$17,683	$18,983
02/21	$18,429	$19,533
03/21	$19,200	$20,272
04/21	$20,208	$21,364
05/21	$20,403	$21,465
06/21	$20,771	$22,003
07/21	$21,150	$22,460
08/21	$21,648	$23,110
09/21	$20,516	$22,048
10/21	$21,607	$23,578
11/21	$21,156	$23,262
12/21	$22,195	$24,204
01/22	$21,475	$22,840
02/22	$20,943	$22,213
03/22	$21,502	$22,962
04/22	$19,624	$20,916
05/22	$19,523	$20,884
06/22	$17,974	$19,135
07/22	$19,402	$20,917
08/22	$18,715	$20,114
09/22	$16,931	$18,253
10/22	$18,304	$19,717
11/22	$19,179	$20,783
12/22	$17,983	$19,575
01/23	$19,233	$20,887
02/23	$18,678	$20,390
03/23	$19,529	$21,035
04/23	$19,959	$21,296
05/23	$20,321	$21,395
06/23	$21,653	$22,840
07/23	$22,379	$23,625
08/23	$22,082	$23,212
09/23	$20,980	$22,121
10/23	$20,654	$21,587
11/23	$22,645	$23,603
12/23	$23,634	$24,768
01/24	$24,060	$25,113
02/24	$25,505	$26,469
03/24	$26,083	$27,318
04/24	$25,216	$26,155
05/24	$26,547	$27,387
06/24	$27,452	$28,294
07/24	$27,528	$28,705
08/24	$28,060	$29,386
09/24	$28,379	$30,014
10/24	$28,014	$29,804
11/24	$29,581	$31,723
12/24	$29,012	$30,839
01/25	$29,966	$31,820
02/25	$29,385	$31,264
03/25	$27,602	$29,454
04/25	$27,345	$29,279
05/25	$29,128	$31,148
06/25	$30,753	$32,726
07/25	$31,856	$33,453
08/25	$32,130	$34,157
09/25	$33,067	$35,341
10/25	$33,946	$36,104
11/25	$33,664	$36,192
12/25	$33,879	$36,194
01/26	$34,048	$36,692
02/26	$33,488	$36,496
03/26	$31,942	$34,681
04/26	$35,150	$38,185
05/26	$37,088	$40,133
06/26	$36,732	$39,928
07/26	$37,070	$39,788
08/26	$37,923	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	18.03	11.87	14.26
Russell 1000® Index	19.77	12.10	15.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Class R | ASR133-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class R | ASR133-12_(10/26) |

Columbia Contrarian Core Fund

Class S | SMGEX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$80	0.73%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Columbia Contrarian Core Fund | Class S | ASR133-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Contrarian Core Fund Class S ($39,890)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,817	$9,813
11/16	$10,049	$10,200
12/16	$10,187	$10,391
01/17	$10,377	$10,600
02/17	$10,793	$11,010
03/17	$10,879	$11,017
04/17	$11,033	$11,134
05/17	$11,178	$11,276
06/17	$11,296	$11,355
07/17	$11,545	$11,580
08/17	$11,595	$11,616
09/17	$11,767	$11,863
10/17	$11,889	$12,135
11/17	$12,170	$12,505
12/17	$12,397	$12,645
01/18	$13,073	$13,339
02/18	$12,478	$12,849
03/18	$12,095	$12,558
04/18	$12,061	$12,600
05/18	$12,234	$12,922
06/18	$12,306	$13,005
07/18	$12,828	$13,454
08/18	$13,145	$13,918
09/18	$13,250	$13,971
10/18	$12,315	$12,982
11/18	$12,526	$13,246
12/18	$11,284	$12,040
01/19	$12,251	$13,049
02/19	$12,614	$13,491
03/19	$12,892	$13,726
04/19	$13,507	$14,280
05/19	$12,608	$13,370
06/19	$13,491	$14,308
07/19	$13,748	$14,531
08/19	$13,507	$14,265
09/19	$13,743	$14,512
10/19	$14,006	$14,819
11/19	$14,479	$15,379
12/19	$15,004	$15,824
01/20	$15,021	$15,841
02/20	$13,850	$14,546
03/20	$12,267	$12,624
04/20	$13,889	$14,292
05/20	$14,597	$15,046
06/20	$14,781	$15,379
07/20	$15,662	$16,279
08/20	$16,760	$17,474
09/20	$16,068	$16,836
10/20	$15,578	$16,430
11/20	$17,590	$18,364
12/20	$18,347	$19,141
01/21	$18,083	$18,983
02/21	$18,858	$19,533
03/21	$19,652	$20,272
04/21	$20,692	$21,364
05/21	$20,897	$21,465
06/21	$21,288	$22,003
07/21	$21,685	$22,460
08/21	$22,202	$23,110
09/21	$21,053	$22,048
10/21	$22,178	$23,578
11/21	$21,727	$23,262
12/21	$22,803	$24,204
01/22	$22,070	$22,840
02/22	$21,535	$22,213
03/22	$22,125	$22,962
04/22	$20,193	$20,916
05/22	$20,097	$20,884
06/22	$18,514	$19,135
07/22	$19,987	$20,917
08/22	$19,295	$20,114
09/22	$17,459	$18,253
10/22	$18,891	$19,717
11/22	$19,795	$20,783
12/22	$18,568	$19,575
01/23	$19,869	$20,887
02/23	$19,302	$20,390
03/23	$20,187	$21,035
04/23	$20,641	$21,296
05/23	$21,026	$21,395
06/23	$22,418	$22,840
07/23	$23,182	$23,625
08/23	$22,879	$23,212
09/23	$21,745	$22,121
10/23	$21,412	$21,587
11/23	$23,485	$23,603
12/23	$24,531	$24,768
01/24	$24,976	$25,113
02/24	$26,490	$26,469
03/24	$27,098	$27,318
04/24	$26,217	$26,155
05/24	$27,614	$27,387
06/24	$28,558	$28,294
07/24	$28,652	$28,705
08/24	$29,221	$29,386
09/24	$29,557	$30,014
10/24	$29,198	$29,804
11/24	$30,837	$31,723
12/24	$30,258	$30,839
01/25	$31,265	$31,820
02/25	$30,676	$31,264
03/25	$28,831	$29,454
04/25	$28,567	$29,279
05/25	$30,446	$31,148
06/25	$32,154	$32,726
07/25	$33,324	$33,453
08/25	$33,622	$34,157
09/25	$34,622	$35,341
10/25	$35,553	$36,104
11/25	$35,271	$36,192
12/25	$35,514	$36,194
01/26	$35,706	$36,692
02/26	$35,128	$36,496
03/26	$33,523	$34,681
04/26	$36,908	$38,185
05/26	$38,954	$40,133
06/26	$38,605	$39,928
07/26	$38,972	$39,788
08/26	$39,890	$40,910
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	18.64	12.43	14.84
Russell 1000® Index	19.77	12.10	15.13
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Columbia Contrarian Core Fund | Class S | ASR133-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class S | ASR133-16_(10/26) |

Columbia Emerging Markets Fund

Class A | EEMAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$168	1.37%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Columbia Emerging Markets Fund | Class A | ASR142-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Fund Class A (including sales charges) ($21,613)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$9,425	$10,000	$10,000
09/16	$9,613	$10,123	$10,129
10/16	$9,406	$9,916	$10,153
11/16	$8,840	$9,718	$9,685
12/16	$8,821	$10,051	$9,707
01/17	$9,368	$10,342	$10,238
02/17	$9,519	$10,490	$10,551
03/17	$9,906	$10,779	$10,818
04/17	$10,255	$11,053	$11,055
05/17	$10,651	$11,459	$11,381
06/17	$10,840	$11,439	$11,496
07/17	$11,557	$11,768	$12,181
08/17	$11,906	$11,764	$12,453
09/17	$12,066	$12,057	$12,403
10/17	$12,481	$12,240	$12,838
11/17	$12,575	$12,368	$12,864
12/17	$12,924	$12,567	$13,326
01/18	$13,756	$13,197	$14,436
02/18	$13,170	$12,601	$13,771
03/18	$13,113	$12,374	$13,515
04/18	$12,679	$12,657	$13,455
05/18	$12,480	$12,372	$12,978
06/18	$11,895	$12,221	$12,439
07/18	$12,017	$12,522	$12,712
08/18	$11,479	$12,280	$12,368
09/18	$11,280	$12,387	$12,303
10/18	$10,137	$11,401	$11,231
11/18	$10,600	$11,386	$11,694
12/18	$10,147	$10,834	$11,384
01/19	$11,148	$11,546	$12,381
02/19	$11,252	$11,840	$12,409
03/19	$11,573	$11,915	$12,513
04/19	$11,885	$12,250	$12,777
05/19	$11,110	$11,661	$11,850
06/19	$11,895	$12,353	$12,589
07/19	$11,847	$12,196	$12,435
08/19	$11,479	$11,880	$11,829
09/19	$11,677	$12,221	$12,055
10/19	$12,225	$12,660	$12,563
11/19	$12,320	$12,803	$12,546
12/19	$13,272	$13,219	$13,482
01/20	$12,903	$12,943	$12,853
02/20	$12,373	$11,773	$12,175
03/20	$9,933	$10,201	$10,300
04/20	$11,011	$10,860	$11,243
05/20	$11,579	$11,333	$11,330
06/20	$12,723	$11,719	$12,163
07/20	$14,114	$11,992	$13,249
08/20	$14,757	$12,609	$13,542
09/20	$14,710	$12,281	$13,325
10/20	$15,050	$11,791	$13,600
11/20	$16,441	$13,619	$14,857
12/20	$17,722	$14,252	$15,950
01/21	$18,362	$14,100	$16,439
02/21	$18,601	$14,416	$16,564
03/21	$18,028	$14,748	$16,314
04/21	$18,429	$15,192	$16,720
05/21	$18,592	$15,687	$17,108
06/21	$19,136	$15,510	$17,138
07/21	$17,665	$15,627	$15,984
08/21	$18,210	$15,903	$16,403
09/21	$17,388	$15,441	$15,751
10/21	$17,455	$15,821	$15,906
11/21	$16,461	$15,085	$15,258
12/21	$16,391	$15,857	$15,544
01/22	$15,596	$15,091	$15,250
02/22	$14,181	$14,824	$14,794
03/22	$13,348	$14,919	$14,460
04/22	$12,359	$13,954	$13,656
05/22	$12,349	$14,059	$13,716
06/22	$11,516	$12,754	$12,804
07/22	$11,506	$13,390	$12,773
08/22	$11,525	$12,754	$12,826
09/22	$10,110	$11,561	$11,323
10/22	$9,897	$12,182	$10,971
11/22	$11,312	$13,555	$12,598
12/22	$10,953	$13,565	$12,421
01/23	$11,903	$14,664	$13,402
02/23	$10,973	$14,358	$12,533
03/23	$11,254	$14,714	$12,913
04/23	$11,118	$15,129	$12,766
05/23	$10,953	$14,489	$12,552
06/23	$11,593	$15,148	$13,028
07/23	$12,126	$15,639	$13,839
08/23	$11,409	$15,039	$12,987
09/23	$11,011	$14,526	$12,647
10/23	$10,604	$13,937	$12,156
11/23	$11,535	$15,230	$13,129
12/23	$11,884	$16,040	$13,642
01/24	$11,351	$16,132	$13,008
02/24	$11,777	$16,427	$13,627
03/24	$12,107	$16,967	$13,965
04/24	$11,990	$16,533	$14,027
05/24	$12,146	$17,173	$14,107
06/24	$12,591	$16,896	$14,663
07/24	$12,446	$17,392	$14,707
08/24	$12,524	$17,957	$14,944
09/24	$13,183	$18,123	$15,942
10/24	$12,843	$17,138	$15,233
11/24	$12,591	$17,040	$14,686
12/24	$12,667	$16,653	$14,666
01/25	$12,853	$17,528	$14,928
02/25	$12,844	$17,868	$15,000
03/25	$12,785	$17,796	$15,095
04/25	$12,893	$18,611	$15,293
05/25	$13,500	$19,462	$15,946
06/25	$14,411	$19,891	$16,905
07/25	$14,392	$19,612	$17,234
08/25	$14,862	$20,448	$17,455
09/25	$16,018	$20,839	$18,704
10/25	$16,468	$21,085	$19,485
11/25	$16,155	$21,216	$19,019
12/25	$16,564	$21,852	$19,588
01/26	$18,148	$22,992	$21,322
02/26	$19,320	$24,056	$22,494
03/26	$17,325	$21,581	$19,556
04/26	$20,615	$23,189	$22,433
05/26	$22,507	$23,900	$24,606
06/26	$22,507	$23,916	$24,259
07/26	$20,214	$24,384	$23,514
08/26	$21,613	$24,869	$24,305
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	45.42	3.49	8.65
Class A (including sales charges)	37.02	2.27	8.01
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Columbia Emerging Markets Fund | Class A | ASR142-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Class A | ASR142-01_(10/26) |

Columbia Emerging Markets Fund

Class C | EEMCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$259	2.12%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Columbia Emerging Markets Fund | Class C | ASR142-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Fund Class C (including sales charges) ($21,280)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,189	$10,123	$10,129
10/16	$9,958	$9,916	$10,153
11/16	$9,361	$9,718	$9,685
12/16	$9,329	$10,051	$9,707
01/17	$9,906	$10,342	$10,238
02/17	$10,052	$10,490	$10,551
03/17	$10,461	$10,779	$10,818
04/17	$10,828	$11,053	$11,055
05/17	$11,226	$11,459	$11,381
06/17	$11,426	$11,439	$11,496
07/17	$12,180	$11,768	$12,181
08/17	$12,537	$11,764	$12,453
09/17	$12,704	$12,057	$12,403
10/17	$13,124	$12,240	$12,838
11/17	$13,218	$12,368	$12,864
12/17	$13,574	$12,567	$13,326
01/18	$14,434	$13,197	$14,436
02/18	$13,816	$12,601	$13,771
03/18	$13,753	$12,374	$13,515
04/18	$13,281	$12,657	$13,455
05/18	$13,071	$12,372	$12,978
06/18	$12,453	$12,221	$12,439
07/18	$12,568	$12,522	$12,712
08/18	$12,002	$12,280	$12,368
09/18	$11,792	$12,387	$12,303
10/18	$10,587	$11,401	$11,231
11/18	$11,059	$11,386	$11,694
12/18	$10,587	$10,834	$11,384
01/19	$11,614	$11,546	$12,381
02/19	$11,719	$11,840	$12,409
03/19	$12,044	$11,915	$12,513
04/19	$12,369	$12,250	$12,777
05/19	$11,551	$11,661	$11,850
06/19	$12,358	$12,353	$12,589
07/19	$12,296	$12,196	$12,435
08/19	$11,908	$11,880	$11,829
09/19	$12,107	$12,221	$12,055
10/19	$12,673	$12,660	$12,563
11/19	$12,757	$12,803	$12,546
12/19	$13,732	$13,219	$13,482
01/20	$13,344	$12,943	$12,853
02/20	$12,799	$11,773	$12,175
03/20	$10,262	$10,201	$10,300
04/20	$11,373	$10,860	$11,243
05/20	$11,950	$11,333	$11,330
06/20	$13,124	$11,719	$12,163
07/20	$14,539	$11,992	$13,249
08/20	$15,199	$12,609	$13,542
09/20	$15,147	$12,281	$13,325
10/20	$15,482	$11,791	$13,600
11/20	$16,897	$13,619	$14,857
12/20	$18,201	$14,252	$15,950
01/21	$18,854	$14,100	$16,439
02/21	$19,086	$14,416	$16,564
03/21	$18,485	$14,748	$16,314
04/21	$18,886	$15,192	$16,720
05/21	$19,044	$15,687	$17,108
06/21	$19,581	$15,510	$17,138
07/21	$18,064	$15,627	$15,984
08/21	$18,612	$15,903	$16,403
09/21	$17,759	$15,441	$15,751
10/21	$17,811	$15,821	$15,906
11/21	$16,800	$15,085	$15,258
12/21	$16,706	$15,857	$15,544
01/22	$15,885	$15,091	$15,250
02/22	$14,444	$14,824	$14,794
03/22	$13,580	$14,919	$14,460
04/22	$12,577	$13,954	$13,656
05/22	$12,556	$14,059	$13,716
06/22	$11,692	$12,754	$12,804
07/22	$11,681	$13,390	$12,773
08/22	$11,692	$12,754	$12,826
09/22	$10,252	$11,561	$11,323
10/22	$10,028	$12,182	$10,971
11/22	$11,457	$13,555	$12,598
12/22	$11,084	$13,565	$12,421
01/23	$12,033	$14,664	$13,402
02/23	$11,095	$14,358	$12,533
03/23	$11,361	$14,714	$12,913
04/23	$11,223	$15,129	$12,766
05/23	$11,041	$14,489	$12,552
06/23	$11,681	$15,148	$13,028
07/23	$12,215	$15,639	$13,839
08/23	$11,489	$15,039	$12,987
09/23	$11,084	$14,526	$12,647
10/23	$10,668	$13,937	$12,156
11/23	$11,596	$15,230	$13,129
12/23	$11,937	$16,040	$13,642
01/24	$11,393	$16,132	$13,008
02/24	$11,809	$16,427	$13,627
03/24	$12,140	$16,967	$13,965
04/24	$12,012	$16,533	$14,027
05/24	$12,161	$17,173	$14,107
06/24	$12,599	$16,896	$14,663
07/24	$12,449	$17,392	$14,707
08/24	$12,524	$17,957	$14,944
09/24	$13,164	$18,123	$15,942
10/24	$12,823	$17,138	$15,233
11/24	$12,567	$17,040	$14,686
12/24	$12,623	$16,653	$14,666
01/25	$12,805	$17,528	$14,928
02/25	$12,784	$17,868	$15,000
03/25	$12,720	$17,796	$15,095
04/25	$12,816	$18,611	$15,293
05/25	$13,416	$19,462	$15,946
06/25	$14,315	$19,891	$16,905
07/25	$14,283	$19,612	$17,234
08/25	$14,743	$20,448	$17,455
09/25	$15,878	$20,839	$18,704
10/25	$16,306	$21,085	$19,485
11/25	$15,985	$21,216	$19,019
12/25	$16,391	$21,852	$19,588
01/26	$17,949	$22,992	$21,322
02/26	$19,090	$24,056	$22,494
03/26	$17,114	$21,581	$19,556
04/26	$20,343	$23,189	$22,433
05/26	$22,205	$23,900	$24,606
06/26	$22,194	$23,916	$24,259
07/26	$19,914	$24,384	$23,514
08/26	$21,280	$24,869	$24,305
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	44.33	2.72	7.84
Class C (including sales charges)	43.33	2.72	7.84
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Columbia Emerging Markets Fund | Class C | ASR142-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Class C | ASR142-04_(10/26) |

Columbia Emerging Markets Fund

Institutional Class | UMEMX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$138	1.12%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Columbia Emerging Markets Fund | Institutional Class | ASR142-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Fund Institutional Class ($23,511)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,209	$10,123	$10,129
10/16	$9,980	$9,916	$10,153
11/16	$9,384	$9,718	$9,685
12/16	$9,364	$10,051	$9,707
01/17	$9,950	$10,342	$10,238
02/17	$10,109	$10,490	$10,551
03/17	$10,526	$10,779	$10,818
04/17	$10,904	$11,053	$11,055
05/17	$11,321	$11,459	$11,381
06/17	$11,519	$11,439	$11,496
07/17	$12,294	$11,768	$12,181
08/17	$12,671	$11,764	$12,453
09/17	$12,840	$12,057	$12,403
10/17	$13,287	$12,240	$12,838
11/17	$13,386	$12,368	$12,864
12/17	$13,761	$12,567	$13,326
01/18	$14,648	$13,197	$14,436
02/18	$14,030	$12,601	$13,771
03/18	$13,970	$12,374	$13,515
04/18	$13,512	$12,657	$13,455
05/18	$13,303	$12,372	$12,978
06/18	$12,675	$12,221	$12,439
07/18	$12,814	$12,522	$12,712
08/18	$12,246	$12,280	$12,368
09/18	$12,037	$12,387	$12,303
10/18	$10,821	$11,401	$11,231
11/18	$11,310	$11,386	$11,694
12/18	$10,834	$10,834	$11,384
01/19	$11,901	$11,546	$12,381
02/19	$12,021	$11,840	$12,409
03/19	$12,360	$11,915	$12,513
04/19	$12,700	$12,250	$12,777
05/19	$11,872	$11,661	$11,850
06/19	$12,710	$12,353	$12,589
07/19	$12,660	$12,196	$12,435
08/19	$12,271	$11,880	$11,829
09/19	$12,490	$12,221	$12,055
10/19	$13,079	$12,660	$12,563
11/19	$13,178	$12,803	$12,546
12/19	$14,204	$13,219	$13,482
01/20	$13,803	$12,943	$12,853
02/20	$13,243	$11,773	$12,175
03/20	$10,630	$10,201	$10,300
04/20	$11,791	$10,860	$11,243
05/20	$12,402	$11,333	$11,330
06/20	$13,633	$11,719	$12,163
07/20	$15,125	$11,992	$13,249
08/20	$15,815	$12,609	$13,542
09/20	$15,775	$12,281	$13,325
10/20	$16,136	$11,791	$13,600
11/20	$17,637	$13,619	$14,857
12/20	$19,007	$14,252	$15,950
01/21	$19,705	$14,100	$16,439
02/21	$19,959	$14,416	$16,564
03/21	$19,351	$14,748	$16,314
04/21	$19,786	$15,192	$16,720
05/21	$19,969	$15,687	$17,108
06/21	$20,546	$15,510	$17,138
07/21	$18,976	$15,627	$15,984
08/21	$19,564	$15,903	$16,403
09/21	$18,683	$15,441	$15,751
10/21	$18,754	$15,821	$15,906
11/21	$17,700	$15,085	$15,258
12/21	$17,621	$15,857	$15,544
01/22	$16,768	$15,091	$15,250
02/22	$15,256	$14,824	$14,794
03/22	$14,362	$14,919	$14,460
04/22	$13,303	$13,954	$13,656
05/22	$13,293	$14,059	$13,716
06/22	$12,398	$12,754	$12,804
07/22	$12,398	$13,390	$12,773
08/22	$12,419	$12,754	$12,826
09/22	$10,897	$11,561	$11,323
10/22	$10,661	$12,182	$10,971
11/22	$12,193	$13,555	$12,598
12/22	$11,802	$13,565	$12,421
01/23	$12,830	$14,664	$13,402
02/23	$11,833	$14,358	$12,533
03/23	$12,141	$14,714	$12,913
04/23	$11,997	$15,129	$12,766
05/23	$11,812	$14,489	$12,552
06/23	$12,511	$15,148	$13,028
07/23	$13,087	$15,639	$13,839
08/23	$12,316	$15,039	$12,987
09/23	$11,895	$14,526	$12,647
10/23	$11,452	$13,937	$12,156
11/23	$12,470	$15,230	$13,129
12/23	$12,851	$16,040	$13,642
01/24	$12,265	$16,132	$13,008
02/24	$12,738	$16,427	$13,627
03/24	$13,097	$16,967	$13,965
04/24	$12,964	$16,533	$14,027
05/24	$13,138	$17,173	$14,107
06/24	$13,622	$16,896	$14,663
07/24	$13,478	$17,392	$14,707
08/24	$13,560	$17,957	$14,944
09/24	$14,269	$18,123	$15,942
10/24	$13,910	$17,138	$15,233
11/24	$13,642	$17,040	$14,686
12/24	$13,714	$16,653	$14,666
01/25	$13,922	$17,528	$14,928
02/25	$13,911	$17,868	$15,000
03/25	$13,849	$17,796	$15,095
04/25	$13,974	$18,611	$15,293
05/25	$14,640	$19,462	$15,946
06/25	$15,630	$19,891	$16,905
07/25	$15,609	$19,612	$17,234
08/25	$16,119	$20,448	$17,455
09/25	$17,389	$20,839	$18,704
10/25	$17,868	$21,085	$19,485
11/25	$17,535	$21,216	$19,019
12/25	$17,992	$21,852	$19,588
01/26	$19,711	$22,992	$21,322
02/26	$20,982	$24,056	$22,494
03/26	$18,824	$21,581	$19,556
04/26	$22,405	$23,189	$22,433
05/26	$24,464	$23,900	$24,606
06/26	$24,475	$23,916	$24,259
07/26	$21,978	$24,384	$23,514
08/26	$23,511	$24,869	$24,305
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	45.86	3.74	8.92
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Columbia Emerging Markets Fund | Institutional Class | ASR142-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Institutional Class | ASR142-08_(10/26) |

Columbia Emerging Markets Fund

Institutional 2 Class | CEKRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$129	1.05%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Columbia Emerging Markets Fund | Institutional 2 Class | ASR142-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Fund Institutional 2 Class ($23,798)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,208	$10,123	$10,129
10/16	$9,990	$9,916	$10,153
11/16	$9,387	$9,718	$9,685
12/16	$9,377	$10,051	$9,707
01/17	$9,951	$10,342	$10,238
02/17	$10,119	$10,490	$10,551
03/17	$10,543	$10,779	$10,818
04/17	$10,909	$11,053	$11,055
05/17	$11,334	$11,459	$11,381
06/17	$11,532	$11,439	$11,496
07/17	$12,312	$11,768	$12,181
08/17	$12,688	$11,764	$12,453
09/17	$12,866	$12,057	$12,403
10/17	$13,310	$12,240	$12,838
11/17	$13,409	$12,368	$12,864
12/17	$13,788	$12,567	$13,326
01/18	$14,682	$13,197	$14,436
02/18	$14,056	$12,601	$13,771
03/18	$14,007	$12,374	$13,515
04/18	$13,550	$12,657	$13,455
05/18	$13,341	$12,372	$12,978
06/18	$12,716	$12,221	$12,439
07/18	$12,855	$12,522	$12,712
08/18	$12,279	$12,280	$12,368
09/18	$12,071	$12,387	$12,303
10/18	$10,850	$11,401	$11,231
11/18	$11,346	$11,386	$11,694
12/18	$10,870	$10,834	$11,384
01/19	$11,945	$11,546	$12,381
02/19	$12,065	$11,840	$12,409
03/19	$12,413	$11,915	$12,513
04/19	$12,751	$12,250	$12,777
05/19	$11,925	$11,661	$11,850
06/19	$12,771	$12,353	$12,589
07/19	$12,722	$12,196	$12,435
08/19	$12,323	$11,880	$11,829
09/19	$12,552	$12,221	$12,055
10/19	$13,150	$12,660	$12,563
11/19	$13,249	$12,803	$12,546
12/19	$14,270	$13,219	$13,482
01/20	$13,880	$12,943	$12,853
02/20	$13,320	$11,773	$12,175
03/20	$10,690	$10,201	$10,300
04/20	$11,860	$10,860	$11,243
05/20	$12,470	$11,333	$11,330
06/20	$13,720	$11,719	$12,163
07/20	$15,210	$11,992	$13,249
08/20	$15,920	$12,609	$13,542
09/20	$15,870	$12,281	$13,325
10/20	$16,240	$11,791	$13,600
11/20	$17,750	$13,619	$14,857
12/20	$19,138	$14,252	$15,950
01/21	$19,836	$14,100	$16,439
02/21	$20,090	$14,416	$16,564
03/21	$19,482	$14,748	$16,314
04/21	$19,917	$15,192	$16,720
05/21	$20,100	$15,687	$17,108
06/21	$20,697	$15,510	$17,138
07/21	$19,118	$15,627	$15,984
08/21	$19,705	$15,903	$16,403
09/21	$18,824	$15,441	$15,751
10/21	$18,895	$15,821	$15,906
11/21	$17,832	$15,085	$15,258
12/21	$17,759	$15,857	$15,544
01/22	$16,905	$15,091	$15,250
02/22	$15,373	$14,824	$14,794
03/22	$14,479	$14,919	$14,460
04/22	$13,409	$13,954	$13,656
05/22	$13,409	$14,059	$13,716
06/22	$12,504	$12,754	$12,804
07/22	$12,494	$13,390	$12,773
08/22	$12,525	$12,754	$12,826
09/22	$10,993	$11,561	$11,323
10/22	$10,756	$12,182	$10,971
11/22	$12,299	$13,555	$12,598
12/22	$11,908	$13,565	$12,421
01/23	$12,946	$14,664	$13,402
02/23	$11,939	$14,358	$12,533
03/23	$12,247	$14,714	$12,913
04/23	$12,103	$15,129	$12,766
05/23	$11,918	$14,489	$12,552
06/23	$12,628	$15,148	$13,028
07/23	$13,214	$15,639	$13,839
08/23	$12,432	$15,039	$12,987
09/23	$12,011	$14,526	$12,647
10/23	$11,568	$13,937	$12,156
11/23	$12,586	$15,230	$13,129
12/23	$12,967	$16,040	$13,642
01/24	$12,381	$16,132	$13,008
02/24	$12,854	$16,427	$13,627
03/24	$13,224	$16,967	$13,965
04/24	$13,101	$16,533	$14,027
05/24	$13,265	$17,173	$14,107
06/24	$13,759	$16,896	$14,663
07/24	$13,615	$17,392	$14,707
08/24	$13,697	$17,957	$14,944
09/24	$14,417	$18,123	$15,942
10/24	$14,057	$17,138	$15,233
11/24	$13,790	$17,040	$14,686
12/24	$13,864	$16,653	$14,666
01/25	$14,083	$17,528	$14,928
02/25	$14,062	$17,868	$15,000
03/25	$14,010	$17,796	$15,095
04/25	$14,135	$18,611	$15,293
05/25	$14,802	$19,462	$15,946
06/25	$15,813	$19,891	$16,905
07/25	$15,792	$19,612	$17,234
08/25	$16,303	$20,448	$17,455
09/25	$17,585	$20,839	$18,704
10/25	$18,075	$21,085	$19,485
11/25	$17,741	$21,216	$19,019
12/25	$18,205	$21,852	$19,588
01/26	$19,949	$22,992	$21,322
02/26	$21,232	$24,056	$22,494
03/26	$19,050	$21,581	$19,556
04/26	$22,669	$23,189	$22,433
05/26	$24,764	$23,900	$24,606
06/26	$24,774	$23,916	$24,259
07/26	$22,252	$24,384	$23,514
08/26	$23,798	$24,869	$24,305
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	45.98	3.85	9.06
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Columbia Emerging Markets Fund | Institutional 2 Class | ASR142-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Institutional 2 Class | ASR142-15_(10/26) |

Columbia Emerging Markets Fund

Institutional 3 Class | CEKYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$123	1.00%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Columbia Emerging Markets Fund | Institutional 3 Class | ASR142-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Fund Institutional 3 Class ($23,881)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,197	$10,123	$10,129
10/16	$9,980	$9,916	$10,153
11/16	$9,381	$9,718	$9,685
12/16	$9,371	$10,051	$9,707
01/17	$9,951	$10,342	$10,238
02/17	$10,118	$10,490	$10,551
03/17	$10,541	$10,779	$10,818
04/17	$10,905	$11,053	$11,055
05/17	$11,327	$11,459	$11,381
06/17	$11,534	$11,439	$11,496
07/17	$12,311	$11,768	$12,181
08/17	$12,684	$11,764	$12,453
09/17	$12,861	$12,057	$12,403
10/17	$13,304	$12,240	$12,838
11/17	$13,402	$12,368	$12,864
12/17	$13,783	$12,567	$13,326
01/18	$14,672	$13,197	$14,436
02/18	$14,059	$12,601	$13,771
03/18	$14,000	$12,374	$13,515
04/18	$13,545	$12,657	$13,455
05/18	$13,338	$12,372	$12,978
06/18	$12,716	$12,221	$12,439
07/18	$12,854	$12,522	$12,712
08/18	$12,281	$12,280	$12,368
09/18	$12,073	$12,387	$12,303
10/18	$10,858	$11,401	$11,231
11/18	$11,352	$11,386	$11,694
12/18	$10,876	$10,834	$11,384
01/19	$11,947	$11,546	$12,381
02/19	$12,066	$11,840	$12,409
03/19	$12,413	$11,915	$12,513
04/19	$12,750	$12,250	$12,777
05/19	$11,927	$11,661	$11,850
06/19	$12,770	$12,353	$12,589
07/19	$12,721	$12,196	$12,435
08/19	$12,334	$11,880	$11,829
09/19	$12,552	$12,221	$12,055
10/19	$13,147	$12,660	$12,563
11/19	$13,256	$12,803	$12,546
12/19	$14,279	$13,219	$13,482
01/20	$13,890	$12,943	$12,853
02/20	$13,332	$11,773	$12,175
03/20	$10,692	$10,201	$10,300
04/20	$11,868	$10,860	$11,243
05/20	$12,485	$11,333	$11,330
06/20	$13,731	$11,719	$12,163
07/20	$15,226	$11,992	$13,249
08/20	$15,933	$12,609	$13,542
09/20	$15,883	$12,281	$13,325
10/20	$16,252	$11,791	$13,600
11/20	$17,767	$13,619	$14,857
12/20	$19,156	$14,252	$15,950
01/21	$19,852	$14,100	$16,439
02/21	$20,114	$14,416	$16,564
03/21	$19,509	$14,748	$16,314
04/21	$19,943	$15,192	$16,720
05/21	$20,125	$15,687	$17,108
06/21	$20,720	$15,510	$17,138
07/21	$19,135	$15,627	$15,984
08/21	$19,731	$15,903	$16,403
09/21	$18,843	$15,441	$15,751
10/21	$18,924	$15,821	$15,906
11/21	$17,864	$15,085	$15,258
12/21	$17,784	$15,857	$15,544
01/22	$16,923	$15,091	$15,250
02/22	$15,396	$14,824	$14,794
03/22	$14,504	$14,919	$14,460
04/22	$13,428	$13,954	$13,656
05/22	$13,428	$14,059	$13,716
06/22	$12,516	$12,754	$12,804
07/22	$12,516	$13,390	$12,773
08/22	$12,546	$12,754	$12,826
09/22	$11,009	$11,561	$11,323
10/22	$10,773	$12,182	$10,971
11/22	$12,321	$13,555	$12,598
12/22	$11,931	$13,565	$12,421
01/23	$12,967	$14,664	$13,402
02/23	$11,962	$14,358	$12,533
03/23	$12,270	$14,714	$12,913
04/23	$12,126	$15,129	$12,766
05/23	$11,952	$14,489	$12,552
06/23	$12,649	$15,148	$13,028
07/23	$13,243	$15,639	$13,839
08/23	$12,454	$15,039	$12,987
09/23	$12,034	$14,526	$12,647
10/23	$11,593	$13,937	$12,156
11/23	$12,618	$15,230	$13,129
12/23	$12,997	$16,040	$13,642
01/24	$12,413	$16,132	$13,008
02/24	$12,885	$16,427	$13,627
03/24	$13,254	$16,967	$13,965
04/24	$13,131	$16,533	$14,027
05/24	$13,305	$17,173	$14,107
06/24	$13,797	$16,896	$14,663
07/24	$13,643	$17,392	$14,707
08/24	$13,735	$17,957	$14,944
09/24	$14,453	$18,123	$15,942
10/24	$14,094	$17,138	$15,233
11/24	$13,817	$17,040	$14,686
12/24	$13,907	$16,653	$14,666
01/25	$14,115	$17,528	$14,928
02/25	$14,104	$17,868	$15,000
03/25	$14,042	$17,796	$15,095
04/25	$14,177	$18,611	$15,293
05/25	$14,842	$19,462	$15,946
06/25	$15,850	$19,891	$16,905
07/25	$15,840	$19,612	$17,234
08/25	$16,360	$20,448	$17,455
09/25	$17,638	$20,839	$18,704
10/25	$18,137	$21,085	$19,485
11/25	$17,794	$21,216	$19,019
12/25	$18,258	$21,852	$19,588
01/26	$20,008	$22,992	$21,322
02/26	$21,299	$24,056	$22,494
03/26	$19,111	$21,581	$19,556
04/26	$22,743	$23,189	$22,433
05/26	$24,844	$23,900	$24,606
06/26	$24,855	$23,916	$24,259
07/26	$22,328	$24,384	$23,514
08/26	$23,881	$24,869	$24,305
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	45.98	3.89	9.10
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Columbia Emerging Markets Fund | Institutional 3 Class | ASR142-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Institutional 3 Class | ASR142-17_(10/26) |

Columbia Emerging Markets Fund

Class S | UMEBX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$138	1.12%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Columbia Emerging Markets Fund | Class S | ASR142-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Fund Class S ($23,511)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,209	$10,123	$10,129
10/16	$9,980	$9,916	$10,153
11/16	$9,384	$9,718	$9,685
12/16	$9,364	$10,051	$9,707
01/17	$9,950	$10,342	$10,238
02/17	$10,109	$10,490	$10,551
03/17	$10,526	$10,779	$10,818
04/17	$10,904	$11,053	$11,055
05/17	$11,321	$11,459	$11,381
06/17	$11,519	$11,439	$11,496
07/17	$12,294	$11,768	$12,181
08/17	$12,671	$11,764	$12,453
09/17	$12,840	$12,057	$12,403
10/17	$13,287	$12,240	$12,838
11/17	$13,386	$12,368	$12,864
12/17	$13,761	$12,567	$13,326
01/18	$14,648	$13,197	$14,436
02/18	$14,030	$12,601	$13,771
03/18	$13,970	$12,374	$13,515
04/18	$13,512	$12,657	$13,455
05/18	$13,303	$12,372	$12,978
06/18	$12,675	$12,221	$12,439
07/18	$12,814	$12,522	$12,712
08/18	$12,246	$12,280	$12,368
09/18	$12,037	$12,387	$12,303
10/18	$10,821	$11,401	$11,231
11/18	$11,310	$11,386	$11,694
12/18	$10,834	$10,834	$11,384
01/19	$11,901	$11,546	$12,381
02/19	$12,021	$11,840	$12,409
03/19	$12,360	$11,915	$12,513
04/19	$12,700	$12,250	$12,777
05/19	$11,872	$11,661	$11,850
06/19	$12,710	$12,353	$12,589
07/19	$12,660	$12,196	$12,435
08/19	$12,271	$11,880	$11,829
09/19	$12,490	$12,221	$12,055
10/19	$13,079	$12,660	$12,563
11/19	$13,178	$12,803	$12,546
12/19	$14,204	$13,219	$13,482
01/20	$13,803	$12,943	$12,853
02/20	$13,243	$11,773	$12,175
03/20	$10,630	$10,201	$10,300
04/20	$11,791	$10,860	$11,243
05/20	$12,402	$11,333	$11,330
06/20	$13,633	$11,719	$12,163
07/20	$15,125	$11,992	$13,249
08/20	$15,815	$12,609	$13,542
09/20	$15,775	$12,281	$13,325
10/20	$16,136	$11,791	$13,600
11/20	$17,637	$13,619	$14,857
12/20	$19,007	$14,252	$15,950
01/21	$19,705	$14,100	$16,439
02/21	$19,959	$14,416	$16,564
03/21	$19,351	$14,748	$16,314
04/21	$19,786	$15,192	$16,720
05/21	$19,969	$15,687	$17,108
06/21	$20,546	$15,510	$17,138
07/21	$18,976	$15,627	$15,984
08/21	$19,564	$15,903	$16,403
09/21	$18,683	$15,441	$15,751
10/21	$18,754	$15,821	$15,906
11/21	$17,700	$15,085	$15,258
12/21	$17,621	$15,857	$15,544
01/22	$16,768	$15,091	$15,250
02/22	$15,256	$14,824	$14,794
03/22	$14,362	$14,919	$14,460
04/22	$13,303	$13,954	$13,656
05/22	$13,293	$14,059	$13,716
06/22	$12,398	$12,754	$12,804
07/22	$12,398	$13,390	$12,773
08/22	$12,419	$12,754	$12,826
09/22	$10,897	$11,561	$11,323
10/22	$10,661	$12,182	$10,971
11/22	$12,193	$13,555	$12,598
12/22	$11,802	$13,565	$12,421
01/23	$12,830	$14,664	$13,402
02/23	$11,833	$14,358	$12,533
03/23	$12,141	$14,714	$12,913
04/23	$11,997	$15,129	$12,766
05/23	$11,812	$14,489	$12,552
06/23	$12,511	$15,148	$13,028
07/23	$13,087	$15,639	$13,839
08/23	$12,316	$15,039	$12,987
09/23	$11,895	$14,526	$12,647
10/23	$11,452	$13,937	$12,156
11/23	$12,470	$15,230	$13,129
12/23	$12,851	$16,040	$13,642
01/24	$12,265	$16,132	$13,008
02/24	$12,738	$16,427	$13,627
03/24	$13,097	$16,967	$13,965
04/24	$12,964	$16,533	$14,027
05/24	$13,138	$17,173	$14,107
06/24	$13,622	$16,896	$14,663
07/24	$13,478	$17,392	$14,707
08/24	$13,560	$17,957	$14,944
09/24	$14,269	$18,123	$15,942
10/24	$13,910	$17,138	$15,233
11/24	$13,632	$17,040	$14,686
12/24	$13,714	$16,653	$14,666
01/25	$13,922	$17,528	$14,928
02/25	$13,911	$17,868	$15,000
03/25	$13,849	$17,796	$15,095
04/25	$13,974	$18,611	$15,293
05/25	$14,640	$19,462	$15,946
06/25	$15,630	$19,891	$16,905
07/25	$15,609	$19,612	$17,234
08/25	$16,119	$20,448	$17,455
09/25	$17,389	$20,839	$18,704
10/25	$17,868	$21,085	$19,485
11/25	$17,535	$21,216	$19,019
12/25	$17,992	$21,852	$19,588
01/26	$19,711	$22,992	$21,322
02/26	$20,982	$24,056	$22,494
03/26	$18,824	$21,581	$19,556
04/26	$22,405	$23,189	$22,433
05/26	$24,464	$23,900	$24,606
06/26	$24,475	$23,916	$24,259
07/26	$21,978	$24,384	$23,514
08/26	$23,511	$24,869	$24,305
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	45.86	3.74	8.92
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Columbia Emerging Markets Fund | Class S | ASR142-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Class S | ASR142-16_(10/26) |

Columbia Global Technology Growth Fund

Class A | CTCAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$136	1.15%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Columbia Global Technology Growth Fund | Class A | ASR234-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Technology Growth Fund Class A (including sales charges) ($75,099)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$9,426	$10,000	$10,000
09/16	$9,755	$10,061	$10,253
10/16	$9,680	$9,890	$10,203
11/16	$9,715	$9,966	$10,119
12/16	$9,768	$10,181	$10,261
01/17	$10,380	$10,459	$10,760
02/17	$10,831	$10,753	$11,220
03/17	$11,161	$10,884	$11,582
04/17	$11,447	$11,054	$11,910
05/17	$12,090	$11,298	$12,474
06/17	$11,800	$11,349	$12,279
07/17	$12,398	$11,667	$12,836
08/17	$12,764	$11,711	$13,188
09/17	$13,041	$11,937	$13,348
10/17	$13,983	$12,185	$14,348
11/17	$14,068	$12,421	$14,470
12/17	$13,962	$12,622	$14,483
01/18	$15,224	$13,334	$15,550
02/18	$15,094	$12,774	$15,412
03/18	$14,877	$12,500	$14,912
04/18	$14,748	$12,620	$14,897
05/18	$15,713	$12,635	$15,746
06/18	$15,635	$12,567	$15,583
07/18	$15,907	$12,946	$15,844
08/18	$16,762	$13,048	$16,747
09/18	$16,688	$13,104	$16,616
10/18	$14,919	$12,122	$15,201
11/18	$14,877	$12,300	$14,916
12/18	$13,775	$11,433	$13,762
01/19	$15,060	$12,336	$14,768
02/19	$15,867	$12,666	$15,637
03/19	$16,473	$12,825	$16,292
04/19	$17,499	$13,258	$17,298
05/19	$16,028	$12,472	$15,829
06/19	$17,314	$13,289	$17,235
07/19	$17,871	$13,327	$17,654
08/19	$17,446	$13,011	$17,345
09/19	$17,421	$13,285	$17,720
10/19	$17,978	$13,649	$18,458
11/19	$18,878	$13,982	$19,362
12/19	$19,562	$14,474	$20,331
01/20	$20,152	$14,314	$20,896
02/20	$19,072	$13,158	$19,449
03/20	$17,092	$11,382	$17,679
04/20	$19,429	$12,601	$19,962
05/20	$21,053	$13,149	$21,281
06/20	$22,513	$13,569	$22,827
07/20	$24,142	$14,287	$24,281
08/20	$26,148	$15,161	$26,676
09/20	$25,118	$14,672	$25,585
10/20	$24,519	$14,316	$24,313
11/20	$27,653	$16,080	$27,351
12/20	$29,235	$16,827	$29,265
01/21	$29,305	$16,751	$29,214
02/21	$30,205	$17,138	$29,584
03/21	$29,870	$17,596	$29,887
04/21	$31,339	$18,366	$31,453
05/21	$30,974	$18,651	$31,227
06/21	$32,903	$18,897	$33,016
07/21	$33,468	$19,027	$34,060
08/21	$34,462	$19,504	$35,324
09/21	$32,608	$18,698	$33,280
10/21	$34,727	$19,652	$35,531
11/21	$35,282	$19,179	$36,692
12/21	$35,924	$19,946	$37,955
01/22	$32,432	$18,967	$35,023
02/22	$31,098	$18,477	$33,317
03/22	$31,864	$18,877	$34,173
04/22	$27,533	$17,366	$30,307
05/22	$27,335	$17,386	$30,168
06/22	$24,333	$15,921	$27,046
07/22	$27,664	$17,033	$30,481
08/22	$25,996	$16,406	$28,597
09/22	$22,916	$14,835	$25,053
10/22	$24,036	$15,730	$26,937
11/22	$25,636	$16,950	$29,026
12/22	$23,451	$16,283	$26,681
01/23	$26,275	$17,450	$29,429
02/23	$26,097	$16,950	$29,284
03/23	$28,441	$17,473	$32,305
04/23	$28,091	$17,724	$32,199
05/23	$30,953	$17,534	$35,217
06/23	$32,796	$18,552	$37,280
07/23	$34,047	$19,232	$38,105
08/23	$33,529	$18,694	$37,362
09/23	$31,460	$17,921	$34,835
10/23	$30,958	$17,382	$34,718
11/23	$34,925	$18,987	$39,381
12/23	$36,687	$19,899	$41,070
01/24	$38,237	$20,015	$42,518
02/24	$41,013	$20,874	$45,172
03/24	$41,884	$21,530	$46,386
04/24	$39,799	$20,819	$43,786
05/24	$42,480	$21,665	$47,637
06/24	$45,901	$22,147	$52,114
07/24	$44,251	$22,504	$50,956
08/24	$44,638	$23,076	$51,530
09/24	$45,438	$23,612	$52,488
10/24	$45,438	$23,082	$51,892
11/24	$47,700	$23,945	$53,793
12/24	$48,194	$23,379	$54,439
01/25	$48,791	$24,163	$53,557
02/25	$46,722	$24,018	$52,662
03/25	$42,262	$23,069	$48,104
04/25	$43,277	$23,284	$49,021
05/25	$48,077	$24,622	$54,219
06/25	$52,710	$25,728	$59,485
07/25	$54,750	$26,077	$62,031
08/25	$55,079	$26,721	$62,251
09/25	$59,037	$27,689	$67,109
10/25	$62,243	$28,308	$71,973
11/25	$60,102	$28,305	$68,670
12/25	$60,159	$28,601	$69,266
01/26	$61,351	$29,449	$69,920
02/26	$59,848	$29,827	$69,236
03/26	$56,488	$27,685	$64,717
04/26	$67,102	$30,502	$77,170
05/26	$76,384	$32,075	$90,671
06/26	$78,608	$31,818	$89,156
07/26	$71,567	$31,842	$84,448
08/26	$75,099	$32,693	$89,272
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	36.35	16.86	23.06
Class A (including sales charges)	28.51	15.48	22.34
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Columbia Global Technology Growth Fund | Class A | ASR234-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Class A | ASR234-01_(10/26) |

Columbia Global Technology Growth Fund

Class C | CTHCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$224	1.90%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Columbia Global Technology Growth Fund | Class C | ASR234-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Technology Growth Fund Class C (including sales charges) ($73,902)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,343	$10,061	$10,253
10/16	$10,254	$9,890	$10,203
11/16	$10,286	$9,966	$10,119
12/16	$10,332	$10,181	$10,261
01/17	$10,973	$10,459	$10,760
02/17	$11,447	$10,753	$11,220
03/17	$11,786	$10,884	$11,582
04/17	$12,078	$11,054	$11,910
05/17	$12,756	$11,298	$12,474
06/17	$12,438	$11,349	$12,279
07/17	$13,063	$11,667	$12,836
08/17	$13,439	$11,711	$13,188
09/17	$13,725	$11,937	$13,348
10/17	$14,705	$12,185	$14,348
11/17	$14,784	$12,421	$14,470
12/17	$14,665	$12,622	$14,483
01/18	$15,979	$13,334	$15,550
02/18	$15,833	$12,774	$15,412
03/18	$15,596	$12,500	$14,912
04/18	$15,451	$12,620	$14,897
05/18	$16,447	$12,635	$15,746
06/18	$16,355	$12,567	$15,583
07/18	$16,630	$12,946	$15,844
08/18	$17,512	$13,048	$16,747
09/18	$17,426	$13,104	$16,616
10/18	$15,570	$12,122	$15,201
11/18	$15,516	$12,300	$14,916
12/18	$14,358	$11,433	$13,762
01/19	$15,686	$12,336	$14,768
02/19	$16,520	$12,666	$15,637
03/19	$17,138	$12,825	$16,292
04/19	$18,194	$13,258	$17,298
05/19	$16,656	$12,472	$15,829
06/19	$17,978	$13,289	$17,235
07/19	$18,546	$13,327	$17,654
08/19	$18,092	$13,011	$17,345
09/19	$18,058	$13,285	$17,720
10/19	$18,620	$13,649	$18,458
11/19	$19,545	$13,982	$19,362
12/19	$20,237	$14,474	$20,331
01/20	$20,836	$14,314	$20,896
02/20	$19,708	$13,158	$19,449
03/20	$17,652	$11,382	$17,679
04/20	$20,053	$12,601	$19,962
05/20	$21,711	$13,149	$21,281
06/20	$23,202	$13,569	$22,827
07/20	$24,866	$14,287	$24,281
08/20	$26,916	$15,161	$26,676
09/20	$25,839	$14,672	$25,585
10/20	$25,206	$14,316	$24,313
11/20	$28,413	$16,080	$27,351
12/20	$30,017	$16,827	$29,265
01/21	$30,069	$16,751	$29,214
02/21	$30,983	$17,138	$29,584
03/21	$30,616	$17,596	$29,887
04/21	$32,100	$18,366	$31,453
05/21	$31,710	$18,651	$31,227
06/21	$33,659	$18,897	$33,016
07/21	$34,218	$19,027	$34,060
08/21	$35,207	$19,504	$35,324
09/21	$33,292	$18,698	$33,280
10/21	$35,439	$19,652	$35,531
11/21	$35,980	$19,179	$36,692
12/21	$36,609	$19,946	$37,955
01/22	$33,031	$18,967	$35,023
02/22	$31,651	$18,477	$33,317
03/22	$32,414	$18,877	$34,173
04/22	$27,989	$17,366	$30,307
05/22	$27,771	$17,386	$30,168
06/22	$24,702	$15,921	$27,046
07/22	$28,068	$17,033	$30,481
08/22	$26,361	$16,406	$28,597
09/22	$23,219	$14,835	$25,053
10/22	$24,345	$15,730	$26,937
11/22	$25,943	$16,950	$29,026
12/22	$23,719	$16,283	$26,681
01/23	$26,563	$17,450	$29,429
02/23	$26,361	$16,950	$29,284
03/23	$28,714	$17,473	$32,305
04/23	$28,343	$17,724	$32,199
05/23	$31,212	$17,534	$35,217
06/23	$33,049	$18,552	$37,280
07/23	$34,289	$19,232	$38,105
08/23	$33,741	$18,694	$37,362
09/23	$31,640	$17,921	$34,835
10/23	$31,118	$17,382	$34,718
11/23	$35,088	$18,987	$39,381
12/23	$36,836	$19,899	$41,070
01/24	$38,368	$20,015	$42,518
02/24	$41,122	$20,874	$45,172
03/24	$41,976	$21,530	$46,386
04/24	$39,855	$20,819	$43,786
05/24	$42,519	$21,665	$47,637
06/24	$45,914	$22,147	$52,114
07/24	$44,233	$22,504	$50,956
08/24	$44,588	$23,076	$51,530
09/24	$45,364	$23,612	$52,488
10/24	$45,332	$23,082	$51,892
11/24	$47,556	$23,945	$53,793
12/24	$48,025	$23,379	$54,439
01/25	$48,588	$24,163	$53,557
02/25	$46,500	$24,018	$52,662
03/25	$42,036	$23,069	$48,104
04/25	$43,012	$23,284	$49,021
05/25	$47,757	$24,622	$54,219
06/25	$52,325	$25,728	$59,485
07/25	$54,321	$26,077	$62,031
08/25	$54,609	$26,721	$62,251
09/25	$58,496	$27,689	$67,109
10/25	$61,631	$28,308	$71,973
11/25	$59,478	$28,305	$68,670
12/25	$59,499	$28,601	$69,266
01/26	$60,635	$29,449	$69,920
02/26	$59,117	$29,827	$69,236
03/26	$55,762	$27,685	$64,717
04/26	$66,203	$30,502	$77,170
05/26	$75,311	$32,075	$90,671
06/26	$77,448	$31,818	$89,156
07/26	$70,471	$31,842	$84,448
08/26	$73,902	$32,693	$89,272
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	35.33	15.99	22.14
Class C (including sales charges)	34.33	15.99	22.14
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Columbia Global Technology Growth Fund | Class C | ASR234-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Class C | ASR234-04_(10/26) |

Columbia Global Technology Growth Fund

Institutional Class | CMTFX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$107	0.90%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Columbia Global Technology Growth Fund | Institutional Class | ASR234-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Technology Growth Fund Institutional Class ($81,680)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,351	$10,061	$10,253
10/16	$10,273	$9,890	$10,203
11/16	$10,310	$9,966	$10,119
12/16	$10,369	$10,181	$10,261
01/17	$11,023	$10,459	$10,760
02/17	$11,503	$10,753	$11,220
03/17	$11,855	$10,884	$11,582
04/17	$12,162	$11,054	$11,910
05/17	$12,852	$11,298	$12,474
06/17	$12,541	$11,349	$12,279
07/17	$13,182	$11,667	$12,836
08/17	$13,575	$11,711	$13,188
09/17	$13,872	$11,937	$13,348
10/17	$14,879	$12,185	$14,348
11/17	$14,970	$12,421	$14,470
12/17	$14,861	$12,622	$14,483
01/18	$16,207	$13,334	$15,550
02/18	$16,074	$12,774	$15,412
03/18	$15,842	$12,500	$14,912
04/18	$15,709	$12,620	$14,897
05/18	$16,737	$12,635	$15,746
06/18	$16,662	$12,567	$15,583
07/18	$16,955	$12,946	$15,844
08/18	$17,870	$13,048	$16,747
09/18	$17,794	$13,104	$16,616
10/18	$15,913	$12,122	$15,201
11/18	$15,870	$12,300	$14,916
12/18	$14,695	$11,433	$13,762
01/19	$16,074	$12,336	$14,768
02/19	$16,936	$12,666	$15,637
03/19	$17,588	$12,825	$16,292
04/19	$18,687	$13,258	$17,298
05/19	$17,117	$12,472	$15,829
06/19	$18,491	$13,289	$17,235
07/19	$19,098	$13,327	$17,654
08/19	$18,642	$13,011	$17,345
09/19	$18,622	$13,285	$17,720
10/19	$19,218	$13,649	$18,458
11/19	$20,191	$13,982	$19,362
12/19	$20,924	$14,474	$20,331
01/20	$21,559	$14,314	$20,896
02/20	$20,406	$13,158	$19,449
03/20	$18,294	$11,382	$17,679
04/20	$20,802	$12,601	$19,962
05/20	$22,544	$13,149	$21,281
06/20	$24,113	$13,569	$22,827
07/20	$25,864	$14,287	$24,281
08/20	$28,017	$15,161	$26,676
09/20	$26,920	$14,672	$25,585
10/20	$26,281	$14,316	$24,313
11/20	$29,647	$16,080	$27,351
12/20	$31,347	$16,827	$29,265
01/21	$31,434	$16,751	$29,214
02/21	$32,403	$17,138	$29,584
03/21	$32,049	$17,596	$29,887
04/21	$33,634	$18,366	$31,453
05/21	$33,250	$18,651	$31,227
06/21	$35,332	$18,897	$33,016
07/21	$35,942	$19,027	$34,060
08/21	$37,014	$19,504	$35,324
09/21	$35,034	$18,698	$33,280
10/21	$37,322	$19,652	$35,531
11/21	$37,922	$19,179	$36,692
12/21	$38,618	$19,946	$37,955
01/22	$34,872	$18,967	$35,023
02/22	$33,443	$18,477	$33,317
03/22	$34,278	$18,877	$34,173
04/22	$29,623	$17,366	$30,307
05/22	$29,414	$17,386	$30,168
06/22	$26,193	$15,921	$27,046
07/22	$29,783	$17,033	$30,481
08/22	$27,991	$16,406	$28,597
09/22	$24,684	$14,835	$25,053
10/22	$25,898	$15,730	$26,937
11/22	$27,621	$16,950	$29,026
12/22	$25,276	$16,283	$26,681
01/23	$28,325	$17,450	$29,429
02/23	$28,138	$16,950	$29,284
03/23	$30,668	$17,473	$32,305
04/23	$30,303	$17,724	$32,199
05/23	$33,397	$17,534	$35,217
06/23	$35,392	$18,552	$37,280
07/23	$36,745	$19,232	$38,105
08/23	$36,193	$18,694	$37,362
09/23	$33,966	$17,921	$34,835
10/23	$33,436	$17,382	$34,718
11/23	$37,728	$18,987	$39,381
12/23	$39,639	$19,899	$41,070
01/24	$41,323	$20,015	$42,518
02/24	$44,328	$20,874	$45,172
03/24	$45,283	$21,530	$46,386
04/24	$43,035	$20,819	$43,786
05/24	$45,949	$21,665	$47,637
06/24	$49,655	$22,147	$52,114
07/24	$47,881	$22,504	$50,956
08/24	$48,305	$23,076	$51,530
09/24	$49,186	$23,612	$52,488
10/24	$49,192	$23,082	$51,892
11/24	$51,655	$23,945	$53,793
12/24	$52,206	$23,379	$54,439
01/25	$52,862	$24,163	$53,557
02/25	$50,626	$24,018	$52,662
03/25	$45,806	$23,069	$48,104
04/25	$46,912	$23,284	$49,021
05/25	$52,132	$24,622	$54,219
06/25	$57,169	$25,728	$59,485
07/25	$59,394	$26,077	$62,031
08/25	$59,759	$26,721	$62,251
09/25	$64,065	$27,689	$67,109
10/25	$67,556	$28,308	$71,973
11/25	$65,246	$28,305	$68,670
12/25	$65,328	$28,601	$69,266
01/26	$66,634	$29,449	$69,920
02/26	$65,016	$29,827	$69,236
03/26	$61,373	$27,685	$64,717
04/26	$72,924	$30,502	$77,170
05/26	$83,028	$32,075	$90,671
06/26	$85,464	$31,818	$89,156
07/26	$77,826	$31,842	$84,448
08/26	$81,680	$32,693	$89,272
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	36.68	17.15	23.37
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Columbia Global Technology Growth Fund | Institutional Class | ASR234-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Institutional Class | ASR234-08_(10/26) |

Columbia Global Technology Growth Fund

Institutional 2 Class | CTHRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$101	0.85%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Columbia Global Technology Growth Fund | Institutional 2 Class | ASR234-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Technology Growth Fund Institutional 2 Class ($82,179)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,349	$10,061	$10,253
10/16	$10,273	$9,890	$10,203
11/16	$10,313	$9,966	$10,119
12/16	$10,371	$10,181	$10,261
01/17	$11,027	$10,459	$10,760
02/17	$11,508	$10,753	$11,220
03/17	$11,863	$10,884	$11,582
04/17	$12,169	$11,054	$11,910
05/17	$12,861	$11,298	$12,474
06/17	$12,551	$11,349	$12,279
07/17	$13,193	$11,667	$12,836
08/17	$13,584	$11,711	$13,188
09/17	$13,885	$11,937	$13,348
10/17	$14,892	$12,185	$14,348
11/17	$14,986	$12,421	$14,470
12/17	$14,879	$12,622	$14,483
01/18	$16,229	$13,334	$15,550
02/18	$16,094	$12,774	$15,412
03/18	$15,861	$12,500	$14,912
04/18	$15,731	$12,620	$14,897
05/18	$16,759	$12,635	$15,746
06/18	$16,685	$12,567	$15,583
07/18	$16,978	$12,946	$15,844
08/18	$17,895	$13,048	$16,747
09/18	$17,820	$13,104	$16,616
10/18	$15,936	$12,122	$15,201
11/18	$15,898	$12,300	$14,916
12/18	$14,722	$11,433	$13,762
01/19	$16,101	$12,336	$14,768
02/19	$16,968	$12,666	$15,637
03/19	$17,623	$12,825	$16,292
04/19	$18,721	$13,258	$17,298
05/19	$17,155	$12,472	$15,829
06/19	$18,534	$13,289	$17,235
07/19	$19,140	$13,327	$17,654
08/19	$18,687	$13,011	$17,345
09/19	$18,667	$13,285	$17,720
10/19	$19,268	$13,649	$18,458
11/19	$20,238	$13,982	$19,362
12/19	$20,977	$14,474	$20,331
01/20	$21,616	$14,314	$20,896
02/20	$20,464	$13,158	$19,449
03/20	$18,345	$11,382	$17,679
04/20	$20,858	$12,601	$19,962
05/20	$22,603	$13,149	$21,281
06/20	$24,178	$13,569	$22,827
07/20	$25,938	$14,287	$24,281
08/20	$28,096	$15,161	$26,676
09/20	$26,999	$14,672	$25,585
10/20	$26,361	$14,316	$24,313
11/20	$29,736	$16,080	$27,351
12/20	$31,446	$16,827	$29,265
01/21	$31,532	$16,751	$29,214
02/21	$32,509	$17,138	$29,584
03/21	$32,156	$17,596	$29,887
04/21	$33,743	$18,366	$31,453
05/21	$33,360	$18,651	$31,227
06/21	$35,451	$18,897	$33,016
07/21	$36,065	$19,027	$34,060
08/21	$37,143	$19,504	$35,324
09/21	$35,158	$18,698	$33,280
10/21	$37,455	$19,652	$35,531
11/21	$38,060	$19,179	$36,692
12/21	$38,759	$19,946	$37,955
01/22	$35,003	$18,967	$35,023
02/22	$33,568	$18,477	$33,317
03/22	$34,409	$18,877	$34,173
04/22	$29,739	$17,366	$30,307
05/22	$29,529	$17,386	$30,168
06/22	$26,293	$15,921	$27,046
07/22	$29,902	$17,033	$30,481
08/22	$28,105	$16,406	$28,597
09/22	$24,780	$14,835	$25,053
10/22	$26,004	$15,730	$26,937
11/22	$27,737	$16,950	$29,026
12/22	$25,382	$16,283	$26,681
01/23	$28,444	$17,450	$29,429
02/23	$28,254	$16,950	$29,284
03/23	$30,802	$17,473	$32,305
04/23	$30,433	$17,724	$32,199
05/23	$33,544	$17,534	$35,217
06/23	$35,550	$18,552	$37,280
07/23	$36,915	$19,232	$38,105
08/23	$36,357	$18,694	$37,362
09/23	$34,124	$17,921	$34,835
10/23	$33,588	$17,382	$34,718
11/23	$37,907	$18,987	$39,381
12/23	$39,825	$19,899	$41,070
01/24	$41,526	$20,015	$42,518
02/24	$44,545	$20,874	$45,172
03/24	$45,503	$21,530	$46,386
04/24	$43,249	$20,819	$43,786
05/24	$46,173	$21,665	$47,637
06/24	$49,906	$22,147	$52,114
07/24	$48,123	$22,504	$50,956
08/24	$48,555	$23,076	$51,530
09/24	$49,436	$23,612	$52,488
10/24	$49,447	$23,082	$51,892
11/24	$51,923	$23,945	$53,793
12/24	$52,480	$23,379	$54,439
01/25	$53,139	$24,163	$53,557
02/25	$50,897	$24,018	$52,662
03/25	$46,055	$23,069	$48,104
04/25	$47,167	$23,284	$49,021
05/25	$52,412	$24,622	$54,219
06/25	$57,479	$25,728	$59,485
07/25	$59,721	$26,077	$62,031
08/25	$60,090	$26,721	$62,251
09/25	$64,429	$27,689	$67,109
10/25	$67,941	$28,308	$71,973
11/25	$65,620	$28,305	$68,670
12/25	$65,700	$28,601	$69,266
01/26	$67,014	$29,449	$69,920
02/26	$65,395	$29,827	$69,236
03/26	$61,735	$27,685	$64,717
04/26	$73,354	$30,502	$77,170
05/26	$83,521	$32,075	$90,671
06/26	$85,977	$31,818	$89,156
07/26	$78,294	$31,842	$84,448
08/26	$82,179	$32,693	$89,272
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	36.76	17.21	23.45
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Columbia Global Technology Growth Fund | Institutional 2 Class | ASR234-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Institutional 2 Class | ASR234-15_(10/26) |

Columbia Global Technology Growth Fund

Institutional 3 Class | CGTUX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$95	0.80%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Columbia Global Technology Growth Fund | Institutional 3 Class | ASR234-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Technology Growth Fund Institutional 3 Class ($82,606)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,353	$10,061	$10,253
10/16	$10,277	$9,890	$10,203
11/16	$10,317	$9,966	$10,119
12/16	$10,375	$10,181	$10,261
01/17	$11,030	$10,459	$10,760
02/17	$11,514	$10,753	$11,220
03/17	$11,864	$10,884	$11,582
04/17	$12,174	$11,054	$11,910
05/17	$12,865	$11,298	$12,474
06/17	$12,560	$11,349	$12,279
07/17	$13,201	$11,667	$12,836
08/17	$13,596	$11,711	$13,188
09/17	$13,896	$11,937	$13,348
10/17	$14,901	$12,185	$14,348
11/17	$15,000	$12,421	$14,470
12/17	$14,890	$12,622	$14,483
01/18	$16,242	$13,334	$15,550
02/18	$16,107	$12,774	$15,412
03/18	$15,880	$12,500	$14,912
04/18	$15,745	$12,620	$14,897
05/18	$16,781	$12,635	$15,746
06/18	$16,702	$12,567	$15,583
07/18	$17,000	$12,946	$15,844
08/18	$17,915	$13,048	$16,747
09/18	$17,845	$13,104	$16,616
10/18	$15,959	$12,122	$15,201
11/18	$15,921	$12,300	$14,916
12/18	$14,741	$11,433	$13,762
01/19	$16,123	$12,336	$14,768
02/19	$16,994	$12,666	$15,637
03/19	$17,648	$12,825	$16,292
04/19	$18,750	$13,258	$17,298
05/19	$17,181	$12,472	$15,829
06/19	$18,563	$13,289	$17,235
07/19	$19,169	$13,327	$17,654
08/19	$18,716	$13,011	$17,345
09/19	$18,696	$13,285	$17,720
10/19	$19,302	$13,649	$18,458
11/19	$20,276	$13,982	$19,362
12/19	$21,014	$14,474	$20,331
01/20	$21,656	$14,314	$20,896
02/20	$20,501	$13,158	$19,449
03/20	$18,380	$11,382	$17,679
04/20	$20,900	$12,601	$19,962
05/20	$22,652	$13,149	$21,281
06/20	$24,231	$13,569	$22,827
07/20	$25,994	$14,287	$24,281
08/20	$28,160	$15,161	$26,676
09/20	$27,059	$14,672	$25,585
10/20	$26,422	$14,316	$24,313
11/20	$29,808	$16,080	$27,351
12/20	$31,523	$16,827	$29,265
01/21	$31,608	$16,751	$29,214
02/21	$32,590	$17,138	$29,584
03/21	$32,238	$17,596	$29,887
04/21	$33,828	$18,366	$31,453
05/21	$33,446	$18,651	$31,227
06/21	$35,544	$18,897	$33,016
07/21	$36,164	$19,027	$34,060
08/21	$37,246	$19,504	$35,324
09/21	$35,253	$18,698	$33,280
10/21	$37,558	$19,652	$35,531
11/21	$38,167	$19,179	$36,692
12/21	$38,872	$19,946	$37,955
01/22	$35,107	$18,967	$35,023
02/22	$33,669	$18,477	$33,317
03/22	$34,509	$18,877	$34,173
04/22	$29,825	$17,366	$30,307
05/22	$29,620	$17,386	$30,168
06/22	$26,375	$15,921	$27,046
07/22	$29,998	$17,033	$30,481
08/22	$28,197	$16,406	$28,597
09/22	$24,863	$14,835	$25,053
10/22	$26,086	$15,730	$26,937
11/22	$27,830	$16,950	$29,026
12/22	$25,465	$16,283	$26,681
01/23	$28,542	$17,450	$29,429
02/23	$28,352	$16,950	$29,284
03/23	$30,909	$17,473	$32,305
04/23	$30,540	$17,724	$32,199
05/23	$33,666	$17,534	$35,217
06/23	$35,681	$18,552	$37,280
07/23	$37,051	$19,232	$38,105
08/23	$36,493	$18,694	$37,362
09/23	$34,251	$17,921	$34,835
10/23	$33,720	$17,382	$34,718
11/23	$38,054	$18,987	$39,381
12/23	$39,981	$19,899	$41,070
01/24	$41,686	$20,015	$42,518
02/24	$44,719	$20,874	$45,172
03/24	$45,688	$21,530	$46,386
04/24	$43,424	$20,819	$43,786
05/24	$46,363	$21,665	$47,637
06/24	$50,111	$22,147	$52,114
07/24	$48,323	$22,504	$50,956
08/24	$48,760	$23,076	$51,530
09/24	$49,651	$23,612	$52,488
10/24	$49,662	$23,082	$51,892
11/24	$52,148	$23,945	$53,793
12/24	$52,710	$23,379	$54,439
01/25	$53,375	$24,163	$53,557
02/25	$51,123	$24,018	$52,662
03/25	$46,262	$23,069	$48,104
04/25	$47,379	$23,284	$49,021
05/25	$52,654	$24,622	$54,219
06/25	$57,745	$25,728	$59,485
07/25	$60,002	$26,077	$62,031
08/25	$60,376	$26,721	$62,251
09/25	$64,735	$27,689	$67,109
10/25	$68,267	$28,308	$71,973
11/25	$65,936	$28,305	$68,670
12/25	$66,022	$28,601	$69,266
01/26	$67,346	$29,449	$69,920
02/26	$65,717	$29,827	$69,236
03/26	$62,043	$27,685	$64,717
04/26	$73,727	$30,502	$77,170
05/26	$83,948	$32,075	$90,671
06/26	$86,419	$31,818	$89,156
07/26	$78,702	$31,842	$84,448
08/26	$82,606	$32,693	$89,272
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	36.82	17.27	23.51
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Columbia Global Technology Growth Fund | Institutional 3 Class | ASR234-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Institutional 3 Class | ASR234-17_(10/26) |

Columbia Global Technology Growth Fund

Class S | CGTDX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$107	0.90%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Columbia Global Technology Growth Fund | Class S | ASR234-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Technology Growth Fund Class S ($81,680)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,351	$10,343	$10,253
10/16	$10,273	$9,890	$10,203
11/16	$10,310	$9,966	$10,119
12/16	$10,369	$10,181	$10,261
01/17	$11,023	$10,459	$10,760
02/17	$11,503	$10,753	$11,220
03/17	$11,855	$10,884	$11,582
04/17	$12,162	$11,054	$11,910
05/17	$12,852	$11,298	$12,474
06/17	$12,541	$11,349	$12,279
07/17	$13,182	$11,667	$12,836
08/17	$13,575	$11,711	$13,188
09/17	$13,872	$11,937	$13,348
10/17	$14,879	$12,185	$14,348
11/17	$14,970	$12,421	$14,470
12/17	$14,861	$12,622	$14,483
01/18	$16,207	$13,334	$15,550
02/18	$16,074	$12,774	$15,412
03/18	$15,842	$12,500	$14,912
04/18	$15,709	$12,620	$14,897
05/18	$16,737	$12,635	$15,746
06/18	$16,662	$12,567	$15,583
07/18	$16,955	$12,946	$15,844
08/18	$17,870	$13,048	$16,747
09/18	$17,794	$13,104	$16,616
10/18	$15,913	$12,122	$15,201
11/18	$15,870	$12,300	$14,916
12/18	$14,695	$11,433	$13,762
01/19	$16,074	$12,336	$14,768
02/19	$16,936	$12,666	$15,637
03/19	$17,588	$12,825	$16,292
04/19	$18,687	$13,258	$17,298
05/19	$17,117	$12,472	$15,829
06/19	$18,491	$13,289	$17,235
07/19	$19,098	$13,327	$17,654
08/19	$18,642	$13,011	$17,345
09/19	$18,622	$13,285	$17,720
10/19	$19,218	$13,649	$18,458
11/19	$20,191	$13,982	$19,362
12/19	$20,924	$14,474	$20,331
01/20	$21,559	$14,314	$20,896
02/20	$20,406	$13,158	$19,449
03/20	$18,294	$11,382	$17,679
04/20	$20,802	$12,601	$19,962
05/20	$22,544	$13,149	$21,281
06/20	$24,113	$13,569	$22,827
07/20	$25,864	$14,287	$24,281
08/20	$28,017	$15,161	$26,676
09/20	$26,920	$14,672	$25,585
10/20	$26,281	$14,316	$24,313
11/20	$29,647	$16,080	$27,351
12/20	$31,347	$16,827	$29,265
01/21	$31,434	$16,751	$29,214
02/21	$32,403	$17,138	$29,584
03/21	$32,049	$17,596	$29,887
04/21	$33,634	$18,366	$31,453
05/21	$33,250	$18,651	$31,227
06/21	$35,332	$18,897	$33,016
07/21	$35,942	$19,027	$34,060
08/21	$37,014	$19,504	$35,324
09/21	$35,034	$18,698	$33,280
10/21	$37,322	$19,652	$35,531
11/21	$37,922	$19,179	$36,692
12/21	$38,618	$19,946	$37,955
01/22	$34,872	$18,967	$35,023
02/22	$33,443	$18,477	$33,317
03/22	$34,278	$18,877	$34,173
04/22	$29,623	$17,366	$30,307
05/22	$29,414	$17,386	$30,168
06/22	$26,193	$15,921	$27,046
07/22	$29,783	$17,033	$30,481
08/22	$27,991	$16,406	$28,597
09/22	$24,684	$14,835	$25,053
10/22	$25,898	$15,730	$26,937
11/22	$27,621	$16,950	$29,026
12/22	$25,276	$16,283	$26,681
01/23	$28,325	$17,450	$29,429
02/23	$28,138	$16,950	$29,284
03/23	$30,668	$17,473	$32,305
04/23	$30,303	$17,724	$32,199
05/23	$33,397	$17,534	$35,217
06/23	$35,392	$18,552	$37,280
07/23	$36,745	$19,232	$38,105
08/23	$36,193	$18,694	$37,362
09/23	$33,966	$17,921	$34,835
10/23	$33,436	$17,382	$34,718
11/23	$37,728	$18,987	$39,381
12/23	$39,639	$19,899	$41,070
01/24	$41,323	$20,015	$42,518
02/24	$44,328	$20,874	$45,172
03/24	$45,283	$21,530	$46,386
04/24	$43,035	$20,819	$43,786
05/24	$45,949	$21,665	$47,637
06/24	$49,655	$22,147	$52,114
07/24	$47,881	$22,504	$50,956
08/24	$48,305	$23,076	$51,530
09/24	$49,186	$23,612	$52,488
10/24	$49,192	$23,082	$51,892
11/24	$51,655	$23,945	$53,793
12/24	$52,206	$23,379	$54,439
01/25	$52,862	$24,163	$53,557
02/25	$50,626	$24,018	$52,662
03/25	$45,806	$23,069	$48,104
04/25	$46,912	$23,284	$49,021
05/25	$52,132	$24,622	$54,219
06/25	$57,169	$25,728	$59,485
07/25	$59,394	$26,077	$62,031
08/25	$59,759	$26,721	$62,251
09/25	$64,065	$27,689	$67,109
10/25	$67,556	$28,308	$71,973
11/25	$65,246	$28,305	$68,670
12/25	$65,328	$28,601	$69,266
01/26	$66,634	$29,449	$69,920
02/26	$65,016	$29,827	$69,236
03/26	$61,373	$27,685	$64,717
04/26	$72,924	$30,502	$77,170
05/26	$83,028	$32,075	$90,671
06/26	$85,464	$31,818	$89,156
07/26	$77,826	$31,842	$84,448
08/26	$81,680	$32,693	$89,272
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	36.68	17.15	23.37
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Columbia Global Technology Growth Fund | Class S | ASR234-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Class S | ASR234-16_(10/26) |

Columbia Greater China Fund

Class A | NGCAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$140	1.47%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period, followed to a lesser extent by selections in the industrials, energy and real estate sectors.

Allocations | Larger allocations to the industrials and information technology sectors and a smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Taiwan Semiconductor Manufacturing Company, the world's largest dedicated semiconductor foundry; Sieyuan Electric Co., a China-based manufacturer of power transmission and electrical grid equipment; Jentech Precision Industrial, a Taiwanese technology hardware company that provides precision components and thermal management solutions for semiconductors, AI servers, data centers and other electronics applications; and ASPEED Technology, Inc., a Taiwanese semiconductor devices company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, materials, financials, consumer discretionary and communication services sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller weightings in the financials, energy and materials sectors and a larger allocation to the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Futu Holdings, a Hong Kong–based digital brokerage platform; Giant Biogene, biotechnology and consumer health company focused on recombinant collagen products used in skincare, medical aesthetics and wound-care applications; and Zijin Gold International, a precious-metals mining company that provides exposure to gold prices through a diversified portfolio of mining operations, were top detractors from the Fund’s relative performance during the period.

Columbia Greater China Fund | Class A | ASR158-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Greater China Fund Class A (including sales charges) ($11,995)	MSCI China Index (Net) ($14,948)	Hang Seng Index ($11,011)
08/16	$9,424	$10,000	$10,000
09/16	$9,799	$10,253	$10,140
10/16	$9,395	$10,054	$9,984
11/16	$9,135	$9,934	$9,919
12/16	$8,680	$9,527	$9,580
01/17	$9,266	$10,174	$10,164
02/17	$9,481	$10,534	$10,325
03/17	$9,829	$10,759	$10,474
04/17	$10,153	$11,046	$10,684
05/17	$10,696	$11,629	$11,117
06/17	$10,964	$11,896	$11,142
07/17	$11,748	$12,953	$11,811
08/17	$12,228	$13,500	$12,065
09/17	$12,463	$13,640	$11,909
10/17	$13,001	$14,182	$12,222
11/17	$13,448	$14,403	$12,612
12/17	$13,945	$14,679	$12,921
01/18	$15,467	$16,512	$14,195
02/18	$14,532	$15,454	$13,307
03/18	$14,395	$14,946	$12,945
04/18	$14,019	$14,942	$13,252
05/18	$14,663	$15,217	$13,113
06/18	$14,065	$14,422	$12,460
07/18	$13,615	$14,063	$12,297
08/18	$12,889	$13,529	$11,996
09/18	$12,644	$13,340	$11,989
10/18	$10,890	$11,810	$10,758
11/18	$11,782	$12,675	$11,435
12/18	$11,143	$11,908	$11,145
01/19	$12,460	$13,225	$12,022
02/19	$12,820	$13,681	$12,315
03/19	$13,406	$14,015	$12,494
04/19	$13,899	$14,327	$12,780
05/19	$12,321	$12,452	$11,583
06/19	$13,432	$13,452	$12,334
07/19	$13,391	$13,379	$11,980
08/19	$13,055	$12,819	$11,084
09/19	$12,924	$12,816	$11,237
10/19	$13,371	$13,333	$11,590
11/19	$13,742	$13,571	$11,363
12/19	$14,775	$14,701	$12,214
01/20	$14,165	$13,995	$11,440
02/20	$14,639	$14,131	$11,320
03/20	$13,602	$13,200	$10,281
04/20	$14,545	$14,033	$10,732
05/20	$15,181	$13,964	$10,001
06/20	$16,696	$15,218	$10,640
07/20	$18,496	$16,655	$10,714
08/20	$19,982	$17,600	$10,967
09/20	$19,893	$17,119	$10,219
10/20	$20,721	$18,025	$10,495
11/20	$20,748	$18,525	$11,471
12/20	$21,520	$19,037	$11,857
01/21	$23,225	$20,439	$12,315
02/21	$22,948	$20,227	$12,612
03/21	$22,044	$18,956	$12,323
04/21	$22,463	$19,219	$12,486
05/21	$22,260	$19,367	$12,681
06/21	$22,436	$19,386	$12,532
07/21	$18,568	$16,702	$11,278
08/21	$18,330	$16,703	$11,234
09/21	$17,547	$15,864	$10,658
10/21	$17,874	$16,365	$11,014
11/21	$16,702	$15,387	$10,166
12/21	$16,054	$14,903	$10,132
01/22	$15,644	$14,463	$10,306
02/22	$14,620	$13,899	$9,814
03/22	$12,828	$12,788	$9,483
04/22	$12,260	$12,265	$9,074
05/22	$12,368	$12,410	$9,215
06/22	$13,405	$13,224	$9,405
07/22	$12,054	$11,968	$8,669
08/22	$12,032	$11,995	$8,583
09/22	$10,163	$10,249	$7,407
10/22	$8,214	$8,526	$6,317
11/22	$10,980	$11,059	$8,044
12/22	$11,474	$11,634	$8,557
01/23	$12,871	$13,005	$9,407
02/23	$11,366	$11,656	$8,510
03/23	$11,622	$12,182	$8,774
04/23	$10,783	$11,554	$8,556
05/23	$9,697	$10,580	$7,864
06/23	$10,175	$10,999	$8,149
07/23	$11,270	$12,183	$8,692
08/23	$10,209	$11,092	$7,914
09/23	$9,756	$10,786	$7,677
10/23	$9,330	$10,327	$7,383
11/23	$9,614	$10,587	$7,367
12/23	$9,305	$10,332	$7,370
01/24	$8,307	$9,235	$6,688
02/24	$8,834	$10,010	$7,120
03/24	$9,014	$10,105	$7,135
04/24	$9,510	$10,771	$7,667
05/24	$9,829	$11,030	$7,802
06/24	$9,529	$10,821	$7,662
07/24	$9,215	$10,678	$7,496
08/24	$9,197	$10,785	$7,786
09/24	$10,970	$13,363	$9,186
10/24	$10,589	$12,573	$8,823
11/24	$10,146	$12,015	$8,427
12/24	$10,425	$12,338	$8,718
01/25	$10,672	$12,452	$8,763
02/25	$11,632	$13,916	$9,960
03/25	$11,801	$14,192	$10,032
04/25	$11,211	$13,586	$9,630
05/25	$11,519	$13,958	$10,027
06/25	$12,045	$14,477	$10,353
07/25	$12,321	$15,172	$10,654
08/25	$13,168	$15,921	$10,860
09/25	$14,516	$17,473	$11,653
10/25	$13,889	$16,807	$11,253
11/25	$13,434	$16,387	$11,213
12/25	$13,260	$16,184	$11,117
01/26	$13,786	$16,944	$11,839
02/26	$13,180	$15,967	$11,494
03/26	$12,302	$14,738	$10,674
04/26	$13,100	$15,273	$11,109
05/26	$12,474	$14,810	$10,848
06/26	$11,539	$13,761	$9,850
07/26	$11,915	$14,999	$11,144
08/26	$11,995	$14,948	$11,011
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(8.90)	(8.13)	2.44
Class A (including sales charges)	(14.14)	(9.21)	1.84
MSCI China Index (Net)	(6.11)	(2.20)	4.10
Hang Seng Index	1.39	(0.40)	0.97

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$42,032,494
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$458,015
Portfolio turnover for the reporting period	55%

Columbia Greater China Fund | Class A | ASR158-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	21.5%
Consumer Discretionary	19.2%
Communication Services	15.4%
Financials	13.6%
Industrials	11.6%
Health Care	6.4%
Materials	6.1%
Real Estate	2.8%
Energy	2.6%

Top Holdings

Table Summary
Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	12.3%
China Construction Bank Corp., Class H	7.0%
Contemporary Amperex Technology Co., Ltd., Class A	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.8%
Zijin Mining Group Co., Ltd., Class H	3.5%
Unimicron Technology Corp.	2.8%
NetEase, Inc.	2.7%
China Merchants Bank Co., Ltd., Class H	2.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Greater China Fund | Class A | ASR158-01_(10/26) |

Columbia Greater China Fund

Institutional Class | LNGZX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$117	1.22%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period, followed to a lesser extent by selections in the industrials, energy and real estate sectors.

Allocations | Larger allocations to the industrials and information technology sectors and a smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Taiwan Semiconductor Manufacturing Company, the world's largest dedicated semiconductor foundry; Sieyuan Electric Co., a China-based manufacturer of power transmission and electrical grid equipment; Jentech Precision Industrial, a Taiwanese technology hardware company that provides precision components and thermal management solutions for semiconductors, AI servers, data centers and other electronics applications; and ASPEED Technology, Inc., a Taiwanese semiconductor devices company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, materials, financials, consumer discretionary and communication services sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller weightings in the financials, energy and materials sectors and a larger allocation to the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Futu Holdings, a Hong Kong–based digital brokerage platform; Giant Biogene, biotechnology and consumer health company focused on recombinant collagen products used in skincare, medical aesthetics and wound-care applications; and Zijin Gold International, a precious-metals mining company that provides exposure to gold prices through a diversified portfolio of mining operations, were top detractors from the Fund’s relative performance during the period.

Columbia Greater China Fund | Institutional Class | ASR158-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Greater China Fund Institutional Class ($13,036)	MSCI China Index (Net) ($14,948)	Hang Seng Index ($11,011)
08/16	$10,000	$10,000	$10,000
09/16	$10,399	$10,253	$10,140
10/16	$9,974	$10,054	$9,984
11/16	$9,698	$9,934	$9,919
12/16	$9,219	$9,527	$9,580
01/17	$9,842	$10,174	$10,164
02/17	$10,071	$10,534	$10,325
03/17	$10,444	$10,759	$10,474
04/17	$10,791	$11,046	$10,684
05/17	$11,369	$11,629	$11,117
06/17	$11,658	$11,896	$11,142
07/17	$12,494	$12,953	$11,811
08/17	$13,007	$13,500	$12,065
09/17	$13,259	$13,640	$11,909
10/17	$13,837	$14,182	$12,222
11/17	$14,315	$14,403	$12,612
12/17	$14,849	$14,679	$12,921
01/18	$16,472	$16,512	$14,195
02/18	$15,478	$15,454	$13,307
03/18	$15,336	$14,946	$12,945
04/18	$14,937	$14,942	$13,252
05/18	$15,628	$15,217	$13,113
06/18	$14,993	$14,422	$12,460
07/18	$14,516	$14,063	$12,297
08/18	$13,745	$13,529	$11,996
09/18	$13,488	$13,340	$11,989
10/18	$11,617	$11,810	$10,758
11/18	$12,574	$12,675	$11,435
12/18	$11,893	$11,908	$11,145
01/19	$13,302	$13,225	$12,022
02/19	$13,687	$13,681	$12,315
03/19	$14,317	$14,015	$12,494
04/19	$14,847	$14,327	$12,780
05/19	$13,163	$12,452	$11,583
06/19	$14,354	$13,452	$12,334
07/19	$14,314	$13,379	$11,980
08/19	$13,957	$12,819	$11,084
09/19	$13,821	$12,816	$11,237
10/19	$14,300	$13,333	$11,590
11/19	$14,702	$13,571	$11,363
12/19	$15,810	$14,701	$12,214
01/20	$15,161	$13,995	$11,440
02/20	$15,670	$14,131	$11,320
03/20	$14,562	$13,200	$10,281
04/20	$15,575	$14,033	$10,732
05/20	$16,262	$13,964	$10,001
06/20	$17,887	$15,218	$10,640
07/20	$19,822	$16,655	$10,714
08/20	$21,415	$17,600	$10,967
09/20	$21,326	$17,119	$10,219
10/20	$22,217	$18,025	$10,495
11/20	$22,252	$18,525	$11,471
12/20	$23,082	$19,037	$11,857
01/21	$24,917	$20,439	$12,315
02/21	$24,626	$20,227	$12,612
03/21	$23,659	$18,956	$12,323
04/21	$24,115	$19,219	$12,486
05/21	$23,902	$19,367	$12,681
06/21	$24,091	$19,386	$12,532
07/21	$19,944	$16,702	$11,278
08/21	$19,695	$16,703	$11,234
09/21	$18,854	$15,864	$10,658
10/21	$19,212	$16,365	$11,014
11/21	$17,954	$15,387	$10,166
12/21	$17,263	$14,903	$10,132
01/22	$16,828	$14,463	$10,306
02/22	$15,726	$13,899	$9,814
03/22	$13,801	$12,788	$9,483
04/22	$13,194	$12,265	$9,074
05/22	$13,314	$12,410	$9,215
06/22	$14,431	$13,224	$9,405
07/22	$12,978	$11,968	$8,669
08/22	$12,960	$11,995	$8,583
09/22	$10,948	$10,249	$7,407
10/22	$8,840	$8,526	$6,317
11/22	$11,822	$11,059	$8,044
12/22	$12,356	$11,634	$8,557
01/23	$13,864	$13,005	$9,407
02/23	$12,245	$11,656	$8,510
03/23	$12,522	$12,182	$8,774
04/23	$11,624	$11,554	$8,556
05/23	$10,453	$10,580	$7,864
06/23	$10,972	$10,999	$8,149
07/23	$12,155	$12,183	$8,692
08/23	$11,014	$11,092	$7,914
09/23	$10,525	$10,786	$7,677
10/23	$10,071	$10,327	$7,383
11/23	$10,378	$10,587	$7,367
12/23	$10,045	$10,332	$7,370
01/24	$8,969	$9,235	$6,688
02/24	$9,540	$10,010	$7,120
03/24	$9,737	$10,105	$7,135
04/24	$10,275	$10,771	$7,667
05/24	$10,623	$11,030	$7,802
06/24	$10,299	$10,821	$7,662
07/24	$9,964	$10,678	$7,496
08/24	$9,946	$10,785	$7,786
09/24	$11,865	$13,363	$9,186
10/24	$11,454	$12,573	$8,823
11/24	$10,979	$12,015	$8,427
12/24	$11,282	$12,338	$8,718
01/25	$11,551	$12,452	$8,763
02/25	$12,592	$13,916	$9,960
03/25	$12,778	$14,192	$10,032
04/25	$12,145	$13,586	$9,630
05/25	$12,478	$13,958	$10,027
06/25	$13,051	$14,477	$10,353
07/25	$13,357	$15,172	$10,654
08/25	$14,275	$15,921	$10,860
09/25	$15,740	$17,473	$11,653
10/25	$15,064	$16,807	$11,253
11/25	$14,571	$16,387	$11,213
12/25	$14,386	$16,184	$11,117
01/26	$14,963	$16,944	$11,839
02/26	$14,305	$15,967	$11,494
03/26	$13,354	$14,738	$10,674
04/26	$14,224	$15,273	$11,109
05/26	$13,548	$14,810	$10,848
06/26	$12,535	$13,761	$9,850
07/26	$12,946	$14,999	$11,144
08/26	$13,036	$14,948	$11,011
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(8.67)	(7.92)	2.69
MSCI China Index (Net)	(6.11)	(2.20)	4.10
Hang Seng Index	1.39	(0.40)	0.97

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$42,032,494
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$458,015
Portfolio turnover for the reporting period	55%

Columbia Greater China Fund | Institutional Class | ASR158-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	21.5%
Consumer Discretionary	19.2%
Communication Services	15.4%
Financials	13.6%
Industrials	11.6%
Health Care	6.4%
Materials	6.1%
Real Estate	2.8%
Energy	2.6%

Top Holdings

Table Summary
Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	12.3%
China Construction Bank Corp., Class H	7.0%
Contemporary Amperex Technology Co., Ltd., Class A	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.8%
Zijin Mining Group Co., Ltd., Class H	3.5%
Unimicron Technology Corp.	2.8%
NetEase, Inc.	2.7%
China Merchants Bank Co., Ltd., Class H	2.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Greater China Fund | Institutional Class | ASR158-08_(10/26) |

Columbia Greater China Fund

Institutional 3 Class | CGCYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$104	1.09%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period, followed to a lesser extent by selections in the industrials, energy and real estate sectors.

Allocations | Larger allocations to the industrials and information technology sectors and a smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Taiwan Semiconductor Manufacturing Company, the world's largest dedicated semiconductor foundry; Sieyuan Electric Co., a China-based manufacturer of power transmission and electrical grid equipment; Jentech Precision Industrial, a Taiwanese technology hardware company that provides precision components and thermal management solutions for semiconductors, AI servers, data centers and other electronics applications; and ASPEED Technology, Inc., a Taiwanese semiconductor devices company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, materials, financials, consumer discretionary and communication services sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller weightings in the financials, energy and materials sectors and a larger allocation to the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Futu Holdings, a Hong Kong–based digital brokerage platform; Giant Biogene, biotechnology and consumer health company focused on recombinant collagen products used in skincare, medical aesthetics and wound-care applications; and Zijin Gold International, a precious-metals mining company that provides exposure to gold prices through a diversified portfolio of mining operations, were top detractors from the Fund’s relative performance during the period.

Columbia Greater China Fund | Institutional 3 Class | ASR158-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Greater China Fund Institutional 3 Class ($13,202)	MSCI China Index (Net) ($14,948)	Hang Seng Index ($11,011)
08/16	$10,000	$10,000	$10,000
09/16	$10,398	$10,253	$10,140
10/16	$9,969	$10,054	$9,984
11/16	$9,693	$9,934	$9,919
12/16	$9,210	$9,527	$9,580
01/17	$9,832	$10,174	$10,164
02/17	$10,060	$10,534	$10,325
03/17	$10,431	$10,759	$10,474
04/17	$10,782	$11,046	$10,684
05/17	$11,360	$11,629	$11,117
06/17	$11,648	$11,896	$11,142
07/17	$12,485	$12,953	$11,811
08/17	$12,999	$13,500	$12,065
09/17	$13,253	$13,640	$11,909
10/17	$13,831	$14,182	$12,222
11/17	$14,311	$14,403	$12,612
12/17	$14,846	$14,679	$12,921
01/18	$16,470	$16,512	$14,195
02/18	$15,476	$15,454	$13,307
03/18	$15,336	$14,946	$12,945
04/18	$14,940	$14,942	$13,252
05/18	$15,633	$15,217	$13,113
06/18	$15,000	$14,422	$12,460
07/18	$14,526	$14,063	$12,297
08/18	$13,756	$13,529	$11,996
09/18	$13,500	$13,340	$11,989
10/18	$11,631	$11,810	$10,758
11/18	$12,587	$12,675	$11,435
12/18	$11,908	$11,908	$11,145
01/19	$13,319	$13,225	$12,022
02/19	$13,706	$13,681	$12,315
03/19	$14,339	$14,015	$12,494
04/19	$14,872	$14,327	$12,780
05/19	$13,185	$12,452	$11,583
06/19	$14,382	$13,452	$12,334
07/19	$14,342	$13,379	$11,980
08/19	$13,988	$12,819	$11,084
09/19	$13,849	$12,816	$11,237
10/19	$14,333	$13,333	$11,590
11/19	$14,735	$13,571	$11,363
12/19	$15,849	$14,701	$12,214
01/20	$15,199	$13,995	$11,440
02/20	$15,710	$14,131	$11,320
03/20	$14,603	$13,200	$10,281
04/20	$15,621	$14,033	$10,732
05/20	$16,309	$13,964	$10,001
06/20	$17,942	$15,218	$10,640
07/20	$19,885	$16,655	$10,714
08/20	$21,487	$17,600	$10,967
09/20	$21,397	$17,119	$10,219
10/20	$22,296	$18,025	$10,495
11/20	$22,331	$18,525	$11,471
12/20	$23,167	$19,037	$11,857
01/21	$25,010	$20,439	$12,315
02/21	$24,720	$20,227	$12,612
03/21	$23,753	$18,956	$12,323
04/21	$24,215	$19,219	$12,486
05/21	$24,001	$19,367	$12,681
06/21	$24,197	$19,386	$12,532
07/21	$20,030	$16,702	$11,278
08/21	$19,782	$16,703	$11,234
09/21	$18,942	$15,864	$10,658
10/21	$19,301	$16,365	$11,014
11/21	$18,041	$15,387	$10,166
12/21	$17,346	$14,903	$10,132
01/22	$16,911	$14,463	$10,306
02/22	$15,808	$13,899	$9,814
03/22	$13,874	$12,788	$9,483
04/22	$13,263	$12,265	$9,074
05/22	$13,387	$12,410	$9,215
06/22	$14,515	$13,224	$9,405
07/22	$13,055	$11,968	$8,669
08/22	$13,037	$11,995	$8,583
09/22	$11,012	$10,249	$7,407
10/22	$8,906	$8,526	$6,317
11/22	$11,910	$11,059	$8,044
12/22	$12,448	$11,634	$8,557
01/23	$13,968	$13,005	$9,407
02/23	$12,339	$11,656	$8,510
03/23	$12,620	$12,182	$8,774
04/23	$11,713	$11,554	$8,556
05/23	$10,535	$10,580	$7,864
06/23	$11,060	$10,999	$8,149
07/23	$12,254	$12,183	$8,692
08/23	$11,106	$11,092	$7,914
09/23	$10,613	$10,786	$7,677
10/23	$10,157	$10,327	$7,383
11/23	$10,468	$10,587	$7,367
12/23	$10,134	$10,332	$7,370
01/24	$9,050	$9,235	$6,688
02/24	$9,625	$10,010	$7,120
03/24	$9,826	$10,105	$7,135
04/24	$10,372	$10,771	$7,667
05/24	$10,722	$11,030	$7,802
06/24	$10,399	$10,821	$7,662
07/24	$10,061	$10,678	$7,496
08/24	$10,046	$10,785	$7,786
09/24	$11,983	$13,363	$9,186
10/24	$11,572	$12,573	$8,823
11/24	$11,090	$12,015	$8,427
12/24	$11,401	$12,338	$8,718
01/25	$11,673	$12,452	$8,763
02/25	$12,726	$13,916	$9,960
03/25	$12,917	$14,192	$10,032
04/25	$12,278	$13,586	$9,630
05/25	$12,614	$13,958	$10,027
06/25	$13,195	$14,477	$10,353
07/25	$13,504	$15,172	$10,654
08/25	$14,433	$15,921	$10,860
09/25	$15,921	$17,473	$11,653
10/25	$15,236	$16,807	$11,253
11/25	$14,742	$16,387	$11,213
12/25	$14,556	$16,184	$11,117
01/26	$15,139	$16,944	$11,839
02/26	$14,475	$15,967	$11,494
03/26	$13,514	$14,738	$10,674
04/26	$14,396	$15,273	$11,109
05/26	$13,713	$14,810	$10,848
06/26	$12,689	$13,761	$9,850
07/26	$13,108	$14,999	$11,144
08/26	$13,202	$14,948	$11,011
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	(8.52)	(7.77)	2.82
MSCI China Index (Net)	(6.11)	(2.20)	4.10
Hang Seng Index	1.39	(0.40)	0.97
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$42,032,494
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$458,015
Portfolio turnover for the reporting period	55%

Columbia Greater China Fund | Institutional 3 Class | ASR158-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	21.5%
Consumer Discretionary	19.2%
Communication Services	15.4%
Financials	13.6%
Industrials	11.6%
Health Care	6.4%
Materials	6.1%
Real Estate	2.8%
Energy	2.6%

Top Holdings

Table Summary
Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	12.3%
China Construction Bank Corp., Class H	7.0%
Contemporary Amperex Technology Co., Ltd., Class A	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.8%
Zijin Mining Group Co., Ltd., Class H	3.5%
Unimicron Technology Corp.	2.8%
NetEase, Inc.	2.7%
China Merchants Bank Co., Ltd., Class H	2.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Greater China Fund | Institutional 3 Class | ASR158-17_(10/26) |

Columbia International Dividend Income Fund

Class A | CSVAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$136	1.18%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Columbia International Dividend Income Fund | Class A | ASR154-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia International Dividend Income Fund Class A (including sales charges) ($23,288)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$9,425	$10,000	$10,000
09/16	$9,471	$10,123	$10,091
10/16	$9,226	$9,978	$10,146
11/16	$9,226	$9,747	$10,060
12/16	$9,409	$9,996	$10,423
01/17	$9,629	$10,350	$10,745
02/17	$9,849	$10,515	$10,874
03/17	$10,021	$10,782	$11,118
04/17	$10,124	$11,013	$11,275
05/17	$10,339	$11,370	$11,509
06/17	$10,413	$11,405	$11,572
07/17	$10,476	$11,826	$12,025
08/17	$10,413	$11,888	$12,030
09/17	$10,765	$12,108	$12,266
10/17	$10,777	$12,336	$12,431
11/17	$11,035	$12,436	$12,495
12/17	$11,275	$12,714	$12,784
01/18	$11,733	$13,423	$13,543
02/18	$11,124	$12,790	$12,872
03/18	$10,887	$12,564	$12,593
04/18	$10,963	$12,765	$12,903
05/18	$10,858	$12,470	$12,378
06/18	$10,771	$12,236	$12,109
07/18	$11,153	$12,528	$12,484
08/18	$11,059	$12,266	$12,098
09/18	$11,014	$12,322	$12,317
10/18	$10,416	$11,320	$11,471
11/18	$10,546	$11,427	$11,514
12/18	$9,790	$10,910	$10,998
01/19	$10,509	$11,734	$11,824
02/19	$10,783	$11,963	$11,968
03/19	$10,920	$12,034	$11,914
04/19	$11,282	$12,352	$12,166
05/19	$10,773	$11,689	$11,483
06/19	$11,406	$12,393	$12,100
07/19	$11,276	$12,243	$11,826
08/19	$11,042	$11,865	$11,297
09/19	$11,359	$12,170	$11,762
10/19	$11,584	$12,595	$12,153
11/19	$11,714	$12,706	$12,177
12/19	$12,152	$13,256	$12,727
01/20	$11,805	$12,900	$12,162
02/20	$10,842	$11,881	$11,124
03/20	$9,440	$10,160	$9,093
04/20	$10,184	$10,930	$9,671
05/20	$10,477	$11,288	$9,863
06/20	$10,540	$11,798	$10,254
07/20	$11,020	$12,324	$10,470
08/20	$11,334	$12,852	$10,940
09/20	$11,054	$12,536	$10,487
10/20	$10,567	$12,266	$10,216
11/20	$12,067	$13,916	$11,964
12/20	$12,836	$14,668	$12,628
01/21	$12,607	$14,700	$12,607
02/21	$13,039	$14,991	$13,153
03/21	$13,518	$15,181	$13,520
04/21	$13,892	$15,628	$13,823
05/21	$14,423	$16,117	$14,348
06/21	$14,131	$16,012	$14,105
07/21	$14,078	$15,748	$13,854
08/21	$14,256	$16,048	$14,065
09/21	$13,647	$15,534	$13,778
10/21	$14,139	$15,905	$14,005
11/21	$13,706	$15,188	$13,244
12/21	$14,568	$15,816	$13,949
01/22	$14,397	$15,233	$14,073
02/22	$13,725	$14,932	$13,903
03/22	$13,607	$14,956	$13,967
04/22	$12,833	$14,016	$13,243
05/22	$13,212	$14,117	$13,530
06/22	$12,019	$12,903	$12,304
07/22	$12,422	$13,344	$12,468
08/22	$11,687	$12,915	$12,157
09/22	$10,583	$11,624	$11,020
10/22	$11,039	$11,972	$11,466
11/22	$12,669	$13,385	$12,747
12/22	$12,369	$13,285	$12,750
01/23	$13,430	$14,363	$13,741
02/23	$12,885	$13,858	$13,364
03/23	$13,382	$14,197	$13,408
04/23	$13,784	$14,444	$13,741
05/23	$13,243	$13,919	$13,121
06/23	$13,805	$14,543	$13,804
07/23	$14,121	$15,134	$14,502
08/23	$13,577	$14,451	$13,933
09/23	$13,173	$13,994	$13,794
10/23	$12,898	$13,417	$13,194
11/23	$14,004	$14,625	$14,206
12/23	$14,608	$15,360	$14,957
01/24	$14,375	$15,207	$14,772
02/24	$14,751	$15,592	$14,944
03/24	$15,276	$16,079	$15,465
04/24	$14,845	$15,791	$15,351
05/24	$15,608	$16,249	$15,841
06/24	$15,294	$16,234	$15,661
07/24	$15,576	$16,610	$16,229
08/24	$16,009	$17,083	$16,636
09/24	$16,137	$17,543	$17,110
10/24	$15,486	$16,682	$16,302
11/24	$15,432	$16,531	$16,142
12/24	$14,934	$16,210	$15,860
01/25	$15,472	$16,863	$16,464
02/25	$15,793	$17,097	$16,912
03/25	$15,881	$17,058	$17,221
04/25	$16,219	$17,674	$17,765
05/25	$17,050	$18,484	$18,498
06/25	$17,474	$19,111	$19,016
07/25	$17,165	$19,056	$19,147
08/25	$17,856	$19,717	$19,939
09/25	$18,367	$20,427	$20,561
10/25	$18,556	$20,840	$20,893
11/25	$18,745	$20,835	$21,279
12/25	$19,572	$21,459	$22,125
01/26	$20,878	$22,743	$23,546
02/26	$22,437	$23,885	$24,963
03/26	$20,365	$21,308	$22,585
04/26	$21,863	$23,364	$24,456
05/26	$22,735	$24,541	$25,563
06/26	$23,229	$24,396	$25,330
07/26	$22,939	$24,480	$26,220
08/26	$23,288	$25,109	$26,711
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	30.43	10.31	9.47
Class A (including sales charges)Footnote Reference(a)	22.93	9.01	8.82
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32
Footnote	Description
Footnote(a)	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Columbia International Dividend Income Fund | Class A | ASR154-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Class A | ASR154-01_(10/26) |

Columbia International Dividend Income Fund

Institutional Class | CSVFX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$107	0.93%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Columbia International Dividend Income Fund | Institutional Class | ASR154-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia International Dividend Income Fund Institutional Class ($25,333)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,049	$10,123	$10,091
10/16	$9,790	$9,978	$10,146
11/16	$9,796	$9,747	$10,060
12/16	$9,990	$9,996	$10,423
01/17	$10,222	$10,350	$10,745
02/17	$10,461	$10,515	$10,874
03/17	$10,644	$10,782	$11,118
04/17	$10,752	$11,013	$11,275
05/17	$10,987	$11,370	$11,509
06/17	$11,066	$11,405	$11,572
07/17	$11,138	$11,826	$12,025
08/17	$11,072	$11,888	$12,030
09/17	$11,452	$12,108	$12,266
10/17	$11,464	$12,336	$12,431
11/17	$11,739	$12,436	$12,495
12/17	$12,000	$12,714	$12,784
01/18	$12,492	$13,423	$13,543
02/18	$11,840	$12,790	$12,872
03/18	$11,596	$12,564	$12,593
04/18	$11,676	$12,765	$12,903
05/18	$11,571	$12,470	$12,378
06/18	$11,480	$12,236	$12,109
07/18	$11,886	$12,528	$12,484
08/18	$11,792	$12,266	$12,098
09/18	$11,745	$12,322	$12,317
10/18	$11,110	$11,320	$11,471
11/18	$11,248	$11,427	$11,514
12/18	$10,445	$10,910	$10,998
01/19	$11,216	$11,734	$11,824
02/19	$11,508	$11,963	$11,968
03/19	$11,660	$12,034	$11,914
04/19	$12,052	$12,352	$12,166
05/19	$11,504	$11,689	$11,483
06/19	$12,185	$12,393	$12,100
07/19	$12,047	$12,243	$11,826
08/19	$11,804	$11,865	$11,297
09/19	$12,143	$12,170	$11,762
10/19	$12,388	$12,595	$12,153
11/19	$12,527	$12,706	$12,177
12/19	$13,002	$13,256	$12,727
01/20	$12,632	$12,900	$12,162
02/20	$11,598	$11,881	$11,124
03/20	$10,106	$10,160	$9,093
04/20	$10,907	$10,930	$9,671
05/20	$11,219	$11,288	$9,863
06/20	$11,293	$11,798	$10,254
07/20	$11,806	$12,324	$10,470
08/20	$12,141	$12,852	$10,940
09/20	$11,850	$12,536	$10,487
10/20	$11,322	$12,266	$10,216
11/20	$12,939	$13,916	$11,964
12/20	$13,768	$14,668	$12,628
01/21	$13,523	$14,700	$12,607
02/21	$13,984	$14,991	$13,153
03/21	$14,506	$15,181	$13,520
04/21	$14,913	$15,628	$13,823
05/21	$15,481	$16,117	$14,348
06/21	$15,170	$16,012	$14,105
07/21	$15,114	$15,748	$13,854
08/21	$15,311	$16,048	$14,065
09/21	$14,662	$15,534	$13,778
10/21	$15,188	$15,905	$14,005
11/21	$14,726	$15,188	$13,244
12/21	$15,666	$15,816	$13,949
01/22	$15,482	$15,233	$14,073
02/22	$14,763	$14,932	$13,903
03/22	$14,638	$14,956	$13,967
04/22	$13,808	$14,016	$13,243
05/22	$14,215	$14,117	$13,530
06/22	$12,937	$12,903	$12,304
07/22	$13,377	$13,344	$12,468
08/22	$12,589	$12,915	$12,157
09/22	$11,405	$11,624	$11,020
10/22	$11,894	$11,972	$11,466
11/22	$13,651	$13,385	$12,747
12/22	$13,330	$13,285	$12,750
01/23	$14,477	$14,363	$13,741
02/23	$13,891	$13,858	$13,364
03/23	$14,434	$14,197	$13,408
04/23	$14,873	$14,444	$13,741
05/23	$14,292	$13,919	$13,121
06/23	$14,898	$14,543	$13,804
07/23	$15,238	$15,134	$14,502
08/23	$14,652	$14,451	$13,933
09/23	$14,217	$13,994	$13,794
10/23	$13,929	$13,417	$13,194
11/23	$15,127	$14,625	$14,206
12/23	$15,786	$15,360	$14,957
01/24	$15,535	$15,207	$14,772
02/24	$15,940	$15,592	$14,944
03/24	$16,515	$16,079	$15,465
04/24	$16,059	$15,791	$15,351
05/24	$16,881	$16,249	$15,841
06/24	$16,545	$16,234	$15,661
07/24	$16,856	$16,610	$16,229
08/24	$17,324	$17,083	$16,636
09/24	$17,471	$17,543	$17,110
10/24	$16,770	$16,682	$16,302
11/24	$16,712	$16,531	$16,142
12/24	$16,177	$16,210	$15,860
01/25	$16,757	$16,863	$16,464
02/25	$17,112	$17,097	$16,912
03/25	$17,217	$17,058	$17,221
04/25	$17,583	$17,674	$17,765
05/25	$18,479	$18,484	$18,498
06/25	$18,948	$19,111	$19,016
07/25	$18,614	$19,056	$19,147
08/25	$19,369	$19,717	$19,939
09/25	$19,933	$20,427	$20,561
10/25	$20,146	$20,840	$20,893
11/25	$20,341	$20,835	$21,279
12/25	$21,248	$21,459	$22,125
01/26	$22,669	$22,743	$23,546
02/26	$24,372	$23,885	$24,963
03/26	$22,129	$21,308	$22,585
04/26	$23,758	$23,364	$24,456
05/26	$24,710	$24,541	$25,563
06/26	$25,259	$24,396	$25,330
07/26	$24,946	$24,480	$26,220
08/26	$25,333	$25,109	$26,711
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	30.79	10.59	9.74
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32
Footnote	Description
Footnote(a)	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Columbia International Dividend Income Fund | Institutional Class | ASR154-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Institutional Class | ASR154-08_(10/26) |

Columbia International Dividend Income Fund

Institutional 2 Class | CADPX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$94	0.81%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Columbia International Dividend Income Fund | Institutional 2 Class | ASR154-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia International Dividend Income Fund Institutional 2 Class ($25,686)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,054	$10,123	$10,091
10/16	$9,800	$9,978	$10,146
11/16	$9,800	$9,747	$10,060
12/16	$9,992	$9,996	$10,423
01/17	$10,232	$10,350	$10,745
02/17	$10,471	$10,515	$10,874
03/17	$10,653	$10,782	$11,118
04/17	$10,767	$11,013	$11,275
05/17	$11,003	$11,370	$11,509
06/17	$11,086	$11,405	$11,572
07/17	$11,153	$11,826	$12,025
08/17	$11,092	$11,888	$12,030
09/17	$11,471	$12,108	$12,266
10/17	$11,490	$12,336	$12,431
11/17	$11,765	$12,436	$12,495
12/17	$12,026	$12,714	$12,784
01/18	$12,521	$13,423	$13,543
02/18	$11,871	$12,790	$12,872
03/18	$11,624	$12,564	$12,593
04/18	$11,705	$12,765	$12,903
05/18	$11,599	$12,470	$12,378
06/18	$11,512	$12,236	$12,109
07/18	$11,926	$12,528	$12,484
08/18	$11,826	$12,266	$12,098
09/18	$11,782	$12,322	$12,317
10/18	$11,143	$11,320	$11,471
11/18	$11,288	$11,427	$11,514
12/18	$10,484	$10,910	$10,998
01/19	$11,260	$11,734	$11,824
02/19	$11,554	$11,963	$11,968
03/19	$11,705	$12,034	$11,914
04/19	$12,099	$12,352	$12,166
05/19	$11,554	$11,689	$11,483
06/19	$12,237	$12,393	$12,100
07/19	$12,098	$12,243	$11,826
08/19	$11,853	$11,865	$11,297
09/19	$12,191	$12,170	$11,762
10/19	$12,445	$12,595	$12,153
11/19	$12,592	$12,706	$12,177
12/19	$13,061	$13,256	$12,727
01/20	$12,696	$12,900	$12,162
02/20	$11,653	$11,881	$11,124
03/20	$10,154	$10,160	$9,093
04/20	$10,962	$10,930	$9,671
05/20	$11,277	$11,288	$9,863
06/20	$11,348	$11,798	$10,254
07/20	$11,872	$12,324	$10,470
08/20	$12,217	$12,852	$10,940
09/20	$11,920	$12,536	$10,487
10/20	$11,395	$12,266	$10,216
11/20	$13,012	$13,916	$11,964
12/20	$13,852	$14,668	$12,628
01/21	$13,605	$14,700	$12,607
02/21	$14,071	$14,991	$13,153
03/21	$14,602	$15,181	$13,520
04/21	$15,013	$15,628	$13,823
05/21	$15,586	$16,117	$14,348
06/21	$15,271	$16,012	$14,105
07/21	$15,221	$15,748	$13,854
08/21	$15,421	$16,048	$14,065
09/21	$14,769	$15,534	$13,778
10/21	$15,302	$15,905	$14,005
11/21	$14,841	$15,188	$13,244
12/21	$15,785	$15,816	$13,949
01/22	$15,607	$15,233	$14,073
02/22	$14,879	$14,932	$13,903
03/22	$14,757	$14,956	$13,967
04/22	$13,919	$14,016	$13,243
05/22	$14,338	$14,117	$13,530
06/22	$13,042	$12,903	$12,304
07/22	$13,487	$13,344	$12,468
08/22	$12,698	$12,915	$12,157
09/22	$11,504	$11,624	$11,020
10/22	$11,999	$11,972	$11,466
11/22	$13,778	$13,385	$12,747
12/22	$13,450	$13,285	$12,750
01/23	$14,612	$14,363	$13,741
02/23	$14,027	$13,858	$13,364
03/23	$14,573	$14,197	$13,408
04/23	$15,011	$14,444	$13,741
05/23	$14,430	$13,919	$13,121
06/23	$15,040	$14,543	$13,804
07/23	$15,393	$15,134	$14,502
08/23	$14,800	$14,451	$13,933
09/23	$14,363	$13,994	$13,794
10/23	$14,071	$13,417	$13,194
11/23	$15,286	$14,625	$14,206
12/23	$15,950	$15,360	$14,957
01/24	$15,704	$15,207	$14,772
02/24	$16,115	$15,592	$14,944
03/24	$16,695	$16,079	$15,465
04/24	$16,233	$15,791	$15,351
05/24	$17,066	$16,249	$15,841
06/24	$16,732	$16,234	$15,661
07/24	$17,048	$16,610	$16,229
08/24	$17,522	$17,083	$16,636
09/24	$17,669	$17,543	$17,110
10/24	$16,966	$16,682	$16,302
11/24	$16,907	$16,531	$16,142
12/24	$16,362	$16,210	$15,860
01/25	$16,960	$16,863	$16,464
02/25	$17,320	$17,097	$16,912
03/25	$17,424	$17,058	$17,221
04/25	$17,795	$17,674	$17,765
05/25	$18,715	$18,484	$18,498
06/25	$19,189	$19,111	$19,016
07/25	$18,859	$19,056	$19,147
08/25	$19,617	$19,717	$19,939
09/25	$20,189	$20,427	$20,561
10/25	$20,406	$20,840	$20,893
11/25	$20,613	$20,835	$21,279
12/25	$21,534	$21,459	$22,125
01/26	$22,979	$22,743	$23,546
02/26	$24,703	$23,885	$24,963
03/26	$22,427	$21,308	$22,585
04/26	$24,085	$23,364	$24,456
05/26	$25,054	$24,541	$25,563
06/26	$25,601	$24,396	$25,330
07/26	$25,292	$24,480	$26,220
08/26	$25,686	$25,109	$26,711
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	30.94	10.74	9.89
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32
Footnote	Description
Footnote(a)	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Columbia International Dividend Income Fund | Institutional 2 Class | ASR154-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Institutional 2 Class | ASR154-15_(10/26) |

Columbia International Dividend Income Fund

Institutional 3 Class | CLSYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$88	0.76%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Columbia International Dividend Income Fund | Institutional 3 Class | ASR154-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia International Dividend Income Fund Institutional 3 Class ($25,807)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,055	$10,123	$10,091
10/16	$9,795	$9,978	$10,146
11/16	$9,801	$9,747	$10,060
12/16	$9,995	$9,996	$10,423
01/17	$10,234	$10,350	$10,745
02/17	$10,473	$10,515	$10,874
03/17	$10,661	$10,782	$11,118
04/17	$10,770	$11,013	$11,275
05/17	$11,005	$11,370	$11,509
06/17	$11,089	$11,405	$11,572
07/17	$11,156	$11,826	$12,025
08/17	$11,095	$11,888	$12,030
09/17	$11,482	$12,108	$12,266
10/17	$11,494	$12,336	$12,431
11/17	$11,775	$12,436	$12,495
12/17	$12,031	$12,714	$12,784
01/18	$12,532	$13,423	$13,543
02/18	$11,883	$12,790	$12,872
03/18	$11,632	$12,564	$12,593
04/18	$11,719	$12,765	$12,903
05/18	$11,613	$12,470	$12,378
06/18	$11,522	$12,236	$12,109
07/18	$11,935	$12,528	$12,484
08/18	$11,841	$12,266	$12,098
09/18	$11,793	$12,322	$12,317
10/18	$11,161	$11,320	$11,471
11/18	$11,300	$11,427	$11,514
12/18	$10,498	$10,910	$10,998
01/19	$11,274	$11,734	$11,824
02/19	$11,567	$11,963	$11,968
03/19	$11,719	$12,034	$11,914
04/19	$12,113	$12,352	$12,166
05/19	$11,568	$11,689	$11,483
06/19	$12,253	$12,393	$12,100
07/19	$12,120	$12,243	$11,826
08/19	$11,875	$11,865	$11,297
09/19	$12,216	$12,170	$11,762
10/19	$12,463	$12,595	$12,153
11/19	$12,610	$12,706	$12,177
12/19	$13,087	$13,256	$12,727
01/20	$12,722	$12,900	$12,162
02/20	$11,680	$11,881	$11,124
03/20	$10,176	$10,160	$9,093
04/20	$10,983	$10,930	$9,671
05/20	$11,305	$11,288	$9,863
06/20	$11,378	$11,798	$10,254
07/20	$11,895	$12,324	$10,470
08/20	$12,240	$12,852	$10,940
09/20	$11,944	$12,536	$10,487
10/20	$11,419	$12,266	$10,216
11/20	$13,043	$13,916	$11,964
12/20	$13,879	$14,668	$12,628
01/21	$13,639	$14,700	$12,607
02/21	$14,105	$14,991	$13,153
03/21	$14,638	$15,181	$13,520
04/21	$15,049	$15,628	$13,823
05/21	$15,622	$16,117	$14,348
06/21	$15,309	$16,012	$14,105
07/21	$15,259	$15,748	$13,854
08/21	$15,459	$16,048	$14,065
09/21	$14,802	$15,534	$13,778
10/21	$15,342	$15,905	$14,005
11/21	$14,881	$15,188	$13,244
12/21	$15,826	$15,816	$13,949
01/22	$15,648	$15,233	$14,073
02/22	$14,921	$14,932	$13,903
03/22	$14,801	$14,956	$13,967
04/22	$13,954	$14,016	$13,243
05/22	$14,373	$14,117	$13,530
06/22	$13,078	$12,903	$12,304
07/22	$13,532	$13,344	$12,468
08/22	$12,734	$12,915	$12,157
09/22	$11,532	$11,624	$11,020
10/22	$12,037	$11,972	$11,466
11/22	$13,817	$13,385	$12,747
12/22	$13,491	$13,285	$12,750
01/23	$14,654	$14,363	$13,741
02/23	$14,068	$13,858	$13,364
03/23	$14,617	$14,197	$13,408
04/23	$15,063	$14,444	$13,741
05/23	$14,474	$13,919	$13,121
06/23	$15,095	$14,543	$13,804
07/23	$15,440	$15,134	$14,502
08/23	$14,854	$14,451	$13,933
09/23	$14,409	$13,994	$13,794
10/23	$14,117	$13,417	$13,194
11/23	$15,342	$14,625	$14,206
12/23	$16,009	$15,360	$14,957
01/24	$15,754	$15,207	$14,772
02/24	$16,166	$15,592	$14,944
03/24	$16,757	$16,079	$15,465
04/24	$16,294	$15,791	$15,351
05/24	$17,129	$16,249	$15,841
06/24	$16,788	$16,234	$15,661
07/24	$17,113	$16,610	$16,229
08/24	$17,596	$17,083	$16,636
09/24	$17,738	$17,543	$17,110
10/24	$17,033	$16,682	$16,302
11/24	$16,974	$16,531	$16,142
12/24	$16,429	$16,210	$15,860
01/25	$17,028	$16,863	$16,464
02/25	$17,399	$17,097	$16,912
03/25	$17,495	$17,058	$17,221
04/25	$17,876	$17,674	$17,765
05/25	$18,789	$18,484	$18,498
06/25	$19,266	$19,111	$19,016
07/25	$18,936	$19,056	$19,147
08/25	$19,704	$19,717	$19,939
09/25	$20,279	$20,427	$20,561
10/25	$20,496	$20,840	$20,893
11/25	$20,704	$20,835	$21,279
12/25	$21,630	$21,459	$22,125
01/26	$23,078	$22,743	$23,546
02/26	$24,815	$23,885	$24,963
03/26	$22,528	$21,308	$22,585
04/26	$24,199	$23,364	$24,456
05/26	$25,171	$24,541	$25,563
06/26	$25,722	$24,396	$25,330
07/26	$25,412	$24,480	$26,220
08/26	$25,807	$25,109	$26,711
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	30.97	10.79	9.94
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32
Footnote	Description
Footnote(a)	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Columbia International Dividend Income Fund | Institutional 3 Class | ASR154-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Institutional 3 Class | ASR154-17_(10/26) |

Columbia International Dividend Income Fund

Class S | CSVEX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$107	0.93%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Columbia International Dividend Income Fund | Class S | ASR154-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia International Dividend Income Fund Class S ($25,333)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,049	$10,123	$10,091
10/16	$9,790	$9,978	$10,146
11/16	$9,796	$9,747	$10,060
12/16	$9,990	$9,996	$10,423
01/17	$10,222	$10,350	$10,745
02/17	$10,461	$10,515	$10,874
03/17	$10,644	$10,782	$11,118
04/17	$10,752	$11,013	$11,275
05/17	$10,987	$11,370	$11,509
06/17	$11,066	$11,405	$11,572
07/17	$11,138	$11,826	$12,025
08/17	$11,072	$11,888	$12,030
09/17	$11,452	$12,108	$12,266
10/17	$11,464	$12,336	$12,431
11/17	$11,739	$12,436	$12,495
12/17	$12,000	$12,714	$12,784
01/18	$12,492	$13,423	$13,543
02/18	$11,840	$12,790	$12,872
03/18	$11,596	$12,564	$12,593
04/18	$11,676	$12,765	$12,903
05/18	$11,571	$12,470	$12,378
06/18	$11,480	$12,236	$12,109
07/18	$11,886	$12,528	$12,484
08/18	$11,792	$12,266	$12,098
09/18	$11,745	$12,322	$12,317
10/18	$11,110	$11,320	$11,471
11/18	$11,248	$11,427	$11,514
12/18	$10,445	$10,910	$10,998
01/19	$11,216	$11,734	$11,824
02/19	$11,508	$11,963	$11,968
03/19	$11,660	$12,034	$11,914
04/19	$12,052	$12,352	$12,166
05/19	$11,504	$11,689	$11,483
06/19	$12,185	$12,393	$12,100
07/19	$12,047	$12,243	$11,826
08/19	$11,804	$11,865	$11,297
09/19	$12,143	$12,170	$11,762
10/19	$12,388	$12,595	$12,153
11/19	$12,527	$12,706	$12,177
12/19	$13,002	$13,256	$12,727
01/20	$12,632	$12,900	$12,162
02/20	$11,598	$11,881	$11,124
03/20	$10,106	$10,160	$9,093
04/20	$10,907	$10,930	$9,671
05/20	$11,219	$11,288	$9,863
06/20	$11,293	$11,798	$10,254
07/20	$11,806	$12,324	$10,470
08/20	$12,141	$12,852	$10,940
09/20	$11,850	$12,536	$10,487
10/20	$11,322	$12,266	$10,216
11/20	$12,939	$13,916	$11,964
12/20	$13,768	$14,668	$12,628
01/21	$13,523	$14,700	$12,607
02/21	$13,984	$14,991	$13,153
03/21	$14,506	$15,181	$13,520
04/21	$14,913	$15,628	$13,823
05/21	$15,481	$16,117	$14,348
06/21	$15,170	$16,012	$14,105
07/21	$15,114	$15,748	$13,854
08/21	$15,311	$16,048	$14,065
09/21	$14,662	$15,534	$13,778
10/21	$15,188	$15,905	$14,005
11/21	$14,726	$15,188	$13,244
12/21	$15,666	$15,816	$13,949
01/22	$15,482	$15,233	$14,073
02/22	$14,763	$14,932	$13,903
03/22	$14,638	$14,956	$13,967
04/22	$13,808	$14,016	$13,243
05/22	$14,215	$14,117	$13,530
06/22	$12,937	$12,903	$12,304
07/22	$13,377	$13,344	$12,468
08/22	$12,589	$12,915	$12,157
09/22	$11,405	$11,624	$11,020
10/22	$11,894	$11,972	$11,466
11/22	$13,651	$13,385	$12,747
12/22	$13,330	$13,285	$12,750
01/23	$14,477	$14,363	$13,741
02/23	$13,891	$13,858	$13,364
03/23	$14,434	$14,197	$13,408
04/23	$14,873	$14,444	$13,741
05/23	$14,292	$13,919	$13,121
06/23	$14,898	$14,543	$13,804
07/23	$15,238	$15,134	$14,502
08/23	$14,652	$14,451	$13,933
09/23	$14,217	$13,994	$13,794
10/23	$13,929	$13,417	$13,194
11/23	$15,127	$14,625	$14,206
12/23	$15,786	$15,360	$14,957
01/24	$15,535	$15,207	$14,772
02/24	$15,940	$15,592	$14,944
03/24	$16,515	$16,079	$15,465
04/24	$16,059	$15,791	$15,351
05/24	$16,881	$16,249	$15,841
06/24	$16,545	$16,234	$15,661
07/24	$16,856	$16,610	$16,229
08/24	$17,324	$17,083	$16,636
09/24	$17,471	$17,543	$17,110
10/24	$16,770	$16,682	$16,302
11/24	$16,712	$16,531	$16,142
12/24	$16,177	$16,210	$15,860
01/25	$16,757	$16,863	$16,464
02/25	$17,121	$17,097	$16,912
03/25	$17,217	$17,058	$17,221
04/25	$17,583	$17,674	$17,765
05/25	$18,479	$18,484	$18,498
06/25	$18,948	$19,111	$19,016
07/25	$18,614	$19,056	$19,147
08/25	$19,369	$19,717	$19,939
09/25	$19,933	$20,427	$20,561
10/25	$20,146	$20,840	$20,893
11/25	$20,341	$20,835	$21,279
12/25	$21,248	$21,459	$22,125
01/26	$22,669	$22,743	$23,546
02/26	$24,372	$23,885	$24,963
03/26	$22,129	$21,308	$22,585
04/26	$23,758	$23,364	$24,456
05/26	$24,710	$24,541	$25,563
06/26	$25,259	$24,396	$25,330
07/26	$24,946	$24,480	$26,220
08/26	$25,333	$25,109	$26,711
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	30.79	10.59	9.74
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Columbia International Dividend Income Fund | Class S | ASR154-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Class S | ASR154-16_(10/26) |

Columbia Select Mid Cap Growth Fund

Class A | CBSAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$118	1.11%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Columbia Select Mid Cap Growth Fund | Class A | ASR194-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Growth Fund Class A (including sales charges) ($32,171)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$9,425	$10,000	$10,000
09/16	$9,508	$10,016	$9,995
10/16	$9,155	$9,799	$9,589
11/16	$9,478	$10,238	$10,006
12/16	$9,456	$10,437	$10,041
01/17	$9,879	$10,634	$10,375
02/17	$10,155	$11,029	$10,674
03/17	$10,143	$11,037	$10,733
04/17	$10,311	$11,154	$10,892
05/17	$10,546	$11,268	$11,152
06/17	$10,554	$11,370	$11,185
07/17	$10,714	$11,584	$11,372
08/17	$10,742	$11,606	$11,452
09/17	$11,049	$11,889	$11,776
10/17	$11,337	$12,149	$12,106
11/17	$11,573	$12,518	$12,510
12/17	$11,595	$12,643	$12,578
01/18	$12,237	$13,309	$13,289
02/18	$11,709	$12,819	$12,872
03/18	$11,723	$12,561	$12,851
04/18	$11,750	$12,609	$12,730
05/18	$12,338	$12,965	$13,206
06/18	$12,420	$13,050	$13,257
07/18	$12,588	$13,483	$13,541
08/18	$13,130	$13,956	$14,322
09/18	$13,130	$13,979	$14,261
10/18	$11,777	$12,950	$12,849
11/18	$12,137	$13,209	$13,176
12/18	$10,967	$11,980	$11,980
01/19	$12,038	$13,008	$13,357
02/19	$12,695	$13,466	$14,140
03/19	$12,994	$13,662	$14,331
04/19	$13,754	$14,208	$14,975
05/19	$13,057	$13,289	$14,114
06/19	$13,823	$14,222	$15,105
07/19	$13,978	$14,433	$15,457
08/19	$13,495	$14,139	$15,176
09/19	$13,483	$14,387	$15,003
10/19	$13,829	$14,697	$15,281
11/19	$14,525	$15,256	$16,041
12/19	$14,784	$15,696	$16,229
01/20	$14,878	$15,679	$16,381
02/20	$13,916	$14,395	$15,252
03/20	$11,947	$12,416	$12,977
04/20	$13,601	$14,060	$15,009
05/20	$15,054	$14,812	$16,517
06/20	$15,407	$15,151	$16,904
07/20	$16,759	$16,011	$18,254
08/20	$17,093	$17,171	$18,751
09/20	$17,193	$16,546	$18,489
10/20	$17,262	$16,188	$18,511
11/20	$18,992	$18,158	$20,998
12/20	$19,942	$18,975	$22,005
01/21	$19,949	$18,890	$21,931
02/21	$20,607	$19,481	$22,306
03/21	$20,444	$20,179	$21,880
04/21	$21,531	$21,219	$23,110
05/21	$21,006	$21,316	$22,757
06/21	$22,484	$21,842	$24,303
07/21	$23,009	$22,211	$24,553
08/21	$23,638	$22,845	$25,346
09/21	$22,226	$21,820	$24,118
10/21	$24,133	$23,295	$25,809
11/21	$23,623	$22,941	$24,719
12/21	$23,175	$23,844	$24,806
01/22	$19,569	$22,441	$21,605
02/22	$19,358	$21,876	$21,342
03/22	$19,478	$22,585	$21,685
04/22	$16,872	$20,558	$19,243
05/22	$16,248	$20,531	$18,498
06/22	$15,010	$18,813	$17,116
07/22	$17,312	$20,578	$19,210
08/22	$16,789	$19,810	$18,581
09/22	$15,230	$17,973	$17,004
10/22	$16,395	$19,447	$18,340
11/22	$16,845	$20,462	$19,338
12/22	$15,890	$19,264	$18,177
01/23	$17,276	$20,591	$19,764
02/23	$17,129	$20,110	$19,568
03/23	$17,661	$20,647	$19,838
04/23	$17,377	$20,867	$19,551
05/23	$17,578	$20,949	$19,563
06/23	$19,083	$22,379	$21,075
07/23	$19,597	$23,181	$21,713
08/23	$18,716	$22,734	$20,997
09/23	$17,698	$21,651	$19,974
10/23	$16,698	$21,077	$18,955
11/23	$18,670	$23,042	$21,267
12/23	$19,854	$24,265	$22,879
01/24	$20,028	$24,534	$22,756
02/24	$21,652	$25,862	$24,467
03/24	$22,129	$26,696	$25,052
04/24	$20,725	$25,521	$23,597
05/24	$20,982	$26,727	$23,849
06/24	$21,313	$27,554	$24,247
07/24	$21,505	$28,066	$24,394
08/24	$21,762	$28,677	$25,000
09/24	$22,643	$29,271	$25,833
10/24	$22,936	$29,056	$26,284
11/24	$26,368	$30,989	$29,788
12/24	$24,502	$30,041	$27,936
01/25	$26,121	$30,990	$29,719
02/25	$24,555	$30,396	$28,025
03/25	$22,017	$28,623	$25,947
04/25	$22,737	$28,431	$26,819
05/25	$25,140	$30,233	$29,390
06/25	$27,510	$31,769	$30,670
07/25	$28,158	$32,469	$31,293
08/25	$28,398	$33,220	$31,606
09/25	$29,182	$34,366	$31,522
10/25	$29,777	$35,103	$31,434
11/25	$28,419	$35,199	$30,767
12/25	$28,130	$35,192	$30,355
01/26	$28,689	$35,738	$30,091
02/26	$29,402	$35,568	$30,329
03/26	$27,215	$33,800	$28,428
04/26	$30,329	$37,248	$30,267
05/26	$32,836	$39,135	$31,706
06/26	$34,453	$39,015	$32,563
07/26	$31,731	$38,833	$30,461
08/26	$32,171	$39,898	$31,238
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.28	6.36	13.06
Class A (including sales charges)	6.77	5.11	12.39
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Columbia Select Mid Cap Growth Fund | Class A | ASR194-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Class A | ASR194-01_(10/26) |

Columbia Select Mid Cap Growth Fund

Class C | CMCCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$198	1.86%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Columbia Select Mid Cap Growth Fund | Class C | ASR194-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Growth Fund Class C (including sales charges) ($31,660)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,083	$10,016	$9,995
10/16	$9,700	$9,799	$9,589
11/16	$10,037	$10,238	$10,006
12/16	$10,009	$10,437	$10,041
01/17	$10,448	$10,634	$10,375
02/17	$10,734	$11,029	$10,674
03/17	$10,715	$11,037	$10,733
04/17	$10,883	$11,154	$10,892
05/17	$11,125	$11,268	$11,152
06/17	$11,129	$11,370	$11,185
07/17	$11,292	$11,584	$11,372
08/17	$11,312	$11,606	$11,452
09/17	$11,628	$11,889	$11,776
10/17	$11,924	$12,149	$12,106
11/17	$12,166	$12,518	$12,510
12/17	$12,180	$12,643	$12,578
01/18	$12,844	$13,309	$13,289
02/18	$12,283	$12,819	$12,872
03/18	$12,295	$12,561	$12,851
04/18	$12,312	$12,609	$12,730
05/18	$12,924	$12,965	$13,206
06/18	$12,998	$13,050	$13,257
07/18	$13,164	$13,483	$13,541
08/18	$13,719	$13,956	$14,322
09/18	$13,713	$13,979	$14,261
10/18	$12,295	$12,950	$12,849
11/18	$12,661	$13,209	$13,176
12/18	$11,430	$11,980	$11,980
01/19	$12,543	$13,008	$13,357
02/19	$13,217	$13,466	$14,140
03/19	$13,520	$13,662	$14,331
04/19	$14,300	$14,208	$14,975
05/19	$13,565	$13,289	$14,114
06/19	$14,353	$14,222	$15,105
07/19	$14,512	$14,433	$15,457
08/19	$13,997	$14,139	$15,176
09/19	$13,982	$14,387	$15,003
10/19	$14,323	$14,697	$15,281
11/19	$15,042	$15,256	$16,041
12/19	$15,298	$15,696	$16,229
01/20	$15,383	$15,679	$16,381
02/20	$14,373	$14,395	$15,252
03/20	$12,335	$12,416	$12,977
04/20	$14,033	$14,060	$15,009
05/20	$15,528	$14,812	$16,517
06/20	$15,876	$15,151	$16,904
07/20	$17,268	$16,011	$18,254
08/20	$17,591	$17,171	$18,751
09/20	$17,684	$16,546	$18,489
10/20	$17,752	$16,188	$18,511
11/20	$19,518	$18,158	$20,998
12/20	$20,482	$18,975	$22,005
01/21	$20,471	$18,890	$21,931
02/21	$21,140	$19,481	$22,306
03/21	$20,952	$20,179	$21,880
04/21	$22,049	$21,219	$23,110
05/21	$21,505	$21,316	$22,757
06/21	$23,009	$21,842	$24,303
07/21	$23,521	$22,211	$24,553
08/21	$24,148	$22,845	$25,346
09/21	$22,696	$21,820	$24,118
10/21	$24,628	$23,295	$25,809
11/21	$24,085	$22,941	$24,719
12/21	$23,626	$23,844	$24,806
01/22	$19,929	$22,441	$21,605
02/22	$19,702	$21,876	$21,342
03/22	$19,815	$22,585	$21,685
04/22	$17,153	$20,558	$19,243
05/22	$16,515	$20,531	$18,498
06/22	$15,240	$18,813	$17,116
07/22	$17,578	$20,578	$19,210
08/22	$17,025	$19,810	$18,581
09/22	$15,439	$17,973	$17,004
10/22	$16,600	$19,447	$18,340
11/22	$17,053	$20,462	$19,338
12/22	$16,076	$19,264	$18,177
01/23	$17,464	$20,591	$19,764
02/23	$17,308	$20,110	$19,568
03/23	$17,833	$20,647	$19,838
04/23	$17,535	$20,867	$19,551
05/23	$17,733	$20,949	$19,563
06/23	$19,221	$22,379	$21,075
07/23	$19,730	$23,181	$21,713
08/23	$18,838	$22,734	$20,997
09/23	$17,804	$21,651	$19,974
10/23	$16,784	$21,077	$18,955
11/23	$18,767	$23,042	$21,267
12/23	$19,929	$24,265	$22,879
01/24	$20,099	$24,534	$22,756
02/24	$21,713	$25,862	$24,467
03/24	$22,181	$26,696	$25,052
04/24	$20,750	$25,521	$23,597
05/24	$20,991	$26,727	$23,849
06/24	$21,317	$27,554	$24,247
07/24	$21,501	$28,066	$24,394
08/24	$21,742	$28,677	$25,000
09/24	$22,606	$29,271	$25,833
10/24	$22,875	$29,056	$26,284
11/24	$26,288	$30,989	$29,788
12/24	$24,419	$30,041	$27,936
01/25	$26,006	$30,990	$29,719
02/25	$24,436	$30,396	$28,025
03/25	$21,901	$28,623	$25,947
04/25	$22,591	$28,431	$26,819
05/25	$24,971	$30,233	$29,390
06/25	$27,299	$31,769	$30,670
07/25	$27,937	$32,469	$31,293
08/25	$28,161	$33,220	$31,606
09/25	$28,903	$34,366	$31,522
10/25	$29,489	$35,103	$31,434
11/25	$28,127	$35,199	$30,767
12/25	$27,828	$35,192	$30,355
01/26	$28,360	$35,738	$30,091
02/26	$29,041	$35,568	$30,329
03/26	$26,870	$33,800	$28,428
04/26	$29,914	$37,248	$30,267
05/26	$32,384	$39,135	$31,706
06/26	$33,938	$39,015	$32,563
07/26	$31,234	$38,833	$30,461
08/26	$31,660	$39,898	$31,238
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	12.42	5.57	12.22
Class C (including sales charges)	11.51	5.57	12.22
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Columbia Select Mid Cap Growth Fund | Class C | ASR194-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Class C | ASR194-04_(10/26) |

Columbia Select Mid Cap Growth Fund

Institutional Class | CLSPX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$92	0.86%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Columbia Select Mid Cap Growth Fund | Institutional Class | ASR194-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Growth Fund Institutional Class ($35,010)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,094	$10,016	$9,995
10/16	$9,717	$9,799	$9,589
11/16	$10,064	$10,238	$10,006
12/16	$10,043	$10,437	$10,041
01/17	$10,492	$10,634	$10,375
02/17	$10,788	$11,029	$10,674
03/17	$10,780	$11,037	$10,733
04/17	$10,957	$11,154	$10,892
05/17	$11,209	$11,268	$11,152
06/17	$11,221	$11,370	$11,185
07/17	$11,393	$11,584	$11,372
08/17	$11,429	$11,606	$11,452
09/17	$11,754	$11,889	$11,776
10/17	$12,067	$12,149	$12,106
11/17	$12,319	$12,518	$12,510
12/17	$12,341	$12,643	$12,578
01/18	$13,028	$13,309	$13,289
02/18	$12,469	$12,819	$12,872
03/18	$12,491	$12,561	$12,851
04/18	$12,523	$12,609	$12,730
05/18	$13,150	$12,965	$13,206
06/18	$13,241	$13,050	$13,257
07/18	$13,419	$13,483	$13,541
08/18	$14,000	$13,956	$14,322
09/18	$14,005	$13,979	$14,261
10/18	$12,569	$12,950	$12,849
11/18	$12,950	$13,209	$13,176
12/18	$11,702	$11,980	$11,980
01/19	$12,851	$13,008	$13,357
02/19	$13,559	$13,466	$14,140
03/19	$13,876	$13,662	$14,331
04/19	$14,691	$14,208	$14,975
05/19	$13,949	$13,289	$14,114
06/19	$14,770	$14,222	$15,105
07/19	$14,940	$14,433	$15,457
08/19	$14,430	$14,139	$15,176
09/19	$14,419	$14,387	$15,003
10/19	$14,793	$14,697	$15,281
11/19	$15,540	$15,256	$16,041
12/19	$15,817	$15,696	$16,229
01/20	$15,921	$15,679	$16,381
02/20	$14,889	$14,395	$15,252
03/20	$12,790	$12,416	$12,977
04/20	$14,564	$14,060	$15,009
05/20	$16,124	$14,812	$16,517
06/20	$16,504	$15,151	$16,904
07/20	$17,959	$16,011	$18,254
08/20	$18,316	$17,171	$18,751
09/20	$18,426	$16,546	$18,489
10/20	$18,512	$16,188	$18,511
11/20	$20,366	$18,158	$20,998
12/20	$21,390	$18,975	$22,005
01/21	$21,404	$18,890	$21,931
02/21	$22,116	$19,481	$22,306
03/21	$21,938	$20,179	$21,880
04/21	$23,112	$21,219	$23,110
05/21	$22,557	$21,316	$22,757
06/21	$24,152	$21,842	$24,303
07/21	$24,714	$22,211	$24,553
08/21	$25,397	$22,845	$25,346
09/21	$23,881	$21,820	$24,118
10/21	$25,938	$23,295	$25,809
11/21	$25,397	$22,941	$24,719
12/21	$24,917	$23,844	$24,806
01/22	$21,049	$22,441	$21,605
02/22	$20,824	$21,876	$21,342
03/22	$20,963	$22,585	$21,685
04/22	$18,157	$20,558	$19,243
05/22	$17,492	$20,531	$18,498
06/22	$16,162	$18,813	$17,116
07/22	$18,649	$20,578	$19,210
08/22	$18,088	$19,810	$18,581
09/22	$16,413	$17,973	$17,004
10/22	$17,665	$19,447	$18,340
11/22	$18,157	$20,462	$19,338
12/22	$17,129	$19,264	$18,177
01/23	$18,631	$20,591	$19,764
02/23	$18,467	$20,110	$19,568
03/23	$19,046	$20,647	$19,838
04/23	$18,752	$20,867	$19,551
05/23	$18,968	$20,949	$19,563
06/23	$20,591	$22,379	$21,075
07/23	$21,153	$23,181	$21,713
08/23	$20,211	$22,734	$20,997
09/23	$19,106	$21,651	$19,974
10/23	$18,044	$21,077	$18,955
11/23	$20,177	$23,042	$21,267
12/23	$21,455	$24,265	$22,879
01/24	$21,645	$24,534	$22,756
02/24	$23,406	$25,862	$24,467
03/24	$23,933	$26,696	$25,052
04/24	$22,413	$25,521	$23,597
05/24	$22,698	$26,727	$23,849
06/24	$23,052	$27,554	$24,247
07/24	$23,276	$28,066	$24,394
08/24	$23,561	$28,677	$25,000
09/24	$24,520	$29,271	$25,833
10/24	$24,830	$29,056	$26,284
11/24	$28,552	$30,989	$29,788
12/24	$26,542	$30,041	$27,936
01/25	$28,303	$30,990	$29,719
02/25	$26,610	$30,396	$28,025
03/25	$23,863	$28,623	$25,947
04/25	$24,656	$28,431	$26,819
05/25	$27,268	$30,233	$29,390
06/25	$29,841	$31,769	$30,670
07/25	$30,557	$32,469	$31,293
08/25	$30,818	$33,220	$31,606
09/25	$31,669	$34,366	$31,522
10/25	$32,327	$35,103	$31,434
11/25	$30,856	$35,199	$30,767
12/25	$30,556	$35,192	$30,355
01/26	$31,172	$35,738	$30,091
02/26	$31,940	$35,568	$30,329
03/26	$29,572	$33,800	$28,428
04/26	$32,967	$37,248	$30,267
05/26	$35,702	$39,135	$31,706
06/26	$37,465	$39,015	$32,563
07/26	$34,513	$38,833	$30,461
08/26	$35,010	$39,898	$31,238
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	13.61	6.63	13.35
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Columbia Select Mid Cap Growth Fund | Institutional Class | ASR194-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Institutional Class | ASR194-08_(10/26) |

Columbia Select Mid Cap Growth Fund

Institutional 2 Class | CMGVX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$88	0.82%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Columbia Select Mid Cap Growth Fund | Institutional 2 Class | ASR194-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Growth Fund Institutional 2 Class ($35,210)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,090	$10,016	$9,995
10/16	$9,718	$9,799	$9,589
11/16	$10,064	$10,238	$10,006
12/16	$10,042	$10,437	$10,041
01/17	$10,496	$10,634	$10,375
02/17	$10,795	$11,029	$10,674
03/17	$10,783	$11,037	$10,733
04/17	$10,962	$11,154	$10,892
05/17	$11,217	$11,268	$11,152
06/17	$11,229	$11,370	$11,185
07/17	$11,404	$11,584	$11,372
08/17	$11,440	$11,606	$11,452
09/17	$11,766	$11,889	$11,776
10/17	$12,077	$12,149	$12,106
11/17	$12,332	$12,518	$12,510
12/17	$12,355	$12,643	$12,578
01/18	$13,046	$13,309	$13,289
02/18	$12,486	$12,819	$12,872
03/18	$12,508	$12,561	$12,851
04/18	$12,540	$12,609	$12,730
05/18	$13,168	$12,965	$13,206
06/18	$13,262	$13,050	$13,257
07/18	$13,443	$13,483	$13,541
08/18	$14,026	$13,956	$14,322
09/18	$14,026	$13,979	$14,261
10/18	$12,590	$12,950	$12,849
11/18	$12,973	$13,209	$13,176
12/18	$11,726	$11,980	$11,980
01/19	$12,877	$13,008	$13,357
02/19	$13,585	$13,466	$14,140
03/19	$13,905	$13,662	$14,331
04/19	$14,725	$14,208	$14,975
05/19	$13,978	$13,289	$14,114
06/19	$14,804	$14,222	$15,105
07/19	$14,978	$14,433	$15,457
08/19	$14,461	$14,139	$15,176
09/19	$14,456	$14,387	$15,003
10/19	$14,826	$14,697	$15,281
11/19	$15,579	$15,256	$16,041
12/19	$15,859	$15,696	$16,229
01/20	$15,962	$15,679	$16,381
02/20	$14,934	$14,395	$15,252
03/20	$12,822	$12,416	$12,977
04/20	$14,605	$14,060	$15,009
05/20	$16,169	$14,812	$16,517
06/20	$16,553	$15,151	$16,904
07/20	$18,013	$16,011	$18,254
08/20	$18,372	$17,171	$18,751
09/20	$18,482	$16,546	$18,489
10/20	$18,567	$16,188	$18,511
11/20	$20,429	$18,158	$20,998
12/20	$21,459	$18,975	$22,005
01/21	$21,473	$18,890	$21,931
02/21	$22,184	$19,481	$22,306
03/21	$22,008	$20,179	$21,880
04/21	$23,185	$21,219	$23,110
05/21	$22,628	$21,316	$22,757
06/21	$24,227	$21,842	$24,303
07/21	$24,798	$22,211	$24,553
08/21	$25,488	$22,845	$25,346
09/21	$23,967	$21,820	$24,118
10/21	$26,031	$23,295	$25,809
11/21	$25,481	$22,941	$24,719
12/21	$25,005	$23,844	$24,806
01/22	$21,119	$22,441	$21,605
02/22	$20,897	$21,876	$21,342
03/22	$21,034	$22,585	$21,685
04/22	$18,230	$20,558	$19,243
05/22	$17,557	$20,531	$18,498
06/22	$16,227	$18,813	$17,116
07/22	$18,716	$20,578	$19,210
08/22	$18,162	$19,810	$18,581
09/22	$16,474	$17,973	$17,004
10/22	$17,736	$19,447	$18,340
11/22	$18,230	$20,462	$19,338
12/22	$17,199	$19,264	$18,177
01/23	$18,707	$20,591	$19,764
02/23	$18,545	$20,110	$19,568
03/23	$19,133	$20,647	$19,838
04/23	$18,826	$20,867	$19,551
05/23	$19,048	$20,949	$19,563
06/23	$20,684	$22,379	$21,075
07/23	$21,247	$23,181	$21,713
08/23	$20,301	$22,734	$20,997
09/23	$19,193	$21,651	$19,974
10/23	$18,119	$21,077	$18,955
11/23	$20,267	$23,042	$21,267
12/23	$21,554	$24,265	$22,879
01/24	$21,750	$24,534	$22,756
02/24	$23,514	$25,862	$24,467
03/24	$24,042	$26,696	$25,052
04/24	$22,525	$25,521	$23,597
05/24	$22,806	$26,727	$23,849
06/24	$23,164	$27,554	$24,247
07/24	$23,395	$28,066	$24,394
08/24	$23,676	$28,677	$25,000
09/24	$24,639	$29,271	$25,833
10/24	$24,954	$29,056	$26,284
11/24	$28,696	$30,989	$29,788
12/24	$26,681	$30,041	$27,936
01/25	$28,454	$30,990	$29,719
02/25	$26,747	$30,396	$28,025
03/25	$23,983	$28,623	$25,947
04/25	$24,784	$28,431	$26,819
05/25	$27,415	$30,233	$29,390
06/25	$29,998	$31,769	$30,670
07/25	$30,713	$32,469	$31,293
08/25	$30,989	$33,220	$31,606
09/25	$31,838	$34,366	$31,522
10/25	$32,505	$35,103	$31,434
11/25	$31,027	$35,199	$30,767
12/25	$30,722	$35,192	$30,355
01/26	$31,339	$35,738	$30,091
02/26	$32,115	$35,568	$30,329
03/26	$29,744	$33,800	$28,428
04/26	$33,157	$37,248	$30,267
05/26	$35,901	$39,135	$31,706
06/26	$37,677	$39,015	$32,563
07/26	$34,710	$38,833	$30,461
08/26	$35,210	$39,898	$31,238
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	13.62	6.68	13.41
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Columbia Select Mid Cap Growth Fund | Institutional 2 Class | ASR194-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Institutional 2 Class | ASR194-15_(10/26) |

Columbia Select Mid Cap Growth Fund

Institutional 3 Class | CMGYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$82	0.77%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Columbia Select Mid Cap Growth Fund | Institutional 3 Class | ASR194-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Growth Fund Institutional 3 Class ($35,387)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,094	$10,016	$9,995
10/16	$9,718	$9,799	$9,589
11/16	$10,068	$10,238	$10,006
12/16	$10,043	$10,437	$10,041
01/17	$10,497	$10,634	$10,375
02/17	$10,796	$11,029	$10,674
03/17	$10,788	$11,037	$10,733
04/17	$10,967	$11,154	$10,892
05/17	$11,222	$11,268	$11,152
06/17	$11,234	$11,370	$11,185
07/17	$11,409	$11,584	$11,372
08/17	$11,445	$11,606	$11,452
09/17	$11,772	$11,889	$11,776
10/17	$12,086	$12,149	$12,106
11/17	$12,337	$12,518	$12,510
12/17	$12,366	$12,643	$12,578
01/18	$13,053	$13,309	$13,289
02/18	$12,493	$12,819	$12,872
03/18	$12,515	$12,561	$12,851
04/18	$12,547	$12,609	$12,730
05/18	$13,180	$12,965	$13,206
06/18	$13,270	$13,050	$13,257
07/18	$13,455	$13,483	$13,541
08/18	$14,038	$13,956	$14,322
09/18	$14,043	$13,979	$14,261
10/18	$12,601	$12,950	$12,849
11/18	$12,985	$13,209	$13,176
12/18	$11,741	$11,980	$11,980
01/19	$12,894	$13,008	$13,357
02/19	$13,602	$13,466	$14,140
03/19	$13,922	$13,662	$14,331
04/19	$14,743	$14,208	$14,975
05/19	$13,995	$13,289	$14,114
06/19	$14,821	$14,222	$15,105
07/19	$14,996	$14,433	$15,457
08/19	$14,484	$14,139	$15,176
09/19	$14,479	$14,387	$15,003
10/19	$14,850	$14,697	$15,281
11/19	$15,603	$15,256	$16,041
12/19	$15,883	$15,696	$16,229
01/20	$15,987	$15,679	$16,381
02/20	$14,957	$14,395	$15,252
03/20	$12,844	$12,416	$12,977
04/20	$14,629	$14,060	$15,009
05/20	$16,200	$14,812	$16,517
06/20	$16,584	$15,151	$16,904
07/20	$18,045	$16,011	$18,254
08/20	$18,404	$17,171	$18,751
09/20	$18,520	$16,546	$18,489
10/20	$18,605	$16,188	$18,511
11/20	$20,475	$18,158	$20,998
12/20	$21,506	$18,975	$22,005
01/21	$21,520	$18,890	$21,931
02/21	$22,232	$19,481	$22,306
03/21	$22,063	$20,179	$21,880
04/21	$23,240	$21,219	$23,110
05/21	$22,683	$21,316	$22,757
06/21	$24,284	$21,842	$24,303
07/21	$24,855	$22,211	$24,553
08/21	$25,546	$22,845	$25,346
09/21	$24,023	$21,820	$24,118
10/21	$26,096	$23,295	$25,809
11/21	$25,546	$22,941	$24,719
12/21	$25,070	$23,844	$24,806
01/22	$21,180	$22,441	$21,605
02/22	$20,950	$21,876	$21,342
03/22	$21,095	$22,585	$21,685
04/22	$18,280	$20,558	$19,243
05/22	$17,606	$20,531	$18,498
06/22	$16,275	$18,813	$17,116
07/22	$18,774	$20,578	$19,210
08/22	$18,211	$19,810	$18,581
09/22	$16,523	$17,973	$17,004
10/22	$17,794	$19,447	$18,340
11/22	$18,280	$20,462	$19,338
12/22	$17,256	$19,264	$18,177
01/23	$18,766	$20,591	$19,764
02/23	$18,604	$20,110	$19,568
03/23	$19,192	$20,647	$19,838
04/23	$18,894	$20,867	$19,551
05/23	$19,116	$20,949	$19,563
06/23	$20,753	$22,379	$21,075
07/23	$21,316	$23,181	$21,713
08/23	$20,370	$22,734	$20,997
09/23	$19,261	$21,651	$19,974
10/23	$18,186	$21,077	$18,955
11/23	$20,344	$23,042	$21,267
12/23	$21,641	$24,265	$22,879
01/24	$21,828	$24,534	$22,756
02/24	$23,611	$25,862	$24,467
03/24	$24,140	$26,696	$25,052
04/24	$22,613	$25,521	$23,597
05/24	$22,894	$26,727	$23,849
06/24	$23,261	$27,554	$24,247
07/24	$23,483	$28,066	$24,394
08/24	$23,773	$28,677	$25,000
09/24	$24,737	$29,271	$25,833
10/24	$25,061	$29,056	$26,284
11/24	$28,823	$30,989	$29,788
12/24	$26,797	$30,041	$27,936
01/25	$28,572	$30,990	$29,719
02/25	$26,864	$30,396	$28,025
03/25	$24,088	$28,623	$25,947
04/25	$24,889	$28,431	$26,819
05/25	$27,532	$30,233	$29,390
06/25	$30,136	$31,769	$30,670
07/25	$30,861	$32,469	$31,293
08/25	$31,128	$33,220	$31,606
09/25	$31,987	$34,366	$31,522
10/25	$32,655	$35,103	$31,434
11/25	$31,166	$35,199	$30,767
12/25	$30,864	$35,192	$30,355
01/26	$31,492	$35,738	$30,091
02/26	$32,269	$35,568	$30,329
03/26	$29,885	$33,800	$28,428
04/26	$33,323	$37,248	$30,267
05/26	$36,079	$39,135	$31,706
06/26	$37,867	$39,015	$32,563
07/26	$34,887	$38,833	$30,461
08/26	$35,387	$39,898	$31,238
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	13.68	6.73	13.47
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Columbia Select Mid Cap Growth Fund | Institutional 3 Class | ASR194-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Institutional 3 Class | ASR194-17_(10/26) |

Columbia Select Mid Cap Growth Fund

Class S | CLSDX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$92	0.86%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Columbia Select Mid Cap Growth Fund | Class S | ASR194-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Growth Fund Class S ($35,006)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,094	$10,016	$9,995
10/16	$9,717	$9,799	$9,589
11/16	$10,064	$10,238	$10,006
12/16	$10,043	$10,437	$10,041
01/17	$10,492	$10,634	$10,375
02/17	$10,788	$11,029	$10,674
03/17	$10,780	$11,037	$10,733
04/17	$10,957	$11,154	$10,892
05/17	$11,209	$11,268	$11,152
06/17	$11,221	$11,370	$11,185
07/17	$11,393	$11,584	$11,372
08/17	$11,429	$11,606	$11,452
09/17	$11,754	$11,889	$11,776
10/17	$12,067	$12,149	$12,106
11/17	$12,319	$12,518	$12,510
12/17	$12,341	$12,643	$12,578
01/18	$13,028	$13,309	$13,289
02/18	$12,469	$12,819	$12,872
03/18	$12,491	$12,561	$12,851
04/18	$12,523	$12,609	$12,730
05/18	$13,150	$12,965	$13,206
06/18	$13,241	$13,050	$13,257
07/18	$13,419	$13,483	$13,541
08/18	$14,000	$13,956	$14,322
09/18	$14,005	$13,979	$14,261
10/18	$12,569	$12,950	$12,849
11/18	$12,950	$13,209	$13,176
12/18	$11,702	$11,980	$11,980
01/19	$12,851	$13,008	$13,357
02/19	$13,559	$13,466	$14,140
03/19	$13,876	$13,662	$14,331
04/19	$14,691	$14,208	$14,975
05/19	$13,949	$13,289	$14,114
06/19	$14,770	$14,222	$15,105
07/19	$14,940	$14,433	$15,457
08/19	$14,430	$14,139	$15,176
09/19	$14,419	$14,387	$15,003
10/19	$14,793	$14,697	$15,281
11/19	$15,540	$15,256	$16,041
12/19	$15,817	$15,696	$16,229
01/20	$15,921	$15,679	$16,381
02/20	$14,889	$14,395	$15,252
03/20	$12,790	$12,416	$12,977
04/20	$14,564	$14,060	$15,009
05/20	$16,124	$14,812	$16,517
06/20	$16,504	$15,151	$16,904
07/20	$17,959	$16,011	$18,254
08/20	$18,316	$17,171	$18,751
09/20	$18,426	$16,546	$18,489
10/20	$18,512	$16,188	$18,511
11/20	$20,366	$18,158	$20,998
12/20	$21,390	$18,975	$22,005
01/21	$21,404	$18,890	$21,931
02/21	$22,116	$19,481	$22,306
03/21	$21,938	$20,179	$21,880
04/21	$23,112	$21,219	$23,110
05/21	$22,557	$21,316	$22,757
06/21	$24,152	$21,842	$24,303
07/21	$24,714	$22,211	$24,553
08/21	$25,397	$22,845	$25,346
09/21	$23,881	$21,820	$24,118
10/21	$25,938	$23,295	$25,809
11/21	$25,397	$22,941	$24,719
12/21	$24,917	$23,844	$24,806
01/22	$21,049	$22,441	$21,605
02/22	$20,824	$21,876	$21,342
03/22	$20,963	$22,585	$21,685
04/22	$18,157	$20,558	$19,243
05/22	$17,492	$20,531	$18,498
06/22	$16,162	$18,813	$17,116
07/22	$18,649	$20,578	$19,210
08/22	$18,088	$19,810	$18,581
09/22	$16,413	$17,973	$17,004
10/22	$17,665	$19,447	$18,340
11/22	$18,157	$20,462	$19,338
12/22	$17,129	$19,264	$18,177
01/23	$18,631	$20,591	$19,764
02/23	$18,467	$20,110	$19,568
03/23	$19,046	$20,647	$19,838
04/23	$18,752	$20,867	$19,551
05/23	$18,968	$20,949	$19,563
06/23	$20,591	$22,379	$21,075
07/23	$21,153	$23,181	$21,713
08/23	$20,211	$22,734	$20,997
09/23	$19,106	$21,651	$19,974
10/23	$18,044	$21,077	$18,955
11/23	$20,177	$23,042	$21,267
12/23	$21,455	$24,265	$22,879
01/24	$21,645	$24,534	$22,756
02/24	$23,406	$25,862	$24,467
03/24	$23,933	$26,696	$25,052
04/24	$22,413	$25,521	$23,597
05/24	$22,698	$26,727	$23,849
06/24	$23,052	$27,554	$24,247
07/24	$23,276	$28,066	$24,394
08/24	$23,561	$28,677	$25,000
09/24	$24,520	$29,271	$25,833
10/24	$24,839	$29,056	$26,284
11/24	$28,560	$30,989	$29,788
12/24	$26,551	$30,041	$27,936
01/25	$28,311	$30,990	$29,719
02/25	$26,609	$30,396	$28,025
03/25	$23,862	$28,623	$25,947
04/25	$24,655	$28,431	$26,819
05/25	$27,267	$30,233	$29,390
06/25	$29,840	$31,769	$30,670
07/25	$30,555	$32,469	$31,293
08/25	$30,817	$33,220	$31,606
09/25	$31,668	$34,366	$31,522
10/25	$32,325	$35,103	$31,434
11/25	$30,855	$35,199	$30,767
12/25	$30,552	$35,192	$30,355
01/26	$31,168	$35,738	$30,091
02/26	$31,947	$35,568	$30,329
03/26	$29,579	$33,800	$28,428
04/26	$32,974	$37,248	$30,267
05/26	$35,709	$39,135	$31,706
06/26	$37,460	$39,015	$32,563
07/26	$34,509	$38,833	$30,461
08/26	$35,006	$39,898	$31,238
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	13.60	6.63	13.35
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Columbia Select Mid Cap Growth Fund | Class S | ASR194-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Class S | ASR194-16_(10/26) |

Columbia Small Cap Growth Fund

Class A | CGOAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$134	1.18%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Class A | ASR226-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Class A (including sales charges) ($40,807)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$9,427	$10,000	$10,000
09/16	$9,618	$10,016	$10,144
10/16	$9,133	$9,799	$9,514
11/16	$9,896	$10,238	$10,365
12/16	$9,916	$10,437	$10,506
01/17	$10,249	$10,634	$10,677
02/17	$10,486	$11,029	$10,939
03/17	$10,569	$11,037	$11,068
04/17	$10,943	$11,154	$11,272
05/17	$11,049	$11,268	$11,169
06/17	$11,292	$11,370	$11,554
07/17	$11,470	$11,584	$11,652
08/17	$11,542	$11,606	$11,639
09/17	$12,105	$11,889	$12,272
10/17	$12,467	$12,149	$12,462
11/17	$12,532	$12,518	$12,820
12/17	$12,736	$12,643	$12,835
01/18	$13,219	$13,309	$13,335
02/18	$12,925	$12,819	$12,956
03/18	$13,079	$12,561	$13,130
04/18	$12,939	$12,609	$13,143
05/18	$13,715	$12,965	$13,970
06/18	$13,883	$13,050	$14,080
07/18	$14,002	$13,483	$14,322
08/18	$15,422	$13,956	$15,213
09/18	$15,436	$13,979	$14,857
10/18	$13,456	$12,950	$12,977
11/18	$13,939	$13,209	$13,180
12/18	$12,439	$11,980	$11,640
01/19	$14,343	$13,008	$12,985
02/19	$15,253	$13,466	$13,823
03/19	$15,237	$13,662	$13,636
04/19	$15,751	$14,208	$14,051
05/19	$15,161	$13,289	$13,009
06/19	$16,602	$14,222	$14,011
07/19	$16,922	$14,433	$14,148
08/19	$16,619	$14,139	$13,537
09/19	$15,928	$14,387	$13,426
10/19	$16,164	$14,697	$13,808
11/19	$17,428	$15,256	$14,621
12/19	$17,491	$15,696	$14,956
01/20	$17,860	$15,679	$14,791
02/20	$17,150	$14,395	$13,723
03/20	$14,207	$12,416	$11,103
04/20	$17,168	$14,060	$12,756
05/20	$19,604	$14,812	$13,962
06/20	$20,960	$15,151	$14,498
07/20	$22,178	$16,011	$14,996
08/20	$23,109	$17,171	$15,876
09/20	$23,192	$16,546	$15,536
10/20	$23,414	$16,188	$15,654
11/20	$27,445	$18,158	$18,414
12/20	$29,697	$18,975	$20,135
01/21	$31,197	$18,890	$21,106
02/21	$32,489	$19,481	$21,803
03/21	$30,363	$20,179	$21,117
04/21	$31,446	$21,219	$21,578
05/21	$30,392	$21,316	$20,961
06/21	$32,102	$21,842	$21,944
07/21	$31,655	$22,211	$21,145
08/21	$32,499	$22,845	$21,529
09/21	$31,028	$21,820	$20,704
10/21	$32,132	$23,295	$21,673
11/21	$28,862	$22,941	$20,615
12/21	$28,828	$23,844	$20,706
01/22	$24,055	$22,441	$17,931
02/22	$24,099	$21,876	$18,009
03/22	$23,713	$22,585	$18,092
04/22	$20,174	$20,558	$15,872
05/22	$19,149	$20,531	$15,572
06/22	$17,418	$18,813	$14,608
07/22	$19,777	$20,578	$16,244
08/22	$19,469	$19,810	$16,091
09/22	$17,650	$17,973	$14,644
10/22	$18,697	$19,447	$16,033
11/22	$19,469	$20,462	$16,295
12/22	$18,223	$19,264	$15,249
01/23	$20,207	$20,591	$16,765
02/23	$19,777	$20,110	$16,584
03/23	$20,185	$20,647	$16,175
04/23	$20,097	$20,867	$15,987
05/23	$20,196	$20,949	$15,990
06/23	$22,004	$22,379	$17,315
07/23	$22,677	$23,181	$18,125
08/23	$22,633	$22,734	$17,181
09/23	$20,858	$21,651	$16,048
10/23	$19,546	$21,077	$14,810
11/23	$20,758	$23,042	$16,159
12/23	$22,941	$24,265	$18,094
01/24	$22,522	$24,534	$17,514
02/24	$25,036	$25,862	$18,936
03/24	$26,017	$26,696	$19,466
04/24	$24,319	$25,521	$17,967
05/24	$25,521	$26,727	$18,929
06/24	$25,201	$27,554	$18,897
07/24	$26,612	$28,066	$20,444
08/24	$26,778	$28,677	$20,218
09/24	$27,373	$29,271	$20,487
10/24	$27,494	$29,056	$20,215
11/24	$30,581	$30,989	$22,693
12/24	$28,431	$30,041	$20,836
01/25	$29,622	$30,990	$21,494
02/25	$27,373	$30,396	$20,039
03/25	$24,915	$28,623	$18,520
04/25	$24,595	$28,431	$18,401
05/25	$26,667	$30,233	$19,582
06/25	$29,016	$31,769	$20,736
07/25	$30,041	$32,469	$21,089
08/25	$32,036	$33,220	$22,336
09/25	$33,106	$34,366	$23,264
10/25	$34,682	$35,103	$24,017
11/25	$35,487	$35,199	$23,853
12/25	$34,517	$35,192	$23,547
01/26	$36,440	$35,738	$24,483
02/26	$36,347	$35,568	$24,424
03/26	$33,174	$33,800	$22,886
04/26	$38,988	$37,248	$26,248
05/26	$42,405	$39,135	$27,781
06/26	$44,930	$39,015	$28,769
07/26	$40,795	$38,833	$27,083
08/26	$40,807	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.38	4.66	15.78
Class A (including sales charges)	20.06	3.43	15.10
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Class A | ASR226-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class A | ASR226-01_(10/26) |

Columbia Small Cap Growth Fund

Class C | CGOCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$218	1.93%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Class C | ASR226-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Class C (including sales charges) ($40,133)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,197	$10,016	$10,144
10/16	$9,668	$9,799	$9,514
11/16	$10,475	$10,238	$10,365
12/16	$10,491	$10,437	$10,506
01/17	$10,833	$10,634	$10,677
02/17	$11,078	$11,029	$10,939
03/17	$11,160	$11,037	$11,068
04/17	$11,546	$11,154	$11,272
05/17	$11,650	$11,268	$11,169
06/17	$11,896	$11,370	$11,554
07/17	$12,081	$11,584	$11,652
08/17	$12,148	$11,606	$11,639
09/17	$12,728	$11,889	$12,272
10/17	$13,107	$12,149	$12,462
11/17	$13,166	$12,518	$12,820
12/17	$13,366	$12,643	$12,835
01/18	$13,869	$13,309	$13,335
02/18	$13,546	$12,819	$12,956
03/18	$13,708	$12,561	$13,130
04/18	$13,546	$12,609	$13,143
05/18	$14,354	$12,965	$13,970
06/18	$14,516	$13,050	$14,080
07/18	$14,633	$13,483	$14,322
08/18	$16,106	$13,956	$15,213
09/18	$16,115	$13,979	$14,857
10/18	$14,040	$12,950	$12,977
11/18	$14,525	$13,209	$13,180
12/18	$12,957	$11,980	$11,640
01/19	$14,933	$13,008	$12,985
02/19	$15,876	$13,466	$13,823
03/19	$15,842	$13,662	$13,636
04/19	$16,370	$14,208	$14,051
05/19	$15,752	$13,289	$13,009
06/19	$17,223	$14,222	$14,011
07/19	$17,549	$14,433	$14,148
08/19	$17,223	$14,139	$13,537
09/19	$16,493	$14,387	$13,426
10/19	$16,729	$14,697	$13,808
11/19	$18,031	$15,256	$14,621
12/19	$18,083	$15,696	$14,956
01/20	$18,458	$15,679	$14,791
02/20	$17,720	$14,395	$13,723
03/20	$14,656	$12,416	$11,103
04/20	$17,707	$14,060	$12,756
05/20	$20,208	$14,812	$13,962
06/20	$21,597	$15,151	$14,498
07/20	$22,835	$16,011	$14,996
08/20	$23,772	$17,171	$15,876
09/20	$23,848	$16,546	$15,536
10/20	$24,060	$16,188	$15,654
11/20	$28,187	$18,158	$18,414
12/20	$30,470	$18,975	$20,135
01/21	$31,991	$18,890	$21,106
02/21	$33,306	$19,481	$21,803
03/21	$31,100	$20,179	$21,117
04/21	$32,183	$21,219	$21,578
05/21	$31,087	$21,316	$20,961
06/21	$32,827	$21,842	$21,944
07/21	$32,333	$22,211	$21,145
08/21	$33,183	$22,845	$21,529
09/21	$31,662	$21,820	$20,704
10/21	$32,772	$23,295	$21,673
11/21	$29,415	$22,941	$20,615
12/21	$29,356	$23,844	$20,706
01/22	$24,484	$22,441	$17,931
02/22	$24,515	$21,876	$18,009
03/22	$24,108	$22,585	$18,092
04/22	$20,489	$20,558	$15,872
05/22	$19,440	$20,531	$15,572
06/22	$17,670	$18,813	$14,608
07/22	$20,051	$20,578	$16,244
08/22	$19,722	$19,810	$16,091
09/22	$17,873	$17,973	$14,644
10/22	$18,923	$19,447	$16,033
11/22	$19,690	$20,462	$16,295
12/22	$18,422	$19,264	$15,249
01/23	$20,411	$20,591	$16,765
02/23	$19,972	$20,110	$16,584
03/23	$20,364	$20,647	$16,175
04/23	$20,270	$20,867	$15,987
05/23	$20,348	$20,949	$15,990
06/23	$22,165	$22,379	$17,315
07/23	$22,823	$23,181	$18,125
08/23	$22,761	$22,734	$17,181
09/23	$20,975	$21,651	$16,048
10/23	$19,643	$21,077	$14,810
11/23	$20,850	$23,042	$16,159
12/23	$23,011	$24,265	$18,094
01/24	$22,573	$24,534	$17,514
02/24	$25,095	$25,862	$18,936
03/24	$26,066	$26,696	$19,466
04/24	$24,343	$25,521	$17,967
05/24	$25,518	$26,727	$18,929
06/24	$25,189	$27,554	$18,897
07/24	$26,583	$28,066	$20,444
08/24	$26,740	$28,677	$20,218
09/24	$27,319	$29,271	$20,487
10/24	$27,413	$29,056	$20,215
11/24	$30,483	$30,989	$22,693
12/24	$28,322	$30,041	$20,836
01/25	$29,481	$30,990	$21,494
02/25	$27,225	$30,396	$20,039
03/25	$24,766	$28,623	$18,520
04/25	$24,437	$28,431	$18,401
05/25	$26,473	$30,233	$19,582
06/25	$28,792	$31,769	$20,736
07/25	$29,778	$32,469	$21,089
08/25	$31,752	$33,220	$22,336
09/25	$32,786	$34,366	$23,264
10/25	$34,321	$35,103	$24,017
11/25	$35,104	$35,199	$23,853
12/25	$34,129	$35,192	$23,547
01/26	$35,992	$35,738	$24,483
02/26	$35,875	$35,568	$24,424
03/26	$32,732	$33,800	$22,886
04/26	$38,437	$37,248	$26,248
05/26	$41,796	$39,135	$27,781
06/26	$44,258	$39,015	$28,769
07/26	$40,150	$38,833	$27,083
08/26	$40,133	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.39	3.88	14.91
Class C (including sales charges)	25.39	3.88	14.91
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Class C | ASR226-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class C | ASR226-04_(10/26) |

Columbia Small Cap Growth Fund

Institutional Class | CMSCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$106	0.93%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Institutional Class | ASR226-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Institutional Class ($44,371)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,204	$10,016	$10,144
10/16	$9,691	$9,799	$9,514
11/16	$10,502	$10,238	$10,365
12/16	$10,523	$10,437	$10,506
01/17	$10,882	$10,634	$10,677
02/17	$11,140	$11,029	$10,939
03/17	$11,223	$11,037	$11,068
04/17	$11,625	$11,154	$11,272
05/17	$11,744	$11,268	$11,169
06/17	$11,996	$11,370	$11,554
07/17	$12,194	$11,584	$11,652
08/17	$12,272	$11,606	$11,639
09/17	$12,870	$11,889	$12,272
10/17	$13,266	$12,149	$12,462
11/17	$13,332	$12,518	$12,820
12/17	$13,549	$12,643	$12,835
01/18	$14,068	$13,309	$13,335
02/18	$13,760	$12,819	$12,956
03/18	$13,921	$12,561	$13,130
04/18	$13,774	$12,609	$13,143
05/18	$14,609	$12,965	$13,970
06/18	$14,791	$13,050	$14,080
07/18	$14,918	$13,483	$14,322
08/18	$16,433	$13,956	$15,213
09/18	$16,454	$13,979	$14,857
10/18	$14,349	$12,950	$12,977
11/18	$14,861	$13,209	$13,180
12/18	$13,271	$11,980	$11,640
01/19	$15,307	$13,008	$12,985
02/19	$16,279	$13,466	$13,823
03/19	$16,262	$13,662	$13,636
04/19	$16,815	$14,208	$14,051
05/19	$16,186	$13,289	$13,009
06/19	$17,728	$14,222	$14,011
07/19	$18,072	$14,433	$14,148
08/19	$17,762	$14,139	$13,537
09/19	$17,016	$14,387	$13,426
10/19	$17,276	$14,697	$13,808
11/19	$18,633	$15,256	$14,621
12/19	$18,704	$15,696	$14,956
01/20	$19,106	$15,679	$14,791
02/20	$18,348	$14,395	$13,723
03/20	$15,197	$12,416	$11,103
04/20	$18,376	$14,060	$12,756
05/20	$20,988	$14,812	$13,962
06/20	$22,440	$15,151	$14,498
07/20	$23,746	$16,011	$14,996
08/20	$24,750	$17,171	$15,876
09/20	$24,851	$16,546	$15,536
10/20	$25,088	$16,188	$15,654
11/20	$29,417	$18,158	$18,414
12/20	$31,831	$18,975	$20,135
01/21	$33,448	$18,890	$21,106
02/21	$34,839	$19,481	$21,803
03/21	$32,575	$20,179	$21,117
04/21	$33,732	$21,219	$21,578
05/21	$32,605	$21,316	$20,961
06/21	$34,457	$21,842	$21,944
07/21	$33,977	$22,211	$21,145
08/21	$34,898	$22,845	$21,529
09/21	$33,320	$21,820	$20,704
10/21	$34,516	$23,295	$21,673
11/21	$31,007	$22,941	$20,615
12/21	$30,980	$23,844	$20,706
01/22	$25,853	$22,441	$17,931
02/22	$25,907	$21,876	$18,009
03/22	$25,497	$22,585	$18,092
04/22	$21,697	$20,558	$15,872
05/22	$20,596	$20,531	$15,572
06/22	$18,739	$18,813	$14,608
07/22	$21,287	$20,578	$16,244
08/22	$20,952	$19,810	$16,091
09/22	$18,998	$17,973	$14,644
10/22	$20,142	$19,447	$16,033
11/22	$20,974	$20,462	$16,295
12/22	$19,635	$19,264	$15,249
01/23	$21,772	$20,591	$16,765
02/23	$21,308	$20,110	$16,584
03/23	$21,762	$20,647	$16,175
04/23	$21,675	$20,867	$15,987
05/23	$21,783	$20,949	$15,990
06/23	$23,737	$22,379	$17,315
07/23	$24,460	$23,181	$18,125
08/23	$24,417	$22,734	$17,181
09/23	$22,517	$21,651	$16,048
10/23	$21,103	$21,077	$14,810
11/23	$22,420	$23,042	$16,159
12/23	$24,773	$24,265	$18,094
01/24	$24,331	$24,534	$17,514
02/24	$27,051	$25,862	$18,936
03/24	$28,120	$26,696	$19,466
04/24	$26,285	$25,521	$17,967
05/24	$27,591	$26,727	$18,929
06/24	$27,245	$27,554	$18,897
07/24	$28,778	$28,066	$20,444
08/24	$28,972	$28,677	$20,218
09/24	$29,620	$29,271	$20,487
10/24	$29,760	$29,056	$20,215
11/24	$33,107	$30,989	$22,693
12/24	$30,786	$30,041	$20,836
01/25	$32,070	$30,990	$21,494
02/25	$29,652	$30,396	$20,039
03/25	$26,997	$28,623	$18,520
04/25	$26,652	$28,431	$18,401
05/25	$28,908	$30,233	$19,582
06/25	$31,455	$31,769	$20,736
07/25	$32,578	$32,469	$21,089
08/25	$34,747	$33,220	$22,336
09/25	$35,913	$34,366	$23,264
10/25	$37,629	$35,103	$24,017
11/25	$38,504	$35,199	$23,853
12/25	$37,470	$35,192	$23,547
01/26	$39,563	$35,738	$24,483
02/26	$39,461	$35,568	$24,424
03/26	$36,033	$33,800	$22,886
04/26	$42,346	$37,248	$26,248
05/26	$46,079	$39,135	$27,781
06/26	$48,839	$39,015	$28,769
07/26	$44,348	$38,833	$27,083
08/26	$44,371	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.69	4.92	16.07
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Institutional Class | ASR226-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Institutional Class | ASR226-08_(10/26) |

Columbia Small Cap Growth Fund

Institutional 2 Class | CSCRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$99	0.87%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Institutional 2 Class | ASR226-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Institutional 2 Class ($44,814)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,208	$10,016	$10,144
10/16	$9,694	$9,799	$9,514
11/16	$10,509	$10,238	$10,365
12/16	$10,528	$10,437	$10,506
01/17	$10,885	$10,634	$10,677
02/17	$11,146	$11,029	$10,939
03/17	$11,235	$11,037	$11,068
04/17	$11,633	$11,154	$11,272
05/17	$11,752	$11,268	$11,169
06/17	$12,008	$11,370	$11,554
07/17	$12,204	$11,584	$11,652
08/17	$12,287	$11,606	$11,639
09/17	$12,887	$11,889	$12,272
10/17	$13,279	$12,149	$12,462
11/17	$13,351	$12,518	$12,820
12/17	$13,573	$12,643	$12,835
01/18	$14,095	$13,309	$13,335
02/18	$13,781	$12,819	$12,956
03/18	$13,948	$12,561	$13,130
04/18	$13,802	$12,609	$13,143
05/18	$14,637	$12,965	$13,970
06/18	$14,818	$13,050	$14,080
07/18	$14,950	$13,483	$14,322
08/18	$16,474	$13,956	$15,213
09/18	$16,495	$13,979	$14,857
10/18	$14,387	$12,950	$12,977
11/18	$14,902	$13,209	$13,180
12/18	$13,304	$11,980	$11,640
01/19	$15,345	$13,008	$12,985
02/19	$16,333	$13,466	$13,823
03/19	$16,316	$13,662	$13,636
04/19	$16,873	$14,208	$14,051
05/19	$16,250	$13,289	$13,009
06/19	$17,794	$14,222	$14,011
07/19	$18,142	$14,433	$14,148
08/19	$17,819	$14,139	$13,537
09/19	$17,080	$14,387	$13,426
10/19	$17,337	$14,697	$13,808
11/19	$18,707	$15,256	$14,621
12/19	$18,772	$15,696	$14,956
01/20	$19,179	$15,679	$14,791
02/20	$18,419	$14,395	$13,723
03/20	$15,255	$12,416	$11,103
04/20	$18,456	$14,060	$12,756
05/20	$21,069	$14,812	$13,962
06/20	$22,534	$15,151	$14,498
07/20	$23,854	$16,011	$14,996
08/20	$24,858	$17,171	$15,876
09/20	$24,957	$16,546	$15,536
10/20	$25,201	$16,188	$15,654
11/20	$29,551	$18,158	$18,414
12/20	$31,983	$18,975	$20,135
01/21	$33,602	$18,890	$21,106
02/21	$35,008	$19,481	$21,803
03/21	$32,729	$20,179	$21,117
04/21	$33,893	$21,219	$21,578
05/21	$32,768	$21,316	$20,961
06/21	$34,630	$21,842	$21,944
07/21	$34,145	$22,211	$21,145
08/21	$35,076	$22,845	$21,529
09/21	$33,496	$21,820	$20,704
10/21	$34,688	$23,295	$21,673
11/21	$31,168	$22,941	$20,615
12/21	$31,148	$23,844	$20,706
01/22	$25,994	$22,441	$17,931
02/22	$26,048	$21,876	$18,009
03/22	$25,642	$22,585	$18,092
04/22	$21,811	$20,558	$15,872
05/22	$20,712	$20,531	$15,572
06/22	$18,855	$18,813	$14,608
07/22	$21,406	$20,578	$16,244
08/22	$21,086	$19,810	$16,091
09/22	$19,122	$17,973	$14,644
10/22	$20,264	$19,447	$16,033
11/22	$21,107	$20,462	$16,295
12/22	$19,762	$19,264	$15,249
01/23	$21,929	$20,591	$16,765
02/23	$21,459	$20,110	$16,584
03/23	$21,907	$20,647	$16,175
04/23	$21,822	$20,867	$15,987
05/23	$21,939	$20,949	$15,990
06/23	$23,913	$22,379	$17,315
07/23	$24,639	$23,181	$18,125
08/23	$24,596	$22,734	$17,181
09/23	$22,686	$21,651	$16,048
10/23	$21,267	$21,077	$14,810
11/23	$22,590	$23,042	$16,159
12/23	$24,959	$24,265	$18,094
01/24	$24,522	$24,534	$17,514
02/24	$27,275	$25,862	$18,936
03/24	$28,342	$26,696	$19,466
04/24	$26,506	$25,521	$17,967
05/24	$27,819	$26,727	$18,929
06/24	$27,478	$27,554	$18,897
07/24	$29,025	$28,066	$20,444
08/24	$29,217	$28,677	$20,218
09/24	$29,868	$29,271	$20,487
10/24	$30,017	$29,056	$20,215
11/24	$33,400	$30,989	$22,693
12/24	$31,052	$30,041	$20,836
01/25	$32,354	$30,990	$21,494
02/25	$29,921	$30,396	$20,039
03/25	$27,232	$28,623	$18,520
04/25	$26,901	$28,431	$18,401
05/25	$29,174	$30,233	$19,582
06/25	$31,746	$31,769	$20,736
07/25	$32,877	$32,469	$21,089
08/25	$35,075	$33,220	$22,336
09/25	$36,249	$34,366	$23,264
10/25	$37,988	$35,103	$24,017
11/25	$38,874	$35,199	$23,853
12/25	$37,837	$35,192	$23,547
01/26	$39,950	$35,738	$24,483
02/26	$39,850	$35,568	$24,424
03/26	$36,395	$33,800	$22,886
04/26	$42,768	$37,248	$26,248
05/26	$46,547	$39,135	$27,781
06/26	$49,320	$39,015	$28,769
07/26	$44,803	$38,833	$27,083
08/26	$44,814	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.77	5.02	16.18
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Institutional 2 Class | ASR226-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Institutional 2 Class | ASR226-15_(10/26) |

Columbia Small Cap Growth Fund

Institutional 3 Class | CSGYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$93	0.82%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Institutional 3 Class | ASR226-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Institutional 3 Class ($45,052)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,206	$10,016	$10,144
10/16	$9,696	$9,799	$9,514
11/16	$10,510	$10,238	$10,365
12/16	$10,534	$10,437	$10,506
01/17	$10,887	$10,634	$10,677
02/17	$11,147	$11,029	$10,939
03/17	$11,241	$11,037	$11,068
04/17	$11,642	$11,154	$11,272
05/17	$11,759	$11,268	$11,169
06/17	$12,019	$11,370	$11,554
07/17	$12,213	$11,584	$11,652
08/17	$12,296	$11,606	$11,639
09/17	$12,897	$11,889	$12,272
10/17	$13,291	$12,149	$12,462
11/17	$13,362	$12,518	$12,820
12/17	$13,582	$12,643	$12,835
01/18	$14,106	$13,309	$13,335
02/18	$13,796	$12,819	$12,956
03/18	$13,962	$12,561	$13,130
04/18	$13,817	$12,609	$13,143
05/18	$14,658	$12,965	$13,970
06/18	$14,837	$13,050	$14,080
07/18	$14,968	$13,483	$14,322
08/18	$16,491	$13,956	$15,213
09/18	$16,518	$13,979	$14,857
10/18	$14,403	$12,950	$12,977
11/18	$14,919	$13,209	$13,180
12/18	$13,322	$11,980	$11,640
01/19	$15,374	$13,008	$12,985
02/19	$16,351	$13,466	$13,823
03/19	$16,335	$13,662	$13,636
04/19	$16,893	$14,208	$14,051
05/19	$16,269	$13,289	$13,009
06/19	$17,812	$14,222	$14,011
07/19	$18,165	$14,433	$14,148
08/19	$17,853	$14,139	$13,537
09/19	$17,106	$14,387	$13,426
10/19	$17,369	$14,697	$13,808
11/19	$18,740	$15,256	$14,621
12/19	$18,808	$15,696	$14,956
01/20	$19,210	$15,679	$14,791
02/20	$18,460	$14,395	$13,723
03/20	$15,286	$12,416	$11,103
04/20	$18,486	$14,060	$12,756
05/20	$21,114	$14,812	$13,962
06/20	$22,581	$15,151	$14,498
07/20	$23,904	$16,011	$14,996
08/20	$24,914	$17,171	$15,876
09/20	$25,012	$16,546	$15,536
10/20	$25,262	$16,188	$15,654
11/20	$29,625	$18,158	$18,414
12/20	$32,051	$18,975	$20,135
01/21	$33,679	$18,890	$21,106
02/21	$35,088	$19,481	$21,803
03/21	$32,808	$20,179	$21,117
04/21	$33,977	$21,219	$21,578
05/21	$32,855	$21,316	$20,961
06/21	$34,714	$21,842	$21,944
07/21	$34,235	$22,211	$21,145
08/21	$35,174	$22,845	$21,529
09/21	$33,584	$21,820	$20,704
10/21	$34,791	$23,295	$21,673
11/21	$31,255	$22,941	$20,615
12/21	$31,237	$23,844	$20,706
01/22	$26,077	$22,441	$17,931
02/22	$26,129	$21,876	$18,009
03/22	$25,719	$22,585	$18,092
04/22	$21,885	$20,558	$15,872
05/22	$20,779	$20,531	$15,572
06/22	$18,915	$18,813	$14,608
07/22	$21,474	$20,578	$16,244
08/22	$21,148	$19,810	$16,091
09/22	$19,189	$17,973	$14,644
10/22	$20,337	$19,447	$16,033
11/22	$21,180	$20,462	$16,295
12/22	$19,831	$19,264	$15,249
01/23	$22,001	$20,591	$16,765
02/23	$21,527	$20,110	$16,584
03/23	$21,990	$20,647	$16,175
04/23	$21,906	$20,867	$15,987
05/23	$22,012	$20,949	$15,990
06/23	$24,002	$22,379	$17,315
07/23	$24,729	$23,181	$18,125
08/23	$24,697	$22,734	$17,181
09/23	$22,770	$21,651	$16,048
10/23	$21,348	$21,077	$14,810
11/23	$22,675	$23,042	$16,159
12/23	$25,066	$24,265	$18,094
01/24	$24,613	$24,534	$17,514
02/24	$27,383	$25,862	$18,936
03/24	$28,457	$26,696	$19,466
04/24	$26,614	$25,521	$17,967
05/24	$27,930	$26,727	$18,929
06/24	$27,593	$27,554	$18,897
07/24	$29,142	$28,066	$20,444
08/24	$29,331	$28,677	$20,218
09/24	$29,995	$29,271	$20,487
10/24	$30,142	$29,056	$20,215
11/24	$33,544	$30,989	$22,693
12/24	$31,195	$30,041	$20,836
01/25	$32,501	$30,990	$21,494
02/25	$30,058	$30,396	$20,039
03/25	$27,362	$28,623	$18,520
04/25	$27,014	$28,431	$18,401
05/25	$29,310	$30,233	$19,582
06/25	$31,890	$31,769	$20,736
07/25	$33,028	$32,469	$21,089
08/25	$35,240	$33,220	$22,336
09/25	$36,419	$34,366	$23,264
10/25	$38,167	$35,103	$24,017
11/25	$39,063	$35,199	$23,853
12/25	$38,014	$35,192	$23,547
01/26	$40,143	$35,738	$24,483
02/26	$40,044	$35,568	$24,424
03/26	$36,569	$33,800	$22,886
04/26	$42,989	$37,248	$26,248
05/26	$46,773	$39,135	$27,781
06/26	$49,575	$39,015	$28,769
07/26	$45,030	$38,833	$27,083
08/26	$45,052	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.84	5.07	16.24
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Institutional 3 Class | ASR226-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Institutional 3 Class | ASR226-17_(10/26) |

Columbia Small Cap Growth Fund

Class R | CCRIX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$163	1.44%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Class R | ASR226-12_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Class R ($42,204)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,200	$10,016	$10,144
10/16	$9,682	$9,799	$9,514
11/16	$10,488	$10,238	$10,365
12/16	$10,509	$10,437	$10,506
01/17	$10,854	$10,634	$10,677
02/17	$11,110	$11,029	$10,939
03/17	$11,193	$11,037	$11,068
04/17	$11,583	$11,154	$11,272
05/17	$11,698	$11,268	$11,169
06/17	$11,947	$11,370	$11,554
07/17	$12,133	$11,584	$11,652
08/17	$12,210	$11,606	$11,639
09/17	$12,804	$11,889	$12,272
10/17	$13,188	$12,149	$12,462
11/17	$13,252	$12,518	$12,820
12/17	$13,457	$12,643	$12,835
01/18	$13,970	$13,309	$13,335
02/18	$13,653	$12,819	$12,956
03/18	$13,811	$12,561	$13,130
04/18	$13,660	$12,609	$13,143
05/18	$14,482	$12,965	$13,970
06/18	$14,656	$13,050	$14,080
07/18	$14,777	$13,483	$14,322
08/18	$16,270	$13,956	$15,213
09/18	$16,285	$13,979	$14,857
10/18	$14,196	$12,950	$12,977
11/18	$14,694	$13,209	$13,180
12/18	$13,117	$11,980	$11,640
01/19	$15,120	$13,008	$12,985
02/19	$16,075	$13,466	$13,823
03/19	$16,057	$13,662	$13,636
04/19	$16,594	$14,208	$14,051
05/19	$15,966	$13,289	$13,009
06/19	$17,477	$14,222	$14,011
07/19	$17,814	$14,433	$14,148
08/19	$17,495	$14,139	$13,537
09/19	$16,758	$14,387	$13,426
10/19	$17,004	$14,697	$13,808
11/19	$18,333	$15,256	$14,621
12/19	$18,392	$15,696	$14,956
01/20	$18,781	$15,679	$14,791
02/20	$18,034	$14,395	$13,723
03/20	$14,925	$12,416	$11,103
04/20	$18,044	$14,060	$12,756
05/20	$20,594	$14,812	$13,962
06/20	$22,019	$15,151	$14,498
07/20	$23,284	$16,011	$14,996
08/20	$24,261	$17,171	$15,876
09/20	$24,341	$16,546	$15,536
10/20	$24,570	$16,188	$15,654
11/20	$28,804	$18,158	$18,414
12/20	$31,154	$18,975	$20,135
01/21	$32,721	$18,890	$21,106
02/21	$34,063	$19,481	$21,803
03/21	$31,830	$20,179	$21,117
04/21	$32,957	$21,219	$21,578
05/21	$31,841	$21,316	$20,961
06/21	$33,634	$21,842	$21,944
07/21	$33,151	$22,211	$21,145
08/21	$34,031	$22,845	$21,529
09/21	$32,485	$21,820	$20,704
10/21	$33,634	$23,295	$21,673
11/21	$30,198	$22,941	$20,615
12/21	$30,165	$23,844	$20,706
01/22	$25,170	$22,441	$17,931
02/22	$25,205	$21,876	$18,009
03/22	$24,800	$22,585	$18,092
04/22	$21,092	$20,558	$15,872
05/22	$20,007	$20,531	$15,572
06/22	$18,207	$18,813	$14,608
07/22	$20,663	$20,578	$16,244
08/22	$20,329	$19,810	$16,091
09/22	$18,433	$17,973	$14,644
10/22	$19,530	$19,447	$16,033
11/22	$20,329	$20,462	$16,295
12/22	$19,017	$19,264	$15,249
01/23	$21,092	$20,591	$16,765
02/23	$20,627	$20,110	$16,584
03/23	$21,056	$20,647	$16,175
04/23	$20,961	$20,867	$15,987
05/23	$21,056	$20,949	$15,990
06/23	$22,940	$22,379	$17,315
07/23	$23,632	$23,181	$18,125
08/23	$23,584	$22,734	$17,181
09/23	$21,736	$21,651	$16,048
10/23	$20,365	$21,077	$14,810
11/23	$21,617	$23,042	$16,159
12/23	$23,882	$24,265	$18,094
01/24	$23,441	$24,534	$17,514
02/24	$26,064	$25,862	$18,936
03/24	$27,077	$26,696	$19,466
04/24	$25,301	$25,521	$17,967
05/24	$26,541	$26,727	$18,929
06/24	$26,207	$27,554	$18,897
07/24	$27,662	$28,066	$20,444
08/24	$27,829	$28,677	$20,218
09/24	$28,449	$29,271	$20,487
10/24	$28,568	$29,056	$20,215
11/24	$31,775	$30,989	$22,693
12/24	$29,534	$30,041	$20,836
01/25	$30,750	$30,990	$21,494
02/25	$28,425	$30,396	$20,039
03/25	$25,861	$28,623	$18,520
04/25	$25,527	$28,431	$18,401
05/25	$27,674	$30,233	$19,582
06/25	$30,094	$31,769	$20,736
07/25	$31,155	$32,469	$21,089
08/25	$33,218	$33,220	$22,336
09/25	$34,315	$34,366	$23,264
10/25	$35,948	$35,103	$24,017
11/25	$36,771	$35,199	$23,853
12/25	$35,769	$35,192	$23,547
01/26	$37,747	$35,738	$24,483
02/26	$37,634	$35,568	$24,424
03/26	$34,354	$33,800	$22,886
04/26	$40,351	$37,248	$26,248
05/26	$43,894	$39,135	$27,781
06/26	$46,498	$39,015	$28,769
07/26	$42,204	$38,833	$27,083
08/26	$42,204	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	27.05	4.40	15.49
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Class R | ASR226-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class R | ASR226-12_(10/26) |

Columbia Small Cap Growth Fund

Class S | CMSHX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$106	0.93%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Columbia Small Cap Growth Fund | Class S | ASR226-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Growth Fund Class S ($44,371)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,204	$10,016	$10,144
10/16	$9,691	$9,799	$9,514
11/16	$10,502	$10,238	$10,365
12/16	$10,523	$10,437	$10,506
01/17	$10,882	$10,634	$10,677
02/17	$11,140	$11,029	$10,939
03/17	$11,223	$11,037	$11,068
04/17	$11,625	$11,154	$11,272
05/17	$11,744	$11,268	$11,169
06/17	$11,996	$11,370	$11,554
07/17	$12,194	$11,584	$11,652
08/17	$12,272	$11,606	$11,639
09/17	$12,870	$11,889	$12,272
10/17	$13,266	$12,149	$12,462
11/17	$13,332	$12,518	$12,820
12/17	$13,549	$12,643	$12,835
01/18	$14,068	$13,309	$13,335
02/18	$13,760	$12,819	$12,956
03/18	$13,921	$12,561	$13,130
04/18	$13,774	$12,609	$13,143
05/18	$14,609	$12,965	$13,970
06/18	$14,791	$13,050	$14,080
07/18	$14,918	$13,483	$14,322
08/18	$16,433	$13,956	$15,213
09/18	$16,454	$13,979	$14,857
10/18	$14,349	$12,950	$12,977
11/18	$14,861	$13,209	$13,180
12/18	$13,271	$11,980	$11,640
01/19	$15,307	$13,008	$12,985
02/19	$16,279	$13,466	$13,823
03/19	$16,262	$13,662	$13,636
04/19	$16,815	$14,208	$14,051
05/19	$16,186	$13,289	$13,009
06/19	$17,728	$14,222	$14,011
07/19	$18,072	$14,433	$14,148
08/19	$17,762	$14,139	$13,537
09/19	$17,016	$14,387	$13,426
10/19	$17,276	$14,697	$13,808
11/19	$18,633	$15,256	$14,621
12/19	$18,704	$15,696	$14,956
01/20	$19,106	$15,679	$14,791
02/20	$18,348	$14,395	$13,723
03/20	$15,197	$12,416	$11,103
04/20	$18,376	$14,060	$12,756
05/20	$20,988	$14,812	$13,962
06/20	$22,440	$15,151	$14,498
07/20	$23,746	$16,011	$14,996
08/20	$24,750	$17,171	$15,876
09/20	$24,851	$16,546	$15,536
10/20	$25,088	$16,188	$15,654
11/20	$29,417	$18,158	$18,414
12/20	$31,831	$18,975	$20,135
01/21	$33,448	$18,890	$21,106
02/21	$34,839	$19,481	$21,803
03/21	$32,575	$20,179	$21,117
04/21	$33,732	$21,219	$21,578
05/21	$32,605	$21,316	$20,961
06/21	$34,457	$21,842	$21,944
07/21	$33,977	$22,211	$21,145
08/21	$34,898	$22,845	$21,529
09/21	$33,320	$21,820	$20,704
10/21	$34,516	$23,295	$21,673
11/21	$31,007	$22,941	$20,615
12/21	$30,980	$23,844	$20,706
01/22	$25,853	$22,441	$17,931
02/22	$25,907	$21,876	$18,009
03/22	$25,497	$22,585	$18,092
04/22	$21,697	$20,558	$15,872
05/22	$20,596	$20,531	$15,572
06/22	$18,739	$18,813	$14,608
07/22	$21,287	$20,578	$16,244
08/22	$20,952	$19,810	$16,091
09/22	$18,998	$17,973	$14,644
10/22	$20,142	$19,447	$16,033
11/22	$20,974	$20,462	$16,295
12/22	$19,635	$19,264	$15,249
01/23	$21,772	$20,591	$16,765
02/23	$21,308	$20,110	$16,584
03/23	$21,762	$20,647	$16,175
04/23	$21,675	$20,867	$15,987
05/23	$21,783	$20,949	$15,990
06/23	$23,737	$22,379	$17,315
07/23	$24,460	$23,181	$18,125
08/23	$24,417	$22,734	$17,181
09/23	$22,517	$21,651	$16,048
10/23	$21,103	$21,077	$14,810
11/23	$22,420	$23,042	$16,159
12/23	$24,773	$24,265	$18,094
01/24	$24,331	$24,534	$17,514
02/24	$27,051	$25,862	$18,936
03/24	$28,120	$26,696	$19,466
04/24	$26,285	$25,521	$17,967
05/24	$27,591	$26,727	$18,929
06/24	$27,245	$27,554	$18,897
07/24	$28,778	$28,066	$20,444
08/24	$28,972	$28,677	$20,218
09/24	$29,620	$29,271	$20,487
10/24	$29,760	$29,056	$20,215
11/24	$33,117	$30,989	$22,693
12/24	$30,786	$30,041	$20,836
01/25	$32,081	$30,990	$21,494
02/25	$29,652	$30,396	$20,039
03/25	$26,997	$28,623	$18,520
04/25	$26,652	$28,431	$18,401
05/25	$28,908	$30,233	$19,582
06/25	$31,455	$31,769	$20,736
07/25	$32,578	$32,469	$21,089
08/25	$34,747	$33,220	$22,336
09/25	$35,913	$34,366	$23,264
10/25	$37,629	$35,103	$24,017
11/25	$38,504	$35,199	$23,853
12/25	$37,470	$35,192	$23,547
01/26	$39,563	$35,738	$24,483
02/26	$39,461	$35,568	$24,424
03/26	$36,033	$33,800	$22,886
04/26	$42,357	$37,248	$26,248
05/26	$46,079	$39,135	$27,781
06/26	$48,839	$39,015	$28,769
07/26	$44,348	$38,833	$27,083
08/26	$44,371	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	27.69	4.92	16.07
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Columbia Small Cap Growth Fund | Class S | ASR226-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class S | ASR226-16_(10/26) |

Columbia Strategic Income Fund

Class A | COSIX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$94	0.93%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Class A | ASR232-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Class A (including sales charges) ($13,188)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$9,522	$10,000	$10,000	$10,000	$10,000
09/16	$9,545	$9,994	$10,104	$10,065	$10,034
10/16	$9,545	$9,918	$9,642	$10,095	$9,887
11/16	$9,434	$9,683	$9,097	$10,055	$9,475
12/16	$9,508	$9,697	$9,009	$10,252	$9,611
01/17	$9,595	$9,716	$9,137	$10,389	$9,749
02/17	$9,664	$9,781	$9,168	$10,552	$9,952
03/17	$9,685	$9,776	$9,191	$10,529	$9,986
04/17	$9,773	$9,851	$9,340	$10,648	$10,149
05/17	$9,826	$9,927	$9,553	$10,745	$10,233
06/17	$9,878	$9,917	$9,541	$10,756	$10,207
07/17	$9,980	$9,960	$9,803	$10,880	$10,274
08/17	$9,967	$10,049	$9,924	$10,878	$10,452
09/17	$10,026	$10,001	$9,786	$10,976	$10,450
10/17	$10,068	$10,007	$9,713	$11,018	$10,469
11/17	$10,062	$9,994	$9,931	$10,987	$10,441
12/17	$10,070	$10,040	$9,940	$11,019	$10,507
01/18	$10,130	$9,925	$10,258	$11,089	$10,487
02/18	$10,056	$9,830	$10,192	$10,984	$10,281
03/18	$10,033	$9,894	$10,379	$10,915	$10,320
04/18	$10,026	$9,820	$10,126	$10,988	$10,169
05/18	$10,019	$9,890	$9,893	$10,986	$10,059
06/18	$9,996	$9,878	$9,848	$11,025	$9,957
07/18	$10,074	$9,880	$9,809	$11,149	$10,163
08/18	$10,069	$9,944	$9,737	$11,229	$9,967
09/18	$10,098	$9,880	$9,633	$11,294	$10,144
10/18	$9,957	$9,802	$9,493	$11,109	$9,917
11/18	$9,940	$9,860	$9,517	$11,010	$9,878
12/18	$9,973	$10,041	$9,759	$10,769	$10,023
01/19	$10,268	$10,148	$9,950	$11,264	$10,465
02/19	$10,353	$10,142	$9,820	$11,454	$10,531
03/19	$10,475	$10,337	$9,907	$11,566	$10,684
04/19	$10,543	$10,339	$9,844	$11,728	$10,696
05/19	$10,559	$10,523	$9,976	$11,579	$10,758
06/19	$10,699	$10,655	$10,296	$11,863	$11,085
07/19	$10,769	$10,679	$10,224	$11,924	$11,213
08/19	$10,749	$10,955	$10,451	$11,972	$11,274
09/19	$10,783	$10,897	$10,285	$12,009	$11,233
10/19	$10,853	$10,930	$10,371	$12,038	$11,275
11/19	$10,867	$10,924	$10,193	$12,070	$11,257
12/19	$10,988	$10,917	$10,278	$12,320	$11,468
01/20	$11,019	$11,127	$10,390	$12,321	$11,667
02/20	$10,959	$11,327	$10,384	$12,131	$11,573
03/20	$9,881	$11,260	$10,084	$10,709	$10,120
04/20	$10,223	$11,460	$10,237	$11,116	$10,342
05/20	$10,603	$11,514	$10,286	$11,621	$10,935
06/20	$10,874	$11,586	$10,385	$11,729	$11,254
07/20	$11,238	$11,759	$10,916	$12,286	$11,670
08/20	$11,269	$11,665	$10,907	$12,409	$11,704
09/20	$11,221	$11,658	$10,861	$12,281	$11,511
10/20	$11,275	$11,606	$10,889	$12,337	$11,497
11/20	$11,599	$11,720	$11,135	$12,826	$11,928
12/20	$11,770	$11,736	$11,385	$13,072	$12,142
01/21	$11,828	$11,652	$11,225	$13,114	$11,995
02/21	$11,881	$11,484	$10,938	$13,157	$11,687
03/21	$11,845	$11,340	$10,654	$13,179	$11,566
04/21	$11,912	$11,430	$10,799	$13,323	$11,787
05/21	$11,952	$11,467	$10,932	$13,359	$11,915
06/21	$12,010	$11,548	$10,702	$13,540	$12,021
07/21	$12,026	$11,677	$10,900	$13,590	$12,086
08/21	$12,040	$11,655	$10,809	$13,665	$12,196
09/21	$11,990	$11,554	$10,491	$13,668	$11,957
10/21	$11,959	$11,551	$10,418	$13,644	$11,964
11/21	$11,875	$11,585	$10,353	$13,502	$11,791
12/21	$11,955	$11,555	$10,284	$13,761	$11,959
01/22	$11,777	$11,306	$10,048	$13,384	$11,613
02/22	$11,603	$11,180	$9,920	$13,262	$10,974
03/22	$11,445	$10,869	$9,551	$13,141	$10,851
04/22	$11,056	$10,457	$8,806	$12,663	$10,257
05/22	$11,012	$10,524	$8,789	$12,700	$10,276
06/22	$10,693	$10,359	$8,357	$11,837	$9,707
07/22	$11,049	$10,612	$8,534	$12,551	$10,017
08/22	$10,879	$10,313	$8,040	$12,247	$9,900
09/22	$10,361	$9,867	$7,525	$11,757	$9,299
10/22	$10,225	$9,739	$7,538	$12,095	$9,306
11/22	$10,631	$10,097	$7,994	$12,327	$9,953
12/22	$10,597	$10,052	$8,014	$12,234	$9,991
01/23	$11,023	$10,361	$8,298	$12,709	$10,302
02/23	$10,772	$10,093	$7,957	$12,545	$10,075
03/23	$10,948	$10,350	$8,312	$12,684	$10,215
04/23	$11,003	$10,412	$8,338	$12,806	$10,267
05/23	$10,894	$10,299	$8,093	$12,683	$10,176
06/23	$11,012	$10,262	$8,137	$12,888	$10,372
07/23	$11,105	$10,255	$8,205	$13,073	$10,539
08/23	$11,049	$10,189	$8,038	$13,112	$10,392
09/23	$10,882	$9,931	$7,717	$12,957	$10,099
10/23	$10,722	$9,774	$7,638	$12,795	$9,953
11/23	$11,233	$10,216	$8,093	$13,381	$10,529
12/23	$11,641	$10,608	$8,481	$13,875	$11,035
01/24	$11,666	$10,578	$8,273	$13,876	$10,905
02/24	$11,595	$10,429	$8,164	$13,914	$10,980
03/24	$11,695	$10,525	$8,191	$14,079	$11,189
04/24	$11,509	$10,259	$7,958	$13,937	$10,965
05/24	$11,686	$10,433	$8,022	$14,091	$11,164
06/24	$11,781	$10,532	$7,959	$14,223	$11,238
07/24	$12,025	$10,778	$8,226	$14,500	$11,443
08/24	$12,213	$10,933	$8,478	$14,734	$11,710
09/24	$12,363	$11,079	$8,644	$14,972	$11,920
10/24	$12,175	$10,805	$8,277	$14,887	$11,706
11/24	$12,315	$10,919	$8,267	$15,057	$11,845
12/24	$12,164	$10,740	$8,031	$14,991	$11,668
01/25	$12,260	$10,797	$8,066	$15,199	$11,811
02/25	$12,452	$11,035	$8,134	$15,300	$12,006
03/25	$12,419	$11,039	$8,217	$15,137	$11,941
04/25	$12,505	$11,082	$8,658	$15,137	$11,931
05/25	$12,534	$11,003	$8,626	$15,392	$12,033
06/25	$12,729	$11,172	$8,823	$15,676	$12,307
07/25	$12,701	$11,143	$8,579	$15,737	$12,452
08/25	$12,851	$11,276	$8,714	$15,933	$12,643
09/25	$12,921	$11,399	$8,753	$16,054	$12,847
10/25	$12,974	$11,470	$8,673	$16,085	$13,130
11/25	$13,033	$11,541	$8,672	$16,169	$13,169
12/25	$13,012	$11,524	$8,711	$16,273	$13,237
01/26	$13,036	$11,537	$8,853	$16,352	$13,311
02/26	$13,190	$11,726	$8,934	$16,382	$13,497
03/26	$12,989	$11,519	$8,558	$16,187	$13,086
04/26	$13,115	$11,532	$8,729	$16,461	$13,417
05/26	$13,182	$11,568	$8,767	$16,541	$13,527
06/26	$13,225	$11,596	$8,640	$16,578	$13,614
07/26	$13,112	$11,445	$8,633	$16,531	$13,404
08/26	$13,188	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	2.62	1.84	3.31
Class A (including sales charges)	(2.24)	0.85	2.81
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Class A | ASR232-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class A | ASR232-01_(10/26) |

Columbia Strategic Income Fund

Class C | CLSCX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$170	1.68%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Class C | ASR232-04_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Class C (including sales charges) ($12,851)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,017	$9,994	$10,104	$10,065	$10,034
10/16	$10,011	$9,918	$9,642	$10,095	$9,887
11/16	$9,906	$9,683	$9,097	$10,055	$9,475
12/16	$9,960	$9,697	$9,009	$10,252	$9,611
01/17	$10,045	$9,716	$9,137	$10,389	$9,749
02/17	$10,112	$9,781	$9,168	$10,552	$9,952
03/17	$10,127	$9,776	$9,191	$10,529	$9,986
04/17	$10,229	$9,851	$9,340	$10,648	$10,149
05/17	$10,262	$9,927	$9,553	$10,745	$10,233
06/17	$10,327	$9,917	$9,541	$10,756	$10,207
07/17	$10,409	$9,960	$9,803	$10,880	$10,274
08/17	$10,389	$10,049	$9,924	$10,878	$10,452
09/17	$10,444	$10,001	$9,786	$10,976	$10,450
10/17	$10,482	$10,007	$9,713	$11,018	$10,469
11/17	$10,469	$9,994	$9,931	$10,987	$10,441
12/17	$10,488	$10,040	$9,940	$11,019	$10,507
01/18	$10,527	$9,925	$10,258	$11,089	$10,487
02/18	$10,444	$9,830	$10,192	$10,984	$10,281
03/18	$10,431	$9,894	$10,379	$10,915	$10,320
04/18	$10,400	$9,820	$10,126	$10,988	$10,169
05/18	$10,386	$9,890	$9,893	$10,986	$10,059
06/18	$10,355	$9,878	$9,848	$11,025	$9,957
07/18	$10,430	$9,880	$9,809	$11,149	$10,163
08/18	$10,418	$9,944	$9,737	$11,229	$9,967
09/18	$10,442	$9,880	$9,633	$11,294	$10,144
10/18	$10,290	$9,802	$9,493	$11,109	$9,917
11/18	$10,266	$9,860	$9,517	$11,010	$9,878
12/18	$10,293	$10,041	$9,759	$10,769	$10,023
01/19	$10,590	$10,148	$9,950	$11,264	$10,465
02/19	$10,673	$10,142	$9,820	$11,454	$10,531
03/19	$10,791	$10,337	$9,907	$11,566	$10,684
04/19	$10,855	$10,339	$9,844	$11,728	$10,696
05/19	$10,865	$10,523	$9,976	$11,579	$10,758
06/19	$11,002	$10,655	$10,296	$11,863	$11,085
07/19	$11,067	$10,679	$10,224	$11,924	$11,213
08/19	$11,039	$10,955	$10,451	$11,972	$11,274
09/19	$11,068	$10,897	$10,285	$12,009	$11,233
10/19	$11,132	$10,930	$10,371	$12,038	$11,275
11/19	$11,140	$10,924	$10,193	$12,070	$11,257
12/19	$11,257	$10,917	$10,278	$12,320	$11,468
01/20	$11,282	$11,127	$10,390	$12,321	$11,667
02/20	$11,214	$11,327	$10,384	$12,131	$11,573
03/20	$10,103	$11,260	$10,084	$10,709	$10,120
04/20	$10,447	$11,460	$10,237	$11,116	$10,342
05/20	$10,829	$11,514	$10,286	$11,621	$10,935
06/20	$11,099	$11,586	$10,385	$11,729	$11,254
07/20	$11,463	$11,759	$10,916	$12,286	$11,670
08/20	$11,488	$11,665	$10,907	$12,409	$11,704
09/20	$11,432	$11,658	$10,861	$12,281	$11,511
10/20	$11,474	$11,606	$10,889	$12,337	$11,497
11/20	$11,802	$11,720	$11,135	$12,826	$11,928
12/20	$11,969	$11,736	$11,385	$13,072	$12,142
01/21	$12,020	$11,652	$11,225	$13,114	$11,995
02/21	$12,067	$11,484	$10,938	$13,157	$11,687
03/21	$12,023	$11,340	$10,654	$13,179	$11,566
04/21	$12,079	$11,430	$10,799	$13,323	$11,787
05/21	$12,116	$11,467	$10,932	$13,359	$11,915
06/21	$12,168	$11,548	$10,702	$13,540	$12,021
07/21	$12,176	$11,677	$10,900	$13,590	$12,086
08/21	$12,178	$11,655	$10,809	$13,665	$12,196
09/21	$12,120	$11,554	$10,491	$13,668	$11,957
10/21	$12,081	$11,551	$10,418	$13,644	$11,964
11/21	$11,989	$11,585	$10,353	$13,502	$11,791
12/21	$12,067	$11,555	$10,284	$13,761	$11,959
01/22	$11,875	$11,306	$10,048	$13,384	$11,613
02/22	$11,698	$11,180	$9,920	$13,262	$10,974
03/22	$11,531	$10,869	$9,551	$13,141	$10,851
04/22	$11,132	$10,457	$8,806	$12,663	$10,257
05/22	$11,081	$10,524	$8,789	$12,700	$10,276
06/22	$10,753	$10,359	$8,357	$11,837	$9,707
07/22	$11,104	$10,612	$8,534	$12,551	$10,017
08/22	$10,922	$10,313	$8,040	$12,247	$9,900
09/22	$10,400	$9,867	$7,525	$11,757	$9,299
10/22	$10,252	$9,739	$7,538	$12,095	$9,306
11/22	$10,653	$10,097	$7,994	$12,327	$9,953
12/22	$10,617	$10,052	$8,014	$12,234	$9,991
01/23	$11,032	$10,361	$8,298	$12,709	$10,302
02/23	$10,774	$10,093	$7,957	$12,545	$10,075
03/23	$10,944	$10,350	$8,312	$12,684	$10,215
04/23	$10,998	$10,412	$8,338	$12,806	$10,267
05/23	$10,876	$10,299	$8,093	$12,683	$10,176
06/23	$10,993	$10,262	$8,137	$12,888	$10,372
07/23	$11,079	$10,255	$8,205	$13,073	$10,539
08/23	$11,011	$10,189	$8,038	$13,112	$10,392
09/23	$10,838	$9,931	$7,717	$12,957	$10,099
10/23	$10,672	$9,774	$7,638	$12,795	$9,953
11/23	$11,173	$10,216	$8,093	$13,381	$10,529
12/23	$11,572	$10,608	$8,481	$13,875	$11,035
01/24	$11,590	$10,578	$8,273	$13,876	$10,905
02/24	$11,512	$10,429	$8,164	$13,914	$10,980
03/24	$11,605	$10,525	$8,191	$14,079	$11,189
04/24	$11,413	$10,259	$7,958	$13,937	$10,965
05/24	$11,581	$10,433	$8,022	$14,091	$11,164
06/24	$11,669	$10,532	$7,959	$14,223	$11,238
07/24	$11,903	$10,778	$8,226	$14,500	$11,443
08/24	$12,082	$10,933	$8,478	$14,734	$11,710
09/24	$12,223	$11,079	$8,644	$14,972	$11,920
10/24	$12,029	$10,805	$8,277	$14,887	$11,706
11/24	$12,161	$10,919	$8,267	$15,057	$11,845
12/24	$12,004	$10,740	$8,031	$14,991	$11,668
01/25	$12,091	$10,797	$8,066	$15,199	$11,811
02/25	$12,268	$11,035	$8,134	$15,300	$12,006
03/25	$12,227	$11,039	$8,217	$15,137	$11,941
04/25	$12,310	$11,082	$8,658	$15,137	$11,931
05/25	$12,331	$11,003	$8,626	$15,392	$12,033
06/25	$12,516	$11,172	$8,823	$15,676	$12,307
07/25	$12,475	$11,143	$8,579	$15,737	$12,452
08/25	$12,615	$11,276	$8,714	$15,933	$12,643
09/25	$12,682	$11,399	$8,753	$16,054	$12,847
10/25	$12,725	$11,470	$8,673	$16,085	$13,130
11/25	$12,770	$11,541	$8,672	$16,169	$13,169
12/25	$12,742	$11,524	$8,711	$16,273	$13,237
01/26	$12,757	$11,537	$8,853	$16,352	$13,311
02/26	$12,901	$11,726	$8,934	$16,382	$13,497
03/26	$12,695	$11,519	$8,558	$16,187	$13,086
04/26	$12,811	$11,532	$8,729	$16,461	$13,417
05/26	$12,869	$11,568	$8,767	$16,541	$13,527
06/26	$12,903	$11,596	$8,640	$16,578	$13,614
07/26	$12,785	$11,445	$8,633	$16,531	$13,404
08/26	$12,851	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	1.87	1.08	2.54
Class C (including sales charges)	0.89	1.08	2.54
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Class C | ASR232-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class C | ASR232-04_(10/26) |

Columbia Strategic Income Fund

Institutional Class | LSIZX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$69	0.68%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Institutional Class | ASR232-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Institutional Class ($14,195)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,009	$9,994	$10,104	$10,065	$10,034
10/16	$10,028	$9,918	$9,642	$10,095	$9,887
11/16	$9,912	$9,683	$9,097	$10,055	$9,475
12/16	$9,993	$9,697	$9,009	$10,252	$9,611
01/17	$10,088	$9,716	$9,137	$10,389	$9,749
02/17	$10,164	$9,781	$9,168	$10,552	$9,952
03/17	$10,189	$9,776	$9,191	$10,529	$9,986
04/17	$10,284	$9,851	$9,340	$10,648	$10,149
05/17	$10,344	$9,927	$9,553	$10,745	$10,233
06/17	$10,402	$9,917	$9,541	$10,756	$10,207
07/17	$10,494	$9,960	$9,803	$10,880	$10,274
08/17	$10,483	$10,049	$9,924	$10,878	$10,452
09/17	$10,565	$10,001	$9,786	$10,976	$10,450
10/17	$10,596	$10,007	$9,713	$11,018	$10,469
11/17	$10,591	$9,994	$9,931	$10,987	$10,441
12/17	$10,620	$10,040	$9,940	$11,019	$10,507
01/18	$10,668	$9,925	$10,258	$11,089	$10,487
02/18	$10,591	$9,830	$10,192	$10,984	$10,281
03/18	$10,587	$9,894	$10,379	$10,915	$10,320
04/18	$10,582	$9,820	$10,126	$10,988	$10,169
05/18	$10,559	$9,890	$9,893	$10,986	$10,059
06/18	$10,535	$9,878	$9,848	$11,025	$9,957
07/18	$10,621	$9,880	$9,809	$11,149	$10,163
08/18	$10,637	$9,944	$9,737	$11,229	$9,967
09/18	$10,670	$9,880	$9,633	$11,294	$10,144
10/18	$10,503	$9,802	$9,493	$11,109	$9,917
11/18	$10,487	$9,860	$9,517	$11,010	$9,878
12/18	$10,542	$10,041	$9,759	$10,769	$10,023
01/19	$10,843	$10,148	$9,950	$11,264	$10,465
02/19	$10,937	$10,142	$9,820	$11,454	$10,531
03/19	$11,069	$10,337	$9,907	$11,566	$10,684
04/19	$11,127	$10,339	$9,844	$11,728	$10,696
05/19	$11,165	$10,523	$9,976	$11,579	$10,758
06/19	$11,318	$10,655	$10,296	$11,863	$11,085
07/19	$11,395	$10,679	$10,224	$11,924	$11,213
08/19	$11,376	$10,955	$10,451	$11,972	$11,274
09/19	$11,415	$10,897	$10,285	$12,009	$11,233
10/19	$11,474	$10,930	$10,371	$12,038	$11,275
11/19	$11,511	$10,924	$10,193	$12,070	$11,257
12/19	$11,625	$10,917	$10,278	$12,320	$11,468
01/20	$11,660	$11,127	$10,390	$12,321	$11,667
02/20	$11,598	$11,327	$10,384	$12,131	$11,573
03/20	$10,457	$11,260	$10,084	$10,709	$10,120
04/20	$10,848	$11,460	$10,237	$11,116	$10,342
05/20	$11,241	$11,514	$10,286	$11,621	$10,935
06/20	$11,536	$11,586	$10,385	$11,729	$11,254
07/20	$11,911	$11,759	$10,916	$12,286	$11,670
08/20	$11,947	$11,665	$10,907	$12,409	$11,704
09/20	$11,903	$11,658	$10,861	$12,281	$11,511
10/20	$11,958	$11,606	$10,889	$12,337	$11,497
11/20	$12,306	$11,720	$11,135	$12,826	$11,928
12/20	$12,489	$11,736	$11,385	$13,072	$12,142
01/21	$12,554	$11,652	$11,225	$13,114	$11,995
02/21	$12,613	$11,484	$10,938	$13,157	$11,687
03/21	$12,582	$11,340	$10,654	$13,179	$11,566
04/21	$12,653	$11,430	$10,799	$13,323	$11,787
05/21	$12,698	$11,467	$10,932	$13,359	$11,915
06/21	$12,764	$11,548	$10,702	$13,540	$12,021
07/21	$12,783	$11,677	$10,900	$13,590	$12,086
08/21	$12,796	$11,655	$10,809	$13,665	$12,196
09/21	$12,745	$11,554	$10,491	$13,668	$11,957
10/21	$12,719	$11,551	$10,418	$13,644	$11,964
11/21	$12,631	$11,585	$10,353	$13,502	$11,791
12/21	$12,720	$11,555	$10,284	$13,761	$11,959
01/22	$12,530	$11,306	$10,048	$13,384	$11,613
02/22	$12,349	$11,180	$9,920	$13,262	$10,974
03/22	$12,185	$10,869	$9,551	$13,141	$10,851
04/22	$11,776	$10,457	$8,806	$12,663	$10,257
05/22	$11,725	$10,524	$8,789	$12,700	$10,276
06/22	$11,392	$10,359	$8,357	$11,837	$9,707
07/22	$11,770	$10,612	$8,534	$12,551	$10,017
08/22	$11,594	$10,313	$8,040	$12,247	$9,900
09/22	$11,044	$9,867	$7,525	$11,757	$9,299
10/22	$10,899	$9,739	$7,538	$12,095	$9,306
11/22	$11,337	$10,097	$7,994	$12,327	$9,953
12/22	$11,302	$10,052	$8,014	$12,234	$9,991
01/23	$11,757	$10,361	$8,298	$12,709	$10,302
02/23	$11,491	$10,093	$7,957	$12,545	$10,075
03/23	$11,686	$10,350	$8,312	$12,684	$10,215
04/23	$11,749	$10,412	$8,338	$12,806	$10,267
05/23	$11,627	$10,299	$8,093	$12,683	$10,176
06/23	$11,763	$10,262	$8,137	$12,888	$10,372
07/23	$11,862	$10,255	$8,205	$13,073	$10,539
08/23	$11,803	$10,189	$8,038	$13,112	$10,392
09/23	$11,629	$9,931	$7,717	$12,957	$10,099
10/23	$11,457	$9,774	$7,638	$12,795	$9,953
11/23	$12,011	$10,216	$8,093	$13,381	$10,529
12/23	$12,447	$10,608	$8,481	$13,875	$11,035
01/24	$12,477	$10,578	$8,273	$13,876	$10,905
02/24	$12,402	$10,429	$8,164	$13,914	$10,980
03/24	$12,514	$10,525	$8,191	$14,079	$11,189
04/24	$12,320	$10,259	$7,958	$13,937	$10,965
05/24	$12,509	$10,433	$8,022	$14,091	$11,164
06/24	$12,616	$10,532	$7,959	$14,223	$11,238
07/24	$12,879	$10,778	$8,226	$14,500	$11,443
08/24	$13,082	$10,933	$8,478	$14,734	$11,710
09/24	$13,243	$11,079	$8,644	$14,972	$11,920
10/24	$13,046	$10,805	$8,277	$14,887	$11,706
11/24	$13,202	$10,919	$8,267	$15,057	$11,845
12/24	$13,040	$10,740	$8,031	$14,991	$11,668
01/25	$13,141	$10,797	$8,066	$15,199	$11,811
02/25	$13,354	$11,035	$8,134	$15,300	$12,006
03/25	$13,320	$11,039	$8,217	$15,137	$11,941
04/25	$13,417	$11,082	$8,658	$15,137	$11,931
05/25	$13,452	$11,003	$8,626	$15,392	$12,033
06/25	$13,663	$11,172	$8,823	$15,676	$12,307
07/25	$13,635	$11,143	$8,579	$15,737	$12,452
08/25	$13,797	$11,276	$8,714	$15,933	$12,643
09/25	$13,876	$11,399	$8,753	$16,054	$12,847
10/25	$13,937	$11,470	$8,673	$16,085	$13,130
11/25	$13,998	$11,541	$8,672	$16,169	$13,169
12/25	$13,979	$11,524	$8,711	$16,273	$13,237
01/26	$14,008	$11,537	$8,853	$16,352	$13,311
02/26	$14,180	$11,726	$8,934	$16,382	$13,497
03/26	$13,968	$11,519	$8,558	$16,187	$13,086
04/26	$14,103	$11,532	$8,729	$16,461	$13,417
05/26	$14,180	$11,568	$8,767	$16,541	$13,527
06/26	$14,230	$11,596	$8,640	$16,578	$13,614
07/26	$14,109	$11,445	$8,633	$16,531	$13,404
08/26	$14,195	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.89	2.10	3.57
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Institutional Class | ASR232-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Institutional Class | ASR232-08_(10/26) |

Columbia Strategic Income Fund

Institutional 2 Class | CTIVX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$65	0.64%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Institutional 2 Class | ASR232-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Institutional 2 Class ($14,266)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,027	$9,994	$10,104	$10,065	$10,034
10/16	$10,030	$9,918	$9,642	$10,095	$9,887
11/16	$9,932	$9,683	$9,097	$10,055	$9,475
12/16	$9,996	$9,697	$9,009	$10,252	$9,611
01/17	$10,092	$9,716	$9,137	$10,389	$9,749
02/17	$10,168	$9,781	$9,168	$10,552	$9,952
03/17	$10,194	$9,776	$9,191	$10,529	$9,986
04/17	$10,290	$9,851	$9,340	$10,648	$10,149
05/17	$10,350	$9,927	$9,553	$10,745	$10,233
06/17	$10,408	$9,917	$9,541	$10,756	$10,207
07/17	$10,502	$9,960	$9,803	$10,880	$10,274
08/17	$10,508	$10,049	$9,924	$10,878	$10,452
09/17	$10,574	$10,001	$9,786	$10,976	$10,450
10/17	$10,605	$10,007	$9,713	$11,018	$10,469
11/17	$10,600	$9,994	$9,931	$10,987	$10,441
12/17	$10,630	$10,040	$9,940	$11,019	$10,507
01/18	$10,697	$9,925	$10,258	$11,089	$10,487
02/18	$10,620	$9,830	$10,192	$10,984	$10,281
03/18	$10,598	$9,894	$10,379	$10,915	$10,320
04/18	$10,593	$9,820	$10,126	$10,988	$10,169
05/18	$10,589	$9,890	$9,893	$10,986	$10,059
06/18	$10,547	$9,878	$9,848	$11,025	$9,957
07/18	$10,634	$9,880	$9,809	$11,149	$10,163
08/18	$10,649	$9,944	$9,737	$11,229	$9,967
09/18	$10,683	$9,880	$9,633	$11,294	$10,144
10/18	$10,535	$9,802	$9,493	$11,109	$9,917
11/18	$10,519	$9,860	$9,517	$11,010	$9,878
12/18	$10,556	$10,041	$9,759	$10,769	$10,023
01/19	$10,857	$10,148	$9,950	$11,264	$10,465
02/19	$10,952	$10,142	$9,820	$11,454	$10,531
03/19	$11,085	$10,337	$9,907	$11,566	$10,684
04/19	$11,162	$10,339	$9,844	$11,728	$10,696
05/19	$11,182	$10,523	$9,976	$11,579	$10,758
06/19	$11,335	$10,655	$10,296	$11,863	$11,085
07/19	$11,413	$10,679	$10,224	$11,924	$11,213
08/19	$11,395	$10,955	$10,451	$11,972	$11,274
09/19	$11,434	$10,897	$10,285	$12,009	$11,233
10/19	$11,512	$10,930	$10,371	$12,038	$11,275
11/19	$11,531	$10,924	$10,193	$12,070	$11,257
12/19	$11,645	$10,917	$10,278	$12,320	$11,468
01/20	$11,700	$11,127	$10,390	$12,321	$11,667
02/20	$11,638	$11,327	$10,384	$12,131	$11,573
03/20	$10,477	$11,260	$10,084	$10,709	$10,120
04/20	$10,868	$11,460	$10,237	$11,116	$10,342
05/20	$11,282	$11,514	$10,286	$11,621	$10,935
06/20	$11,558	$11,586	$10,385	$11,729	$11,254
07/20	$11,935	$11,759	$10,916	$12,286	$11,670
08/20	$11,971	$11,665	$10,907	$12,409	$11,704
09/20	$11,937	$11,658	$10,861	$12,281	$11,511
10/20	$11,993	$11,606	$10,889	$12,337	$11,497
11/20	$12,342	$11,720	$11,135	$12,826	$11,928
12/20	$12,525	$11,736	$11,385	$13,072	$12,142
01/21	$12,591	$11,652	$11,225	$13,114	$11,995
02/21	$12,651	$11,484	$10,938	$13,157	$11,687
03/21	$12,614	$11,340	$10,654	$13,179	$11,566
04/21	$12,691	$11,430	$10,799	$13,323	$11,787
05/21	$12,736	$11,467	$10,932	$13,359	$11,915
06/21	$12,802	$11,548	$10,702	$13,540	$12,021
07/21	$12,823	$11,677	$10,900	$13,590	$12,086
08/21	$12,836	$11,655	$10,809	$13,665	$12,196
09/21	$12,785	$11,554	$10,491	$13,668	$11,957
10/21	$12,760	$11,551	$10,418	$13,644	$11,964
11/21	$12,671	$11,585	$10,353	$13,502	$11,791
12/21	$12,761	$11,555	$10,284	$13,761	$11,959
01/22	$12,570	$11,306	$10,048	$13,384	$11,613
02/22	$12,390	$11,180	$9,920	$13,262	$10,974
03/22	$12,226	$10,869	$9,551	$13,141	$10,851
04/22	$11,811	$10,457	$8,806	$12,663	$10,257
05/22	$11,766	$10,524	$8,789	$12,700	$10,276
06/22	$11,432	$10,359	$8,357	$11,837	$9,707
07/22	$11,812	$10,612	$8,534	$12,551	$10,017
08/22	$11,636	$10,313	$8,040	$12,247	$9,900
09/22	$11,085	$9,867	$7,525	$11,757	$9,299
10/22	$10,939	$9,739	$7,538	$12,095	$9,306
11/22	$11,379	$10,097	$7,994	$12,327	$9,953
12/22	$11,344	$10,052	$8,014	$12,234	$9,991
01/23	$11,801	$10,361	$8,298	$12,709	$10,302
02/23	$11,535	$10,093	$7,957	$12,545	$10,075
03/23	$11,731	$10,350	$8,312	$12,684	$10,215
04/23	$11,794	$10,412	$8,338	$12,806	$10,267
05/23	$11,672	$10,299	$8,093	$12,683	$10,176
06/23	$11,809	$10,262	$8,137	$12,888	$10,372
07/23	$11,908	$10,255	$8,205	$13,073	$10,539
08/23	$11,850	$10,189	$8,038	$13,112	$10,392
09/23	$11,671	$9,931	$7,717	$12,957	$10,099
10/23	$11,504	$9,774	$7,638	$12,795	$9,953
11/23	$12,054	$10,216	$8,093	$13,381	$10,529
12/23	$12,498	$10,608	$8,481	$13,875	$11,035
01/24	$12,529	$10,578	$8,273	$13,876	$10,905
02/24	$12,453	$10,429	$8,164	$13,914	$10,980
03/24	$12,566	$10,525	$8,191	$14,079	$11,189
04/24	$12,366	$10,259	$7,958	$13,937	$10,965
05/24	$12,563	$10,433	$8,022	$14,091	$11,164
06/24	$12,664	$10,532	$7,959	$14,223	$11,238
07/24	$12,935	$10,778	$8,226	$14,500	$11,443
08/24	$13,139	$10,933	$8,478	$14,734	$11,710
09/24	$13,307	$11,079	$8,644	$14,972	$11,920
10/24	$13,103	$10,805	$8,277	$14,887	$11,706
11/24	$13,260	$10,919	$8,267	$15,057	$11,845
12/24	$13,097	$10,740	$8,031	$14,991	$11,668
01/25	$13,200	$10,797	$8,066	$15,199	$11,811
02/25	$13,414	$11,035	$8,134	$15,300	$12,006
03/25	$13,380	$11,039	$8,217	$15,137	$11,941
04/25	$13,478	$11,082	$8,658	$15,137	$11,931
05/25	$13,514	$11,003	$8,626	$15,392	$12,033
06/25	$13,726	$11,172	$8,823	$15,676	$12,307
07/25	$13,698	$11,143	$8,579	$15,737	$12,452
08/25	$13,861	$11,276	$8,714	$15,933	$12,643
09/25	$13,941	$11,399	$8,753	$16,054	$12,847
10/25	$14,008	$11,470	$8,673	$16,085	$13,130
11/25	$14,070	$11,541	$8,672	$16,169	$13,169
12/25	$14,051	$11,524	$8,711	$16,273	$13,237
01/26	$14,081	$11,537	$8,853	$16,352	$13,311
02/26	$14,248	$11,726	$8,934	$16,382	$13,497
03/26	$14,035	$11,519	$8,558	$16,187	$13,086
04/26	$14,171	$11,532	$8,729	$16,461	$13,417
05/26	$14,249	$11,568	$8,767	$16,541	$13,527
06/26	$14,299	$11,596	$8,640	$16,578	$13,614
07/26	$14,178	$11,445	$8,633	$16,531	$13,404
08/26	$14,266	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	2.92	2.13	3.62
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Institutional 2 Class | ASR232-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Institutional 2 Class | ASR232-15_(10/26) |

Columbia Strategic Income Fund

Institutional 3 Class | CPHUX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$60	0.59%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Institutional 3 Class | ASR232-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Institutional 3 Class ($14,312)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,010	$9,994	$10,104	$10,065	$10,034
10/16	$10,031	$9,918	$9,642	$10,095	$9,887
11/16	$9,916	$9,683	$9,097	$10,055	$9,475
12/16	$9,998	$9,697	$9,009	$10,252	$9,611
01/17	$10,094	$9,716	$9,137	$10,389	$9,749
02/17	$10,172	$9,781	$9,168	$10,552	$9,952
03/17	$10,180	$9,776	$9,191	$10,529	$9,986
04/17	$10,294	$9,851	$9,340	$10,648	$10,149
05/17	$10,355	$9,927	$9,553	$10,745	$10,233
06/17	$10,414	$9,917	$9,541	$10,756	$10,207
07/17	$10,490	$9,960	$9,803	$10,880	$10,274
08/17	$10,497	$10,049	$9,924	$10,878	$10,452
09/17	$10,563	$10,001	$9,786	$10,976	$10,450
10/17	$10,594	$10,007	$9,713	$11,018	$10,469
11/17	$10,608	$9,994	$9,931	$10,987	$10,441
12/17	$10,620	$10,040	$9,940	$11,019	$10,507
01/18	$10,688	$9,925	$10,258	$11,089	$10,487
02/18	$10,612	$9,830	$10,192	$10,984	$10,281
03/18	$10,590	$9,894	$10,379	$10,915	$10,320
04/18	$10,586	$9,820	$10,126	$10,988	$10,169
05/18	$10,581	$9,890	$9,893	$10,986	$10,059
06/18	$10,541	$9,878	$9,848	$11,025	$9,957
07/18	$10,646	$9,880	$9,809	$11,149	$10,163
08/18	$10,644	$9,944	$9,737	$11,229	$9,967
09/18	$10,678	$9,880	$9,633	$11,294	$10,144
10/18	$10,530	$9,802	$9,493	$11,109	$9,917
11/18	$10,514	$9,860	$9,517	$11,010	$9,878
12/18	$10,552	$10,041	$9,759	$10,769	$10,023
01/19	$10,855	$10,148	$9,950	$11,264	$10,465
02/19	$10,950	$10,142	$9,820	$11,454	$10,531
03/19	$11,084	$10,337	$9,907	$11,566	$10,684
04/19	$11,161	$10,339	$9,844	$11,728	$10,696
05/19	$11,182	$10,523	$9,976	$11,579	$10,758
06/19	$11,337	$10,655	$10,296	$11,863	$11,085
07/19	$11,415	$10,679	$10,224	$11,924	$11,213
08/19	$11,397	$10,955	$10,451	$11,972	$11,274
09/19	$11,437	$10,897	$10,285	$12,009	$11,233
10/19	$11,516	$10,930	$10,371	$12,038	$11,275
11/19	$11,535	$10,924	$10,193	$12,070	$11,257
12/19	$11,650	$10,917	$10,278	$12,320	$11,468
01/20	$11,687	$11,127	$10,390	$12,321	$11,667
02/20	$11,645	$11,327	$10,384	$12,131	$11,573
03/20	$10,479	$11,260	$10,084	$10,709	$10,120
04/20	$10,873	$11,460	$10,237	$11,116	$10,342
05/20	$11,269	$11,514	$10,286	$11,621	$10,935
06/20	$11,566	$11,586	$10,385	$11,729	$11,254
07/20	$11,945	$11,759	$10,916	$12,286	$11,670
08/20	$11,982	$11,665	$10,907	$12,409	$11,704
09/20	$11,943	$11,658	$10,861	$12,281	$11,511
10/20	$12,000	$11,606	$10,889	$12,337	$11,497
11/20	$12,351	$11,720	$11,135	$12,826	$11,928
12/20	$12,535	$11,736	$11,385	$13,072	$12,142
01/21	$12,596	$11,652	$11,225	$13,114	$11,995
02/21	$12,657	$11,484	$10,938	$13,157	$11,687
03/21	$12,627	$11,340	$10,654	$13,179	$11,566
04/21	$12,698	$11,430	$10,799	$13,323	$11,787
05/21	$12,745	$11,467	$10,932	$13,359	$11,915
06/21	$12,812	$11,548	$10,702	$13,540	$12,021
07/21	$12,833	$11,677	$10,900	$13,590	$12,086
08/21	$12,852	$11,655	$10,809	$13,665	$12,196
09/21	$12,801	$11,554	$10,491	$13,668	$11,957
10/21	$12,771	$11,551	$10,418	$13,644	$11,964
11/21	$12,688	$11,585	$10,353	$13,502	$11,791
12/21	$12,779	$11,555	$10,284	$13,761	$11,959
01/22	$12,588	$11,306	$10,048	$13,384	$11,613
02/22	$12,407	$11,180	$9,920	$13,262	$10,974
03/22	$12,242	$10,869	$9,551	$13,141	$10,851
04/22	$11,831	$10,457	$8,806	$12,663	$10,257
05/22	$11,786	$10,524	$8,789	$12,700	$10,276
06/22	$11,446	$10,359	$8,357	$11,837	$9,707
07/22	$11,828	$10,612	$8,534	$12,551	$10,017
08/22	$11,651	$10,313	$8,040	$12,247	$9,900
09/22	$11,103	$9,867	$7,525	$11,757	$9,299
10/22	$10,957	$9,739	$7,538	$12,095	$9,306
11/22	$11,395	$10,097	$7,994	$12,327	$9,953
12/22	$11,365	$10,052	$8,014	$12,234	$9,991
01/23	$11,820	$10,361	$8,298	$12,709	$10,302
02/23	$11,553	$10,093	$7,957	$12,545	$10,075
03/23	$11,750	$10,350	$8,312	$12,684	$10,215
04/23	$11,814	$10,412	$8,338	$12,806	$10,267
05/23	$11,697	$10,299	$8,093	$12,683	$10,176
06/23	$11,830	$10,262	$8,137	$12,888	$10,372
07/23	$11,931	$10,255	$8,205	$13,073	$10,539
08/23	$11,872	$10,189	$8,038	$13,112	$10,392
09/23	$11,698	$9,931	$7,717	$12,957	$10,099
10/23	$11,525	$9,774	$7,638	$12,795	$9,953
11/23	$12,079	$10,216	$8,093	$13,381	$10,529
12/23	$12,521	$10,608	$8,481	$13,875	$11,035
01/24	$12,552	$10,578	$8,273	$13,876	$10,905
02/24	$12,482	$10,429	$8,164	$13,914	$10,980
03/24	$12,591	$10,525	$8,191	$14,079	$11,189
04/24	$12,395	$10,259	$7,958	$13,937	$10,965
05/24	$12,594	$10,433	$8,022	$14,091	$11,164
06/24	$12,697	$10,532	$7,959	$14,223	$11,238
07/24	$12,964	$10,778	$8,226	$14,500	$11,443
08/24	$13,170	$10,933	$8,478	$14,734	$11,710
09/24	$13,339	$11,079	$8,644	$14,972	$11,920
10/24	$13,141	$10,805	$8,277	$14,887	$11,706
11/24	$13,293	$10,919	$8,267	$15,057	$11,845
12/24	$13,130	$10,740	$8,031	$14,991	$11,668
01/25	$13,240	$10,797	$8,066	$15,199	$11,811
02/25	$13,450	$11,035	$8,134	$15,300	$12,006
03/25	$13,417	$11,039	$8,217	$15,137	$11,941
04/25	$13,516	$11,082	$8,658	$15,137	$11,931
05/25	$13,552	$11,003	$8,626	$15,392	$12,033
06/25	$13,766	$11,172	$8,823	$15,676	$12,307
07/25	$13,738	$11,143	$8,579	$15,737	$12,452
08/25	$13,903	$11,276	$8,714	$15,933	$12,643
09/25	$13,985	$11,399	$8,753	$16,054	$12,847
10/25	$14,047	$11,470	$8,673	$16,085	$13,130
11/25	$14,110	$11,541	$8,672	$16,169	$13,169
12/25	$14,091	$11,524	$8,711	$16,273	$13,237
01/26	$14,122	$11,537	$8,853	$16,352	$13,311
02/26	$14,291	$11,726	$8,934	$16,382	$13,497
03/26	$14,076	$11,519	$8,558	$16,187	$13,086
04/26	$14,221	$11,532	$8,729	$16,461	$13,417
05/26	$14,300	$11,568	$8,767	$16,541	$13,527
06/26	$14,345	$11,596	$8,640	$16,578	$13,614
07/26	$14,230	$11,445	$8,633	$16,531	$13,404
08/26	$14,312	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	2.94	2.18	3.65
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Institutional 3 Class | ASR232-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Institutional 3 Class | ASR232-17_(10/26) |

Columbia Strategic Income Fund

Class R | CSNRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$119	1.18%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Class R | ASR232-12_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Class R ($13,498)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,005	$9,994	$10,104	$10,065	$10,034
10/16	$10,019	$9,918	$9,642	$10,095	$9,887
11/16	$9,902	$9,683	$9,097	$10,055	$9,475
12/16	$9,977	$9,697	$9,009	$10,252	$9,611
01/17	$10,065	$9,716	$9,137	$10,389	$9,749
02/17	$10,136	$9,781	$9,168	$10,552	$9,952
03/17	$10,156	$9,776	$9,191	$10,529	$9,986
04/17	$10,244	$9,851	$9,340	$10,648	$10,149
05/17	$10,298	$9,927	$9,553	$10,745	$10,233
06/17	$10,350	$9,917	$9,541	$10,756	$10,207
07/17	$10,436	$9,960	$9,803	$10,880	$10,274
08/17	$10,438	$10,049	$9,924	$10,878	$10,452
09/17	$10,497	$10,001	$9,786	$10,976	$10,450
10/17	$10,539	$10,007	$9,713	$11,018	$10,469
11/17	$10,530	$9,994	$9,931	$10,987	$10,441
12/17	$10,536	$10,040	$9,940	$11,019	$10,507
01/18	$10,597	$9,925	$10,258	$11,089	$10,487
02/18	$10,518	$9,830	$10,192	$10,984	$10,281
03/18	$10,492	$9,894	$10,379	$10,915	$10,320
04/18	$10,482	$9,820	$10,126	$10,988	$10,169
05/18	$10,473	$9,890	$9,893	$10,986	$10,059
06/18	$10,429	$9,878	$9,848	$11,025	$9,957
07/18	$10,526	$9,880	$9,809	$11,149	$10,163
08/18	$10,518	$9,944	$9,737	$11,229	$9,967
09/18	$10,546	$9,880	$9,633	$11,294	$10,144
10/18	$10,398	$9,802	$9,493	$11,109	$9,917
11/18	$10,378	$9,860	$9,517	$11,010	$9,878
12/18	$10,410	$10,041	$9,759	$10,769	$10,023
01/19	$10,713	$10,148	$9,950	$11,264	$10,465
02/19	$10,800	$10,142	$9,820	$11,454	$10,531
03/19	$10,923	$10,337	$9,907	$11,566	$10,684
04/19	$10,992	$10,339	$9,844	$11,728	$10,696
05/19	$11,006	$10,523	$9,976	$11,579	$10,758
06/19	$11,149	$10,655	$10,296	$11,863	$11,085
07/19	$11,219	$10,679	$10,224	$11,924	$11,213
08/19	$11,214	$10,955	$10,451	$11,972	$11,274
09/19	$11,229	$10,897	$10,285	$12,009	$11,233
10/19	$11,299	$10,930	$10,371	$12,038	$11,275
11/19	$11,330	$10,924	$10,193	$12,070	$11,257
12/19	$11,434	$10,917	$10,278	$12,320	$11,468
01/20	$11,464	$11,127	$10,390	$12,321	$11,667
02/20	$11,399	$11,327	$10,384	$12,131	$11,573
03/20	$10,264	$11,260	$10,084	$10,709	$10,120
04/20	$10,634	$11,460	$10,237	$11,116	$10,342
05/20	$11,025	$11,514	$10,286	$11,621	$10,935
06/20	$11,321	$11,586	$10,385	$11,729	$11,254
07/20	$11,676	$11,759	$10,916	$12,286	$11,670
08/20	$11,705	$11,665	$10,907	$12,409	$11,704
09/20	$11,663	$11,658	$10,861	$12,281	$11,511
10/20	$11,711	$11,606	$10,889	$12,337	$11,497
11/20	$12,048	$11,720	$11,135	$12,826	$11,928
12/20	$12,222	$11,736	$11,385	$13,072	$12,142
01/21	$12,279	$11,652	$11,225	$13,114	$11,995
02/21	$12,331	$11,484	$10,938	$13,157	$11,687
03/21	$12,291	$11,340	$10,654	$13,179	$11,566
04/21	$12,358	$11,430	$10,799	$13,323	$11,787
05/21	$12,396	$11,467	$10,932	$13,359	$11,915
06/21	$12,454	$11,548	$10,702	$13,540	$12,021
07/21	$12,472	$11,677	$10,900	$13,590	$12,086
08/21	$12,480	$11,655	$10,809	$13,665	$12,196
09/21	$12,426	$11,554	$10,491	$13,668	$11,957
10/21	$12,391	$11,551	$10,418	$13,644	$11,964
11/21	$12,302	$11,585	$10,353	$13,502	$11,791
12/21	$12,387	$11,555	$10,284	$13,761	$11,959
01/22	$12,196	$11,306	$10,048	$13,384	$11,613
02/22	$12,015	$11,180	$9,920	$13,262	$10,974
03/22	$11,850	$10,869	$9,551	$13,141	$10,851
04/22	$11,443	$10,457	$8,806	$12,663	$10,257
05/22	$11,395	$10,524	$8,789	$12,700	$10,276
06/22	$11,060	$10,359	$8,357	$11,837	$9,707
07/22	$11,428	$10,612	$8,534	$12,551	$10,017
08/22	$11,252	$10,313	$8,040	$12,247	$9,900
09/22	$10,713	$9,867	$7,525	$11,757	$9,299
10/22	$10,566	$9,739	$7,538	$12,095	$9,306
11/22	$10,986	$10,097	$7,994	$12,327	$9,953
12/22	$10,953	$10,052	$8,014	$12,234	$9,991
01/23	$11,383	$10,361	$8,298	$12,709	$10,302
02/23	$11,123	$10,093	$7,957	$12,545	$10,075
03/23	$11,307	$10,350	$8,312	$12,684	$10,215
04/23	$11,361	$10,412	$8,338	$12,806	$10,267
05/23	$11,241	$10,299	$8,093	$12,683	$10,176
06/23	$11,365	$10,262	$8,137	$12,888	$10,372
07/23	$11,458	$10,255	$8,205	$13,073	$10,539
08/23	$11,398	$10,189	$8,038	$13,112	$10,392
09/23	$11,220	$9,931	$7,717	$12,957	$10,099
10/23	$11,054	$9,774	$7,638	$12,795	$9,953
11/23	$11,579	$10,216	$8,093	$13,381	$10,529
12/23	$11,994	$10,608	$8,481	$13,875	$11,035
01/24	$12,018	$10,578	$8,273	$13,876	$10,905
02/24	$11,942	$10,429	$8,164	$13,914	$10,980
03/24	$12,048	$10,525	$8,191	$14,079	$11,189
04/24	$11,850	$10,259	$7,958	$13,937	$10,965
05/24	$12,034	$10,433	$8,022	$14,091	$11,164
06/24	$12,129	$10,532	$7,959	$14,223	$11,238
07/24	$12,375	$10,778	$8,226	$14,500	$11,443
08/24	$12,570	$10,933	$8,478	$14,734	$11,710
09/24	$12,720	$11,079	$8,644	$14,972	$11,920
10/24	$12,526	$10,805	$8,277	$14,887	$11,706
11/24	$12,666	$10,919	$8,267	$15,057	$11,845
12/24	$12,504	$10,740	$8,031	$14,991	$11,668
01/25	$12,599	$10,797	$8,066	$15,199	$11,811
02/25	$12,793	$11,035	$8,134	$15,300	$12,006
03/25	$12,756	$11,039	$8,217	$15,137	$11,941
04/25	$12,846	$11,082	$8,658	$15,137	$11,931
05/25	$12,874	$11,003	$8,626	$15,392	$12,033
06/25	$13,070	$11,172	$8,823	$15,676	$12,307
07/25	$13,038	$11,143	$8,579	$15,737	$12,452
08/25	$13,189	$11,276	$8,714	$15,933	$12,643
09/25	$13,263	$11,399	$8,753	$16,054	$12,847
10/25	$13,314	$11,470	$8,673	$16,085	$13,130
11/25	$13,365	$11,541	$8,672	$16,169	$13,169
12/25	$13,342	$11,524	$8,711	$16,273	$13,237
01/26	$13,363	$11,537	$8,853	$16,352	$13,311
02/26	$13,518	$11,726	$8,934	$16,382	$13,497
03/26	$13,310	$11,519	$8,558	$16,187	$13,086
04/26	$13,435	$11,532	$8,729	$16,461	$13,417
05/26	$13,507	$11,568	$8,767	$16,541	$13,527
06/26	$13,548	$11,596	$8,640	$16,578	$13,614
07/26	$13,424	$11,445	$8,633	$16,531	$13,404
08/26	$13,498	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	2.35	1.58	3.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Class R | ASR232-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class R | ASR232-12_(10/26) |

Columbia Strategic Income Fund

Class S | LSIDX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$69	0.68%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Columbia Strategic Income Fund | Class S | ASR232-16_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Income Fund Class S ($13,910)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,023	$9,994	$10,104	$10,065	$10,034
10/16	$10,023	$9,918	$9,642	$10,095	$9,887
11/16	$9,908	$9,683	$9,097	$10,055	$9,475
12/16	$9,985	$9,697	$9,009	$10,252	$9,611
01/17	$10,076	$9,716	$9,137	$10,389	$9,749
02/17	$10,149	$9,781	$9,168	$10,552	$9,952
03/17	$10,171	$9,776	$9,191	$10,529	$9,986
04/17	$10,263	$9,851	$9,340	$10,648	$10,149
05/17	$10,319	$9,927	$9,553	$10,745	$10,233
06/17	$10,374	$9,917	$9,541	$10,756	$10,207
07/17	$10,480	$9,960	$9,803	$10,880	$10,274
08/17	$10,467	$10,049	$9,924	$10,878	$10,452
09/17	$10,528	$10,001	$9,786	$10,976	$10,450
10/17	$10,573	$10,007	$9,713	$11,018	$10,469
11/17	$10,567	$9,994	$9,931	$10,987	$10,441
12/17	$10,575	$10,040	$9,940	$11,019	$10,507
01/18	$10,638	$9,925	$10,258	$11,089	$10,487
02/18	$10,561	$9,830	$10,192	$10,984	$10,281
03/18	$10,536	$9,894	$10,379	$10,915	$10,320
04/18	$10,529	$9,820	$10,126	$10,988	$10,169
05/18	$10,522	$9,890	$9,893	$10,986	$10,059
06/18	$10,497	$9,878	$9,848	$11,025	$9,957
07/18	$10,579	$9,880	$9,809	$11,149	$10,163
08/18	$10,574	$9,944	$9,737	$11,229	$9,967
09/18	$10,605	$9,880	$9,633	$11,294	$10,144
10/18	$10,457	$9,802	$9,493	$11,109	$9,917
11/18	$10,439	$9,860	$9,517	$11,010	$9,878
12/18	$10,473	$10,041	$9,759	$10,769	$10,023
01/19	$10,783	$10,148	$9,950	$11,264	$10,465
02/19	$10,873	$10,142	$9,820	$11,454	$10,531
03/19	$11,000	$10,337	$9,907	$11,566	$10,684
04/19	$11,072	$10,339	$9,844	$11,728	$10,696
05/19	$11,089	$10,523	$9,976	$11,579	$10,758
06/19	$11,236	$10,655	$10,296	$11,863	$11,085
07/19	$11,309	$10,679	$10,224	$11,924	$11,213
08/19	$11,288	$10,955	$10,451	$11,972	$11,274
09/19	$11,324	$10,897	$10,285	$12,009	$11,233
10/19	$11,397	$10,930	$10,371	$12,038	$11,275
11/19	$11,412	$10,924	$10,193	$12,070	$11,257
12/19	$11,540	$10,917	$10,278	$12,320	$11,468
01/20	$11,572	$11,127	$10,390	$12,321	$11,667
02/20	$11,509	$11,327	$10,384	$12,131	$11,573
03/20	$10,377	$11,260	$10,084	$10,709	$10,120
04/20	$10,736	$11,460	$10,237	$11,116	$10,342
05/20	$11,135	$11,514	$10,286	$11,621	$10,935
06/20	$11,420	$11,586	$10,385	$11,729	$11,254
07/20	$11,802	$11,759	$10,916	$12,286	$11,670
08/20	$11,835	$11,665	$10,907	$12,409	$11,704
09/20	$11,784	$11,658	$10,861	$12,281	$11,511
10/20	$11,840	$11,606	$10,889	$12,337	$11,497
11/20	$12,181	$11,720	$11,135	$12,826	$11,928
12/20	$12,361	$11,736	$11,385	$13,072	$12,142
01/21	$12,421	$11,652	$11,225	$13,114	$11,995
02/21	$12,477	$11,484	$10,938	$13,157	$11,687
03/21	$12,439	$11,340	$10,654	$13,179	$11,566
04/21	$12,510	$11,430	$10,799	$13,323	$11,787
05/21	$12,551	$11,467	$10,932	$13,359	$11,915
06/21	$12,612	$11,548	$10,702	$13,540	$12,021
07/21	$12,629	$11,677	$10,900	$13,590	$12,086
08/21	$12,644	$11,655	$10,809	$13,665	$12,196
09/21	$12,592	$11,554	$10,491	$13,668	$11,957
10/21	$12,559	$11,551	$10,418	$13,644	$11,964
11/21	$12,471	$11,585	$10,353	$13,502	$11,791
12/21	$12,555	$11,555	$10,284	$13,761	$11,959
01/22	$12,367	$11,306	$10,048	$13,384	$11,613
02/22	$12,185	$11,180	$9,920	$13,262	$10,974
03/22	$12,019	$10,869	$9,551	$13,141	$10,851
04/22	$11,610	$10,457	$8,806	$12,663	$10,257
05/22	$11,564	$10,524	$8,789	$12,700	$10,276
06/22	$11,229	$10,359	$8,357	$11,837	$9,707
07/22	$11,603	$10,612	$8,534	$12,551	$10,017
08/22	$11,425	$10,313	$8,040	$12,247	$9,900
09/22	$10,881	$9,867	$7,525	$11,757	$9,299
10/22	$10,738	$9,739	$7,538	$12,095	$9,306
11/22	$11,165	$10,097	$7,994	$12,327	$9,953
12/22	$11,128	$10,052	$8,014	$12,234	$9,991
01/23	$11,576	$10,361	$8,298	$12,709	$10,302
02/23	$11,312	$10,093	$7,957	$12,545	$10,075
03/23	$11,498	$10,350	$8,312	$12,684	$10,215
04/23	$11,555	$10,412	$8,338	$12,806	$10,267
05/23	$11,441	$10,299	$8,093	$12,683	$10,176
06/23	$11,564	$10,262	$8,137	$12,888	$10,372
07/23	$11,662	$10,255	$8,205	$13,073	$10,539
08/23	$11,603	$10,189	$8,038	$13,112	$10,392
09/23	$11,428	$9,931	$7,717	$12,957	$10,099
10/23	$11,260	$9,774	$7,638	$12,795	$9,953
11/23	$11,796	$10,216	$8,093	$13,381	$10,529
12/23	$12,225	$10,608	$8,481	$13,875	$11,035
01/24	$12,251	$10,578	$8,273	$13,876	$10,905
02/24	$12,176	$10,429	$8,164	$13,914	$10,980
03/24	$12,282	$10,525	$8,191	$14,079	$11,189
04/24	$12,087	$10,259	$7,958	$13,937	$10,965
05/24	$12,272	$10,433	$8,022	$14,091	$11,164
06/24	$12,372	$10,532	$7,959	$14,223	$11,238
07/24	$12,628	$10,778	$8,226	$14,500	$11,443
08/24	$12,826	$10,933	$8,478	$14,734	$11,710
09/24	$12,984	$11,079	$8,644	$14,972	$11,920
10/24	$12,790	$10,805	$8,277	$14,887	$11,706
11/24	$12,937	$10,919	$8,267	$15,057	$11,845
12/24	$12,778	$10,740	$8,031	$14,991	$11,668
01/25	$12,883	$10,797	$8,066	$15,199	$11,811
02/25	$13,086	$11,035	$8,134	$15,300	$12,006
03/25	$13,053	$11,039	$8,217	$15,137	$11,941
04/25	$13,148	$11,082	$8,658	$15,137	$11,931
05/25	$13,182	$11,003	$8,626	$15,392	$12,033
06/25	$13,389	$11,172	$8,823	$15,676	$12,307
07/25	$13,361	$11,143	$8,579	$15,737	$12,452
08/25	$13,520	$11,276	$8,714	$15,933	$12,643
09/25	$13,597	$11,399	$8,753	$16,054	$12,847
10/25	$13,657	$11,470	$8,673	$16,085	$13,130
11/25	$13,723	$11,541	$8,672	$16,169	$13,169
12/25	$13,704	$11,524	$8,711	$16,273	$13,237
01/26	$13,733	$11,537	$8,853	$16,352	$13,311
02/26	$13,896	$11,726	$8,934	$16,382	$13,497
03/26	$13,687	$11,519	$8,558	$16,187	$13,086
04/26	$13,820	$11,532	$8,729	$16,461	$13,417
05/26	$13,895	$11,568	$8,767	$16,541	$13,527
06/26	$13,944	$11,596	$8,640	$16,578	$13,614
07/26	$13,826	$11,445	$8,633	$16,531	$13,404
08/26	$13,910	$11,489	$8,668	$16,692	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	2.89	1.93	3.36
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Columbia Strategic Income Fund | Class S | ASR232-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class S | ASR232-16_(10/26) |

Multi-Manager Alternative Strategies Fund

Institutional Class | CZAMX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$130	1.25%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategy | On an absolute basis, the managed futures strategy, which is quantitative and primarily employs a trend following approach, contributed strong gains for the Fund during the period. Unconstrained fixed-income allocations added to Fund performance, in large part because of accretive sector allocation.

Asset classes | Managers employing a managed futures strategy generated most of their returns across equity and commodity markets. While the long equity positioning globally was additive, Asian markets such as Taiwan and Japan performed best. Within commodities, long exposure to precious metals in late 2025, as well as energy markets in early 2026, drove performance. The significant precious metals rally was in part driven by the weakening U.S. dollar. Managers employing unconstrained fixed-income strategies delivered gains across high-yield corporates, investment-grade corporates and non-agency mortgage-backed securities.

Top Performance Detractors

Asset classes | Managers employing a managed futures strategy incurred modest absolute losses in the fixed-income markets in the absence of any sustained trends. The models’ exposure to the fixed income remained muted for most of the period. Managers employing an unconstrained fixed-income strategy were negatively impacted by their duration exposure as interest rates moved higher. Nevertheless, the losses were contained as the managers maintained below-average duration exposure.

Multi-Manager Alternative Strategies Fund | Institutional Class | ASR100-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager Alternative Strategies Fund Institutional Class ($12,664)	Bloomberg Global Aggregate Index ($10,348)	FTSE Three-Month U.S. Treasury Bill Index ($12,758)
08/16	$10,000	$10,000	$10,000
09/16	$9,979	$10,055	$10,002
10/16	$9,746	$9,776	$10,005
11/16	$9,619	$9,388	$10,007
12/16	$9,630	$9,344	$10,011
01/17	$9,672	$9,450	$10,014
02/17	$9,757	$9,494	$10,018
03/17	$9,640	$9,509	$10,023
04/17	$9,598	$9,616	$10,028
05/17	$9,598	$9,765	$10,034
06/17	$9,534	$9,756	$10,041
07/17	$9,545	$9,920	$10,049
08/17	$9,587	$10,019	$10,058
09/17	$9,587	$9,929	$10,067
10/17	$9,661	$9,891	$10,076
11/17	$9,672	$10,001	$10,085
12/17	$9,736	$10,035	$10,095
01/18	$9,842	$10,155	$10,106
02/18	$9,672	$10,065	$10,117
03/18	$9,619	$10,172	$10,130
04/18	$9,576	$10,009	$10,144
05/18	$9,534	$9,933	$10,159
06/18	$9,555	$9,889	$10,174
07/18	$9,566	$9,873	$10,191
08/18	$9,640	$9,883	$10,208
09/18	$9,619	$9,798	$10,225
10/18	$9,449	$9,688	$10,244
11/18	$9,407	$9,719	$10,263
12/18	$9,428	$9,915	$10,283
01/19	$9,493	$10,066	$10,304
02/19	$9,504	$10,008	$10,323
03/19	$9,654	$10,133	$10,344
04/19	$9,784	$10,103	$10,365
05/19	$9,751	$10,240	$10,387
06/19	$9,838	$10,467	$10,408
07/19	$9,924	$10,438	$10,428
08/19	$10,085	$10,650	$10,448
09/19	$9,988	$10,542	$10,466
10/19	$9,945	$10,612	$10,484
11/19	$9,945	$10,532	$10,500
12/19	$10,002	$10,593	$10,514
01/20	$10,035	$10,728	$10,529
02/20	$9,991	$10,801	$10,542
03/20	$9,738	$10,559	$10,555
04/20	$10,002	$10,766	$10,564
05/20	$10,079	$10,813	$10,568
06/20	$10,090	$10,909	$10,570
07/20	$10,277	$11,257	$10,571
08/20	$10,321	$11,240	$10,572
09/20	$10,244	$11,200	$10,573
10/20	$10,288	$11,210	$10,574
11/20	$10,420	$11,414	$10,575
12/20	$10,580	$11,567	$10,575
01/21	$10,591	$11,465	$10,576
02/21	$10,680	$11,268	$10,577
03/21	$10,713	$11,051	$10,577
04/21	$10,813	$11,191	$10,578
05/21	$10,902	$11,296	$10,578
06/21	$10,824	$11,196	$10,578
07/21	$10,747	$11,345	$10,578
08/21	$10,747	$11,298	$10,579
09/21	$10,735	$11,098	$10,579
10/21	$10,802	$11,071	$10,580
11/21	$10,580	$11,038	$10,580
12/21	$10,665	$11,023	$10,580
01/22	$10,609	$10,797	$10,581
02/22	$10,643	$10,669	$10,582
03/22	$10,879	$10,344	$10,583
04/22	$10,969	$9,777	$10,586
05/22	$10,935	$9,804	$10,591
06/22	$10,913	$9,489	$10,599
07/22	$10,913	$9,691	$10,610
08/22	$11,026	$9,308	$10,625
09/22	$11,127	$8,830	$10,646
10/22	$11,127	$8,769	$10,673
11/22	$10,992	$9,182	$10,703
12/22	$10,969	$9,232	$10,739
01/23	$11,054	$9,535	$10,779
02/23	$11,054	$9,218	$10,816
03/23	$10,957	$9,509	$10,860
04/23	$11,042	$9,551	$10,903
05/23	$10,993	$9,365	$10,949
06/23	$11,115	$9,364	$10,996
07/23	$11,187	$9,429	$11,046
08/23	$11,151	$9,300	$11,097
09/23	$11,139	$9,028	$11,147
10/23	$11,066	$8,920	$11,200
11/23	$11,151	$9,370	$11,251
12/23	$11,306	$9,759	$11,304
01/24	$11,344	$9,625	$11,357
02/24	$11,456	$9,504	$11,406
03/24	$11,667	$9,556	$11,459
04/24	$11,630	$9,315	$11,510
05/24	$11,717	$9,437	$11,564
06/24	$11,655	$9,451	$11,616
07/24	$11,717	$9,712	$11,670
08/24	$11,617	$9,941	$11,724
09/24	$11,779	$10,111	$11,775
10/24	$11,468	$9,772	$11,826
11/24	$11,580	$9,805	$11,873
12/24	$11,531	$9,595	$11,920
01/25	$11,620	$9,649	$11,966
02/25	$11,607	$9,787	$12,006
03/25	$11,518	$9,847	$12,051
04/25	$11,340	$10,137	$12,094
05/25	$11,366	$10,101	$12,139
06/25	$11,480	$10,292	$12,183
07/25	$11,493	$10,139	$12,228
08/25	$11,646	$10,286	$12,274
09/25	$11,824	$10,354	$12,317
10/25	$11,874	$10,327	$12,361
11/25	$11,951	$10,351	$12,402
12/25	$12,060	$10,378	$12,444
01/26	$12,270	$10,475	$12,484
02/26	$12,467	$10,593	$12,520
03/26	$12,284	$10,267	$12,559
04/26	$12,520	$10,395	$12,598
05/26	$12,572	$10,430	$12,638
06/26	$12,467	$10,356	$12,677
07/26	$12,480	$10,301	$12,717
08/26	$12,664	$10,348	$12,758
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	8.75	3.34	2.39
Bloomberg Global Aggregate Index	0.60	(1.74)	0.34
FTSE Three-Month U.S. Treasury Bill Index	3.95	3.82	2.47
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to March 5, 2026, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$616,045,563
Total number of portfolio holdings	1,668
Management services fees (represents 1.09% of Fund average net assets)	$6,161,853
Portfolio turnover for the reporting period	165%

Multi-Manager Alternative Strategies Fund | Institutional Class | ASR100-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	50.0%
Interest Rate Risk	13.7%
Equity Risk	13.0%
Commodity-Related Investment Risk	11.6%
Credit Risk	4.1%
Short
Interest Rate Risk	106.7%
Foreign Exchange Risk	33.3%
Credit Risk	7.3%
Equity Risk	2.0%
Commodity-Related Investment Risk	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	31.4%
Money Market Funds	26.9%
Residential Mortgage-Backed Securities - Non-Agency	9.9%
Residential Mortgage-Backed Securities - Agency	6.4%
Foreign Government Obligations	5.8%
Asset-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	4.4%
Senior Loans	3.3%
U.S. Treasury Obligations	2.3%
Other	2.8%
Corporate Bonds & Notes	(0.3%)

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective March 5, 2026, MidOcean Credit Fund Management, L.P. assumed day-to-day management of a portion of the Fund’s portfolio.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Alternative Strategies Fund | Institutional Class | ASR100-08_(10/26) |

Multi-Manager International Equity Strategies Fund

Institutional Class | CMIEX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$101	0.91%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in Japan boosted the Fund’s benchmark relative performance during the annual period. From a sector perspective, selection within the information technology sector added to the Fund’s benchmark relative performance during the period.

Allocations | Out-of-benchmark allocations to both South Korea and Taiwan buoyed the Fund’s relative performance during the period, specifically securities held within the information technology sector.

Individual holdings | Positions in Kioxia, a Japan-based memory chip manufacturer; Samsung Electronics, a manufacturer of electronics and computer peripherals based in South Korea; Renesas Electronics, a Japan-based semiconductor manufacturer; Infineon Technologies, a German-based manufacturer of semiconductors for the automotive industry; and Taiwan Semiconductor Manufacturing Co., were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the Netherlands and the United Kingdom detracted from the Fund’s benchmark relative performance during the period. From a sector perspective, selection within the consumer discretionary sector detracted from benchmark relative performance.

Allocations | An out-of-benchmark allocation to China and an overweight to the communication services sector detracted from relative performance during the period.

Individual holdings | Fund positions in Tencent, a China-based FinTech and provider of online and mobile games; Alstom, a France-based provider of main-line and urban transportation; and Carnival, an operator of cruise ships, were among the top detractors from relative performance during the period. No exposure to HSBC, a United Kingdom-based financial services company; and a relative underweight to ASML, a Netherlands-based manufacturer of semiconductor equipment, also detracted from relative performance during the period.

Multi-Manager International Equity Strategies Fund | Institutional Class | ASR302-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager International Equity Strategies Fund Institutional Class ($20,825)	MSCI EAFE Index (Net) ($19,512)
05/17/18	$10,000	$10,000
05/31/18	$9,780	$9,707
06/30/18	$9,620	$9,588
07/31/18	$9,860	$9,825
08/31/18	$9,670	$9,635
09/30/18	$9,770	$9,718
10/31/18	$8,960	$8,945
11/30/18	$8,920	$8,934
12/31/18	$8,399	$8,500
01/31/19	$9,034	$9,059
02/28/19	$9,326	$9,289
03/31/19	$9,337	$9,348
04/30/19	$9,619	$9,611
05/31/19	$9,054	$9,149
06/30/19	$9,619	$9,692
07/31/19	$9,397	$9,569
08/31/19	$9,135	$9,321
09/30/19	$9,397	$9,588
10/31/19	$9,790	$9,933
11/30/19	$10,012	$10,045
12/31/19	$10,405	$10,371
01/31/20	$10,054	$10,155
02/29/20	$9,299	$9,237
03/31/20	$7,801	$8,004
04/30/20	$8,483	$8,521
05/31/20	$9,082	$8,892
06/30/20	$9,527	$9,195
07/31/20	$9,837	$9,409
08/31/20	$10,353	$9,893
09/30/20	$10,105	$9,636
10/31/20	$9,764	$9,251
11/30/20	$11,417	$10,685
12/31/20	$12,090	$11,182
01/31/21	$12,016	$11,063
02/28/21	$12,508	$11,311
03/31/21	$12,707	$11,571
04/30/21	$12,927	$11,919
05/31/21	$13,314	$12,308
06/30/21	$13,115	$12,169
07/31/21	$13,042	$12,261
08/31/21	$13,262	$12,477
09/30/21	$12,770	$12,115
10/31/21	$13,042	$12,413
11/30/21	$12,288	$11,835
12/31/21	$12,926	$12,441
01/31/22	$12,580	$11,840
02/28/22	$11,963	$11,631
03/31/22	$11,768	$11,705
04/30/22	$11,033	$10,948
05/31/22	$11,357	$11,030
06/30/22	$10,330	$10,007
07/31/22	$10,708	$10,505
08/31/22	$10,124	$10,006
09/30/22	$9,162	$9,070
10/31/22	$9,713	$9,558
11/30/22	$11,098	$10,635
12/31/22	$10,928	$10,643
01/31/23	$12,014	$11,505
02/28/23	$11,748	$11,265
03/31/23	$12,180	$11,544
04/30/23	$12,435	$11,870
05/31/23	$12,058	$11,368
06/30/23	$12,613	$11,885
07/31/23	$12,912	$12,270
08/31/23	$12,457	$11,800
09/30/23	$11,981	$11,397
10/31/23	$11,593	$10,935
11/30/23	$12,657	$11,949
12/31/23	$13,265	$12,584
01/31/24	$13,152	$12,657
02/29/24	$13,549	$12,888
03/31/24	$13,957	$13,312
04/30/24	$13,583	$12,971
05/31/24	$14,297	$13,474
06/30/24	$13,991	$13,256
07/31/24	$14,376	$13,645
08/31/24	$14,784	$14,089
09/30/24	$14,954	$14,219
10/31/24	$14,229	$13,446
11/30/24	$14,161	$13,369
12/31/24	$13,815	$13,065
01/31/25	$14,486	$13,752
02/28/25	$15,010	$14,019
03/31/25	$14,889	$13,962
04/30/25	$15,376	$14,602
05/31/25	$16,108	$15,270
06/30/25	$16,596	$15,606
07/31/25	$16,388	$15,387
08/31/25	$16,974	$16,043
09/30/25	$17,449	$16,350
10/31/25	$17,596	$16,543
11/30/25	$17,717	$16,645
12/31/25	$18,310	$17,145
01/31/26	$19,189	$18,039
02/28/26	$19,881	$18,874
03/31/26	$17,938	$16,932
04/30/26	$19,162	$18,193
05/31/26	$20,027	$18,751
06/30/26	$20,187	$18,764
07/31/26	$20,533	$19,131
08/31/26	$20,825	$19,512
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional ClassFootnote Reference(a)	22.69	9.45	9.25
MSCI EAFE Index (Net)	21.62	9.35	8.40
Footnote	Description
Footnote(a)	The Fund’s performance prior to August 13, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott & Partners Limited (Walter Scott). Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund’s current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,024,459,911
Total number of portfolio holdings	551
Management services fees (represents 0.77% of Fund average net assets)	$24,323,713
Portfolio turnover for the reporting period	50%

Multi-Manager International Equity Strategies Fund | Institutional Class | ASR302-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	15.7%
United Kingdom	15.5%
France	11.5%
Germany	9.9%
Netherlands	5.2%
Switzerland	5.0%
United States	4.5%
China	4.5%
Italy	4.4%
Hong Kong	3.9%
Other	19.3%

Top Holdings

Table Summary
SAP SE	2.2%
ASML Holding NV	2.1%
Roche Holding Ag	2.0%
Tencent Holdings Ltd.	1.8%
Kering SA	1.8%
Rolls-Royce Holdings PLC	1.4%
BNP Paribas SA	1.2%
Reckitt Benckiser Group PLC	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.2%
Siemens AG, Registered Shares	1.2%

Equity Sector Allocation

Table Summary
Financials	21.9%
Information Technology	17.0%
Industrials	16.7%
Health Care	11.2%
Consumer Discretionary	9.7%
Communication Services	6.1%
Consumer Staples	5.9%
Materials	4.9%
Energy	3.0%
Utilities	1.9%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager International Equity Strategies Fund | Institutional Class | ASR302-08_(10/26) |

Multi-Manager Small Cap Equity Strategies Fund

Institutional Class | CZMSX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$105	0.97%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the energy, financials and consumer staples sectors held up best during the period. Selection within the communication services sector also contributed positively to the Fund’s performance relative to the benchmark.

Allocations | Although overall sector allocation results detracted from relative performance, underweights to the real estate, utilities and materials sectors contributed positively over the period.

Individual holdings | Positions in Veradermics, a late clinical-stage biopharmaceutical company; Vicor Corporation, a manufacturer of modular power components and power-conversion systems; and Digi International, a provider of internet connectivity products, services and solutions, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Overall, selection results detracted from the Fund’s performance relative to the benchmark, lagging most within the information technology, industrials and health care sectors. Selection within the consumer discretionary and real estate sectors also detracted over the period.

Allocations | Overall, sector allocation results detracted from relative performance. The Fund’s underweight to the health care sector, particularly the biotechnology industry, was the largest detractor. An overweight to the consumer discretionary sector and an underweight to the energy sector, as well as a cash drag, also detracted over the period.

Individual holdings | An underweight to Bloom Energy, a provider of onsite power solutions using solid oxide fuel-cell technology, was the largest detractor relative to the benchmark over the period. Out-of-benchmark holdings FirstService, a provider of outsourced residential property management and other essential property services, and BlackLine, a provider of cloud software that automates financial close and accounting processes, were also among the Fund’s top relative detractors during the period.

Multi-Manager Small Cap Equity Strategies Fund | Institutional Class | ASR102-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager Small Cap Equity Strategies Fund Institutional Class ($24,049)	Russell 3000® Index ($39,898)	Russell 2000® Index ($27,269)
08/16	$10,000	$10,000	$10,000
09/16	$10,127	$10,016	$10,111
10/16	$9,671	$9,799	$9,631
11/16	$10,784	$10,238	$10,705
12/16	$11,036	$10,437	$11,005
01/17	$11,066	$10,634	$11,048
02/17	$11,218	$11,029	$11,261
03/17	$11,172	$11,037	$11,276
04/17	$11,286	$11,154	$11,400
05/17	$11,165	$11,268	$11,168
06/17	$11,431	$11,370	$11,554
07/17	$11,575	$11,584	$11,640
08/17	$11,529	$11,606	$11,491
09/17	$12,289	$11,889	$12,209
10/17	$12,494	$12,149	$12,313
11/17	$12,783	$12,518	$12,668
12/17	$12,712	$12,643	$12,616
01/18	$12,999	$13,309	$12,946
02/18	$12,433	$12,819	$12,445
03/18	$12,589	$12,561	$12,606
04/18	$12,613	$12,609	$12,715
05/18	$13,384	$12,965	$13,487
06/18	$13,540	$13,050	$13,583
07/18	$13,868	$13,483	$13,820
08/18	$14,557	$13,956	$14,416
09/18	$14,163	$13,979	$14,069
10/18	$12,589	$12,950	$12,541
11/18	$12,777	$13,209	$12,740
12/18	$11,346	$11,980	$11,227
01/19	$12,527	$13,008	$12,490
02/19	$13,144	$13,466	$13,139
03/19	$12,880	$13,662	$12,864
04/19	$13,497	$14,208	$13,301
05/19	$12,377	$13,289	$12,267
06/19	$13,312	$14,222	$13,134
07/19	$13,400	$14,433	$13,209
08/19	$12,686	$14,139	$12,557
09/19	$12,968	$14,387	$12,818
10/19	$13,153	$14,697	$13,156
11/19	$13,709	$15,256	$13,698
12/19	$14,025	$15,696	$14,093
01/20	$13,635	$15,679	$13,641
02/20	$12,462	$14,395	$12,492
03/20	$9,744	$12,416	$9,778
04/20	$11,144	$14,060	$11,121
05/20	$11,935	$14,812	$11,845
06/20	$12,298	$15,151	$12,264
07/20	$12,762	$16,011	$12,603
08/20	$13,416	$17,171	$13,313
09/20	$12,944	$16,546	$12,868
10/20	$13,371	$16,188	$13,138
11/20	$15,598	$18,158	$15,560
12/20	$16,897	$18,975	$16,905
01/21	$17,289	$18,890	$17,756
02/21	$18,620	$19,481	$18,863
03/21	$18,912	$20,179	$19,052
04/21	$19,596	$21,219	$19,452
05/21	$19,523	$21,316	$19,493
06/21	$19,623	$21,842	$19,870
07/21	$19,322	$22,211	$19,153
08/21	$19,715	$22,845	$19,581
09/21	$19,359	$21,820	$19,004
10/21	$20,380	$23,295	$19,812
11/21	$19,623	$22,941	$18,987
12/21	$20,242	$23,844	$19,411
01/22	$18,540	$22,441	$17,542
02/22	$18,647	$21,876	$17,729
03/22	$18,637	$22,585	$17,950
04/22	$16,913	$20,558	$16,171
05/22	$17,031	$20,531	$16,195
06/22	$15,703	$18,813	$14,863
07/22	$17,138	$20,578	$16,415
08/22	$16,645	$19,810	$16,079
09/22	$15,072	$17,973	$14,538
10/22	$16,613	$19,447	$16,139
11/22	$17,202	$20,462	$16,516
12/22	$16,201	$19,264	$15,444
01/23	$17,769	$20,591	$16,949
02/23	$17,545	$20,110	$16,663
03/23	$16,696	$20,647	$15,867
04/23	$16,401	$20,867	$15,581
05/23	$16,095	$20,949	$15,437
06/23	$17,474	$22,379	$16,693
07/23	$18,394	$23,181	$17,713
08/23	$17,616	$22,734	$16,827
09/23	$16,637	$21,651	$15,837
10/23	$15,517	$21,077	$14,757
11/23	$16,837	$23,042	$16,092
12/23	$18,735	$24,265	$18,058
01/24	$18,133	$24,534	$17,356
02/24	$19,048	$25,862	$18,337
03/24	$19,687	$26,696	$18,994
04/24	$18,313	$25,521	$17,657
05/24	$18,952	$26,727	$18,543
06/24	$18,783	$27,554	$18,371
07/24	$20,422	$28,066	$20,238
08/24	$20,217	$28,677	$19,935
09/24	$20,217	$29,271	$20,075
10/24	$19,795	$29,056	$19,785
11/24	$21,988	$30,989	$21,955
12/24	$20,338	$30,041	$20,142
01/25	$20,945	$30,990	$20,670
02/25	$19,719	$30,396	$19,564
03/25	$18,244	$28,623	$18,233
04/25	$17,760	$28,431	$17,811
05/25	$18,702	$30,233	$18,763
06/25	$19,371	$31,769	$19,782
07/25	$19,446	$32,469	$20,126
08/25	$20,549	$33,220	$21,563
09/25	$20,388	$34,366	$22,234
10/25	$20,561	$35,103	$22,637
11/25	$20,784	$35,199	$22,854
12/25	$20,652	$35,192	$22,721
01/26	$21,622	$35,738	$23,937
02/26	$21,878	$35,568	$24,130
03/26	$20,746	$33,800	$22,923
04/26	$22,795	$37,248	$25,722
05/26	$23,415	$39,135	$26,846
06/26	$24,777	$39,015	$27,849
07/26	$24,237	$38,833	$27,005
08/26	$24,049	$39,898	$27,269
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	17.03	4.05	9.17
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Index	26.46	6.85	10.55
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to July 2022 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,143,728,234
Total number of portfolio holdings	770
Management services fees (represents 0.82% of Fund average net assets)	$11,435,429
Portfolio turnover for the reporting period	78%

Multi-Manager Small Cap Equity Strategies Fund | Institutional Class | ASR102-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Industrials	13.8%
Health Care	12.0%
Consumer Discretionary	9.6%
Information Technology	9.3%
Energy	5.1%
Materials	3.7%
Real Estate	2.8%
Consumer Staples	2.2%
Communication Services	2.0%
Other	1.7%

Top Holdings

Table Summary
iShares S&P Small-Cap 600 Growth ETF	18.5%
Bread Financial Holdings, Inc.	0.6%
Fluor Corp.	0.6%
JFrog Ltd.	0.5%
Commercial Metals Co.	0.5%
First BanCorp	0.5%
Southwest Gas Holdings, Inc.	0.5%
BankUnited, Inc.	0.5%
Rush Enterprises, Inc., Class A	0.5%
Andersons, Inc. (The)	0.4%

Asset Categories

Table Summary
Common Stocks	80.9%
Exchange-Traded Equity Funds	18.5%
Other	0.4%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective August 21, 2026, Conestoga Capital Advisors, LLC no longer serves as a subadviser to the Fund. Effective on or about October 26, 2026, and November 30, 2026, Stephens Investment Management Group, LLC and Emerald Advisers, LLC each are assuming day-to-day management of a portion of the Fund’s portfolio, respectively. Additionally, effective on or about November 27, 2026, J.P. Morgan Investment Management Inc. no longer serves as a subadviser to the Fund. Effective August 21, 2026, the Fund's Principal Investment Strategies includes the ability to invest in exchange traded funds.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | Institutional Class | ASR102-08_(10/26) |

Multi-Manager Total Return Bond Strategies Fund

Institutional Class | CTRZX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.48%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to credit sectors. Non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities, collateralized loan obligations and emerging market bonds all contributed positively from an allocation perspective.

Security selection | Security selection was also a positive contributor to the Fund’s relative performance. Within investment-grade corporates, positioning favored financials and the banking sector contributed positively. Within industrials, issue selection within the healthcare and pharmaceutical sectors contributed, while in utilities, selections within electric utilities were the largest contributors.

Finally, issue selection in commercial mortgage-backed securities contributed positively.

Top Performance Detractors

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate bonds detracted from relative performance as this was among the benchmark’s best-performing sectors during the period.

Government securities | Positioning within the Treasury sector detracted. Though an underweight allocation relative to the benchmark was a positive contributor, ongoing interest rate re-positioning using both Treasury bonds and derivatives detracted modestly.

Interest rate positioning | The Fund’s positioning with respect to interest rates detracted from performance relative to the benchmark over the period as interest rates rose. Positioning emphasized the front end of the yield curve where interest rates rose most sharply.

Multi-Manager Total Return Bond Strategies Fund | Institutional Class | ASR101-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager Total Return Bond Strategies Fund Institutional Class ($11,729)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000
09/16	$9,996	$9,994
10/16	$9,926	$9,918
11/16	$9,696	$9,683
12/16	$9,724	$9,697
01/17	$9,763	$9,716
02/17	$9,839	$9,781
03/17	$9,842	$9,776
04/17	$9,921	$9,851
05/17	$10,001	$9,927
06/17	$10,001	$9,917
07/17	$10,042	$9,960
08/17	$10,132	$10,049
09/17	$10,091	$10,001
10/17	$10,089	$10,007
11/17	$10,084	$9,994
12/17	$10,123	$10,040
01/18	$10,010	$9,925
02/18	$9,919	$9,830
03/18	$9,981	$9,894
04/18	$9,901	$9,820
05/18	$9,973	$9,890
06/18	$9,957	$9,878
07/18	$9,961	$9,880
08/18	$10,014	$9,944
09/18	$9,965	$9,880
10/18	$9,905	$9,802
11/18	$9,925	$9,860
12/18	$10,024	$10,041
01/19	$10,131	$10,148
02/19	$10,146	$10,142
03/19	$10,297	$10,337
04/19	$10,323	$10,339
05/19	$10,507	$10,523
06/19	$10,649	$10,655
07/19	$10,676	$10,679
08/19	$10,949	$10,955
09/19	$10,895	$10,897
10/19	$10,937	$10,930
11/19	$10,933	$10,924
12/19	$10,933	$10,917
01/20	$11,168	$11,127
02/20	$11,351	$11,327
03/20	$10,879	$11,260
04/20	$11,181	$11,460
05/20	$11,344	$11,514
06/20	$11,498	$11,586
07/20	$11,739	$11,759
08/20	$11,690	$11,665
09/20	$11,685	$11,658
10/20	$11,632	$11,606
11/20	$11,816	$11,720
12/20	$11,860	$11,736
01/21	$11,776	$11,652
02/21	$11,602	$11,484
03/21	$11,461	$11,340
04/21	$11,568	$11,430
05/21	$11,617	$11,467
06/21	$11,724	$11,548
07/21	$11,854	$11,677
08/21	$11,849	$11,655
09/21	$11,743	$11,554
10/21	$11,738	$11,551
11/21	$11,768	$11,585
12/21	$11,747	$11,555
01/22	$11,490	$11,306
02/22	$11,324	$11,180
03/22	$11,033	$10,869
04/22	$10,591	$10,457
05/22	$10,611	$10,524
06/22	$10,389	$10,359
07/22	$10,643	$10,612
08/22	$10,380	$10,313
09/22	$9,896	$9,867
10/22	$9,752	$9,739
11/22	$10,124	$10,097
12/22	$10,065	$10,052
01/23	$10,427	$10,361
02/23	$10,165	$10,093
03/23	$10,399	$10,350
04/23	$10,469	$10,412
05/23	$10,350	$10,299
06/23	$10,325	$10,262
07/23	$10,349	$10,255
08/23	$10,290	$10,189
09/23	$10,014	$9,931
10/23	$9,849	$9,774
11/23	$10,317	$10,216
12/23	$10,724	$10,608
01/24	$10,714	$10,578
02/24	$10,569	$10,429
03/24	$10,669	$10,525
04/24	$10,410	$10,259
05/24	$10,599	$10,433
06/24	$10,703	$10,532
07/24	$10,959	$10,778
08/24	$11,126	$10,933
09/24	$11,283	$11,079
10/24	$10,997	$10,805
11/24	$11,117	$10,919
12/24	$10,940	$10,740
01/25	$11,007	$10,797
02/25	$11,253	$11,035
03/25	$11,244	$11,039
04/25	$11,285	$11,082
05/25	$11,209	$11,003
06/25	$11,393	$11,172
07/25	$11,366	$11,143
08/25	$11,500	$11,276
09/25	$11,634	$11,399
10/25	$11,703	$11,470
11/25	$11,775	$11,541
12/25	$11,756	$11,524
01/26	$11,786	$11,537
02/26	$11,976	$11,726
03/26	$11,747	$11,519
04/26	$11,775	$11,532
05/26	$11,803	$11,568
06/26	$11,847	$11,596
07/26	$11,685	$11,445
08/26	$11,729	$11,489
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	1.99	(0.20)	1.61
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$11,867,921,814
Total number of portfolio holdings	3,855
Management services fees (represents 0.44% of Fund average net assets)	$56,218,021
Portfolio turnover for the reporting period	226%

Multi-Manager Total Return Bond Strategies Fund | Institutional Class | ASR101-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	29.3%
Foreign Exchange Risk	2.9%
Credit Risk	0.4%
Short
Interest Rate Risk	16.4%

Asset Categories

Table Summary
Corporate Bonds & Notes	27.5%
Residential Mortgage-Backed Securities - Agency	25.6%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities - Non-Agency	12.2%
Commercial Mortgage-Backed Securities - Non-Agency	6.5%
Residential Mortgage-Backed Securities - Non-Agency	6.1%
Money Market Funds	5.8%
Foreign Government Obligations	3.2%
Senior Loans	1.1%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Total Return Bond Strategies Fund | Institutional Class | ASR101-08_(10/26) |

Multisector Bond SMA Completion Portfolio

MBSAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Multisector Bond SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Multisector Bond SMA Completion Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund’s higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Interest rate positioning | Interest rate positioning was the largest detractor from relative performance during the period. Negative convexity from the Fund’s agency mortgage-backed securities holdings and implementation costs associated with its interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | An underweight allocation to investment-grade corporates detracted from relative performance, as the sector performed well within the benchmark. The allocation still contributed positively to absolute return.

Multisector Bond SMA Completion Portfolio | ASR308-00_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multisector Bond SMA Completion Portfolio ($15,054)	Bloomberg U.S. Aggregate Bond Index ($10,587)
10/29/19	$10,000	$10,000
10/31/19	$10,000	$10,072
11/30/19	$10,050	$10,066
12/31/19	$10,152	$10,059
01/31/20	$10,043	$10,253
02/29/20	$9,853	$10,437
03/31/20	$9,193	$10,376
04/30/20	$9,263	$10,561
05/31/20	$9,504	$10,610
06/30/20	$9,474	$10,677
07/31/20	$9,640	$10,836
08/31/20	$9,884	$10,749
09/30/20	$9,778	$10,743
10/31/20	$9,833	$10,695
11/30/20	$10,316	$10,800
12/31/20	$10,420	$10,814
01/31/21	$10,431	$10,737
02/28/21	$10,612	$10,582
03/31/21	$10,777	$10,450
04/30/21	$10,822	$10,532
05/31/21	$10,843	$10,567
06/30/21	$10,812	$10,641
07/31/21	$10,704	$10,760
08/31/21	$10,765	$10,739
09/30/21	$10,749	$10,646
10/31/21	$10,735	$10,644
11/30/21	$10,582	$10,675
12/31/21	$10,744	$10,648
01/31/22	$10,684	$10,418
02/28/22	$10,623	$10,302
03/31/22	$10,614	$10,016
04/30/22	$10,473	$9,636
05/31/22	$10,491	$9,698
06/30/22	$10,278	$9,546
07/31/22	$10,338	$9,779
08/31/22	$10,096	$9,503
09/30/22	$9,848	$9,092
10/31/22	$10,097	$8,974
11/30/22	$10,788	$9,304
12/31/22	$10,671	$9,262
01/31/23	$11,170	$9,547
02/28/23	$10,863	$9,301
03/31/23	$11,084	$9,537
04/30/23	$11,127	$9,595
05/31/23	$11,082	$9,490
06/30/23	$11,284	$9,456
07/31/23	$11,430	$9,450
08/31/23	$11,366	$9,389
09/30/23	$11,162	$9,151
10/31/23	$10,979	$9,006
11/30/23	$11,705	$9,414
12/31/23	$12,210	$9,775
01/31/24	$12,309	$9,748
02/29/24	$12,174	$9,610
03/31/24	$12,396	$9,699
04/30/24	$12,072	$9,454
05/31/24	$12,372	$9,614
06/30/24	$12,451	$9,705
07/31/24	$12,841	$9,932
08/31/24	$13,059	$10,074
09/30/24	$13,311	$10,209
10/31/24	$12,980	$9,956
11/30/24	$13,284	$10,061
12/31/24	$13,168	$9,897
01/31/25	$13,269	$9,949
02/28/25	$13,482	$10,168
03/31/25	$13,430	$10,172
04/30/25	$13,455	$10,212
05/31/25	$13,625	$10,139
06/30/25	$13,959	$10,295
07/31/25	$13,958	$10,268
08/31/25	$14,207	$10,390
09/30/25	$14,392	$10,504
10/31/25	$14,505	$10,569
11/30/25	$14,623	$10,635
12/31/25	$14,617	$10,619
01/31/26	$14,676	$10,631
02/28/26	$14,812	$10,805
03/31/26	$14,419	$10,614
04/30/26	$14,828	$10,626
05/31/26	$15,002	$10,659
06/30/26	$15,113	$10,685
07/31/26	$14,909	$10,546
08/31/26	$15,054	$10,587
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Multisector Bond SMA Completion Portfolio	5.96	6.94	6.16
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	0.84

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$111,122,240
Total number of portfolio holdings	292
Management services fees (represents 0.0% of Fund average net assets)	$-
Portfolio turnover for the reporting period	517%

Multisector Bond SMA Completion Portfolio | ASR308-00_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	61.8%
Interest Rate Risk	23.9%
Short
Interest Rate Risk	4.1%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	45.3%
Senior Loans	27.5%
Money Market Funds	27.1%
Foreign Government Obligations	14.4%
Asset-Backed Securities - Non-Agency	11.6%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
U.S. Treasury Obligations	2.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multisector Bond SMA Completion Portfolio | ASR308-00_(10/26) |

Overseas SMA Completion Portfolio

OSCBX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and smaller average allocations to the consumer staples and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Mebuki Financial Group, a Japanese regional bank; BPER Banca, an Italian bank; Piraeus Bank, a Greek bank; Iyogin Holdings, a Japanese regional bank; and Macnica Holdings, a Japanese electronic component and semiconductor company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the consumer discretionary and real estate sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Sankyo, a Japanese pachinko machine maker; Nippon Television, a Japanese broadcasting company; Emaar Properties, a United Arab Emirates property developer; Shimamura, a Japanese clothing retailer; and MatsukiyoCocokara, a Japanese pharmacy chain, were top detractors from the Fund’s relative performance during the period.

Overseas SMA Completion Portfolio | ASR307-00_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.

Growth of $10,000

Table Summary
	Overseas SMA Completion Portfolio ($22,439)	MSCI EAFE Index (Net) ($20,227)	MSCI EAFE Value Index (Net) ($23,028)
09/12/19	$10,000	$10,000	$10,000
09/30/19	$9,925	$9,940	$9,961
10/31/19	$10,458	$10,297	$10,321
11/30/19	$10,767	$10,413	$10,362
12/31/19	$11,102	$10,751	$10,740
01/31/20	$10,823	$10,527	$10,352
02/29/20	$9,936	$9,575	$9,372
03/31/20	$7,908	$8,297	$7,712
04/30/20	$8,669	$8,833	$8,124
05/31/20	$9,083	$9,218	$8,371
06/30/20	$9,319	$9,532	$8,670
07/31/20	$9,573	$9,754	$8,687
08/31/20	$10,257	$10,255	$9,195
09/30/20	$9,961	$9,989	$8,773
10/31/20	$9,691	$9,590	$8,420
11/30/20	$11,178	$11,077	$10,014
12/31/20	$11,921	$11,592	$10,458
01/31/21	$11,981	$11,468	$10,376
02/28/21	$12,401	$11,726	$10,871
03/31/21	$13,018	$11,995	$11,236
04/30/21	$13,310	$12,356	$11,451
05/31/21	$13,738	$12,759	$11,848
06/30/21	$13,113	$12,615	$11,575
07/31/21	$13,104	$12,710	$11,546
08/31/21	$13,413	$12,935	$11,677
09/30/21	$12,718	$12,559	$11,463
10/31/21	$12,881	$12,868	$11,646
11/30/21	$11,981	$12,269	$10,945
12/31/21	$12,647	$12,897	$11,597
01/31/22	$12,528	$12,274	$11,718
02/28/22	$12,042	$12,057	$11,558
03/31/22	$11,849	$12,135	$11,636
04/30/22	$11,216	$11,350	$11,047
05/31/22	$11,391	$11,435	$11,319
06/30/22	$10,162	$10,374	$10,192
07/31/22	$10,473	$10,891	$10,404
08/31/22	$10,134	$10,373	$10,053
09/30/22	$9,364	$9,403	$9,152
10/31/22	$9,786	$9,909	$9,742
11/30/22	$10,996	$11,025	$10,813
12/31/22	$11,200	$11,034	$10,949
01/31/23	$11,982	$11,927	$11,795
02/28/23	$11,591	$11,678	$11,629
03/31/23	$11,648	$11,968	$11,599
04/30/23	$12,077	$12,305	$11,973
05/31/23	$11,477	$11,785	$11,328
06/30/23	$11,772	$12,321	$11,965
07/31/23	$12,192	$12,720	$12,509
08/31/23	$11,839	$12,232	$12,138
09/30/23	$11,410	$11,815	$12,035
10/31/23	$11,067	$11,336	$11,506
11/30/23	$12,106	$12,388	$12,418
12/31/23	$12,886	$13,046	$13,024
01/31/24	$12,563	$13,121	$13,016
02/29/24	$12,422	$13,361	$13,039
03/31/24	$12,805	$13,801	$13,608
04/30/24	$12,574	$13,447	$13,469
05/31/24	$13,310	$13,968	$14,000
06/30/24	$12,856	$13,742	$13,610
07/31/24	$13,703	$14,146	$14,248
08/31/24	$14,187	$14,606	$14,613
09/30/24	$14,449	$14,740	$14,820
10/31/24	$13,582	$13,939	$14,124
11/30/24	$14,136	$13,860	$14,015
12/31/24	$13,673	$13,545	$13,765
01/31/25	$14,263	$14,256	$14,467
02/28/25	$14,584	$14,533	$15,006
03/31/25	$15,164	$14,474	$15,356
04/30/25	$15,925	$15,137	$15,979
05/31/25	$16,783	$15,830	$16,620
06/30/25	$17,373	$16,179	$16,909
07/31/25	$17,737	$15,951	$16,953
08/31/25	$18,799	$16,632	$17,923
09/30/25	$19,131	$16,950	$18,159
10/31/25	$18,970	$17,149	$18,297
11/30/25	$19,796	$17,256	$18,794
12/31/25	$20,122	$17,773	$19,580
01/31/26	$21,137	$18,701	$20,696
02/28/26	$22,130	$19,566	$21,922
03/31/26	$19,824	$17,553	$19,971
04/30/26	$20,817	$18,860	$21,182
05/31/26	$20,685	$19,439	$21,618
06/30/26	$20,365	$19,452	$21,466
07/31/26	$21,270	$19,833	$22,700
08/31/26	$22,439	$20,227	$23,028
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Overseas SMA Completion Portfolio	19.36	10.84	12.29
MSCI EAFE Index (Net)	21.62	9.35	10.64
MSCI EAFE Value Index (Net)	28.49	14.55	12.71

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$22,625,341
Total number of portfolio holdings	44
Management services fees (represents 0.0% of Fund average net assets)	$-
Portfolio turnover for the reporting period	38%

Overseas SMA Completion Portfolio | ASR307-00_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	42.1%
Italy	10.3%
Greece	5.7%
Netherlands	4.5%
United Kingdom	3.8%
Singapore	3.3%
Poland	3.0%
Norway	3.0%
Canada	2.7%
Jersey	2.7%
Other	18.8%

Top Holdings

Table Summary
Piraeus Bank SA	5.7%
Mebuki Financial Group, Inc.	5.5%
BPER Banca SPA	5.3%
ASR Nederland NV	4.5%
Toyota Tsusho Corp.	4.1%
TP Icap Group PLC	3.8%
Tokyo Tatemono Co., Ltd.	3.6%
Daiwabo Holdings Co., Ltd.	3.3%
Venture Corp., Ltd.	3.3%
Macnica Holdings, Inc.	3.3%

Equity Sector Allocation

Table Summary
Financials	33.7%
Industrials	15.1%
Information Technology	12.0%
Consumer Discretionary	9.5%
Consumer Staples	7.3%
Energy	4.7%
Health Care	4.6%
Materials	4.3%
Real Estate	3.6%
Communication Services	3.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Overseas SMA Completion Portfolio | ASR307-00_(10/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Audit fees (a)	567,539	560,592	0	0
Audit-related fees (b)	25,000	25,000	0	0
Tax fees (c)	263,443	271,073	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Contrarian Core Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Contrarian Core Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 11.0%
Diversified Telecommunication Services 0.3%
Space Exploration Technologies Corp., Class A(a)	337,371	48,476,839
Entertainment 3.0%
Netflix, Inc.(a)	1,616,631	131,027,942
Take-Two Interactive Software, Inc.(a)	675,554	148,419,214
Walt Disney Co. (The)	2,601,423	279,783,044
Total		559,230,200
Interactive Media & Services 7.7%
Alphabet, Inc., Class A	1,643,769	557,813,010
Alphabet, Inc., Class C	1,351,195	453,204,315
Meta Platforms, Inc., Class A	750,337	429,447,879
Total		1,440,465,204
Total Communication Services		2,048,172,243
Consumer Discretionary 10.0%
Automobiles 1.4%
Tesla, Inc.(a)	721,867	265,610,963
Broadline Retail 6.1%
Amazon.com, Inc.(a)	3,675,293	954,730,862
eBay, Inc.	1,810,350	187,479,846
Total		1,142,210,708
Hotels, Restaurants & Leisure 1.3%
DoorDash, Inc., Class A(a)	468,186	108,497,423
Starbucks Corp.	1,309,627	139,147,869
Total		247,645,292
Household Durables 0.8%
PulteGroup, Inc.	1,133,968	143,242,838
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	526,405	64,953,113
Total Consumer Discretionary		1,863,662,914
Consumer Staples 0.9%
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	1,596,857	167,462,394
Total Consumer Staples		167,462,394
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	1,333,981	274,986,843
ConocoPhillips Co.	1,219,419	161,560,823
EOG Resources, Inc.	829,106	120,187,206
Total		556,734,872
Total Energy		556,734,872
Financials 13.7%
Banks 3.5%
Bank of America Corp.	4,532,187	280,723,663
JPMorgan Chase & Co.	626,738	223,131,262
Wells Fargo & Co.	1,725,351	149,053,073
Total		652,907,998
Capital Markets 4.0%
Charles Schwab Corp. (The)	2,574,931	282,778,922
Morgan Stanley	1,344,183	286,741,118
S&P Global, Inc.	389,160	169,611,494
Total		739,131,534
Financial Services 5.8%
Berkshire Hathaway, Inc., Class B(a)	739,694	372,827,967
Block, Inc., Class A(a)	1,688,767	138,512,670
MasterCard, Inc., Class A	357,030	210,401,349
Visa, Inc., Class A	965,206	366,170,200
Total		1,087,912,186
Insurance 0.4%
Aon PLC, Class A	214,574	68,989,833
Total Financials		2,548,941,551
Health Care 10.6%
Biotechnology 2.9%
AbbVie, Inc.	724,042	185,658,850
Insmed, Inc.(a)	774,258	94,320,109
Vertex Pharmaceuticals, Inc.(a)	490,329	266,993,947
Total		546,972,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.3%
DexCom, Inc.(a)	590,909	53,808,173
Intuitive Surgical, Inc.(a)	54,308	20,466,513
Stryker Corp.	504,317	163,297,845
Total		237,572,531
Health Care Providers & Services 1.3%
Cigna Group (The)	407,735	112,567,479
UnitedHealth Group, Inc.	314,921	122,633,387
Total		235,200,866
Life Sciences Tools & Services 2.7%
Danaher Corp.	873,723	186,592,284
IQVIA Holdings, Inc.(a)	217,770	56,879,346
Thermo Fisher Scientific, Inc.	330,538	203,975,000
Waters Corp.(a)	146,299	60,659,954
Total		508,106,584
Pharmaceuticals 2.4%
Eli Lilly & Co.	379,211	438,644,740
Total Health Care		1,966,497,627
Industrials 8.5%
Aerospace & Defense 2.5%
Boeing Co. (The)(a)	960,041	199,477,319
Honeywell Aerospace, Inc.(a)	1,008,553	159,462,315
RTX Corp.	484,189	100,580,581
Total		459,520,215
Building Products 0.6%
Carrier Global Corp.	1,911,043	111,260,923
Commercial Services & Supplies 0.5%
Waste Management, Inc.	412,183	90,235,102
Electrical Equipment 1.6%
Eaton Corp. PLC	563,511	226,463,801
GE Vernova, Inc.	83,208	74,764,884
Total		301,228,685
Industrial Conglomerates 0.8%
Honeywell International, Inc.	735,785	157,112,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.0%
AGCO Corp.	422,564	49,993,547
Illinois Tool Works, Inc.	469,523	129,292,548
PACCAR, Inc.	666,735	82,761,816
Stanley Black & Decker, Inc.	1,056,161	101,782,236
Total		363,830,147
Professional Services 0.5%
Jacobs Solutions, Inc.	660,580	98,459,449
Total Industrials		1,581,646,692
Information Technology 38.4%
Electronic Equipment, Instruments & Components 2.1%
TE Connectivity PLC	1,893,388	388,617,887
IT Services 0.1%
Okta, Inc.(a)	139,742	24,180,956
Semiconductors & Semiconductor Equipment 18.7%
Applied Materials, Inc.	432,876	198,426,029
Broadcom, Inc.	1,621,244	600,411,503
Lam Research Corp.	641,123	193,292,173
Marvell Technology, Inc.	688,933	145,819,559
Micron Technology, Inc.	462,364	443,282,238
NVIDIA Corp.	7,468,464	1,648,887,482
Texas Instruments, Inc.	987,920	257,758,207
Total		3,487,877,191
Software 10.3%
Microsoft Corp.	2,456,030	1,245,919,459
Oracle Corp.	845,846	126,132,556
Palantir Technologies, Inc., Class A(a)	740,359	137,988,110
Palo Alto Networks, Inc.(a)	288,729	110,332,013
Salesforce, Inc.	430,615	110,900,587
Synopsys, Inc.(a)	406,200	178,561,458
Total		1,909,834,183
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	3,563,691	1,129,155,493
Dell Technologies, Inc.	444,453	202,675,013
Total		1,331,830,506
Total Information Technology		7,142,340,723
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Contrarian Core Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.0%
Chemicals 1.0%
International Flavors & Fragrances, Inc.	1,529,215	132,017,131
Sherwin-Williams Co. (The)	156,992	53,190,460
Total		185,207,591
Total Materials		185,207,591
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	193,499	202,539,273
Total Real Estate		202,539,273
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	1,029,760	139,666,349
Public Service Enterprise Group, Inc.	586,114	42,979,739
Total		182,646,088
Total Utilities		182,646,088
Total Common Stocks (Cost $9,154,953,533)		18,445,851,968

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	153,121,507	153,044,946
Total Money Market Funds (Cost $153,025,684)		153,044,946
Total Investments in Securities (Cost: $9,307,979,217)		18,598,896,914
Other Assets & Liabilities, Net		(3,247,851)
Net Assets		18,595,649,063
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	138,367,138	3,763,851,827	(3,749,180,969)	6,950	153,044,946	(72,697)	9,829,674	153,121,507
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,048,172,243	—	—	2,048,172,243
Consumer Discretionary	1,863,662,914	—	—	1,863,662,914
Consumer Staples	167,462,394	—	—	167,462,394
Energy	556,734,872	—	—	556,734,872
Financials	2,548,941,551	—	—	2,548,941,551
Health Care	1,966,497,627	—	—	1,966,497,627
Industrials	1,581,646,692	—	—	1,581,646,692
Information Technology	7,142,340,723	—	—	7,142,340,723
Materials	185,207,591	—	—	185,207,591
Real Estate	202,539,273	—	—	202,539,273
Utilities	182,646,088	—	—	182,646,088
Total Common Stocks	18,445,851,968	—	—	18,445,851,968
Money Market Funds	153,044,946	—	—	153,044,946
Total Investments in Securities	18,598,896,914	—	—	18,598,896,914
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Contrarian Core Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $9,154,953,533)	$18,445,851,968
Affiliated issuers (cost $153,025,684)	153,044,946
Receivable for:
Investments sold	79,979,200
Capital shares sold	43,614,305
Dividends	13,428,288
Foreign tax reclaims	369,211
Prepaid expenses	50,965
Deferred compensation of board members	1,392,655
Total assets	18,737,731,538
Liabilities
Payable for:
Investments purchased	85,276,193
Capital shares redeemed	52,166,062
Management services fees	912,398
Distribution and/or service fees	88,958
Transfer agent fees	1,607,825
Compensation of board members	15,942
Other expenses	237,581
Deferred compensation of board members	1,777,516
Total liabilities	142,082,475
Net assets applicable to outstanding capital stock	$18,595,649,063
Represented by
Paid in capital	8,119,187,596
Total distributable earnings (loss)	10,476,461,467
Total - representing net assets applicable to outstanding capital stock	$18,595,649,063
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
7

Statement of Assets and Liabilities (continued)
August 31, 2026
Class A
Net assets	$2,909,520,336
Shares outstanding	67,992,198
Net asset value per share	$42.79
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$45.40
Class C
Net assets	$272,208,593
Shares outstanding	7,970,095
Net asset value per share	$34.15
Institutional Class
Net assets	$9,077,543,008
Shares outstanding	208,799,208
Net asset value per share	$43.47
Institutional 2 Class
Net assets	$813,970,747
Shares outstanding	18,150,175
Net asset value per share	$44.85
Institutional 3 Class
Net assets	$4,199,443,138
Shares outstanding	93,501,142
Net asset value per share	$44.91
Class R
Net assets	$153,194,040
Shares outstanding	3,589,927
Net asset value per share	$42.67
Class S
Net assets	$1,169,769,201
Shares outstanding	26,904,659
Net asset value per share	$43.48
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Contrarian Core Fund  | 2026

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$169,377,354
Dividends — affiliated issuers	9,829,674
Interfund lending	574
Total income	179,207,602
Expenses:
Management services fees	100,926,880
Distribution and/or service fees
Class A	6,965,896
Class C	2,699,977
Class R	759,673
Transfer agent fees
Class A	3,296,625
Class C	319,573
Institutional Class	9,129,280
Institutional 2 Class	412,657
Institutional 3 Class	154,237
Class R	179,829
Class S	1,382,793
Custodian fees	76,398
Printing and postage fees	492,876
Registration fees	426,734
Accounting services fees	33,225
Legal fees	243,622
Compensation of chief compliance officer	2,603
Compensation of board members	174,402
Deferred compensation of board members	112,741
Other	221,973
Total expenses	128,011,994
Expense reduction	(2,711)
Total net expenses	128,009,283
Net investment income	51,198,319
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,636,764,162
Investments — affiliated issuers	(72,697)
Net realized gain	1,636,691,465
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,291,826,731
Investments — affiliated issuers	6,950
Net change in unrealized appreciation (depreciation)	1,291,833,681
Net realized and unrealized gain	2,928,525,146
Net increase in net assets resulting from operations	$2,979,723,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$51,198,319	$53,373,572
Net realized gain	1,636,691,465	841,602,973
Net change in unrealized appreciation (depreciation)	1,291,833,681	1,202,497,824
Net increase in net assets resulting from operations	2,979,723,465	2,097,474,369
Distributions to shareholders
Net investment income and net realized gains
Class A	(188,123,877)	(223,978,875)
Class C	(22,721,754)	(28,924,780)
Institutional Class	(488,109,204)	(540,705,300)
Institutional 2 Class	(52,571,978)	(66,173,337)
Institutional 3 Class	(272,892,486)	(333,013,353)
Class R	(10,261,106)	(12,469,008)
Class S	(81,414,549)	(100,065,516)
Total distributions to shareholders	(1,116,094,954)	(1,305,330,169)
Increase in net assets from capital stock activity	1,180,616,032	145,167,890
Total increase in net assets	3,044,244,543	937,312,090
Net assets at beginning of year	15,551,404,520	14,614,092,430
Net assets at end of year	$18,595,649,063	$15,551,404,520
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Contrarian Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,392,584	172,680,893	6,148,514	221,026,525
Distributions reinvested	4,545,433	172,635,560	5,670,423	204,021,810
Shares redeemed	(10,338,599)	(408,913,846)	(10,558,553)	(378,798,385)
Net increase (decrease)	(1,400,582)	(63,597,393)	1,260,384	46,249,950
Advisor Class
Shares sold	—	—	1,256,291	49,505,203
Shares redeemed	—	—	(20,953,039)	(839,362,650)
Net decrease	—	—	(19,696,748)	(789,857,447)
Class C
Shares sold	1,241,655	39,342,182	1,524,178	44,951,386
Distributions reinvested	721,720	21,998,029	950,596	28,080,615
Shares redeemed	(2,592,188)	(82,053,395)	(3,356,887)	(99,373,611)
Net decrease	(628,813)	(20,713,184)	(882,113)	(26,341,610)
Institutional Class
Shares sold	72,254,746	2,836,178,096	47,876,070	1,791,792,355
Distributions reinvested	11,969,176	460,932,990	13,941,334	508,022,204
Shares redeemed	(43,566,785)	(1,759,593,554)	(63,755,211)	(2,365,835,110)
Net increase (decrease)	40,657,137	1,537,517,532	(1,937,807)	(66,020,551)
Institutional 2 Class
Shares sold	2,851,577	118,495,555	2,976,021	112,913,841
Distributions reinvested	1,320,296	52,428,961	1,760,970	66,018,787
Shares redeemed	(5,427,711)	(225,668,488)	(6,378,150)	(238,801,853)
Net decrease	(1,255,838)	(54,743,972)	(1,641,159)	(59,869,225)
Institutional 3 Class
Shares sold	11,035,533	455,893,517	16,569,594	618,666,046
Distributions reinvested	5,547,495	220,512,911	7,216,512	270,835,711
Shares redeemed	(19,665,523)	(822,447,223)	(24,040,421)	(915,229,458)
Net decrease	(3,082,495)	(146,040,795)	(254,315)	(25,727,701)
Class R
Shares sold	203,951	8,028,355	410,439	14,887,280
Distributions reinvested	270,022	10,244,618	345,159	12,425,714
Shares redeemed	(798,350)	(31,594,795)	(752,541)	(26,945,440)
Net increase (decrease)	(324,377)	(13,321,822)	3,057	367,554
Class S
Shares sold	1,580,650	62,926,736	30,389,484	1,147,051,710
Distributions reinvested	2,113,139	81,398,107	2,745,973	100,063,243
Shares redeemed	(4,990,940)	(202,809,177)	(4,933,647)	(180,748,033)
Net increase (decrease)	(1,297,151)	(58,484,334)	28,201,810	1,066,366,920
Total net increase	32,667,881	1,180,616,032	5,053,109	145,167,890
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$38.80	0.03	6.73	6.76	(0.04)	(2.73)	(2.77)
Year Ended 8/31/2025	$36.94	0.05	5.15	5.20	(0.12)	(3.22)	(3.34)
Year Ended 8/31/2024	$29.86	0.13	7.85	7.98	(0.11)	(0.79)	(0.90)
Year Ended 8/31/2023	$27.82	0.11	4.46	4.57	(0.06)	(2.47)	(2.53)
Year Ended 8/31/2022	$36.54	0.10	(4.35)	(4.25)	(0.07)	(4.40)	(4.47)
Class C
Year Ended 8/31/2026	$31.68	(0.21)	5.41	5.20	—	(2.73)	(2.73)
Year Ended 8/31/2025	$30.84	(0.18)	4.24	4.06	—	(3.22)	(3.22)
Year Ended 8/31/2024	$25.15	(0.09)	6.57	6.48	—	(0.79)	(0.79)
Year Ended 8/31/2023	$23.94	(0.08)	3.76	3.68	—	(2.47)	(2.47)
Year Ended 8/31/2022	$32.19	(0.12)	(3.73)	(3.85)	—	(4.40)	(4.40)
Institutional Class
Year Ended 8/31/2026	$39.37	0.14	6.82	6.96	(0.13)	(2.73)	(2.86)
Year Ended 8/31/2025	$37.44	0.14	5.22	5.36	(0.21)	(3.22)	(3.43)
Year Ended 8/31/2024	$30.25	0.22	7.94	8.16	(0.18)	(0.79)	(0.97)
Year Ended 8/31/2023	$28.16	0.18	4.52	4.70	(0.14)	(2.47)	(2.61)
Year Ended 8/31/2022	$36.92	0.18	(4.38)	(4.20)	(0.16)	(4.40)	(4.56)
Institutional 2 Class
Year Ended 8/31/2026	$40.52	0.17	7.05	7.22	(0.16)	(2.73)	(2.89)
Year Ended 8/31/2025	$38.44	0.18	5.36	5.54	(0.24)	(3.22)	(3.46)
Year Ended 8/31/2024	$31.03	0.25	8.15	8.40	(0.20)	(0.79)	(0.99)
Year Ended 8/31/2023	$28.82	0.21	4.63	4.84	(0.16)	(2.47)	(2.63)
Year Ended 8/31/2022	$37.68	0.21	(4.49)	(4.28)	(0.18)	(4.40)	(4.58)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Contrarian Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$42.79	18.32%	0.98%	0.98% (c)	0.08%	56%	$2,909,520
Year Ended 8/31/2025	$38.80	14.79%	0.98%	0.98% (c)	0.15%	48%	$2,692,111
Year Ended 8/31/2024	$36.94	27.42%	0.99%	0.97% (c)	0.40%	51%	$2,516,816
Year Ended 8/31/2023	$29.86	18.28%	1.00%	0.98% (c)	0.41%	40%	$1,845,563
Year Ended 8/31/2022	$27.82	(13.34% )	0.99%	0.99% (c)	0.32%	49%	$1,671,377
Class C
Year Ended 8/31/2026	$34.15	17.44%	1.73%	1.73% (c)	(0.66% )	56%	$272,209
Year Ended 8/31/2025	$31.68	13.93%	1.73%	1.73% (c)	(0.60% )	48%	$272,424
Year Ended 8/31/2024	$30.84	26.45%	1.74%	1.72% (c)	(0.35% )	51%	$292,411
Year Ended 8/31/2023	$25.15	17.38%	1.75%	1.73% (c)	(0.34% )	40%	$304,121
Year Ended 8/31/2022	$23.94	(13.95% )	1.74%	1.74% (c)	(0.44% )	49%	$378,576
Institutional Class
Year Ended 8/31/2026	$43.47	18.62%	0.73%	0.73% (c)	0.33%	56%	$9,077,543
Year Ended 8/31/2025	$39.37	15.06%	0.73%	0.73% (c)	0.40%	48%	$6,619,326
Year Ended 8/31/2024	$37.44	27.72%	0.74%	0.72% (c)	0.65%	51%	$6,367,104
Year Ended 8/31/2023	$30.25	18.58%	0.75%	0.73% (c)	0.66%	40%	$4,866,117
Year Ended 8/31/2022	$28.16	(13.09% )	0.74%	0.74% (c)	0.57%	49%	$4,351,597
Institutional 2 Class
Year Ended 8/31/2026	$44.85	18.73%	0.66%	0.66%	0.40%	56%	$813,971
Year Ended 8/31/2025	$40.52	15.13%	0.66%	0.66%	0.47%	48%	$786,383
Year Ended 8/31/2024	$38.44	27.81%	0.67%	0.65%	0.73%	51%	$809,026
Year Ended 8/31/2023	$31.03	18.66%	0.68%	0.66%	0.73%	40%	$810,032
Year Ended 8/31/2022	$28.82	(13.03% )	0.67%	0.67%	0.64%	49%	$667,505
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2026	$40.58	0.19	7.05	7.24	(0.18)	(2.73)	(2.91)
Year Ended 8/31/2025	$38.48	0.19	5.38	5.57	(0.25)	(3.22)	(3.47)
Year Ended 8/31/2024	$31.06	0.26	8.16	8.42	(0.21)	(0.79)	(1.00)
Year Ended 8/31/2023	$28.85	0.22	4.63	4.85	(0.17)	(2.47)	(2.64)
Year Ended 8/31/2022	$37.72	0.22	(4.49)	(4.27)	(0.20)	(4.40)	(4.60)
Class R
Year Ended 8/31/2026	$38.75	(0.07)	6.72	6.65	—	(2.73)	(2.73)
Year Ended 8/31/2025	$36.90	(0.04)	5.14	5.10	(0.03)	(3.22)	(3.25)
Year Ended 8/31/2024	$29.84	0.05	7.84	7.89	(0.04)	(0.79)	(0.83)
Year Ended 8/31/2023	$27.80	0.04	4.47	4.51	—	(2.47)	(2.47)
Year Ended 8/31/2022	$36.52	0.02	(4.34)	(4.32)	—	(4.40)	(4.40)
Class S
Year Ended 8/31/2026	$39.37	0.14	6.83	6.97	(0.13)	(2.73)	(2.86)
Year Ended 8/31/2025(d)	$37.52	0.13	5.15	5.28	(0.21)	(3.22)	(3.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Contrarian Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2026	$44.91	18.76%	0.61%	0.61%	0.45%	56%	$4,199,443
Year Ended 8/31/2025	$40.58	15.22%	0.62%	0.61%	0.52%	48%	$3,919,180
Year Ended 8/31/2024	$38.48	27.87%	0.62%	0.60%	0.77%	51%	$3,726,764
Year Ended 8/31/2023	$31.06	18.70%	0.63%	0.61%	0.78%	40%	$2,916,211
Year Ended 8/31/2022	$28.85	(13.00% )	0.62%	0.62%	0.69%	49%	$2,642,362
Class R
Year Ended 8/31/2026	$42.67	18.03%	1.23%	1.23% (c)	(0.17% )	56%	$153,194
Year Ended 8/31/2025	$38.75	14.50%	1.23%	1.23% (c)	(0.10% )	48%	$151,677
Year Ended 8/31/2024	$36.90	27.07%	1.24%	1.22% (c)	0.15%	51%	$144,334
Year Ended 8/31/2023	$29.84	17.99%	1.25%	1.23% (c)	0.16%	40%	$122,288
Year Ended 8/31/2022	$27.80	(13.55% )	1.24%	1.24% (c)	0.07%	49%	$113,472
Class S
Year Ended 8/31/2026	$43.48	18.64%	0.73%	0.73% (c)	0.33%	56%	$1,169,769
Year Ended 8/31/2025 (d)	$39.37	14.82%	0.74%	0.73%	0.40%	48%	$1,110,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Contrarian Core Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.555% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.597% of the Fund’s average daily net assets.
18
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,711.
Columbia Contrarian Core Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	1,368,522
Class C	—	1.00 (b)	22,118

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.00	0.99
Class C	1.75	1.74
Institutional Class	0.75	0.74
Institutional 2 Class	0.68	0.67
Institutional 3 Class	0.63	0.63
Class R	1.25	1.24
Class S	0.75	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
20
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(70,920,000)	70,920,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
123,541,430	992,553,524	1,116,094,954	111,280,927	1,194,049,242	1,305,330,169
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
186,306,207	1,084,897,076	—	9,207,035,700
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
9,391,861,214	9,301,688,026	(94,652,326)	9,207,035,700
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Contrarian Core Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,482,053,620 and $9,354,438,192, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	960,000	4.28	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
22
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 34.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Contrarian Core Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Contrarian Core Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Contrarian Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Contrarian Core Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Contrarian Core Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
69.82%	67.99%	$1,424,330,131
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Contrarian Core Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Contrarian Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Contrarian Core Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
28
Columbia Contrarian Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Contrarian Core Fund  | 2026
29

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN133_(10/26)

Columbia Emerging Markets Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.0%
Issuer	Shares	Value ($)
Brazil 4.2%
Banco BTG Pactual SA	224,180	2,373,520
Embraer SA, ADR	180,778	12,936,474
MercadoLibre, Inc.(a)	2,847	5,512,361
NU Holdings Ltd., Class A(a)	577,101	8,396,820
Petroleo Brasileiro SA, ADR	311,041	6,018,643
Total		35,237,818
China 17.1%
Alibaba Group Holding Ltd.	1,631,100	23,316,194
Atour Lifestyle Holdings Ltd., ADR	142,935	4,999,866
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	4,559,000	5,511,060
China Jushi Co., Ltd., Class A	651,000	4,248,181
China Resources Land Ltd.	2,368,500	9,057,050
Contemporary Amperex Technology Co., Ltd., Class A	223,740	12,090,611
Fuyao Glass Industry Group Co., Ltd., Class A	270,686	2,276,092
Hansoh Pharmaceutical Group Co., Ltd.	500,000	2,246,207
Lenovo Group Ltd.	556,000	2,130,204
Montage Technology Co., Ltd., Class A	97,328	2,959,831
Naura Technology Group Co., Ltd., Class A	27,619	2,874,501
New Horizon Health Ltd.(a),(b),(c)	1,356,000	0
Ping An Insurance Group Co. of China Ltd., Class H	1,442,000	10,342,827
Sieyuan Electric Co., Ltd., Class A	248,400	5,172,422
Tencent Holdings Ltd.	441,100	25,334,660
Weichai Power Co., Ltd., Class H	1,037,000	4,189,018
WuXi Biologics Cayman, Inc.(a)	1,017,000	6,307,489
WuXi XDC Cayman, Inc.(a)	282,500	2,510,187
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	253,200	4,899,089
Zhongji Innolight Co., Ltd., Class H(a),(d)	21,000	2,756,795
Zijin Mining Group Co., Ltd., Class H	2,132,000	9,941,253
Total		143,163,538
Finland 0.4%
Amer Sports, Inc.(a)	112,386	3,433,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 6.1%
Aktor SA Holding Co. Technical and Energy Projects(a)	583,329	6,970,430
Eurobank SA	2,616,203	13,877,370
National Bank of Greece SA	229,400	4,483,288
Piraeus Bank SA(a)	1,508,331	17,946,053
Public Power Corp. SA	276,416	7,682,669
Total		50,959,810
Hong Kong 0.3%
Hong Kong Exchanges and Clearing Ltd.	46,500	2,514,090
Hungary 1.1%
OTP Bank Nyrt	65,065	9,358,476
India 5.6%
360 ONE WAM Ltd.	229,984	2,836,318
Bajaj Finance Ltd.	277,571	3,077,551
Bharat Electronics Ltd.	1,010,467	4,394,804
Bharti Airtel Ltd.	482,661	9,174,705
Cholamandalam Investment and Finance Co., Ltd.	136,312	2,655,171
Eicher Motors Ltd.	30,363	2,535,360
Eternal Ltd.(a)	1,651,570	5,682,071
Larsen & Toubro Ltd.	97,796	4,146,007
NTPC Ltd.	595,954	2,047,623
Phoenix Mills Ltd. (The)	266,555	5,312,732
Polycab India Ltd.	48,596	4,816,159
Total		46,678,501
Mexico 1.7%
BBB Foods, Inc., Class A(a)	189,980	9,227,328
Vista Energy SAB de CV, ADR(a)	72,271	5,164,486
Total		14,391,814
Poland 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	314,097	9,604,292
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(e)	5,893,953	0
South Africa 4.0%
Capitec Ltd.	58,303	16,847,469
FirstRand Ltd.	1,810,525	10,717,237
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Valterra Platinum Ltd.	73,095	6,246,243
Total		33,810,949
South Korea 24.3%
APR Corp.	14,113	4,779,110
Coupang, Inc., Class A(a)	210,561	3,381,610
Doosan Co., Ltd.	5,901	5,400,515
Hanwha Aerospace Co., Ltd.	9,637	7,737,396
HD Hyundai Co., Ltd.	16,905	2,693,372
HD Hyundai Electric Co., Ltd.	9,560	5,423,256
HD Hyundai Heavy Industries Co., Ltd.	10,021	3,279,446
HD Hyundai Marine Solution Co., Ltd.	40,560	6,132,384
Samsung Biologics Co., Ltd.(a)	3,244	3,596,457
Samsung Electro-Mechanics Co., Ltd.	23,011	24,267,976
Samsung Electronics Co., Ltd.	396,049	74,767,276
SK Hynix, Inc.	46,252	55,978,232
SK Square Co., Ltd.(a)	9,137	6,831,218
Total		204,268,248
Taiwan 29.3%
Accton Technology Corp.	152,995	9,795,146
ASPEED Technology, Inc.	10,300	5,211,747
Chroma ATE, Inc.	151,000	9,333,578
Delta Electronics, Inc.	273,000	15,838,038
Elite Material Co., Ltd.	90,000	15,548,447
Gold Circuit Electronics Ltd.	260,000	9,538,759
Jentech Precision Industrial Co., Ltd.	52,000	9,812,009
King Yuan Electronics Co., Ltd.	293,150	2,372,483
Lite-On Technology Corp.	981,000	9,423,539
MediaTek, Inc.	59,000	7,299,715
Taiwan Semiconductor Manufacturing Co., Ltd.	1,735,048	130,392,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Unimicron Technology Corp.	681,000	21,430,542
Total		245,996,114
Turkey 1.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S(a)	624,780	4,213,831
BIM Birlesik Magazalar AS	446,018	3,745,781
Europower Enerji Ve Otomasyon Teknolojileri Sanayi Ticaret AS(a)	2,213,761	4,699,608
Total		12,659,220
United Arab Emirates 1.1%
ADNOC Drilling Co. PJSC	2,288,416	3,589,118
Aldar Properties PJSC	1,630,031	3,393,345
Emaar Properties PJSC	807,730	2,351,196
Total		9,333,659
United Kingdom 1.6%
Anglogold Ashanti PLC	119,423	13,413,591
Vietnam 0.5%
Vietnam Technological & Commercial Joint Stock Bank	3,560,700	4,551,361
Total Common Stocks (Cost $415,411,414)		839,374,873

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(f),(g)	3,245,095	3,243,473
Total Money Market Funds (Cost $3,242,993)		3,243,473
Total Investments in Securities (Cost $418,654,407)		842,618,346
Other Assets & Liabilities, Net		(3,212,757)
Net Assets		$839,405,589
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $2,756,795, which represents 0.33% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Emerging Markets Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(f)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	4,170,003	222,612,156	(223,539,166)	480	3,243,473	(3,832)	197,616	3,245,095
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	35,237,818	—	—	35,237,818
China	7,756,661	135,406,876	1	143,163,538
Finland	3,433,392	—	—	3,433,392
Greece	—	50,959,810	—	50,959,810
Hong Kong	—	2,514,090	—	2,514,090
Hungary	—	9,358,476	—	9,358,476
India	—	46,678,501	—	46,678,501
Mexico	14,391,814	—	—	14,391,814
Poland	—	9,604,292	—	9,604,292
Russian Federation	—	—	0 *	0 *
South Africa	—	33,810,949	—	33,810,949
South Korea	3,381,610	200,886,638	—	204,268,248
Taiwan	—	245,996,114	—	245,996,114
Turkey	—	12,659,220	—	12,659,220
United Arab Emirates	—	9,333,659	—	9,333,659
United Kingdom	13,413,591	—	—	13,413,591
Vietnam	—	4,551,361	—	4,551,361
Total Common Stocks	77,614,886	761,759,986	1	839,374,873
Money Market Funds	3,243,473	—	—	3,243,473
Total Investments in Securities	80,858,359	761,759,986	1	842,618,346

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Emerging Markets Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $415,411,414)	$839,374,873
Affiliated issuers (cost $3,242,993)	3,243,473
Foreign currency (cost $58,218)	58,201
Receivable for:
Investments sold	2,504,430
Capital shares sold	387,611
Dividends	395,543
Foreign tax reclaims	49,178
Expense reimbursement due from Investment Manager	12,670
Prepaid expenses	5,732
Deferred compensation of board members	264,613
Total assets	846,296,324
Liabilities
Due to custodian	3,097
Payable for:
Investments purchased	3,600,613
Capital shares redeemed	392,148
Foreign capital gains taxes deferred	2,270,158
Management services fees	75,189
Distribution and/or service fees	4,563
Transfer agent fees	53,255
Compensation of board members	1,721
Other expenses	151,589
Deferred compensation of board members	338,402
Total liabilities	6,890,735
Net assets applicable to outstanding capital stock	$839,405,589
Represented by
Paid in capital	289,455,016
Total distributable earnings (loss)	549,950,573
Total - representing net assets applicable to outstanding capital stock	$839,405,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
7

Statement of Assets and Liabilities (continued)
August 31, 2026
Class A
Net assets	$195,429,148
Shares outstanding	9,297,212
Net asset value per share	$21.02
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.30
Class C
Net assets	$6,268,307
Shares outstanding	332,583
Net asset value per share	$18.85
Institutional Class
Net assets	$219,379,794
Shares outstanding	10,219,798
Net asset value per share	$21.47
Institutional 2 Class
Net assets	$30,748,377
Shares outstanding	1,417,034
Net asset value per share	$21.70
Institutional 3 Class
Net assets	$356,028,317
Shares outstanding	16,309,746
Net asset value per share	$21.83
Class S
Net assets	$31,551,646
Shares outstanding	1,469,911
Net asset value per share	$21.47
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Emerging Markets Fund  | 2026

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$12,828,518
Dividends — affiliated issuers	197,616
Foreign taxes withheld	(1,308,341)
Total income	11,717,793
Expenses:
Management services fees	8,735,712
Distribution and/or service fees
Class A	442,980
Class C	59,253
Transfer agent fees
Class A	226,212
Class C	7,588
Institutional Class	264,374
Institutional 2 Class	27,446
Institutional 3 Class	13,038
Class S	36,837
Custodian fees	263,896
Printing and postage fees	58,374
Registration fees	96,878
Accounting services fees	75,392
Legal fees	26,407
Interest on interfund lending	13,174
Compensation of chief compliance officer	120
Compensation of board members	18,547
Deferred compensation of board members	17,965
Other	93,302
Total expenses	10,477,495
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,399,535)
Expense reduction	(820)
Total net expenses	9,077,140
Net investment income	2,640,653
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	152,025,912
Investments — affiliated issuers	(3,832)
Foreign currency translations	(216,499)
Net realized gain	151,805,581
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	144,633,805
Investments — affiliated issuers	480
Foreign currency translations	(9,559)
Foreign capital gains tax	666,124
Net change in unrealized appreciation (depreciation)	145,290,850
Net realized and unrealized gain	297,096,431
Net increase in net assets resulting from operations	$299,737,084
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$2,640,653	$3,148,908
Net realized gain	151,805,581	268,968,024
Net change in unrealized appreciation (depreciation)	145,290,850	(128,405,267)
Net increase in net assets resulting from operations	299,737,084	143,711,665
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,205,186)	(1,521,877)
Class C	(273,751)	(19,728)
Institutional Class	(9,125,664)	(2,499,509)
Institutional 2 Class	(2,686,857)	(567,544)
Institutional 3 Class	(15,284,063)	(5,101,108)
Class S	(1,248,783)	(291,012)
Total distributions to shareholders	(35,824,304)	(10,000,778)
Decrease in net assets from capital stock activity	(154,508,491)	(519,472,159)
Total increase (decrease) in net assets	109,404,289	(385,761,272)
Net assets at beginning of year	730,001,300	1,115,762,572
Net assets at end of year	$839,405,589	$730,001,300
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Emerging Markets Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	862,441	15,690,364	534,861	7,255,891
Distributions reinvested	450,543	6,947,371	111,048	1,435,855
Shares redeemed	(1,987,824)	(35,631,895)	(2,296,710)	(31,095,019)
Net decrease	(674,840)	(12,994,160)	(1,650,801)	(22,403,273)
Advisor Class
Shares sold	—	—	151,850	2,065,179
Shares redeemed	—	—	(3,947,669)	(53,182,658)
Net decrease	—	—	(3,795,819)	(51,117,479)
Class C
Shares sold	48,390	809,085	21,772	266,271
Distributions reinvested	19,524	271,386	1,663	19,623
Shares redeemed	(115,194)	(1,919,727)	(148,453)	(1,814,132)
Net decrease	(47,280)	(839,256)	(125,018)	(1,528,238)
Institutional Class
Shares sold	2,047,965	38,371,502	6,476,332	87,134,311
Distributions reinvested	518,547	8,151,556	169,138	2,229,237
Shares redeemed	(4,597,942)	(84,901,082)	(29,293,924)	(404,156,492)
Net decrease	(2,031,430)	(38,378,024)	(22,648,454)	(314,792,944)
Institutional 2 Class
Shares sold	242,514	4,575,216	1,215,662	18,489,060
Distributions reinvested	169,114	2,685,527	42,608	567,110
Shares redeemed	(2,382,421)	(46,183,184)	(1,670,513)	(22,989,227)
Net decrease	(1,970,793)	(38,922,441)	(412,243)	(3,933,057)
Institutional 3 Class
Shares sold	1,034,347	19,235,814	1,690,799	24,710,441
Distributions reinvested	528,905	8,451,901	240,282	3,214,980
Shares redeemed	(4,735,066)	(89,008,557)	(12,160,759)	(176,073,449)
Net decrease	(3,171,814)	(61,320,842)	(10,229,678)	(148,148,028)
Class S
Shares sold	55	1,021	1,794,611	25,526,759
Distributions reinvested	79,439	1,248,783	22,080	291,012
Shares redeemed	(178,232)	(3,303,572)	(248,042)	(3,366,911)
Net increase (decrease)	(98,738)	(2,053,768)	1,568,649	22,450,860
Total net decrease	(7,994,895)	(154,508,491)	(37,293,364)	(519,472,159)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$15.17	0.02	6.59	6.61	(0.00)	(0.76)	—	(0.76)
Year Ended 8/31/2025	$12.92	0.02	2.37	2.39	(0.14)	—	—	(0.14)
Year Ended 8/31/2024	$11.77	0.08	1.07	1.15	—	—	—	—
Year Ended 8/31/2023	$11.89	0.06	(0.18)	(0.12)	—	—	—	—
Year Ended 8/31/2022	$19.06	(0.04)	(6.88)	(6.92)	(0.16)	(0.07)	(0.02)	(0.25)
Class C
Year Ended 8/31/2026	$13.77	(0.11)	5.95	5.84	—	(0.76)	—	(0.76)
Year Ended 8/31/2025	$11.74	(0.08)	2.15	2.07	(0.04)	—	—	(0.04)
Year Ended 8/31/2024	$10.77	(0.02)	0.99	0.97	—	—	—	—
Year Ended 8/31/2023	$10.96	(0.03)	(0.16)	(0.19)	—	—	—	—
Year Ended 8/31/2022	$17.67	(0.15)	(6.35)	(6.50)	(0.12)	(0.07)	(0.02)	(0.21)
Institutional Class
Year Ended 8/31/2026	$15.48	0.06	6.74	6.80	(0.05)	(0.76)	—	(0.81)
Year Ended 8/31/2025	$13.19	0.06	2.40	2.46	(0.17)	—	—	(0.17)
Year Ended 8/31/2024	$11.98	0.11	1.10	1.21	—	—	—	—
Year Ended 8/31/2023	$12.08	0.10	(0.20)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.32	0.01	(6.98)	(6.97)	(0.18)	(0.07)	(0.02)	(0.27)
Institutional 2 Class
Year Ended 8/31/2026	$15.64	0.06	6.83	6.89	(0.07)	(0.76)	—	(0.83)
Year Ended 8/31/2025	$13.32	0.06	2.44	2.50	(0.18)	—	—	(0.18)
Year Ended 8/31/2024	$12.09	0.11	1.12	1.23	—	—	—	—
Year Ended 8/31/2023	$12.18	0.10	(0.19)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.01	(7.02)	(7.01)	(0.18)	(0.07)	(0.02)	(0.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Emerging Markets Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$21.02	45.42%	1.55% (c)	1.37% (c),(d)	0.11%	47%	$195,429
Year Ended 8/31/2025	$15.17	18.67%	1.61% (c),(e)	1.43% (c),(d),(e)	0.14%	56%	$151,249
Year Ended 8/31/2024	$12.92	9.77%	1.54% (c)	1.42% (c),(d)	0.64%	44%	$150,214
Year Ended 8/31/2023	$11.77	(1.01% )	1.50% (c)	1.44% (c),(d)	0.53%	44%	$167,308
Year Ended 8/31/2022	$11.89	(36.71% )	1.44% (c),(e)	1.44% (c),(d),(e)	(0.27% )	48%	$206,162
Class C
Year Ended 8/31/2026	$18.85	44.33%	2.30% (c)	2.12% (c),(d)	(0.66% )	47%	$6,268
Year Ended 8/31/2025	$13.77	17.72%	2.36% (c),(e)	2.18% (c),(d),(e)	(0.63% )	56%	$5,229
Year Ended 8/31/2024	$11.74	9.01%	2.29% (c)	2.18% (c),(d)	(0.14% )	44%	$5,925
Year Ended 8/31/2023	$10.77	(1.73% )	2.25% (c)	2.19% (c),(d)	(0.24% )	44%	$8,091
Year Ended 8/31/2022	$10.96	(37.18% )	2.19% (c),(e)	2.19% (c),(d),(e)	(1.04% )	48%	$10,706
Institutional Class
Year Ended 8/31/2026	$21.47	45.86%	1.30% (c)	1.12% (c),(d)	0.33%	47%	$219,380
Year Ended 8/31/2025	$15.48	18.87%	1.35% (c),(e)	1.18% (c),(d),(e)	0.42%	56%	$189,672
Year Ended 8/31/2024	$13.19	10.10%	1.29% (c)	1.17% (c),(d)	0.91%	44%	$460,366
Year Ended 8/31/2023	$11.98	(0.83% )	1.25% (c)	1.19% (c),(d)	0.84%	44%	$438,829
Year Ended 8/31/2022	$12.08	(36.52% )	1.20% (c),(e)	1.20% (c),(d),(e)	0.05%	48%	$520,117
Institutional 2 Class
Year Ended 8/31/2026	$21.70	45.98%	1.22% (c)	1.05% (c)	0.30%	47%	$30,748
Year Ended 8/31/2025	$15.64	19.02%	1.26% (c),(e)	1.09% (c),(e)	0.44%	56%	$52,996
Year Ended 8/31/2024	$13.32	10.17%	1.20% (c)	1.07% (c)	0.90%	44%	$50,631
Year Ended 8/31/2023	$12.09	(0.74% )	1.15% (c)	1.09% (c)	0.81%	44%	$93,313
Year Ended 8/31/2022	$12.18	(36.44% )	1.09% (c),(e)	1.09% (c),(e)	0.04%	48%	$174,660
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2026	$15.74	0.09	6.84	6.93	(0.08)	(0.76)	—	(0.84)
Year Ended 8/31/2025	$13.40	0.07	2.46	2.53	(0.19)	—	—	(0.19)
Year Ended 8/31/2024	$12.15	0.13	1.12	1.25	—	—	—	—
Year Ended 8/31/2023	$12.24	0.11	(0.20)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.55	0.02	(7.05)	(7.03)	(0.19)	(0.07)	(0.02)	(0.28)
Class S
Year Ended 8/31/2026	$15.48	0.07	6.73	6.80	(0.05)	(0.76)	—	(0.81)
Year Ended 8/31/2025(f)	$14.13	0.05	1.47	1.52	(0.17)	—	—	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022
Class A	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class S	less than 0.01%	less than 0.01%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2025	8/31/2022
Class A	0.02%	less than 0.01%
Class C	0.02%	less than 0.01%
Institutional Class	0.02%	less than 0.01%
Institutional 2 Class	0.02%	less than 0.01%
Institutional 3 Class	0.02%	less than 0.01%

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Emerging Markets Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2026	$21.83	45.98%	1.17% (c)	1.00% (c)	0.46%	47%	$356,028
Year Ended 8/31/2025	$15.74	19.11%	1.21% (c),(e)	1.04% (c),(e)	0.51%	56%	$306,571
Year Ended 8/31/2024	$13.40	10.29%	1.15% (c)	1.03% (c)	1.02%	44%	$398,170
Year Ended 8/31/2023	$12.15	(0.74% )	1.10% (c)	1.05% (c)	0.91%	44%	$460,178
Year Ended 8/31/2022	$12.24	(36.41% )	1.04% (c),(e)	1.04% (c),(e)	0.13%	48%	$529,223
Class S
Year Ended 8/31/2026	$21.47	45.86%	1.30% (c)	1.12% (c),(d)	0.36%	47%	$31,552
Year Ended 8/31/2025 (f)	$15.48	10.96%	1.35% (c)	1.18% (c)	0.38%	56%	$24,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Emerging Markets Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 1.08% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Emerging Markets Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $820.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	45,197
Class C	—	1.00 (b)	242

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.36	1.43
Class C	2.11	2.18
Institutional Class	1.11	1.18
Institutional 2 Class	1.02	1.10
Institutional 3 Class	0.97	1.05
Class S	1.11	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, late-year ordinary losses, trustees’ deferred compensation, foreign currency transactions, distribution reclassifications and foreign capital gains tax. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(177,453)	177,453	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Emerging Markets Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
5,164,064	30,660,240	35,824,304	10,000,778	—	10,000,778
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	133,304,449	—	420,604,640
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
422,013,706	445,404,071	(24,799,431)	420,604,640
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on September 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
1,340,226	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $379,116,978 and $564,787,689, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
22
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,177,778	4.30	27
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Emerging Markets Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 24.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Emerging Markets Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Emerging Markets Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Emerging Markets Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
100.00%	$156,297,125	$1,559,583	$0.04	$12,827,452	$0.33
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
26
Columbia Emerging Markets Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Emerging Markets Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
28
Columbia Emerging Markets Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Emerging Markets Fund  | 2026
29

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN142_(10/26)

Columbia Greater China Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Greater China Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 15.4%
Entertainment 2.8%
NetEase, Inc.	47,200	1,150,243
Interactive Media & Services 12.6%
Tencent Holdings Ltd.	90,000	5,169,166
Zhihu, Inc., ADR(a)	50,105	138,290
Total		5,307,456
Total Communication Services		6,457,699
Consumer Discretionary 19.2%
Automobile Components 1.5%
Fuyao Glass Industry Group Co., Ltd. Class H	46,400	324,456
Hesai Group(a)	146,000	297,253
Total		621,709
Broadline Retail 13.6%
Alibaba Group Holding Ltd.	360,368	5,151,376
PDD Holdings, Inc., ADR(a)	6,536	549,024
Total		5,700,400
Hotels, Restaurants & Leisure 3.0%
Atour Lifestyle Holdings Ltd., ADR	21,259	743,640
Luckin Coffee, Inc., ADR(a)	14,477	518,783
Total		1,262,423
Textiles, Apparel & Luxury Goods 1.1%
Amer Sports, Inc.(a)	15,392	470,226
Total Consumer Discretionary		8,054,758
Energy 2.6%
Energy Equipment & Services 1.8%
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	38,100	737,185
Oil, Gas & Consumable Fuels 0.8%
PetroChina Co., Ltd., Class H	274,000	355,103
Total Energy		1,092,288
Financials 13.6%
Banks 9.5%
China Construction Bank Corp., Class H	2,432,340	2,940,288
China Merchants Bank Co., Ltd., Class H	162,500	1,053,613
Total		3,993,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.3%
Hong Kong Exchanges and Clearing Ltd.	2,800	151,386
Insurance 3.8%
Ping An Insurance Group Co. of China Ltd., Class H	222,000	1,592,308
Total Financials		5,737,595
Health Care 6.4%
Biotechnology 1.0%
Akeso, Inc.(a)	18,000	206,205
Innovent Biologics, Inc.(a)	15,500	204,443
Total		410,648
Health Care Providers & Services —%
New Horizon Health Ltd.(a),(b),(c)	287,500	0
Life Sciences Tools & Services 3.0%
WuXi Biologics Cayman, Inc.(a)	131,000	812,469
WuXi XDC Cayman, Inc.(a)	53,500	475,381
Total		1,287,850
Pharmaceuticals 2.4%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Hansoh Pharmaceutical Group Co., Ltd.	152,000	682,847
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H	54,000	317,047
Total		999,894
Total Health Care		2,698,392
Industrials 11.6%
Electrical Equipment 6.8%
Contemporary Amperex Technology Co., Ltd., Class A	32,280	1,744,368
Harbin Electric Co., Ltd., Class H	190,000	405,675
Sieyuan Electric Co., Ltd., Class A	33,000	687,158
Total		2,837,201
Machinery 3.6%
First Tractor Co., Ltd., Class H	182,000	221,530
Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,500	266,602
Neway Valve Suzhou Co., Ltd., Class A	47,200	357,401
Weichai Power Co., Ltd., Class H	170,000	686,724
Total		1,532,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.8%
Kanzhun Ltd., ADR	20,257	351,662
Trading Companies & Distributors 0.4%
BOC Aviation Ltd.	17,100	163,492
Total Industrials		4,884,612
Information Technology 21.5%
Communications Equipment 2.2%
FOCI Fiber Optic Communications, Inc.(a)	5,000	117,744
Suzhou TFC Optical Communication Co., Ltd., Class A	4,300	168,816
Zhongji Innolight Co., Ltd., Class A	2,700	343,155
Zhongji Innolight Co., Ltd., Class H(a),(d)	2,200	288,807
Total		918,522
Electronic Equipment, Instruments & Components 7.4%
Elite Material Co., Ltd.	2,000	345,521
Kingboard Laminates Holdings Ltd.	157,000	925,022
Shengyi Technology Co., Ltd., Class A	11,600	264,048
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A(a)	7,400	217,689
Unimicron Technology Corp.	37,000	1,164,361
Victory Giant Technology Huizhou Co., Ltd., Class H(a)	7,100	197,607
Total		3,114,248
IT Services 1.0%
GDS Holdings Ltd., ADR(a)	13,178	419,719
Semiconductors & Semiconductor Equipment 9.6%
ASPEED Technology, Inc.	1,100	556,594
InnoScience Suzhou Technology Holding Co., Ltd., Class H(a)	35,000	203,693
Jentech Precision Industrial Co., Ltd.	3,000	566,077
Montage Technology Co., Ltd., Class H	16,000	544,673
Naura Technology Group Co., Ltd., Class A	3,100	322,639
Silergy Corp.	14,000	181,942
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	1,653,341
Total		4,028,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.3%
Beijing Kingsoft Office Software, Inc., Class A	4,197	155,688
Technology Hardware, Storage & Peripherals 1.0%
Lenovo Group Ltd.	110,000	421,443
Total Information Technology		9,058,579
Materials 6.1%
Construction Materials 1.8%
China Jushi Co., Ltd., Class A	118,300	771,981
Metals & Mining 4.3%
China Hongqiao Group Ltd.	114,000	330,687
Zijin Mining Group Co., Ltd., Class H	314,000	1,464,144
Total		1,794,831
Total Materials		2,566,812
Real Estate 2.8%
Real Estate Management & Development 2.8%
China Resources Land Ltd.	146,000	558,298
KE Holdings, Inc., ADR	35,041	602,355
Total		1,160,653
Total Real Estate		1,160,653
Total Common Stocks (Cost $28,522,895)		41,711,388

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(e),(f)	458,638	458,408
Total Money Market Funds (Cost $458,383)		458,408
Total Investments in Securities (Cost: $28,981,278)		42,169,796
Other Assets & Liabilities, Net		(137,302)
Net Assets		42,032,494
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Greater China Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $288,807, which represents 0.69% of total net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	123,613	14,825,642	(14,490,868)	21	458,408	(256)	17,207	458,638
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	138,290	6,319,409	—	6,457,699
Consumer Discretionary	1,762,890	6,291,868	—	8,054,758
Energy	—	1,092,288	—	1,092,288
Financials	—	5,737,595	—	5,737,595
Health Care	—	2,698,392	0 *	2,698,392
Industrials	351,662	4,532,950	—	4,884,612
Information Technology	708,526	8,350,053	—	9,058,579
Materials	—	2,566,812	—	2,566,812
Real Estate	602,355	558,298	—	1,160,653
Total Common Stocks	3,563,723	38,147,665	0 *	41,711,388
Money Market Funds	458,408	—	—	458,408
Total Investments in Securities	4,022,131	38,147,665	0 *	42,169,796

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Greater China Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $28,522,895)	$41,711,388
Affiliated issuers (cost $458,383)	458,408
Receivable for:
Investments sold	493,050
Capital shares sold	9,237
Dividends	2,590
Expense reimbursement due from Investment Manager	395
Prepaid expenses	2,847
Deferred compensation of board members	126,448
Total assets	42,804,363
Liabilities
Payable for:
Investments purchased	499,116
Capital shares redeemed	77,167
Management services fees	3,331
Distribution and/or service fees	552
Transfer agent fees	3,655
Compensation of board members	991
Other expenses	27,855
Deferred compensation of board members	159,202
Total liabilities	771,869
Net assets applicable to outstanding capital stock	$42,032,494
Represented by
Paid in capital	48,075,694
Total distributable earnings (loss)	(6,043,200)
Total - representing net assets applicable to outstanding capital stock	$42,032,494
Class A
Net assets	$26,440,993
Shares outstanding	703,715
Net asset value per share	$37.57
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$39.86
Institutional Class
Net assets	$5,942,048
Shares outstanding	142,075
Net asset value per share	$41.82
Institutional 3 Class
Net assets	$9,649,453
Shares outstanding	230,151
Net asset value per share	$41.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
7

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$819,595
Dividends — affiliated issuers	17,207
Foreign taxes withheld	(55,073)
Total income	781,729
Expenses:
Management services fees	458,015
Distribution and/or service fees
Class A	74,856
Transfer agent fees
Class A	39,566
Institutional Class	9,491
Institutional 3 Class	503
Custodian fees	16,717
Printing and postage fees	14,708
Registration fees	52,867
Accounting services fees	36,390
Legal fees	15,981
Interest on interfund lending	161
Compensation of chief compliance officer	8
Compensation of board members	11,166
Deferred compensation of board members	8,716
Other	17,761
Total expenses	756,906
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,827)
Expense reduction	(160)
Total net expenses	647,919
Net investment income	133,810
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,755,335
Investments — affiliated issuers	(256)
Foreign currency translations	(8,179)
Net realized gain	4,746,900
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,927,420)
Investments — affiliated issuers	21
Foreign currency translations	(576)
Net change in unrealized appreciation (depreciation)	(8,927,975)
Net realized and unrealized loss	(4,181,075)
Net decrease in net assets resulting from operations	$(4,047,265)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Greater China Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$133,810	$257,243
Net realized gain	4,746,900	6,520,586
Net change in unrealized appreciation (depreciation)	(8,927,975)	10,928,244
Net increase (decrease) in net assets resulting from operations	(4,047,265)	17,706,073
Distributions to shareholders
Net investment income and net realized gains
Class A	(561,942)	(293,615)
Institutional Class	(141,029)	(72,629)
Institutional 3 Class	(221,294)	(154,695)
Total distributions to shareholders	(924,265)	(520,939)
Decrease in net assets from capital stock activity	(3,767,724)	(17,935,680)
Total decrease in net assets	(8,739,254)	(750,546)
Net assets at beginning of year	50,771,748	51,522,294
Net assets at end of year	$42,032,494	$50,771,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	44,123	1,771,141	79,002	2,924,947
Distributions reinvested	12,099	504,162	8,024	264,949
Shares redeemed	(97,715)	(4,036,023)	(186,557)	(6,547,214)
Net decrease	(41,493)	(1,760,720)	(99,531)	(3,357,318)
Advisor Class
Shares sold	—	—	3,261	133,275
Shares redeemed	—	—	(8,865)	(326,920)
Net decrease	—	—	(5,604)	(193,645)
Institutional Class
Shares sold	14,179	660,251	122,619	5,123,620
Distributions reinvested	2,385	110,404	1,695	62,081
Shares redeemed	(42,933)	(1,955,191)	(308,590)	(11,801,409)
Net decrease	(26,369)	(1,184,536)	(184,276)	(6,615,708)
Institutional 3 Class
Shares sold	13,191	588,231	9,989	397,235
Distributions reinvested	4,728	219,252	4,190	153,597
Shares redeemed	(36,281)	(1,629,951)	(210,473)	(8,319,841)
Net decrease	(18,362)	(822,468)	(196,294)	(7,769,009)
Total net decrease	(86,224)	(3,767,724)	(485,705)	(17,935,680)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Greater China Fund  | 2026

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Columbia Greater China Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$42.00	0.06	(3.72)	(3.66)	(0.77)	(0.77)
Year Ended 8/31/2025	$29.66	0.15	12.56	12.71	(0.37)	(0.37)
Year Ended 8/31/2024	$33.10	0.20	(3.48)	(3.28)	(0.16)	(0.16)
Year Ended 8/31/2023	$39.01	(0.00)	(5.91)	(5.91)	—	—
Year Ended 8/31/2022	$59.43	(0.23)	(20.19)	(20.42)	—	—
Institutional Class
Year Ended 8/31/2026	$46.65	0.17	(4.13)	(3.96)	(0.87)	(0.87)
Year Ended 8/31/2025	$32.90	0.29	13.91	14.20	(0.45)	(0.45)
Year Ended 8/31/2024	$36.68	0.13	(3.69)	(3.56)	(0.22)	(0.22)
Year Ended 8/31/2023	$43.16	0.14	(6.62)	(6.48)	—	—
Year Ended 8/31/2022	$65.59	(0.00)	(22.43)	(22.43)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Greater China Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$37.57	(8.90% )	1.69% (c)	1.47% (c),(d)	0.15%	55%	$26,441
Year Ended 8/31/2025	$42.00	43.18%	1.77% (c)	1.47% (c),(d)	0.41%	48%	$31,295
Year Ended 8/31/2024	$29.66	(9.92% )	1.69% (c)	1.49% (c),(d)	0.66%	40%	$25,059
Year Ended 8/31/2023	$33.10	(15.15% )	1.61% (c),(e)	1.54% (c),(d),(e),(f)	(0.01% )	61%	$33,863
Year Ended 8/31/2022	$39.01	(34.36% )	1.50% (c),(e)	1.50% (c),(d),(e),(f)	(0.47% )	65%	$46,148
Institutional Class
Year Ended 8/31/2026	$41.82	(8.67% )	1.44% (c)	1.22% (c),(d)	0.36%	55%	$5,942
Year Ended 8/31/2025	$46.65	43.53%	1.51% (c)	1.22% (c),(d)	0.73%	48%	$7,857
Year Ended 8/31/2024	$32.90	(9.70% )	1.43% (c)	1.24% (c),(d)	0.39%	40%	$11,606
Year Ended 8/31/2023	$36.68	(15.01% )	1.36% (c),(e)	1.29% (c),(d),(e),(f)	0.36%	61%	$27,373
Year Ended 8/31/2022	$43.16	(34.20% )	1.25% (c),(e)	1.25% (c),(d),(e),(f)	(0.00% )	65%	$65,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2026	$46.75	0.26	(4.16)	(3.90)	(0.92)	(0.92)
Year Ended 8/31/2025	$32.98	0.29	13.98	14.27	(0.50)	(0.50)
Year Ended 8/31/2024	$36.75	0.34	(3.85)	(3.51)	(0.26)	(0.26)
Year Ended 8/31/2023	$43.14	0.22	(6.61)	(6.39)	—	—
Year Ended 8/31/2022	$65.46	(0.15)	(22.17)	(22.32)	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022
Class A	less than 0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2023	8/31/2022
Class A	0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Greater China Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2026	$41.93	(8.52% )	1.32% (c)	1.09% (c)	0.57%	55%	$9,649
Year Ended 8/31/2025	$46.75	43.67%	1.37% (c)	1.08% (c)	0.75%	48%	$11,619
Year Ended 8/31/2024	$32.98	(9.55% )	1.28% (c)	1.09% (c)	1.02%	40%	$14,669
Year Ended 8/31/2023	$36.75	(14.81% )	1.20% (c),(e)	1.13% (c),(e)	0.54%	61%	$28,709
Year Ended 8/31/2022	$43.14	(34.10% )	1.11% (c),(e)	1.11% (c),(e)	(0.27% )	65%	$15,946
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
16
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Greater China Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.95% of the Fund’s average daily net assets.
18
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Institutional Class	0.13
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $160.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the
Columbia Greater China Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	15,077

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.48	1.48
Institutional Class	1.23	1.23
Institutional 3 Class	1.10	1.08
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
20
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions and passive foreign investment company (pfic) holdings.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
408,986	(408,986)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
924,265	—	924,265	520,939	—	520,939
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
10,498	—	(18,353,011)	12,459,101
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
29,710,695	15,014,235	(2,555,134)	12,459,101
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(18,353,011)	—	(18,353,011)	4,238,130
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Greater China Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $26,173,860 and $30,883,254, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	233,333	4.15	6
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
22
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 23.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Greater China Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Greater China Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Greater China Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Greater China Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Greater China Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
60.20%	$55,073	$0.05	$819,596	$0.76
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
26
Columbia Greater China Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Greater China Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Greater China Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods and noted more recent improved performance results.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
28
Columbia Greater China Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Greater China Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Greater China Fund  | 2026

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Columbia Greater China Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN158_(10/26)

Columbia Select Mid Cap Growth Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Mid Cap Growth Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.9%
Issuer	Shares	Value ($)
Communication Services 8.9%
Entertainment 8.3%
Liberty Media Corp.-Liberty Formula One, Class C(a)	450,712	45,048,664
Madison Square Garden Sports Corp., Class A(a)	77,451	29,797,723
Spotify Technology SA(a)	55,763	30,313,882
Take-Two Interactive Software, Inc.(a)	391,995	86,121,302
Total		191,281,571
Interactive Media & Services 0.6%
Reddit, Inc., Class A(a)	101,732	15,037,007
Total Communication Services		206,318,578
Consumer Discretionary 11.9%
Broadline Retail 0.6%
Coupang, Inc., Class A(a)	779,017	12,511,013
Hotels, Restaurants & Leisure 6.3%
Cava Group, Inc.(a)	448,915	29,516,161
Chipotle Mexican Grill, Inc.(a)	1,135,257	43,173,824
DoorDash, Inc., Class A(a)	96,521	22,367,776
Royal Caribbean Cruises Ltd.	79,340	21,321,832
Viking Holdings Ltd.(a)	344,590	29,682,983
Total		146,062,576
Household Durables 2.9%
SharkNinja, Inc.(a)	278,374	53,584,211
Somnigroup International, Inc.	220,869	14,301,268
Total		67,885,479
Specialty Retail 1.2%
Five Below, Inc.(a)	115,108	28,413,259
Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	160,044	19,747,829
Total Consumer Discretionary		274,620,156
Consumer Staples 2.2%
Consumer Staples Distribution & Retail 2.2%
Casey’s General Stores, Inc.	66,239	49,825,638
Total Consumer Staples		49,825,638
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Phillips 66	189,435	46,710,882
Targa Resources Corp.	182,742	53,662,188
Total		100,373,070
Total Energy		100,373,070
Financials 3.5%
Capital Markets 2.3%
Robinhood Markets, Inc., Class A(a)	328,095	34,387,637
TPG, Inc.	325,505	17,616,331
Total		52,003,968
Financial Services 1.2%
Affirm Holdings, Inc.(a)	383,416	28,545,321
Total Financials		80,549,289
Health Care 13.7%
Biotechnology 6.2%
Argenx SE, ADR(a)	46,918	48,403,424
BridgeBio Pharma, Inc.(a)	146,766	11,240,808
Insmed, Inc.(a)	213,039	25,952,411
Madrigal Pharmaceuticals, Inc.(a)	44,963	24,281,369
Natera, Inc.(a)	105,559	33,985,775
Total		143,863,787
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	146,657	34,408,665
Guardant Health, Inc.(a)	291,479	46,350,991
Total		80,759,656
Life Sciences Tools & Services 3.1%
ICON PLC(a)	293,512	48,426,545
Repligen Corp.(a)	129,790	23,489,394
Total		71,915,939
Pharmaceuticals 0.9%
Axsome Therapeutics, Inc.(a)	97,711	19,397,588
Total Health Care		315,936,970
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.9%
Aerospace & Defense 6.8%
Arxis, Inc.(a)	142,148	7,359,002
ATI, Inc.(a)	200,277	40,896,563
Axon Enterprise, Inc.(a)	35,716	20,235,257
Carpenter Technology Corp.	30,207	14,391,219
Howmet Aerospace, Inc.	40,646	9,956,238
Kratos Defense & Security Solutions, Inc.(a)	283,008	14,427,748
L3Harris Technologies, Inc.	82,782	22,040,708
Rocket Lab Corp.(a)	445,134	28,452,965
Total		157,759,700
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	17,708	27,369,839
Electrical Equipment 2.0%
Bloom Energy Corp., Class A(a)	228,337	47,105,923
Ground Transportation 2.5%
Knight-Swift Transportation Holdings, Inc.	234,704	16,079,571
XPO, Inc.(a)	216,307	41,961,395
Total		58,040,966
Machinery 1.4%
RBC Bearings, Inc.(a)	64,263	31,762,630
Total Industrials		322,039,058
Information Technology 31.6%
Communications Equipment 1.9%
Lumentum Holdings, Inc.(a)	48,647	44,500,330
IT Services 10.7%
Cloudflare, Inc.(a)	204,959	62,535,040
CoreWeave, Inc., Class A(a)	428,253	36,354,397
DigitalOcean Holdings, Inc.(a)	143,398	15,872,725
Snowflake, Inc., Class A(a)	333,916	110,669,780
Twilio, Inc., Class A(a)	99,097	23,350,226
Total		248,782,168
Semiconductors & Semiconductor Equipment 8.5%
Astera Labs, Inc.(a)	128,075	38,035,713
Cerebras Systems, Inc., Class A(a)	94,428	17,397,415
Lattice Semiconductor Corp.(a)	425,052	49,025,498
Monolithic Power Systems, Inc.	29,319	37,169,748
Common Stocks (continued)
Issuer	Shares	Value ($)
SiTime Corp.(a)	43,333	24,501,345
Teradyne, Inc.	89,160	31,190,843
Total		197,320,562
Software 9.3%
Atlassian Corp., Class A(a)	176,226	34,217,803
Autodesk, Inc.(a)	149,589	38,673,244
Datadog, Inc., Class A(a)	277,301	65,731,429
Hut 8 Corp.(a)	367,554	28,904,447
Unity Software, Inc.(a)	767,590	32,315,539
Zscaler, Inc.(a)	75,546	14,231,733
Total		214,074,195
Technology Hardware, Storage & Peripherals 1.2%
Sandisk Corp.(a)	17,186	26,925,306
Total Information Technology		731,602,561
Materials 3.6%
Construction Materials 1.2%
Vulcan Materials Co.	106,452	28,697,330
Metals & Mining 2.4%
Anglogold Ashanti PLC	257,219	28,890,838
MP Materials Corp.(a)	489,056	26,775,816
Total		55,666,654
Total Materials		84,363,984
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Fervo Energy Co., Class A(a)	508,670	7,823,344
Total Utilities		7,823,344
Total Common Stocks (Cost $1,845,090,821)		2,173,452,648

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	163,783,708	163,701,817
Total Money Market Funds (Cost $163,692,800)		163,701,817
Total Investments in Securities (Cost: $2,008,783,621)		2,337,154,465
Other Assets & Liabilities, Net		(22,841,784)
Net Assets		2,314,312,681
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Mid Cap Growth Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	1,792,448	1,711,144,171	(1,549,243,664)	8,862	163,701,817	21,924	1,507,164	163,783,708
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	206,318,578	—	—	206,318,578
Consumer Discretionary	274,620,156	—	—	274,620,156
Consumer Staples	49,825,638	—	—	49,825,638
Energy	100,373,070	—	—	100,373,070
Financials	80,549,289	—	—	80,549,289
Health Care	315,936,970	—	—	315,936,970
Industrials	322,039,058	—	—	322,039,058
Information Technology	731,602,561	—	—	731,602,561
Materials	84,363,984	—	—	84,363,984
Utilities	7,823,344	—	—	7,823,344
Total Common Stocks	2,173,452,648	—	—	2,173,452,648
Money Market Funds	163,701,817	—	—	163,701,817
Total Investments in Securities	2,337,154,465	—	—	2,337,154,465
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Mid Cap Growth Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,845,090,821)	$2,173,452,648
Affiliated issuers (cost $163,692,800)	163,701,817
Receivable for:
Investments sold	7,541,829
Capital shares sold	642,386
Dividends	600,284
Prepaid expenses	9,216
Deferred compensation of board members	395,044
Total assets	2,346,343,224
Liabilities
Payable for:
Investments purchased	30,517,786
Capital shares redeemed	601,736
Management services fees	135,601
Distribution and/or service fees	18,675
Transfer agent fees	197,766
Compensation of board members	2,817
Other expenses	50,613
Deferred compensation of board members	505,549
Total liabilities	32,030,543
Net assets applicable to outstanding capital stock	$2,314,312,681
Represented by
Paid in capital	1,675,383,521
Total distributable earnings (loss)	638,929,160
Total - representing net assets applicable to outstanding capital stock	$2,314,312,681
Class A
Net assets	$879,527,750
Shares outstanding	32,485,145
Net asset value per share	$27.07
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$28.72
Class C
Net assets	$6,081,904
Shares outstanding	408,996
Net asset value per share	$14.87
Institutional Class
Net assets	$997,191,883
Shares outstanding	30,800,722
Net asset value per share	$32.38
Institutional 2 Class
Net assets	$42,027,061
Shares outstanding	1,269,398
Net asset value per share	$33.11
Institutional 3 Class
Net assets	$196,734,102
Shares outstanding	5,916,936
Net asset value per share	$33.25
Class S
Net assets	$192,749,981
Shares outstanding	5,952,755
Net asset value per share	$32.38
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
7

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$5,351,732
Dividends — affiliated issuers	1,507,164
Interfund lending	454
Total income	6,859,350
Expenses:
Management services fees	14,922,003
Distribution and/or service fees
Class A	2,180,700
Class C	61,912
Transfer agent fees
Class A	843,254
Class C	5,978
Institutional Class	749,199
Institutional 2 Class	18,506
Institutional 3 Class	4,746
Class S	184,157
Custodian fees	20,021
Printing and postage fees	77,695
Registration fees	140,714
Accounting services fees	33,225
Legal fees	42,823
Compensation of chief compliance officer	293
Compensation of board members	30,145
Deferred compensation of board members	22,979
Other	41,918
Total expenses	19,380,268
Expense reduction	(1,591)
Total net expenses	19,378,677
Net investment loss	(12,519,327)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	418,384,241
Investments — affiliated issuers	21,924
Foreign currency translations	(92,732)
Increase from payment by affiliate (Note 6)	394,896
Net realized gain	418,708,329
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(155,566,257)
Investments — affiliated issuers	8,862
Net change in unrealized appreciation (depreciation)	(155,557,395)
Net realized and unrealized gain	263,150,934
Net increase in net assets resulting from operations	$250,631,607
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Mid Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment loss	$(12,519,327)	$(10,546,314)
Net realized gain	418,708,329	187,340,324
Net change in unrealized appreciation (depreciation)	(155,557,395)	271,634,984
Net increase in net assets resulting from operations	250,631,607	448,428,994
Distributions to shareholders
Net investment income and net realized gains
Class A	(103,749,154)	(105,997,158)
Class C	(1,182,091)	(1,052,151)
Institutional Class	(70,428,361)	(66,594,421)
Institutional 2 Class	(3,295,945)	(2,684,738)
Institutional 3 Class	(10,762,282)	(9,706,710)
Class S	(19,509,780)	(20,260,014)
Total distributions to shareholders	(208,927,613)	(206,295,192)
Increase in net assets from capital stock activity	419,936,590	69,090,188
Total increase in net assets	461,640,584	311,223,990
Net assets at beginning of year	1,852,672,097	1,541,448,107
Net assets at end of year	$2,314,312,681	$1,852,672,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	912,300	23,570,855	967,352	23,780,363
Distributions reinvested	4,163,862	100,349,077	4,074,680	102,233,713
Shares redeemed	(4,845,053)	(125,052,019)	(4,470,138)	(110,455,675)
Net increase (decrease)	231,109	(1,132,087)	571,894	15,558,401
Advisor Class
Shares sold	—	—	23,406	711,440
Shares redeemed	—	—	(557,244)	(19,383,180)
Net decrease	—	—	(533,838)	(18,671,740)
Class C
Shares sold	74,211	1,102,240	100,373	1,503,256
Distributions reinvested	87,907	1,170,047	69,331	1,050,356
Shares redeemed	(162,833)	(2,417,725)	(94,061)	(1,401,997)
Net increase (decrease)	(715)	(145,438)	75,643	1,151,615
Institutional Class
Shares sold	11,294,540	349,756,915	2,460,357	74,212,684
Distributions reinvested	2,162,041	62,201,916	1,987,946	58,326,338
Shares redeemed	(3,154,072)	(97,302,294)	(8,558,487)	(244,473,367)
Net increase (decrease)	10,302,509	314,656,537	(4,110,184)	(111,934,345)
Institutional 2 Class
Shares sold	603,910	19,477,090	419,106	12,009,250
Distributions reinvested	111,695	3,284,938	89,285	2,672,311
Shares redeemed	(398,749)	(12,677,916)	(305,651)	(8,516,372)
Net increase	316,856	10,084,112	202,740	6,165,189
Institutional 3 Class
Shares sold	3,524,837	114,427,778	578,902	17,270,057
Distributions reinvested	217,673	6,425,692	174,862	5,251,103
Shares redeemed	(790,846)	(24,821,053)	(554,350)	(15,912,911)
Net increase	2,951,664	96,032,417	199,414	6,608,249
Class S
Shares sold	271,779	8,381,307	6,115,958	175,396,585
Distributions reinvested	678,129	19,509,780	690,290	20,260,014
Shares redeemed	(899,397)	(27,450,038)	(904,004)	(25,443,780)
Net increase	50,511	441,049	5,902,244	170,212,819
Total net increase	13,851,934	419,936,590	2,307,913	69,090,188
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Mid Cap Growth Fund  | 2026

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Columbia Select Mid Cap Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$27.19	(0.20)	3.39	0.01	3.20	(3.32)	(3.32)
Year Ended 8/31/2025	$23.72	(0.19)	7.13	—	6.94	(3.47)	(3.47)
Year Ended 8/31/2024	$20.40	(0.10)	3.42	—	3.32	—	—
Year Ended 8/31/2023	$18.30	(0.11)	2.21	—	2.10	—	—
Year Ended 8/31/2022	$31.98	(0.18)	(7.46)	—	(7.64)	(6.04)	(6.04)
Class C
Year Ended 8/31/2026	$16.33	(0.23)	1.88	0.01	1.66	(3.12)	(3.12)
Year Ended 8/31/2025	$15.35	(0.23)	4.51	—	4.28	(3.30)	(3.30)
Year Ended 8/31/2024	$13.30	(0.17)	2.22	—	2.05	—	—
Year Ended 8/31/2023	$12.02	(0.16)	1.44	—	1.28	—	—
Year Ended 8/31/2022	$23.12	(0.24)	(4.97)	—	(5.21)	(5.89)	(5.89)
Institutional Class
Year Ended 8/31/2026	$31.86	(0.16)	4.06	0.01	3.91	(3.39)	(3.39)
Year Ended 8/31/2025	$27.29	(0.15)	8.25	—	8.10	(3.53)	(3.53)
Year Ended 8/31/2024	$23.41	(0.05)	3.93	—	3.88	—	—
Year Ended 8/31/2023	$20.95	(0.07)	2.53	—	2.46	—	—
Year Ended 8/31/2022	$35.68	(0.15)	(8.49)	—	(8.64)	(6.09)	(6.09)
Institutional 2 Class
Year Ended 8/31/2026	$32.51	(0.15)	4.14	0.01	4.00	(3.40)	(3.40)
Year Ended 8/31/2025	$27.78	(0.14)	8.42	—	8.28	(3.55)	(3.55)
Year Ended 8/31/2024	$23.82	(0.04)	4.00	—	3.96	—	—
Year Ended 8/31/2023	$21.31	(0.06)	2.57	—	2.51	—	—
Year Ended 8/31/2022	$36.18	(0.13)	(8.64)	—	(8.77)	(6.10)	(6.10)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Mid Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$27.07	13.28% (c)	1.11%	1.11% (d)	(0.77% )	214%	$879,528
Year Ended 8/31/2025	$27.19	30.49%	1.13%	1.11% (d)	(0.77% )	200%	$877,060
Year Ended 8/31/2024	$23.72	16.27%	1.15%	1.13% (d)	(0.45% )	174%	$751,548
Year Ended 8/31/2023	$20.40	11.48%	1.16%	1.16% (d)	(0.59% )	152%	$708,522
Year Ended 8/31/2022	$18.30	(28.97% )	1.13%	1.13% (d)	(0.81% )	70%	$718,493
Class C
Year Ended 8/31/2026	$14.87	12.42% (c)	1.86%	1.86% (d)	(1.52% )	214%	$6,082
Year Ended 8/31/2025	$16.33	29.53%	1.88%	1.86% (d)	(1.51% )	200%	$6,690
Year Ended 8/31/2024	$15.35	15.41%	1.90%	1.88% (d)	(1.19% )	174%	$5,128
Year Ended 8/31/2023	$13.30	10.65%	1.91%	1.91% (d)	(1.34% )	152%	$5,494
Year Ended 8/31/2022	$12.02	(29.50% )	1.88%	1.88% (d)	(1.56% )	70%	$6,073
Institutional Class
Year Ended 8/31/2026	$32.38	13.61% (c)	0.86%	0.86% (d)	(0.52% )	214%	$997,192
Year Ended 8/31/2025	$31.86	30.80%	0.88%	0.86% (d)	(0.51% )	200%	$653,133
Year Ended 8/31/2024	$27.29	16.57%	0.90%	0.88% (d)	(0.20% )	174%	$671,478
Year Ended 8/31/2023	$23.41	11.74%	0.91%	0.91% (d)	(0.35% )	152%	$630,492
Year Ended 8/31/2022	$20.95	(28.78% )	0.88%	0.88% (d)	(0.56% )	70%	$607,008
Institutional 2 Class
Year Ended 8/31/2026	$33.11	13.62% (c)	0.82%	0.82%	(0.48% )	214%	$42,027
Year Ended 8/31/2025	$32.51	30.89%	0.84%	0.82%	(0.47% )	200%	$30,963
Year Ended 8/31/2024	$27.78	16.62%	0.84%	0.82%	(0.14% )	174%	$20,828
Year Ended 8/31/2023	$23.82	11.78%	0.86%	0.86%	(0.28% )	152%	$20,097
Year Ended 8/31/2022	$21.31	(28.75% )	0.83%	0.83%	(0.51% )	70%	$34,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2026	$32.63	(0.14)	4.16	0.01	4.03	(3.41)	(3.41)
Year Ended 8/31/2025	$27.87	(0.12)	8.43	—	8.31	(3.55)	(3.55)
Year Ended 8/31/2024	$23.88	(0.02)	4.01	—	3.99	—	—
Year Ended 8/31/2023	$21.35	(0.05)	2.58	—	2.53	—	—
Year Ended 8/31/2022	$36.23	(0.12)	(8.65)	—	(8.77)	(6.11)	(6.11)
Class S
Year Ended 8/31/2026	$31.86	(0.16)	4.06	0.01	3.91	(3.39)	(3.39)
Year Ended 8/31/2025(e)	$28.30	(0.14)	7.23	—	7.09	(3.53)	(3.53)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Mid Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2026	$33.25	13.68% (c)	0.77%	0.77%	(0.43% )	214%	$196,734
Year Ended 8/31/2025	$32.63	30.94%	0.79%	0.77%	(0.42% )	200%	$96,754
Year Ended 8/31/2024	$27.87	16.71%	0.80%	0.78%	(0.10% )	174%	$77,079
Year Ended 8/31/2023	$23.88	11.85%	0.81%	0.81%	(0.23% )	152%	$74,691
Year Ended 8/31/2022	$21.35	(28.71% )	0.78%	0.78%	(0.46% )	70%	$81,229
Class S
Year Ended 8/31/2026	$32.38	13.60% (c)	0.86%	0.86% (d)	(0.52% )	214%	$192,750
Year Ended 8/31/2025 (e)	$31.86	26.13%	0.89%	0.87%	(0.53% )	200%	$188,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Select Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Select Mid Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.75% of the Fund’s average daily net assets.
18
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,591.
Columbia Select Mid Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	145,043
Class C	—	1.00 (b)	517

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	1.12
Class C	1.87
Institutional Class	0.87
Institutional 2 Class	0.83
Institutional 3 Class	0.78
Class S	0.87
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated
20
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, foreign currency transactions, net operating loss reclassification, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
12,427,256	(16,880,256)	4,453,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
103,694,864	105,232,749	208,927,613	122,589,629	83,705,563	206,295,192
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
89,969,226	266,160,409	—	283,305,074
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,053,849,391	346,542,512	(63,237,438)	283,305,074
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Mid Cap Growth Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,226,752,685 and $4,166,835,929, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Payments by affiliates
During the year ended August 31, 2026, the Investment Manager reimbursed the Fund $394,896 for a loss due to a trade error.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	650,000	4.19	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 9. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of
22
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 10. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 24.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Select Mid Cap Growth Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Select Mid Cap Growth Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Select Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Mid Cap Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Select Mid Cap Growth Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
4.79%	4.55%	$332,714,458
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Select Mid Cap Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Select Mid Cap Growth Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
28
Columbia Select Mid Cap Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Select Mid Cap Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Select Mid Cap Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN194_(10/26)

Columbia Small Cap Growth Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Growth Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 5.7%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A(a)	259,627	12,573,736
Entertainment 5.4%
IMAX Corp.(a)	1,104,209	56,535,501
Lionsgate Studios Corp.(a)	3,103,939	35,167,629
Madison Square Garden Entertainment Corp.(a)	189,470	14,719,924
Sphere Entertainment Co.(a)	609,301	83,047,726
Total		189,470,780
Total Communication Services		202,044,516
Consumer Discretionary 10.9%
Hotels, Restaurants & Leisure 8.8%
Brinker International, Inc.(a)	367,018	83,863,613
Cava Group, Inc.(a)	536,982	35,306,566
Dutch Bros, Inc., Class A(a)	886,199	43,299,683
Navan, Inc., Class A(a)	1,918,465	55,750,593
Red Rock Resorts, Inc., Class A	322,381	18,104,917
Rush Street Interactive, Inc.(a)	2,862,185	73,729,886
Total		310,055,258
Specialty Retail 2.1%
Boot Barn Holdings, Inc.(a)	112,468	16,941,055
Victoria’s Secret & Co.(a)	680,058	58,083,754
Total		75,024,809
Total Consumer Discretionary		385,080,067
Consumer Staples 1.4%
Beverages 0.8%
Vita Coco Co., Inc. (The)(a)	509,339	29,905,840
Consumer Staples Distribution & Retail 0.6%
Sprouts Farmers Market, Inc.(a)	247,108	20,272,740
Total Consumer Staples		50,178,580
Energy 4.8%
Energy Equipment & Services 4.3%
Archrock, Inc.	488,150	15,386,488
Cactus, Inc., Class A	456,563	32,105,510
Liberty Energy, Inc., Class A	1,818,693	35,846,439
National Energy Services Reunited Corp.(a)	690,583	24,246,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Noble Corp PLC	329,492	15,100,618
Seadrill Ltd.(a)	602,151	29,336,797
Total		152,022,221
Oil, Gas & Consumable Fuels 0.5%
Centrus Energy Corp., Class A(a)	38,945	6,675,173
Sable Offshore Corp.(a)	2,132,089	10,297,990
Total		16,973,163
Total Energy		168,995,384
Financials 5.4%
Banks 2.3%
Axos Financial, Inc.(a)	357,577	34,609,878
Bancorp, Inc. (The)(a)	709,917	46,144,605
Total		80,754,483
Capital Markets 1.8%
Moelis & Co., ADR, Class A	485,315	33,035,392
Perella Weinberg Partners	1,788,166	29,737,201
Total		62,772,593
Consumer Finance 1.3%
Dave, Inc.(a)	126,456	45,463,461
Total Financials		188,990,537
Health Care 27.5%
Biotechnology 9.9%
Absci Corp.(a)	1,234,742	11,162,068
Annexon, Inc.(a)	1,220,430	6,028,924
Avalo Therapeutics, Inc.(a)	424,953	8,218,591
Bicara Therapeutics, Inc.(a)	211,132	4,881,372
BridgeBio Pharma, Inc.(a)	473,939	36,298,988
Climb Bio, Inc.(a)	537,698	7,382,593
Cogent Biosciences, Inc.(a)	284,423	9,954,805
Dianthus Therapeutics, Inc.(a)	247,244	26,111,439
Immix Biopharma, Inc.(a)	749,613	10,517,070
Insmed, Inc.(a)	184,716	22,502,103
Kailera Therapeutics, Inc.(a)	784,056	12,074,462
Madrigal Pharmaceuticals, Inc.(a)	75,867	40,970,456
Mirum Pharmaceuticals, Inc.(a)	262,778	25,765,383
Praxis Precision Medicines, Inc.(a)	24,669	8,641,551
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Q32 Bio, Inc.(a)	345,928	5,143,949
Solid Biosciences, Inc.(a)	1,760,101	16,861,768
Spyre Therapeutics, Inc.(a)	132,993	11,880,265
Tectonic Therapeutic, Inc.(a)	121,484	3,637,231
Twist Bioscience Corp.(a)	359,635	49,989,265
Vaxcyte, Inc.(a)	309,573	18,803,464
Xenon Pharmaceuticals, Inc.(a)	197,791	11,910,974
Total		348,736,721
Health Care Equipment & Supplies 0.5%
ICU Medical, Inc.(a)	99,820	17,263,869
Health Care Providers & Services 6.8%
BillionToOne, Inc., Class A(a)	76,470	6,933,535
BrightSpring Health Services, Inc.(a)	1,192,565	69,645,796
Guardant Health, Inc.(a)	638,693	101,564,961
PACS Group, Inc.(a)	1,012,859	42,854,064
RadNet, Inc.(a)	239,164	18,133,415
Total		239,131,771
Health Care Technology 0.5%
Sophia Genetics SA(a)	2,145,003	18,018,025
Life Sciences Tools & Services 8.4%
Adaptive Biotechnologies Corp.(a)	883,406	22,014,477
Alamar Biosciences, Inc.(a)	472,554	14,431,799
Charles River Laboratories International, Inc.(a)	283,687	81,769,941
DNA Script(a),(b),(c),(d)	11,675	1,545,422
ICON PLC(a)	473,396	78,105,606
Maravai LifeSciences Holdings, Inc., Class A(a)	1,550,304	11,844,323
Personalis, Inc.(a)	938,315	15,744,926
Repligen Corp.(a)	398,453	72,112,024
Total		297,568,518
Pharmaceuticals 1.4%
Axsome Therapeutics, Inc.(a)	163,130	32,384,568
Enliven Therapeutics, Inc.(a)	179,999	10,420,142
Yarrow Bioscience, Inc.(e)	151,667	4,998,944
Total		47,803,654
Total Health Care		968,522,558
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.1%
Aerospace & Defense 3.3%
Karman Holdings, Inc.(a)	1,863,953	77,260,852
Red Cat Holdings, Inc.(a)	613,305	5,268,290
VSE Corp.	169,270	35,323,263
Total		117,852,405
Building Products 1.7%
AAON, Inc.	449,365	34,138,259
Modine Manufacturing Co.(a)	138,368	24,689,002
Total		58,827,261
Construction & Engineering 2.5%
Argan, Inc.	27,459	11,669,800
Cardinal Infrastructure Group, Inc., Class A(a)	248,559	9,191,712
Legence Corp., Class A(a)	702,991	37,659,228
MYR Group, Inc.(a)	105,330	30,695,269
Total		89,216,009
Electrical Equipment 1.8%
Babcock & Wilcox Enterprises, Inc.(a)	3,567,920	26,902,117
Bloom Energy Corp., Class A(a)	87,796	18,112,315
Forgent Power Solutions, Inc.(a)	573,010	17,499,725
Total		62,514,157
Ground Transportation 3.1%
Knight-Swift Transportation Holdings, Inc.	678,572	46,488,968
Saia, Inc.(a)	101,270	35,964,015
Werner Enterprises, Inc.	658,259	25,790,588
Total		108,243,571
Machinery 4.9%
Flowserve Corp.	455,040	35,989,114
Helios Technologies, Inc.	329,817	24,083,237
RBC Bearings, Inc.(a)	130,897	64,697,151
Standex International Corp.	160,333	46,442,057
Total		171,211,559
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc.(a)	300,093	29,568,163
Total Industrials		637,433,125
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 21.6%
Communications Equipment 3.3%
Applied Optoelectronics, Inc.(a)	401,964	43,287,503
InterDigital, Inc.	217,063	72,722,617
Total		116,010,120
Electronic Equipment, Instruments & Components 2.1%
nLight, Inc.(a)	121,233	5,124,519
OSI Systems, Inc.(a)	123,830	25,745,495
Rogers Corp.(a)	124,170	15,592,027
Unusual Machines, Inc.(a)	1,204,835	28,518,444
Total		74,980,485
IT Services 2.2%
DigitalOcean Holdings, Inc.(a)	703,511	77,871,633
Semiconductors & Semiconductor Equipment 4.4%
Formfactor, Inc.(a)	169,204	17,023,615
Onto Innovation, Inc.(a)	219,762	58,722,604
Silicon Motion Technology Corp., ADR	113,160	27,932,414
SiTime Corp.(a)	87,071	49,231,685
Total		152,910,318
Software 9.6%
ACI Worldwide, Inc.(a)	435,005	23,177,066
Appfolio, Inc., Class A(a)	91,101	21,336,765
Dynatrace, Inc.(a)	1,004,997	54,862,786
Hut 8 Corp.(a)	708,495	55,716,047
JFrog Ltd.(a)	353,508	35,375,545
Procore Technologies, Inc.(a)	451,908	28,343,670
Riot Platforms, Inc.(a)	1,814,675	34,469,752
SentinelOne, Inc., Class A(a)	1,636,637	36,169,678
ServiceTitan, Inc., Class A(a)	276,483	27,106,393
Terawulf, Inc.(a)	1,399,313	21,171,606
Total		337,729,308
Total Information Technology		759,501,864
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.6%
Chemicals 0.5%
Solstice Advanced Materials, Inc.	273,451	17,334,059
Metals & Mining 2.1%
Aris Mining Corp.(a)	354,436	7,085,176
Artemis Gold, Inc.	289,163	8,721,104
B2Gold Corp.	1,279,651	7,012,487
Discovery Mining Ltd.(a)	804,728	7,165,009
K92 Mining, Inc.(a)	489,686	10,352,321
Skeena Resources Ltd.(a)	263,707	8,604,759
USA Rare Earth, Inc.(a)	1,440,212	25,664,578
Total		74,605,434
Total Materials		91,939,493
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Fervo Energy Co., Class A(a)	519,419	7,988,664
Total Utilities		7,988,664
Total Common Stocks (Cost $3,033,336,464)		3,460,674,788

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(e),(f)	35,782,461	35,764,570
Total Money Market Funds (Cost $35,758,732)		35,764,570
Total Investments in Securities (Cost: $3,069,095,196)		3,496,439,358
Other Assets & Liabilities, Net		26,944,345
Net Assets		3,523,383,703
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $1,545,422, which represents 0.04% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $1,545,422, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	11,675	10,180,303	1,545,422

(d)	Valuation based on significant unobservable inputs.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	96,244,940	2,416,339,588	(2,476,825,614)	5,656	35,764,570	1,523	3,427,006	35,782,461
Yarrow Bioscience, Inc.
	—	5,969,110	—	(970,166)	4,998,944	—	—	151,667
Total	96,244,940			(964,510)	40,763,514	1,523	3,427,006

(f)	The rate shown is the seven-day current annualized yield at August 31, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	202,044,516	—	—	202,044,516
Consumer Discretionary	385,080,067	—	—	385,080,067
Consumer Staples	50,178,580	—	—	50,178,580
Energy	168,995,384	—	—	168,995,384
Financials	188,990,537	—	—	188,990,537
Health Care	966,977,136	—	1,545,422	968,522,558
Industrials	637,433,125	—	—	637,433,125
Information Technology	759,501,864	—	—	759,501,864
Materials	91,939,493	—	—	91,939,493
Utilities	7,988,664	—	—	7,988,664
Total Common Stocks	3,459,129,366	—	1,545,422	3,460,674,788
Money Market Funds	35,764,570	—	—	35,764,570
Total Investments in Securities	3,494,893,936	—	1,545,422	3,496,439,358
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
7

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,027,367,354)	$3,455,675,844
Affiliated issuers (cost $41,727,842)	40,763,514
Receivable for:
Investments sold	34,983,851
Capital shares sold	2,784,431
Dividends	886,084
Prepaid expenses	13,303
Deferred compensation of board members	229,624
Total assets	3,535,336,651
Liabilities
Foreign currency (cost $5,414,681)	5,414,681
Payable for:
Investments purchased	3,306,925
Capital shares redeemed	2,257,734
Management services fees	230,496
Distribution and/or service fees	17,661
Transfer agent fees	311,879
Compensation of board members	4,109
Other expenses	84,817
Deferred compensation of board members	324,646
Total liabilities	11,952,948
Net assets applicable to outstanding capital stock	$3,523,383,703
Represented by
Paid in capital	2,410,400,236
Total distributable earnings (loss)	1,112,983,467
Total - representing net assets applicable to outstanding capital stock	$3,523,383,703
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Growth Fund  | 2026

Statement of Assets and Liabilities (continued)
August 31, 2026
Class A
Net assets	$578,890,752
Shares outstanding	16,431,683
Net asset value per share	$35.23
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$37.38
Class C
Net assets	$48,140,478
Shares outstanding	1,994,931
Net asset value per share	$24.13
Institutional Class
Net assets	$1,807,235,914
Shares outstanding	46,082,610
Net asset value per share	$39.22
Institutional 2 Class
Net assets	$124,338,271
Shares outstanding	3,101,989
Net asset value per share	$40.08
Institutional 3 Class
Net assets	$878,125,151
Shares outstanding	21,502,955
Net asset value per share	$40.84
Class R
Net assets	$40,911,855
Shares outstanding	1,213,541
Net asset value per share	$33.71
Class S
Net assets	$45,741,282
Shares outstanding	1,166,293
Net asset value per share	$39.22
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
9

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$4,639,951
Dividends — affiliated issuers	3,427,006
Interfund lending	703
Total income	8,067,660
Expenses:
Management services fees	25,318,711
Distribution and/or service fees
Class A	1,349,545
Class C	450,299
Class R	152,775
Transfer agent fees
Class A	667,148
Class C	55,654
Institutional Class	1,988,766
Institutional 2 Class	62,048
Institutional 3 Class	32,338
Class R	37,617
Class S	55,107
Custodian fees	27,023
Printing and postage fees	161,249
Registration fees	187,391
Accounting services fees	33,225
Legal fees	59,297
Compensation of chief compliance officer	469
Compensation of board members	41,841
Deferred compensation of board members	27,353
Other	48,062
Total expenses	30,755,918
Expense reduction	(1,540)
Total net expenses	30,754,378
Net investment loss	(22,686,718)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	890,653,361
Investments — affiliated issuers	1,523
Foreign currency translations	(19,482)
Net realized gain	890,635,402
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(119,402,678)
Investments — affiliated issuers	(964,510)
Foreign currency translations	18,028
Net change in unrealized appreciation (depreciation)	(120,349,160)
Net realized and unrealized gain	770,286,242
Net increase in net assets resulting from operations	$747,599,524
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment loss	$(22,686,718)	$(15,160,643)
Net realized gain	890,635,402	224,313,897
Net change in unrealized appreciation (depreciation)	(120,349,160)	212,895,612
Net increase in net assets resulting from operations	747,599,524	422,048,866
Distributions to shareholders
Net investment income and net realized gains
Class A	(24,713,903)	—
Class C	(2,467,863)	—
Institutional Class	(67,334,523)	—
Institutional 2 Class	(5,119,242)	—
Institutional 3 Class	(33,424,483)	—
Class R	(1,144,540)	—
Class S	(1,996,434)	—
Total distributions to shareholders	(136,200,988)	—
Increase in net assets from capital stock activity	316,303,174	77,491,244
Total increase in net assets	927,701,710	499,540,110
Net assets at beginning of year	2,595,681,993	2,096,141,883
Net assets at end of year	$3,523,383,703	$2,595,681,993
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
11

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,553,988	82,753,847	1,739,463	43,564,491
Distributions reinvested	681,131	20,815,363	—	—
Shares redeemed	(2,647,445)	(86,435,962)	(2,687,230)	(67,544,179)
Net increase (decrease)	587,674	17,133,248	(947,767)	(23,979,688)
Advisor Class
Shares sold	—	—	867,527	24,970,198
Shares redeemed	—	—	(4,636,562)	(148,870,416)
Net decrease	—	—	(3,769,035)	(123,900,218)
Class C
Shares sold	416,316	9,247,093	454,317	8,120,947
Distributions reinvested	113,871	2,396,995	—	—
Shares redeemed	(390,248)	(8,825,588)	(469,827)	(8,210,667)
Net increase (decrease)	139,939	2,818,500	(15,510)	(89,720)
Institutional Class
Shares sold	15,089,400	545,166,020	18,786,393	531,044,681
Distributions reinvested	1,848,121	62,762,176	—	—
Shares redeemed	(11,275,236)	(411,887,787)	(17,862,719)	(491,942,064)
Net increase	5,662,285	196,040,409	923,674	39,102,617
Institutional 2 Class
Shares sold	1,566,342	56,217,822	1,756,989	52,681,999
Distributions reinvested	147,554	5,118,636	—	—
Shares redeemed	(1,103,517)	(39,033,038)	(1,639,113)	(43,443,485)
Net increase	610,379	22,303,420	117,876	9,238,514
Institutional 3 Class
Shares sold	9,964,970	374,527,187	11,361,938	327,042,500
Distributions reinvested	739,327	26,120,437	—	—
Shares redeemed	(8,807,672)	(336,975,885)	(6,588,176)	(190,050,164)
Net increase	1,896,625	63,671,739	4,773,762	136,992,336
Class R
Shares sold	698,979	21,780,201	402,117	9,648,334
Distributions reinvested	39,063	1,144,540	—	—
Shares redeemed	(175,846)	(5,387,575)	(148,281)	(3,600,898)
Net increase	562,196	17,537,166	253,836	6,047,436
Class S
Shares sold	48,094	1,655,034	1,473,323	40,200,307
Distributions reinvested	58,788	1,996,434	—	—
Shares redeemed	(194,982)	(6,852,776)	(218,930)	(6,120,340)
Net increase (decrease)	(88,100)	(3,201,308)	1,254,393	34,079,967
Total net increase	9,370,998	316,303,174	2,591,229	77,491,244
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Growth Fund  | 2026

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Columbia Small Cap Growth Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$29.06	(0.31)	8.03	7.72	(1.55)	(1.55)
Year Ended 8/31/2025	$24.29	(0.22)	4.99	4.77	—	—
Year Ended 8/31/2024	$20.53	(0.13)	3.89	3.76	—	—
Year Ended 8/31/2023	$17.66	(0.14)	3.01	2.87	—	—
Year Ended 8/31/2022	$32.70	(0.25)	(11.90)	(12.15)	(2.89)	(2.89)
Class C
Year Ended 8/31/2026	$20.27	(0.38)	5.54	5.16	(1.30)	(1.30)
Year Ended 8/31/2025	$17.07	(0.29)	3.49	3.20	—	—
Year Ended 8/31/2024	$14.53	(0.21)	2.75	2.54	—	—
Year Ended 8/31/2023	$12.59	(0.19)	2.13	1.94	—	—
Year Ended 8/31/2022	$24.22	(0.30)	(8.60)	(8.90)	(2.73)	(2.73)
Institutional Class
Year Ended 8/31/2026	$32.19	(0.25)	8.91	8.66	(1.63)	(1.63)
Year Ended 8/31/2025	$26.84	(0.18)	5.53	5.35	—	—
Year Ended 8/31/2024	$22.62	(0.09)	4.31	4.22	—	—
Year Ended 8/31/2023	$19.41	(0.10)	3.31	3.21	—	—
Year Ended 8/31/2022	$35.61	(0.21)	(13.04)	(13.25)	(2.95)	(2.95)
Institutional 2 Class
Year Ended 8/31/2026	$32.87	(0.23)	9.10	8.87	(1.66)	(1.66)
Year Ended 8/31/2025	$27.38	(0.15)	5.64	5.49	—	—
Year Ended 8/31/2024	$23.05	(0.07)	4.40	4.33	—	—
Year Ended 8/31/2023	$19.76	(0.08)	3.37	3.29	—	—
Year Ended 8/31/2022	$36.17	(0.20)	(13.24)	(13.44)	(2.97)	(2.97)
Institutional 3 Class
Year Ended 8/31/2026	$33.46	(0.21)	9.27	9.06	(1.68)	(1.68)
Year Ended 8/31/2025	$27.85	(0.14)	5.75	5.61	—	—
Year Ended 8/31/2024	$23.45	(0.05)	4.45	4.40	—	—
Year Ended 8/31/2023	$20.08	(0.07)	3.44	3.37	—	—
Year Ended 8/31/2022	$36.71	(0.17)	(13.48)	(13.65)	(2.98)	(2.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$35.23	27.38%	1.18%	1.18% (c)	(0.93% )	180%	$578,891
Year Ended 8/31/2025	$29.06	19.64%	1.22%	1.22% (c)	(0.89% )	122%	$460,476
Year Ended 8/31/2024	$24.29	18.31%	1.25%	1.25% (c)	(0.62% )	146%	$407,844
Year Ended 8/31/2023	$20.53	16.25%	1.28%	1.28% (c)	(0.76% )	118%	$363,077
Year Ended 8/31/2022	$17.66	(40.10% )	1.24% (d)	1.24% (c),(d)	(1.07% )	56%	$350,816
Class C
Year Ended 8/31/2026	$24.13	26.39%	1.93%	1.93% (c)	(1.68% )	180%	$48,140
Year Ended 8/31/2025	$20.27	18.75%	1.97%	1.97% (c)	(1.64% )	122%	$37,599
Year Ended 8/31/2024	$17.07	17.48%	2.00%	2.00% (c)	(1.37% )	146%	$31,922
Year Ended 8/31/2023	$14.53	15.41%	2.03%	2.03% (c)	(1.51% )	118%	$28,938
Year Ended 8/31/2022	$12.59	(40.57% )	1.99% (d)	1.99% (c),(d)	(1.82% )	56%	$28,016
Institutional Class
Year Ended 8/31/2026	$39.22	27.69%	0.93%	0.93% (c)	(0.68% )	180%	$1,807,236
Year Ended 8/31/2025	$32.19	19.93%	0.97%	0.97% (c)	(0.64% )	122%	$1,301,168
Year Ended 8/31/2024	$26.84	18.66%	1.00%	0.99% (c)	(0.37% )	146%	$1,059,900
Year Ended 8/31/2023	$22.62	16.54%	1.03%	1.03% (c)	(0.51% )	118%	$876,678
Year Ended 8/31/2022	$19.41	(39.96% )	0.99% (d)	0.99% (c),(d)	(0.82% )	56%	$769,677
Institutional 2 Class
Year Ended 8/31/2026	$40.08	27.77%	0.87%	0.87%	(0.61% )	180%	$124,338
Year Ended 8/31/2025	$32.87	20.05%	0.88%	0.88%	(0.54% )	122%	$81,899
Year Ended 8/31/2024	$27.38	18.79%	0.89%	0.89%	(0.28% )	146%	$64,982
Year Ended 8/31/2023	$23.05	16.65%	0.91%	0.91%	(0.39% )	118%	$48,817
Year Ended 8/31/2022	$19.76	(39.89% )	0.88% (d)	0.88% (d)	(0.72% )	56%	$55,108
Institutional 3 Class
Year Ended 8/31/2026	$40.84	27.84%	0.82%	0.82%	(0.56% )	180%	$878,125
Year Ended 8/31/2025	$33.46	20.14%	0.83%	0.83%	(0.50% )	122%	$656,010
Year Ended 8/31/2024	$27.85	18.76%	0.84%	0.84%	(0.21% )	146%	$413,157
Year Ended 8/31/2023	$23.45	16.78%	0.86%	0.86%	(0.34% )	118%	$385,265
Year Ended 8/31/2022	$20.08	(39.88% )	0.84% (d)	0.84% (d)	(0.66% )	56%	$345,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2026	$27.86	(0.38)	7.70	7.32	(1.47)	(1.47)
Year Ended 8/31/2025	$23.34	(0.28)	4.80	4.52	—	—
Year Ended 8/31/2024	$19.78	(0.18)	3.74	3.56	—	—
Year Ended 8/31/2023	$17.05	(0.18)	2.91	2.73	—	—
Year Ended 8/31/2022	$31.70	(0.30)	(11.51)	(11.81)	(2.84)	(2.84)
Class S
Year Ended 8/31/2026	$32.19	(0.25)	8.91	8.66	(1.63)	(1.63)
Year Ended 8/31/2025(e)	$27.26	(0.16)	5.09	4.93	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Small Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2026	$33.71	27.05%	1.44%	1.44% (c)	(1.19% )	180%	$40,912
Year Ended 8/31/2025	$27.86	19.37%	1.47%	1.47% (c)	(1.14% )	122%	$18,148
Year Ended 8/31/2024	$23.34	18.00%	1.50%	1.50% (c)	(0.87% )	146%	$9,279
Year Ended 8/31/2023	$19.78	16.01%	1.53%	1.53% (c)	(1.01% )	118%	$7,889
Year Ended 8/31/2022	$17.05	(40.26% )	1.49% (d)	1.49% (c),(d)	(1.32% )	56%	$7,173
Class S
Year Ended 8/31/2026	$39.22	27.69%	0.93%	0.93% (c)	(0.68% )	180%	$45,741
Year Ended 8/31/2025 (e)	$32.19	18.09%	0.98%	0.97%	(0.63% )	122%	$40,382
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
17

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
18
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Small Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.79% of the Fund’s average daily net assets.
20
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,540.
Columbia Small Cap Growth Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	407,195
Class C	—	1.00 (b)	5,291

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.30	1.24
Class C	2.05	1.99
Institutional Class	1.05	0.99
Institutional 2 Class	0.97	0.90
Institutional 3 Class	0.92	0.85
Class R	1.55	1.49
Class S	1.05	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
22
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation, foreign currency transactions, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
32,372,387	(73,386,387)	41,014,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
76,099,369	60,101,619	136,200,988	—	—	—
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
175,770,241	533,701,069	—	403,818,775
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,092,620,583	594,574,759	(190,755,984)	403,818,775
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Small Cap Growth Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,684,080,846 and $5,491,117,267, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	842,857	4.22	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
24
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Growth Fund  | 2026
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent, issuer of a privately offered security and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
26
Columbia Small Cap Growth Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
2.32%	2.30%	$646,246,885
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Small Cap Growth Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Columbia Small Cap Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Small Cap Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Small Cap Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN226_(10/26)

Columbia International Dividend Income Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia International Dividend Income Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 2.2%
QBE Insurance Group Ltd.	321,477	5,111,858
Telstra Corp., Ltd.	3,094,504	10,346,734
Total		15,458,592
Canada 6.5%
Canadian National Railway Co.	50,816	6,344,896
Canadian Natural Resources Ltd.	141,265	7,082,871
Manulife Financial Corp.	249,586	10,587,078
Royal Bank of Canada	76,402	15,622,733
TC Energy Corp.	99,574	6,234,736
Total		45,872,314
China 1.6%
Tencent Holdings Ltd.	199,900	11,481,293
Denmark 0.2%
Novo Nordisk A/S, Class B	33,293	1,507,773
France 8.7%
AXA SA	272,378	13,600,064
BNP Paribas SA	157,306	18,728,468
Schneider Electric SE	42,157	14,429,526
TotalEnergies SE	160,047	14,102,378
Total		60,860,436
Germany 8.0%
Adidas AG	27,640	4,841,073
Deutsche Telekom AG, Registered Shares	320,034	10,517,515
E.ON SE	659,448	13,617,315
SAP SE	55,800	12,281,035
Siemens AG, Registered Shares	43,942	14,567,147
Total		55,824,085
Hong Kong 3.6%
AIA Group Ltd.	1,372,000	13,263,948
Hong Kong Exchanges and Clearing Ltd.	223,900	12,105,477
Total		25,369,425
Ireland 3.2%
Bank of Ireland Group PLC	707,958	15,619,699
Ryanair Holdings PLC	247,987	6,686,008
Total		22,305,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.3%
UniCredit SpA	96,363	9,405,038
Japan 14.5%
Komatsu Ltd.	254,800	11,783,792
Mitsubishi Electric Corp.	324,900	11,250,230
Mizuho Financial Group, Inc.	190,200	10,131,676
ORIX Corp.	266,800	10,380,076
Renesas Electronics Corp.	476,700	9,969,505
Shin-Etsu Chemical Co., Ltd.	134,600	5,039,512
SMC Corp.	11,900	5,216,265
Tokyo Electron Ltd.	77,200	27,020,123
Toyota Motor Corp.	553,000	10,861,495
Total		101,652,674
Mexico 1.5%
Grupo Financiero Banorte SAB de CV, Class O	905,974	10,272,160
Singapore 1.9%
DBS Group Holdings Ltd.	223,680	13,602,310
South Africa 2.7%
Anglo American PLC	335,928	19,043,914
South Korea 7.1%
Samsung Electronics Co., Ltd.	244,263	46,112,676
SK, Inc.	9,041	3,565,907
Total		49,678,583
Spain 3.6%
Iberdrola SA	742,076	17,276,878
Industria de Diseno Textil SA	117,320	7,886,410
Total		25,163,288
Switzerland 5.3%
DSM-Firmenich AG	69,085	7,672,948
Nestlé SA, Registered Shares	131,274	12,769,606
Novartis AG, ADR	63,748	9,693,521
SGS SA, Registered Shares	62,837	7,202,193
Total		37,338,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.8%
Elite Material Co., Ltd.	34,000	5,873,858
Taiwan Semiconductor Manufacturing Co., Ltd.	462,000	34,720,166
Total		40,594,024
United Kingdom 13.0%
Anglogold Ashanti PLC	71,651	8,047,840
BT Group PLC	4,345,403	12,025,512
ConvaTec Group PLC	2,584,518	7,889,971
Diageo PLC	259,396	5,963,481
Experian PLC	185,428	7,548,377
GSK PLC	551,107	13,860,111
Pearson PLC	534,558	8,864,712
Reckitt Benckiser Group PLC	141,489	9,771,429
Rentokil Initial PLC	752,978	3,540,078
Taylor Wimpey PLC	4,534,973	5,186,145
Unilever PLC	134,242	8,724,963
Total		91,422,619
United States 8.3%
Linde PLC	10,836	5,305,089
Medtronic PLC	86,385	7,830,800
Roche Holding Ag	42,020	18,317,397
Shell PLC	282,397	12,987,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Smurfit WestRock PLC	168,673	7,910,764
Sunbelt Rentals Holdings, Inc.	78,142	5,553,022
Total		57,904,474
Total Common Stocks (Cost $446,997,859)		694,756,977

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(a),(b)	3,520,838	3,519,078
Total Money Market Funds (Cost $3,519,067)		3,519,078
Total Investments in Securities (Cost $450,516,926)		698,276,055
Other Assets & Liabilities, Net		3,728,437
Net Assets		$702,004,492
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	5,170,951	77,602,946	(79,254,751)	(68)	3,519,078	395	176,928	3,520,838
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia International Dividend Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	15,458,592	—	15,458,592
Canada	45,872,314	—	—	45,872,314
China	—	11,481,293	—	11,481,293
Denmark	—	1,507,773	—	1,507,773
France	—	60,860,436	—	60,860,436
Germany	—	55,824,085	—	55,824,085
Hong Kong	—	25,369,425	—	25,369,425
Ireland	—	22,305,707	—	22,305,707
Italy	—	9,405,038	—	9,405,038
Japan	—	101,652,674	—	101,652,674
Mexico	10,272,160	—	—	10,272,160
Singapore	—	13,602,310	—	13,602,310
South Africa	—	19,043,914	—	19,043,914
South Korea	—	49,678,583	—	49,678,583
Spain	—	25,163,288	—	25,163,288
Switzerland	9,693,521	27,644,747	—	37,338,268
Taiwan	—	40,594,024	—	40,594,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	8,047,840	83,374,779	—	91,422,619
United States	21,046,653	36,857,821	—	57,904,474
Total Common Stocks	94,932,488	599,824,489	—	694,756,977
Money Market Funds	3,519,078	—	—	3,519,078
Total Investments in Securities	98,451,566	599,824,489	—	698,276,055
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia International Dividend Income Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $446,997,859)	$694,756,977
Affiliated issuers (cost $3,519,067)	3,519,078
Receivable for:
Capital shares sold	146,292
Dividends	1,618,501
Foreign tax reclaims	2,712,441
Prepaid expenses	4,540
Deferred compensation of board members	241,064
Total assets	702,998,893
Liabilities
Payable for:
Capital shares redeemed	297,952
Management services fees	43,615
Distribution and/or service fees	2,407
Transfer agent fees	40,953
IRS Closing Agreement for European Union tax reclaim	252,043
Compensation of board members	1,538
Other expenses	71,117
Deferred compensation of board members	284,776
Total liabilities	994,401
Net assets applicable to outstanding capital stock	$702,004,492
Represented by
Paid in capital	422,973,658
Total distributable earnings (loss)	279,030,834
Total - representing net assets applicable to outstanding capital stock	$702,004,492
Class A
Net assets	$117,126,839
Shares outstanding	4,280,725
Net asset value per share	$27.36
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.03
Institutional Class
Net assets	$407,122,499
Shares outstanding	14,805,676
Net asset value per share	$27.50
Institutional 2 Class
Net assets	$33,347,682
Shares outstanding	1,217,488
Net asset value per share	$27.39
Institutional 3 Class
Net assets	$99,909,605
Shares outstanding	3,639,155
Net asset value per share	$27.45
Class S
Net assets	$44,497,867
Shares outstanding	1,618,197
Net asset value per share	$27.50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
7

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$20,380,310
Dividends — affiliated issuers	176,928
Foreign taxes withheld	(1,679,742)
IRS closing agreement for European Union tax reclaim	(252,043)
Total income	18,625,453
Expenses:
Management services fees	4,934,854
Distribution and/or service fees
Class A	269,309
Transfer agent fees
Class A	179,618
Institutional Class	621,426
Institutional 2 Class	16,588
Institutional 3 Class	3,441
Class S	69,717
Custodian fees	65,164
Printing and postage fees	54,647
Registration fees	71,181
Accounting services fees	40,590
Legal fees	24,127
Compensation of chief compliance officer	97
Compensation of board members	16,972
Deferred compensation of board members	12,145
Other	88,446
Total expenses	6,468,322
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(342,869)
Expense reduction	(21,418)
Total net expenses	6,104,035
Net investment income	12,521,418
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,084,441
Investments — affiliated issuers	395
Foreign currency translations	(72,123)
Net realized gain	34,012,713
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	124,798,078
Investments — affiliated issuers	(68)
Foreign currency translations	(16,693)
Net change in unrealized appreciation (depreciation)	124,781,317
Net realized and unrealized gain	158,794,030
Net increase in net assets resulting from operations	$171,315,448
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia International Dividend Income Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$12,521,418	$15,828,908
Net realized gain	34,012,713	12,992,264
Net change in unrealized appreciation (depreciation)	124,781,317	31,855,352
Net increase in net assets resulting from operations	171,315,448	60,676,524
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,705,766)	(5,605,832)
Advisor Class	—	(73,765)
Institutional Class	(16,943,209)	(20,065,559)
Institutional 2 Class	(1,484,484)	(1,857,526)
Institutional 3 Class	(4,721,012)	(5,640,361)
Class S	(1,928,569)	(2,130,710)
Total distributions to shareholders	(29,783,040)	(35,373,753)
Decrease in net assets from capital stock activity	(15,869,015)	(23,245,998)
Total increase in net assets	125,663,393	2,056,773
Net assets at beginning of year	576,341,099	574,284,326
Net assets at end of year	$702,004,492	$576,341,099
The accompanying Notes to Financial Statements are an integral part of this statement.
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Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	276,322	6,869,646	321,555	6,515,901
Distributions reinvested	189,532	4,399,163	274,208	5,229,300
Shares redeemed	(513,557)	(12,642,118)	(724,489)	(14,677,508)
Net decrease	(47,703)	(1,373,309)	(128,726)	(2,932,307)
Advisor Class
Shares sold	—	—	16,563	344,214
Distributions reinvested	—	—	3,512	73,747
Shares redeemed	—	—	(612,439)	(12,531,279)
Net decrease	—	—	(592,364)	(12,113,318)
Institutional Class
Shares sold	730,729	18,219,472	704,142	14,243,920
Distributions reinvested	700,186	16,361,484	1,011,196	19,413,394
Shares redeemed	(1,314,139)	(32,725,331)	(3,714,242)	(76,512,654)
Net increase (decrease)	116,776	1,855,625	(1,998,904)	(42,855,340)
Institutional 2 Class
Shares sold	89,812	2,204,920	141,337	2,810,504
Distributions reinvested	63,540	1,478,721	96,780	1,849,987
Shares redeemed	(194,557)	(4,855,069)	(333,282)	(6,641,693)
Net decrease	(41,205)	(1,171,428)	(95,165)	(1,981,202)
Institutional 3 Class
Shares sold	454,881	11,432,443	448,661	9,099,377
Distributions reinvested	202,786	4,720,899	294,141	5,640,342
Shares redeemed	(1,117,244)	(27,976,726)	(739,978)	(14,903,273)
Net increase (decrease)	(459,577)	(11,823,384)	2,824	(163,554)
Class S
Shares sold	1,017	24,712	1,865,677	39,159,501
Distributions reinvested	82,648	1,928,569	112,183	2,130,167
Shares redeemed	(220,842)	(5,309,800)	(222,486)	(4,489,945)
Net increase (decrease)	(137,177)	(3,356,519)	1,755,374	36,799,723
Total net decrease	(568,886)	(15,869,015)	(1,056,961)	(23,245,998)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia International Dividend Income Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$21.98	0.42	6.05	6.47	(0.62)	(0.47)	(1.09)
Year Ended 8/31/2025	$21.05	0.54 (d)	1.67	2.21	(0.47)	(0.81)	(1.28)
Year Ended 8/31/2024	$18.45	0.39	2.84	3.23	(0.45)	(0.18)	(0.63)
Year Ended 8/31/2023	$16.22	0.37	2.23	2.60	(0.37)	—	(0.37)
Year Ended 8/31/2022	$21.61	0.35 (g)	(3.97)	(3.62)	(0.42)	(1.35)	(1.77)
Institutional Class
Year Ended 8/31/2026	$22.08	0.49	6.08	6.57	(0.68)	(0.47)	(1.15)
Year Ended 8/31/2025	$21.14	0.59 (d)	1.68	2.27	(0.52)	(0.81)	(1.33)
Year Ended 8/31/2024	$18.52	0.44	2.86	3.30	(0.50)	(0.18)	(0.68)
Year Ended 8/31/2023	$16.29	0.41	2.23	2.64	(0.41)	—	(0.41)
Year Ended 8/31/2022	$21.69	0.40 (g)	(3.98)	(3.58)	(0.47)	(1.35)	(1.82)
Institutional 2 Class
Year Ended 8/31/2026	$22.00	0.51	6.06	6.57	(0.71)	(0.47)	(1.18)
Year Ended 8/31/2025	$21.07	0.62 (d)	1.67	2.29	(0.55)	(0.81)	(1.36)
Year Ended 8/31/2024	$18.46	0.46	2.85	3.31	(0.52)	(0.18)	(0.70)
Year Ended 8/31/2023	$16.24	0.44	2.21	2.65	(0.43)	—	(0.43)
Year Ended 8/31/2022	$21.63	0.55 (g)	(4.09)	(3.54)	(0.50)	(1.35)	(1.85)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia International Dividend Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$27.36	30.43%	1.23%	1.18% (c)	1.69%	12%	$117,127
Year Ended 8/31/2025	$21.98	11.53%	1.29% (e)	1.21% (e),(f)	2.67% (d)	13%	$95,133
Year Ended 8/31/2024	$21.05	17.92%	1.31% (e)	1.24% (e),(f)	2.04%	39%	$93,826
Year Ended 8/31/2023	$18.45	16.17%	1.35%	1.27% (f)	2.07%	31%	$80,500
Year Ended 8/31/2022	$16.22	(18.02% )	1.34% (e)	1.26% (e),(f)	1.82%	34%	$71,242
Institutional Class
Year Ended 8/31/2026	$27.50	30.79%	0.98%	0.93% (c)	1.94%	12%	$407,122
Year Ended 8/31/2025	$22.08	11.81%	1.04% (e)	0.96% (e),(f)	2.89% (d)	13%	$324,364
Year Ended 8/31/2024	$21.14	18.23%	1.06% (e)	0.99% (e),(f)	2.25%	39%	$352,835
Year Ended 8/31/2023	$18.52	16.39%	1.10%	1.02% (f)	2.30%	31%	$331,734
Year Ended 8/31/2022	$16.29	(17.78% )	1.09% (e)	1.01% (e),(f)	2.06%	34%	$303,028
Institutional 2 Class
Year Ended 8/31/2026	$27.39	30.94%	0.87%	0.81%	2.05%	12%	$33,348
Year Ended 8/31/2025	$22.00	11.96%	0.89% (e)	0.81% (e)	3.04% (d)	13%	$27,696
Year Ended 8/31/2024	$21.07	18.39%	0.89% (e)	0.85% (e)	2.36%	39%	$28,531
Year Ended 8/31/2023	$18.46	16.56%	0.91%	0.88%	2.52%	31%	$34,789
Year Ended 8/31/2022	$16.24	(17.66% )	0.92% (e)	0.88% (e)	3.06%	34%	$18,344
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2026	$22.05	0.52	6.08	6.60	(0.73)	(0.47)	(1.20)
Year Ended 8/31/2025	$21.12	0.63 (d)	1.67	2.30	(0.56)	(0.81)	(1.37)
Year Ended 8/31/2024	$18.50	0.48	2.85	3.33	(0.53)	(0.18)	(0.71)
Year Ended 8/31/2023	$16.27	0.47	2.20	2.67	(0.44)	—	(0.44)
Year Ended 8/31/2022	$21.67	0.43 (g)	(3.97)	(3.54)	(0.51)	(1.35)	(1.86)
Class S
Year Ended 8/31/2026	$22.08	0.48	6.09	6.57	(0.68)	(0.47)	(1.15)
Year Ended 8/31/2025(h)	$21.09	0.56 (d)	1.61	2.17	(0.37)	(0.81)	(1.18)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 8/31/2025
Class A	0.08	0.39
Institutional Class	0.08	0.39
Institutional 2 Class	0.08	0.39
Institutional 3 Class	0.08	0.39
Class S	0.07	0.39

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of 0.01%.
(g)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia International Dividend Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2026	$27.45	30.97%	0.82%	0.76%	2.09%	12%	$99,910
Year Ended 8/31/2025	$22.05	11.98%	0.84% (e)	0.77% (e)	3.10% (d)	13%	$90,384
Year Ended 8/31/2024	$21.12	18.46%	0.84%	0.80%	2.47%	39%	$86,487
Year Ended 8/31/2023	$18.50	16.65%	0.86%	0.83%	2.65%	31%	$71,437
Year Ended 8/31/2022	$16.27	(17.63% )	0.85% (e)	0.82% (e)	2.24%	34%	$43,292
Class S
Year Ended 8/31/2026	$27.50	30.79%	0.98%	0.93% (c)	1.93%	12%	$44,498
Year Ended 8/31/2025 (h)	$22.08	11.28%	1.05% (e)	0.96% (e)	3.08% (d)	13%	$38,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia International Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia International Dividend Income Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund is seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of European Union tax reclaims. The closing agreement will result in the Fund paying a portion of those taxes refunded to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in the prior years. The Fund has accrued a liability for the estimated IRS Closing Agreement costs, which is disclosed on the Statement of Assets and Liabilities. The actual amount may differ from the estimate due to additional reclaims received or interest due and that difference may be material.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
18
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.76% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia International Dividend Income Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Institutional Class	0.17
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $21,418.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	67,682

20
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.20	1.20
Institutional Class	0.95	0.95
Institutional 2 Class	0.82	0.80
Institutional 3 Class	0.77	0.76
Class S	0.95	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, former pfic holdings, trustees’ deferred compensation, foreign currency transactions, passive foreign investment company (pfic) holdings, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
2,005,810	(2,891,810)	886,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia International Dividend Income Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
17,949,989	11,833,051	29,783,040	13,812,839	21,560,914	35,373,753
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
3,275,354	29,411,990	—	245,839,684
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
452,436,371	261,214,257	(15,374,573)	245,839,684
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $76,923,295 and $108,701,050, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia International Dividend Income Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia International Dividend Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia International Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia International Dividend Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia International Dividend Income Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
100.00%	$34,038,618	$1,679,742	$0.07	$20,323,492	$0.80
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
26
Columbia International Dividend Income Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Dividend Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia International Dividend Income Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
28
Columbia International Dividend Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia International Dividend Income Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia International Dividend Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia International Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN154_(10/26)

Columbia Global Technology Growth Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Technology Growth Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Canada 0.7%
Shopify, Inc., Class A(a)	270,346	39,840,890
China 0.0%
Alibaba Group Holding Ltd., ADR	15,362	1,751,575
Germany 0.0%
SAP SE, ADR	10,790	2,383,403
Ireland 0.6%
Seagate Technology Holdings PLC	36,164	29,957,534
Israel 0.1%
Wix.com Ltd.(a)	32,790	2,893,718
Japan 0.4%
Advantest Corp.	25,900	5,420,544
Keyence Corp.	32,700	17,038,206
Total		22,458,750
Netherlands 3.0%
ASML Holding NV	78,425	133,009,584
NXP Semiconductors NV	123,290	27,695,866
Total		160,705,450
South Korea 2.4%
Samsung Electronics Co., Ltd.	432,313	81,613,298
SK Hynix, Inc.	41,199	49,862,648
Total		131,475,946
Switzerland 0.4%
STMicroelectronics NV, Registered Shares	132,285	6,632,770
TE Connectivity PLC	79,691	16,356,578
Total		22,989,348
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	475,723	197,577,276
United States 87.6%
Accenture PLC, Class A	58,371	11,076,481
Adobe, Inc.(a)	31,336	9,174,867
Advanced Micro Devices, Inc.(a)	128,519	60,496,464
Airbnb, Inc., Class A(a)	58,139	10,652,228
Akamai Technologies, Inc.(a)	49,544	5,381,469
Alphabet, Inc., Class A	603,823	204,907,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Amazon.com, Inc.(a)	554,717	144,098,835
Amphenol Corp., Class A	235,237	37,296,826
Analog Devices, Inc.	139,320	50,453,345
Apple, Inc.	1,297,692	411,173,710
Applied Materials, Inc.	307,329	140,876,540
AppLovin Corp.(a)	28,077	8,761,709
Arista Networks, Inc.(a)	239,195	46,808,070
Astera Labs, Inc.(a)	57,335	17,027,348
Atlassian Corp., Class A(a)	65,597	12,736,970
Autodesk, Inc.(a)	37,927	9,805,267
BILL Holdings, Inc.(a)	11,918	586,723
Block, Inc., Class A(a)	132,697	10,883,808
Bloom Energy Corp., Class A(a)	37,472	7,730,474
Booking Holdings, Inc.	103,308	20,567,590
Broadcom, Inc.	1,093,466	404,954,198
Cadence Design Systems, Inc.(a)	79,402	26,899,810
CDW Corp.	77,315	11,719,408
Cerebras Systems, Inc., Class A(a)	2,088	384,693
Ciena Corp.(a)	8,943	3,423,380
Cisco Systems, Inc.	402,303	44,450,458
Corning, Inc.	199,792	29,715,064
CrowdStrike Holdings, Inc., Class A(a)	459,508	106,146,348
Datadog, Inc., Class A(a)	45,417	10,765,646
Dell Technologies, Inc.	15,862	7,233,231
DoorDash, Inc., Class A(a)	41,318	9,575,033
Eaton Corp. PLC	1,256	504,761
Everpure, Inc., Class A(a)	32,544	3,024,965
Fidelity National Information Services, Inc.	78,320	3,193,106
Fiserv, Inc.(a)	35,782	1,907,538
Global Payments, Inc.	56,881	5,179,015
GoDaddy, Inc., Class A(a)	6,203	607,150
HubSpot, Inc.(a)	11,705	3,059,219
Intel Corp.(a)	441,480	39,516,875
International Business Machines Corp.	43,661	10,210,998
Intuit, Inc.	23,211	8,339,712
Keysight Technologies, Inc.(a)	30,290	9,774,583
KLA Corp.	130,359	22,871,487
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Kratos Defense & Security Solutions, Inc.(a)	11,413	581,835
Lam Research Corp.	1,097,846	330,989,591
Lumentum Holdings, Inc.(a)	26,038	23,818,521
Marvell Technology, Inc.	259,605	54,947,994
MasterCard, Inc., Class A	111,137	65,494,146
Meta Platforms, Inc., Class A	129,211	73,952,624
Microchip Technology, Inc.	160,307	11,774,549
Micron Technology, Inc.	322,622	309,307,390
Microsoft Corp.	699,110	354,651,512
MongoDB, Inc.(a)	37,862	17,165,495
Motorola Solutions, Inc.	52,871	25,658,296
NetApp, Inc.	140,796	26,088,091
Netflix, Inc.(a)	504,759	40,910,717
NVIDIA Corp.	3,465,462	765,104,700
ON Semiconductor Corp.(a)	78,222	5,795,468
Oracle Corp.	246,869	36,813,105
Palantir Technologies, Inc., Class A(a)	151,418	28,221,287
Palo Alto Networks, Inc.(a)	86,455	33,037,049
QUALCOMM, Inc.	103,889	17,710,997
Reddit, Inc., Class A(a)	26,130	3,862,275
Robinhood Markets, Inc., Class A(a)	228,344	23,932,735
Roblox Corp., Class A(a)	114,144	4,713,006
Salesforce, Inc.	89,102	22,947,329
Sandisk Corp.(a)	25,281	39,607,743
ServiceNow, Inc.(a)	294,598	43,597,558
Snowflake, Inc., Class A(a)	80,003	26,515,394
Space Exploration Technologies Corp., Class A(a)	78,944	11,343,463
Spotify Technology SA(a)	32,022	17,407,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	140,455	61,742,613
Take-Two Interactive Software, Inc.(a)	65,844	14,465,927
Teradyne, Inc.	15,676	5,483,935
Tesla, Inc.(a)	27,828	10,239,313
Texas Instruments, Inc.	84,689	22,096,207
T-Mobile US, Inc.	61,372	11,073,964
Trade Desk, Inc. (The), Class A(a)	106,383	1,459,575
Tyler Technologies, Inc.(a)	38,929	14,490,152
Uber Technologies, Inc.(a)	342,014	25,873,359
VeriSign, Inc.	24,069	6,938,611
Vertiv Holdings Co.	2,078	537,620
Visa, Inc., Class A	218,031	82,714,421
Walt Disney Co. (The)	85,379	9,182,511
Western Digital Corp.	127,466	57,429,806
Zscaler, Inc.(a)	21,845	4,115,270
Total		4,727,746,691
Total Common Stocks (Cost $980,913,797)		5,339,780,581

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	65,824,416	65,791,504
Total Money Market Funds (Cost $65,787,739)		65,791,504
Total Investments in Securities (Cost $1,046,701,536)		5,405,572,085
Other Assets & Liabilities, Net		(6,866,355)
Net Assets		$5,398,705,730
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	59,412,650	441,647,292	(435,265,719)	(2,719)	65,791,504	(11,542)	2,794,163	65,824,416
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Global Technology Growth Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	39,840,890	—	—	39,840,890
China	1,751,575	—	—	1,751,575
Germany	2,383,403	—	—	2,383,403
Ireland	29,957,534	—	—	29,957,534
Israel	2,893,718	—	—	2,893,718
Japan	—	22,458,750	—	22,458,750
Netherlands	160,705,450	—	—	160,705,450
South Korea	—	131,475,946	—	131,475,946
Switzerland	22,989,348	—	—	22,989,348
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Taiwan	197,577,276	—	—	197,577,276
United States	4,727,746,691	—	—	4,727,746,691
Total Common Stocks	5,185,845,885	153,934,696	—	5,339,780,581
Money Market Funds	65,791,504	—	—	65,791,504
Total Investments in Securities	5,251,637,389	153,934,696	—	5,405,572,085
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Global Technology Growth Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $980,913,797)	$5,339,780,581
Affiliated issuers (cost $65,787,739)	65,791,504
Receivable for:
Capital shares sold	1,273,389
Dividends	1,587,020
Foreign tax reclaims	30,225
Prepaid expenses	17,675
Deferred compensation of board members	209,840
Total assets	5,408,690,234
Liabilities
Payable for:
Investments purchased	3,757,918
Capital shares redeemed	4,927,764
Management services fees	345,592
Distribution and/or service fees	42,893
Transfer agent fees	492,302
Compensation of board members	5,669
Other expenses	90,456
Deferred compensation of board members	321,910
Total liabilities	9,984,504
Net assets applicable to outstanding capital stock	$5,398,705,730
Represented by
Paid in capital	841,673,744
Total distributable earnings (loss)	4,557,031,986
Total - representing net assets applicable to outstanding capital stock	$5,398,705,730
Class A
Net assets	$1,280,596,474
Shares outstanding	9,825,327
Net asset value per share	$130.34
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$138.29
Class C
Net assets	$202,324,166
Shares outstanding	1,863,612
Net asset value per share	$108.57
Institutional Class
Net assets	$2,293,185,842
Shares outstanding	16,520,204
Net asset value per share	$138.81
Institutional 2 Class
Net assets	$455,608,786
Shares outstanding	3,195,430
Net asset value per share	$142.58
Institutional 3 Class
Net assets	$1,077,704,063
Shares outstanding	7,512,643
Net asset value per share	$143.45
Class S
Net assets	$89,286,399
Shares outstanding	643,218
Net asset value per share	$138.81
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
7

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$22,855,376
Dividends — affiliated issuers	2,794,163
Foreign taxes withheld	(723,550)
Total income	24,925,989
Expenses:
Management services fees	37,571,623
Distribution and/or service fees
Class A	2,859,914
Class C	2,001,543
Transfer agent fees
Class A	1,191,016
Class C	207,922
Institutional Class	2,136,851
Institutional 2 Class	205,224
Institutional 3 Class	36,015
Class S	88,212
Custodian fees	44,158
Printing and postage fees	128,539
Registration fees	145,797
Accounting services fees	33,930
Legal fees	81,583
Compensation of chief compliance officer	732
Compensation of board members	57,790
Deferred compensation of board members	34,335
Other	66,863
Total expenses	46,892,047
Expense reduction	(240)
Total net expenses	46,891,807
Net investment loss	(21,965,818)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	260,735,651
Investments — affiliated issuers	(11,542)
Foreign currency translations	290,495
Net realized gain	261,014,604
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,240,081,590
Investments — affiliated issuers	(2,719)
Foreign currency translations	(2,012)
Net change in unrealized appreciation (depreciation)	1,240,076,859
Net realized and unrealized gain	1,501,091,463
Net increase in net assets resulting from operations	$1,479,125,645
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Global Technology Growth Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment loss	$(21,965,818)	$(13,394,841)
Net realized gain	261,014,604	132,389,672
Net change in unrealized appreciation (depreciation)	1,240,076,859	656,083,284
Net increase in net assets resulting from operations	1,479,125,645	775,078,115
Distributions to shareholders
Net investment income and net realized gains
Class A	(34,272,615)	(9,657,542)
Class C	(7,396,702)	(2,498,787)
Institutional Class	(58,620,783)	(15,270,914)
Institutional 2 Class	(10,241,640)	(2,968,316)
Institutional 3 Class	(25,498,481)	(6,869,383)
Class S	(2,466,095)	(764,595)
Total distributions to shareholders	(138,496,316)	(38,029,537)
Decrease in net assets from capital stock activity	(14,551,353)	(95,343,956)
Total increase in net assets	1,326,077,976	641,704,622
Net assets at beginning of year	4,072,627,754	3,430,923,132
Net assets at end of year	$5,398,705,730	$4,072,627,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,140,241	131,066,771	1,497,384	129,286,328
Distributions reinvested	305,411	31,243,542	97,575	8,793,416
Shares redeemed	(1,860,986)	(210,486,804)	(1,783,289)	(151,323,232)
Net decrease	(415,334)	(48,176,491)	(188,330)	(13,243,488)
Advisor Class
Shares sold	—	—	101,584	9,125,608
Shares redeemed	—	—	(1,994,262)	(184,342,344)
Net decrease	—	—	(1,892,678)	(175,216,736)
Class C
Shares sold	268,581	25,327,239	329,946	24,102,813
Distributions reinvested	84,182	7,211,023	31,689	2,424,555
Shares redeemed	(780,401)	(74,925,706)	(827,502)	(60,326,977)
Net decrease	(427,638)	(42,387,444)	(465,867)	(33,799,609)
Institutional Class
Shares sold	3,567,173	422,678,085	4,672,601	423,837,122
Distributions reinvested	483,854	52,619,114	142,904	13,631,640
Shares redeemed	(3,412,041)	(416,391,234)	(4,216,306)	(373,502,990)
Net increase	638,986	58,905,965	599,199	63,965,772
Institutional 2 Class
Shares sold	863,691	106,280,803	687,591	63,818,207
Distributions reinvested	91,620	10,231,250	30,318	2,965,409
Shares redeemed	(864,221)	(106,840,408)	(784,072)	(70,589,072)
Net increase (decrease)	91,090	9,671,645	(66,163)	(3,805,456)
Institutional 3 Class
Shares sold	1,443,202	180,907,297	1,451,563	137,256,121
Distributions reinvested	174,539	19,602,481	52,774	5,188,246
Shares redeemed	(1,446,966)	(179,340,133)	(1,519,798)	(141,442,428)
Net increase (decrease)	170,775	21,169,645	(15,461)	1,001,939
Class S
Shares sold	8,249	1,019,291	852,469	74,503,476
Distributions reinvested	22,675	2,466,095	8,016	764,595
Shares redeemed	(143,316)	(17,220,059)	(104,875)	(9,514,449)
Net increase (decrease)	(112,392)	(13,734,673)	755,610	65,753,622
Total net decrease	(54,513)	(14,551,353)	(1,273,690)	(95,343,956)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Global Technology Growth Fund  | 2026

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Columbia Global Technology Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$98.80	(0.72)	35.69	34.97	(3.43)	(3.43)
Year Ended 8/31/2025	$80.90	(0.46)	19.29	18.83	(0.93)	(0.93)
Year Ended 8/31/2024	$62.21	(0.33)	20.59	20.26	(1.57)	(1.57)
Year Ended 8/31/2023	$49.88	(0.18)	14.05	13.87	(1.54)	(1.54)
Year Ended 8/31/2022	$68.96	(0.31)	(15.91)	(16.22)	(2.86)	(2.86)
Class C
Year Ended 8/31/2026	$83.44	(1.31)	29.87	28.56	(3.43)	(3.43)
Year Ended 8/31/2025	$68.96	(0.93)	16.34	15.41	(0.93)	(0.93)
Year Ended 8/31/2024	$53.63	(0.74)	17.64	16.90	(1.57)	(1.57)
Year Ended 8/31/2023	$43.55	(0.49)	12.11	11.62	(1.54)	(1.54)
Year Ended 8/31/2022	$60.51	(0.67)	(13.93)	(14.60)	(2.36)	(2.36)
Institutional Class
Year Ended 8/31/2026	$104.76	(0.46)	37.94	37.48	(3.43)	(3.43)
Year Ended 8/31/2025	$85.51	(0.26)	20.44	20.18	(0.93)	(0.93)
Year Ended 8/31/2024	$65.51	(0.16)	21.73	21.57	(1.57)	(1.57)
Year Ended 8/31/2023	$52.31	(0.06)	14.80	14.74	(1.54)	(1.54)
Year Ended 8/31/2022	$72.17	(0.17)	(16.66)	(16.83)	(3.03)	(3.03)
Institutional 2 Class
Year Ended 8/31/2026	$107.46	(0.41)	38.96	38.55	(3.43)	(3.43)
Year Ended 8/31/2025	$87.66	(0.22)	20.95	20.73	(0.93)	(0.93)
Year Ended 8/31/2024	$67.08	(0.13)	22.28	22.15	(1.57)	(1.57)
Year Ended 8/31/2023	$53.50	(0.03)	15.15	15.12	(1.54)	(1.54)
Year Ended 8/31/2022	$73.74	(0.14)	(17.03)	(17.17)	(3.07)	(3.07)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Global Technology Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$130.34	36.35%	1.15%	1.15% (c)	(0.63% )	10%	$1,280,596
Year Ended 8/31/2025	$98.80	23.39%	1.16%	1.16% (c)	(0.53% )	6%	$1,011,762
Year Ended 8/31/2024	$80.90	33.13%	1.17%	1.17% (c)	(0.47% )	7%	$843,653
Year Ended 8/31/2023	$62.21	28.98%	1.19%	1.19% (c)	(0.35% )	7%	$625,054
Year Ended 8/31/2022	$49.88	(24.57% )	1.18%	1.18% (c)	(0.52% )	8%	$521,027
Class C
Year Ended 8/31/2026	$108.57	35.33%	1.90%	1.90% (c)	(1.38% )	10%	$202,324
Year Ended 8/31/2025	$83.44	22.47%	1.91%	1.91% (c)	(1.28% )	6%	$191,185
Year Ended 8/31/2024	$68.96	32.15%	1.92%	1.92% (c)	(1.22% )	7%	$190,130
Year Ended 8/31/2023	$53.63	28.00%	1.94%	1.94% (c)	(1.10% )	7%	$162,520
Year Ended 8/31/2022	$43.55	(25.12% )	1.92%	1.92% (c)	(1.27% )	8%	$152,317
Institutional Class
Year Ended 8/31/2026	$138.81	36.68%	0.90%	0.90% (c)	(0.38% )	10%	$2,293,186
Year Ended 8/31/2025	$104.76	23.71%	0.91%	0.91% (c)	(0.28% )	6%	$1,663,671
Year Ended 8/31/2024	$85.51	33.47%	0.92%	0.92% (c)	(0.22% )	7%	$1,306,801
Year Ended 8/31/2023	$65.51	29.30%	0.94%	0.94% (c)	(0.10% )	7%	$955,376
Year Ended 8/31/2022	$52.31	(24.38% )	0.92%	0.92% (c)	(0.27% )	8%	$813,076
Institutional 2 Class
Year Ended 8/31/2026	$142.58	36.76%	0.85%	0.85%	(0.33% )	10%	$455,609
Year Ended 8/31/2025	$107.46	23.76%	0.86%	0.86%	(0.23% )	6%	$333,596
Year Ended 8/31/2024	$87.66	33.55%	0.87%	0.87%	(0.17% )	7%	$277,911
Year Ended 8/31/2023	$67.08	29.36%	0.88%	0.88%	(0.05% )	7%	$193,554
Year Ended 8/31/2022	$53.50	(24.33% )	0.87%	0.87%	(0.22% )	8%	$152,756
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2026	$108.05	(0.35)	39.18	38.83	(3.43)	(3.43)
Year Ended 8/31/2025	$88.09	(0.17)	21.06	20.89	(0.93)	(0.93)
Year Ended 8/31/2024	$67.37	(0.09)	22.38	22.29	(1.57)	(1.57)
Year Ended 8/31/2023	$53.70	0.00	15.21	15.21	(1.54)	(1.54)
Year Ended 8/31/2022	$74.00	(0.11)	(17.09)	(17.20)	(3.10)	(3.10)
Class S
Year Ended 8/31/2026	$104.76	(0.45)	37.93	37.48	(3.43)	(3.43)
Year Ended 8/31/2025(d)	$85.90	(0.26)	20.05	19.79	(0.93)	(0.93)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Global Technology Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2026	$143.45	36.82%	0.80%	0.80%	(0.28% )	10%	$1,077,704
Year Ended 8/31/2025	$108.05	23.82%	0.81%	0.81%	(0.18% )	6%	$793,259
Year Ended 8/31/2024	$88.09	33.61%	0.82%	0.82%	(0.12% )	7%	$648,071
Year Ended 8/31/2023	$67.37	29.42%	0.83%	0.83%	0.00%	7%	$443,760
Year Ended 8/31/2022	$53.70	(24.29% )	0.82%	0.82%	(0.16% )	8%	$435,424
Class S
Year Ended 8/31/2026	$138.81	36.68%	0.90%	0.90% (c)	(0.38% )	10%	$89,286
Year Ended 8/31/2025 (d)	$104.76	23.15%	0.92%	0.92%	(0.31% )	6%	$79,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Global Technology Growth Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.78% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Global Technology Growth Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $240.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	853,213
Class C	—	1.00 (b)	9,703

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.25	1.25
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	0.95	0.95
Institutional 3 Class	0.90	0.91
Class S	1.00	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, late-year ordinary losses, trustees’ deferred compensation, foreign currency transactions, passive foreign investment company (pfic) holdings, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
15,428,029	(22,045,072)	6,617,043
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
—	138,496,316	138,496,316	—	38,029,537	38,029,537
Columbia Global Technology Growth Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	217,922,603	—	4,355,480,188
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,050,091,897	4,390,345,043	(34,864,855)	4,355,480,188
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on September 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
16,048,958	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $470,858,303 and $644,232,148, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
22
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Global Technology Growth Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Global Technology Growth Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Global Technology Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Global Technology Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Global Technology Growth Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Capital gain dividend
$259,227,231
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Global Technology Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Technology Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Global Technology Growth Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
28
Columbia Global Technology Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Global Technology Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Global Technology Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Global Technology Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN234_(10/26)

Overseas SMA Completion Portfolio
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Overseas SMA Completion Portfolio | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 2.5%
Northern Star Resources Ltd.	33,065	558,992
Canada 2.7%
Finning International, Inc.	9,460	620,656
China 1.4%
Kingboard Holdings Ltd.	46,500	320,454
Denmark 1.5%
Bavarian Nordic A/S(a)	10,085	340,329
France 1.6%
Eiffage SA	2,774	350,334
Germany 2.6%
Duerr AG	10,450	223,567
KION Group AG	7,153	366,631
Total		590,198
Greece 5.7%
Piraeus Bank SA(a)	109,136	1,298,495
Hong Kong 2.0%
BOC Hong Kong Holdings Ltd.	45,500	305,189
WH Group Ltd.	166,302	156,982
Total		462,171
Ireland 0.8%
Bank of Ireland Group PLC	8,613	190,029
Italy 10.3%
Avio SpA	8,102	276,975
BPER Banca SPA	72,577	1,201,152
Buzzi SpA	8,847	421,417
PRADA SpA	80,800	420,750
Total		2,320,294
Japan 42.1%
Daiwabo Holdings Co., Ltd.	31,800	755,032
Iyogin Holdings, Inc.	25,800	645,279
Kinden Corp.	6,100	266,419
Macnica Holdings, Inc.	32,100	739,904
MatsukiyoCocokara & Co.	38,500	629,255
Mebuki Financial Group, Inc.	117,700	1,250,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Medipal Holdings Corp.	26,600	480,804
Nippon Television Holdings, Inc.	26,000	493,973
Sankyo Co., Ltd.	55,100	691,480
Sanwa Holdings Corp.	8,000	181,634
SCREEN Holdings Co., Ltd.	1,700	143,051
Shimamura Co., Ltd.	33,300	682,468
Ship Healthcare Holdings, Inc.	14,600	218,032
Sundrug Co., Ltd.	8,000	186,892
Tokyo Tatemono Co., Ltd.	37,800	812,898
TOPPAN Holdings, Inc.	6,300	199,737
Toyota Tsusho Corp.	20,000	928,288
TV Asahi Holdings Corp.	10,900	213,787
Total		9,519,533
Jersey 2.7%
Yellow Cake PLC(a)	78,915	618,569
Netherlands 4.5%
ASR Nederland NV	11,963	1,008,121
Norway 3.0%
Leroy Seafood Group ASA	140,751	683,722
Poland 3.0%
Powszechna Kasa Oszczednosci Bank Polski SA	22,404	685,058
Singapore 3.3%
Venture Corp., Ltd.	56,100	745,577
South Africa 2.0%
Thungela Resources Ltd.	54,274	441,944
South Korea 1.6%
Youngone Corp.	6,738	355,290
Thailand 0.8%
Bangkok Bank PCL, Foreign Registered Shares	30,400	175,010
United Kingdom 3.8%
TP Icap Group PLC	186,085	862,203
Total Common Stocks (Cost $18,334,959)		22,146,979

The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	461,455	461,224
Total Money Market Funds (Cost $461,201)		461,224
Total Investments in Securities (Cost $18,796,160)		22,608,203
Other Assets & Liabilities, Net		17,138
Net Assets		$22,625,341
At August 31, 2026, securities and/or cash totaling $5,113 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1	09/2026	USD	161,440	8,106	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	30,001	15,808,588	(15,377,388)	23	461,224	83	25,616	461,455
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Overseas SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	558,992	—	558,992
Canada	620,656	—	—	620,656
China	—	320,454	—	320,454
Denmark	—	340,329	—	340,329
France	—	350,334	—	350,334
Germany	—	590,198	—	590,198
Greece	—	1,298,495	—	1,298,495
Hong Kong	—	462,171	—	462,171
Ireland	—	190,029	—	190,029
Italy	—	2,320,294	—	2,320,294
Japan	1,498,615	8,020,918	—	9,519,533
Jersey	—	618,569	—	618,569
Netherlands	—	1,008,121	—	1,008,121
Norway	—	683,722	—	683,722
Poland	—	685,058	—	685,058
Singapore	—	745,577	—	745,577
South Africa	441,944	—	—	441,944
South Korea	—	355,290	—	355,290
Thailand	—	175,010	—	175,010
United Kingdom	—	862,203	—	862,203
Total Common Stocks	2,561,215	19,585,764	—	22,146,979
Money Market Funds	461,224	—	—	461,224
Total Investments in Securities	3,022,439	19,585,764	—	22,608,203
Investments in Derivatives
Asset
Futures Contracts	8,106	—	—	8,106
Total	3,030,545	19,585,764	—	22,616,309
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Overseas SMA Completion Portfolio  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $18,334,959)	$22,146,979
Affiliated issuers (cost $461,201)	461,224
Foreign currency (cost $29,805)	29,901
Margin deposits on:
Futures contracts	5,113
Receivable for:
Dividends	38,222
Foreign tax reclaims	13,115
Expense reimbursement due from Investment Manager	1,413
Prepaid expenses	2,687
Deferred compensation of board members	14,763
Other assets	500
Total assets	22,713,917
Liabilities
Payable for:
Capital shares redeemed	15,186
Variation margin for futures contracts	450
Transfer agent fees	26
Accounting services fees	16,160
Custodian fees	8,973
Compensation of board members	970
Other expenses	2,732
Deferred compensation of board members	44,079
Total liabilities	88,576
Net assets applicable to outstanding capital stock	$22,625,341
Represented by
Paid in capital	18,790,144
Total distributable earnings (loss)	3,835,197
Total - representing net assets applicable to outstanding capital stock	$22,625,341
Shares outstanding	1,112,571
Net asset value per share	20.34
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
7

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$615,267
Dividends — affiliated issuers	25,616
Foreign taxes withheld	(58,374)
Total income	582,509
Expenses:
Transfer agent fees	703
Custodian fees	24,966
Printing and postage fees	10,572
Registration fees	31,609
Accounting services fees	38,150
Legal fees	16,937
Interest on interfund lending	23
Compensation of chief compliance officer	2
Compensation of board members	10,845
Deferred compensation of board members	8,011
Other	5,228
Total expenses	147,046
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(147,046)
Total net expenses	—
Net investment income	582,509
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	181,091
Investments — affiliated issuers	83
Foreign currency translations	(3,413)
Futures contracts	(2,776)
Net realized gain	174,985
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,831,491
Investments — affiliated issuers	23
Foreign currency translations	157
Futures contracts	8,106
Net change in unrealized appreciation (depreciation)	1,839,777
Net realized and unrealized gain	2,014,762
Net increase in net assets resulting from operations	$2,597,271
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Overseas SMA Completion Portfolio  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$582,509	$216,544
Net realized gain	174,985	402,331
Net change in unrealized appreciation (depreciation)	1,839,777	1,128,407
Net increase in net assets resulting from operations	2,597,271	1,747,282
Distributions to shareholders
Net investment income and net realized gains	(330,186)	(288,144)
Total distributions to shareholders	(330,186)	(288,144)
Increase in net assets from capital stock activity	11,804,456	1,229,199
Total increase in net assets	14,071,541	2,688,337
Net assets at beginning of year	8,553,800	5,865,463
Net assets at end of year	$22,625,341	$8,553,800

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	897,197	16,917,198	242,582	3,782,407
Distributions reinvested	17,984	330,186	22,182	288,144
Shares redeemed	(290,561)	(5,442,928)	(193,552)	(2,841,352)
Total net increase	624,620	11,804,456	71,212	1,229,199
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Year Ended August 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$17.53	$14.07	$12.42	$11.05	$15.65
Income from investment operations:
Net investment income	0.70	0.54	0.52	0.51	0.45
Net realized and unrealized gain (loss)	2.64	3.75	1.85	1.31	(4.10)
Total from investment operations	3.34	4.29	2.37	1.82	(3.65)
Less distributions to shareholders from:
Net investment income	(0.53)	(0.83)	(0.72)	(0.45)	(0.51)
Net realized gains	—	—	—	—	(0.44)
Total distributions to shareholders	(0.53)	(0.83)	(0.72)	(0.45)	(0.95)
Net asset value, end of period	$20.34	$17.53	$14.07	$12.42	$11.05
Total return	19.36%	32.51%	19.83%	16.82%	(24.44%)
Ratios to average net assets
Total gross expenses(a)	0.94%(b)	2.17%(b)	2.35%(c)	2.15%(b)	1.60%(c),(d)
Total net expenses(a),(e)	0.00%(b)	0.00%(b)	0.00%(c)	0.00%(b)	0.00%(c),(d)
Net investment income	3.71%	3.72%	4.11%	4.29%	3.39%
Supplemental data
Portfolio turnover	38%	55%	51%	33%	53%
Net assets, end of period (in thousands)	$22,625	$8,554	$5,865	$6,705	$4,923

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022
No Class	less than 0.01%	0.01%	—%	less than 0.01%	—%

(c)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2024	8/31/2022
No Class	0.01%	less than 0.01%

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Overseas SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
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11

Notes to Financial Statements (continued)
August 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
12
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Notes to Financial Statements (continued)
August 31, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
Overseas SMA Completion Portfolio  | 2026
13

Notes to Financial Statements (continued)
August 31, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,106 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,776)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,106
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	426,753
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Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
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15

Notes to Financial Statements (continued)
August 31, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
16
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Notes to Financial Statements (continued)
August 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, passive foreign investment company (pfic) holdings, former pfic holdings, capital loss carryforwards, foreign currency transactions and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
118,000	(118,000)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Overseas SMA Completion Portfolio  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
330,186	—	330,186	288,144	—	288,144
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
522,289	—	(270,779)	3,583,370
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
19,032,939	3,971,783	(388,413)	3,583,370
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(270,779)	—	(270,779)	148,058
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,299,495 and $5,651,994, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
18
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Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.19	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Overseas SMA Completion Portfolio  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 85.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Overseas SMA Completion Portfolio  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Overseas SMA Completion Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Overseas SMA Completion Portfolio (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Overseas SMA Completion Portfolio  | 2026
21

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
64.47%	$58,375	$0.05	$614,760	$0.55
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
22
Overseas SMA Completion Portfolio  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Overseas SMA Completion Portfolio (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund as well as performance relative to a benchmark;
•
Information on the Fund’s management fees and total expenses;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Overseas SMA Completion Portfolio  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager.  Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analysis performed by the Investment Manager showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, and (iii) the net assets of the Fund. The Board considered that the Fund is held exclusively by separately managed account (SMA) clients of Columbia Threadneedle Investments, and noted the contribution of the performance of the Fund to meeting the investment objectives of such SMA clients.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The
24
Overseas SMA Completion Portfolio  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Board considered that the Fund is held exclusively by SMA clients of Columbia Threadneedle Investments, that the Fund does not pay management fees, and that Columbia Threadneedle Investments collects management fees from SMA clients directly or indirectly through SMA program sponsors.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the
Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and noted that the Fund does not pay management fees.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement (of which there are none) were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Overseas SMA Completion Portfolio  | 2026
25

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Overseas SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
ANN307_(10/26)

Multisector Bond SMA Completion Portfolio
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multisector Bond SMA Completion Portfolio | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	969,000	971,688
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	4.983%	2,000,000	2,000,942
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.950%	2,000,000	1,997,998
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.429%	880,000	883,089
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	174,287	173,824
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	4.966%	700,000	699,663
Pagaya AI Debt Grantor Trust(a)
Series 2025-2 Class A2
10/15/2032	4.961%	422,396	422,108
Series 2025-R3 Class A
01/18/2033	4.841%	436,057	434,693
Series 2026-1 Class B
09/15/2033	5.370%	1,459,048	1,448,296
Pagaya AI Debt Trust(a)
Series 2025-4 Class A2
01/17/2033	5.373%	645,801	646,085
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	800,000	800,050
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 07/20/2038	5.379%	1,000,000	1,003,373
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	25,172	25,186
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%		579,151	577,242
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%		526,402	526,507
Series 2025-ST8 Class A
12/15/2033	4.618%		293,917	294,004
Total Asset-Backed Securities — Non-Agency (Cost $12,923,013)				12,904,748

Corporate Bonds & Notes 0.8%

Banking 0.1%
Bank of America Corp.(c)
09/15/2029	5.819%		130,000	132,443
Finance Companies 0.2%
Blackstone Private Credit Fund
05/15/2031	5.950%		204,000	200,216
Midstream 0.5%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		700,000	603,257
Total Corporate Bonds & Notes (Cost $957,717)				935,916

Foreign Government Obligations(d),(e) 14.4%

Angola 0.7%
Angolan Government International Bond(a)
04/14/2032	8.750%		200,000	204,493
10/15/2035	9.875%		400,000	421,973
05/08/2048	9.375%		200,000	190,807
Total				817,273
Brazil 1.0%
Brazil Notas do Tesouro Nacional
01/01/2035	10.000%	BRL	5,000,000	779,300
Brazilian Government International Bond
01/07/2041	5.625%		200,000	180,293
01/12/2056	7.250%		200,000	192,513
Total				1,152,106
Chile 0.4%
Chile Government International Bond
05/07/2041	3.100%		500,000	367,422
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		200,000	133,745
Total				501,167
Colombia 1.6%
Colombia Government International Bond
01/30/2030	3.000%		200,000	183,189
02/02/2034	7.500%		800,000	839,201
Colombian TES
01/24/2035	11.750%	COP	2,756,200,000	806,624
Total				1,829,014
Dominican Republic 0.6%
Dominican Republic International Bond(a)
04/30/2044	7.450%		600,000	635,766
Egypt 1.0%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	200,000	231,496
02/16/2061	7.500%		1,100,000	928,927
Total				1,160,423
Ghana 0.2%
Ghana Government International Bond(a),(c)
07/03/2035	5.000%		200,000	186,500
Guatemala 0.5%
Guatemala Government Bond(a)
08/15/2036	6.250%		600,000	613,932
Hungary 0.4%
Hungary Government International Bond(a)
09/22/2032	6.250%		200,000	209,801
09/23/2055	6.750%		200,000	207,240
Total				417,041
India 0.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	188,258
Ivory Coast 0.7%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	200,000	228,176
01/30/2037	8.250%		500,000	544,086
Total				772,262
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		200,000	197,834
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 2.1%
Mexico Government International Bond
03/22/2033	5.375%		200,000	193,934
05/07/2036	6.000%		200,000	195,635
01/29/2038	6.625%		200,000	200,769
Petroleos Mexicanos
06/15/2035	6.625%		891,000	851,695
02/12/2048	6.350%		200,000	161,568
01/23/2050	7.690%		750,000	683,559
Total				2,287,160
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	193,858
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	208,405
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	175,383
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	195,382
Romania 0.7%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	178,330
06/15/2048	5.125%		600,000	470,753
01/28/2050	3.375%	EUR	200,000	144,102
Total				793,185
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		200,000	177,396
South Africa 1.2%
Republic of South Africa Government Bond
03/31/2036	6.250%	ZAR	8,200,000	428,068
Republic of South Africa Government International Bond
09/30/2049	5.750%		800,000	663,124
04/20/2052	7.300%		200,000	198,078
Total				1,289,270
Turkey 1.5%
Turkiye Government International Bond
02/12/2032	7.125%		1,600,000	1,625,776
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.5%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	191,080
DP World Ltd.(a)
09/25/2048	5.625%	200,000	175,121
DP World PLC(a)
07/02/2037	6.850%	200,000	210,474
Total			576,675
Total Foreign Government Obligations (Cost $15,995,000)			15,994,066

Residential Mortgage-Backed Securities - Agency 45.3%

Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.343%	840,310	825,039
CMO Series 2024-95 Class HF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.043%	648,956	653,310
CMO Series 2025-35 Class MB
30-day Average SOFR + 4.450% Cap 8.550% 05/25/2055	8.093%	317,745	323,883
CMO Series 2025-6 Class GF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.043%	629,730	633,956
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.493%	896,828	888,615
Fannie Mae REMICS(b),(f)
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.907%	4,552,377	274,277
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.743%	740,624	740,626
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.243%	347,015	349,292
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(f)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.457%	8,794,741	387,765
Government National Mortgage Association(b),(f)
CMO Series 2024-151 Class DS
-1.0 x 30-day Average SOFR + 5.330% Cap 5.330% 09/20/2054	1.691%	7,659,539	343,625
Uniform Mortgage-Backed Security TBA(g)
09/14/2056	3.500%	6,075,000	5,385,630
09/14/2056	4.000%	7,590,000	6,924,689
09/14/2056	4.500%	8,981,000	8,427,222
09/14/2056	5.000%	10,100,000	9,741,970
09/14/2056	5.500%	9,603,857	9,505,060
09/14/2056	6.000%	4,874,478	4,927,452
Total Residential Mortgage-Backed Securities - Agency (Cost $50,856,175)			50,332,411

Residential Mortgage-Backed Securities - Non-Agency 6.9%

COLT Mortgage Loan Trust(a),(c)
CMO Series 2025-7 Class A2
06/25/2070	5.673%	622,180	620,662
EASY(a),(c)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	800,000	803,422
GITSIT Mortgage Loan Trust(a),(c)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	475,391	469,868
Homes Trust(a),(c)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	1,242,423	1,220,789
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	862,564	852,726
OBX Trust(a),(h)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	555,606	553,769
OBX Trust(a),(c)
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	418,555	417,193
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	456,079	455,598
PRPM Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	649,263	648,544
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	782,930	767,305
Verus Securitization Trust(a),(c)
CMO Series 2025-2 Class A1
03/25/2070	5.307%	484,228	481,991
CMO Series 2026-4 Class A2
04/25/2071	5.323%	391,974	388,673
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $7,733,820)			7,680,540

Senior Loans 27.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bleriot US Bidco, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.250% 10/31/2030	5.982%	250,000	250,567
Karman Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.250% 04/01/2032	6.061%	241,551	242,177
Signature Aviation US Holdings, Inc.(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/01/2031	6.275%	296,994	298,058
TransDigm, Inc.(b),(i)
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.186%	12,507	12,541
Total			803,343
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.479%	90,042	90,083
American Airlines, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.000% 05/29/2033	6.764%	15,832	15,782
Total			105,865
Automotive 0.2%
Clarios Global LP(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.186%	243,393	244,063
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.8%
Chicago US Midco III LP(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	15,240	15,101
Chicago US Midco III LP(b),(i)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.186%	102,361	101,428
Citadel Securities Global Holdings LLC(b),(i)
Term Loan
3-month Term SOFR + 2.000% 06/10/2033	5.661%	40,300	40,369
Focus Financial Partners LLC(b),(i)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.186%	36,762	36,311
Hudson River Trading LLC(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.159%	51,376	51,280
Jefferies Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.402%	109,137	108,619
Jump Financial LLC(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 02/26/2032	7.232%	146,000	146,000
Osaic Holdings, Inc.(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.232%	99,750	99,553
VFH Parent LLC(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.186%	266,945	266,360
Total			865,021
Building Materials 0.9%
DG Investment Intermediate Holdings 2, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/09/2032	6.686%	208,512	209,034
Park River Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.225%	34,931	35,009
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(i)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.936%	100,000	100,120
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.936%	297,716	298,323
QXO Building Products, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/01/2033	5.686%	46,089	46,027
Smyrna Ready Mix Concrete LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.686%	296,250	297,177
Total			985,690
Chemicals 1.0%
Chemours Co. (The)(b),(i)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.186%	149,250	149,577
Ineos US Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	6.686%	148,489	137,971
Lummus Technology Holdings V LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.186%	296,254	295,700
Nouryon Finance BV(b),(i)
Term Loan
3-month Term SOFR + 3.500% 07/08/2031	7.213%	38,308	38,440
Olympus Water US Holding Corp.(b),(i)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.732%	297,733	297,659
Qnity Electronics, Inc.(b),(i)
Term Loan
3-month Term SOFR + 1.750% 11/01/2032	5.514%	150,000	149,749
Total			1,069,096
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/26/2032	6.491%	59,381	59,600
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.5%
BCPE Empire Holdings, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.186%	152,680	150,543
Corporation Service Co.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.686%	179,381	179,606
Cushman & Wakefield US Borrower LLC(b),(i)
Term Loan
1-month Term SOFR + 2.250% 06/13/2033	5.936%	200,000	200,000
Fleet Midco I Ltd.(b),(i)
Tranche B3 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.479%	93,647	93,998
Frontdoor, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.936%	198,489	198,653
GAIA Purchaser, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/25/2033		158,412	159,303
GBT US III LLC(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.810%	296,241	295,746
OMNIA Partners LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.417%	198,500	198,693
Raven Acquisition Holdings LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	10,070	10,049
Raven Acquisition Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.686%	139,225	138,924
Rosen International SARL(b),(i)
Term Loan
3-month Term SOFR + 2.000% 03/26/2031	5.732%	99,158	99,102
Total			1,724,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.6%
Bombardier Recreational Products, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.935%	296,246	296,854
Lavender Dutch BorrowCo BV(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	90,616	90,525
Osmosis Buyer Ltd.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/02/2033	6.206%	22,860	22,932
Prestige Brands, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.000% 06/13/2033	5.686%	245,614	246,842
Total			657,153
Diversified Manufacturing 1.8%
ADI Global Distribution Funding LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% 07/01/2033	6.436%	250,000	250,313
Columbus McKinnon Corp.(b),(i)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.232%	63,040	63,250
CompoSecure Holdings LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 01/14/2033	5.918%	17,241	17,198
Dynamo Midco BV(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.936%	200,000	194,626
EMRLD Borrower LP(b),(i)
Term Loan
3-month Term SOFR + 2.250% 08/04/2031	6.073%	296,254	296,994
Hillman Group, Inc. (The)(b),(i)
Term Loan
1-month Term SOFR + 2.000% 07/22/2033	5.659%	19,228	19,223
Madison IAQ LLC(b),(i)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	249,388	248,959
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pye-Barker Fire & Safety LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 12/16/2032	3.086%	32,500	32,620
Pye-Barker Fire & Safety LLC(b),(i)
Term Loan
3-month Term SOFR + 2.500% 12/16/2032	6.232%	217,500	218,301
Resilience Parent LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.232%	38,973	38,949
Skyshield US Bidco Ltd.(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.500% 06/30/2033	6.370%	45,388	45,558
Tiger Acquisition LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.186%	248,120	248,862
TK Elevator Midco GmbH(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.704%	296,269	297,643
Total			1,972,496
Electric 1.1%
Astoria Project Partners LLC/Energy LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.955%	259,648	259,863
Bayonne Energy Center LLC(b),(i),(l)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.732%	122,605	123,371
Carroll County Energy LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.482%	183,068	183,678
Clean Energy Future-Trumbull LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/29/2033	6.732%	14,747	14,722
CPV Fairview LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.232%	65,151	65,070
CPV Three Rivers LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.482%	18,473	18,488
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/03/2031	6.232%	133,232	133,132
Invenergy Thermal Operating I LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.370%	23,273	23,399
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.370%	1,540	1,548
Jackson Generation LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.5% 07/08/2033	6.230%	24,854	24,823
Solebury Borrower I LLC(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.250% 08/04/2033	6.128%	184,414	183,953
South Field Energy LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	172,992	173,425
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	11,339	11,368
Total			1,216,840
Environmental 0.3%
EnergySolutions LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/23/2033		145,118	146,267
Tidal Waste & Recycling Holdings LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.482%	198,493	198,990
Total			345,257
Finance Companies 0.2%
Neptune BidCo US, Inc.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.863%	206,739	206,068
Snacking Investments BidCo Pty Ltd.(b),(i)
Term Loan
3-month Term SOFR + 2.500% 10/29/2032	6.323%	42,643	42,769
Total			248,837
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.2%
CHG PPC Parent LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.801%	198,425	199,417
Froneri International Ltd.(b),(i)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	6.454%	248,750	247,613
Golden State Foods LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.235%	296,994	297,606
Primo Brands Corp.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.482%	227,050	228,353
Savor Acquisition, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.823%	37,218	37,398
Sazerac Co., Inc.(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.650%	298,500	298,345
Treehouse Foods, Inc.(b),(i)
Term Loan
1-month Term SOFR + 3.750% 02/11/2033	7.436%	42,168	42,274
Total			1,351,006
Gaming 0.9%
Caesars Entertainment, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.936%	198,769	193,883
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.936%	248,096	238,587
DraftKings, Inc.(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 08/25/2033	5.667%	62,510	62,354
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
9

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.936%	296,134	296,762
Jack Ohio Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.686%	198,493	196,136
Pioneer Opco LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033	6.936%	56,360	56,765
Total			1,044,487
Health Care 1.1%
Hologic, Inc.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	61,226	60,337
McKesson Medical-Surgical Top Holdings, Inc.(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/09/2032	5.982%	174,633	175,180
Paradigm Parent LLC(b),(i)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.232%	248,374	227,227
Southern Veterinary Partners LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.188%	297,005	297,496
Star Parent, Inc.(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/27/2030	7.232%	219,956	221,232
US Fertility Enterprises LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/30/2032	3.500%	5,399	5,414
US Fertility Enterprises LLC(b),(i)
Term Loan
3-month Term SOFR + 3.000% 12/30/2032	6.728%	105,243	105,550
WS Audiology A/S(b),(i)
Tranche B11 Term Loan
3-month Term SOFR + 3.250% 02/28/2032	7.022%	86,822	85,881
Total			1,178,317
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.1%
IMA Financial Group, Inc.(b),(i)
Term Loan
1-month Term SOFR + 3.250% 08/22/2033	6.936%	89,859	89,916
Home Construction 0.0%
Salas O’Brien, Inc.(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 01/31/2033	2.750%	1,176	1,179
Salas O’Brien, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.436%	15,290	15,329
Trilon Group LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 0% 06/13/2033		789	788
Trilon Group LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 06/13/2033	7.253%	14,398	14,389
Total			31,685
Integrated Energy 0.1%
Dresser Utility Solutions LLC(b),(i),(j)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/05/2033		8,973	8,978
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/05/2033		55,519	55,554
Total			64,532
Leisure 0.8%
Alterra Mountain Co.(b),(i),(l)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.186%	57,971	58,116
Alterra Mountain Co.(b),(i)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.186%	239,049	239,646
Arcis Golf LLC(b),(i)
Term Loan
3-month Term SOFR + 2.500% 08/05/2033	6.259%	224,146	224,356
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/04/2033	6.936%	87,937	88,133
TKO Worldwide Holdings LLC(b),(i)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.507%	250,000	249,720
Total			859,971
Lodging 0.2%
Hilton Grand Vacations Borrower LLC(b),(i)
Term Loan
1-month Term SOFR + 2.000% 07/18/2033	5.686%	45,481	45,265
Travel + Leisure Co.(b),(i)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.686%	148,866	149,176
Total			194,441
Media and Entertainment 0.5%
Creative Artists Agency LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.186%	110,075	110,240
Discovery Global Holdings, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.500% 06/03/2033	6.186%	250,000	250,488
NEP Group, Inc.(b),(i)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.186%	121,781	109,976
Oak-Eagle Acquireco, Inc.(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 08/04/2033	7.251%	102,683	103,627
Total			574,331
Midstream 0.3%
AL GCX Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.901%	23,975	23,958
ITT Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.661%	296,250	295,583
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pelican Pipeline LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.482%	27,787	27,926
Total			347,467
Other Financial Institutions 1.8%
Apex Group Treasury LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.261%	296,992	282,472
BCP VI Summit Holdings LP(b),(i)
Term Loan
1-month Term SOFR + 2.750% 01/30/2032	6.456%	3,624	3,638
Chrysaor Bidco SARL(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 10/30/2031	6.763%	296,371	297,705
Citco Funding LLC(b),(i)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.823%	178,085	178,117
Emerald 2 Ltd.(b),(i)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.982%	115,737	115,930
EP Wealth Advisors LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 10/18/2032	6.186%	199,500	200,164
FinCo I LLC(b),(i)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.436%	297,004	296,921
Hunter Douglas Holding BV(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.732%	296,241	296,549
Kestra Advisor Services Holdings A, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 03/22/2031	6.436%	40,199	39,979
Mariner Wealth Advisers LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.982%	25,679	25,719
Mermaid Bidco, Inc.(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	7.009%	198,481	195,008
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
11

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NTI Buyer LLC(b),(i)
Term Loan
3-month Term SOFR + 4.250% 07/01/2033	8.061%	34,444	33,927
Total			1,966,129
Other Industry 1.6%
APi Group DE, Inc.(b),(i),(j)
Term Loan
1-month Term SOFR + 1.750% 05/16/2033	5.436%	250,000	250,625
Aramark Intermediate HoldCo Corp.(b),(i)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.436%	300,000	300,564
Artera Services LLC(b),(i)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.186%	198,477	165,480
Bach Finance Ltd.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/09/2032	6.017%	24,299	24,264
Belden, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 07/01/2033	5.936%	226,932	227,688
Chariot Buyer LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.436%	198,496	198,687
Dayforce Bidco LLC(b),(i)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.823%	150,153	144,761
LSF12 Helix Parent LLC(b),(i)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.186%	61,498	61,411
Pinnacle Buyer LLC(b),(i),(j),(k)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	24,194	24,282
Pinnacle Buyer LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.234%	125,492	125,953
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ryan LLC(b),(i)
Term Loan
1-month Term SOFR + 3.500% 11/05/2032	7.186%	222,306	223,140
Total			1,746,855
Packaging 0.7%
Clydesdale Acquisition Holdings, Inc.(b),(i)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.861%	250,000	249,515
Owens-Brockway Glass Container, Inc.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.686%	95,946	95,227
ProAmpac PG Borrower LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 4.000% 03/07/2033	7.806%	73,447	73,158
Sword Purchaser LLC(b),(i)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.686%	148,426	146,640
Tosca Services LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.082%	202,577	201,438
Total			765,978
Paper 0.2%
Verde Purchaser LLC(b),(i)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.732%	248,734	248,147
Pharmaceuticals 0.4%
Alkermes, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/12/2031	5.988%	123,617	124,288
Dechra Pharmaceuticals Holdings Ltd.(b),(i)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.697%	297,006	297,424
Grifols International Services Designated Activity Co.(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	70,540	70,743
Total			492,455
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.186%	317,593	316,783
AmWINS Group, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.000% 01/30/2032	5.732%	198,489	196,506
Broadstreet Partners Group LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.186%	186,491	183,601
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(i)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.186%	296,254	296,144
Total			993,034
Restaurants 0.3%
Flynn Restaurant Group LP(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.436%	44,106	42,541
IRB Holding Corp.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.186%	129,501	129,891
Whatabrands LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/13/2033	6.392%	139,591	139,908
Total			312,340
Retailers 1.0%
Beach Acquisition Bidco LLC(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 09/12/2032	6.436%	298,502	299,573
Harbor Freight Tools USA, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.936%	285,523	286,123
LS Group Opco Acquisition LLC/PropCo(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 04/23/2031	6.186%	198,492	198,183
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mavis Tire Express Services Topco Corp.(b),(i)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	296,250	295,891
Total			1,079,770
Technology 5.8%
Ahead DB Holdings LLC(b),(i)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.232%	248,476	247,855
Applied Systems, Inc.(b),(i)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.982%	198,496	195,271
Ascend Learning LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.685%	296,250	295,838
BCPE Pequod Buyer, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.436%	199,500	198,004
Calabrio, Inc.(b),(i)
Term Loan
1-month Term SOFR + 4.000% 11/26/2032	7.686%	122,420	93,084
Cloud Software Group, Inc.(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.982%	297,000	283,412
CoreLogic, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 4.250% 07/25/2031	7.936%	80,586	78,898
Cotiviti, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.456%	643,580	613,814
Darktrace Finco US LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.988%	296,250	279,032
Ellucian Holdings, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.186%	148,496	145,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
13

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fortress Intermediate 3, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.642%	297,750	296,881
Genesys Cloud Services Holdings I LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.186%	249,367	243,178
Icon Parent I, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.446%	149,244	142,874
IGT Holding IV AB(b),(i),(l)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.732%	177,050	176,607
Imprivata, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.75% 11/30/2029	7.484%	185,711	187,269
ION Platform Finance US, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.482%	122,906	93,439
McAfee Corp.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.686%	98,737	93,211
MIS Acquisition LLC(b),(i)
Term Loan
3-month Term SOFR + 4.500% 04/22/2031	8.251%	126,763	121,271
Mitchell International, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.686%	296,250	292,757
Nielsen Consumer, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.935%	296,258	294,776
Peraton Corp.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.673%	60,545	57,476
Ping Identity Holding Corp.(b),(i),(l)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.389%	95,914	94,715
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PointClickCare Technologies, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.573%	279,544	277,973
Project Boost Purchaser LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.482%	248,744	245,246
Proofpoint, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/31/2030	8.249%	249,362	245,756
Rackspace Finance LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.523%	250,000	217,672
Shift4 Payments LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.000% 07/03/2032		298,502	298,627
UKG, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.250% 02/10/2031	6.073%	248,747	241,653
VS Buyer LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.073%	165,665	162,352
Xplor T1 LLC(b),(i)
Term Loan
3-month Term SOFR + 3.250% 12/01/2032	6.907%	253,067	241,047
Total			6,455,112
Transportation Services 0.1%
Student Transportation of America Holdings, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/24/2032		67,923	68,211
Student Transportation of America Holdings, Inc.(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.750% 06/24/2032	6.616%	39,279	39,446
Total			107,657
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
Crown Subsea Communications Holding, Inc.(b),(i)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.686%	299,244	300,833
Total Senior Loans (Cost $30,646,867)			30,502,341

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2027	3.750%	1,500,000	1,496,543
04/30/2030	3.875%	850,000	833,797
Total U.S. Treasury Obligations (Cost $2,354,289)			2,330,340

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $95,851)	1,004

Money Market Funds 27.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(m),(n)	30,134,029	30,118,962
Total Money Market Funds (Cost $30,119,195)		30,118,962
Total Investments in Securities (Cost: $151,681,927)		150,800,328
Other Assets & Liabilities, Net		(39,678,088)
Net Assets		111,122,240
At August 31, 2026, securities and/or cash totaling $5,398,793 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	42	12/2026	GBP	3,617,880	—	(6,113)
U.S. Treasury 5-Year Note	1	12/2026	USD	105,703	—	(518)
U.S. Treasury Ultra Bond	60	12/2026	USD	6,601,875	—	(28,999)
Total					—	(35,630)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(42)	12/2026	USD	(4,521,563)	17,090	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.40	10/15/2026	95,851	1,004

The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
15

Portfolio of Investments (continued)
August 31, 2026
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	1.384	USD	2,050,000	53,122	—	—	53,122	—
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.013	USD	66,592,960	3,342,088	—	—	3,342,088	—
Total								3,395,210	—	—	3,395,210	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $28,456,480, which represents 25.61% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.

(i)
The stated interest rate represents the weighted average interest rate at August 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Represents a security purchased on a forward commitment basis.
(k)
At August 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	15,240
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	24,194
Pye-Barker Fire & Safety LLC Delayed Draw Term Loan 12/16/2032 3.086%	27,400
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	10,070
Salas O’Brien, Inc. Delayed Draw Term Loan 01/31/2033 2.750%	1,176
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
Borrower	Unfunded Commitment ($)
Trilon Group LLC Delayed Draw Term Loan 06/13/2033	788
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 3.500%	5,399

(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	24,331,843	59,962,194	(54,174,079)	(996)	30,118,962	(1,883)	1,018,279	30,134,029
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
17

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	12,904,748	—	12,904,748
Corporate Bonds & Notes	—	935,916	—	935,916
Foreign Government Obligations	—	15,994,066	—	15,994,066
Residential Mortgage-Backed Securities - Agency	—	50,332,411	—	50,332,411
Residential Mortgage-Backed Securities - Non-Agency	—	7,680,540	—	7,680,540
Senior Loans	—	30,049,532	452,809	30,502,341
U.S. Treasury Obligations	—	2,330,340	—	2,330,340
Call Option Contracts Purchased	—	1,004	—	1,004
Money Market Funds	30,118,962	—	—	30,118,962
Total Investments in Securities	30,118,962	120,228,557	452,809	150,800,328
Investments in Derivatives
Asset
Futures Contracts	17,090	—	—	17,090
Swap Contracts	—	3,395,210	—	3,395,210
Liability
Futures Contracts	(35,630)	—	—	(35,630)
Total	30,100,422	123,623,767	452,809	154,176,998
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multisector Bond SMA Completion Portfolio  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $121,466,881)	$120,680,362
Affiliated issuers (cost $30,119,195)	30,118,962
Option contracts purchased (cost $95,851)	1,004
Cash	98,767
Foreign currency (cost $59,950)	60,182
Margin deposits on:
Futures contracts	378,790
Swap contracts	5,020,003
Receivable for:
Investments sold	1,596
Investments sold on a delayed delivery basis	124,608
Capital shares sold	1,612
Dividends	99,945
Interest	606,493
Variation margin for futures contracts	9,188
Variation margin for swap contracts	61
Expense reimbursement due from Investment Manager	894
Prepaid expenses	2,905
Deferred compensation of board members	12,379
Total assets	157,217,751
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	45,957,981
Variation margin for futures contracts	43,227
Variation margin for swap contracts	20,083
Transfer agent fees	82
Compensation of board members	1,046
Other expenses	31,077
Deferred compensation of board members	42,015
Total liabilities	46,095,511
Net assets applicable to outstanding capital stock	$111,122,240
Represented by
Paid in capital	111,804,611
Total distributable earnings (loss)	(682,371)
Total - representing net assets applicable to outstanding capital stock	$111,122,240
Shares outstanding	7,933,005
Net asset value per share	14.01
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
19

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$1,018,279
Interest	4,090,077
Interfund lending	586
Foreign taxes withheld	(4,336)
Total income	5,104,606
Expenses:
Transfer agent fees	3,814
Custodian fees	31,025
Printing and postage fees	11,674
Registration fees	49,793
Accounting services fees	32,721
Legal fees	16,640
Compensation of chief compliance officer	15
Compensation of board members	11,647
Deferred compensation of board members	8,258
Other	7,901
Total expenses	173,488
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(173,488)
Total net expenses	—
Net investment income	5,104,606
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(167,834)
Investments — affiliated issuers	(1,883)
Foreign currency translations	(9,439)
Forward foreign currency exchange contracts	(17,550)
Futures contracts	(867,220)
Swap contracts	186,485
Increase from payment by affiliate	2,920
Net realized loss	(874,521)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,251,100)
Investments — affiliated issuers	(996)
Foreign currency translations	1,889
Forward foreign currency exchange contracts	16,840
Futures contracts	26,222
Option contracts purchased	(94,847)
Swap contracts	2,339,725
Net change in unrealized appreciation (depreciation)	1,037,733
Net realized and unrealized gain	163,212
Net increase in net assets resulting from operations	$5,267,818
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Multisector Bond SMA Completion Portfolio  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$5,104,606	$1,174,007
Net realized gain (loss)	(874,521)	670,664
Net change in unrealized appreciation (depreciation)	1,037,733	1,411,540
Net increase in net assets resulting from operations	5,267,818	3,256,211
Distributions to shareholders
Net investment income and net realized gains	(6,984,234)	(1,156,443)
Total distributions to shareholders	(6,984,234)	(1,156,443)
Increase in net assets from capital stock activity	48,011,576	60,017,808
Total increase in net assets	46,295,160	62,117,576
Net assets at beginning of year	64,827,080	2,709,504
Net assets at end of year	$111,122,240	$64,827,080

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	4,338,923	61,617,063	4,624,788	63,678,454
Distributions reinvested	496,476	6,984,234	83,276	1,156,443
Shares redeemed	(1,459,314)	(20,589,721)	(349,734)	(4,817,089)
Total net increase	3,376,085	48,011,576	4,358,330	60,017,808
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Year Ended August 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$14.23	$13.64	$12.50	$11.58	$12.72
Income from investment operations:
Net investment income	0.74	0.64	0.67	0.52	0.21
Net realized and unrealized gain (loss)	0.08	0.53	1.14	0.92	(0.99)
Increase from payment by affiliate	0.00	0.00	—	—	—
Total from investment operations	0.82	1.17	1.81	1.44	(0.78)
Less distributions to shareholders from:
Net investment income	(0.73)	(0.58)	(0.67)	(0.52)	(0.27)
Net realized gains	(0.31)	—	—	—	(0.09)
Total distributions to shareholders	(1.04)	(0.58)	(0.67)	(0.52)	(0.36)
Net asset value, end of period	$14.01	$14.23	$13.64	$12.50	$11.58
Total return	5.96%	8.79%(a)	14.90%	12.58%	(6.21%)
Ratios to average net assets
Total gross expenses(b)	0.18%	0.56%	5.35%	5.56%	0.62%(c)
Total net expenses(b),(d)	0.00%	0.00%	0.00%	(0.01)%(e)	0.00%(c)
Net investment income	5.24%	4.69%	5.17%	4.30%	1.66%
Supplemental data
Portfolio turnover	517%	656%	967%	1,205%	372%
Net assets, end of period (in thousands)	$111,122	$64,827	$2,710	$2,358	$3,007

Notes to Financial Highlights
(a)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	8/31/2022
No Class	0.01%

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)
Total net expenses include the impact of an expense reimbursement by the Investment Manager of indirect expenses related to investments in underlying funds. Had indirect expenses been incurred directly, the total net expense ratio would have been 0.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.
22
Multisector Bond SMA Completion Portfolio  | 2026

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Multisector Bond SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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23

Notes to Financial Statements (continued)
August 31, 2026
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
24
Multisector Bond SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
August 31, 2026
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Multisector Bond SMA Completion Portfolio  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
26
Multisector Bond SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
August 31, 2026
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
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27

Notes to Financial Statements (continued)
August 31, 2026
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
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Notes to Financial Statements (continued)
August 31, 2026
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,395,210 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	17,090 *
Interest rate risk	Investments, at value — Option contracts purchased	1,004
Total		3,413,304

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	35,630 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	186,485	186,485
Foreign exchange risk	(17,550)	—	—	(17,550)
Interest rate risk	—	(867,220)	—	(867,220)
Total	(17,550)	(867,220)	186,485	(698,285)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	2,339,725	2,339,725
Foreign exchange risk	16,840	—	—	—	16,840
Interest rate risk	—	26,222	(94,847)	—	(68,625)
Total	16,840	26,222	(94,847)	2,339,725	2,287,940
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29

Notes to Financial Statements (continued)
August 31, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	40,775,300
Futures contracts — short	57,765,657
Credit default swap contracts — sell protection	55,531,743

Derivative instrument	Average value ($)
Option contracts purchased	10,705

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	6,175	(6,868)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
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Notes to Financial Statements (continued)
August 31, 2026
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	Citi	Morgan Stanley	Total
Assets
Centrally cleared credit default swap contracts (a)	$-	61	61
Call option contracts purchased	1,004	-	1,004
Total assets	1,004	61	1,065
Liabilities
Centrally cleared credit default swap contracts (a)	-	20,083	20,083
Total financial and derivative net assets	1,004	(20,022)	(19,018)
Total collateral received (pledged) (b)	-	(20,022)	(20,022)
Net amount (c)	$1,004	-	1,004

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31

Notes to Financial Statements (continued)
August 31, 2026
(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
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Notes to Financial Statements (continued)
August 31, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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33

Notes to Financial Statements (continued)
August 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for derivative investments, tax straddles, principal and/or interest from fixed income securities, post-October capital losses, capital loss carryforwards, foreign currency transactions and distribution reclassifications.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(29,613)	29,613	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
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Notes to Financial Statements (continued)
August 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
6,916,627	67,607	6,984,234	1,156,443	—	1,156,443
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
39,582	—	(589,550)	2,512,353
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
151,664,645	3,799,391	(1,287,038)	2,512,353
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(589,550)	—	(589,550)	187,849
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on September 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
—	2,646,932
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $615,217,737 and $573,431,899, respectively, for the year ended August 31, 2026, of which $556,017,188 and $549,259,880, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
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35

Notes to Financial Statements (continued)
August 31, 2026
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	850,000	4.17	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
36
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Notes to Financial Statements (continued)
August 31, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Multisector Bond SMA Completion Portfolio  | 2026
37

Notes to Financial Statements (continued)
August 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
38
Multisector Bond SMA Completion Portfolio  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multisector Bond SMA Completion Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multisector Bond SMA Completion Portfolio (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multisector Bond SMA Completion Portfolio  | 2026
39

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multisector Bond SMA Completion Portfolio (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund as well as performance relative to a benchmark;
•
Information on the Fund’s management fees and total expenses;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
40
Multisector Bond SMA Completion Portfolio  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager.  Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analysis performed by the Investment Manager showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, and (iii) the net assets of the Fund. The Board considered that the Fund is held exclusively by separately managed account (SMA) clients of Columbia Threadneedle Investments, and noted the contribution of the performance of the Fund to meeting the investment objectives of such SMA clients.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The
Multisector Bond SMA Completion Portfolio  | 2026
41

Approval of Management Agreement (continued)
(Unaudited)
Board considered that the Fund is held exclusively by SMA clients of Columbia Threadneedle Investments, that the Fund does not pay management fees, and that Columbia Threadneedle Investments collects management fees from SMA clients directly or indirectly through SMA program sponsors.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and noted that the Fund does not pay management fees.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement (of which there are none) were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
42
Multisector Bond SMA Completion Portfolio  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multisector Bond SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
ANN308_(10/26)

Columbia Balanced Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Balanced Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	42,142	42,177
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	509,557	511,219
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,473,744
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.400%	12,575,000	12,582,520
Bain Capital Credit CLO(a),(b)
Series 2026-1A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 04/19/2034	4.709%	8,011,267	8,018,926
Ballyrock CLO Ltd.(a),(b)
Series 2024-22AR Class A1R
3-month Term SOFR + 1.200% 07/15/2039	4.825%	23,000,000	23,005,244
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.759%	19,187,687	19,207,431
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.943%	231,743	232,141
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.143%	196,982	197,399
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	4.983%	19,250,000	19,259,067
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	16,503,935	16,433,572
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	5.035%	156,817	156,903
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	6,940,819	6,920,176
FIGRE Trust(a),(c)
Series 2026-HE5 Class A
06/25/2056	5.605%	8,244,145	8,191,433
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,661,595
GoldenTree Loan Management US CLO 19 Ltd.(a),(b)
Series 2024-19A Class AR
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2039	4.879%	17,000,000	16,999,354
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.079%	9,175,000	9,190,708
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.919%	18,000,000	18,007,236
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	6,323,860	6,286,876
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	9,423,223	9,262,189
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	1,308,226	1,322,559
Series 2026-NF1A Class A
09/15/2032	5.440%	8,220,000	8,229,822
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.586%	4,780,187	4,780,454
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.909%	17,450,000	17,450,750
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR2
3-month Term SOFR + 1.450% Floor 1.450% 10/15/2032	5.203%	10,400,000	10,405,283
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	4,481,302	4,490,939
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	4,141,504	4,174,305
Series 2025-1 Class A
12/22/2042	6.250%	9,467,036	9,376,992
NetCredit Combined Receivables B LLC(a)
Series 2026-A Class A
09/20/2032	5.880%	12,090,000	12,089,447
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.009%	4,025,000	4,032,112
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.929%	16,800,000	16,824,310
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.059%	16,150,000	16,169,461
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,318,954
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class B
03/15/2033	5.440%	12,499,517	12,443,843
Series 2025-6 Class B
04/15/2033	4.883%	10,149,065	10,080,562
Series 2025-R3 Class A
01/18/2033	4.841%	3,056,629	3,047,073
Series 2026-3 Class A2
12/15/2033	5.241%	9,130,000	9,122,946
Series 2026-4 Class A2
01/16/2034	5.245%	8,835,000	8,814,414
Series 2026-4 Class B
01/16/2034	6.254%	5,500,000	5,493,783
Pagaya AI Debt Trust(a)
Series 2026-R1 Class A
12/15/2033	4.714%	6,599,904	6,571,303
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	7,740,000	7,727,357
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(b)
Series 2026-2A Class A
3-month Term SOFR + 1.180% Floor 1.180% 07/20/2039	4.928%	18,500,000	18,516,927
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	3,558,061	3,565,953
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	3,898,871	3,897,253
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	965,249	965,839
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-2A Class A4
02/26/2035	5.620%	6,870,000	6,839,200
Series 2026-3A Class A3
03/26/2035	5.377%	21,450,000	21,422,546
Series 2026-R1A Class A
07/25/2034	5.659%	6,138,197	6,098,116
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	652,477	650,436
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	3,684,816	3,685,547
Series 2025-ST8 Class A
12/15/2033	4.618%	1,362,530	1,362,929
Series 2026-ST2 Class A
06/15/2034	4.413%	1,981,581	1,980,621
Series 2026-ST3 Class B
09/15/2033	5.698%	6,182,000	6,175,803
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	365,023	365,240
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,354,277
Total Asset-Backed Securities — Non-Agency (Cost $481,757,060)			481,487,266

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,102,888
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,675,510
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,757,910
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	6,208,285
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	34,030,513	33,734,096
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,897,801
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.954%	6,950,000	6,651,862
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.504%	2,600,000	2,476,030
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,391,167	9,003,242
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,857,228
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,500,974
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $107,543,340)			103,865,826

Common Stocks 61.8%
Issuer	Shares	Value ($)
Communication Services 6.9%
Diversified Telecommunication Services 0.1%
Space Exploration Technologies Corp., Class A(d)	117,824	16,930,130
Entertainment 1.9%
Netflix, Inc.(d)	570,194	46,214,224
Take-Two Interactive Software, Inc.(d)	234,945	51,617,416
Walt Disney Co. (The)	917,192	98,644,000
Total		196,475,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 4.9%
Alphabet, Inc., Class A	586,546	199,044,385
Alphabet, Inc., Class C	482,194	161,732,690
Meta Platforms, Inc., Class A	260,391	149,032,185
Total		509,809,260
Total Communication Services		723,215,030
Consumer Discretionary 6.2%
Automobiles 0.9%
Tesla, Inc.(d)	254,506	93,645,483
Broadline Retail 3.7%
Amazon.com, Inc.(d)	1,245,861	323,637,312
eBay, Inc.	629,450	65,185,842
Total		388,823,154
Hotels, Restaurants & Leisure 0.9%
DoorDash, Inc., Class A(d)	162,784	37,723,564
Starbucks Corp.	461,223	49,004,944
Total		86,728,508
Household Durables 0.5%
PulteGroup, Inc.	394,554	49,840,061
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	181,914	22,446,368
Total Consumer Discretionary		641,483,574
Consumer Staples 0.6%
Consumer Staples Distribution & Retail 0.6%
Walmart, Inc.	562,379	58,976,686
Total Consumer Staples		58,976,686
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	458,114	94,435,620
ConocoPhillips Co.	421,518	55,846,920
EOG Resources, Inc.	286,597	41,545,101
Total		191,827,641
Total Energy		191,827,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.5%
Banks 2.1%
Bank of America Corp.	1,525,229	94,472,684
JPMorgan Chase & Co.	210,917	75,090,670
Wells Fargo & Co.	607,591	52,489,787
Total		222,053,141
Capital Markets 2.5%
Charles Schwab Corp. (The)	896,150	98,415,193
Morgan Stanley	464,659	99,121,058
S&P Global, Inc.	137,203	59,798,556
Total		257,334,807
Financial Services 3.6%
Berkshire Hathaway, Inc., Class B(d)	260,501	131,300,319
Block, Inc., Class A(d)	594,741	48,780,657
MasterCard, Inc., Class A	123,768	72,937,720
Visa, Inc., Class A	324,932	123,269,453
Total		376,288,149
Insurance 0.3%
Aon PLC, Class A	75,895	24,401,760
Total Financials		880,077,857
Health Care 6.5%
Biotechnology 1.8%
AbbVie, Inc.	250,442	64,218,337
Insmed, Inc.(d)	269,407	32,819,161
Vertex Pharmaceuticals, Inc.(d)	170,463	92,820,513
Total		189,858,011
Health Care Equipment & Supplies 0.8%
DexCom, Inc.(d)	204,792	18,648,360
Intuitive Surgical, Inc.(d)	18,905	7,124,538
Stryker Corp.	175,356	56,780,273
Total		82,553,171
Health Care Providers & Services 0.8%
Cigna Group (The)	141,310	39,012,865
UnitedHealth Group, Inc.	109,143	42,501,375
Total		81,514,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.7%
Danaher Corp.	303,940	64,909,427
IQVIA Holdings, Inc.(d)	75,577	19,739,957
Thermo Fisher Scientific, Inc.	115,113	71,036,232
Waters Corp.(d)	50,364	20,882,425
Total		176,568,041
Pharmaceuticals 1.4%
Eli Lilly & Co.	130,647	151,123,304
Total Health Care		681,616,767
Industrials 5.3%
Aerospace & Defense 1.6%
Boeing Co. (The)(d)	331,217	68,820,268
Honeywell Aerospace, Inc.(d)	354,212	56,004,459
RTX Corp.	170,706	35,460,758
Total		160,285,485
Building Products 0.4%
Carrier Global Corp.	673,021	39,183,283
Commercial Services & Supplies 0.3%
Waste Management, Inc.	145,301	31,809,295
Electrical Equipment 1.0%
Eaton Corp. PLC	194,888	78,321,590
GE Vernova, Inc.	29,304	26,330,523
Total		104,652,113
Industrial Conglomerates 0.5%
Honeywell International, Inc.	259,376	55,384,557
Machinery 1.2%
AGCO Corp.	148,827	17,607,722
Illinois Tool Works, Inc.	165,354	45,533,531
PACCAR, Inc.	234,820	29,148,206
Stanley Black & Decker, Inc.	371,953	35,845,111
Total		128,134,570
Professional Services 0.3%
Jacobs Solutions, Inc.	229,251	34,169,861
Total Industrials		553,619,164
Information Technology 24.1%
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity PLC	659,092	135,278,633
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.1%
Okta, Inc.(d)	49,256	8,523,258
Semiconductors & Semiconductor Equipment 11.7%
Applied Materials, Inc.	150,100	68,804,339
Broadcom, Inc.	568,822	210,657,539
Lam Research Corp.	216,339	65,224,045
Marvell Technology, Inc.	242,995	51,432,322
Micron Technology, Inc.	162,950	156,225,053
NVIDIA Corp.	2,613,793	577,073,219
Texas Instruments, Inc.	348,302	90,875,475
Total		1,220,291,992
Software 6.5%
Microsoft Corp.	890,283	451,631,663
Oracle Corp.	296,887	44,271,789
Palantir Technologies, Inc., Class A(d)	257,762	48,041,682
Palo Alto Networks, Inc.(d)	101,836	38,914,591
Salesforce, Inc.	151,662	39,059,031
Synopsys, Inc.(d)	143,211	62,954,124
Total		684,872,880
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	1,250,893	396,345,447
Dell Technologies, Inc.	154,079	70,261,565
Total		466,607,012
Total Information Technology		2,515,573,775
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	529,679	45,727,188
Sherwin-Williams Co. (The)	54,423	18,439,057
Total		64,166,245
Total Materials		64,166,245
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	66,640	69,753,421
Total Real Estate		69,753,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.6%
Multi-Utilities 0.6%
DTE Energy Co.	358,310	48,597,585
Public Service Enterprise Group, Inc.	203,895	14,951,620
Total		63,549,205
Total Utilities		63,549,205
Total Common Stocks (Cost $3,041,346,988)		6,443,859,365

Corporate Bonds & Notes 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2031	5.125%	313,000	307,420
ATI, Inc.
06/15/2033	5.875%	62,000	62,617
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,349,391
02/15/2031	1.900%	4,050,000	3,547,458
Boeing Co. (The)
05/01/2040	5.705%	9,055,000	8,904,130
08/01/2059	3.950%	5,019,000	3,373,828
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,066,902
07/31/2033	5.400%	2,500,000	2,510,216
Lockheed Martin Corp.
08/15/2030	4.400%	4,800,000	4,730,756
Northrop Grumman Corp.
02/01/2027	3.200%	1,889,000	1,880,271
02/01/2029	4.600%	9,900,000	9,869,598
Raytheon Technologies Corp.
03/15/2027	3.500%	18,308,000	18,232,368
03/15/2032	2.375%	9,518,000	8,301,687
TransDigm, Inc.(a)
03/01/2029	6.375%	128,000	129,852
12/15/2030	6.875%	342,000	350,705
03/01/2032	6.625%	295,000	301,161
01/15/2033	6.000%	566,000	566,561
05/31/2033	6.375%	721,000	723,303
01/31/2034	6.250%	67,000	67,764
01/31/2034	6.750%	330,000	335,170
07/31/2034	6.125%	77,000	76,146
Total			88,687,304
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	278,940	278,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	271,000	271,194
10/15/2033	7.750%	340,000	341,469
Clarios Global LP/US Finance Co.(a)
09/15/2032	6.750%	375,000	381,959
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	148,000	150,959
IHO Verwaltungs GmbH(a),(e)
11/15/2032	8.000%	440,000	465,496
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	141,000	138,527
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	341,000	362,136
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	125,000	127,197
03/24/2031	7.500%	413,000	423,464
04/23/2032	6.875%	480,000	480,837
Total			3,143,238
Banking 1.4%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	130,000	127,217
Bank of America Corp.(f)
02/04/2033	2.972%	35,470,000	31,613,315
Goldman Sachs Group, Inc. (f)
06/03/2037	5.425%	12,358,000	12,038,942
Goldman Sachs Group, Inc. (The)(f)
07/21/2037	5.655%	3,154,000	3,123,662
HSBC Holdings PLC(f)
03/10/2037	5.279%	6,457,000	6,209,267
08/14/2037	5.729%	4,981,000	4,934,254
JPMorgan Chase & Co.(f)
04/23/2032	4.622%	38,473,000	37,603,954
Morgan Stanley(f)
07/14/2032	5.170%	5,707,000	5,663,938
01/30/2037	5.073%	1,877,000	1,788,937
04/10/2037	5.296%	4,821,000	4,667,901
07/17/2037	5.605%	3,349,000	3,314,521
Subordinated
09/16/2036	2.484%	8,153,000	6,994,866
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	3,000,000	3,031,129
Royal Bank of Canada(f)
08/06/2031	4.696%	1,479,000	1,456,970
05/03/2032	4.612%	5,898,000	5,769,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(f)
02/01/2034	4.839%	1,063,000	1,030,610
06/12/2034	5.836%	1,663,000	1,700,731
07/27/2037	5.470%	748,000	739,912
Wells Fargo & Co.(f)
07/25/2034	5.557%	12,500,000	12,594,763
Total			144,404,779
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	287,000	302,188
Focus Financial Partners LLC(a)
09/15/2031	6.750%	388,000	385,785
09/15/2031	7.250%	505,000	510,583
Hightower Holding LLC(a)
04/15/2029	6.750%	437,000	432,874
01/31/2030	9.125%	412,000	425,924
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	364,000	366,304
08/01/2033	8.000%	384,000	393,375
Total			2,817,033
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	264,000	251,064
Core & Main LP(a)
07/01/2034	6.000%	166,000	165,612
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	127,000	111,621
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	105,000	105,982
LBM Acquisition LLC(a)
01/15/2029	6.250%	202,000	128,309
06/15/2031	9.500%	281,000	233,125
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	252,000	254,984
03/01/2033	6.750%	402,000	407,916
QXO Building Products, Inc.(a)
07/15/2031	6.500%	176,000	178,025
04/30/2032	6.750%	307,000	314,455
07/15/2034	6.875%	255,000	257,880
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	468,000	470,742
08/01/2033	6.250%	117,000	116,177
03/15/2034	5.875%	51,000	49,383
Standard Industries, Inc.(a)
07/15/2030	4.375%	282,000	268,087
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	635,000	644,600
Total			3,957,962
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	384,000	380,356
06/01/2029	5.375%	271,000	266,174
03/01/2030	4.750%	389,000	368,824
08/15/2030	4.500%	996,000	926,833
02/01/2032	4.750%	263,000	235,712
01/15/2034	4.250%	513,000	427,782
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	417,000	366,186
Charter Communications Operating LLC
06/30/2062	3.950%	3,950,000	2,240,052
CSC Holdings LLC(a)
02/01/2028	5.375%	149,000	80,750
02/01/2029	6.500%	405,000	215,000
01/15/2030	5.750%	265,000	56,118
02/15/2031	3.375%	320,000	166,431
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	244,000	254,721
DirecTV Financing LLC(a)
02/01/2030	8.875%	17,000	17,408
DISH DBS Corp.(a)
12/01/2028	5.750%	177,000	174,420
DISH DBS Corp.
06/01/2029	5.125%	268,000	247,555
EchoStar Corp.
11/30/2029	10.750%	538,424	581,773
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	105,000	104,792
07/01/2029	5.500%	120,000	119,792
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,003,309
Virgin Media Finance PLC(a)
07/15/2030	5.000%	145,000	89,679
Virgin Media Secured Finance PLC(a)
08/15/2030	4.500%	119,000	98,702
VZ Secured Financing BV(a)
01/15/2032	5.000%	381,000	321,377
Total			19,743,746
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	120,000	121,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese US Holdings LLC
04/15/2030	6.500%	121,000	123,233
02/15/2031	7.000%	135,000	138,764
04/15/2033	6.750%	97,000	98,751
11/15/2033	7.700%	117,000	124,931
02/15/2034	7.375%	90,000	93,096
Element Solutions, Inc.(a)
09/01/2028	3.875%	136,000	132,813
FMC Corp.
05/18/2033	5.650%	4,000	3,667
10/01/2049	4.500%	189,000	124,164
FMC Corp.(f)
Subordinated
11/01/2055	8.450%	10,000	7,412
INEOS Finance PLC(a)
04/15/2029	7.500%	413,000	410,577
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	434,000	379,274
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	360,375	341,503
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	398,000	391,998
LYB International Finance III LLC
04/01/2051	3.625%	3,010,000	1,943,350
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	127,000	123,741
06/15/2031	7.250%	231,000	234,845
02/15/2033	7.250%	400,000	400,197
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	96,000	95,589
08/15/2033	6.250%	118,000	118,897
Tronox, Inc.(a)
03/15/2029	4.625%	156,000	104,808
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	771,000	733,270
03/01/2031	7.375%	81,000	81,078
08/15/2032	6.625%	419,000	403,783
08/01/2033	7.000%	115,000	111,409
Total			6,842,818
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,579,789
Herc Holdings, Inc.(a)
06/15/2029	6.625%	212,000	216,228
06/15/2030	7.000%	279,000	288,736
06/15/2033	7.250%	546,000	564,900
03/15/2034	6.000%	269,000	265,241
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	6,906,098
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	343,000	361,246
07/15/2034	7.000%	311,000	316,581
United Rentals North America, Inc.(a)
11/15/2033	5.375%	191,000	186,100
Total			13,684,919
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	188,000	183,894
12/01/2028	6.125%	363,000	358,935
Garda World Security Corp.(a)
06/01/2029	6.000%	70,000	69,202
Match Group Holdings II LLC(a)
10/01/2031	3.625%	260,000	234,412
Match Group, Inc.(a)
06/01/2028	4.625%	148,000	146,214
02/15/2029	5.625%	122,000	121,802
Total			1,114,459
Consumer Products 0.0%
Newell Brands, Inc.(a)
06/01/2028	8.500%	114,000	118,867
Newell Brands, Inc.
05/15/2030	6.375%	190,000	192,673
Opal Bidco SAS(a)
03/31/2032	6.500%	158,000	159,655
Prestige Brands, Inc.(a)
04/01/2031	3.750%	175,000	161,446
07/15/2034	6.250%	161,000	161,399
Whirlpool Corp.
06/15/2030	6.125%	51,000	47,908
06/15/2033	6.500%	53,000	45,793
Whirlpool Corp.(a)
07/01/2031	7.500%	75,000	75,267
07/01/2034	7.875%	99,000	97,125
Total			1,060,133
Diversified Manufacturing 0.0%
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	413,000	421,556
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	122,634
Madison IAQ LLC(a)
06/30/2029	5.875%	360,000	359,364
Resideo Funding II LLC(a)
09/01/2029	4.000%	142,000	135,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
09/01/2030	5.875%	263,000	264,569
WESCO Distribution, Inc.(a)
04/15/2031	5.250%	83,000	81,835
03/15/2032	6.625%	223,000	228,402
03/15/2033	6.375%	360,000	365,659
04/15/2034	5.500%	23,000	22,439
Total			2,001,766
Electric 0.6%
Alpha Generation LLC(a)
10/15/2032	6.750%	72,000	72,520
01/15/2034	6.250%	148,000	144,845
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	123,000	121,024
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	677,000	624,541
01/15/2032	3.750%	102,000	92,169
01/15/2034	5.750%	388,000	374,794
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,171,461
Duke Energy Corp.
08/15/2052	5.000%	7,156,000	5,944,639
Duke Energy Indiana LLC
04/01/2053	5.400%	1,685,000	1,519,024
Edison International
11/15/2028	5.250%	5,373,000	5,345,776
Long Ridge Energy LLC(a)
02/15/2032	8.750%	182,000	188,031
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,081,000	6,095,961
03/15/2035	5.450%	14,120,000	13,990,069
NextEra Energy Operating Partners LP(a)
01/15/2029	7.250%	284,000	293,614
NRG Energy, Inc.(a)
07/15/2029	5.750%	365,000	364,289
02/15/2031	3.625%	174,000	160,274
02/01/2033	6.000%	254,000	252,769
01/15/2034	5.750%	244,000	237,446
05/15/2034	5.875%	126,000	122,740
01/15/2036	6.000%	402,000	390,749
05/15/2036	6.125%	150,000	146,982
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,054,798
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	10,356,917
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	314,000	308,868
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.(f)
03/15/2055	7.375%	152,000	152,772
09/15/2056	6.850%	56,000	54,867
Talen Energy Supply LLC(a)
02/01/2034	6.250%	91,000	89,289
02/01/2036	6.500%	262,000	257,049
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	160,000	158,227
01/15/2030	4.750%	470,000	451,391
Virginia Electric and Power Co.
03/15/2036	4.950%	2,506,000	2,383,949
VoltaGrid LLC(a)
11/01/2030	7.375%	87,000	87,510
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	177,000	188,453
03/15/2033	8.625%	280,000	300,014
04/15/2034	7.750%	290,000	306,983
Total			63,804,804
Environmental 0.0%
GFL Environmental Holdings US, Inc.(a)
02/01/2034	5.500%	33,000	30,954
GFL Environmental, Inc.(a)
01/15/2031	6.750%	116,000	117,930
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	660,000	674,477
Total			823,361
Finance Companies 0.2%
Blackstone Private Credit Fund
05/15/2031	5.950%	2,889,000	2,835,416
11/15/2031	6.200%	8,200,000	8,108,401
GGAM Finance Ltd.(a)
04/15/2029	6.875%	361,000	368,359
03/15/2030	5.875%	318,000	319,216
goeasy Ltd.(a)
07/01/2029	7.625%	52,000	49,793
05/15/2030	6.875%	45,000	40,843
10/01/2030	7.375%	21,000	19,465
02/15/2031	6.875%	27,000	24,103
Navient Corp.
03/15/2031	11.500%	172,000	185,832
OneMain Finance Corp.
05/15/2029	6.625%	307,000	311,393
03/15/2030	7.875%	199,000	206,317
05/15/2030	6.125%	125,000	124,457
05/15/2031	7.500%	270,000	277,252
03/15/2032	6.750%	159,000	159,336
03/15/2033	6.500%	314,000	307,225
09/15/2033	6.750%	214,000	210,904
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	492,000	513,817
Rocket Cos, Inc.(a)
08/01/2030	6.125%	391,000	396,245
08/01/2031	6.125%	64,000	64,794
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	444,000	397,606
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	39,966
04/15/2029	5.500%	245,000	230,881
UWM Holdings LLC(a)
02/01/2030	6.625%	408,000	381,724
03/15/2031	6.250%	696,000	621,460
Total			16,194,805
Food and Beverage 0.6%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,501,257
05/15/2038	5.150%	21,031,000	19,178,607
Campbell Soup Co.
03/23/2035	4.750%	6,400,000	5,851,640
Chobani LLC/Finance Corp., Inc.(a)
04/15/2034	6.375%	428,000	432,214
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,841,033
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,549,972
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	135,432
Mars, Inc.(a)
03/01/2030	4.800%	4,188,000	4,166,665
03/01/2035	5.200%	11,299,000	11,133,013
PepsiCo Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,439,379
Post Holdings, Inc.(a)
04/15/2030	4.625%	459,000	442,392
09/15/2031	4.500%	437,000	406,481
02/15/2032	6.250%	68,000	68,642
03/15/2036	6.500%	487,000	471,943
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	245,000	245,871
04/30/2029	4.375%	236,000	231,230
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	524,000	504,831
US Foods, Inc.(a)
02/15/2029	4.750%	321,000	316,904
06/01/2030	4.625%	99,000	96,541
01/15/2032	7.250%	304,000	314,166
Total			63,328,213
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	324,000	310,959
02/15/2030	7.000%	170,000	170,983
02/15/2032	6.500%	126,000	121,788
10/15/2032	6.000%	279,000	250,422
Cavalier Acquisition Corp.(a)
08/15/2033	8.250%	76,000	77,889
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	185,000	185,092
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	186,964
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	105,000	108,876
10/01/2033	6.250%	327,000	326,104
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	311,000	312,023
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	529,000	506,996
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	338,000	342,806
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	291,000	294,779
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	569,000	374,366
Voyager Parent LLC(a)
07/01/2032	9.250%	222,000	237,689
Total			3,807,736
Health Care 0.6%
Abbott Laboratories
03/15/2036	4.650%	7,671,000	7,271,493
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	182,000	181,553
04/15/2029	5.000%	337,000	331,188
03/15/2033	7.375%	350,000	364,994
Avantor Funding, Inc.(a)
07/15/2028	4.625%	154,000	152,786
11/01/2029	3.875%	383,000	368,706
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	206,195
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	390,000	376,413
03/15/2031	4.000%	200,000	188,498
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	213,000	204,176
05/15/2030	5.250%	226,000	210,836
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	241,000	249,557
CVS Health Corp.
03/25/2038	4.780%	6,450,000	5,860,120
03/25/2048	5.050%	5,280,000	4,470,619
DaVita, Inc.(a)
07/15/2033	6.750%	188,000	192,377
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,648,911
12/15/2028	4.150%	4,168,000	4,112,121
HCA, Inc.
09/01/2030	3.500%	19,600,000	18,487,669
IQVIA, Inc.(a)
05/15/2030	6.500%	104,000	106,071
06/01/2032	6.250%	302,000	307,698
LifePoint Health, Inc.(a)
05/01/2034	7.000%	304,000	285,766
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	559,000	555,955
Select Medical Corp.(a)
12/01/2032	6.250%	261,000	253,100
Star Parent, Inc.(a)
10/01/2030	9.000%	589,000	618,475
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	617,000	621,042
Tenet Healthcare Corp.
11/01/2027	5.125%	237,000	237,015
10/01/2028	6.125%	247,000	247,145
05/15/2031	6.750%	183,000	186,879
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	504,000	497,792
Total			60,795,150
Healthcare Insurance 0.2%
Centene Corp.
02/15/2030	3.375%	160,000	148,714
10/15/2030	3.000%	250,000	225,747
03/01/2031	2.500%	240,000	209,592
08/01/2031	2.625%	150,000	130,545
UnitedHealth Group, Inc.
04/15/2034	5.000%	15,612,000	15,284,606
04/15/2054	5.375%	4,000	3,577
Total			16,002,781
Independent Energy 0.1%
APA Corp.
02/15/2055	6.750%	2,994,000	3,071,404
Civitas Resources, Inc.(a)
06/15/2033	9.625%	287,000	316,342
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(a)
03/01/2032	7.250%	131,000	134,722
03/01/2034	5.875%	383,000	373,349
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	151,000	155,145
01/15/2033	7.375%	108,000	110,229
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	175,000	175,093
04/15/2030	6.000%	56,000	55,844
04/15/2032	6.250%	121,000	118,829
11/01/2033	8.375%	270,000	286,255
02/15/2035	7.250%	163,000	164,068
Matador Resources Co.(a)
04/15/2032	6.500%	356,000	359,369
04/15/2033	6.250%	112,000	111,997
04/15/2034	6.000%	250,000	244,621
Occidental Petroleum Corp.
10/01/2054	6.050%	2,040,000	1,998,902
SM Energy Co.(a)
08/01/2029	6.750%	217,000	221,681
08/01/2032	7.000%	51,000	52,142
04/15/2034	6.625%	352,000	354,282
Vital Energy, Inc.(a)
04/15/2032	7.875%	183,000	189,061
Total			8,493,335
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,609,538
03/17/2052	3.001%	5,150,000	3,157,933
Total			13,767,471
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	319,000	313,158
Carnival Corp.(a)
03/15/2030	5.750%	216,000	217,236
08/01/2032	5.750%	122,000	120,870
02/15/2033	6.125%	241,000	241,503
Cinemark USA, Inc.(a)
08/01/2032	7.000%	184,000	189,538
NCL Corp., Ltd.(a)
01/15/2031	5.875%	315,000	302,075
02/01/2032	6.750%	185,000	180,002
09/15/2033	6.250%	193,000	180,464
NCL Finance Ltd.(a)
03/15/2028	6.125%	201,000	202,113
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	628,000	619,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	652,000	660,906
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	262,000	265,145
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	145,934
Viking Cruises Ltd.(a)
07/15/2031	9.125%	228,000	239,114
10/15/2033	5.875%	417,000	413,244
Total			4,291,192
Life Insurance 0.1%
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,303,578
04/12/2029	5.250%	2,320,000	2,342,201
Principal Life Global Funding II(a)
11/27/2029	4.950%	1,856,000	1,848,424
Total			10,494,203
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	239,000	238,765
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	165,000	160,640
01/15/2032	6.625%	456,000	459,796
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	375,000	372,947
Travel + Leisure Co.(a)
06/01/2031	6.250%	395,000	397,441
09/01/2033	6.125%	31,000	30,582
Wyndham Hotels & Resorts, Inc.(a)
03/01/2033	5.625%	129,000	126,401
Total			1,786,572
Media and Entertainment 0.4%
Beignet Investor LLC(a)
05/30/2049	6.581%	9,940,000	9,528,633
CBS Corp.
07/01/2042	4.850%	101,000	66,960
Clear Channel Outdoor Holdings, Inc.(a)
06/01/2029	7.500%	173,000	173,000
04/01/2030	7.875%	198,000	205,558
02/15/2031	7.125%	239,000	246,191
03/15/2033	7.500%	242,000	254,887
Discovery Global Holdings, Inc.
03/15/2032	4.279%	200,000	183,015
03/15/2042	5.050%	732,000	534,083
03/15/2052	5.141%	85,000	57,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
13

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	87,000	67,630
Gray Media, Inc.(a)
07/15/2032	9.625%	183,000	187,814
08/15/2033	7.250%	173,000	172,963
09/15/2034	7.500%	257,000	256,768
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	34,771
08/15/2030	7.750%	86,210	71,992
Mav Acquisition Corp.(a)
08/01/2029	8.000%	120,000	120,230
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	155,000	159,298
Meta Platforms, Inc.
11/15/2055	5.625%	3,937,000	3,287,552
11/15/2065	5.750%	18,916,000	15,566,930
Nexstar Media, Inc.(a)
09/15/2033	6.500%	494,000	496,163
04/15/2034	7.250%	370,000	374,806
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	179,000	186,187
07/01/2034	8.750%	214,000	227,245
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	138,000	133,758
02/15/2031	7.375%	120,000	124,554
06/15/2034	6.000%	100,000	98,830
Roblox Corp.(a)
05/01/2030	3.875%	199,000	187,422
Snap, Inc.(a)
03/01/2033	6.875%	526,000	515,407
03/15/2034	6.875%	342,000	332,633
Sopaipilla Investor LLC(a)
11/30/2048	7.534%	9,915,000	10,146,821
Univision Communications, Inc.(a)
05/01/2029	4.500%	97,000	92,427
06/30/2030	7.375%	131,000	131,561
04/15/2033	8.875%	64,000	63,278
Viacom, Inc.
09/01/2043	5.850%	133,000	96,942
ViacomCBS, Inc.
05/19/2050	4.950%	94,000	58,767
Total			44,442,200
Metals and Mining 0.0%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	199,000	196,412
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	62,000	62,838
03/15/2032	7.000%	39,000	39,418
05/01/2033	7.375%	41,000	41,776
01/15/2034	7.625%	65,000	66,321
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	135,000	141,029
Constellium SE(a)
04/15/2029	3.750%	206,000	197,968
08/15/2032	6.375%	60,000	60,457
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	308,000	309,250
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	210,000	199,524
03/01/2034	5.875%	431,000	421,943
Novelis Corp.(a)
01/30/2030	4.750%	447,000	431,742
08/15/2031	3.875%	331,000	302,568
08/15/2033	6.375%	327,000	327,855
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	73,985
WS Escrow LLC(a)
06/01/2033	7.750%	420,000	437,343
Total			3,310,429
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	188,000	199,747
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	615,000	628,118
CNX Midstream Partners LP(a)
04/15/2030	4.750%	388,000	373,591
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	319,000	330,309
06/30/2033	7.375%	411,000	422,864
06/01/2034	6.875%	222,000	223,957
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,445,383
Energy Transfer LP
05/15/2054	5.950%	5,600,000	5,199,384
Harvest Midstream I LP(a)
05/15/2034	6.750%	389,000	394,618
ITT Holdings LLC(a)
08/01/2029	6.500%	187,000	186,502
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	3,776,751
Sunoco LP(a),(f),(g)
	7.875%	236,000	243,584
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(a)
07/15/2031	5.375%	171,000	168,848
05/01/2032	7.250%	82,000	84,822
07/01/2033	6.250%	232,000	233,327
Sunoco LP/Finance Corp.
04/30/2030	4.500%	361,000	350,081
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	604,000	615,426
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	107,000	102,564
08/15/2031	4.125%	341,000	318,676
11/01/2033	3.875%	88,000	78,095
05/01/2036	6.000%	321,000	319,688
Venture Global LNG, Inc.(a)
01/15/2030	7.000%	200,000	205,703
06/01/2031	8.375%	105,000	109,217
02/01/2032	9.875%	277,000	295,129
12/15/2034	6.375%	167,000	165,654
06/15/2036	6.625%	205,000	205,747
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	98,000	100,011
05/01/2033	7.500%	225,000	244,302
01/15/2034	6.500%	54,000	55,830
06/15/2034	6.500%	344,000	355,934
05/01/2035	7.750%	99,000	109,968
01/15/2036	6.750%	576,000	606,280
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,697,937
Total			28,848,047
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,678,814
Southern Co Gas Capital Corp.
09/15/2028	4.050%	3,168,000	3,128,749
Total			6,807,563
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	320,000	325,886
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	373,000	366,640
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	85,000	84,737
10/01/2033	6.500%	193,000	194,859
10/01/2035	6.750%	395,000	402,439
Nabors Industries, Inc.(a)
01/31/2030	9.125%	255,000	267,521
11/15/2032	7.625%	162,000	167,014
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oceaneering International, Inc.(a)
07/15/2034	6.875%	161,000	165,956
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	137,231	140,089
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	73,727
05/15/2031	8.500%	119,000	125,081
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	301,000	308,400
Total			2,622,349
Other Industry 0.0%
Williams Scotsman, Inc.(a)
04/15/2030	6.625%	303,000	309,657
Other REIT 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	186,000	185,712
05/15/2029	4.875%	141,000	138,288
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	121,000	123,171
06/15/2033	6.500%	236,000	240,608
02/15/2035	6.250%	205,000	206,074
Total			893,853
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	755,000	723,672
01/30/2031	6.250%	154,000	154,782
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	182,000	182,486
04/15/2030	8.750%	387,000	382,258
04/15/2032	6.750%	156,000	152,351
Sword Purchaser LLC(a)
04/15/2033	8.250%	536,000	554,480
04/15/2034	10.500%	297,000	309,811
Total			2,459,840
Pharmaceuticals 0.5%
1261229 BC Ltd.(a)
04/15/2032	10.000%	790,000	820,613
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	25,897,852
11/21/2029	3.200%	7,780,000	7,406,750
Amgen, Inc.
03/02/2033	5.250%	5,770,000	5,775,416
03/02/2063	5.750%	800,000	740,416
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
15

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	34,981
06/01/2028	4.875%	103,000	98,626
09/30/2028	11.000%	75,000	79,095
02/15/2029	6.250%	102,000	84,323
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	316,000	311,494
Merck & Co., Inc.
05/22/2036	5.200%	13,309,000	13,146,340
Organon Finance 1 LLC(a)
04/30/2028	4.125%	115,000	113,830
04/30/2031	5.125%	83,000	82,952
Total			54,592,688
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	267,000	243,882
02/15/2029	4.250%	70,000	64,061
08/01/2029	6.000%	274,000	233,201
11/06/2030	7.500%	313,000	288,044
07/01/2032	6.750%	129,000	110,064
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	147,000	148,213
11/01/2029	5.875%	192,000	190,573
01/15/2031	7.000%	598,000	607,272
10/01/2031	6.500%	101,000	101,486
10/01/2032	7.375%	435,000	440,567
AmWINS Group, Inc.(a)
02/15/2029	6.375%	181,000	182,669
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	541,000	551,798
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	618,000	619,687
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	143,000	128,902
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	253,000	248,672
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	132,000	124,252
HUB International Ltd.(a)
12/01/2029	5.625%	184,000	183,336
06/15/2030	7.250%	412,000	424,238
01/31/2032	7.375%	668,000	685,540
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	782,000	782,634
Ryan Specialty LLC(a)
08/01/2032	5.875%	190,000	188,163
Total			6,547,254
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.0%
Canadian Pacific Railway Co.
03/15/2029	4.000%	1,356,000	1,330,528
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	430,000	434,042
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	593,000	611,442
Total			2,376,012
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	198,000	186,851
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	342,000	335,175
Total			522,026
Retailers 0.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	178,000	181,883
08/01/2033	7.375%	366,000	375,234
Amazon.com, Inc.
03/13/2056	5.800%	3,538,000	3,263,680
07/09/2056	6.100%	7,701,000	7,427,120
Beach Acquisition Bidco LLC(a),(e)
07/15/2033	10.000%	688,457	739,247
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	240,000	242,084
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	408,000	423,926
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	114,318
Lowe’s Companies, Inc.
04/01/2062	4.450%	3,544,000	2,600,849
Valvoline, Inc.(a)
08/15/2034	6.125%	270,000	269,460
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	399,000	379,607
Total			16,017,408
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	138,000	131,112
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	315,000	303,171
Total			434,283
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.9%
Alphabet, Inc.
08/15/2036	5.450%	7,924,000	7,864,431
08/15/2046	6.250%	11,668,000	11,721,868
08/15/2056	6.375%	2,177,000	2,191,217
08/15/2066	6.500%	6,446,000	6,445,665
Amentum Escrow Corp.(a)
08/01/2032	7.250%	532,000	548,886
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	764,000	734,714
APLD ComputeCo 3 LLC(a)
06/15/2031	7.000%	438,000	421,843
APLD ComputeCo LLC(a)
12/15/2030	9.250%	609,000	642,063
ASGN, Inc.(a)
05/15/2028	4.625%	443,000	431,232
Black Pearl Compute LLC(a)
02/15/2031	6.125%	390,000	390,476
Block, Inc.(a)
08/15/2030	5.625%	189,000	189,205
08/15/2033	6.000%	148,000	147,781
Block, Inc.
05/15/2032	6.500%	345,000	350,314
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,064,880
02/15/2030	4.350%	3,280,000	3,196,886
10/15/2030	4.200%	3,280,000	3,154,517
11/15/2036	3.187%	11,197,000	8,832,544
CACI International, Inc.(a)
06/15/2033	6.375%	297,000	300,957
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	64,000	33,903
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	81,000	43,072
Cipher Compute LLC(a)
11/15/2030	7.125%	120,000	121,706
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	533,000	501,783
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,054,000	1,056,371
06/30/2032	8.250%	238,000	233,310
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	812,000	735,846
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	818,000	793,523
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreWeave, Inc.(a)
06/01/2030	9.250%	60,000	55,733
02/01/2031	9.000%	358,000	321,215
10/01/2031	9.750%	348,000	311,059
07/15/2032	9.625%	219,000	193,663
Entegris Escrow Corp.(a)
06/15/2030	5.950%	298,000	300,584
Entegris, Inc.(a)
05/01/2029	3.625%	231,000	221,848
Fidelity National Information Services, Inc.
03/10/2028	4.450%	1,645,000	1,635,880
Flash Compute LLC(a)
12/31/2030	7.250%	232,000	233,469
HealthEquity, Inc.(a)
10/01/2029	4.500%	256,000	249,647
Intel Corp.
03/25/2050	4.750%	4,225,000	3,326,047
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	131,000	103,464
ION Platform Finance US, Inc./SARL(a)
05/15/2028	5.750%	212,000	199,565
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	90,793
07/15/2028	5.000%	490,000	486,152
02/15/2029	7.000%	87,000	88,558
01/15/2033	6.250%	96,000	96,734
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	311,000	295,628
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	447,000	436,877
NCR Corp.(a)
10/01/2028	5.000%	315,000	309,616
04/15/2029	5.125%	26,000	25,373
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	364,000	372,945
05/15/2031	10.375%	97,000	101,937
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	3,586,000	3,382,011
Oracle Corp.
09/26/2065	6.100%	10,196,000	8,029,246
Picard Midco, Inc.(a)
03/31/2029	6.500%	103,000	102,639
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	1,016,000	941,282
QTS Central Issuer LLC/TRS(a)
09/01/2031	6.625%	3,395,000	3,346,254
QTS Fayetteville I DC1-2 LLC / TRS(a)
04/15/2036	5.700%	4,925,000	4,459,222
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
17

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	18,000	17,800
03/15/2030	10.750%	50,000	49,100
07/15/2030	11.125%	81,000	79,690
Science Applications International Corp.(a)
11/01/2033	5.875%	486,000	481,034
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	611,000	603,690
Stingray Compute LLC(a)
06/15/2031	6.000%	258,000	251,122
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	812,000	745,106
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	99,499
UKG, Inc.(a)
02/01/2031	6.875%	216,000	213,030
WEX, Inc.(a)
03/15/2033	6.500%	497,000	499,333
WULF Compute LLC(a)
10/15/2030	7.750%	222,000	230,780
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	440,000	390,802
Total			89,527,420
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	247,000	254,330
02/15/2031	8.000%	261,000	264,260
06/15/2032	8.375%	107,000	109,067
Carrix, Inc.(a)
08/01/2033	6.125%	305,000	304,849
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,588,104
Total			6,520,610
Wireless 0.0%
Altice France(a)
10/15/2030	6.875%	253,268	247,768
04/15/2032	6.500%	115,201	112,142
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	86,000	69,770
Total			429,680
Wirelines 0.0%
Iliad Holding SAS(a)
10/15/2028	7.000%	309,000	309,563
Iliad Holding SASU(a)
04/15/2032	7.000%	172,000	173,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	222,000	231,977
02/15/2037	7.500%	66,000	65,446
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	65,000	62,586
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	114,000	116,894
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	234,000	244,516
Windstream Services LLC(a)
10/15/2033	7.500%	129,000	133,192
Total			1,337,961
Total Corporate Bonds & Notes (Cost $827,420,839)			819,325,670

Exchange-Traded Equity Funds 2.9%
	Shares	Value ($)
International 2.9%
iShares Core MSCI EAFE ETF	2,993,653	300,143,650
Total Exchange-Traded Equity Funds (Cost $224,351,978)		300,143,650

Residential Mortgage-Backed Securities - Agency 11.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(h)
CMO Series 2024-6 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.292%	29,632,183	2,179,041
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.257%	45,691,317	3,321,284
CMO Series 2026-36 Class SN
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 05/25/2056	1.957%	42,346,513	2,998,950
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.043%	10,311,039	10,379,858
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.493%	11,328,024	11,204,160
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.943%	13,727,910	13,634,671
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	4.843%	13,050,844	13,095,290
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.443%	24,594,363	24,764,167
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.493%	33,182,628	32,878,765
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	23,003,320	20,474,125
10/01/2031- 10/01/2039	6.000%	149,282	154,002
06/01/2032- 07/01/2032	7.000%	35,206	36,896
12/01/2036- 10/01/2055	5.500%	41,679,385	41,422,771
03/01/2038	6.500%	258	266
12/01/2051- 06/01/2052	2.500%	74,052,631	60,822,204
07/01/2052- 01/01/2055	4.500%	62,466,464	59,157,131
01/01/2054	4.000%	53,755,714	49,215,297
12/01/2054	5.000%	17,478,923	17,033,756
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.707% Cap 11.257% 08/01/2036	6.302%	2,796	2,869
Federal Home Loan Mortgage Corp.(i)
11/01/2052	4.000%	72,523,435	66,885,753
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.199%	21,196,732	1,622,170
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.292%	17,027,161	1,486,275
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	2.267%	18,315,730	1,557,958
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	2.257%	37,217,786	3,108,772
Federal National Mortgage Association
10/01/2026- 04/01/2052	3.500%	6,411,213	5,693,727
07/01/2027- 04/01/2052	3.000%	22,450,919	19,186,389
01/01/2029- 08/01/2044	4.000%	234,900	224,347
06/01/2031	7.000%	17,670	18,499
07/01/2032- 03/01/2037	6.500%	52,982	54,627
06/01/2037- 03/01/2054	5.500%	32,021,835	31,835,880
11/01/2043- 12/01/2054	4.500%	31,003,121	29,244,517
08/01/2051	2.500%	32,268,115	26,716,552
02/01/2052- 03/01/2052	2.000%	57,137,759	45,263,894
08/01/2053- 12/01/2054	5.000%	111,660,079	108,439,961
03/01/2054- 09/01/2054	6.000%	56,921,921	57,673,317
Federal National Mortgage Association(i)
08/01/2029- 03/01/2046	3.500%	1,919,985	1,763,835
01/01/2031- 02/01/2031	3.000%	348,247	337,908
10/01/2043	4.500%	171,864	164,969
Federal National Mortgage Association REMICS(b),(h)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	2.342%	16,967,724	1,661,654
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	2.242%	19,145,101	1,444,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
19

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	2.357%	28,098,457	2,167,198
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.743%	21,478,086	21,478,140
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.073%	13,898,696	14,003,230
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.593%	13,497,247	13,524,308
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.593%	31,821,957	31,934,785
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.963%	13,445,272	13,513,352
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.593%	6,207,508	6,222,611
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.243%	13,277,785	13,364,906
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.093%	29,174,161	29,207,770
Freddie Mac REMICS(b),(h)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.507%	27,898,812	1,331,758
Government National Mortgage Association(b),(h)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.283%	19,146,323	1,701,557
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.433%	9,285,488	895,413
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.333%	18,816,926	1,884,005
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.533%	34,976,322	3,745,254
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.533%	14,792,681	1,545,218
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.533%	14,617,654	1,374,644
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.533%	27,531,783	2,879,037
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.533%	17,118,682	1,794,608
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.533%	13,831,163	1,551,453
CMO Series 2024-126 Class SG
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	3.011%	41,716,563	4,040,091
CMO Series 2024-159 Class CS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.861%	87,628,775	4,780,439
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-184 Class SX
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.611%	53,402,880	2,640,644
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.461%	17,011,497	1,324,752
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.361%	48,260,894	3,863,545
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.361%	54,868,823	4,308,514
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.411%	58,857,812	5,189,688
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.411%	46,958,474	4,203,286
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	2.283%	30,785,535	2,776,187
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.711%	195,098,598	4,103,645
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.361%	37,412,303	3,016,221
Government National Mortgage Association(h)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	43,360,661	7,954,925
CMO Series 2024-28 Class IM
01/20/2050	4.000%	13,426,558	1,888,419
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.739%	17,332,470	17,355,647
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.639%	13,274,054	12,887,017
CMO Series 2026-106 Class M
30-day Average SOFR + 2.910% Floor 2.910%, Cap 7.110% 06/20/2056	6.531%	4,982,263	4,724,770
CMO Series 2026-121 Class MT
30-day Average SOFR + 4.227% Cap 8.177% 07/20/2056	7.863%	12,985,677	12,506,368
Uniform Mortgage-Backed Security TBA(j)
09/17/2041- 09/14/2056	3.000%	98,625,000	85,426,882
09/17/2041- 09/14/2056	3.500%	85,550,000	77,592,495
09/14/2056	5.500%	31,000,000	30,681,097
Total Residential Mortgage-Backed Securities - Agency (Cost $1,248,988,433)			1,222,545,223

Residential Mortgage-Backed Securities - Non-Agency 8.1%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	17,607,071	17,658,811
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	13,061,937	13,009,593
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	13,280,342	13,155,846
A&D Mortgage Trust(a),(c)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	11,474,805	11,270,805
ACHM Trust(a),(c)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	22,390,441	22,224,445
CMO Series 2026-HE1 Class A
08/25/2056	5.820%	6,384,342	6,377,139
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	8,569,865	7,767,052
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	452,548	422,393
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,251,013
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
21

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,025,393	989,071
Angel Oak Mortgage Trust(a),(f)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	19,230,288	19,165,226
CMO Series 2025-13 Class A1
10/25/2070	4.929%	8,531,709	8,407,494
Barclays Mortgage Loan Trust(a),(c)
CMO Series 2026-NQM5 Class A1
05/25/2066	5.523%	15,856,929	15,763,685
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	363,823	361,065
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,846,221	2,687,367
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,152,972	1,090,630
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	86,527	85,935
CMO Series 2026-NMR1 Class A1
08/25/2062	5.395%	15,576,916	15,440,032
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,560,081
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	2,223,617	2,221,246
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	4,037,099	4,040,952
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	6,006,421	6,013,454
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	4.007%	8,657,006	8,221,290
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	6.189%	3,301,941	3,295,722
CIM Trust(a),(f)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	17,271,458	16,759,196
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,389,114	1,245,909
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,342,422
CMO Series 2022-1 Class A1
12/27/2066	2.284%	9,049,893	8,250,634
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-12 Class A1
01/26/2071	4.983%	9,265,248	9,142,088
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	4,189,931	4,188,905
CMO Series 2025-7 Class A1
06/25/2070	5.470%	24,241,672	24,170,135
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.743%	7,200,000	7,277,858
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,538,483	2,049,568
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	727,920	649,137
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	862,835
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,460,287
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,774,943
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,605,175	1,607,342
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,248,016	5,918,641
CMO Series 2021-RPL4 Class A1
12/27/2060	4.146%	4,883,667	4,875,720
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	2,506,599	2,234,651
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,028,355	1,000,271
EFMT(a),(c)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	10,115,550	9,973,109
CMO Series 2026-NQM6 Class A1
06/25/2071	5.466%	14,202,976	14,133,495
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	140,502	138,375
CMO Series 2022-2 Class A1
04/25/2067	5.299%	24,845,452	24,369,398
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	4,344,257	4,340,685
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	6,008,904	5,900,640
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	15,533	14,339
Fig Six Trust(a),(c)
CMO Series 2026-PF1 Class A
08/25/2056	5.755%	8,136,171	8,112,358
FIGRE Trust(a),(f)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	6,007,472	5,954,897
FIGRE Trust(a),(c)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	6,741,668	6,631,578
CMO Series 2026-FL2 Class A1
06/25/2056	5.516%	14,414,853	14,346,348
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.293%	394,875	395,432
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.543%	7,000,000	7,077,223
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.793%	114,819	114,906
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	6,905,657	6,728,948
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.593%	2,746,468	2,775,365
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,649,823	1,612,612
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	6,746,908	6,416,061
CMO Series 2022-NQM3 Class A1
04/25/2067	5.348%	25,782,063	25,531,260
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	16,829,879	16,606,735
GITSIT Mortgage Loan Trust(a),(f)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	5,062,917	5,004,098
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	866,653	830,419
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(f)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	9,539,182	9,422,253
HOMES Trust(a),(f)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	7,680,696	7,670,142
HOMES Trust(a),(c)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	8,112,669	8,037,252
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	3,593,227	3,074,794
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	18,389,353	18,163,771
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,963,042	3,972,248
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	7,550,810	7,554,091
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,561,886	1,497,300
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,697,971
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	1,704,693	1,609,907
MFA Trust(a),(f)
CMO Series 2022-NQM2 Class A1
05/25/2067	5.000%	23,067,571	22,592,349
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	1,451,534	1,450,640
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	8,123,085	8,062,098
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	105,307	104,080
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	22,439	22,178
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	34,620	34,223
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	1,013,712	1,003,726
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,563,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
23

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	7,545,615	7,519,361
Morgan Stanley Residential Mortgage Loan Trust(a),(f)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	13,132,211	12,962,267
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	478,471	452,005
NYMT Loan Trust(a),(c)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	12,681,230	12,510,042
OBX Trust(a),(f)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	5,054,000	5,047,543
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	4,131,884	4,125,789
OBX Trust(a),(c)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	11,459,374	11,421,484
CMO Series 2026-NQM8 Class A1
05/25/2066	5.297%	8,381,369	8,302,454
CMO Series 2026-NQM9 Class A1
04/25/2066	5.470%	15,981,132	15,922,868
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	659,465	624,835
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,082,479
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,859,405
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,754,571
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	3,680,427	3,607,374
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	4,115,000	3,959,540
CMO Series 2026-4 Class A1
06/25/2031	6.299%	15,199,199	15,163,395
PRPM Trust(a),(f)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	974,246	974,914
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	2,091,657	2,097,328
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM Trust(a),(c)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	13,956,752	13,941,305
CMO Series 2025-NQM6 Class A1
10/25/2070	4.986%	15,550,789	15,351,496
CMO Series 2026-R1 Class A1
01/25/2068	5.000%	8,197,252	8,050,254
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.367%	89,163	89,314
RCO IX Mortgage LLC(a),(f)
CMO Series 2026-2 Class A1
05/25/2031	5.765%	10,017,735	10,032,664
Redwood Funding LLC(a),(k)
CMO Series 2026-HEI1 Class A
07/25/2030	7.473%	16,531,818	16,531,819
SG Residential Mortgage Trust(a),(c)
CMO Series 2026-4 Class A1
07/01/2066	5.507%	9,311,651	9,278,465
Spruce Hill Mortgage Loan Trust(a),(f)
CMO Series 2022-SH1 Class A1A
07/25/2057	4.100%	11,554,035	11,519,725
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	178,022	174,058
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,643,643
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	4.782%	865,765	865,904
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	4.782%	1,146,648	1,160,809
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	64,780	64,784
Verus Securitization Trust(a),(c)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	178,689	175,178
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	227,685	223,358
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	3.724%	15,417,022	14,451,309
CMO Series 2023-6 Class A2
09/25/2068	6.939%	1,612,623	1,609,880
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-8 Class A1
12/25/2068	6.259%	1,506,643	1,506,936
CMO Series 2024-1 Class A1
01/25/2069	5.712%	6,255,269	6,251,250
CMO Series 2024-2 Class A1
02/25/2069	6.095%	1,717,972	1,720,008
CMO Series 2024-3 Class A1
04/25/2069	6.338%	4,961,714	4,979,690
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	4,869,345	4,879,141
CMO Series 2025-7 Class A1
08/25/2070	5.129%	16,819,968	16,652,816
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	188,219	184,213
CMO Series 2020-1R Class A3
11/25/2055	1.873%	214,173	209,828
Vista Point Securitization Trust(a),(f)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	9,348,360	9,325,795
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	8,950,000	8,924,101
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $863,071,226)			840,017,385

U.S. Treasury Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/15/2027	3.875%	20,000,000	19,915,625
U.S. Treasury(i)
05/15/2047	3.000%	47,300,000	33,730,812
Total U.S. Treasury Obligations (Cost $57,730,704)			53,646,437

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(l),(m)	344,253,661	344,081,534
Total Money Market Funds (Cost $344,061,197)		344,081,534
Total Investments in Securities (Cost: $7,196,271,765)		10,608,972,356
Other Assets & Liabilities, Net		(183,218,126)
Net Assets		10,425,754,230
At August 31, 2026, securities and/or cash totaling $23,532,060 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,609	12/2026	USD	174,777,625	340,976	—
U.S. Treasury 10-Year Note	1,055	12/2026	USD	113,577,344	—	(388,512)
U.S. Treasury 5-Year Note	417	12/2026	USD	44,078,203	—	(215,846)
U.S. Treasury Ultra 10-Year Note	175	12/2026	USD	19,148,828	—	(87,850)
U.S. Treasury Ultra Bond	751	12/2026	USD	82,633,469	—	(101,309)
Total					340,976	(793,517)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(1,090)	03/2027	USD	(261,368,375)	—	(26,942)
U.S. Treasury 2-Year Note	(980)	12/2026	USD	(201,129,688)	411,566	—
Total					411,566	(26,942)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
25

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $1,618,616,216, which represents 15.53% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.

(g)	Perpetual security with no specified maturity date.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(j)	Represents a security purchased on a when-issued basis.
(k)	Valuation based on significant unobservable inputs.
(l)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	523,031,017	2,651,577,435	(2,830,486,942)	(39,976)	344,081,534	(19,253)	14,160,445	344,253,661
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	481,487,266	—	481,487,266
Commercial Mortgage-Backed Securities - Non-Agency	—	103,865,826	—	103,865,826
Common Stocks
Communication Services	723,215,030	—	—	723,215,030
Consumer Discretionary	641,483,574	—	—	641,483,574
Consumer Staples	58,976,686	—	—	58,976,686
Energy	191,827,641	—	—	191,827,641
Financials	880,077,857	—	—	880,077,857
Health Care	681,616,767	—	—	681,616,767
Industrials	553,619,164	—	—	553,619,164
Information Technology	2,515,573,775	—	—	2,515,573,775
Materials	64,166,245	—	—	64,166,245
Real Estate	69,753,421	—	—	69,753,421
Utilities	63,549,205	—	—	63,549,205
Total Common Stocks	6,443,859,365	—	—	6,443,859,365
Corporate Bonds & Notes	—	819,325,670	—	819,325,670
Exchange-Traded Equity Funds	300,143,650	—	—	300,143,650
Residential Mortgage-Backed Securities - Agency	—	1,222,545,223	—	1,222,545,223
Residential Mortgage-Backed Securities - Non-Agency	—	823,485,566	16,531,819	840,017,385
U.S. Treasury Obligations	—	53,646,437	—	53,646,437
Money Market Funds	344,081,534	—	—	344,081,534
Total Investments in Securities	7,088,084,549	3,504,355,988	16,531,819	10,608,972,356
Investments in Derivatives
Asset
Futures Contracts	752,542	—	—	752,542
Liability
Futures Contracts	(820,459)	—	—	(820,459)
Total	7,088,016,632	3,504,355,988	16,531,819	10,608,904,439
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
27

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,852,210,568)	$10,264,890,822
Affiliated issuers (cost $344,061,197)	344,081,534
Foreign currency (cost $91,372)	93,340
Cash collateral held at broker for:
TBA	109,000
Receivable for:
Investments sold	29,271,518
Investments sold on a delayed delivery basis	30,607,739
Capital shares sold	2,731,945
Dividends	5,530,450
Interest	22,306,273
Foreign tax reclaims	131,323
Variation margin for futures contracts	7,656
Prepaid expenses	30,663
Deferred compensation of board members	709,080
Total assets	10,700,501,343
Liabilities
Due to custodian	198,411
Payable for:
Investments purchased	36,985,598
Investments purchased on a delayed delivery basis	226,241,708
Capital shares redeemed	6,850,286
Variation margin for futures contracts	1,839,305
Management services fees	483,161
Distribution and/or service fees	175,576
Transfer agent fees	785,466
Compensation of board members	9,569
Other expenses	193,180
Deferred compensation of board members	984,853
Total liabilities	274,747,113
Net assets applicable to outstanding capital stock	$10,425,754,230
Represented by
Paid in capital	6,347,169,843
Total distributable earnings (loss)	4,078,584,387
Total - representing net assets applicable to outstanding capital stock	$10,425,754,230
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Balanced Fund  | 2026

Statement of Assets and Liabilities (continued)
August 31, 2026
Class A
Net assets	$4,333,971,514
Shares outstanding	73,717,380
Net asset value per share	$58.79
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$62.38
Class C
Net assets	$957,584,232
Shares outstanding	16,400,081
Net asset value per share	$58.39
Institutional Class
Net assets	$3,376,145,703
Shares outstanding	57,577,790
Net asset value per share	$58.64
Institutional 2 Class
Net assets	$590,417,913
Shares outstanding	10,059,210
Net asset value per share	$58.69
Institutional 3 Class
Net assets	$923,390,749
Shares outstanding	15,513,658
Net asset value per share	$59.52
Class R
Net assets	$172,247,255
Shares outstanding	2,933,734
Net asset value per share	$58.71
Class S
Net assets	$71,996,864
Shares outstanding	1,227,605
Net asset value per share	$58.65
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
29

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$71,864,634
Dividends — affiliated issuers	14,160,445
Interest	172,157,211
Interfund lending	498
Total income	258,182,788
Expenses:
Management services fees	57,729,592
Distribution and/or service fees
Class A	10,636,970
Class C	9,695,191
Class R	839,730
Transfer agent fees
Class A	3,507,969
Class C	799,460
Institutional Class	2,740,494
Institutional 2 Class	297,309
Institutional 3 Class	41,047
Class R	138,437
Class S	59,763
Custodian fees	91,270
Printing and postage fees	320,545
Registration fees	202,632
Accounting services fees	44,312
Legal fees	153,379
Interest on collateral	18,937
Compensation of chief compliance officer	1,649
Compensation of board members	110,396
Deferred compensation of board members	77,575
Other	142,408
Total expenses	87,649,065
Expense reduction	(600)
Total net expenses	87,648,465
Net investment income	170,534,323
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	890,008,847
Investments — affiliated issuers	(19,253)
Foreign currency translations	(191,697)
Futures contracts	(27,095,195)
Net realized gain	862,702,702
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	146,993,186
Investments — affiliated issuers	(39,976)
Foreign currency translations	1,832
Futures contracts	(2,990,958)
Net change in unrealized appreciation (depreciation)	143,964,084
Net realized and unrealized gain	1,006,666,786
Net increase in net assets resulting from operations	$1,177,201,109
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Balanced Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$170,534,323	$169,607,678
Net realized gain	862,702,702	295,683,919
Net change in unrealized appreciation (depreciation)	143,964,084	520,270,811
Net increase in net assets resulting from operations	1,177,201,109	985,562,408
Distributions to shareholders
Net investment income and net realized gains
Class A	(253,485,625)	(281,870,095)
Advisor Class	—	(2,316,441)
Class C	(51,649,347)	(64,479,951)
Institutional Class	(206,767,740)	(230,759,545)
Institutional 2 Class	(35,043,925)	(37,396,285)
Institutional 3 Class	(56,904,358)	(61,214,722)
Class R	(9,665,885)	(10,829,588)
Class S	(4,554,195)	(5,347,716)
Total distributions to shareholders	(618,071,075)	(694,214,343)
Increase (decrease) in net assets from capital stock activity	(221,037,365)	134,354,934
Total increase in net assets	338,092,669	425,702,999
Net assets at beginning of year	10,087,661,561	9,661,958,562
Net assets at end of year	$10,425,754,230	$10,087,661,561
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
31

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,001,293	337,470,759	8,328,003	440,242,758
Distributions reinvested	4,422,630	243,533,014	5,133,355	270,312,499
Shares redeemed	(11,273,707)	(634,235,802)	(12,156,618)	(640,892,025)
Net increase (decrease)	(849,784)	(53,232,029)	1,304,740	69,663,232
Advisor Class
Shares sold	—	—	340,381	18,653,875
Distributions reinvested	—	—	42,589	2,315,990
Shares redeemed	—	—	(8,432,138)	(467,087,773)
Net decrease	—	—	(8,049,168)	(446,117,908)
Class C
Shares sold	2,536,229	141,860,274	3,088,487	162,399,003
Distributions reinvested	923,033	50,490,168	1,197,160	62,791,935
Shares redeemed	(4,630,634)	(258,845,525)	(6,104,063)	(320,245,154)
Net decrease	(1,171,372)	(66,495,083)	(1,818,416)	(95,054,216)
Institutional Class
Shares sold	7,541,861	422,897,735	17,838,152	956,318,205
Distributions reinvested	3,232,032	177,495,397	3,773,192	198,004,593
Shares redeemed	(12,029,457)	(675,316,881)	(13,683,870)	(718,109,488)
Net increase (decrease)	(1,255,564)	(74,923,749)	7,927,474	436,213,310
Institutional 2 Class
Shares sold	1,543,592	86,730,667	2,438,664	129,720,888
Distributions reinvested	633,701	34,838,303	711,435	37,364,303
Shares redeemed	(2,030,131)	(113,882,261)	(2,252,719)	(118,805,529)
Net increase	147,162	7,686,709	897,380	48,279,662
Institutional 3 Class
Shares sold	2,584,576	146,808,166	3,403,213	180,856,454
Distributions reinvested	665,293	37,073,973	1,035,176	55,070,871
Shares redeemed	(3,711,834)	(211,302,177)	(3,467,457)	(185,066,227)
Net increase (decrease)	(461,965)	(27,420,038)	970,932	50,861,098
Class R
Shares sold	326,000	18,290,765	439,888	23,145,548
Distributions reinvested	173,477	9,545,437	201,820	10,634,234
Shares redeemed	(504,026)	(28,505,229)	(671,160)	(35,435,873)
Net decrease	(4,549)	(669,027)	(29,452)	(1,656,091)
Class S
Shares sold	27,568	1,545,290	1,530,627	82,599,968
Distributions reinvested	82,914	4,554,011	102,038	5,347,716
Shares redeemed	(215,743)	(12,083,449)	(299,799)	(15,781,837)
Net increase (decrease)	(105,261)	(5,984,148)	1,332,866	72,165,847
Total net increase (decrease)	(3,701,333)	(221,037,365)	2,536,356	134,354,934
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Balanced Fund  | 2026

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Columbia Balanced Fund  | 2026
33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$55.72	0.91	5.59	6.50	(0.93)	(2.50)	(3.43)
Year Ended 8/31/2025	$54.10	0.90	4.57	5.47	(0.95)	(2.90)	(3.85)
Year Ended 8/31/2024	$45.94	0.93	8.12	9.05	(0.89)	—	(0.89)
Year Ended 8/31/2023	$43.97	0.71	3.46	4.17	(0.64)	(1.56)	(2.20)
Year Ended 8/31/2022	$54.93	0.40	(6.73)	(6.33)	(0.34)	(4.29)	(4.63)
Class C
Year Ended 8/31/2026	$55.36	0.48	5.56	6.04	(0.51)	(2.50)	(3.01)
Year Ended 8/31/2025	$53.77	0.50	4.55	5.05	(0.56)	(2.90)	(3.46)
Year Ended 8/31/2024	$45.67	0.56	8.07	8.63	(0.53)	—	(0.53)
Year Ended 8/31/2023	$43.72	0.38	3.44	3.82	(0.31)	(1.56)	(1.87)
Year Ended 8/31/2022	$54.68	0.03	(6.69)	(6.66)	(0.01)	(4.29)	(4.30)
Institutional Class
Year Ended 8/31/2026	$55.58	1.05	5.58	6.63	(1.07)	(2.50)	(3.57)
Year Ended 8/31/2025	$53.98	1.03	4.55	5.58	(1.08)	(2.90)	(3.98)
Year Ended 8/31/2024	$45.83	1.05	8.11	9.16	(1.01)	—	(1.01)
Year Ended 8/31/2023	$43.87	0.81	3.45	4.26	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$54.83	0.52	(6.72)	(6.20)	(0.47)	(4.29)	(4.76)
Institutional 2 Class
Year Ended 8/31/2026	$55.63	1.07	5.57	6.64	(1.08)	(2.50)	(3.58)
Year Ended 8/31/2025	$54.02	1.05	4.56	5.61	(1.10)	(2.90)	(4.00)
Year Ended 8/31/2024	$45.87	1.07	8.10	9.17	(1.02)	—	(1.02)
Year Ended 8/31/2023	$43.91	0.83	3.45	4.28	(0.76)	(1.56)	(2.32)
Year Ended 8/31/2022	$54.87	0.53	(6.71)	(6.18)	(0.49)	(4.29)	(4.78)
Institutional 3 Class
Year Ended 8/31/2026	$56.37	1.11	5.65	6.76	(1.11)	(2.50)	(3.61)
Year Ended 8/31/2025	$54.69	1.09	4.61	5.70	(1.12)	(2.90)	(4.02)
Year Ended 8/31/2024	$46.42	1.11	8.21	9.32	(1.05)	—	(1.05)
Year Ended 8/31/2023	$44.41	0.86	3.49	4.35	(0.78)	(1.56)	(2.34)
Year Ended 8/31/2022	$55.44	0.57	(6.79)	(6.22)	(0.52)	(4.29)	(4.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Balanced Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$58.79	12.15%	0.91% (c)	0.91% (c),(d)	1.61%	86%	$4,333,972
Year Ended 8/31/2025	$55.72	10.61%	0.91% (c)	0.91% (c),(d)	1.71%	160%	$4,154,985
Year Ended 8/31/2024	$54.10	19.93%	0.92% (c)	0.92% (c),(d)	1.90%	200%	$3,963,580
Year Ended 8/31/2023	$45.94	9.99%	0.93% (c)	0.93% (c),(d)	1.64%	171%	$3,260,575
Year Ended 8/31/2022	$43.97	(12.57% )	0.92% (c),(e)	0.92% (c),(d),(e)	0.81%	121%	$3,085,213
Class C
Year Ended 8/31/2026	$58.39	11.31%	1.66% (c)	1.66% (c),(d)	0.86%	86%	$957,584
Year Ended 8/31/2025	$55.36	9.79%	1.66% (c)	1.66% (c),(d)	0.96%	160%	$972,781
Year Ended 8/31/2024	$53.77	19.03%	1.67% (c)	1.67% (c),(d)	1.14%	200%	$1,042,623
Year Ended 8/31/2023	$45.67	9.18%	1.68% (c)	1.68% (c),(d)	0.88%	171%	$1,057,268
Year Ended 8/31/2022	$43.72	(13.23% )	1.67% (c),(e)	1.67% (c),(d),(e)	0.05%	121%	$1,224,470
Institutional Class
Year Ended 8/31/2026	$58.64	12.44%	0.66% (c)	0.66% (c),(d)	1.86%	86%	$3,376,146
Year Ended 8/31/2025	$55.58	10.87%	0.66% (c)	0.66% (c),(d)	1.96%	160%	$3,270,095
Year Ended 8/31/2024	$53.98	20.25%	0.67% (c)	0.67% (c),(d)	2.15%	200%	$2,747,696
Year Ended 8/31/2023	$45.83	10.27%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$2,126,401
Year Ended 8/31/2022	$43.87	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$2,100,254
Institutional 2 Class
Year Ended 8/31/2026	$58.69	12.46%	0.63% (c)	0.63% (c)	1.89%	86%	$590,418
Year Ended 8/31/2025	$55.63	10.92%	0.63% (c)	0.63% (c)	1.99%	160%	$551,448
Year Ended 8/31/2024	$54.02	20.27%	0.64% (c)	0.64% (c)	2.18%	200%	$486,989
Year Ended 8/31/2023	$45.87	10.30%	0.64% (c)	0.64% (c)	1.93%	171%	$376,116
Year Ended 8/31/2022	$43.91	(12.32% )	0.64% (c),(e)	0.64% (c),(e)	1.09%	121%	$333,148
Institutional 3 Class
Year Ended 8/31/2026	$59.52	12.52%	0.58% (c)	0.58% (c)	1.94%	86%	$923,391
Year Ended 8/31/2025	$56.37	10.97%	0.58% (c)	0.58% (c)	2.04%	160%	$900,549
Year Ended 8/31/2024	$54.69	20.35%	0.59% (c)	0.59% (c)	2.23%	200%	$820,549
Year Ended 8/31/2023	$46.42	10.35%	0.60% (c)	0.60% (c)	1.98%	171%	$672,955
Year Ended 8/31/2022	$44.41	(12.27% )	0.59% (c),(e)	0.59% (c),(e)	1.15%	121%	$650,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
35

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2026	$55.72	0.77	5.57	6.34	(0.85)	(2.50)	(3.35)
Year Ended 8/31/2025	$54.10	0.77	4.57	5.34	(0.82)	(2.90)	(3.72)
Year Ended 8/31/2024	$45.94	0.81	8.12	8.93	(0.77)	—	(0.77)
Year Ended 8/31/2023	$43.97	0.60	3.46	4.06	(0.53)	(1.56)	(2.09)
Year Ended 8/31/2022	$54.92	0.27	(6.71)	(6.44)	(0.22)	(4.29)	(4.51)
Class S
Year Ended 8/31/2026	$55.59	1.05	5.57	6.62	(1.06)	(2.50)	(3.56)
Year Ended 8/31/2025(f)	$54.06	0.93	4.29	5.22	(0.79)	(2.90)	(3.69)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Columbia Balanced Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2026	$58.71	11.85%	1.16% (c)	1.16% (c),(d)	1.36%	86%	$172,247
Year Ended 8/31/2025	$55.72	10.34%	1.16% (c)	1.16% (c),(d)	1.46%	160%	$163,708
Year Ended 8/31/2024	$54.10	19.63%	1.17% (c)	1.17% (c),(d)	1.65%	200%	$160,541
Year Ended 8/31/2023	$45.94	9.72%	1.18% (c)	1.18% (c),(d)	1.39%	171%	$128,460
Year Ended 8/31/2022	$43.97	(12.78% )	1.17% (c),(e)	1.17% (c),(d),(e)	0.56%	121%	$114,174
Class S
Year Ended 8/31/2026	$58.65	12.44%	0.66% (c)	0.66% (c),(d)	1.86%	86%	$71,997
Year Ended 8/31/2025 (f)	$55.59	10.12%	0.67% (c)	0.67% (c)	1.97%	160%	$74,096
The accompanying Notes to Financial Statements are an integral part of this statement.
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37

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
August 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in
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39

Notes to Financial Statements (continued)
August 31, 2026
exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory
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Notes to Financial Statements (continued)
August 31, 2026
requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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41

Notes to Financial Statements (continued)
August 31, 2026
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	752,542 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	820,459 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(27,095,195)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,990,958)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	733,829,893
Futures contracts — short	443,635,116
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements (continued)
August 31, 2026
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
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Notes to Financial Statements (continued)
August 31, 2026
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
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Notes to Financial Statements (continued)
August 31, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.5623% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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45

Notes to Financial Statements (continued)
August 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.08
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $600.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	3,183,643
Class C	—	1.00 (b)	79,185

46
Columbia Balanced Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	1.06
Class C	1.81
Institutional Class	0.81
Institutional 2 Class	0.78
Institutional 3 Class	0.73
Class R	1.31
Class S	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, trustees’ deferred compensation, foreign currency transactions, defaulted securities/troubled debt and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
808,295	(34,692,295)	33,884,000
Columbia Balanced Fund  | 2026
47

Notes to Financial Statements (continued)
August 31, 2026
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
241,696,713	376,374,362	618,071,075	176,073,760	518,140,583	694,214,343
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
84,236,168	616,035,688	—	3,379,295,554
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,229,608,885	3,488,141,108	(108,845,554)	3,379,295,554
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,707,831,130 and $9,511,364,309, respectively, for the year ended August 31, 2026, of which $3,912,044,401 and $4,133,630,008, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
48
Columbia Balanced Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	925,000	4.54	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Balanced Fund  | 2026
49

Notes to Financial Statements (continued)
August 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 37.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
50
Columbia Balanced Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Balanced Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Balanced Fund  | 2026
51

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
24.96%	21.80%	$780,610,363
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
52
Columbia Balanced Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Balanced Fund  | 2026
53

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
54
Columbia Balanced Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Balanced Fund  | 2026
55

Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN120_(10/26)

Multi-Manager Total Return Bond Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Total Return Bond Strategies Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
522 Funding CLO Ltd.(b),(c)
Series 2020-6AR2 Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/23/2034	4.952%	8,500,000	8,507,879
AB BSL CLO 6 Ltd.(b),(c)
Series 2025-6A Class AR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2039	4.995%	5,000,000	5,005,625
Affirm Asset Securitization Trust(b)
Series 2025-X2 Class C
10/15/2030	4.930%	2,400,000	2,397,934
Series 2026-X1 Class B
04/15/2031	4.590%	630,000	628,151
Series 2026-X1 Class C
04/15/2031	4.820%	1,000,000	996,169
Affirm Master Trust(b)
Series 2025-2A Class A
07/15/2033	4.670%	2,035,000	2,036,643
Series 2026-3A Class B
08/15/2034	5.030%	1,050,000	1,046,889
AGL CLO 17 Ltd.(b),(c)
Series 2022-17A Class AR
3-month Term SOFR + 0.950% Floor 0.950% 01/21/2035	4.684%	8,400,000	8,405,704
Aligned Data Centers Issuer LLC(b)
Series 2026-1A Class A2I
06/15/2056	5.909%	6,594,000	6,557,620
Ally Auto Receivables Trust
Series 2026-1 Class A3
10/15/2030	3.920%	1,260,000	1,248,986
American Credit Acceptance Receivables Trust(b)
Series 2025-2 Class C
03/12/2031	5.110%	2,280,000	2,287,374
Series 2026-1 Class C
01/12/2033	4.550%	5,550,000	5,502,476
Series 2026-2 Class C
05/10/2032	4.850%	3,165,000	3,143,254
Americredit Automobile Receivables Trust
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	1,372,009	1,374,467
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,535,413
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2024-1 Class A3
01/18/2029	5.430%		1,437,618	1,442,764
AMMC CLO Ltd.(b),(c)
Series 2023-26 Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 04/15/2036	5.023%		2,200,000	2,200,902
Series 2025-31A Class B
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.429%		3,270,000	3,278,682
Apidos CLO XVIII(b),(c)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	5.063%		19,000,000	19,054,929
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2023-1A Class A2
03/05/2053	7.824%		2,750,000	2,761,913
Series 2025-1A Class A2
06/07/2055	6.720%		6,795,000	6,690,685
Aqua Finance Trust(b)
Series 2020-A Class C
07/17/2046	3.970%		3,631,658	3,486,653
Series 2020-AA Class A
07/17/2046	1.900%		137,158	130,002
Series 2021-A Class A
07/17/2046	1.540%		556,017	506,814
Arbour CLO IV DAC(b),(c)
Series 2025-4A Class BRRR
3-month EURIBOR + 2.000% Floor 2.000% 11/15/2039	4.511%	EUR	4,600,000	5,355,761
Ares LXII CLO Ltd.(b),(c)
Series 2021-62A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 01/25/2034	5.310%		9,000,000	8,999,982
Ares LXV CLO Ltd.(b),(c)
Series 2025-65A Class A1R
3-month Term SOFR + 1.120% Floor 1.120% 07/25/2034	4.930%		13,000,000	13,004,238
Ares XXVII CLO Ltd.(b),(c)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	4.988%		12,110,000	12,122,485
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(b)
Series 2026-B Class A2
02/15/2035	4.340%	715,000	712,702
AutoNation Finance Trust(b)
Series 2025-1A Class A3
11/13/2029	4.620%	1,600,000	1,602,261
Series 2026-1A Class A3
08/12/2030	4.030%	1,185,000	1,175,892
Series 2026-N1A Class A3
12/16/2030	4.630%	780,000	777,613
Avant Credit Card Master Trust(b)
Series 2026A-1 Class A
05/15/2032	5.540%	1,070,000	1,067,402
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,043,630
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,367,092
Series 2025-2A Class A
08/20/2031	5.120%	670,000	669,256
Series 2026-1 Class A
08/20/2030	4.280%	1,165,000	1,141,791
Subordinated Series 2021-2A Class C
02/20/2028	2.350%	4,000,000	3,974,682
Bain Capital Credit CLO Ltd.(b),(c)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	6.010%	7,000,000	7,007,595
Series 2020-2A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 07/19/2034	4.709%	8,400,000	8,402,864
Series 2020-5A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 04/20/2034	4.879%	6,904,592	6,905,351
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	5.843%	3,250,000	3,252,561
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	5.652%	8,050,000	8,060,610
Series 2026-1A Class A1R
3-month U.S. Treasury Index + 1.170% Floor 1.170% 04/16/2039	4.963%	3,750,000	3,749,850
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-4A Class A1RR
3-month Term SOFR + 1.000% Floor 1.000% 10/20/2034	4.729%	3,600,000	3,600,569
Ballyrock CLO 14 Ltd.(b),(c)
Series 2020-14AR Class AARR
3-month Term SOFR + 1.200% Floor 1.200% 07/20/2037	3.763%	3,400,000	3,401,006
Ballyrock CLO Ltd.(b),(c)
Series 2021-18A Class A2R
3-month Term SOFR + 1.650% Floor 1.650% 04/15/2038	5.403%	5,210,000	5,221,358
Series 2026-20A Class A1A3
3-month Term SOFR + 1.050% 10/15/2036	4.803%	7,000,000	7,000,357
BAR Issuer LLC(b),(c)
Series 2026-FL1 Class A
1-month Term SOFR + 1.600% Floor 1.600% 08/20/2043	5.270%	5,000,000	5,012,503
Barings CLO Ltd.(b),(c)
Series 2025-3 Class A1
3-month Term SOFR + 1.320% Floor 1.320% 03/31/2038	5.049%	17,500,000	17,510,955
Barings Loan Partners CLO Ltd.(b),(c)
Series 2024-5A Class A
3-month Term SOFR + 1.220% Floor 1.220% 01/20/2035	4.949%	8,500,000	8,503,969
Benefit Street Partners CLO Ltd.(b),(c)
Series 2015-6BR Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.279%	5,100,000	5,117,646
BHG Securitization Trust(b)
Series 2024-1CON Class A
04/17/2035	5.810%	329,109	332,121
Series 2025-2CON Class A
09/17/2036	4.840%	1,568,214	1,548,208
Birch Grove CLO Ltd.(b),(c)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.123%	3,250,000	3,255,353
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	5.733%	3,150,000	3,156,297
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-12 Class A1
3-month Term SOFR + 1.170% Floor 1.170% 04/22/2038	4.903%	6,000,000	5,997,114
BlueMountain CLO Ltd.(b),(c)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	5.660%	8,500,000	8,518,071
BlueMountain CLO XXX Ltd.(b),(c)
Series 2020-30A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 04/15/2035	4.903%	18,700,000	18,712,622
Series 2020-30A Class CR2
3-month Term SOFR + 1.850% Floor 1.850% 04/15/2035	5.603%	2,110,000	2,113,062
Bluepeak ABS Issuer LLC(b)
Series 2025-1A Class A2
12/20/2055	5.858%	6,075,000	6,053,577
BMW Vehicle Lease Trust
Series 2024-2 Class A3
10/25/2027	4.180%	1,466,578	1,466,603
Series 2025-1 Class A3
06/26/2028	4.430%	1,270,000	1,270,708
Bojangles Issuer LLC(b)
Series 2024-1A Class A2
11/20/2054	6.584%	694,750	691,808
Bridgecrest Lending Auto Securitization Trust
Series 2024-3 Class B
10/16/2028	5.370%	247,096	247,228
Series 2025-2 Class A3
12/15/2028	4.780%	1,466,152	1,467,927
Series 2025-3 Class A3
01/15/2029	4.660%	1,087,837	1,088,742
Series 2026-1 Class A3
12/17/2029	4.040%	1,265,000	1,261,090
Series 2026-2 Class A3
01/15/2030	4.270%	895,000	891,901
Subordinated Series 2026-3 Class C
04/15/2032	5.020%	1,970,000	1,968,447
ByzFunder Asset Securitization LLC(b)
Series 2026-1 Class A
06/15/2032	6.464%	4,070,000	4,030,184
Carlyle US CLO Ltd.(b),(c)
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	5.479%	1,250,000	1,253,068
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.453%	13,750,000	13,768,012
Series 2021-7A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2038	4.953%	9,850,000	9,852,817
Series 2021-7A Class BR
3-month Term SOFR + 1.600% 04/15/2040	5.353%	7,500,000	7,501,478
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	5.510%	17,250,000	17,276,979
CarMax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	433,518	434,024
Series 2024-4 Class A3
10/15/2029	4.600%	6,276,018	6,284,887
Series 2026-2 Class A3
06/16/2031	4.220%	1,635,000	1,619,079
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,066,024
CarMax Select Receivables Trust
Series 2025-A Class A3
09/17/2029	4.770%	3,495,000	3,501,927
Series 2025-B Class B
07/15/2030	4.350%	5,300,000	5,248,624
Series 2026-B Class A3
12/16/2030	4.640%	945,000	944,028
Carvana Auto Receivables Trust
Series 2024-P2 Class A3
07/10/2029	5.330%	804,137	807,245
Series 2024-P4 Class A3
01/10/2030	4.640%	804,947	805,962
Series 2025-P2 Class A4
06/10/2031	4.750%	4,625,000	4,621,058
Series 2025-P3 Class A3
11/11/2030	4.040%	1,630,000	1,621,339
Series 2026-P2 Class A3
04/10/2031	4.770%	5,965,000	5,961,772
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%	3,118,877	3,096,793
Series 2025-3 Class A
11/15/2050	5.087%	5,076,113	4,985,006
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CBAM Ltd.(b),(c)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.119%		9,100,000	9,127,218
Chase Auto Owner Trust(b)
Series 2026-1 Class A3
06/25/2031	4.530%		5,380,000	5,359,708
Cherry Securitization Trust(b)
Series 2025-1A Class A
11/15/2032	6.130%		2,345,000	2,359,528
Chesapeake Funding II LLC(b)
Series 2024-1A Class A1
05/15/2036	5.520%		570,751	572,646
CIFC Funding Ltd.(b),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.099%		39,520,000	39,589,200
Series 2019-6R2 Class 2R2
3-month Term SOFR + 1.400% 07/16/2037	3.741%		2,000,000	1,999,998
CIT Education Loan Trust(b),(c)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	4.198%		216,351	192,697
Citizens Auto Receivables Trust(b)
Series 2024-1 Class A3
04/17/2028	5.110%		313,887	314,543
Clover CLO LLC(b),(c)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	4.880%		10,150,000	10,163,966
CommonBond Student Loan Trust(b)
Series 2018-CGS Class B
02/25/2046	4.250%		73,679	68,830
Series 2020-AGS Class A
08/25/2050	1.980%		558,983	488,915
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		8,690,000	8,762,504
Series 2026-1A Class A2
03/20/2056	5.079%		6,700,000	6,547,306
Contego CLO XII DAC(b),(c)
Series 2025-12A Class BR
3-month EURIBOR + 1.900% Floor 1.900% 01/25/2040	4.372%	EUR	5,000,000	5,821,456
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(b)
Series 2024-2A Class A
06/15/2034	5.950%	3,272,820	3,290,154
Series 2025-1A Class A
03/15/2035	5.020%	3,145,000	3,148,453
Series 2025-2 Class B
01/15/2036	4.870%	2,695,000	2,654,885
Series 2026-1A Class A
04/15/2036	4.650%	1,830,000	1,812,911
Series 2026-2A Class A
08/15/2036	5.010%	2,085,000	2,083,141
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	702,659
Crockett Partners Equipment Co. IIA LLC(b)
Series 2024-1C Class A
01/20/2031	6.050%	1,966,136	1,971,988
CyrusOne Data Centers Issuer I LLC(b)
Series 2025-1A Class A2
02/20/2050	5.910%	2,410,000	2,402,255
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%	4,520,000	4,359,695
DataBank Issuer LLC(b)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,347,119
DB Master Finance LLC(b)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,143,750	1,131,254
Series 2019-1A Class A23
05/20/2049	4.352%	1,116,000	1,085,173
Series 2026-1A Class A2I
05/20/2056	5.200%	4,000,000	3,956,901
Dell Equipment Finance Trust(b)
Series 2026-1 Class A3
12/22/2031	4.320%	725,000	720,934
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,265,118	3,267,912
Dryden 98 CLO Ltd.(b),(c)
Series 2026-98A Class AR
3-month Term SOFR + 1.020% Floor 1.020% 04/20/2035	4.749%	8,700,000	8,703,410
Dryden CLO Ltd.(b),(c)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	5.815%	5,000,000	5,011,400
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	4.629%	421,501	422,089
Elevation CLO Ltd.(b),(c)
Series 2013-1A Class A1R3
3-month Term SOFR + 1.400% Floor 1.400% 07/25/2038	5.630%	5,100,000	5,103,560
Series 2025-18A Class B
3-month Term SOFR + 1.700% Floor 1.700% 03/28/2038	5.429%	10,000,000	10,016,940
ELFI Graduate Loan Program LLC(b)
Series 2019-A Class A
03/25/2044	2.540%	390,056	373,481
Series 2023-A Class A
02/04/2048	6.370%	2,853,231	2,898,006
ELFI Graduate Loan Program LLC(b),(d)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	227,564
Elmwood CLO IX Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.279%	6,520,000	6,535,798
Elmwood CLO Ltd.(b),(c)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	4.990%	20,000,000	20,035,500
Elmwood CLO VII Ltd.(b),(c)
Series 2026-1A Class ARR
3-month Term SOFR + 1.220% Floor 1.220% 04/20/2037	4.949%	7,420,000	7,433,631
Elmwood CLO XI Ltd.(b),(c)
Series 2021-4A Class BR
3-month Term SOFR + 1.550% 01/20/2038	5.279%	3,270,000	3,273,152
Enterprise Fleet Financing LLC(b)
Series 2025-3 Class A3
09/20/2029	4.460%	3,960,000	3,943,183
Enterprise Fleet Financing LLC(b)
Series 2023-2 Class A2
04/22/2030	5.560%	77,181	77,255
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,202,919
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,640,177
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2025-2A Class A3
01/16/2029	4.740%	1,730,845	1,732,240
Series 2025-4A Class A3
09/17/2029	4.390%	790,590	791,149
Series 2026-2A Class A3
05/15/2030	4.450%	2,330,000	2,327,752
Series 2026-4A Class B
06/16/2031	4.870%	1,255,000	1,252,904
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,085,556
Subordinated Series 2026-3 Class C
10/15/2032	4.920%	2,000,000	1,990,339
Exeter Select Automobile Receivables Trust
Series 2025-1 Class A3
04/15/2030	4.690%	914,161	915,031
Series 2026-1 Class A3
06/16/2031	4.670%	785,000	783,833
Ezee Fiber Funding LLC(b)
Series 2026-1A Class A2
08/20/2056	5.986%	1,995,000	1,989,748
FIGRE Trust(b),(d)
Series 2026-HE8 Class A
07/25/2056	5.726%	4,687,267	4,670,734
First Investors Auto Owner Trust(b)
Series 2025-1 Class C
12/15/2031	4.750%	3,275,000	3,248,704
Series 2026-1A Class A3
05/15/2031	4.500%	3,580,000	3,560,725
Firstlight Issuer LLC(b)
Series 2026-1A Class A2
06/20/2056	5.873%	350,000	346,930
Flagship Credit Auto Trust(b)
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,075,350	3,087,496
Flatiron CLO Ltd.(b),(c)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	5.729%	2,000,000	2,002,754
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	1,938,056	1,941,729
Ford Credit Auto Owner Trust(b)
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,880,053
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,287,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,925,746
GECU Auto Receivables Trust(b)
Series 2023-1A Class A3
08/15/2028	5.630%	92,351	92,405
GLS Auto Receivables Issuer Trust(b)
Series 2025-2 Class C
01/15/2031	5.110%	1,355,000	1,361,369
Series 2026-2A
09/16/2030	4.630%	1,555,000	1,546,444
Series 2026-3A Class C
05/17/2032	5.120%	805,000	804,526
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	908,625	910,103
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,183,355	1,185,683
GLS Auto Select Receivables Issuer Trust(b)
Series 2025-4 Class A2
02/18/2031	4.170%	1,062,778	1,058,337
GLS Auto Select Receivables Trust(b)
Series 2024-2A Class A2
06/17/2030	5.580%	229,335	230,467
Series 2024-3A Class A2
10/15/2029	5.590%	921,950	927,341
Series 2024-4A Class A2
12/17/2029	4.430%	723,320	723,183
Series 2025-1A Class A2
04/15/2030	4.710%	1,060,536	1,061,895
Series 2025-3A Class A2
10/15/2030	4.460%	1,104,927	1,103,584
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,578,623	2,582,495
Series 2025-3 Class A3
08/21/2028	4.170%	3,550,000	3,543,754
Series 2026-2 Class A3
03/20/2029	4.300%	1,975,000	1,968,737
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,829,855
Goal Capital Funding Trust(c)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	4.455%	257,537	250,817
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(b),(c)
Series 2020-8A Class ARR
3-month Term SOFR + 1.150% 10/20/2034	4.879%	10,550,000	10,556,995
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS Class A
05/20/2048	2.100%	2,135,611	1,703,109
Greenacre Park CLO LLC(b),(c)
Series 2021-2 Class AR
3-month Term SOFR + 1.370% Floor 1.370% 07/20/2037	5.099%	6,950,000	6,975,263
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2 Class A4
10/27/2059	5.150%	235,203	234,578
GreenSky Home Improvement Trust(b)
Series 2024-1 Class A3
06/25/2059	5.550%	1,642,614	1,654,029
Hayfin US XIV Ltd.(b),(c)
Series 2021-14A Class A1R
3-month Term SOFR + 1.300% 10/20/2038	5.029%	20,000,000	20,047,820
Hayfin US XV Ltd.(b),(c)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.478%	24,750,000	24,768,414
Helios Issuer LLC(b)
Series 2020-AA Class A
06/20/2047	2.980%	791,071	669,933
Hertz Vehicle Financing III LLC(b)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,674,453
Hertz Vehicle Financing LLC(b)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,772,144
Series 2026-3A Class A
02/25/2031	5.510%	7,610,000	7,587,356
Hilton Grand Vacations Trust(b)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	71,040	71,095
Honda Auto Receivables Owner Trust
Series 2026-2 Class A3
11/15/2030	4.300%	3,590,000	3,568,598
HPS Loan Management Ltd.(b),(c)
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	5.503%	13,000,000	13,020,358
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Auto Trust(b)
Series 2024-1A Class A3
01/16/2029	5.230%	1,069,399	1,073,918
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	5.269%	3,250,000	3,250,127
Invesco CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.353%	4,000,000	4,011,100
Invesco US CLO Ltd.(b),(c)
Series 2023-1A Class AR2
3-month Term SOFR + 1.110% Floor 1.110% 04/22/2037	4.843%	7,800,000	7,782,107
Jack in the Box Funding LLC(b)
Series 2026-1A Class A2
05/25/2056	7.624%	3,765,562	3,749,501
Jersey Mike’s Funding LLC(b)
Series 2024-1 Class A2
02/15/2055	5.636%	2,955,000	2,951,603
Kayne Ltd.(b),(c)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	5.764%	1,600,000	1,599,926
KKR CLO 28 Ltd.(b),(c)
Series 2028A Class AR2
3-month Term SOFR + 1.120% Floor 1.120% 02/09/2035	4.913%	6,000,000	6,006,720
KKR CLO 33 Ltd.(b),(c)
Series 2025-33A Class AR
3-month Term SOFR + 1.080% Floor 1.080% 07/20/2034	4.809%	16,800,000	16,801,260
Series 2025-33A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/20/2034	5.329%	5,350,000	5,356,420
LAD Auto Receivables Trust(b)
Series 2024-1A Class A4
09/15/2028	5.170%	382,233	382,734
Series 2024-2A Class A3
08/15/2028	5.610%	92,181	92,241
Series 2024-3A Class A3
03/15/2029	4.520%	887,924	888,917
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1 Class A3
07/16/2029	4.690%	3,123,402	3,128,322
Series 2025-2A Class A3
01/15/2030	4.250%	1,440,000	1,438,488
Series 2026-2 Class A3
08/15/2031	4.330%	3,185,000	3,158,120
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,183,747	1,187,719
Lakeside Park CLO Ltd.(b),(c)
Series 2025-1A Class B1
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.223%	3,660,000	3,667,690
LCM 39 Ltd.(b),(c)
Series 2026-39A Class A1R2
3-month Term SOFR + 1.040% 10/15/2034	4.713%	8,500,000	8,499,957
Lending Funding Trust(b)
Series 2020-2A Class A
04/21/2031	2.320%	181,567	180,467
Lendmark Funding Trust(b)
Series 2021-1A Class A
11/20/2031	1.900%	3,293,605	3,249,382
Series 2026-1A Class A
11/20/2035	4.800%	4,500,000	4,450,441
Lightpath Fiber Issuer LLC(b)
Series 2026-1 Class A2
03/25/2056	5.597%	6,000,000	5,938,456
LMDV Issuer Co., LLC(b)
Series 2026-1 Class A2
07/17/2056	5.380%	2,800,000	2,769,881
Loanpal Solar Loan Ltd.(b)
Series 2020-2GF Class A
07/20/2047	2.750%	1,019,253	854,155
M&T Bank Auto Receivables Trust(b)
06/16/2031	4.660%	2,895,000	2,891,556
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,427,763
M&T Equipment Notes(b)
Series 2023-1A Class A3
07/15/2030	5.740%	111,762	111,833
Madison Park Funding XXVIII Ltd.(b),(c)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.453%	17,000,000	17,041,174
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXX Ltd.(b),(c)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.153%	6,000,000	6,006,654
Magnetite Ltd.(b),(c)
Series 2019-23A Class AR2
3-month Term SOFR + 0.990% Floor 0.990% 01/25/2035	4.800%	10,750,000	10,753,719
Magnetite XLV Ltd.(b),(c)
Series 2025-45 Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.303%	3,910,000	3,922,590
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	532,464	517,526
Merchants Fleet Funding LLC(b)
Series 2023-1A Class A
05/20/2036	7.210%	436,317	436,927
Mid-State Capital Corp. Trust(b)
Series 2006-1 Class A
10/15/2040	5.787%	256,440	256,488
Mill City Solar Loan Ltd.(b)
Series 2019-1A Class A
03/20/2043	4.340%	655,807	606,703
Series 2019-2GS Class A
07/20/2043	3.690%	716,580	640,212
Mission Lane Credit Card Master Trust(b)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,956,586
Series 2026-A Class A
07/15/2032	4.950%	2,375,000	2,350,158
Mosaic Solar Loan Trust(b)
Series 2018-1A Class A
06/22/2043	4.010%	292,608	273,500
Series 2019-1A Class A
12/21/2043	4.370%	596,348	557,026
Series 2020-2A Class A
08/20/2046	1.440%	1,097,967	906,026
Series 2023-3A Class A
11/20/2053	5.910%	1,798,439	1,718,272
Series 2023-4A Class A
05/20/2053	6.400%	2,502,340	2,478,498
Series 2024-1 Class A
09/20/2049	5.500%	1,758,947	1,660,394
Series 2024-2A Class A
04/22/2052	5.600%	2,506,017	2,325,220
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	370,534	327,741
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	708,480	564,180
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	646,186	458,269
Mosaic Solar Loans LLC(b)
Series 2017-2A Class A
06/22/2043	3.820%	301,663	282,819
MVW LLC(b)
Series 2024-1A Class A
02/20/2043	5.320%	544,279	545,949
Navient Private Education Refi Loan Trust(b)
Series 2020-BA Class A2
01/15/2069	2.120%	442,065	421,234
Series 2020-DA Class A
05/15/2069	1.690%	2,078,784	1,974,646
Series 2020-FA Class A
07/15/2069	1.220%	274,664	259,542
Series 2020-GA Class A
09/16/2069	1.170%	533,727	499,384
Series 2021-A Class A
05/15/2069	0.840%	315,423	287,486
Series 2021-BA Class A
07/15/2069	0.940%	689,036	624,726
Navient Refinance Loan Trust(b)
Series 2026-B Class A
06/15/2056	5.070%	3,915,272	3,903,750
Neuberger Berman Loan Advisers CLO 47 Ltd.(b),(c)
Series 2025-47 Class AR
3-month Term SOFR + 1.090% Floor 1.090% 04/16/2035	4.831%	5,000,000	5,002,985
Neuberger Berman Loan Advisers CLO 51 Ltd.(b),(c)
Series 2026-51A Class AR2
3-month Term SOFR + 1.000% 10/23/2036	4.752%	5,500,000	5,502,244
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2025-33A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/16/2039	5.793%	2,000,000	2,010,474
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.(b),(c)
Series 2023-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 10/25/2036	5.367%	9,000,000	9,013,905
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Economy Assets Phase 1 Sponsor LLC(b)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	3,846,378
NextGear Floorplan Master Owner Trust(b)
Series 2025-2 Class A2
10/15/2030	4.230%	2,260,000	2,230,584
Series 2026-1A Class A2
02/18/2031	4.540%	5,910,000	5,808,915
Oaktree CLO Ltd.(b),(c)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	5.853%	4,050,000	4,051,750
Series 2024-26A Class AR
3-month Term SOFR + 1.260% Floor 1.260% 04/20/2039	4.989%	2,500,000	2,504,883
OCP CLO Ltd.(b),(c)
Series 2019-17AR Class AAR3
3-month Term SOFR + 1.230% Floor 1.230% 07/19/2039	5.036%	2,270,000	2,274,767
Series 2020-19RR Class BR2
3-month Term SOFR + 1.600% 04/20/2038	5.329%	10,000,000	10,026,570
Octagon 55 Ltd.(b),(c)
Series 2021-1A Class A1R
3-month Term SOFR + 1.260% Floor 1.260% 03/20/2038	4.989%	27,000,000	27,040,500
Octagon 58 Ltd.(b),(c)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 04/15/2038	5.503%	2,160,000	2,164,527
Octagon 68 Ltd.(b),(d)
Series 2023-1A Class A1R
10/20/2038	4.959%	18,750,000	18,785,006
Octagon Investment Partners 29 Ltd.(b),(c)
Series 2016-1AR Class A1R3
3-month Term SOFR + 1.210% Floor 1.210% 07/18/2037	3.652%	5,500,000	5,503,284
Octagon Investment Partners 49 Ltd.(b),(c)
Series 2049-RR Class ARR
3-month Term SOFR + 1.120% Floor 1.120% 04/15/2037	4.873%	1,800,000	1,798,200
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 50 Ltd.(b),(c)
Series 2020-4A Class BR2
3-month Term SOFR + 1.550% 01/15/2035	5.303%	4,150,000	4,155,113
Octane Receivables Trust(b)
Series 2024-2 Class A2
07/20/2032	5.800%	708,342	711,155
Series 2025-1A Class A2
02/20/2031	4.250%	3,364,266	3,364,415
OHA Credit Partners VII Ltd.(b),(c)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.433%	5,000,000	5,017,660
OHA Credit Partners XVII Ltd.(b),(c)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	5.049%	34,750,000	34,805,357
OnDeck Asset Securitization IV LLC(b)
Series 2025-2 Class A
11/17/2032	4.840%	2,150,000	2,134,996
OneMain Direct Auto Receivables Trust(b)
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,449,091
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,127,310
Onemain Financial Issuance Trust(b)
Series 2024-1A Class A
05/14/2041	5.790%	3,600,000	3,677,197
OneMain Financial Issuance Trust(b)
Series 2020-2A Class A
09/14/2035	1.750%	901,205	892,995
Series 2022-S1 Class A
05/14/2035	4.130%	429,497	429,454
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	103,608
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,527,974
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,637,592
Oryx Funding LLC(b)
Series 2026-1A Class A2
06/05/2056	6.299%	6,100,000	6,038,654
OWN Equipment Fund I LLC(b)
Series 2024-2M Class A
12/20/2032	5.700%	3,237,346	3,215,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(b)
Series 2024-11 Class B
07/15/2032	5.637%	1,207,314	1,210,168
Palmer Square CLO Ltd.(b),(c)
Series 2021-3A Class A2R
3-month Term SOFR + 1.500% Floor 1.500% 10/15/2038	5.253%	5,900,000	5,908,779
Palmetto Issuer LLC(b)
Series 2025-2A Class A
04/30/2061	5.980%	4,846,212	4,791,256
Park Blue CLO Ltd.(b),(c)
Series 2022-2AR Class A1R2
3-month Term SOFR + 1.280% Floor 1.280% 07/20/2039	5.009%	4,100,000	4,099,836
PenFed Auto Receivables Owner Trust(b)
Series 2024-A Class A3
06/15/2029	4.700%	935,538	936,649
PK Alift Loan Funding 7 LP(b)
Series 2025-2 Class A
03/15/2043	4.750%	873,069	861,524
PK Alift Loan Funding 9 LP(b)
Series 2026-2 Class A
02/15/2044	5.217%	3,000,000	2,981,996
Reach Abs Trust(b)
Series 2026-1 Class A
02/15/2033	4.320%	758,004	757,689
Recette CLO Ltd.(b),(c)
Series 2015-1A Class BR3
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2034	5.279%	4,200,000	4,205,208
Regatta XXIX Funding Ltd.(b),(c)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	5.133%	34,000,000	34,063,750
Regional Management Issuance Trust(b)
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,333,613
Republic Finance Issuance Trust(b)
Series 2024-A Class A
08/20/2032	5.910%	1,883,762	1,884,772
Robinhood Credit Card Trust(b)
Series 2026-1A Class A
07/21/2031	4.800%	555,000	553,535
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockford Tower CLO Ltd.(b),(c)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.641%	7,900,000	7,905,174
Series 2021-2A Class BR
3-month Term SOFR + 1.700% 07/20/2034	5.429%	8,940,000	8,952,453
Santander Bank Auto Credit-Linked Notes(b)
Series 2024-A Class C
06/15/2032	5.818%	1,075,049	1,082,035
Santander Drive Auto Receivables Trust
Series 2024-4 Class A3
01/16/2029	4.850%	292,335	292,459
Series 2025-1 Class A3
01/16/2029	4.740%	641,981	642,478
Series 2025-2 Class A3
08/15/2029	4.670%	2,569,487	2,572,604
Series 2025-3 Class A2
10/16/2028	4.630%	461,029	461,258
Series 2025-4 Class A3
04/15/2030	4.170%	2,690,000	2,683,003
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	441,143	442,250
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,063,330	1,071,414
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	1,138,638	1,142,507
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	2,395,103	2,408,239
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	500,000	508,845
SBNA Auto Lease Trust(b)
Series 2024-B Class A3
11/22/2027	5.560%	186,405	186,546
Series 2024-C Class A3
02/22/2028	4.560%	226,334	226,474
SCF Equipment Leasing LLC(b)
Series 2024-1A Class A3
01/20/2032	5.520%	1,332,694	1,341,147
Series 2025-2A Class A3
06/20/2036	4.330%	4,150,000	4,089,202
SCF Equipment Trust(b)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,020,771
SEB Funding LLC(b)
Series 2024-1A Class A2
04/30/2054	7.386%	2,053,346	2,073,162
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1A Class A2
01/30/2056	6.665%	3,995,000	3,966,435
Servpro Master Issuer LLC(b)
Series 2024-1A Class A2
01/25/2054	6.174%	2,193,750	2,219,816
SFS Auto Receivables Securitization Trust(b)
Series 2023-1A Class A3
10/20/2028	5.470%	405,777	406,603
Series 2024-3A Class A3
06/20/2030	4.550%	920,574	921,436
Series 2025-2A Class A3
12/20/2030	4.440%	4,580,000	4,578,486
Sierra Timeshare Receivables Funding LLC(b)
Series 2024-2A Class A
06/20/2041	5.140%	1,137,031	1,138,967
SLM Student Loan Trust(c)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.088%	1,165,000	1,302,499
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	5.088%	1,165,000	1,276,670
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	5.738%	1,165,000	1,314,876
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.738%	1,165,000	1,395,691
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	4.458%	2,597,793	2,532,335
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2027	4.408%	1,227,397	1,220,238
SMB Private Education Loan Trust(b)
Series 2019-B Class A2A
06/15/2037	2.840%	2,404,876	2,363,815
Series 2020-PTA Class A2A
09/15/2054	1.600%	3,732,293	3,528,590
SoFi Consumer Loan Program Trust(b)
Series 2025-2 Class A
06/25/2034	4.820%	383,949	384,258
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(b)
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,388,571
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,272,697
SoFi Professional Loan Program Trust(b)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,787,225
Sound Point CLO XXIX Ltd.(b),(c)
Series 2021-1A Class AR
3-month Term SOFR + 1.050% Floor 1.050% 04/25/2034	4.717%	10,810,000	10,818,226
Sound Point CLO XXVIII Ltd.(b),(c)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	5.090%	4,051,311	4,056,513
Stellantis Financial Underwritten Enhanced Lease Trust(b)
Series 2025-B Class A3
01/22/2029	4.270%	4,165,000	4,157,553
Series 2025-CA Class A3
04/20/2029	4.110%	6,910,000	6,859,010
Stream Innovations Issuer Trust(b)
Series 2024-1A Class A
07/15/2044	6.270%	353,217	358,134
Series 2024-2A Class A
02/15/2045	5.210%	3,326,756	3,291,532
Series 2026-1A Class A
08/15/2046	4.780%	3,035,805	2,982,930
Sunnova Helios XI Issuer LLC(b)
Series 2023-A Class A
05/20/2050	5.300%	3,950,594	3,740,601
Sunnova Sol II Issuer LLC(b)
Series 2020-2A Class A
11/01/2055	2.730%	2,464,621	2,146,551
Sunnova Sol III Issuer LLC(b)
Series 2021-1 Class A
04/28/2056	2.580%	1,905,463	1,643,189
Sunrun Artemis Issuer LLC(b)
Series 2024-2A Class A1
07/30/2059	6.250%	6,738,417	6,714,469
Sunrun Athena Issuer LLC(b)
Series 2018-1 Class A
04/30/2049	5.310%	1,401,164	1,340,093
Sunrun Bacchus Issuer LLC(b)
Series 2025-1A Class A2A
04/30/2060	6.410%	2,790,002	2,754,371
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunrun Callisto Issuer LLC(b)
Series 2019-1A Class A
06/30/2054	3.980%	910,111	880,987
Sunrun Iris Issuer LLC(b)
Series 2023-1A Class A
01/30/2059	5.750%	1,602,955	1,556,160
SVC ABS LLC(b)
Series 2026-1 Class B
03/20/2056	5.795%	4,395,417	4,226,771
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	8,800,000	8,481,434
Symphony CLO Ltd.(b),(c)
Series 2024-43A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 04/15/2037	4.983%	8,000,000	8,006,736
Series 2025-47A Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.279%	4,370,000	4,382,262
Symphony CLO XX Ltd.(b),(c)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	4.893%	829,532	830,836
Taco Bell Funding LLC(b)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,424,520
Series 2025-1A Class A2I
08/25/2055	4.821%	3,400,000	3,329,147
T-Mobile US Trust(b)
Series 2026-2 Class A
03/20/2031	4.740%	1,850,000	1,850,348
Trafigura Securitisation Finance PLC(b)
Series 2026-1A Class A
12/15/2029	5.120%	3,750,000	3,741,905
Trimaran Cavu Ltd.(b),(c)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	4.919%	20,000,000	20,020,260
Trinitas CLO XVI Ltd.(b),(c)
Series 2021-16AR Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 07/20/2034	4.859%	8,000,000	8,003,472
Triton Container Finance IX LLC(b)
Series 2026-1A Class A
05/20/2051	5.260%	3,231,250	3,182,953
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Container Finance VIII LLC(b)
Series 2020-1A Class A
09/20/2045	2.110%	1,491,250	1,400,460
USB Auto Owner Trust(b)
Series 2025-1A Class A3
06/17/2030	4.490%	670,000	670,187
Venture CLO Ltd.(b),(c)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	5.003%	5,096,107	5,098,064
Venture XXVII CLO Ltd.(b),(c)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% Floor 2.300% 07/20/2030	6.291%	4,100,000	4,105,941
Veros Auto Receivables Trust(b)
Series 2026-1 Class A
08/15/2028	4.530%	444,319	444,420
Volofin Finance Designated Activity Co.(b)
Series 2024-1A Class A
06/15/2037	5.935%	1,231,698	1,234,796
VStrong Auto Receivables Trust(b)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	410,959
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.058%	1,908,415	1,879,613
Wendy’s Funding LLC(b)
Series 2018-1A Class A2II
03/15/2048	3.884%	914,664	892,136
Westlake Automobile Receivables Trust(b)
Series 2024-3A Class A3
04/17/2028	4.710%	966,195	966,752
Series 2025-1A Class A3
08/15/2028	4.750%	4,665,439	4,671,425
Series 2025-3 Class A3
06/15/2029	4.220%	1,935,000	1,931,675
Series 2026-3A Class C
05/17/2032	5.090%	2,475,000	2,472,280
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	2,205,399	2,212,919
Wheels Fleet Lease Funding 1 LLC(b)
Series 2023-1A Class A
04/18/2038	5.800%	485,793	486,228
Series 2024-1A Class A1
02/18/2039	5.490%	902,889	907,887
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2A Class A1
06/21/2039	4.870%	1,209,902	1,213,899
Wheels Fleet Lease Funding I LLC(b)
Series 2024-3 Class A1
09/19/2039	4.800%	1,310,069	1,313,758
Wind River CLO Ltd.(b),(c)
Series 2021-2A Class A2R
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2034	5.075%	3,850,000	3,839,520
Series 2024-1A Class AR
3-month Term SOFR + 1.330% Floor 1.330% 04/20/2037	5.059%	3,100,000	3,105,825
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	1,971,961	1,973,522
Series 2025-C Class A3
11/15/2030	4.080%	4,645,000	4,623,153
Zaxby’s Funding LLC(b)
Series 2021-1A Class A2
07/30/2051	3.238%	5,367,500	5,112,065
Zayo Issuer LLC(b)
Series 2025-2A Class A2
06/20/2055	5.953%	4,830,000	4,860,356
Series 2026-1 Class A2
04/20/2056	5.546%	90,000	88,832
Zip Asset Securitization Trust(b),(e),(f)
Series 2026-A Class A
02/18/2031	5.430%	4,035,000	4,025,385
Total Asset-Backed Securities — Non-Agency (Cost $1,448,363,456)			1,444,943,525

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K059 Class X1
09/25/2026	0.340%	3,468,093	2,079
CMO Series K060 Class X1
10/25/2026	0.154%	21,862,668	332
CMO Series K152 Class X1
01/25/2031	1.100%	3,728,530	116,399
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.131%	12,400,777	444,279
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.408%	7,225,638	107,237
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.404%	17,508,591	255,834
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.451%	7,892,335	139,934
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.437%	10,326,070	176,203
Series K069 Class X1
09/25/2027	0.467%	34,031,275	129,145
Series K091 Class X1
03/25/2029	0.702%	37,823,129	482,192
Series K095 Class X1
06/25/2029	1.070%	71,005,676	1,538,075
Series K106 Class X1
01/25/2030	1.434%	91,786,890	3,505,204
Series K131 Class X1 (FHLMC)
07/25/2031	0.825%	12,698,380	379,142
Series K137 Class X1
11/25/2031	0.292%	272,751,203	2,146,579
Series K145 Class X1
06/25/2055	0.430%	4,635,783	77,041
Series K146 Class X1
06/25/2032	0.353%	15,654,372	206,040
Series K147 Class X1
06/25/2032	0.501%	11,953,550	239,919
Series K149 Class X1 (FHLMC)
08/25/2032	0.405%	20,835,060	327,627
Series K-150 Class X1 (FHLMC)
09/25/2032	0.447%	26,870,973	496,696
Series K-1515 Class X1
02/25/2035	1.629%	6,984,127	623,445
Series K-1516 Class X1
05/25/2035	1.620%	14,372,144	1,399,197
Series K-1517 Class X1
07/25/2035	1.434%	19,821,937	1,650,059
Series K1521 Class X1
08/25/2036	1.092%	23,060,488	1,532,238
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K074 Class A2
01/25/2028	3.600%	8,521,693	8,407,830
Federal National Mortgage Association(d),(g)
Series 2020-M43 Class X1
08/25/2034	1.961%	30,910,282	1,432,364
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(g)
Series K514 Class X1 (FHLMC)
12/25/2028	1.159%	67,220,300	1,286,281
Government National Mortgage Association(d),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	664,345	4,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-162 Class IO
09/16/2046	0.105%	10,465,691	16,258
CMO Series 2014-134 Class IA
01/16/2055	0.119%	8,016,019	18,030
CMO Series 2015-101 Class IO
03/16/2052	0.212%	2,195,912	11,662
CMO Series 2015-114
03/15/2057	0.271%	1,032,425	9,406
CMO Series 2015-120 Class IO
03/16/2057	0.518%	5,399,544	82,687
CMO Series 2015-125 Class IB
01/16/2055	0.733%	3,490,235	50,491
CMO Series 2015-125 Class IO
07/16/2055	0.485%	13,922,886	131,514
CMO Series 2015-146 Class IC
07/16/2055	0.115%	4,618,172	15,975
CMO Series 2015-171 Class IO
11/16/2055	0.765%	3,126,996	92,788
CMO Series 2015-174 Class IO
11/16/2055	0.404%	4,936,982	73,015
CMO Series 2015-21 Class IO
07/16/2056	0.654%	2,479,214	64,985
CMO Series 2015-29 Class EI
09/16/2049	0.706%	2,668,076	34,485
CMO Series 2015-41 Class IO
09/16/2056	0.161%	688,271	2,010
CMO Series 2015-6 Class IO
02/16/2051	0.450%	1,605,594	20,417
CMO Series 2015-70 Class IO
12/16/2049	0.506%	4,159,048	69,598
CMO Series 2016-39 Class IO
01/16/2056	0.630%	2,919,603	73,558
CMO Series 2022-17 Class IO
06/16/2064	0.802%	5,904,259	358,342
CMO Series 2022-43 Class IO
09/16/2061	0.738%	12,177,598	583,714
Series 2014-101 Class IO
04/16/2056	0.486%	8,484,358	101,789
Series 2016-152 Class IO
08/15/2058	0.768%	8,449,313	342,496
Series 2017-168 Class IO
12/16/2059	0.553%	13,929,679	471,380
Series 2018-110 Class IA
11/16/2059	0.626%	19,028,585	511,416
Series 2018-2 Class IO
12/16/2059	0.701%	6,687,321	281,171
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-108 Class IO
06/16/2062	0.847%	8,286,868	484,143
Series 2021-106 Class IO
04/16/2063	0.853%	8,757,260	544,788
Series 2021-132 Class BI
04/16/2063	0.907%	11,053,658	719,166
Series 2021-133 Class IO
07/16/2063	0.883%	11,223,667	733,728
Series 2021-145 Class IO
07/16/2061	0.770%	2,367,495	112,093
Series 2021-151 Class IO
04/16/2063	0.907%	9,583,740	591,968
Series 2021-163 Class IO
03/16/2064	0.804%	10,242,517	544,089
Series 2021-52 Class IO
04/16/2063	0.720%	9,745,312	507,689
Series 2022-132 Class IO
10/16/2064	0.535%	10,520,917	410,465
Series 2022-92 Class EI
02/16/2064	0.808%	10,515,379	553,272
Series 2023-110 Class IO
07/16/2058	1.022%	9,648,161	621,761
Government National Mortgage Association(c)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.086%	22,833	22,762
Total Commercial Mortgage-Backed Securities - Agency (Cost $57,350,013)			36,368,933

Commercial Mortgage-Backed Securities - Non-Agency(a) 6.5%

1301 Trust AOA(b),(d)
Series 2025-1301 Class A
08/11/2042	5.227%	6,500,000	6,435,146
1345T(b),(c)
Series 2025-AOA Class A
1-month Term SOFR + 1.600% Floor 1.600% 06/15/2030	5.239%	6,060,000	6,071,349
ALA Trust(b),(c)
Series 2025-OANA Class A
1-month Term SOFR + 1.743% Floor 1.743% 06/15/2040	5.382%	1,360,000	1,366,796
Arbor Multifamily Mortgage Securities Trust(b)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,908,261
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arbor Realty Commercial Real Estate Notes LLC(b),(c)
Series 2026-FL1 Class B
1-month Term SOFR + 2.000% Floor 2.000% 09/20/2043	5.803%	1,000,000	1,001,873
Series 2026-FL2 Class B
1-month Term SOFR + 2.000% Floor 2.000% 11/20/2042	5.650%	3,000,000	3,003,694
ARDN Mortgage Trust(b),(c)
Series 2025-ARCP Class A
1-month Term SOFR + 1.750% Floor 1.750% 06/15/2035	5.427%	5,000,000	5,007,812
AREIT Ltd.(b),(c)
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.019%	5,000,000	4,999,991
AREIT Trust(b),(c)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	4.887%	207,229	207,286
ARES Trust(b),(c)
Series 2025-IND3 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/15/2027	5.176%	3,530,000	3,534,413
Series 2025-IND3 Class B
1-month Term SOFR + 1.850% Floor 1.850%, Cap 1.850% 04/15/2027	5.526%	3,000,000	3,003,750
Series 2026-TRON Class A
1-month Term SOFR + 1.420% Floor 1.420% 05/15/2028	5.059%	8,036,757	8,056,849
ARZ Trust(b)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,503,314
BAHA Trust(b),(d)
Subordinated Series 2024-MAR Class B
12/10/2029	7.069%	2,000,000	2,037,890
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(g)
Series 2019-BN18 Class XA
05/15/2062	1.023%	56,952,434	1,169,120
BANK(d),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.838%	25,725,045	116,637
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANK(d)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,933,578
Bank5(d)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,465,043
BANK5(d)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,066,873
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,235,184
Series 2025-5Y15 Class C
06/15/2058	5.806%	1,750,000	1,733,882
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,094,937	6,240,814
BAY Trust(b),(c)
Series 2026-MDWS Class A
30-day Average SOFR + 1.643% Floor 1.643% 06/15/2041	5.283%	7,575,000	7,546,591
BBCMS Mortgage Trust(d),(g)
Series 2018-C2 Class XA
12/15/2051	0.901%	55,675,106	669,460
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,598,680
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,500,816
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	7,749,125
BDS LLC(b),(c)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.282%	1,822,579	1,824,289
Series 2025-FL15 Class A
1-month Term SOFR + 1.400% Floor 1.400% 03/19/2043	5.047%	5,000,000	5,009,312
Series 2026-FL17 Class A
1-month Term SOFR + 1.350% Floor 1.350% 05/19/2043	4.997%	5,000,000	5,003,119
Benchmark Mortgage Trust(d),(g)
Series 2019-B10 Class XA
03/15/2062	1.378%	24,368,627	624,743
Series 2020-B20 Class XA
10/15/2053	1.613%	12,134,333	482,488
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,504,151
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,098,479
Series 2026-V23 Class A3
08/28/2059	5.853%	8,350,000	8,553,425
Benchmark Mortgage Trust(d)
Series 2023-V2 Class A3
05/15/2055	5.812%	13,105,000	13,250,156
Series 2025-V17 Class C
09/15/2058	6.089%	1,000,000	986,899
Series 2025-V18 Class C
10/15/2058	6.139%	3,000,000	2,939,694
BFLD Commercial Mortgage Trust(b),(c)
Series 2025-660F Class A
1-month Term SOFR + 1.500% Floor 1.500% 11/15/2042	5.139%	3,275,000	3,281,141
BFLD Mortgage Trust(b),(c)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 07/15/2039	5.189%	6,952,478	6,961,161
BFLD Trust(b),(c)
Series 2025-EWEST Class A
1-month Term SOFR + 1.550% Floor 1.550% 06/15/2042	5.189%	5,500,000	5,506,875
BHMS Commercial Mortgage Trust(b),(c)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.226%	5,000,000	5,017,390
BMO Mortgage Trust(d)
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,382,497
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	737,025
BPR Commercial Mortgage Trust(b),(d)
Subordinated Series 2024-PARK Class B
11/05/2039	5.991%	5,000,000	5,023,483
BPR Trust(b),(c)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.164%	3,045,000	3,038,075
BPR Trust(b),(d)
Series 2023-BRK2 Class A
11/05/2028	7.147%	5,400,000	5,477,039
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BSPRT Issuer LLC(b),(c)
Series 2025-FL12 Class A
1-month Term SOFR + 1.386% Floor 1.386% 01/17/2043	5.025%	1,000,000	1,001,873
BX Commercial Mortgage Trust(b),(c)
Series 2025-COPT Class B
1-month Term SOFR + 2.200% Floor 2.200% 08/15/2042	5.839%	6,200,000	6,201,937
Series 2026-AHP Class A
1-month Term SOFR + 1.250% Floor 1.250% 06/15/2043	4.889%	3,350,000	3,350,000
Series 2026-ALOHA Class D
1-month Term SOFR + 2.150% Floor 2.150% 04/15/2043	5.826%	5,000,000	5,028,113
Series 2026-CSMO Class B
1-month Term SOFR + 1.700% Floor 1.700% 02/15/2043	5.339%	3,850,000	3,876,461
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	5.925%	1,925,000	1,924,398
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	6.329%	2,656,364	2,666,325
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	5.580%	3,500,000	3,513,125
BX Commercial Mortgage Trust(b),(d)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	5,384,836
BX Mortgage Trust(b),(c)
Series 2024-PALM Class B
1-month Term SOFR + 1.791% Floor 1.791% 06/15/2037	5.467%	1,642,146	1,642,146
BX Trust(b),(c)
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	5.580%	1,400,000	1,403,500
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.131%	5,555,505	5,538,152
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-DELC Class A
1-month Term SOFR + 1.550% Floor 1.550% 12/15/2042	5.189%	1,635,000	1,637,044
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.139%	7,113,297	7,126,634
Series 2025-LUNR Class B
1-month Term SOFR + 1.850% Floor 1.850% 06/15/2040	5.489%	3,502,170	3,514,209
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.182%	2,409,887	2,405,373
Series 2025-TAIL Class A
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2035	5.039%	3,810,000	3,817,137
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2042	5.831%	5,000,000	4,943,774
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.339%	5,240,000	5,236,654
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.639%	5,100,000	5,080,776
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	5.739%	5,315,000	5,298,402
Series 2025-VOLT Class C
1-month Term SOFR + 2.350% Floor 2.350% 12/15/2044	5.989%	5,000,000	4,979,699
Series 2026-CART Class A
1-month Term SOFR + 1.050% Floor 1.050% 02/15/2036	4.689%	2,400,000	2,385,760
Series 2026-CLS Class A
1-month Term SOFR + 1.400% Floor 1.400% 05/15/2031	5.039%	3,270,000	3,274,079
Series 2026-RISE Class B
1-month Term SOFR + 1.450% 04/15/2041	5.089%	3,950,000	3,956,165
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.339%		4,900,000	4,898,468
BX Trust(b),(d)
Series 2025-ARIA Class A
12/13/2042	5.199%		6,800,000	6,735,835
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.571%	GBP	2,500,000	3,331,401
CAMB Commercial Mortgage Trust(b)
Series 2021-CX2 Class A
11/10/2046	2.700%		7,200,000	5,944,198
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%		3,391,150	3,331,939
Series 2019-CF3 Class A3
01/15/2053	2.752%		16,100,000	15,023,924
Cantor Commercial Real Estate Lending(d),(g)
Series 2019-CF2 Class XA
11/15/2052	1.244%		32,906,668	892,722
CCUBS Commercial Mortgage Trust(d)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%		1,505,000	1,448,493
CD Mortgage Trust
Series 2017-CD6 Class A4
11/13/2050	3.190%		18,170,662	17,917,370
CD Mortgage Trust(d),(g)
Series 2019-CD8 Class XA
08/15/2057	1.522%		44,602,915	1,375,929
CIP Commercial Mortgage Trust(b),(c)
Series 2025-SBAY Class A
1-month Term SOFR + 1.400% Floor 1.400% 10/15/2037	5.039%		5,403,635	5,417,138
Citigroup Commercial Mortgage Trust
Series 2019-C7 Class A4
12/15/2072	3.102%		3,985,000	3,752,375
Series 2019-GC43 Class A3
11/10/2052	2.782%		9,740,963	9,132,269
Citigroup Commercial Mortgage Trust(b),(d)
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%		1,000,000	998,626
COMM Mortgage Trust(b)
Series 2024-277P Class A
08/10/2044	6.338%		12,870,000	13,205,127
COMM Mortgage Trust(b),(d),(g)
Series 2024-277P Class X
08/10/2044	0.894%		7,580,000	142,847
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(b),(d)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,120,075
COMM Mortgage Trust
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,809,395
COMM Mortgage Trust(d)
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,416,109
CONE Trust(b),(c)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.318%	1,500,000	1,492,969
Credit Suisse Mortgage Capital Certificates OA LLC(b)
Series 2014-USA Class A2
09/15/2037	3.953%	12,180,000	11,239,196
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,130,281
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2018-C14 Class B
11/15/2051	5.038%	1,537,000	1,443,414
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,239,956
Subordinated Series 2020-C19 Class C
03/15/2053	3.731%	2,345,000	1,490,179
DBJPM Mortgage Trust(d),(g)
Series 2020-C9 Class XA
09/15/2053	1.687%	32,753,504	1,285,582
DBWF Mortgage Trust(b),(d)
Series 2016-85T Class D
12/10/2036	3.935%	1,250,000	1,231,027
DC Commercial Mortgage Trust(b)
Series 2023-DC Class A
09/12/2040	6.314%	6,175,000	6,260,880
DK Trust(b),(c)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	6.427%	1,500,000	1,501,875
DTP Commercial Mortgage Trust(b),(d)
Series 2023-STE2 Class A
01/15/2041	6.038%	2,000,000	2,003,361
ELM Trust(b),(d)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.396%	5,000,000	4,996,577
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(b),(c)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	4.939%	960,522	962,324
Series 2025-ESH Class D
3-month Term SOFR + 2.600% 10/15/2042	6.239%	1,433,615	1,444,362
Series 2025-ESH Class E
1-month Term SOFR + 3.350% Floor 3.350% 10/15/2042	6.989%	3,106,166	3,137,217
Series 2026-ESH2 Class A
1-month Term SOFR + 1.200% Floor 1.200% 02/15/2043	4.839%	3,218,321	3,220,335
FCR Issuer LLC(b),(c)
Series 2026-FL1-A Class A
1-month Term SOFR + 1.500% Floor 1.500% 08/19/2043	5.244%	4,340,000	4,341,357
Fontainebleau Miami Beach Mortgage Trust(b),(c)
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	5.789%	1,000,000	1,003,750
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	6.239%	2,500,000	2,515,623
FS Rialto(b),(c)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/16/2036	5.004%	897,609	897,941
FS Rialto Issuer LLC(b),(c)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	5.032%	5,000,000	5,003,125
Series 2026-FL11 Class A
1-month Term SOFR + 1.450% Floor 1.450% 01/19/2044	5.097%	2,500,000	2,503,898
GGP Commercial Mortgage Trust(b),(d)
Series 2026-DALE Class A
09/05/2043	5.374%	4,195,000	4,171,126
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	5.780%	4,957,000	4,972,485
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp II(b),(d)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,878,299
GS Mortgage Securities Corp. II(b)
Series 2012-BWTR Class A
11/05/2034	2.954%	2,773,666	2,583,155
GS Mortgage Securities Corp. Trust(b),(d)
Series 2024-RVR Class A
08/10/2029	5.372%	10,100,000	10,007,545
Series 2024-RVR Class B
08/10/2029	5.723%	2,569,000	2,550,310
GS Mortgage Securities Trust(b),(d)
Series 2013-PEMB Class A
03/05/2033	3.668%	2,010,000	1,668,280
GS Mortgage Securities Trust
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,901,886
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,779,824
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,688,235
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	916,306
GS REFT Issuer Ltd.(b),(c)
Series 2026-FL1 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/19/2043	5.147%	1,000,000	1,003,712
Series 2026-FL1 Class AS
1-month Term SOFR + 1.650% Floor 1.650% 04/19/2043	5.297%	4,000,000	4,002,502
HTL Commercial Mortgage Trust(b),(d)
Series 2024-T53 Class A
05/10/2039	6.072%	5,500,000	5,515,896
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,043,448
Hudson Yards Mortgage Trust(b),(d)
Series 2025-SPRL Class B
01/13/2040	5.950%	3,617,000	3,648,284
Series 2026-10HY Class A
12/10/2039	5.255%	7,525,000	7,434,580
Hudsons Bay Simon JV Trust(b)
Series 2015-HB10 Class A10
08/05/2034	4.155%	356,103	345,397
ILPT Commercial Mortgage Trust(b),(d)
Subordinated Series 2025-LPF2 Class C
07/15/2042	6.023%	2,500,000	2,471,909
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(b),(c)
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	5.889%	1,801,000	1,799,877
Series 2025-STAY Class D
1-month Term SOFR + 2.850% Floor 2.850%, Cap 2.850% 03/15/2042	6.489%	6,600,000	6,595,876
JPMDB Commercial Mortgage Securities Trust
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,040,211
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,245,870
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,972,746
KIND Commercial Mortgage Trust(b),(c)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	5.566%	2,500,000	2,501,561
Ladder Capital Commercial Mortgage(b)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,455,747
LoanCore Issuer LLC(b),(c)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.024%	2,000,000	2,000,624
LSTR Trust(b),(c)
Series 2026-HTL6 Class A
1-month Term SOFR + 1.500% Floor 1.500% 12/15/2040	5.139%	2,500,000	2,499,998
MAD Commercial Mortgage Trust(b),(d)
Series 2025-11MD Class C
10/15/2042	5.818%	3,620,000	3,586,954
MED Commercial Mortgage Trust(b),(c)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.231%	5,200,000	5,130,920
MF1 LLC(b),(c)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	5.797%	1,287,227	1,287,228
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MHP Commercial Mortgage Trust(b),(c)
Series 2025-MHIL2 Class C
1-month Term SOFR + 2.050% Floor 2.050% 09/15/2030	5.689%	1,000,000	1,001,964
Series 2025-MHIL2 Class D
1-month Term SOFR + 2.650% Floor 2.650% 09/15/2030	6.289%	1,500,000	1,503,754
MHP MHIL(b),(c)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.250%	2,400,000	2,399,250
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,415,765
Morgan Stanley Capital I Trust(d),(g)
Series 2021-L5 Class XA
05/15/2054	1.301%	27,743,095	1,151,033
NJ Trust(b),(d)
Series 2023-GSP Class A
01/06/2029	6.697%	6,800,000	6,945,330
NRTH Commercial Mortgage Trust(b),(c)
Subordinated Series 2025-PARK Class B
1-month Term SOFR + 1.643% Floor 1.643% 10/15/2040	5.319%	8,750,000	8,766,495
NYC Commercial Mortgage Trust(b),(c)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	4.889%	3,500,000	3,497,821
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	5.568%	1,500,000	1,500,938
NYC Trust(b),(d)
Series 2026-9W57 Class A
06/06/2040	5.053%	8,465,000	8,327,622
OAKRE Issuer LLC(b),(c)
Series 2026-FL1 Class A
1-month Term SOFR + 1.500% Floor 1.500% 02/18/2044	5.150%	9,730,000	9,733,057
ONNI Commercial Mortgage Trust(b),(d)
Series 2024-APT Class A
07/15/2039	5.753%	2,500,000	2,504,828
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ORL Trust(b),(c)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	5.931%	5,000,000	5,001,556
PFP Ltd.(b),(d)
Series 2026-13 Class A
08/18/2043	5.139%	3,000,000	3,014,684
PRM Trust(b),(d)
Series 2025-PRM6 Class C
07/05/2033	5.175%	1,000,000	988,792
Series 2025-PRM6 Class D
07/05/2033	5.867%	2,000,000	1,986,334
PRM7 Trust(b),(d)
Subordinated Series 2025-PRM7 Class D
11/10/2042	5.850%	3,000,000	2,920,492
RFR Trust(b),(d)
Series 2025-SGRM Class A
03/11/2029	5.562%	8,180,000	8,174,539
SCG Commercial Mortgage Trust(b),(c)
Series 2026-MFP2 Class A
1-month Term SOFR + 1.250% 08/15/2041	4.950%	7,250,000	7,245,465
SCOTT Trust(b)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,368,362
SDAL Trust(b),(c)
Series 2025-DAL Class A
1-month Term SOFR + 2.441% Floor 2.441% 04/15/2030	6.118%	1,000,000	1,001,232
SDR Commercial Mortgage Trust(b),(c)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	5.418%	2,500,000	2,501,563
Starwood Retail Property Trust(b),(c)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	5.868%	2,124,670	1,296,070
STWD LLC(b),(c)
Series 2025-FL4 Class B
1-month Term SOFR + 1.950% Floor 1.950% 11/19/2042	5.597%	1,000,000	1,000,988
SWCH Commercial Mortgage Trust(b),(c)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	5.519%	2,500,000	2,472,438
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	5.768%	2,500,000	2,470,599
TCO Commercial Mortgage Trust(b),(c)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	4.882%	2,535,000	2,536,584
THPT Mortgage Trust(b),(d)
Series 2023-THL Class A
12/10/2034	7.227%	4,168,239	4,172,906
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	4,698,987	4,630,295
VMC Finance LLC(b),(c)
Series 2026-FL6 Class A
1-month Term SOFR + 1.600% Floor 1.600% 11/19/2043	5.247%	1,000,000	1,000,311
VTR Commercial Mortgage Trust(b),(d)
Series 2025-STEM Class A
10/13/2039	5.201%	5,000,000	4,879,882
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A4
09/15/2050	3.157%	9,546,720	9,431,452
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,048,146
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,110,839
Wells Fargo Commercial Mortgage Trust(d),(g)
Series 2021-C59 Class XA
04/15/2054	1.593%	19,646,929	973,511
Series 2021-C60 Class XA
08/15/2054	1.624%	3,607,187	205,094
Wells Fargo Commercial Mortgage Trust(d)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,972,811
Series 2025-5C5 Class C
07/15/2058	6.014%	1,250,000	1,234,979
Wells Fargo Commercial Mortgage Trust(b),(d)
Series 2024-1CHI Class A
07/15/2035	5.484%	6,000,000	5,994,994
Series 2025-VTT Class C
03/15/2038	6.029%	2,000,000	1,998,690
Wells Fargo Commercial Mortgage Trust(b),(c)
Series 2025-B33RP Class A
1-month Term SOFR + 1.350% Floor 1.350% 08/15/2042	4.989%	4,999,457	5,007,258
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-DWHP Class B
1-month Term SOFR + 2.841% Floor 2.841% 04/15/2038	6.480%	2,000,000	2,014,993
WSTN Trust(b),(d)
Series 2023-MAUI Class A
07/05/2037	6.518%	2,500,000	2,512,705
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $779,749,256)			766,908,921

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h)	59,381	1,652,781
Total Communication Services		1,652,781
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(e),(h)	58	16
Total Energy		16
Financials 0.0%
Financial Services 0.0%
Ardagh Holdings SA(e),(h)	132,091	759,523
DSG TopCo, Inc.(h)	54,244	26,227
Total		785,750
Total Financials		785,750
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(h)	171,165	957,497
Total Health Care		957,497
Total Common Stocks (Cost $1,891,344)		3,396,044

Convertible Bonds(a) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,400,000	1,569,345
Total Convertible Bonds (Cost $1,400,551)				1,569,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(e),(i),(j)	6.750%	2,996	111,062
Total Communication Services			111,062
Total Convertible Preferred Stocks (Cost $29,960)			111,062

Corporate Bonds & Notes(a) 27.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(b)
03/26/2029	5.125%	1,226,000	1,236,631
04/15/2030	3.400%	690,000	654,584
Boeing Co. (The)
02/01/2031	3.625%	2,375,000	2,236,112
02/01/2035	3.250%	3,669,000	3,114,971
03/01/2047	3.650%	1,060,000	751,169
03/01/2048	3.625%	3,800,000	2,621,813
05/01/2049	3.900%	2,010,000	1,436,848
05/01/2054	6.858%	127,000	135,938
08/01/2059	3.950%	3,500,000	2,352,739
05/01/2060	5.930%	427,000	399,255
05/01/2064	7.008%	736,000	793,319
Bombardier, Inc.(b)
07/01/2031	7.250%	1,020,000	1,066,454
06/15/2033	6.750%	940,000	969,853
05/01/2034	7.450%	1,926,000	2,114,243
01/15/2035	5.875%	660,000	654,106
General Electric Co.(c)
3-month Term SOFR + 0.742% 08/15/2036	4.482%	3,525,000	3,361,567
HEICO Corp.
08/01/2028	5.250%	1,240,000	1,251,561
Honeywell Aerospace, Inc.
03/16/2033	4.600%	1,641,000	1,586,651
03/16/2036	4.950%	1,360,000	1,305,959
03/16/2056	5.732%	1,417,000	1,346,321
03/16/2066	5.852%	1,375,000	1,307,455
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,316,620
05/01/2030	4.200%	1,495,000	1,448,901
TransDigm, Inc.(b)
01/31/2034	6.750%	775,000	787,142
Total			39,250,212
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	48,412	47,689
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class AA
07/15/2029	3.575%	283,737	278,608
Series 2016-2 Class AA
06/15/2028	3.200%	331,580	321,072
Series 2017-2 Class AA
10/15/2029	3.350%	909,503	870,992
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	962,500	961,363
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	1,122,164	1,086,474
Delta Air Lines, Inc./SkyMiles IP Ltd.(b)
10/20/2028	4.750%	5,402,552	5,392,992
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,671,879
11/15/2028	4.375%	2,180,000	2,153,765
United Airlines Holdings, Inc.
03/01/2029	4.875%	1,710,000	1,689,762
03/01/2031	5.375%	1,445,000	1,432,035
United Airlines, Inc.(b)
04/15/2029	4.625%	690,000	679,785
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	211,548	213,636
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
06/01/2028	9.500%	675,000	688,795
01/15/2032	8.750%	235,000	238,485
Total			17,727,332
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	181,000	179,428
04/15/2032	3.625%	149,000	136,184
Camden Property Trust
11/03/2026	5.850%	941,000	942,045
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	568,000	537,563
08/15/2031	2.000%	1,718,000	1,468,765
08/15/2033	5.500%	470,000	469,259
Mid-America Apartments LP
02/15/2032	5.300%	518,000	521,827
01/15/2033	4.650%	3,731,000	3,599,013
Total			7,854,084
Automotive 1.0%
American Axle & Manufacturing, Inc.(b)
10/15/2033	7.750%	1,015,000	1,019,386
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Honda Finance Corp.
01/12/2028	4.700%	1,001,000	1,001,547
11/15/2028	5.650%	501,000	510,046
07/09/2032	5.150%	1,004,000	994,583
07/08/2033	5.250%	4,100,000	4,036,578
BMW US Capital LLC(b)
03/21/2030	5.050%	581,000	579,639
Daimler Truck Finance North America LLC(b)
10/12/2030	4.650%	4,060,000	3,996,342
Denso Corp.(b)
09/16/2026	1.239%	4,070,000	4,064,391
Ford Motor Co.
02/12/2032	3.250%	627,000	548,357
01/15/2043	4.750%	836,000	645,935
Ford Motor Credit Co. LLC
05/17/2027	5.850%	1,313,000	1,320,976
08/17/2027	4.125%	1,583,000	1,573,032
05/12/2028	6.800%	450,000	461,253
03/08/2029	5.800%	6,615,000	6,669,812
08/13/2029	5.431%	4,487,000	4,487,138
11/07/2029	5.875%	846,000	853,813
General Motors Co.
04/15/2030	5.625%	2,447,000	2,485,373
04/01/2035	5.000%	1,761,000	1,670,133
04/15/2035	6.250%	836,000	858,521
10/02/2043	6.250%	266,000	259,575
General Motors Financial Co., Inc.
06/23/2028	5.800%	1,850,000	1,878,222
10/15/2028	2.400%	2,820,000	2,681,132
07/15/2029	5.550%	3,069,000	3,112,312
10/06/2029	4.900%	1,208,000	1,204,238
06/21/2030	3.600%	1,710,000	1,618,569
01/07/2034	6.100%	334,000	342,556
01/07/2035	5.900%	1,127,000	1,135,857
07/15/2035	6.150%	2,458,000	2,506,598
Honda Motor Co., Ltd.
07/08/2030	4.688%	1,424,000	1,403,909
07/08/2035	5.337%	1,025,000	1,006,680
Hyundai Capital America(b)
06/26/2028	5.680%	783,000	793,178
09/21/2028	6.100%	3,611,000	3,685,884
01/16/2029	6.500%	801,000	825,997
06/18/2029	4.750%	3,535,000	3,506,166
06/24/2029	5.300%	904,000	909,493
03/27/2030	5.150%	5,288,000	5,277,621
04/07/2031	5.000%	717,000	708,453
03/29/2032	5.400%	1,107,000	1,106,681
06/23/2032	5.400%	4,465,000	4,468,360
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,443,004
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mercedes-Benz Finance North America LLC(b)
03/10/2029	4.250%		3,321,000	3,267,355
08/01/2029	4.800%		948,000	943,627
08/03/2029	4.875%		5,186,000	5,168,045
Nissan Motor Acceptance Co. LLC(b)
09/13/2029	5.550%		3,255,000	3,168,830
Robert Bosch GmbH(b)
06/02/2043	4.375%	EUR	1,200,000	1,321,095
Stellantis Financial Services US Corp.(b)
09/15/2028	4.950%		3,912,000	3,878,290
06/15/2029	5.400%		2,335,000	2,307,548
Tenneco, Inc.(b)
11/17/2028	8.000%		4,525,000	4,540,018
Toyota Motor Credit Corp.
08/09/2029	4.550%		724,000	720,099
05/15/2030	4.800%		1,142,000	1,138,604
11/20/2030	5.550%		411,000	421,098
03/11/2033	4.600%		3,225,000	3,117,368
Volkswagen Bank GmbH(b)
11/26/2033	4.375%	EUR	800,000	917,992
Volkswagen Group of America Finance LLC(b)
03/22/2027	5.300%		2,091,000	2,098,302
09/11/2028	4.550%		1,000,000	990,595
03/22/2029	5.250%		5,457,000	5,471,334
09/11/2030	4.850%		763,000	748,652
11/16/2030	6.450%		1,041,000	1,082,689
03/25/2032	5.650%		360,000	360,321
Volkswagen International Finance NV(b),(k),(l)
	7.875%	EUR	1,400,000	1,809,174
Total				123,122,376
Banking 6.6%
ABN AMRO Bank NV(b),(l)
09/18/2027	6.339%		6,900,000	6,909,084
Subordinated
03/13/2037	3.324%		641,000	568,565
Ally Financial, Inc.(l)
01/17/2031	5.543%		1,645,000	1,643,720
07/31/2033	5.548%		3,490,000	3,428,202
American Express Co.(l)
02/16/2028	5.098%		901,000	903,451
07/27/2029	5.282%		1,605,000	1,621,304
01/30/2031	5.085%		479,000	480,410
04/25/2031	5.016%		29,000	29,037
02/10/2032	4.456%		239,000	232,833
07/20/2033	4.918%		2,765,000	2,715,513
Banco Bilbao Vizcaya Argentaria SA(f)
09/03/2029	4.977%		4,200,000	4,189,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco de Credito del Peru SA(b),(l)
Subordinated
07/30/2035	6.450%	1,130,000	1,154,742
Banco Santander SA(l)
03/14/2030	5.538%	4,000,000	4,048,072
08/25/2034	5.624%	3,800,000	3,783,158
Subordinated
11/22/2032	3.225%	3,400,000	3,055,073
Bank of America Corp.(l)
12/20/2028	3.419%	589,000	579,665
03/05/2029	3.970%	1,530,000	1,512,122
06/14/2029	2.087%	217,000	206,999
09/15/2029	5.819%	1,026,000	1,045,280
04/23/2030	4.477%	9,721,000	9,608,699
07/23/2030	3.194%	33,500,000	31,919,888
01/24/2031	5.162%	179,000	179,656
02/13/2031	2.496%	8,712,000	8,013,157
04/29/2031	2.592%	934,000	857,421
07/23/2031	1.898%	199,000	176,585
02/06/2032	4.456%	307,000	298,304
04/22/2032	2.687%	417,000	374,000
07/21/2032	2.299%	785,000	686,762
10/20/2032	2.572%	6,758,000	5,956,929
09/15/2034	5.872%	1,428,000	1,468,287
Subordinated
04/23/2037	5.489%	8,317,000	8,071,799
Bank of Montreal(l)
09/10/2030	4.640%	1,246,000	1,235,161
Bank of Nova Scotia (The)(l)
06/05/2032	4.904%	1,390,000	1,368,685
Banque Federative du Credit Mutuel SA(b)
10/16/2028	4.591%	1,229,000	1,221,109
07/09/2029	4.786%	10,559,000	10,474,279
Barclays PLC(l)
06/26/2030	4.911%	4,842,000	4,809,702
03/10/2032	2.667%	12,020,000	10,727,466
Barclays PLC
Subordinated
05/09/2028	4.836%	995,000	993,382
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)
06/03/2031	5.400%	3,666,000	3,639,981
BNP Paribas SA(b),(k),(l)
	7.200%	1,517,000	1,496,800
BNP Paribas SA(b),(l)
09/30/2028	1.904%	3,535,000	3,428,123
06/12/2029	5.335%	1,815,000	1,827,383
06/30/2030	4.892%	5,560,000	5,518,827
04/19/2032	2.871%	5,455,000	4,896,758
01/20/2033	3.132%	6,240,000	5,561,997
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(b)
01/11/2028	3.250%	460,000	451,342
05/30/2029	5.281%	1,667,000	1,684,017
BPCE SA(b),(l)
01/18/2030	5.716%	820,000	830,132
01/14/2031	5.876%	4,025,000	4,088,810
CaixaBank SA(b),(l)
04/22/2032	4.818%	3,649,000	3,569,195
Canadian Imperial Bank of Commerce(l)
06/16/2032	5.051%	3,500,000	3,471,155
Capital One Financial Corp.(l)
10/29/2027	7.149%	3,985,000	4,000,540
Citibank NA(l)
11/19/2027	4.876%	364,000	364,481
Citibank NA
05/29/2030	4.914%	1,710,000	1,711,871
Citigroup, Inc.(k),(l)
	6.875%	850,000	861,183
	7.125%	8,040,000	8,215,657
Citigroup, Inc.(l)
05/07/2028	4.643%	9,085,000	9,083,673
11/05/2030	2.976%	13,020,000	12,229,527
01/29/2031	2.666%	5,550,000	5,126,582
06/03/2031	2.572%	244,000	222,703
05/01/2032	2.561%	4,470,000	3,975,256
01/25/2033	3.057%	2,800,000	2,503,686
CoBank ACB(l)
12/31/2079	7.125%	403,000	407,418
Credit Agricole SA(b),(l)
05/27/2031	5.222%	1,110,000	1,106,933
01/12/2032	4.656%	5,468,000	5,311,192
09/25/2033	4.818%	2,152,000	2,065,896
Credit Suisse Group AG(b),(l)
05/14/2032	3.091%	2,210,000	2,005,613
Danske Bank A/S(b),(l)
03/01/2030	5.705%	844,000	857,224
10/02/2030	4.613%	683,000	673,283
03/27/2032	4.999%	7,660,000	7,557,534
Deutsche Bank AG(l)
01/10/2029	5.373%	1,200,000	1,207,908
05/09/2031	5.297%	5,525,000	5,518,176
08/04/2031	4.950%	2,935,000	2,890,569
Subordinated
01/14/2032	3.729%	2,000,000	1,846,621
Deutsche Bank AG
05/10/2029	5.414%	1,744,000	1,769,898
DNB Bank ASA(b),(l)
11/05/2030	4.853%	683,000	680,800
03/30/2032	4.832%	7,131,000	7,015,089
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federation des Caisses Desjardins du Quebec(b)
04/26/2029	5.250%	1,588,000	1,603,952
05/27/2031	5.021%	4,125,000	4,097,617
Fifth Third Bancorp(l)
04/25/2033	4.337%	2,362,000	2,237,513
Fifth Third Bank NA(l)
01/28/2028	4.967%	2,105,000	2,107,643
First-Citizens Bank & Trust Co.(l)
07/13/2029	5.097%	5,850,000	5,837,928
Goldman Sachs Bank(l)
06/03/2029	4.656%	3,320,000	3,310,317
Goldman Sachs Group, Inc. (l)
06/03/2037	5.425%	355,000	345,835
Goldman Sachs Group, Inc. (The)(k),(l)
	6.500%	2,800,000	2,776,197
Goldman Sachs Group, Inc. (The)(l)
01/21/2029	4.148%	6,661,000	6,602,890
10/21/2031	4.369%	11,710,000	11,326,047
04/22/2032	2.615%	12,585,000	11,182,302
07/21/2032	2.383%	13,235,000	11,554,743
04/20/2034	5.094%	5,110,000	4,986,069
07/23/2035	5.330%	487,000	478,263
10/23/2035	5.016%	360,000	345,591
01/28/2036	5.536%	731,000	724,227
07/21/2037	5.655%	335,000	331,778
01/21/2047	5.541%	4,170,000	3,842,048
07/21/2057	6.215%	2,157,000	2,133,459
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	415,000	354,791
Goldman Sachs Group, Inc.(The)(l)
10/21/2029	4.153%	725,000	713,758
HSBC Holdings PLC(l)
05/17/2028	5.597%	257,000	258,610
08/17/2029	2.206%	1,201,000	1,141,296
05/12/2030	4.711%	3,001,000	2,971,393
11/06/2031	4.619%	4,210,000	4,111,759
03/10/2032	4.675%	5,221,000	5,085,994
05/24/2032	2.804%	1,230,000	1,100,440
03/10/2037	5.279%	1,121,000	1,077,991
08/14/2037	5.729%	4,484,000	4,441,918
Huntington Bancshares, Inc.(l)
08/21/2029	6.208%	4,040,000	4,135,723
01/15/2031	5.272%	1,370,000	1,372,386
Subordinated
08/15/2036	2.487%	1,080,000	920,760
01/28/2041	5.605%	2,841,000	2,720,386
Huntington National Bank (The)(l)
04/12/2028	4.871%	1,249,000	1,250,079
ING Bank NV(b)
07/07/2031	4.711%	4,867,000	4,803,041
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Groep NV(l)
03/25/2031	5.066%	1,200,000	1,198,032
03/23/2037	5.420%	7,948,000	7,763,369
Intesa Sanpaolo SpA(b),(l)
06/29/2032	5.200%	5,477,000	5,406,299
Subordinated
06/01/2032	4.198%	1,100,000	1,029,670
JPMorgan Chase & Co.(c),(k)
3-month Term SOFR + 2.745%	6.470%	2,993,000	2,999,296
JPMorgan Chase & Co.(l)
09/22/2027	1.470%	1,134,000	1,132,208
02/24/2028	2.947%	3,408,000	3,382,638
04/22/2028	5.571%	418,000	420,472
07/25/2028	4.851%	1,540,000	1,543,944
01/23/2029	3.509%	10,345,000	10,182,264
12/05/2029	4.452%	1,833,000	1,818,579
01/23/2030	5.012%	885,000	887,677
04/22/2030	5.581%	479,000	486,449
05/06/2030	3.702%	427,000	413,925
07/22/2030	4.995%	702,000	702,618
10/15/2030	2.739%	2,303,000	2,155,030
10/22/2030	4.603%	1,100,000	1,088,085
11/19/2031	1.764%	3,145,000	2,747,802
02/04/2032	1.953%	182,000	159,106
04/22/2032	2.580%	6,435,000	5,746,453
04/23/2032	4.622%	824,000	805,387
11/08/2032	2.545%	4,325,000	3,801,769
01/25/2033	2.963%	2,380,000	2,125,640
04/22/2035	5.766%	526,000	536,427
01/24/2036	5.502%	510,000	509,744
04/22/2036	5.572%	1,238,000	1,241,911
10/22/2036	4.810%	7,033,000	6,666,319
04/23/2037	5.148%	8,507,000	8,232,131
11/15/2048	3.964%	2,475,000	1,866,985
Subordinated
02/05/2037	5.193%	3,166,000	3,034,428
07/23/2041	5.803%	2,279,000	2,252,936
KeyCorp(l)
03/06/2035	6.401%	4,925,000	5,122,732
01/28/2037	5.305%	1,563,000	1,500,615
KeyCorp Capital I(c)
Junior Subordinated
3-month Term SOFR + 1.002% 07/01/2028	4.727%	1,105,000	1,085,003
Lloyds Banking Group PLC(k),(l)
	8.000%	1,193,000	1,261,329
Lloyds Banking Group PLC(l)
08/17/2032	5.203%	6,138,000	6,116,458
M&T Bank Corp.(c),(k)
5-year CMT + 2.679%	7.067%	1,041,000	1,043,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.(l)
Subordinated
07/30/2035	5.400%	3,021,000	2,994,408
Mitsubishi UFJ Financial Group, Inc.(l)
01/16/2031	5.197%	600,000	601,334
01/14/2032	4.505%	941,000	914,382
07/23/2032	5.190%	1,419,000	1,411,245
04/24/2036	5.615%	2,541,000	2,542,827
Mizuho Bank Ltd.(b)
04/16/2036	5.185%	7,750,000	7,547,485
Mizuho Financial Group, Inc.(l)
07/06/2029	5.778%	4,740,000	4,821,088
07/13/2030	4.782%	8,765,000	8,699,935
Morgan Stanley(l)
01/21/2028	2.475%	707,000	701,463
07/22/2028	3.591%	4,012,000	3,971,704
07/20/2029	5.449%	2,410,000	2,436,113
10/18/2029	4.133%	221,000	217,549
01/16/2030	5.173%	203,000	203,922
01/23/2030	4.431%	1,940,000	1,916,798
04/10/2030	4.555%	945,000	934,369
01/15/2031	5.230%	4,170,000	4,186,155
10/22/2031	4.356%	370,000	357,920
01/16/2032	4.493%	3,957,000	3,836,322
02/13/2032	1.794%	78,000	67,303
03/12/2032	4.708%	11,694,000	11,415,630
04/28/2032	1.928%	3,442,000	2,966,877
07/14/2032	5.170%	391,000	388,050
07/21/2032	2.239%	6,160,000	5,346,489
10/20/2032	2.511%	2,605,000	2,279,560
01/21/2033	2.943%	3,610,000	3,201,810
04/21/2034	5.250%	3,865,000	3,820,035
04/19/2035	5.831%	2,315,000	2,354,186
04/17/2036	5.664%	1,499,000	1,503,373
01/30/2037	5.073%	2,209,000	2,105,360
04/10/2037	5.296%	1,494,000	1,446,556
07/17/2037	5.605%	656,000	649,246
04/22/2039	4.457%	142,000	126,471
Subordinated
09/16/2036	2.484%	524,000	449,566
Morgan Stanley
Subordinated
09/08/2026	4.350%	9,045,000	9,044,542
Morgan Stanley Bank(l)
05/10/2030	4.788%	385,000	382,982
Morgan Stanley Bank NA(l)
05/26/2028	5.504%	275,000	276,736
Morgan Stanley Private Bank(l)
11/17/2028	4.204%	1,000,000	994,206
11/19/2031	4.465%	10,037,000	9,761,936
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Private Bank NA(l)
07/06/2028	4.466%	525,000	524,486
07/18/2031	4.734%	2,850,000	2,807,881
National Bank of Canada
12/18/2028	5.600%	1,263,000	1,286,592
Nationwide Building Society(b)
07/29/2029	5.127%	3,292,000	3,310,615
09/30/2030	4.351%	470,000	456,058
NatWest Group PLC(l)
06/18/2032	4.983%	1,660,000	1,637,126
03/01/2035	5.778%	968,000	981,050
NatWest Markets PLC(b)
05/17/2029	5.410%	769,000	778,139
Norinchukin Bank (The)(b)
03/10/2036	5.356%	1,610,000	1,557,243
Northern Trust Corp.(l)
Subordinated
11/19/2040	5.117%	1,524,000	1,452,278
Pinnacle Financial Partners, Inc.(l)
05/19/2032	5.596%	3,752,000	3,706,510
PNC Financial Services Group, Inc. (The)(l)
06/12/2029	5.582%	3,120,000	3,165,662
10/28/2033	6.037%	918,000	948,755
07/21/2036	5.373%	36,000	35,498
Subordinated
01/25/2041	5.423%	653,000	624,322
Royal Bank of Canada(l)
08/06/2029	4.498%	9,250,000	9,198,188
08/02/2030	4.969%	593,000	593,520
10/18/2030	4.650%	1,154,000	1,142,035
02/04/2031	5.153%	771,000	773,313
05/03/2032	4.612%	815,000	797,297
Royal Bank of Scotland Group PLC(l)
01/27/2030	5.076%	799,000	801,009
Santander Holdings USA, Inc.(l)
06/05/2037	5.701%	3,655,000	3,563,195
Santander UK Group Holdings PLC(l)
09/22/2036	5.136%	2,585,000	2,450,634
Societe Generale SA(b)
02/19/2027	5.250%	1,110,000	1,113,814
Societe Generale SA(b),(l)
05/27/2032	5.371%	6,447,000	6,395,846
06/09/2032	2.889%	480,000	426,929
01/21/2033	3.337%	10,380,000	9,281,283
01/10/2034	6.691%	1,635,000	1,709,263
08/08/2034	5.400%	1,500,000	1,459,196
Standard Chartered PLC(b),(l)
01/13/2030	4.299%	2,964,000	2,911,956
08/13/2037	5.846%	3,970,000	3,942,381
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.
02/28/2030	4.729%	643,000	641,294
State Street Corp.(l)
10/22/2032	4.675%	901,000	883,173
Subordinated
11/01/2034	3.031%	1,798,000	1,684,493
Sumitomo Mitsui Financial Group, Inc.
07/16/2029	3.040%	625,000	593,988
04/15/2030	5.240%	980,000	984,903
01/15/2032	5.454%	582,000	586,313
Sumitomo Mitsui Financial Group, Inc.(l)
01/15/2032	4.494%	955,000	926,725
07/07/2032	4.934%	3,291,000	3,242,701
Subordinated
03/03/2041	5.334%	1,607,000	1,527,328
SunTrust Capital III(c)
3-month Term SOFR + 0.912% 03/15/2028	4.576%	3,464,000	3,432,694
Swedbank AB(b)
09/12/2026	6.136%	3,305,000	3,306,632
Synchrony Financial(l)
08/02/2030	5.935%	2,560,000	2,597,398
03/06/2031	5.450%	1,685,000	1,679,633
02/25/2032	4.947%	945,000	915,244
07/31/2037	6.276%	1,075,000	1,069,715
Toronto-Dominion Bank (The)
07/27/2029	4.847%	5,040,000	5,036,922
01/30/2032	5.298%	782,000	787,404
Toronto-Dominion Bank (The)(l)
10/31/2085	6.350%	4,085,000	4,062,560
Truist Bank(l)
07/24/2028	4.420%	4,842,000	4,830,643
Truist Financial Corp.(l)
10/30/2029	7.161%	2,365,000	2,471,369
07/23/2030	4.957%	3,670,000	3,657,975
U.S. Bancorp(k),(l)
Junior Subordinated
	5.300%	2,980,000	2,972,170
UBS Group AG(b),(k),(l)
	9.250%	594,000	635,591
UBS Group AG(b),(l)
11/06/2033	4.844%	3,791,000	3,663,538
US Bancorp(l)
Subordinated
05/20/2041	5.723%	2,163,000	2,108,511
US Bank NA(l)
10/22/2027	4.507%	5,625,000	5,624,106
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(k),(l)
	6.125%	670,000	663,958
Wells Fargo & Co.(l)
05/22/2028	3.584%	235,000	233,329
06/02/2028	2.393%	6,838,000	6,725,651
07/25/2028	4.808%	14,890,000	14,915,195
07/25/2029	5.574%	1,360,000	1,378,673
10/23/2029	6.303%	5,615,000	5,777,767
01/23/2030	4.182%	4,072,000	4,006,097
02/11/2031	2.572%	6,775,000	6,243,103
05/20/2032	4.844%	6,874,000	6,766,461
03/02/2033	3.350%	845,000	766,742
07/25/2033	4.897%	2,740,000	2,680,922
10/23/2034	6.491%	201,000	213,192
01/23/2035	5.499%	730,000	730,973
12/03/2035	5.211%	7,640,000	7,480,406
04/23/2036	5.605%	322,000	323,342
01/23/2037	4.960%	2,675,000	2,546,720
04/30/2041	3.068%	4,650,000	3,423,591
Wells Fargo Bank NA
Subordinated
01/15/2038	6.600%	210,000	224,006
Total			778,704,627
Brokerage/Asset Managers/Exchanges 0.4%
BGC Group, Inc.
04/02/2030	6.150%	1,415,000	1,430,245
Blackstone Holdings Finance Co. LLC(b)
08/05/2028	1.625%	322,000	304,165
01/10/2030	2.500%	112,000	103,496
01/30/2032	2.000%	785,000	668,504
Blue Owl Finance LLC
08/18/2036	6.750%	3,858,000	3,847,181
Cantor Fitzgerald LP(b)
12/12/2028	7.200%	2,300,000	2,376,374
Charles Schwab Corp. (The)(l)
08/12/2032	5.108%	5,028,000	5,003,342
EQT AB(b)
05/08/2035	5.850%	940,000	928,448
First Eagle Holdings, Inc.(b)
08/15/2032	7.250%	1,320,000	1,348,791
Focus Financial Partners LLC(b)
09/15/2031	6.750%	830,000	825,261
Hunt Companies, Inc.(b)
04/15/2029	5.250%	2,075,000	2,012,424
Intercontinental Exchange, Inc.
06/15/2030	2.100%	1,366,000	1,234,551
Jefferies Financial Group, Inc.
04/28/2031	5.125%	4,480,000	4,384,940
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LPL Holdings, Inc.
05/20/2027	5.700%	720,000	725,203
06/15/2030	5.150%	3,667,000	3,645,243
06/15/2035	5.750%	1,087,000	1,070,097
Marex Group PLC
05/08/2028	5.829%	1,554,000	1,562,362
11/04/2029	6.404%	2,234,000	2,276,354
National Securities Clearing Corp.(b)
06/09/2031	4.700%	1,940,000	1,919,028
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,718,593
07/14/2031	2.608%	450,000	397,073
Nuveen LLC(b)
01/15/2030	5.550%	752,000	756,813
Raymond James Financial, Inc.
09/11/2055	5.650%	2,186,000	2,023,909
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,598,223
TPG Operating Group II LP
05/15/2031	4.875%	1,104,000	1,078,464
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
06/15/2031	7.500%	645,000	667,775
Total			51,906,859
Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC(b)
08/15/2033	7.625%	590,000	605,046
Camelot Return Merger Sub, Inc.(b)
08/01/2028	8.750%	1,544,000	803,406
Cemex SAB de CV(b),(k),(l)
Subordinated
	7.200%	700,000	723,866
CRH SMW Finance DAC
05/21/2029	5.200%	980,000	988,190
Fortune Brands Home & Security, Inc.
03/25/2032	4.000%	335,000	313,226
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	1,910,000	1,815,941
Martin Marietta Materials, Inc.
07/15/2031	2.400%	2,800,000	2,468,736
Mohawk Industries, Inc.
09/18/2028	5.850%	212,000	216,146
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	2,010,000	2,033,799
03/01/2033	6.750%	190,000	192,796
QXO Building Products, Inc.(b)
07/15/2031	6.500%	265,000	268,049
07/15/2034	6.875%	1,183,000	1,196,361
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Smyrna Ready Mix Concrete LLC(b)
11/15/2031	8.875%	650,000	681,111
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	250,000	251,465
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,880,000	2,737,912
Total			15,296,050
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	100,000	98,219
02/01/2036	7.375%	1,549,000	1,497,276
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,710,000	1,501,627
Charter Communications Operating LLC
06/01/2034	6.550%	1,398,000	1,395,757
12/01/2061	4.400%	259,000	160,296
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,463,000	2,286,191
06/01/2029	6.100%	3,420,000	3,477,812
02/15/2032	6.050%	4,836,000	4,839,554
08/15/2036	6.950%	6,090,000	6,100,331
03/01/2042	3.500%	1,940,000	1,299,659
10/23/2045	6.484%	2,580,000	2,292,617
03/01/2050	4.800%	1,950,000	1,385,285
04/01/2051	3.700%	1,670,000	994,939
10/23/2055	6.834%	1,975,000	1,776,840
08/15/2056	7.850%	750,000	761,846
04/01/2061	3.850%	250,000	139,993
Charter Communications Operating LLC/Capital(b)
09/01/2038	7.087%	6,489,000	6,420,315
09/01/2041	7.337%	1,502,000	1,489,508
Comcast Corp.
02/01/2030	2.650%	431,000	398,682
01/15/2031	1.950%	631,000	552,306
03/01/2038	3.900%	213,000	174,476
02/01/2050	3.450%	1,900,000	1,165,764
Cox Communications, Inc.(b)
10/01/2030	1.800%	282,000	241,632
09/01/2034	5.450%	10,310,000	9,484,471
09/01/2054	5.950%	5,165,000	4,167,587
CSC Holdings LLC(b)
04/15/2027	5.500%	3,550,000	2,054,750
02/01/2028	5.375%	850,000	460,654
01/31/2029	11.750%	5,589,000	3,073,000
02/01/2029	6.500%	2,181,000	1,157,816
01/15/2030	5.750%	903,000	191,225
12/01/2030	4.125%	500,000	264,234
12/01/2030	4.625%	2,225,000	479,781
02/15/2031	3.375%	400,000	208,038
DirecTV Financing LLC(b)
02/01/2030	8.875%	1,375,000	1,407,992
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2028	7.375%		300,000	295,474
06/01/2029	5.125%		675,000	623,507
EchoStar Corp.
11/30/2029	10.750%		5,730,800	6,192,193
Midcontinent Communications(b)
08/15/2032	8.000%		1,437,000	1,249,145
Space Exploration Technologies Corp.(b)
07/15/2031	5.350%		6,151,000	6,012,620
07/15/2033	5.650%		10,311,000	9,925,030
Time Warner Cable LLC
11/15/2040	5.875%		1,980,000	1,718,542
09/01/2041	5.500%		2,878,000	2,396,024
Viasat, Inc.(b)
04/15/2027	5.625%		825,000	824,278
Virgin Media O2 Vendor Financing Notes VI DAC(b)
03/15/2033	8.500%		1,048,000	712,670
VZ Secured Financing BV(b)
01/15/2032	5.000%		1,120,000	944,729
01/15/2033	7.500%		434,000	393,810
Total				94,688,495
Chemicals 0.4%
Bond US Bidco 1 Inc.,/2/3/German Bidco 1 GmbH/2(b)
06/15/2033	7.125%		600,000	609,721
Braskem Netherlands Finance BV(b),(m)
01/10/2028	0.000%		356,000	204,662
01/12/2031	0.000%		6,131,000	3,680,821
Cabot Corp.
07/01/2029	4.000%		1,810,000	1,763,103
08/15/2029	4.950%		815,000	812,178
CF Industries, Inc.
03/15/2034	5.150%		3,125,000	3,058,366
06/01/2043	4.950%		1,340,000	1,180,637
Chemours Co. (The)(b)
03/15/2034	7.875%		555,000	542,685
DuPont de Nemours, Inc.(b)
11/15/2028	4.725%		2,350,000	2,341,047
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,400,000	962,346
Eastman Chemical Co.
02/20/2031	4.500%		6,165,000	5,972,346
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		455,000	441,244
LYB International Finance III LLC
03/01/2034	5.500%		4,025,000	3,962,866
Mosaic Co. (The)
08/17/2031	5.350%		8,500,000	8,455,223
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutrien Ltd.
05/29/2031	4.850%	3,056,000	3,023,682
12/01/2036	5.875%	75,000	75,669
Olin Corp.(b)
04/01/2033	6.625%	1,000,000	982,178
Olympus Water US Holding Corp.(b)
06/15/2031	7.250%	1,000,000	1,016,646
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	380,000	378,373
08/15/2033	6.250%	230,000	231,749
Sasol Financing USA LLC
09/27/2028	6.500%	2,550,000	2,567,151
SCIH Salt Holdings, Inc.(b)
08/15/2032	8.000%	620,000	627,284
Sociedad Quimica y Minera de Chile SA(b),(l)
Subordinated
04/22/2056	5.625%	1,175,000	1,153,206
Solstice Advanced Materials, Inc.(b)
09/30/2033	5.625%	680,000	667,703
Vylor, Inc.(b)
08/15/2031	5.125%	789,000	787,195
Westlake Corp.
11/15/2035	5.550%	1,682,000	1,639,736
11/15/2055	6.375%	1,915,000	1,843,042
Total			48,980,859
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	772,000	774,817
CNH Industrial Capital LLC
01/12/2029	5.500%	1,045,000	1,057,094
04/20/2029	5.100%	1,149,000	1,151,891
10/16/2030	4.500%	1,189,000	1,157,265
06/25/2031	4.950%	8,485,000	8,373,740
EquipmentShare.com, Inc.(b)
07/01/2034	7.125%	1,288,000	1,268,464
Herc Holdings, Inc.(b)
06/15/2030	7.000%	900,000	931,406
03/15/2031	5.750%	1,065,000	1,061,198
06/15/2033	7.250%	975,000	1,008,750
03/15/2034	6.000%	195,000	192,275
Maxim Crane Works Holdings Capital LLC(b)
09/01/2028	11.500%	975,000	1,015,936
Oregon Tool Lux LP(b)
10/15/2029	7.875%	570,445	87,970
Terex Corp.(b)
10/15/2032	6.250%	825,000	832,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Rentals North America, Inc.
01/15/2030	5.250%		1,750,000	1,743,790
Total				20,657,215
Consumer Cyclical Services 0.2%
AA Bond Co., Ltd.(b)
07/31/2032	5.500%	GBP	750,000	991,700
Allied Universal Holdco LLC(b)
02/15/2031	7.875%		650,000	675,807
Allied Universal Holdco LLC/Finance Corp.(b)
06/01/2029	6.000%		700,000	698,874
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(b)
06/01/2028	4.625%		2,390,000	2,355,376
06/01/2028	4.625%		2,110,000	2,075,949
Arches Buyer, Inc.(b)
08/15/2031	9.000%		1,715,000	1,790,073
Block Financial LLC
09/15/2032	5.375%		3,765,000	3,690,912
Booking Holdings, Inc.
05/11/2039	4.500%	EUR	880,000	995,841
03/01/2044	4.000%	EUR	420,000	428,934
03/21/2045	3.875%	EUR	800,000	794,803
Brink’s Co. (The)(b)
06/15/2032	6.750%		1,080,000	1,095,038
Gaia Purchaser, Inc.(b)
07/15/2033	7.625%		625,000	638,015
Match Group Holdings II LLC(b)
10/01/2031	3.625%		1,155,000	1,041,331
Raven Acquisition Holdings LLC(b)
11/15/2031	6.875%		335,000	333,834
Service Corp. International
10/15/2032	5.750%		645,000	644,487
Uber Technologies, Inc.(b)
08/15/2029	4.500%		577,000	569,272
Uber Technologies, Inc.
01/15/2030	4.300%		757,000	742,189
09/15/2054	5.350%		1,827,000	1,619,726
VT Topco, Inc.(b)
08/15/2030	8.500%		700,000	720,192
Total				21,902,353
Consumer Products 0.2%
Clorox Co. (The)
05/15/2031	4.700%		3,669,000	3,597,291
Energizer Holdings, Inc.(b)
03/31/2029	4.375%		970,000	940,581
09/15/2033	6.000%		1,845,000	1,767,692
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hasbro, Inc.
03/12/2031	4.650%		1,800,000	1,762,053
Kenvue, Inc.
05/22/2032	4.850%		646,000	640,274
Kronos Acquisition Holdings, Inc.(b)
06/30/2032	10.750%		625,000	249,401
Newell Brands, Inc.(b)
06/01/2028	8.500%		760,000	792,446
Newell Brands, Inc.
05/15/2030	6.375%		430,000	436,049
05/15/2032	6.625%		585,000	598,274
Newell Brands, Inc.(l)
04/01/2036	7.375%		380,000	382,748
Perrigo Finance Unlimited Co.
09/30/2032	6.125%		925,000	906,604
Polaris, Inc.
03/01/2031	5.600%		1,885,000	1,867,527
Spectrum Brands, Inc.(b)
03/15/2031	3.875%		344,000	299,505
SWF Holdings I Corp.(b)
10/06/2029	6.500%		796,480	99,560
Tempur Sealy International, Inc.(b)
04/15/2029	4.000%		405,000	389,574
10/15/2031	3.875%		540,000	493,409
Whirlpool Corp.
06/15/2030	6.125%		270,000	253,629
06/15/2033	6.500%		750,000	648,012
Whirlpool Corp.(b)
07/01/2034	7.875%		885,000	868,237
Total				16,992,866
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(b)
05/15/2030	4.625%		1,685,000	1,630,467
Carrier Global Corp.
02/15/2030	2.722%		173,000	160,836
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%		1,485,000	1,515,763
Ingersoll Rand, Inc.
06/15/2029	5.176%		331,000	334,719
06/15/2034	5.450%		245,000	245,538
Smiths Group PLC(b)
11/13/2033	3.625%	EUR	1,485,000	1,655,313
Valmont Industries, Inc.
10/01/2054	5.250%		2,050,000	1,807,747
Vertiv Holdings Co.
03/15/2046	5.650%		1,160,000	1,086,254
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wabtec Corp.(l)
09/15/2028	4.700%		1,026,000	1,023,907
WESCO Distribution, Inc.(b)
04/15/2031	5.250%		295,000	290,859
04/15/2034	5.500%		210,000	204,880
Total				9,956,283
Electric 2.0%
AEP Texas Central Co.
02/15/2033	6.650%		1,385,000	1,478,854
AEP Texas, Inc.
05/15/2029	5.450%		1,193,000	1,209,601
AES Corp. (The)
03/15/2032	5.800%		921,000	923,755
Alfa Desarrollo SpA(b)
09/27/2051	4.550%		1,765,557	1,378,019
Alliant Energy Corp.(l)
04/01/2056	5.750%		2,890,000	2,828,897
Alliant Energy Finance LLC(b)
06/06/2027	5.400%		2,755,000	2,769,821
Alpha Generation LLC(b)
10/15/2032	6.750%		665,000	669,798
Ameren Corp.
03/15/2028	1.750%		561,000	536,260
01/15/2029	5.000%		463,000	464,814
American Electric Power Co, Inc.(l)
03/15/2056	5.800%		5,395,000	5,296,379
American Transmission Systems, Inc.(b)
01/15/2032	2.650%		2,434,000	2,146,685
Amprion GmbH(b)
01/15/2046	4.580%	EUR	1,400,000	1,543,104
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	6,981,118
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,260,571
08/15/2048	4.200%		101,000	77,200
08/15/2056	6.250%		3,649,000	3,626,067
Ausgrid Finance Pty Ltd.(b)
12/10/2035	5.946%	AUD	1,500,000	1,045,095
Avangrid, Inc.
06/01/2029	3.800%		389,000	377,491
Black Hills Corp.
10/15/2029	3.050%		291,000	274,535
01/31/2031	4.550%		2,598,000	2,530,903
01/15/2035	6.000%		343,000	348,397
Capital Power US Holdings, Inc.(b)
06/01/2028	5.257%		1,705,000	1,708,284
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.
06/01/2029	5.400%		459,000	465,783
CenterPoint Energy, Inc.(l)
04/01/2056	5.950%		2,800,000	2,758,454
CFE Fibra E(b)
09/23/2040	5.875%		3,380,639	3,272,768
Chile Electricity Lux MPC II Sarl(b)
10/20/2035	5.580%		488,753	487,847
CHPE LLC(b)
06/29/2046	5.875%		2,071,000	1,998,455
Cleveland Electric Illuminating Co. (The)(b)
04/01/2028	3.500%		2,997,000	2,933,385
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%		1,279,000	1,296,858
CMS Energy Corp.
02/15/2027	2.950%		80,000	79,456
CMS Energy Corp.(l)
06/01/2050	4.750%		932,000	904,195
12/01/2050	3.750%		181,000	167,018
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%		81,000	80,559
06/15/2046	3.850%		1,310,000	969,756
Constellation Energy Generation LLC
02/01/2029	4.625%		2,000,000	1,979,015
02/01/2031	5.000%		4,045,000	4,006,725
06/01/2036	5.300%		1,736,000	1,682,662
DTE Energy Co.
07/01/2027	4.950%		3,186,000	3,196,174
04/01/2030	5.200%		1,056,000	1,061,553
Duke Energy Carolinas LLC
06/15/2036	5.150%		1,252,000	1,220,498
06/15/2056	5.750%		2,903,000	2,763,114
Duke Energy Florida LLC
12/15/2031	2.400%		580,000	510,397
Duke Energy Indiana LLC
10/01/2049	3.250%		500,000	324,982
Duke Energy Ohio, Inc.
06/01/2030	2.125%		201,000	181,646
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	633,841
09/15/2047	3.600%		940,000	664,803
Duquesne Light Holdings, Inc.(b)
10/01/2030	2.532%		216,000	193,408
Enel Finance International NV(b)
09/30/2030	4.375%		5,228,000	5,083,323
Enel SpA(b),(k),(l)
Subordinated
	4.500%	EUR	1,770,000	1,980,758
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Entergy Arkansas LLC
01/15/2056	5.750%		1,611,000	1,521,278
Entergy Corp.
06/15/2030	2.800%		163,000	150,439
06/15/2031	2.400%		353,000	311,748
Entergy Corp.(l)
12/15/2058	6.500%		3,374,000	3,359,076
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	400,000	453,155
Evergy Kansas Central, Inc.
03/15/2035	5.250%		499,000	489,979
Evergy Metro, Inc.
06/01/2030	2.250%		268,000	243,803
Evergy Missouri West, Inc.(b)
06/01/2034	5.650%		5,200,000	5,195,111
Evergy, Inc.
03/15/2029	4.250%		2,910,000	2,867,379
Eversource Energy
03/01/2027	2.900%		947,000	939,613
07/01/2027	4.600%		2,675,000	2,676,350
03/01/2028	5.450%		726,000	732,808
02/01/2029	5.950%		705,000	721,720
03/15/2031	2.550%		1,495,000	1,337,940
05/15/2033	5.125%		332,000	326,065
Eversource Energy(l)
08/15/2056	6.350%		737,000	734,929
Junior Subordinated
08/15/2056	6.100%		320,000	316,524
Exelon Corp.
03/15/2028	5.150%		1,168,000	1,175,280
03/15/2029	5.150%		510,000	513,812
04/15/2046	4.450%		575,000	458,305
FirstEnergy Corp.(l)
07/15/2027	3.900%		1,026,000	1,020,815
FirstEnergy Transmission LLC(b)
09/15/2028	2.866%		3,224,000	3,099,184
Florida Power & Light Co.
06/15/2034	5.300%		575,000	575,425
Gulf Power Co.
10/01/2044	4.550%		1,350,000	1,096,256
IPALCO Enterprises, Inc.
05/01/2030	4.250%		743,000	719,114
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%		119,000	104,771
Jersey Central Power & Light Co.
06/01/2037	6.150%		1,985,000	2,040,094
Kentucky Utilities Co.
04/15/2033	5.450%		182,000	183,423
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Liberty Utilities Co.(b)
01/31/2029	5.577%		907,000	916,636
05/15/2031	5.100%		3,157,000	3,114,169
01/31/2034	5.869%		1,025,000	1,032,447
Louisville Gas and Electric Co.
04/15/2033	5.450%		182,000	183,520
Metropolitan Edison Co.(b)
01/15/2029	4.300%		1,205,000	1,188,676
Monongahela Power Co.(b)
02/15/2034	5.850%		561,000	575,712
Narragansett Electric Co. (The)(b)
04/09/2030	3.395%		2,077,000	1,968,197
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%		804,000	739,811
08/15/2031	5.000%		375,000	372,625
04/15/2032	2.750%		435,000	383,944
12/15/2032	4.150%		115,000	108,717
01/15/2033	5.800%		74,000	76,400
Network Finance Co. Pty Ltd.
10/03/2029	2.409%	AUD	1,670,000	1,073,547
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%		819,000	811,719
03/15/2032	5.300%		653,000	655,035
03/01/2056	5.850%		1,617,000	1,509,091
NextEra Energy Capital Holdings, Inc.(l)
08/15/2055	6.500%		855,000	859,368
10/01/2056	6.200%		4,211,000	4,105,962
10/01/2066	6.625%		1,557,000	1,517,892
03/15/2082	3.800%		1,061,000	1,048,238
Niagara Energy SAC(b)
10/03/2034	5.746%		675,000	673,016
Niagara Mohawk Power Corp.(b)
06/27/2030	1.960%		661,000	591,780
01/17/2054	5.664%		124,000	112,410
NorthWestern Corp.(b)
03/21/2030	5.073%		2,128,000	2,129,387
NRG Energy, Inc.(b),(k),(l)
	10.250%		600,000	637,111
NRG Energy, Inc.(b)
12/02/2027	2.450%		2,420,000	2,350,195
02/15/2029	3.375%		542,000	516,265
02/15/2031	3.625%		100,000	92,112
02/15/2032	3.875%		1,025,000	938,019
02/01/2033	6.000%		710,000	706,560
NSTAR Electric Co.
03/01/2030	4.850%		1,755,000	1,749,835
08/15/2031	1.950%		232,000	200,995
OGE Energy Corp.
05/15/2029	5.450%		300,000	303,608
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
06/04/2028	5.000%	1,405,000	1,408,555
01/15/2029	6.100%	2,634,000	2,695,432
06/01/2031	3.250%	2,840,000	2,599,616
05/15/2034	5.800%	1,605,000	1,610,880
07/01/2040	4.500%	5,850,000	4,855,502
04/15/2042	4.450%	146,000	117,942
03/15/2045	4.300%	245,000	187,792
07/01/2050	4.950%	2,051,000	1,635,041
08/15/2056	6.300%	1,338,000	1,270,766
PacifiCorp
03/15/2029	4.250%	3,390,000	3,334,156
03/15/2051	3.300%	680,000	419,593
PECO Energy Co.
09/01/2031	5.000%	2,395,000	2,390,407
05/15/2052	4.600%	2,500,000	2,010,495
Pennsylvania Electric Co.(b)
03/15/2028	3.250%	1,990,000	1,946,099
PG&E Corp.(l)
03/15/2055	7.375%	350,000	351,777
09/15/2056	6.850%	389,000	381,133
PSEG Power LLC(b)
05/15/2030	5.200%	805,000	805,958
05/15/2035	5.750%	1,225,000	1,222,648
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,474,467
08/15/2056	6.200%	4,310,000	4,305,352
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	634,000	642,763
04/01/2029	5.200%	1,052,000	1,059,942
03/15/2030	4.900%	703,000	701,030
08/15/2030	1.600%	218,000	190,999
11/15/2031	2.450%	651,000	570,782
03/15/2035	5.400%	304,000	300,573
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,762,280
06/01/2029	5.150%	3,246,000	3,252,226
Southern Co. (The)
07/01/2036	4.250%	595,000	533,926
Southern Co. (The)(l)
09/15/2051	3.750%	796,000	794,829
Junior Subordinated
08/01/2027	5.113%	661,000	664,495
Southern Power Co.
06/15/2031	4.800%	2,345,000	2,311,003
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,442,265
Southwestern Public Service Co.
05/15/2035	5.300%	2,821,000	2,768,743
06/01/2054	6.000%	142,000	138,539
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Talen Energy Supply LLC(b)
05/01/2033	6.375%		375,000	370,199
02/01/2036	6.500%		660,000	647,527
Toledo Edison Co. (The)
05/15/2037	6.150%		951,000	1,000,764
Tucson Electric Power Co.
09/15/2034	5.200%		865,000	854,938
06/15/2050	4.000%		2,690,000	1,988,843
Virginia Electric and Power Co.
03/15/2036	4.950%		898,000	854,264
Vistra Corp.(b),(k),(l)
	7.000%		2,150,000	2,160,673
	8.000%		4,650,000	4,663,531
	8.875%		2,675,000	2,848,827
Vistra Operations Co. LLC(b)
07/31/2027	5.000%		2,000,000	1,999,003
05/01/2029	4.375%		879,000	859,683
Vistra Operations Co., LLC(b)
01/30/2027	3.700%		885,000	881,481
VoltaGrid LLC(b)
11/01/2030	7.375%		2,000,000	2,011,713
WEC Energy Group, Inc.
10/01/2027	5.150%		303,000	304,814
10/15/2027	1.375%		776,000	749,285
12/15/2028	2.200%		466,000	440,251
Wisconsin Power and Light Co.
03/30/2034	5.375%		4,296,000	4,280,198
Xcel Energy, Inc.
03/21/2028	4.750%		1,165,000	1,164,665
04/15/2035	5.600%		857,000	854,827
Xcel Energy, Inc.(l)
12/03/2056	5.750%		272,000	264,025
Total				237,337,993
Environmental 0.1%
Clean Harbors Inc.(b)
10/15/2033	5.750%		575,000	574,457
GFL Environmental Holdings US, Inc.(b)
07/01/2031	5.625%		1,000,000	976,272
02/01/2034	5.500%		1,525,000	1,430,471
GFL Environmental, Inc.(b)
01/15/2031	6.750%		380,000	386,322
Republic Services, Inc.
07/15/2031	4.750%		3,969,000	3,932,350
Seche Environnement SACA(b)
03/25/2030	4.500%	EUR	595,000	693,103
Seche Environnement SACA(b),(k),(l)
Subordinated
	5.870%	EUR	700,000	804,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	825,000	843,096
Total			9,640,290
Finance Companies 0.9%
Aercap Ireland Capital DAC/Global Aviation Trust
02/28/2029	4.125%	5,235,000	5,135,817
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	445,000	443,708
Air Lease Corp.
12/01/2027	3.625%	465,000	458,698
07/15/2031	5.200%	879,000	871,215
Aircastle Ltd.(b)
01/26/2028	2.850%	3,335,000	3,241,058
07/18/2028	6.500%	1,725,000	1,769,139
Apollo Debt Solutions BDC
08/30/2030	5.875%	1,357,000	1,335,991
Ares Capital Corp.
01/15/2030	5.550%	2,340,000	2,317,399
Ares Strategic Income Fund
03/15/2028	5.700%	2,810,000	2,819,027
Aviation Capital Group LLC(b)
04/30/2029	4.250%	1,097,000	1,073,945
04/10/2030	5.125%	2,885,000	2,869,435
Avolon Holdings Funding Ltd.(b)
11/18/2027	2.528%	1,003,000	975,573
01/15/2028	4.950%	3,532,000	3,535,852
10/15/2032	4.950%	1,308,000	1,260,312
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	1,777,000	1,772,110
03/15/2030	5.950%	1,030,000	1,002,168
03/01/2031	5.950%	1,689,000	1,628,902
Barings BDC, Inc.
09/15/2028	5.200%	2,584,000	2,552,612
Barings Private Credit Corp.(b)
08/18/2031	6.500%	1,720,000	1,698,396
Blue Owl Capital Corp.
08/15/2031	6.300%	832,000	825,034
Blue Owl Credit Income Corp.
06/13/2028	7.950%	32,000	32,996
09/15/2029	6.600%	1,410,000	1,420,444
Blue Owl Credit Income Corp.(b)
10/15/2031	6.550%	2,184,000	2,167,063
Blue Owl Technology Finance Corp.
10/15/2029	6.500%	3,530,000	3,501,097
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	1,303,000	1,306,892
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Secured Lending, Inc.
02/15/2031	5.750%	2,315,000	2,214,927
FirstCash, Inc.(b)
05/01/2034	6.125%	310,000	306,350
Fortress Transportation and Infrastructure Investors LLC(b)
06/15/2032	7.000%	1,005,000	1,031,228
Freedom Mortgage Holdings LLC(b)
05/01/2031	6.875%	740,000	709,545
05/15/2031	9.125%	865,000	892,794
FS KKR Capital Corp.
01/15/2030	6.125%	1,540,000	1,510,241
GABX Leasing LLC(b)
04/15/2036	5.300%	1,256,000	1,209,708
GATX Corp.
03/15/2027	5.400%	1,715,000	1,720,885
06/30/2030	4.000%	377,000	363,976
Golub Capital BDC, Inc.
12/05/2028	7.050%	1,108,000	1,136,970
Golub Capital Private Credit Fund
08/15/2028	5.450%	875,000	869,195
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,652,390
02/10/2029	5.350%	1,026,000	1,014,299
HPS Corporate Lending Fund
11/15/2030	5.450%	1,970,000	1,903,955
HPS Corporate Lending Fund(b)
04/02/2031	5.650%	2,005,000	1,936,687
Macquarie AirFinance Holdings Ltd.(b)
03/27/2028	5.200%	2,790,000	2,797,460
Main Street Capital Corp.
06/04/2027	6.500%	2,330,000	2,354,259
03/01/2029	6.950%	1,311,000	1,345,420
Midcap Financial Issuer Trust(b)
05/01/2028	6.500%	720,000	721,361
Mitsubishi HC Finance America LLC(b)
10/24/2029	5.150%	5,560,000	5,565,763
MSD Investment Corp.(b)
06/12/2029	6.375%	515,000	514,106
02/05/2031	6.125%	784,000	759,322
MSD Investment Corp.
05/31/2030	6.250%	1,245,000	1,227,996
North Haven Private Income Fund LLC
09/25/2028	5.125%	1,525,000	1,486,320
OneMain Finance Corp.
05/15/2029	6.625%	2,345,000	2,378,557
03/15/2034	7.125%	675,000	674,761
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PennyMac Financial Services, Inc.(b)
02/15/2029	4.250%		1,900,000	1,812,821
09/15/2031	5.750%		1,825,000	1,705,702
Rocket Cos, Inc.(b)
08/01/2030	6.125%		450,000	456,036
08/01/2031	6.125%		1,610,000	1,629,971
08/01/2033	6.375%		1,075,000	1,088,896
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%		800,000	745,642
Sixth Street Lending Partners
03/11/2029	6.500%		1,696,000	1,720,416
SMBC Aviation Capital Finance DAC(b)
07/23/2031	5.200%		3,695,000	3,672,595
Sumisho Air Lease Corp.(b)
03/24/2029	4.500%		7,975,000	7,872,686
Total				107,018,123
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		6,328,000	5,534,682
B&G Foods, Inc.(b)
06/15/2031	11.000%		960,000	836,458
Bacardi-Martini BV(b)
02/01/2030	5.550%		3,970,000	4,008,763
Bunge Ltd Finance Corp.
08/19/2031	5.000%		2,835,000	2,816,617
Campbell Soup Co.
04/24/2030	2.375%		651,000	588,116
Campbell’s Co. (The)
03/21/2031	4.550%		4,060,000	3,919,374
Cargill, Inc.(b)
04/23/2030	2.125%		350,000	317,516
02/02/2031	1.700%		386,000	336,366
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%		838,000	847,503
Conagra Brands, Inc.
08/01/2031	5.400%		1,070,000	1,066,620
Fiesta Purchaser, Inc.(b)
03/01/2031	7.875%		640,000	648,302
General Mills, Inc.(l)
07/16/2056	5.250%	EUR	1,380,000	1,562,866
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings(b)
03/10/2037	5.625%		2,205,000	2,143,779
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings
03/01/2056	6.250%		3,784,000	3,563,813
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		2,810,000	2,850,977
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		219,000	233,956
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		1,500,000	1,392,577
05/15/2032	3.000%		335,000	295,235
12/01/2052	6.500%		1,399,000	1,359,849
Lamb Weston Holdings, Inc.(b)
01/31/2030	4.125%		1,725,000	1,653,689
01/31/2032	4.375%		575,000	540,789
Magnum Icc Finance BV(b)
11/26/2031	3.250%	EUR	1,040,000	1,172,826
Maple Parent Holdings Corp.(b)
03/26/2035	4.728%	EUR	2,095,000	2,423,466
Mars, Inc.(b)
03/01/2032	5.000%		612,000	607,503
03/01/2035	5.200%		1,365,000	1,344,948
05/01/2055	5.700%		933,000	880,840
McCormick & Co., Inc.
02/15/2029	4.150%		1,615,000	1,589,401
Minerva Luxembourg SA(b)
09/13/2033	8.875%		1,000,000	1,017,129
Performance Food Group, Inc.(b)
03/01/2034	5.625%		675,000	655,610
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,906,943
03/01/2032	3.500%		6,479,000	5,864,663
05/15/2034	6.875%		4,250,000	4,550,865
Post Holdings, Inc.(b)
04/15/2030	4.625%		1,349,000	1,300,188
03/01/2033	6.375%		1,515,000	1,488,843
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/30/2029	4.375%		610,000	597,670
Roquette Freres SA(b),(k),(l)
	6.000%	EUR	300,000	350,390
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%		615,000	592,502
Smithfield Foods, Inc.(b)
02/01/2027	4.250%		2,500,000	2,494,789
10/15/2030	3.000%		2,020,000	1,828,251
Suntory Holdings, Ltd.(b)
06/11/2029	5.124%		2,100,000	2,107,992
Tyson Foods, Inc.
08/24/2031	5.100%		4,290,000	4,272,567
Total				73,565,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gaming 0.3%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%		5,624,000	5,397,641
02/15/2030	7.000%		1,100,000	1,106,358
02/15/2032	6.500%		515,000	497,786
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	925,000	1,229,905
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%		205,000	204,971
01/15/2030	4.000%		555,000	529,655
01/15/2031	4.000%		510,000	477,285
02/15/2033	5.250%		1,654,000	1,592,775
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%		116,000	116,784
Las Vegas Sands Corp.
06/15/2028	5.625%		4,705,000	4,746,367
06/14/2030	6.000%		2,970,000	3,025,847
Light & Wonder International, Inc.(b)
10/01/2033	6.250%		885,000	882,576
MGM Resorts International
04/15/2027	5.500%		1,500,000	1,502,935
10/15/2028	4.750%		1,575,000	1,563,316
04/15/2032	6.500%		1,445,000	1,444,285
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%		2,225,000	2,173,546
Pioneer Opco LLC(b)
05/15/2033	7.000%		725,000	737,946
Sands China Ltd.
08/08/2028	5.400%		382,000	384,396
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%		825,000	542,798
Station Casinos LLC(b)
03/15/2032	6.625%		1,370,000	1,386,907
VICI Properties LP
04/01/2028	4.750%		2,065,000	2,059,197
VICI Properties LP/Note Co., Inc.(b)
02/01/2027	5.750%		475,000	475,593
02/15/2027	3.750%		2,000,000	1,990,195
02/15/2029	3.875%		410,000	397,151
08/15/2030	4.125%		249,000	236,493
Voyager Parent LLC(b)
07/01/2032	9.250%		1,829,000	1,958,262
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%		1,000,000	994,802
03/15/2033	6.250%		2,015,000	2,013,786
Total				39,669,558
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.2%
Abbott Laboratories
03/15/2056	5.500%	1,329,000	1,244,596
03/15/2066	5.600%	660,000	615,735
AdaptHealth LLC(b)
08/01/2029	4.625%	925,000	874,108
AMN Healthcare, Inc.(b)
04/15/2029	4.000%	3,450,000	3,341,325
Becton Dickinson and Co.
02/13/2028	4.693%	1,033,000	1,032,643
08/22/2032	4.298%	2,913,000	2,781,597
Cardinal Health, Inc.
11/15/2026	4.700%	1,301,000	1,301,231
11/15/2029	5.000%	5,575,000	5,583,120
CHS/Community Health Systems, Inc.(b)
05/15/2030	5.250%	755,000	704,343
Cigna Corp.
03/15/2031	2.375%	2,952,000	2,635,033
08/15/2038	4.800%	215,000	197,638
10/15/2047	3.875%	2,070,000	1,514,220
03/15/2051	3.400%	1,215,000	795,186
Cigna Group (The)
01/15/2036	5.250%	2,206,000	2,155,477
02/15/2054	5.600%	2,262,000	2,080,341
CommonSpirit Health
12/01/2031	5.205%	9,875,000	9,852,389
11/01/2042	4.350%	120,000	101,221
CVS Health Corp.
08/21/2030	1.750%	4,267,000	3,759,170
09/15/2031	2.125%	398,000	344,363
02/21/2033	5.250%	328,000	326,904
07/20/2035	4.875%	720,000	682,278
03/25/2038	4.780%	7,780,000	7,068,485
04/01/2040	4.125%	507,000	418,522
03/25/2048	5.050%	129,000	109,225
06/01/2063	6.000%	58,000	53,869
09/15/2065	6.250%	112,000	107,822
CVS Health Corp.(l)
03/10/2055	7.000%	1,900,000	1,958,969
DaVita, Inc.(b)
06/01/2030	4.625%	5,050,000	4,869,905
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	670,973
Embecta Corp.(b)
02/15/2030	5.000%	700,000	574,310
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%	2,825,000	2,804,635
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA, Inc.
02/15/2027	4.500%		985,000	985,282
12/01/2027	7.050%		10,000	10,254
06/15/2029	4.125%		508,000	498,171
09/01/2030	3.500%		1,723,000	1,625,217
04/01/2031	5.450%		597,000	603,191
07/15/2031	2.375%		1,067,000	938,441
05/15/2036	5.300%		1,187,000	1,148,672
06/15/2039	5.125%		643,000	595,533
06/15/2047	5.500%		2,515,000	2,254,972
04/01/2054	6.000%		135,000	127,299
Icon Investments Six DAC
05/08/2029	5.849%		1,272,000	1,294,843
Icon Investments Six DAC(b)
08/13/2031	5.421%		3,775,000	3,757,463
Illumina, Inc.
09/09/2026	4.650%		2,845,000	2,845,041
09/19/2029	4.950%		4,120,000	4,103,230
IQVIA, Inc.
05/15/2028	5.700%		7,875,000	7,968,025
Laboratory Corp. of America Holdings
04/01/2032	4.550%		578,000	560,801
10/01/2034	4.800%		10,162,000	9,740,255
LifePoint Health, Inc.(b)
02/15/2032	8.375%		825,000	834,843
05/01/2034	7.000%		2,280,000	2,143,245
Mayo Clinic
11/15/2052	4.128%		750,000	581,634
McKesson Corp.
05/30/2032	4.950%		968,000	961,596
ModivCare Buyer LLC(b),(e),(i),(l)
10/01/2029	5.000%		3,187,800	4,144
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%		8,544,000	8,271,116
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	198,509
NYU Langone Hospitals
07/01/2043	5.750%		705,000	699,043
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,208,000	1,198,844
06/30/2030	2.950%		178,000	165,556
06/30/2031	2.800%		188,000	169,953
11/30/2033	6.400%		431,000	458,510
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	354,861
09/14/2035	4.875%	EUR	1,300,000	1,554,084
Select Medical Corp.(b)
12/01/2032	6.250%		600,000	581,840
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Solventum Corp.
03/01/2029	5.400%	4,012,000	4,055,477
03/13/2031	5.450%	616,000	622,382
Sotera Health Holdings LLC(b)
06/01/2031	7.375%	780,000	811,964
Stryker Corp.
02/10/2030	4.850%	1,048,000	1,046,024
Tenet Healthcare Corp.
11/01/2027	5.125%	975,000	975,063
06/01/2029	4.250%	400,000	389,667
01/15/2030	4.375%	4,125,000	3,996,085
Tenet Healthcare Corp.(b)
11/15/2033	6.000%	995,000	997,709
Texas Health Resources
11/15/2055	4.330%	700,000	560,211
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%	796,000	799,056
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,484,837
10/15/2029	4.625%	2,484,000	2,442,596
10/15/2030	2.650%	2,485,000	2,232,749
09/01/2031	5.500%	3,151,000	3,150,415
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	488,000	462,670
Total			142,821,006
Healthcare Insurance 0.2%
Aetna, Inc.
06/15/2036	6.625%	295,000	313,575
Anthem, Inc.
03/15/2031	2.550%	3,000,000	2,694,599
Centene Corp.
10/15/2030	3.000%	1,950,000	1,760,829
Elevance Health, Inc.
11/01/2031	4.950%	824,000	816,181
09/15/2032	4.600%	645,000	623,196
02/15/2035	5.200%	476,000	466,550
01/15/2036	5.000%	627,000	600,350
Health Care Service Corp.(b)
06/15/2029	5.200%	1,193,000	1,197,586
Horseshoe Funding Trust I(b)
02/15/2036	6.062%	775,000	769,954
Humana, Inc.
04/15/2031	5.375%	623,000	624,027
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,005,000	999,046
04/15/2034	5.000%	4,450,000	4,356,681
07/15/2034	5.150%	454,000	448,395
08/15/2039	3.500%	292,000	233,117
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2040	2.750%	115,000	82,706
08/15/2049	3.700%	10,370,000	7,300,700
05/15/2051	3.250%	3,750,000	2,401,437
04/15/2064	5.500%	158,000	140,406
07/15/2064	5.750%	782,000	722,942
Total			26,552,277
Healthcare REIT 0.2%
Diversified Healthcare Trust
03/01/2031	4.375%	1,500,000	1,367,645
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	427,150
03/15/2031	2.050%	400,000	345,658
National Health Investors, Inc.
02/01/2033	5.350%	1,937,000	1,889,033
Omega Healthcare Investors, Inc.
07/01/2030	5.200%	4,820,000	4,787,386
Physicians Realty LP
11/01/2031	2.625%	1,100,000	971,331
Sabra Health Care LP
12/01/2031	3.200%	284,000	254,553
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	24,458
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,765,985
06/01/2031	2.800%	2,160,000	1,961,734
Total			17,794,933
Home Construction 0.1%
Brookfield Residential Properties, Inc./US Corp.(b)
09/15/2027	6.250%	1,560,000	1,559,275
02/15/2030	4.875%	2,575,000	2,428,436
KB Home
06/15/2031	4.000%	1,075,000	999,740
M/I Homes, Inc.
02/01/2028	4.950%	650,000	646,988
Mattamy Group Corp.(b)
03/01/2030	4.625%	4,500,000	4,329,541
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	1,962,842
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,998,306
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	1,050,000	1,059,662
08/01/2030	5.125%	989,000	987,359
11/15/2032	5.750%	265,000	270,984
Total			16,243,133
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Aker BP ASA(b)
01/15/2030	3.750%	4,800,000	4,596,595
01/15/2031	4.000%	6,640,000	6,323,453
06/13/2033	6.000%	1,250,000	1,284,993
10/01/2034	5.125%	718,000	695,014
Antero Resources Corp.(b)
03/01/2030	5.375%	1,500,000	1,502,053
APA Corp.
02/15/2055	6.750%	1,459,000	1,496,720
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
11/01/2027	9.000%	150,000	156,825
10/15/2032	6.625%	340,000	343,012
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	775,017
12/15/2034	5.400%	696,000	691,382
02/15/2037	6.500%	1,368,000	1,449,459
Civitas Resources, Inc.(b)
11/01/2030	8.625%	825,000	865,615
07/01/2031	8.750%	225,000	235,269
CNX Resources Corp.(b)
03/01/2032	7.250%	400,000	411,364
Comstock Resources, Inc.(b)
03/01/2029	6.750%	365,000	361,620
01/15/2030	5.875%	1,875,000	1,797,254
Crescent Energy Finance LLC(b)
10/15/2030	9.750%	2,625,000	2,762,116
04/01/2032	7.625%	965,000	991,492
Devon Energy Corp.
09/15/2034	5.200%	1,026,000	1,011,367
05/15/2042	4.750%	1,950,000	1,694,519
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,899,608
03/24/2031	3.125%	1,675,000	1,545,052
03/15/2033	6.250%	1,395,000	1,464,079
04/18/2034	5.400%	765,000	763,841
04/18/2064	5.900%	254,000	240,172
EOG Resources, Inc.
07/15/2032	5.000%	1,299,000	1,291,563
Hilcorp Energy I LP/Finance Co.(b)
04/15/2030	6.000%	1,135,000	1,131,845
04/15/2032	6.250%	2,350,000	2,307,839
11/01/2033	8.375%	620,000	657,326
Lundin Energy Finance BV(b)
07/15/2031	3.100%	1,575,000	1,425,790
Occidental Petroleum Corp.
03/15/2040	6.200%	603,000	612,157
03/15/2046	6.600%	164,000	170,315
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(b)
02/01/2033	6.250%	933,000	947,861
Santos Finance Ltd.(b)
09/19/2033	6.875%	1,340,000	1,426,539
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,675,097
02/01/2032	4.750%	1,550,000	1,500,734
Var Energi ASA(b)
05/18/2027	5.000%	4,995,000	5,004,101
01/15/2028	7.500%	3,580,000	3,692,907
Viper Energy Partners LLC
08/01/2035	5.700%	1,312,000	1,309,420
Vital Energy, Inc.(b)
04/15/2032	7.875%	285,000	294,439
Total			58,805,824
Integrated Energy 0.1%
BP Capital Markets PLC(k),(l)
	4.875%	385,000	376,013
	6.450%	696,000	714,122
Cenovus Energy, Inc.
06/15/2047	5.400%	112,000	101,144
02/15/2052	3.750%	3,380,000	2,326,020
Chevron USA, Inc.
04/15/2030	4.687%	3,875,000	3,872,120
Eni SpA(b)
05/18/2036	5.250%	2,700,000	2,608,788
Total			9,998,207
Leisure 0.1%
Carnival Corp.(b)
08/01/2028	4.000%	1,250,000	1,224,124
05/01/2029	5.125%	2,040,000	2,030,026
03/15/2030	5.750%	25,000	25,143
Cinemark USA, Inc.(b)
08/01/2032	7.000%	795,000	818,928
NCL Corp., Ltd.(b)
02/15/2029	7.750%	950,000	987,874
03/01/2030	6.250%	100,000	99,931
02/01/2032	6.750%	875,000	851,361
NCL Finance Ltd.(b)
03/15/2028	6.125%	875,000	879,844
Royal Caribbean Cruises Ltd.(b)
04/01/2028	5.500%	325,000	327,435
03/15/2032	6.250%	1,690,000	1,714,016
Royal Caribbean Cruises Ltd.
01/20/2034	5.550%	2,965,000	2,945,898
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VOC Escrow Ltd.(b)
02/15/2028	5.000%	625,000	624,188
Total			12,528,768
Life Insurance 1.0%
American National Global Funding(b)
12/15/2028	4.625%	1,700,000	1,677,330
06/03/2030	5.250%	2,205,000	2,184,837
American National Group, Inc.
07/15/2035	6.000%	1,043,000	1,008,020
Athene Global Funding(b)
06/01/2029	5.133%	3,110,000	3,099,357
01/07/2030	5.380%	2,675,000	2,662,311
Athene Holding Ltd.
08/15/2036	6.150%	1,895,000	1,875,935
05/19/2055	6.625%	3,279,000	3,079,599
Brighthouse Financial Global Funding(b)
04/09/2027	5.550%	5,235,000	5,247,969
CNO Global Funding(b)
06/04/2027	5.875%	1,354,000	1,366,681
09/08/2028	4.375%	4,350,000	4,296,237
06/11/2031	5.200%	3,600,000	3,563,632
Corebridge Financial, Inc.
04/05/2032	3.900%	391,000	361,761
08/20/2036	5.900%	6,082,000	6,106,257
Corebridge Global Funding(b)
06/24/2029	5.200%	3,815,000	3,834,173
Equitable Financial Life Global Funding(b)
03/27/2030	5.000%	1,702,000	1,689,657
Equitable Holdings, Inc.(b)
02/15/2029	4.572%	1,171,000	1,153,206
F&G Global Funding(b)
09/08/2028	4.650%	962,000	948,951
01/09/2029	4.500%	3,975,000	3,904,085
Fortitude Global Funding(b)
10/06/2028	4.625%	2,885,000	2,849,460
GA Global Funding Trust(b)
01/06/2027	2.250%	2,390,000	2,369,268
04/01/2032	5.500%	2,817,000	2,765,075
Guardian Life Global Funding(b)
06/01/2031	4.809%	1,820,000	1,794,158
Jackson National Life Global Funding(b)
06/05/2028	4.700%	3,458,000	3,440,365
Lincoln Financial Global Funding(b)
05/28/2028	4.625%	3,705,000	3,688,133
01/12/2029	4.200%	2,270,000	2,227,565
05/21/2031	4.950%	1,090,000	1,073,297
Lincoln National Corp.
06/15/2040	7.000%	930,000	983,719
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
06/01/2056	5.950%	6,950,000	6,515,266
Nippon Life Insurance Co.(b)
04/02/2031	4.748%	1,152,000	1,134,687
NLG Global Funding(b)
01/23/2030	5.400%	1,270,000	1,277,782
09/15/2030	4.350%	3,992,000	3,874,622
Northwestern Mutual Global Funding(b)
06/01/2028	1.700%	897,000	852,701
Pacific Life Global Funding II(b)
02/10/2030	4.850%	5,280,000	5,253,228
Principal Life Global Funding II(b)
05/18/2029	4.650%	4,083,000	4,048,864
Protective Life Global Funding(b)
07/16/2029	4.823%	2,959,000	2,945,881
RGA Global Funding(b)
05/24/2029	5.448%	231,000	233,967
05/26/2031	5.100%	2,280,000	2,262,800
Sammons Financial Group Global Funding(b)
06/12/2030	4.950%	4,925,000	4,826,418
06/22/2031	5.100%	2,465,000	2,410,445
SBL Holdings, Inc.(b)
09/26/2028	5.900%	72,000	69,931
10/30/2034	7.200%	4,095,000	3,773,568
Symetra Life Insurance Co.(b)
Subordinated
10/01/2055	6.550%	541,000	529,507
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	1,325,000	1,135,732
Western-Southern Global Funding(b)
07/16/2028	4.500%	3,862,000	3,831,724
12/10/2032	4.700%	2,612,000	2,512,624
Wynnton Funding Trust(b)
08/15/2035	5.251%	1,507,000	1,451,646
Wynnton Funding Trust II(b)
08/15/2055	5.991%	2,580,000	2,472,734
Total			120,665,165
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	3,925,000	3,950,885
Marriott International, Inc.
04/15/2031	2.850%	1,165,000	1,057,568
10/15/2031	4.500%	628,000	610,983
10/15/2032	3.500%	3,400,000	3,083,698
09/15/2036	5.650%	4,756,000	4,720,322
Total			13,423,456
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.7%
AppLovin Corp.
12/01/2029	5.125%	1,058,000	1,059,702
12/01/2031	5.375%	1,271,000	1,271,528
Beignet Investor LLC(b)
05/30/2049	6.581%	7,318,000	7,015,145
Gray Media, Inc.(b)
08/15/2033	7.250%	765,000	764,834
Meta Platforms, Inc.
05/15/2031	4.550%	646,000	631,329
11/15/2032	4.600%	754,000	723,885
11/15/2045	5.500%	965,000	837,372
05/15/2046	6.200%	4,455,000	4,183,178
05/15/2053	5.600%	3,365,000	2,824,508
11/15/2055	5.625%	10,930,000	9,126,985
05/15/2056	6.300%	11,349,000	10,457,532
08/15/2064	5.550%	1,383,000	1,102,565
05/15/2066	6.450%	4,921,000	4,502,552
Midas OpCo Holdings LLC(b)
08/15/2029	5.625%	705,000	686,942
Netflix, Inc.
08/15/2036	5.250%	4,615,000	4,560,243
OAK-Eagle Acquireco, Inc.(b)
07/01/2033	7.250%	980,000	1,019,349
07/01/2034	8.750%	255,000	270,782
Omnicom Group, Inc.
06/02/2033	5.000%	4,233,000	4,085,280
Outfront Media Capital LLC/Corp.(b)
06/15/2034	6.000%	745,000	736,283
Sirius XM Radio LLC(b)
04/15/2032	5.875%	725,000	714,980
Snap, Inc.(b)
03/01/2033	6.875%	841,000	824,064
03/15/2034	6.875%	1,105,000	1,074,735
Sopaipilla Investor LLC(b)
11/30/2048	7.534%	18,388,000	18,817,926
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,655,902
06/12/2029	5.400%	597,000	604,016
Versant Media Group, Inc.(b)
01/30/2031	7.250%	995,000	1,031,288
Total			82,582,905
Metals and Mining 0.3%
Anglo American Capital PLC(b)
05/02/2033	5.500%	431,000	431,271
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,283,000	1,210,902
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arsenal AIC Parent LLC(b)
10/01/2031	11.500%	1,730,000	1,835,437
Australian Metcoal Financing Pty Ltd.(b)
10/22/2031	6.250%	680,000	684,864
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	542,000	548,333
02/21/2032	5.125%	800,000	801,986
Capstone Copper Corp.(b)
03/31/2033	6.750%	1,035,000	1,050,989
Champion Iron Canada, Inc.(b)
07/15/2032	7.875%	1,385,000	1,411,868
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	820,000	831,081
05/01/2033	7.375%	520,000	529,842
01/15/2034	7.625%	1,190,000	1,214,182
Commercial Metals Co.(b)
12/15/2035	6.000%	885,000	873,923
Coronado Finance Pty Ltd.(b)
10/01/2029	9.250%	2,380,000	2,029,969
First Quantum Minerals Ltd.(b)
03/01/2033	8.000%	1,525,000	1,591,292
02/15/2034	7.250%	1,875,000	1,921,911
02/15/2036	6.375%	1,905,000	1,857,570
Glencore Funding LLC(b)
04/01/2030	5.186%	2,350,000	2,352,472
04/01/2036	5.508%	2,468,000	2,427,289
Mineral Resources Ltd.(b)
10/01/2028	9.250%	1,392,000	1,430,292
04/01/2031	7.000%	545,000	561,404
05/01/2032	6.000%	365,000	360,188
05/01/2034	6.250%	215,000	210,193
Novelis Corp.(b)
01/30/2030	4.750%	1,745,000	1,685,435
08/15/2033	6.375%	205,000	205,536
Novelis, Inc.(b)
01/30/2030	6.875%	1,425,000	1,464,290
PLS Group Ltd.(b)
05/01/2031	6.875%	200,000	204,059
Rio Tinto Finance USA PLC
03/14/2032	5.000%	777,000	773,927
Steel Dynamics, Inc.
10/15/2027	1.650%	530,000	513,276
WS Escrow LLC(b)
06/01/2033	7.750%	675,000	702,873
Total			31,716,654
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	1,155,000	1,179,635
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbia Pipelines Holding Co. LLC(b)
10/01/2031	5.097%	478,000	472,536
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	9,090,000	9,381,267
Columbia Pipelines Operating Co., LLC(b)
05/15/2036	5.507%	2,850,000	2,802,584
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	606,000	627,483
06/01/2034	6.875%	1,050,000	1,059,255
Enbridge, Inc.(l)
07/15/2080	5.750%	566,000	564,276
01/15/2084	8.500%	3,925,000	4,424,121
Energy Transfer LP
04/01/2030	5.200%	730,000	734,604
01/15/2031	4.550%	1,185,000	1,158,106
01/15/2036	5.350%	1,270,000	1,239,101
09/01/2054	6.050%	277,000	260,435
Energy Transfer Operating LP
05/15/2030	3.750%	677,000	647,146
Energy Transfer Partners LP
03/15/2035	4.900%	65,000	61,730
06/15/2038	5.800%	306,000	304,198
Enterprise Products Operating LLC
05/15/2046	4.900%	1,400,000	1,217,953
Enterprise Products Operating LLC(c)
3-month Term SOFR + 3.248% 08/16/2077	6.988%	230,000	229,850
Esentia Energy Development SAB de CV(b)
07/30/2033	6.125%	950,000	939,750
Ferrellgas LP/Finance Corp.(b)
01/15/2031	9.250%	578,000	611,763
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%	564,189	501,873
Howard Midstream Energy Partners LLC(b)
07/15/2032	7.375%	970,000	1,001,637
ITT Holdings LLC(b)
08/01/2029	6.500%	300,000	299,201
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,000,000	1,045,586
03/01/2043	5.000%	138,000	122,520
Kinder Morgan, Inc.
08/01/2036	5.550%	2,997,000	2,969,904
08/01/2056	6.150%	5,684,000	5,572,853
MPLX LP
01/15/2033	5.000%	646,000	631,871
04/01/2036	5.300%	598,000	578,397
03/01/2047	5.200%	1,500,000	1,305,824
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northriver Midstream Finance LP(b)
07/15/2032	6.750%	885,000	901,979
ONEOK Partners LP
09/15/2043	6.200%	187,000	186,465
ONEOK, Inc.(b)
09/01/2030	6.500%	955,000	994,331
ONEOK, Inc.
09/01/2033	6.050%	1,420,000	1,464,594
11/01/2034	5.050%	2,590,000	2,498,799
09/15/2046	4.250%	320,000	245,779
09/01/2053	6.625%	804,000	824,033
10/15/2055	6.250%	966,000	948,063
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	670,000	683,428
Sabine Pass Liquefaction LLC
03/15/2028	4.200%	73,000	72,514
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,130,370
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
12/15/2035	6.500%	1,065,000	1,031,064
Summit Midstream Holdings LLC(b)
10/31/2029	8.625%	925,000	964,855
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	320,000	283,516
Sunoco LP(b),(k),(l)
	7.875%	1,990,000	2,053,952
Sunoco LP(b)
03/15/2034	5.875%	960,000	946,087
Tallgrass Energy Partners LP/Finance Corp.(b)
01/15/2028	5.500%	142,000	141,990
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	3,969,013
02/15/2035	5.500%	655,000	648,747
07/30/2036	5.400%	1,155,000	1,123,541
07/01/2052	6.250%	134,000	131,523
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	381,000	375,910
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	188,164
TransCanada PipeLines Ltd.(l)
06/01/2065	7.000%	1,149,000	1,174,199
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	302,000	284,925
03/15/2048	4.600%	4,875,000	3,981,820
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%		750,000	718,909
01/15/2030	6.250%		2,400,000	2,450,368
08/15/2031	4.125%		1,000,000	934,534
05/01/2036	6.000%		250,000	248,978
Venture Global LNG, Inc.(b),(k),(l)
	9.000%		4,960,000	5,022,635
Venture Global LNG, Inc.(b)
06/01/2031	8.375%		1,495,000	1,555,039
Venture Global Plaquemines LNG LLC(b)
01/15/2034	6.500%		405,000	418,723
01/15/2036	6.750%		570,000	599,964
Western Gas Partners LP
03/01/2048	5.300%		520,000	442,529
Williams Companies, Inc. (The)
03/15/2029	4.900%		275,000	275,400
03/15/2032	8.750%		3,486,000	4,058,661
Williams Partners LP
03/04/2044	5.400%		67,000	61,352
Total				87,982,212
Natural Gas 0.4%
Atmos Energy Corp.
01/15/2032	4.750%		8,509,000	8,360,707
Boston Gas Co.(b)
08/01/2027	3.150%		1,472,000	1,453,240
01/10/2035	5.843%		580,000	588,218
Brooklyn Union Gas Co. (The)(b)
07/18/2054	6.415%		1,860,000	1,827,375
KeySpan Corp.
11/15/2030	8.000%		670,000	742,002
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		4,625,000	4,742,402
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,745,000	3,239,379
NiSource, Inc.
02/15/2031	1.700%		605,000	523,570
06/30/2033	5.400%		930,000	934,642
04/01/2055	5.850%		983,000	924,737
NiSource, Inc.(l)
04/15/2057	6.250%		5,695,000	5,683,926
Nortegas Energia Grupo SL(b)
01/21/2033	4.125%	EUR	1,100,000	1,247,018
Redexis SA(b)
05/30/2031	4.375%	EUR	1,300,000	1,519,118
Sempra(l)
10/01/2054	6.400%		1,104,000	1,092,908
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sempra Energy(l)
04/01/2052	4.125%		3,214,000	3,188,302
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,696,455
Total				41,763,999
Office REIT 0.1%
Boston Properties LP
10/15/2036	6.050%		3,835,000	3,839,912
Cousins Properties LP
03/01/2033	4.875%		1,590,000	1,522,177
Hudson Pacific Properties LP
11/01/2027	3.950%		3,358,000	3,275,165
02/15/2028	5.950%		43,000	42,717
Piedmont Operating Partnership LP
04/01/2032	2.750%		202,000	172,174
Total				8,852,145
Oil Field Services 0.1%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
03/11/2046	4.737%	EUR	1,405,000	1,584,172
Helmerich & Payne, Inc.
12/01/2034	5.500%		2,262,000	2,193,273
Schlumberger Holdings Corp.(b)
11/15/2029	5.000%		762,000	765,041
06/26/2030	2.650%		401,000	369,949
Solaris Energy Infrastructure LLC(b)
05/15/2031	6.375%		2,730,000	2,710,605
Transocean, Inc.(b)
05/15/2029	8.250%		1,345,000	1,396,655
02/15/2030	8.750%		230,750	239,958
Total				9,259,653
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(b)
01/15/2028	6.050%		1,991,000	2,012,840
01/15/2030	6.250%		1,048,000	1,071,691
Atlas Warehouse Lending Co., LP(b)
11/15/2028	4.625%		1,313,000	1,294,757
11/15/2030	4.950%		2,805,000	2,739,694
Blackstone Property Partners Europe Holdings Sarl(b)
01/29/2031	3.500%	EUR	895,000	1,008,279
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(b)
08/21/2030	4.875%	EUR	300,000	351,896
Greystone Commercial Capital Trust(b),(c),(e),(i)
1-month USD LIBOR + 2.270% 08/31/2028	7.713%		9,190,225	8,179,300
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Howard Hughes Corp. (The)(b)
02/01/2031	4.375%		750,000	707,975
03/01/2032	5.875%		1,045,000	1,026,393
03/01/2034	6.125%		1,045,000	1,025,895
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,253,000	1,202,218
06/15/2030	9.000%		1,649,000	1,524,897
Icahn Enterprises LP/Finance Corp.(b)
11/15/2029	10.000%		340,000	329,104
LSEG US Fin Corp.(b)
03/28/2027	4.875%		950,000	951,400
03/28/2034	5.297%		1,058,000	1,045,532
Mileway EUR Lux Holdco Sarl(b)
07/15/2033	4.375%	EUR	730,000	831,584
Total				25,303,455
Other Industry 0.2%
Arcosa, Inc.(b)
08/15/2032	6.875%		780,000	806,602
BCP V Modular Services Finance II PLC(b)
07/10/2031	6.500%	EUR	785,000	749,541
BCP V Modular Services Finance PLC(b)
11/30/2029	6.750%	EUR	410,000	290,047
Booz Allen Hamilton, Inc.(b)
09/01/2028	3.875%		2,752,000	2,683,810
Booz Allen Hamilton, Inc.
01/30/2030	5.375%		1,785,000	1,781,328
CIMIC Finance Ltd.(b)
04/22/2036	6.000%		1,561,000	1,524,713
Grand Canyon University
10/01/2028	5.125%		530,000	523,292
Jacobs Solutions, Inc.
03/03/2031	4.750%		609,000	594,536
03/03/2036	5.375%		829,000	794,887
Massachusetts Institute of Technology
07/01/2114	4.678%		758,000	593,503
07/01/2116	3.885%		1,850,000	1,204,628
Mitsubishi Corp.(b)
07/02/2029	5.000%		2,655,000	2,665,874
Northwestern University
12/01/2057	3.662%		1,350,000	947,168
President and Fellows of Harvard College
07/15/2046	3.150%		3,031,000	2,126,302
07/15/2056	3.300%		2,230,000	1,453,205
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%		1,620,000	1,261,212
University of Southern California
10/01/2039	3.028%		3,425,000	2,746,911
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(b)
06/15/2029	6.625%		2,075,000	2,109,890
WSP Global, Inc.(b)
09/18/2031	5.039%		1,300,000	1,273,041
Total				26,130,490
Other REIT 0.3%
CubeSmart LP
12/15/2028	2.250%		599,000	565,837
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	980,000	965,270
03/15/2035	3.875%	EUR	370,000	406,565
EPR Properties
11/15/2030	4.750%		3,988,000	3,868,866
Extra Space Storage LP
04/01/2028	5.700%		1,245,000	1,261,472
04/01/2029	3.900%		1,318,000	1,284,032
06/15/2029	4.000%		357,000	347,852
10/15/2030	2.200%		1,893,000	1,689,102
10/15/2031	2.400%		330,000	288,069
01/15/2035	5.350%		476,000	468,874
First Industrial LP
01/15/2031	5.250%		1,287,000	1,285,220
Host Hotels & Resorts LP
12/15/2028	4.250%		1,145,000	1,127,870
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%		907,000	883,186
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,323,991
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%		875,000	858,173
02/01/2030	7.000%		990,000	1,012,978
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	670,000	800,929
Prologis Targeted US Logistics Fund LP(b)
04/01/2029	5.250%		1,437,000	1,446,958
03/15/2033	4.625%		5,635,000	5,378,716
04/01/2034	5.500%		301,000	299,406
Rexford Industrial Realty LP
09/01/2031	2.150%		1,732,000	1,493,044
Starwood Property Trust, Inc.(b)
10/15/2028	5.250%		835,000	828,978
07/01/2030	6.500%		770,000	783,442
10/15/2030	6.500%		1,000,000	1,017,225
WP Carey, Inc.
07/23/2032	4.250%	EUR	500,000	579,675
04/01/2033	2.250%		4,080,000	3,358,791
05/10/2035	3.750%	EUR	1,695,000	1,852,264
Total				37,476,785
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Utility 0.1%
DWR Cymru Financing UK PLC(b)
09/08/2037	6.250%	GBP	740,000	975,488
Subordinated
03/31/2034	2.375%	GBP	2,110,000	2,157,111
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,728,806
04/15/2030	2.704%		905,000	834,791
01/15/2034	5.375%		344,000	342,686
Severn Trent Utilities Finance PLC(b)
08/04/2037	3.875%	EUR	1,015,000	1,110,188
South West Water Finance PLC(b)
08/05/2041	6.375%	GBP	1,145,000	1,485,716
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	625,000	702,595
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	2,675,000	3,621,696
04/18/2041	2.750%	GBP	850,000	715,769
Total				14,674,846
Packaging 0.1%
Amcor Group Finance PLC
05/23/2029	5.450%		4,571,000	4,632,494
Ball Corp.
08/15/2030	2.875%		1,000,000	910,669
Berry Global, Inc.
01/15/2027	1.650%		980,000	969,145
04/15/2028	5.500%		6,438,000	6,510,510
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%		1,750,000	1,728,559
04/15/2032	6.750%		855,000	834,999
Owens-Brockway Glass Container, Inc.(b)
05/15/2031	7.250%		785,000	728,002
Sonoco Products Co.
09/01/2029	4.600%		613,000	605,560
Total				16,919,938
Paper 0.1%
Cascades, Inc./USA(b)
01/15/2028	5.375%		1,020,000	1,019,045
Georgia-Pacific LLC(b)
05/15/2033	4.900%		4,172,000	4,082,154
Inversiones CMPC SA(b)
02/26/2034	6.125%		800,000	781,075
Smurfit Kappa Treasury ULC
04/03/2034	5.438%		737,000	735,148
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WRKCo, Inc.
06/01/2032	4.200%		1,206,000	1,144,024
Total				7,761,446
Pharmaceuticals 0.4%
1261229 BC Ltd.(b)
04/15/2032	10.000%		1,656,000	1,720,171
AbbVie, Inc.
03/15/2035	4.550%		3,344,000	3,161,505
11/21/2039	4.050%		475,000	405,003
10/01/2042	4.625%		1,000,000	874,509
05/14/2045	4.700%		680,000	584,911
03/15/2055	5.600%		933,000	879,049
03/15/2066	5.650%		1,659,000	1,545,872
Amgen, Inc.
02/22/2052	4.200%		345,000	258,566
Bausch Health Companies, Inc.(b)
01/15/2028	7.000%		415,000	388,251
01/30/2028	5.000%		1,100,000	1,015,973
06/01/2028	4.875%		141,000	135,012
02/15/2029	5.000%		100,000	79,138
02/15/2029	6.250%		200,000	165,339
01/30/2030	5.250%		200,000	142,419
02/15/2031	5.250%		1,200,000	768,067
Bayer US Finance II LLC(b)
12/15/2028	4.375%		5,945,000	5,865,194
06/25/2038	4.625%		1,000,000	880,378
Bayer US Finance LLC(b)
07/20/2056	6.375%		3,075,000	2,979,181
Bristol-Myers Squibb Co.
05/15/2044	4.625%		555,000	474,720
CSL Finance PLC(b)
04/27/2029	4.050%		578,000	566,218
GENMAB A/S/FINANCE LLC(b)
12/15/2033	7.250%		1,000,000	1,041,849
Kevlar SpA(b)
09/01/2029	6.500%		943,000	941,047
LSF12 Pillar Investments US, Inc.(b)
05/15/2033	5.750%	EUR	1,010,000	1,165,936
Merck & Co., Inc.
12/04/2032	4.450%		1,364,000	1,321,826
Mylan, Inc.
04/15/2048	5.200%		2,550,000	2,063,025
Novartis Capital Corp.
03/18/2033	4.600%		1,529,000	1,489,916
03/18/2046	5.600%		1,161,000	1,127,403
03/18/2056	5.700%		1,329,000	1,289,829
Organon Finance 1 LLC(b)
04/30/2031	5.125%		1,300,000	1,299,246
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%	473,000	469,347
Royalty Pharma PLC
09/02/2027	1.750%	365,000	355,409
09/02/2030	2.200%	2,235,000	2,004,630
Viatris, Inc.
06/22/2030	2.700%	522,000	474,250
06/22/2040	3.850%	3,780,000	2,896,068
06/22/2050	4.000%	2,020,000	1,354,445
Total			42,183,702
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	716,000	654,006
11/06/2030	7.500%	860,000	791,432
Alliant Holdings Intermediate LLC/Co-Issuer(b)
01/15/2031	7.000%	123,000	124,907
10/01/2031	6.500%	835,000	839,015
10/01/2032	7.375%	339,000	343,338
American International Group, Inc.
06/30/2030	3.400%	622,000	584,884
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,957,069
Aon North America, Inc.
03/01/2029	5.150%	861,000	866,875
Arthur J Gallagher & Co.
02/15/2055	5.550%	185,000	167,342
Assurant, Inc.
02/15/2036	5.550%	2,100,000	2,053,075
Asurion LLC and Asurion Co-Issuer, Inc.(b)
12/31/2032	8.000%	1,865,000	1,855,522
02/01/2034	8.375%	1,245,000	1,122,261
Brown & Brown, Inc.
06/23/2030	4.900%	904,000	893,819
Chubb INA Holdings LLC
08/15/2035	4.900%	857,000	824,909
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,791,646
Enact Holdings, Inc.
05/28/2029	6.250%	3,720,000	3,809,101
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,821,929
Fairfax Financial Holdings Ltd.(b)
06/08/2056	6.200%	8,688,000	8,254,283
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%	800,000	822,714
07/15/2048	7.200%	1,290,000	1,271,001
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Farmers Exchange Capital II(b),(l)
Subordinated
11/01/2053	6.151%		2,700,000	2,651,732
Farmers Insurance Exchange(b),(l)
Subordinated
10/15/2064	7.000%		405,000	408,147
Hartford Financial Services Group Inc. (The)(b),(c)
3-month Term SOFR + 2.387% 02/12/2047	6.127%		1,181,000	1,180,775
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%		2,080,000	1,484,230
Markel Corp.
05/20/2049	5.000%		5,095,000	4,307,866
Marsh & McLennan Cos., Inc.
03/15/2036	4.950%		2,180,000	2,087,775
Old Republic International Corp.
06/01/2036	5.700%		5,184,000	5,080,703
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%		865,000	865,701
RLI Corp.
06/01/2036	5.375%		911,000	869,333
SiriusPoint Ltd.
04/05/2029	7.000%		2,776,000	2,868,828
Sompo Holdings, Inc.(b),(l)
04/22/2037	5.411%		2,301,000	2,197,715
WR Berkley Corp.
05/12/2050	4.000%		1,480,000	1,081,004
Total				63,932,937
Railroads 0.1%
Canadian National Railway Co.
03/12/2031	4.200%		1,587,000	1,538,129
Canadian Pacific Railway Co.
11/15/2029	2.875%		376,000	354,086
05/01/2050	3.500%		3,280,000	2,237,730
Norfolk Southern Corp.
08/01/2030	5.050%		66,000	66,398
03/15/2064	5.950%		43,000	41,800
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	2,980,000	1,981,787
Pacific National Finance Pty Ltd.(b)
09/08/2031	3.800%	AUD	760,000	481,505
Total				6,701,435
Refining 0.0%
Phillips 66 Co.
02/15/2045	4.680%		300,000	251,435
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Valero Energy Corp.
03/10/2036	5.150%		2,589,000	2,503,019
Total				2,754,454
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(b)
10/15/2030	4.000%		775,000	731,361
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		525,000	521,113
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%		675,000	658,163
Papa John’s International, Inc.(b)
09/15/2029	3.875%		775,000	719,451
Total				2,630,088
Retail REIT 0.1%
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,646,722
NNN REIT, Inc.
02/15/2031	4.600%		831,000	814,955
Realty Income Corp.
07/06/2030	4.875%	EUR	1,200,000	1,443,173
Total				5,904,850
Retailers 0.7%
Advance Auto Parts, Inc.(b)
08/01/2033	7.375%		1,060,000	1,086,743
Alimentation Couche-Tard, Inc.(b)
09/29/2028	4.148%		6,235,000	6,154,884
Amazon.com, Inc.
03/13/2031	4.250%		1,319,000	1,279,543
03/13/2033	4.550%		1,949,000	1,877,347
03/20/2033	4.350%		736,000	700,940
07/09/2033	5.100%		5,579,000	5,518,278
03/16/2045	4.450%	EUR	1,310,000	1,442,719
03/13/2046	5.650%		680,000	637,655
07/09/2046	6.000%		3,540,000	3,440,071
03/13/2056	5.800%		11,796,000	10,881,392
07/09/2056	6.100%		5,548,000	5,350,690
03/16/2064	4.850%	EUR	5,060,000	5,487,360
11/20/2065	5.550%		1,809,000	1,568,158
07/09/2066	6.250%		6,165,000	5,935,983
03/13/2076	6.050%		1,210,000	1,115,952
AutoNation, Inc.
01/15/2029	4.450%		2,646,000	2,609,897
06/01/2030	4.750%		5,390,000	5,291,095
AutoZone, Inc.
11/01/2028	6.250%		376,000	386,789
01/15/2031	1.650%		1,175,000	1,016,745
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Co.(b),(n)
06/01/2031	9.000%	2,002,502	2,209,824
Gap Inc. (The)(b)
10/01/2029	3.625%	1,550,000	1,465,614
Genuine Parts Co.
08/15/2029	4.950%	3,940,000	3,917,642
L Brands, Inc.
07/01/2036	6.750%	1,380,000	1,374,708
Lithia Motors, Inc.(b)
06/01/2029	3.875%	2,000,000	1,919,899
Lowe’s Companies, Inc.
04/01/2062	4.450%	43,000	31,557
04/01/2063	5.850%	66,000	61,392
Lowe’s Cos, Inc.
10/15/2032	4.500%	1,290,000	1,240,812
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,415,000	1,257,513
Michaels Cos., Inc. (The)(b)
03/15/2033	8.500%	829,000	821,019
03/15/2034	11.000%	220,000	213,460
PVH Corp.
06/13/2030	5.500%	4,028,000	4,034,339
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	1,020,000	1,044,154
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,393,127
Victoria’s Secret & Co.(b)
07/15/2029	4.625%	755,000	734,414
Wand NewCo 3, Inc.(b)
01/30/2032	7.625%	655,000	666,045
Total			86,167,760
Supermarkets 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/31/2034	5.750%	1,050,000	987,349
Kroger Co. (The)
09/15/2054	5.500%	728,000	653,338
09/15/2064	5.650%	956,000	855,593
Total			2,496,280
Supranational 0.0%
Corp Andina de Fomento
01/24/2029	5.000%	95,000	95,899
Inter-American Development Bank
07/15/2027	6.750%	4,000,000	4,074,274
Total			4,170,173
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 2.7%
Accenture Capital, Inc.
10/04/2031	4.250%		1,347,000	1,295,989
07/10/2036	5.600%		2,917,000	2,886,617
Advanced Micro Devices, Inc.
08/17/2031	5.000%		8,495,000	8,422,875
08/17/2036	5.500%		3,194,000	3,136,061
Alphabet, Inc.
08/15/2031	4.875%		4,540,000	4,507,650
02/15/2033	4.400%		749,000	717,064
11/15/2035	4.700%		920,000	871,745
08/15/2036	5.450%		2,355,000	2,337,296
11/06/2038	3.500%	EUR	130,000	138,489
05/11/2045	4.500%	EUR	1,555,000	1,721,790
08/15/2046	6.250%		1,825,000	1,833,426
02/15/2056	5.650%		4,260,000	3,894,409
08/15/2056	6.375%		7,745,000	7,795,580
02/15/2066	5.750%		1,161,000	1,041,539
08/15/2066	6.500%		1,825,000	1,824,905
11/15/2075	5.700%		837,000	734,899
Amentum Escrow Corp.(b)
08/01/2032	7.250%		790,000	815,075
APLD ComputeCo 3 LLC(b)
06/15/2031	7.000%		420,000	404,507
Arrow Electronics, Inc.
08/21/2029	5.150%		5,348,000	5,356,748
Atlassian Corp.
05/15/2034	5.500%		1,715,000	1,685,910
Automatic Data Processing, Inc.
05/08/2032	4.750%		923,000	910,942
05/07/2036	5.000%		1,938,000	1,879,117
Avnet, Inc.
09/01/2031	5.650%		1,155,000	1,151,037
Beacon Point DC LLC(b)
11/30/2042	6.129%		6,732,000	6,381,690
Black Pearl Compute LLC(b)
02/15/2031	6.125%		3,320,000	3,324,051
Broadcom, Inc.
04/15/2030	5.050%		734,000	731,230
02/15/2031	2.450%		1,199,000	1,064,774
11/15/2031	5.150%		510,000	505,361
04/15/2032	5.200%		276,000	273,287
07/15/2032	4.900%		10,034,000	9,731,897
04/15/2034	3.469%		1,860,000	1,596,216
10/15/2034	4.800%		962,000	899,698
11/15/2035	3.137%		2,701,000	2,173,918
11/15/2036	3.187%		1,692,000	1,334,703
CACI International, Inc.(b)
06/15/2033	6.375%		725,000	734,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cadence Design Systems, Inc.
09/10/2029	4.300%		939,000	924,559
CDW LLC/Finance Corp.
03/01/2030	5.100%		604,000	597,006
Cerved Group SpA(b)
02/15/2029	6.000%	EUR	750,000	596,748
Cerved Group SpA(b),(c)
3-month EURIBOR + 5.250% Floor 5.250% 02/15/2029	7.651%	EUR	450,000	360,096
CGI, Inc.
03/14/2030	4.950%		5,271,000	5,217,526
Cloud Software Group, Inc.(b)
06/30/2032	8.250%		2,608,000	2,556,610
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%		1,475,000	1,336,667
Constellation Software, Inc.(b)
02/16/2029	5.158%		821,000	819,964
CoreLogic, Inc.(b)
02/01/2032	12.000%		900,000	860,370
CoreWeave, Inc.(b)
06/01/2030	9.250%		1,925,000	1,788,106
02/01/2031	9.000%		1,950,000	1,749,636
10/01/2031	9.750%		325,000	290,501
07/15/2032	9.625%		435,000	384,672
DXC Technology Co.
09/15/2028	2.375%		4,090,000	3,868,743
Equifax, Inc.
06/01/2028	5.100%		5,695,000	5,718,826
05/15/2030	3.100%		1,495,000	1,393,219
08/15/2033	5.650%		1,215,000	1,217,016
Equinix, Inc.
08/15/2036	5.800%		5,980,000	5,903,029
Experian Finance US, Inc.(b)
08/24/2036	5.350%		2,426,000	2,358,701
Fidelity National Information Services, Inc.
03/10/2029	4.550%		4,405,000	4,355,333
Fiserv, Inc.
08/21/2033	5.625%		1,685,000	1,668,792
03/15/2034	5.450%		2,145,000	2,085,560
08/12/2034	5.150%		376,000	357,456
08/11/2035	5.250%		4,505,000	4,292,304
Flex Ltd.
01/15/2028	6.000%		2,560,000	2,590,834
01/15/2032	5.250%		1,005,000	984,029
Fortress Intermediate 3, Inc.(b)
06/01/2031	7.500%		635,000	649,350
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(b)
01/25/2030	5.900%	533,000	544,759
01/25/2031	5.500%	685,000	691,037
01/25/2034	5.875%	418,000	414,422
01/25/2037	6.200%	1,663,000	1,705,703
Gartner, Inc.
11/20/2035	5.600%	6,543,000	6,179,356
Global Payments, Inc.
11/15/2028	4.500%	4,805,000	4,739,027
11/15/2030	4.875%	3,761,000	3,660,125
Hewlett Packard Enterprise Co.
04/01/2033	5.250%	870,000	860,840
HP, Inc.
06/17/2031	2.650%	401,000	355,556
Hut 8 DC LLC(b)
11/15/2042	6.192%	770,000	747,814
Imola Merger Corp.(b)
05/15/2029	4.750%	980,000	959,211
Intel Corp.
11/15/2029	2.450%	1,084,000	1,002,446
08/12/2041	2.800%	437,000	293,372
02/10/2053	5.700%	561,000	500,239
02/21/2054	5.600%	69,000	60,625
08/12/2061	3.200%	179,000	97,149
International Business Machines Corp.
02/10/2030	4.800%	1,714,000	1,707,442
02/10/2032	5.000%	1,444,000	1,430,672
02/10/2035	5.200%	838,000	819,056
02/03/2036	4.950%	2,005,000	1,894,344
07/27/2052	4.900%	925,000	738,160
02/03/2056	5.800%	2,765,000	2,489,896
Intuit, Inc.
06/15/2036	5.500%	6,340,000	6,174,134
09/15/2053	5.500%	3,549,000	3,064,047
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	250,000	197,451
Iron Mountain, Inc.(b)
01/15/2033	6.250%	710,000	715,430
Jabil, Inc.
02/01/2029	4.200%	2,082,000	2,041,812
Kyndryl Holdings, Inc.
10/15/2028	2.700%	2,268,000	2,137,247
Leidos, Inc.
02/15/2031	2.300%	845,000	745,962
Marvell Technology, Inc.
02/15/2029	5.750%	510,000	519,432
Mastercard, Inc.
06/08/2031	4.600%	6,161,000	6,081,036
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meridian Arc Holdco LLC(b)
04/30/2031	6.250%	4,255,000	4,044,686
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,030,986
Micron Technology, Inc.
11/01/2041	3.366%	1,092,000	817,567
Motorola Solutions, Inc.
04/15/2029	5.000%	595,000	597,465
08/15/2035	5.550%	764,000	760,810
MSCI, Inc.(b)
09/01/2030	3.625%	1,081,000	1,012,504
MSCI, Inc.
03/15/2036	5.150%	963,000	913,602
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	1,994,000	2,110,247
NetApp, Inc.
03/17/2032	5.500%	555,000	557,879
NVIDIA Corp.
06/15/2033	4.750%	1,263,000	1,223,880
06/15/2036	4.950%	835,000	794,586
06/15/2046	5.550%	952,000	876,287
06/15/2056	5.625%	11,631,000	10,457,858
NXP BV/Funding LLC/USA, Inc.
08/19/2028	4.300%	2,800,000	2,771,389
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	254,000	249,805
Open Text Corp.(b)
12/01/2027	6.900%	650,000	661,965
Open Text Holdings, Inc.(b)
12/01/2031	4.125%	1,390,000	1,242,616
Oracle Corp.
11/15/2027	3.250%	1,707,000	1,673,123
03/25/2028	2.300%	640,000	612,478
04/01/2030	2.950%	574,000	519,954
02/04/2031	4.950%	1,107,000	1,060,099
09/26/2032	4.800%	9,000,000	8,322,236
05/04/2033	5.350%	2,121,000	1,997,345
09/26/2035	5.200%	738,000	661,678
02/04/2036	5.700%	3,754,000	3,471,026
11/15/2037	3.800%	3,922,000	2,981,554
09/26/2045	5.875%	1,762,500	1,455,792
02/04/2046	6.550%	663,000	591,193
07/15/2046	4.000%	985,000	630,506
04/01/2050	3.600%	1,385,000	801,548
09/27/2054	5.375%	1,510,000	1,104,375
05/15/2055	4.375%	11,000	6,925
08/03/2055	6.000%	1,178,000	947,487
09/26/2055	5.950%	10,063,000	7,994,462
02/04/2056	6.700%	6,469,000	5,697,459
04/01/2060	3.850%	142,000	79,693
09/27/2064	5.500%	629,000	452,615
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/03/2065	6.125%		483,000	381,934
09/26/2065	6.100%		1,079,000	849,701
02/04/2066	6.850%		663,000	581,463
Panasonic Holdings Corp.(b)
07/08/2036	5.362%		2,210,000	2,165,311
Paychex, Inc.
04/15/2032	5.350%		1,600,000	1,599,549
PR RNO Property Owner 1 LLC(b)
05/01/2031	6.500%		3,415,000	3,163,856
QTS Central Issuer LLC/TRS(b)
09/01/2031	6.625%		2,010,000	1,981,140
QUALCOMM, Inc.
05/20/2032	4.750%		617,000	608,368
RD Michigan Property Owner I LLC(b)
03/30/2045	7.500%		9,690,000	9,220,035
Roper Technologies, Inc.
09/15/2028	4.250%		1,460,000	1,443,862
S&P Global, Inc.
08/15/2030	1.250%		277,000	240,676
Salesforce, Inc.
09/15/2031	4.900%		1,098,000	1,084,009
03/15/2033	5.200%		1,319,000	1,303,792
03/15/2036	5.550%		5,933,000	5,826,756
03/15/2046	6.400%		1,161,000	1,143,539
03/15/2056	6.550%		1,628,000	1,586,620
ServiceNow, Inc.
05/15/2033	5.050%		1,160,000	1,139,669
05/15/2036	5.400%		1,159,000	1,137,129
05/15/2056	6.300%		1,493,000	1,478,892
Skyworks Solutions, Inc.
01/10/2032	5.750%		1,208,000	1,199,079
Stingray Compute LLC(b)
06/15/2031	6.000%		319,000	310,496
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%		5,715,000	5,244,189
Synopsys, Inc.
04/01/2032	5.000%		572,000	564,890
TD SYNNEX Corp.
01/17/2029	4.300%		2,850,000	2,800,145
TeamSystem SpA(b)
07/01/2031	5.000%	EUR	310,000	348,761
07/01/2032	6.500%	EUR	335,000	389,240
Teledyne FLIR LLC
08/01/2030	2.500%		1,495,000	1,355,930
Western Union Co. (The)
06/15/2029	4.750%		2,676,000	2,636,881
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WULF Compute LLC(b)
10/15/2030	7.750%		3,175,000	3,300,573
Total				320,880,774
Tobacco 0.3%
Altria Group, Inc.
11/01/2028	6.200%		791,000	813,370
05/06/2030	3.400%		1,280,000	1,212,161
BAT Capital Corp.
08/15/2027	3.557%		218,000	216,217
03/25/2028	2.259%		1,930,000	1,858,811
02/20/2031	5.834%		274,000	281,492
03/25/2031	2.726%		15,000	13,558
08/05/2036	5.550%		5,835,000	5,776,923
08/15/2037	4.390%		1,044,000	927,778
08/02/2043	7.079%		225,000	242,478
BAT International Finance PLC
03/16/2028	4.448%		8,000,000	7,969,498
02/02/2029	5.931%		2,973,000	3,047,397
Imperial Brands Finance PLC(b)
06/30/2028	4.500%		4,630,000	4,603,700
02/01/2030	5.500%		1,272,000	1,286,866
Japan Tobacco, Inc.(b)
06/15/2030	5.250%		617,000	621,770
Philip Morris International, Inc.
02/13/2029	4.875%		948,000	951,812
09/07/2030	5.500%		2,295,000	2,338,744
11/01/2031	4.750%		1,361,000	1,343,555
Reynolds American, Inc.
08/15/2035	5.700%		6,525,000	6,580,813
09/15/2043	6.150%		130,000	128,354
08/15/2045	5.850%		366,000	347,034
Total				40,562,331
Transportation Services 0.4%
Aurizon Network Pty Ltd.(b)
09/02/2030	2.900%	AUD	2,590,000	1,655,091
09/12/2031	6.100%	AUD	470,000	336,711
Carrix, Inc.(b)
08/01/2033	6.125%		1,625,000	1,624,195
Dalrymple Bay Finance Pty Ltd.
03/24/2031	6.234%	AUD	920,000	664,742
DCLI BidCo LLC(b)
11/15/2029	7.750%		2,825,000	2,921,373
Element Fleet Management Corp.(b)
03/13/2027	5.643%		1,622,000	1,628,427
05/29/2029	4.800%		1,525,000	1,514,672
11/24/2030	4.641%		4,847,000	4,742,399
ERAC USA Finance LLC(b)
04/30/2036	5.250%		2,542,000	2,484,345
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		256,724	217,550
FedEx Freight Holding Co., Inc.(b)
03/15/2031	4.650%		3,910,000	3,801,142
GN Bondco LLC(b)
10/15/2031	9.500%		8,064,000	8,195,988
GXO Logistics, Inc.
05/06/2029	6.250%		325,000	333,769
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,325,000	2,426,184
01/16/2036	3.875%	EUR	920,000	1,012,767
Penske Truck Leasing Co. LP(b)
07/01/2029	5.250%		1,237,000	1,242,923
Penske Truck Leasing Co. LP/Finance Corp.(b)
03/30/2029	5.350%		2,336,000	2,352,966
Penske Truck Leasing Co. LP/PTL Finance Corp.(b)
02/01/2030	5.250%		1,159,000	1,160,927
Ryder System, Inc.
06/01/2028	5.250%		603,000	607,822
03/15/2029	5.375%		108,000	109,362
06/01/2029	5.500%		792,000	804,409
09/01/2029	4.950%		560,000	561,086
03/15/2030	5.000%		1,043,000	1,043,505
Star Leasing Co LLC(b)
02/15/2030	7.625%		4,340,000	4,298,853
WestConnex Finance Co. Pty Ltd.
04/30/2032	5.944%	AUD	2,200,000	1,572,158
XPO, Inc.(b)
06/01/2028	6.250%		375,000	378,362
Total				47,691,728
Wireless 0.5%
American Tower Corp.
03/15/2027	3.650%		485,000	482,966
08/15/2029	3.800%		2,820,000	2,736,330
04/15/2031	2.700%		555,000	499,408
09/15/2031	2.300%		477,000	416,285
Crown Castle Inc
03/01/2034	5.800%		341,000	343,298
Crown Castle International Corp.
03/15/2027	2.900%		485,000	480,609
07/01/2030	3.300%		1,495,000	1,394,132
04/01/2031	2.100%		409,000	356,014
07/15/2031	2.500%		4,236,000	3,724,477
Crown Castle, Inc.
09/01/2028	4.800%		1,139,000	1,137,877
06/01/2029	5.600%		4,315,000	4,379,786
09/01/2029	4.900%		971,000	967,549
05/01/2033	5.100%		192,000	186,666
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Digicel Group Holdings Ltd.(b),(e),(i),(o)
12/31/2030	0.000%		48,648	905
12/31/2030	0.000%		17,651	2
Digicel International Finance Ltd./DIFL US LLC(b)
08/01/2032	8.625%		3,430,000	3,565,659
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,555,000	1,641,519
Sitios Latinoamerica SAB de CV(b)
11/25/2029	6.000%		2,570,000	2,603,549
SoftBank Corp.(b)
07/09/2030	4.699%		3,573,000	3,498,314
Sprint Capital Corp.
11/15/2028	6.875%		2,010,000	2,094,765
03/15/2032	8.750%		1,288,000	1,493,231
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		2,896,250	2,896,597
T-Mobile US, Inc.
04/15/2027	3.750%		3,514,000	3,498,724
02/15/2028	2.050%		552,000	532,040
02/15/2029	2.625%		373,000	353,922
04/15/2029	3.375%		3,607,000	3,476,742
04/15/2030	3.875%		5,481,000	5,269,691
07/15/2033	5.050%		2,696,000	2,639,747
04/15/2040	4.375%		775,000	654,766
02/15/2041	3.000%		3,941,000	2,786,052
T-Mobile USA, Inc.
02/15/2056	5.850%		832,000	759,637
Vmed O2 UK Financing I PLC(b)
04/15/2032	7.750%		1,743,000	1,507,798
01/15/2033	6.750%		1,200,000	1,004,905
Vodafone Group PLC
06/18/2036	5.350%		1,793,000	1,738,953
06/18/2056	6.100%		2,494,000	2,366,366
Total				61,489,281
Wirelines 0.5%
AT&T, Inc.
02/01/2032	2.250%		7,580,000	6,524,727
11/01/2032	4.550%		645,000	619,444
08/15/2037	4.900%		275,000	254,218
09/15/2055	3.550%		3,950,000	2,391,686
08/15/2056	6.050%		826,000	758,626
10/30/2056	6.200%		4,480,000	4,204,035
12/01/2057	3.800%		303,000	190,323
09/15/2059	3.650%		840,000	506,215
10/30/2066	6.300%		1,661,000	1,550,877
Connect Holding II LLC(b)
04/03/2031	10.500%		8,225,000	7,358,856
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(b)
06/30/2033	6.875%		1,620,000	1,646,159
03/31/2034	7.000%		2,470,000	2,526,568
01/15/2036	8.500%		1,260,000	1,316,627
02/15/2037	7.500%		295,000	292,525
Lumen Technologies, Inc.(b)
06/15/2029	5.375%		1,425,000	1,366,393
NTT Finance Corp.(b)
03/31/2028	4.741%		2,736,000	2,731,548
Total Play Telecomunicaciones SA de CV(b)
12/31/2032	11.125%		1,841,500	1,832,833
Verizon Communications, Inc.
01/20/2031	1.750%		259,000	226,102
03/21/2031	2.550%		258,000	232,150
03/15/2032	2.355%		522,000	451,495
02/15/2035	4.780%		1,530,000	1,444,532
07/02/2037	5.401%		504,000	487,191
11/30/2055	5.875%		1,774,000	1,635,167
11/30/2065	6.000%		1,364,000	1,252,529
Verizon Communications, Inc.(l)
02/15/2057	6.750%		9,440,000	9,419,003
02/15/2059	6.600%		1,365,000	1,365,599
Zayo Group Holdings, Inc.(b),(n)
03/09/2030	9.250%		100,589	100,599
09/09/2030	7.125%		825,000	819,909
Total				53,505,936
Total Corporate Bonds & Notes (Cost $3,361,091,571)				3,264,599,834

Foreign Government Obligations(a),(p) 3.2%

Argentina 0.1%
Argentine Republic Government International Bond
07/09/2029	1.000%		6,237,649	5,571,371
Argentine Republic Government International Bond(l)
07/09/2030	1.000%		6,181,711	5,348,723
07/09/2035	2.750%		972,868	735,351
01/09/2038	4.000%		2,763,000	2,191,853
07/09/2041	3.625%		2,299,284	1,620,116
Total				15,467,414
Australia 0.2%
NBN Co., Ltd.(b)
01/08/2027	1.625%		1,030,000	1,019,897
01/08/2032	2.500%		424,000	373,411
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	9,225,000	6,103,434
02/24/2038	5.250%	AUD	4,925,000	3,356,097
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	9,225,000	6,193,425
08/13/2038	5.250%	AUD	3,905,000	2,641,591
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	4,605,000	2,257,784
Total				21,945,639
Bermuda 0.0%
Bermuda Government International Bond(b)
08/20/2030	2.375%		1,105,000	992,455
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		400,000	399,039
Brazilian Government International Bond
10/20/2033	6.000%		350,000	348,539
03/15/2034	6.125%		2,675,000	2,655,878
03/15/2035	6.625%		3,728,000	3,768,340
05/13/2054	7.125%		1,175,000	1,130,491
Total				8,302,287
Canada 0.1%
Antares Holdings LP(b)
07/15/2027	3.750%		2,130,000	2,098,165
10/23/2029	6.350%		2,000,000	2,009,404
06/10/2031	6.625%		762,000	764,683
NOVA Chemicals Corp.(b)
12/01/2031	7.000%		770,000	805,436
Province of British Columbia
09/01/2036	7.250%		2,000,000	2,317,576
Total				7,995,264
Chile 0.1%
Corp Nacional del Cobre de Chile(b)
01/13/2035	6.330%		3,350,000	3,467,531
01/13/2055	6.780%		1,486,000	1,533,955
Corp. Nacional del Cobre de Chile(b)
01/08/2034	5.950%		1,925,000	1,954,584
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%		850,000	829,767
01/26/2036	6.440%		2,150,000	2,240,583
Total				10,026,420
Colombia 0.1%
Ecopetrol SA
01/19/2029	8.625%		4,080,000	4,326,571
01/19/2036	8.375%		3,270,000	3,458,928
Total				7,785,499
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(b)
01/25/2027	5.950%		2,600,000	2,610,444
07/19/2028	6.000%		1,400,000	1,416,034
02/22/2029	5.500%		4,515,000	4,516,047
Total				8,542,525
Ecuador 0.0%
Ecuador Government International Bond(b)
01/29/2034	8.750%		5,350,000	5,340,947
France 0.1%
Electricite de France SA(b),(k),(l)
	7.375%	GBP	400,000	560,457
	9.125%		995,000	1,143,529
Electricite de France SA(b)
08/28/2035	5.636%	AUD	1,090,000	745,979
06/17/2044	4.750%	EUR	2,000,000	2,228,417
12/09/2049	2.000%	EUR	1,800,000	1,192,787
Total				5,871,169
Germany 0.0%
EMD Finance LLC(b)
10/15/2032	4.625%		910,000	880,561
EnBW International Finance BV(b)
10/30/2034	6.048%	AUD	1,980,000	1,399,912
02/26/2036	5.792%	AUD	2,050,000	1,403,849
Total				3,684,322
Guatemala 0.0%
Guatemala Government Bond(b)
10/07/2033	3.700%		794,000	698,335
08/15/2036	6.250%		2,504,000	2,562,144
Total				3,260,479
Hungary 0.0%
Hungary Government International Bond(b)
09/22/2031	2.125%		977,000	841,821
MVM Energetika Zrt(b)
03/13/2031	6.500%		423,000	439,026
Total				1,280,847
India 0.0%
Export-Import Bank of India(b)
02/01/2028	3.875%		1,025,000	1,009,691
01/13/2031	2.250%		1,030,000	910,639
Indian Railway Finance Corp., Ltd.(b)
01/21/2032	3.570%		1,110,000	1,018,563
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Power Finance Corp., Ltd.(b)
12/06/2028	6.150%	546,000	556,927
Total			3,495,820
Indonesia 0.0%
Freeport Indonesia PT(b)
04/14/2032	5.315%	545,000	537,188
Indonesia Government International Bond(b)
01/17/2038	7.750%	1,000,000	1,153,207
Total			1,690,395
Israel 0.0%
Israel Electric Corp., Ltd.(b)
08/14/2028	4.250%	2,200,000	2,160,256
Israel Government International Bond
02/19/2030	5.375%	590,000	595,268
Total			2,755,524
Italy 0.0%
Cassa Depositi e Prestiti SpA(b)
04/30/2029	5.875%	600,000	614,995
Republic of Italy Government International Bond
05/06/2051	3.875%	1,200,000	848,127
Total			1,463,122
Ivory Coast 0.0%
Ivory Coast Government International Bond(b)
02/25/2041	6.750%	2,640,000	2,511,395
Kazakhstan 0.0%
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%	300,000	299,428
04/24/2030	5.375%	962,000	966,920
04/14/2033	3.500%	703,000	629,456
Total			1,895,804
Kuwait 0.0%
Kuwait International Government Bond(b)
07/29/2036	5.509%	4,473,000	4,479,022
Mexico 0.4%
Comision Federal de Electricidad(b)
05/15/2029	4.688%	2,797,000	2,748,408
01/24/2035	6.450%	1,975,000	1,951,261
Eagle Funding Luxco Sarl(b)
08/17/2030	5.500%	2,825,000	2,820,583
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico City Airport Trust(b)
10/31/2026	4.250%		1,435,000	1,433,108
04/30/2028	3.875%		420,000	411,672
10/31/2046	5.500%		2,303,000	1,968,435
07/31/2047	5.500%		5,582,000	4,769,768
Mexico Government International Bond
04/27/2032	4.750%		250,000	237,967
07/02/2032	5.850%		1,201,000	1,206,339
05/19/2033	4.875%		987,000	927,658
02/09/2035	6.350%		470,000	474,705
09/22/2035	5.625%		2,309,000	2,212,227
05/13/2037	6.875%		2,117,000	2,181,169
01/29/2038	6.625%		978,000	981,763
05/13/2055	7.375%		734,000	749,520
Pemex Project Funding Master Trust
06/15/2038	6.625%		229,000	211,216
Petroleos Mexicanos
01/23/2029	6.500%		625,000	639,537
06/02/2029	8.750%		2,610,000	2,794,859
01/23/2030	6.840%		4,540,000	4,670,759
01/28/2031	5.950%		3,025,000	2,988,307
02/16/2032	6.700%		6,671,000	6,709,102
02/07/2033	10.000%		1,290,000	1,505,875
09/21/2047	6.750%		4,988,000	4,186,265
01/28/2060	6.950%		900,000	741,095
Total				49,521,598
Morocco 0.0%
OCP SA(b),(k),(l)
	6.741%		925,000	918,197
OCP SA(b)
06/23/2031	3.750%		357,000	329,513
05/02/2034	6.750%		4,270,000	4,427,421
Total				5,675,131
Netherlands 0.0%
TenneT Holding BV(b),(k),(l)
	4.875%	EUR	1,055,000	1,247,093
Norway 0.0%
Equinor ASA
09/03/2030	4.500%		787,000	779,290
Panama 0.0%
Banco Nacional de Panama(b)
08/11/2030	2.500%		875,000	780,056
08/11/2030	2.500%		600,000	534,895
Total				1,314,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar 0.0%
Qatar Government International Bond(b)
04/23/2048	5.103%		787,000	708,925
03/14/2049	4.817%		628,000	544,084
04/16/2050	4.400%		837,000	678,841
Total				1,931,850
Romania 0.1%
Romanian Government International Bond(b)
09/16/2030	5.750%		3,620,000	3,618,634
03/24/2035	5.750%		200,000	190,105
05/16/2036	6.625%		4,338,000	4,337,007
Total				8,145,746
Saudi Arabia 0.1%
Avilease Capital Ltd.(b)
06/30/2031	5.500%		3,910,000	3,890,933
Saudi Government International Bond(b)
01/12/2056	5.875%		2,417,000	2,239,404
Total				6,130,337
Serbia 0.1%
Serbia International Bond(b)
12/01/2030	2.125%		6,640,000	5,785,960
South Africa 0.1%
Eskom Holdings SOC Ltd.(b)
08/10/2028	6.350%		1,739,000	1,769,132
08/10/2028	6.350%		213,000	216,691
08/10/2028	8.450%		3,985,000	4,180,351
08/10/2028	8.450%		451,000	473,109
Republic of South Africa Government International Bond
06/22/2030	5.875%		750,000	767,368
04/20/2032	5.875%		2,300,000	2,350,683
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%		925,000	976,472
Total				10,733,806
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(b)
04/30/2054	5.500%		1,889,000	1,756,989
United Kingdom 1.5%
Thames Water Super Senior Issuer PLC(b)
10/10/2027	9.750%	GBP	845,000	1,186,327
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom Gilt(b)
06/07/2028	4.500%	GBP	127,540,000	173,016,773
Total				174,203,100
Total Foreign Government Obligations (Cost $381,030,817)				386,012,200

Municipal Bonds 0.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%		4,020,000	3,020,446
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%		2,020,000	1,199,792
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%		725,000	511,544
Total				4,731,782
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%		2,500,000	2,445,296
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%		1,920,000	1,932,254
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%		1,620,000	1,681,360
Total				3,613,614
Total Municipal Bonds (Cost $14,020,656)				10,790,692

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) 25.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,372,118	1,361,732
Fannie Mae REMICS(c),(g)
CMO Series 2016-78 Class CS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2039	2.342%	9,161,892	455,527
CMO Series 2018-67 Class SH
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.442%	3,486,965	343,834
Fannie Mae REMICS(g)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,069,515	771,766
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	33,641	35,256
10/01/2031- 09/01/2054	6.000%	3,252,803	3,296,481
04/01/2033- 06/01/2056	5.500%	81,338,674	81,199,379
10/01/2039- 08/01/2056	5.000%	82,606,723	79,996,276
03/01/2041- 02/01/2056	4.500%	90,511,486	85,567,371
01/01/2042- 12/01/2052	4.000%	85,773,567	78,869,581
06/01/2043- 06/01/2055	3.500%	64,883,699	58,153,794
08/01/2046- 06/01/2052	3.000%	64,170,936	55,337,532
06/01/2050- 01/01/2054	2.500%	207,118,726	171,190,818
12/01/2050- 04/01/2052	2.000%	32,921,017	25,862,707
09/01/2054	6.500%	1,742,151	1,795,830
CMO Series 2060 Class Z
05/15/2028	6.500%	9,311	9,375
CMO Series 2310 Class Z
04/15/2031	6.000%	13,667	13,910
CMO Series 2725 Class TA
12/15/2033	4.500%	895,145	881,863
CMO Series 2882 Class ZC
11/15/2034	6.000%	1,817,902	1,864,767
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,292,379	1,327,855
CMO Series 3028 Class ZE
09/15/2035	5.500%	179,614	176,587
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3032 Class PZ
09/15/2035	5.800%	436,060	440,049
CMO Series 3121 Class EZ
03/15/2036	6.000%	33,838	34,665
CMO Series 3181 Class AZ
07/15/2036	6.500%	17,677	18,251
CMO Series 353 Class 300
12/15/2046	3.000%	3,941,164	3,523,511
CMO Series 3740 Class BA
10/15/2040	4.000%	864,024	816,871
CMO Series 3747 Class HY
10/15/2040	4.500%	2,133,854	2,071,435
CMO Series 3753 Class KZ
11/15/2040	4.500%	3,565,522	3,458,421
CMO Series 3769 Class ZC
12/15/2040	4.500%	1,763,553	1,712,745
CMO Series 3841 Class JZ
04/15/2041	5.000%	156,611	153,968
CMO Series 3888 Class ZG
07/15/2041	4.000%	339,741	320,900
CMO Series 3926 Class NY
09/15/2041	4.000%	280,480	268,985
CMO Series 3928 Class MB
09/15/2041	4.500%	672,504	650,397
CMO Series 3934 Class CB
10/15/2041	4.000%	1,990,079	1,881,821
CMO Series 3982 Class TZ
01/15/2042	4.000%	774,591	736,471
CMO Series 4027 Class AB
12/15/2040	4.000%	825,052	794,206
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,252,889	3,930,729
CMO Series 4057 Class ZL
06/15/2042	3.500%	4,439,183	4,119,942
CMO Series 4091 Class KB
08/15/2042	3.000%	6,291,448	5,827,593
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,392,771	11,691,494
CMO Series 4463 Class ZA
04/15/2045	4.000%	3,377,270	3,160,786
CMO Series 4495 Class PA
09/15/2043	3.500%	57,707	56,949
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,357,052	2,143,019
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,948,932	9,030,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4787 Class PY
05/15/2048	4.000%	795,344	742,009
CMO Series 4793 Class CD
06/15/2048	3.000%	696,097	609,398
CMO Series 4839 Class A
04/15/2051	4.000%	2,027,663	1,890,739
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,039,081	898,396
Federal Home Loan Mortgage Corp.(c),(g)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	2.349%	7,730,596	537,569
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.899%	2,161,979	283,516
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	2.399%	2,539,854	166,494
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.199%	4,328,382	316,928
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	2.249%	5,511,432	433,022
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.299%	3,816,929	313,462
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	2.249%	2,169,313	200,151
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	2.349%	5,724,288	475,313
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.199%	9,394,647	718,965
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	2.299%	3,960,038	317,435
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	2.144%	978,740	67,635
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.899%	1,316,046	86,119
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	1.962%	3,091,200	137,210
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	2.199%	1,932,497	147,334
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.849%	1,295,749	53,908
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.799%	2,661,389	138,162
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	2.349%	4,276,462	286,819
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	2.349%	5,911,006	269,943
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.292%	11,881,254	1,242,635
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.299%	5,210,236	395,954
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	2.299%	6,686,257	527,653
Federal Home Loan Mortgage Corp.(c)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.201%	5,213	5,211
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.151%	10,893	10,884
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	3.951%	71,584	71,280
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	8.637%	191,446	200,735
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	10.080%	299,215	313,673
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	4.451%	263,396	264,522
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	5.010%	129,517	131,864
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	4.751%	360,270	364,820
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	12,059	11,239
Federal Home Loan Mortgage Corp.(g)
CMO Series 303 Class C21
01/15/2043	4.000%	6,963,134	1,027,395
CMO Series 303 Class C30
12/15/2042	4.500%	4,556,038	648,725
CMO Series 364 Class C15
12/15/2046	3.500%	3,142,921	453,232
CMO Series 4146 Class IA
12/15/2032	3.500%	2,485,066	173,943
CMO Series 4186 Class IB
03/15/2033	3.000%	2,276,291	135,714
CMO Series 4627 Class PI
05/15/2044	3.500%	456,238	4,950
CMO Series 4698 Class BI
07/15/2047	5.000%	7,971,680	1,538,616
CMO Series 5048 Class HI
01/15/2042	4.500%	1,932,439	353,939
CMO Series 5078 Class NI
06/15/2042	4.000%	2,688,957	382,396
STRIPS
11/15/2052	4.000%	6,283,732	1,460,811
11/15/2052	4.500%	7,307,364	1,990,689
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 351 Class 213
02/15/2046	4.294%	224,185	37,498
CMO Series 364 Class 141
12/15/2046	2.752%	262,985	32,604
CMO Series 364 Class 151
12/15/2046	3.381%	250,759	35,788
CMO Series 364 Class 158
12/15/2046	3.735%	136,264	22,019
CMO Series 364 Class 167
12/15/2046	2.567%	244,123	25,282
CMO Series 364 Class C23
12/15/2046	2.947%	3,073,592	383,537
CMO Series 364 Class C24
12/15/2046	3.434%	1,723,526	254,915
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C25
12/15/2046	4.057%	518,969	89,416
CMO Series 368 Class C15
01/25/2048	3.267%	3,095,509	417,270
CMO Series 5094 Class IO
12/15/2048	1.364%	11,699,621	813,290
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series KW02 Class X1
12/25/2026	0.137%	3,342,032	55
Federal Home Loan Mortgage Corp. REMICS(c),(g)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	2.249%	7,446,182	554,124
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	2.299%	21,313,658	2,122,958
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	2.449%	4,070,381	420,127
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	2.349%	32,839,028	3,546,684
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	2.292%	8,102,623	651,854
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,325,452	385,466
CMO Series 204864 Class IU
12/15/2048	4.500%	2,194,229	392,078
CMO Series 205012 Class MI
09/25/2050	4.000%	6,760,315	1,298,241
CMO Series 205038 Class ID
11/25/2050	3.500%	22,995,130	3,972,349
CMO Series 4257 Class IK
12/15/2042	4.000%	2,325,094	366,189
CMO Series 4999 Class IA
08/25/2050	4.500%	19,915,963	4,187,552
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5043 Class IO
11/25/2050	5.000%	22,137,480	5,290,178
CMO Series 5058 Class NI
06/25/2050	3.000%	12,516,196	1,957,556
CMO Series 5079 Class DI
02/25/2051	6.500%	6,059,658	992,683
CMO Series 5081 Class PI
03/25/2051	3.000%	34,658,811	5,721,009
CMO Series 5088 Class IB
03/25/2051	2.500%	20,239,182	2,694,546
CMO Series 5095 Class AI
04/25/2051	3.500%	15,919,342	2,707,395
CMO Series 5113 Class MI
06/25/2051	3.500%	14,565,555	2,755,500
CMO Series 5115 Class GI
09/25/2050	3.000%	8,878,952	1,717,849
CMO Series 5148 Class EI
10/25/2051	3.000%	35,667,990	5,063,702
CMO Series 5153 Class JI
10/25/2051	3.500%	6,473,716	1,165,176
CMO Series 5217 Class PI
04/25/2052	3.500%	3,706,994	292,997
CMO Series 5223 Class IM
02/25/2042	5.500%	6,332,692	920,131
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,007,758	1,004,149
CMO Series 4372 Class Z
08/15/2044	3.000%	2,359,629	2,110,697
CMO Series 4402 Class YB
10/15/2044	3.000%	1,825,749	1,634,155
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,689,979	6,516,372
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,293,276	1,023,053
CMO Series 4755 Class Z
02/15/2048	3.000%	1,102,921	950,100
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,879,656	3,051,278
CMO Series 5237 Class GA
09/25/2046	4.000%	1,541,251	1,480,739
Federal Home Loan Mortgage Corp. REMICS(d),(g)
CMO Series 5065 Class EI
11/25/2044	5.303%	926,730	165,276
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2026- 08/01/2027	8.000%	124	125
04/01/2027- 06/01/2032	7.500%	7,629	7,786
05/01/2029- 07/01/2054	6.000%	39,334,931	39,912,594
05/01/2029- 03/01/2053	7.000%	587,156	614,678
03/01/2033- 05/01/2056	5.500%	127,612,976	126,818,072
09/01/2033- 11/01/2053	3.000%	208,036,150	178,504,709
10/01/2033- 09/01/2052	3.500%	106,304,523	95,267,485
02/01/2037- 06/01/2062	2.500%	225,436,387	186,155,555
07/01/2039- 02/01/2055	5.000%	104,262,102	101,227,799
08/01/2040- 04/01/2052	2.000%	244,033,509	193,210,580
10/01/2040- 06/01/2056	4.500%	55,489,165	52,454,272
02/01/2041- 11/01/2052	4.000%	91,915,534	84,770,056
11/01/2050- 11/01/2051	1.500%	6,739,414	5,029,001
01/01/2053- 01/01/2056	6.500%	9,202,258	9,486,330
CMO Series 2003-22 Class Z
04/25/2033	6.000%	47,737	48,516
CMO Series 2003-33 Class PT
05/25/2033	4.500%	1,638	1,603
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	261,509	264,854
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,133,518	1,058,834
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,065,364	1,978,039
CMO Series 2011-53 Class WT
06/25/2041	4.500%	170,322	166,941
CMO Series 2011-87 Class GB
09/25/2041	4.500%	6,295,331	6,117,355
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	7,424,710	6,854,489
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	5,788,087	5,328,744
CMO Series 2012-94
09/25/2042	3.500%	6,645,723	6,143,819
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,062,375	1,013,532
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	35,232
CMO Series 2018-38 Class PA
06/25/2047	3.500%	251,832	243,156
CMO Series 2018-64 Class ET
09/25/2048	3.000%	1,932,998	1,698,102
CMO Series 2018-94D Class KD
12/25/2048	3.500%	549,715	496,584
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,446,242	2,242,140
CMO Series 98-17 Class Z
04/18/2028	6.500%	829	828
Federal National Mortgage Association(r)
05/01/2052	3.500%	2,686,534	2,385,694
Federal National Mortgage Association(c),(g)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.842%	601,977	56,348
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.832%	431,256	37,368
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	2.442%	1,528,156	129,685
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	2.492%	1,970,069	134,254
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.842%	1,935,492	211,752
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	2.492%	3,126,660	160,260
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	2.692%	814,408	65,011
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.782%	11,221,497	1,072,938
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	2.172%	2,589,940	170,903
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.942%	283	1
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	2.392%	2,659,115	225,646
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	2.192%	14,551,874	1,081,123
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	2.442%	1,882,082	92,616
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	2.392%	7,675,148	809,291
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.942%	1,992,669	218,494
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	2.342%	3,561,446	294,652
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.942%	1,460,058	83,731
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	2.342%	2,279,120	139,685
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	2.342%	1,036,726	66,125
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	2.342%	2,960,932	151,196
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	2.342%	18,399,401	927,823
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	2.492%	3,021,159	220,627
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	2.342%	4,170,582	213,484
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	2.342%	7,856,101	696,857
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.892%	1,636,723	107,545
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	2.392%	2,766,144	142,742
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.192%	4,359,791	40,816
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	2.492%	2,538,925	187,651
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	2.442%	1,851,560	108,807
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	2.392%	7,875,348	516,783
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	2.342%	7,578,018	495,221
Federal National Mortgage Association(c)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	3.958%	60,225	59,982
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	5.882%	82,642	83,049
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.248%	2,441	2,440
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	16.634%	30,701	37,393
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	14.212%	124,686	155,033
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	2.480%	402,032	253,871
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	4.308%	64,858	64,796
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.258%	493,328	489,248
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	2.220%	310,600	195,415
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	1.080%	32,299	18,075
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,173,071	158,162
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,300,752	493,609
CMO Series 2013-35 Class IB
04/25/2033	3.000%	2,645,136	174,761
CMO Series 2013-41 Class HI
02/25/2033	3.000%	2,351,848	96,311
CMO Series 2015-54 Class GI
07/25/2045	5.500%	13,414,913	1,729,750
CMO Series 2020-42 Class AI
06/25/2050	2.500%	14,106,348	1,361,605
CMO Series 2020-72 Class LI
12/25/2040	5.000%	3,334,476	589,750
CMO Series 20434 Class C24
06/25/2053	4.500%	24,919,289	5,860,548
CMO Series 385 Class 8
12/25/2037	5.500%	1,123,846	191,159
CMO Series 426 Class C58
03/25/2052	3.000%	28,424,151	4,672,294
CMO Series 427 Class C17
01/25/2035	3.000%	6,941,970	571,547
CMO Series 427 Class C57
02/25/2032	2.500%	32,153,640	1,566,609
STRIPS
01/25/2052	4.500%	2,049,561	535,893
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d),(g)
CMO Series 2021-24 Class IO
03/25/2059	1.038%	7,599,111	451,262
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,059,526	1,016,235
CMO Series 2012-105 Class Z
10/25/2042	3.500%	1,925,423	1,776,311
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	2,648,036	2,374,904
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,188,244	12,745,936
CMO Series 2018-11 Class BX
12/25/2047	4.000%	6,866,539	6,412,629
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,031,218	1,819,451
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,519,056	1,213,696
Federal National Mortgage Association REMICS(g)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	4,119,015	251,467
CMO Series 2015-86 Class MI
11/25/2045	5.500%	3,830,405	531,912
CMO Series 2017-54 Class ID
07/25/2047	4.000%	1,802,210	292,854
CMO Series 2020-47 Class DI
07/25/2050	4.000%	34,131,000	6,295,265
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,927,660	811,597
CMO Series 2020-99 Class IB
05/25/2050	3.500%	9,763,311	1,677,650
CMO Series 2021-1 Class IB
02/25/2061	3.500%	10,733,988	1,793,672
CMO Series 2021-74 Class LI
11/25/2051	3.500%	16,687,655	3,596,860
CMO Series 2021-94 Class AI
01/25/2052	3.000%	20,365,297	3,323,869
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	524,488
CMO Series 2022-5 Class LI
02/25/2052	3.000%	22,095,042	2,516,510
Federal National Mortgage Association REMICS(c),(g)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	2.142%	7,253,386	546,952
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	2.292%	6,715,930	602,135
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	2.342%	11,076,767	1,018,169
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	2.442%	8,102,602	772,316
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.292%	27,127,637	2,349,389
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	2.699%	5,567,569	468,679
Freddie Mac REMICS(c),(g)
CMO Series 204314 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.249%	2,432,990	163,127
CMO Series 4715 Class JS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/15/2047	2.399%	3,905,256	359,050
CMO Series 4795 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 06/15/2048	2.399%	3,256,149	322,879
CMO Series 5639 Class SC
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 03/25/2056	1.457%	92,831,506	5,021,479
Freddie Mac REMICS(g)
CMO Series 4927 Class IO
11/25/2049	5.000%	6,820,104	1,514,228
CMO Series 4999 Class QI
05/25/2050	4.000%	151,833	31,800
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5093 Class IV
12/25/2050	4.500%	6,816,518	1,550,055
CMO Series 5093 Class VI
12/25/2050	4.500%	11,658,810	2,707,549
CMO Series 5163 Class NI
11/25/2051	4.500%	13,564,590	2,926,646
CMO Series 5282A Class GI
02/25/2050	4.000%	2,041,763	428,831
Freddie Mac REMICS
CMO Series 5513 Class Z
11/25/2054	5.000%	1,832,118	1,720,310
CMO Series 5525 Class LZ
04/25/2055	5.000%	1,818,076	1,715,678
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	4,531,149	4,442,841
05/20/2041- 05/20/2053	4.500%	20,503,552	19,514,614
02/15/2042- 10/20/2052	4.000%	37,145,908	34,191,411
08/20/2042- 10/20/2052	3.500%	39,023,803	35,173,049
12/20/2046- 06/20/2052	3.000%	31,274,502	27,340,072
10/20/2049- 04/20/2052	2.500%	18,370,265	15,393,372
12/20/2051- 03/20/2052	2.000%	19,533,096	15,690,208
01/20/2053- 07/20/2055	5.500%	44,537,485	44,544,800
04/20/2053	6.000%	6,699,080	6,846,874
03/20/2054	6.500%	1,560,893	1,614,281
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,952,281	1,977,210
CMO Series 2009-104 Class YD
11/20/2039	5.000%	918,248	921,198
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,111,842	1,110,785
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,235,957	1,267,808
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,252,932	1,214,682
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,197,472	1,149,072
CMO Series 2010-135 Class PE
10/16/2040	4.000%	2,828,454	2,752,018
CMO Series 2014-3 Class EP
02/16/2043	2.750%	2,736,247	2,615,891
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	804,176
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,788,866	3,834,561
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,000,543	905,648
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	3,561,896	3,293,669
CMO Series 2018-53 Class AL
11/20/2045	3.500%	437,471	430,234
CMO Series 2023-111 Class ZL
08/20/2053	6.000%	3,350,705	3,365,731
CMO Series 2025-120 Class MZ
07/20/2055	5.000%	640,714	591,899
Government National Mortgage Association(c)
1-year CMT + 1.140% 03/20/2066	4.940%	24,586	24,653
1-year CMT + 0.647% 04/20/2066	4.447%	54,212	54,443
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	17.058%	293,954	368,535
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	4.317%	54,855	54,827
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.086%	2,627	2,617
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	4.296%	11,282	11,277
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.436%	102	102
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.386%	91	91
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	4.436%	27,647	27,248
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.076%	19,509	19,457
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.161%	1,918	1,907
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.136%	231,389	230,102
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.206%	82,860	82,701
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.286%	10,673	10,667
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.236%	6,090	6,082
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	4.336%	78,803	78,810
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	4.336%	5,327	5,328
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	4.386%	129,002	129,101
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.036%	404,286	402,730
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.186%	78,078	77,921
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.136%	318,247	317,401
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.136%	563,009	561,702
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.089%	1,216,084	1,214,876
Government National Mortgage Association(c),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	1.233%	4,663,713	144,780
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	2.196%	2,802,599	208,680
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.833%	1,251,113	97,862
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.933%	2,084,764	148,383
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	2.433%	6,426,843	742,244
CMO Series 2018-104 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.433%	10,062,121	884,831
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	2.333%	8,806,518	813,997
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.333%	6,574,912	627,095
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.283%	10,663,070	938,827
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.333%	5,794,895	514,976
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.833%	2,331,992	103,876
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.483%	2,953,638	314,249
CMO Series 2020-62 Class ES
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.383%	27,950,073	2,675,859
CMO Series 2021-1 Class QS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 01/20/2051	2.533%	4,106,086	427,334
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.533%	15,483,827	1,672,651
CMO Series 2024-134 Class SN
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2054	2.311%	6,298,960	425,090
CMO Series 2026-38 Class SM
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 02/20/2056	1.511%	92,419,375	3,638,930
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.137%	1,406	1,388
CMO Series 2017-H04 Class DA
12/20/2066	4.407%	263	259
Series 2003-72 Class Z
11/16/2045	5.504%	124,268	123,992
Government National Mortgage Association(g)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,218,370	430,678
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	4,389,793	686,738
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,574,451	262,946
CMO Series 2017-101 Class AI
07/20/2047	4.000%	2,850,751	448,948
CMO Series 2017-52 Class AI
04/20/2047	6.000%	1,838,861	258,853
CMO Series 2017-68 Class TI
05/20/2047	5.500%	751,772	104,070
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,208,529	193,253
CMO Series 2019-110 Class PI
09/20/2049	3.500%	16,609,936	3,072,848
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,404,417	895,007
CMO Series 2020-129 Class GI
09/20/2050	3.000%	20,251,910	3,314,780
CMO Series 2020-134 Class AI
09/20/2050	3.000%	7,601,701	1,229,823
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,450,867	332,362
CMO Series 2021-7 Class BI
01/20/2051	2.000%	32,335,710	3,764,523
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,308,177	901,110
CMO Series 2021-81 Class IM
05/20/2051	3.500%	2,820,409	546,647
CMO Series 2022-125 Class PI
07/20/2052	5.000%	7,000,200	1,016,866
CMO Series 2023-70 Class JI
06/20/2052	5.500%	1,823,201	309,483
CMO Series 2024-97 Class IO
02/20/2053	5.000%	26,684,614	6,107,129
Government National Mortgage Association(d),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.429%	8,079,260	168,861
CMO Series 2014-H05 Class AI
02/20/2064	1.525%	657,693	21,796
CMO Series 2014-H14 Class BI
06/20/2064	1.642%	899,746	31,185
CMO Series 2014-H15 Class HI
05/20/2064	1.458%	827,474	41,357
CMO Series 2014-H20 Class HI
10/20/2064	1.379%	142,363	9,157
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-163 Class IO
12/16/2057	0.717%	1,344,386	47,002
CMO Series 2015-189 Class IG
01/16/2057	0.589%	5,597,193	146,423
CMO Series 2015-30 Class IO
07/16/2056	0.747%	1,938,235	77,002
CMO Series 2015-32 Class IO
09/16/2049	0.554%	2,982,406	57,872
CMO Series 2015-73 Class IO
11/16/2055	0.324%	672,858	5,270
CMO Series 2015-9 Class IO
02/16/2049	0.489%	4,796,011	78,492
CMO Series 2015-H22 Class BI
09/20/2065	1.834%	519,217	30,906
CMO Series 2016-72 Class IO
12/16/2055	0.698%	3,872,344	103,353
CMO Series 2020-171 Class IO
10/16/2060	0.937%	4,653,643	289,117
CMO Series 2020-32 Class IA
03/16/2047	4.102%	6,303,040	1,135,371
CMO Series 2021-33 Class IO
10/16/2062	0.845%	7,348,340	462,700
CMO Series 2021-40 Class IO
02/16/2063	0.823%	6,388,976	376,918
CMO Series 2021-H03 Class IO
04/20/2070	0.464%	4,234,795	2,267
CMO Series 2021-H08 Class IA
01/20/2068	0.588%	518,569	1,421
Government National Mortgage Association TBA(f)
09/21/2056	2.500%	39,075,000	32,655,151
09/21/2056	3.500%	28,425,000	24,842,082
09/21/2056	4.000%	44,525,000	40,192,945
09/21/2056	4.500%	13,300,000	12,448,113
09/21/2056	5.000%	26,124,000	25,292,114
09/21/2056	5.500%	11,975,000	11,889,850
09/21/2056	6.000%	6,675,000	6,767,545
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,329,014	3,129,684
Uniform Mortgage-Backed Security TBA(f)
09/14/2056	2.000%	158,852,000	123,874,154
09/14/2056- 10/13/2056	2.500%	33,586,000	27,390,064
09/14/2056	3.000%	37,053,000	31,571,435
09/14/2056	4.000%	101,475,000	92,580,082
09/14/2056- 10/13/2056	4.500%	112,255,000	105,329,199
09/14/2056	5.000%	47,353,000	45,674,409
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/14/2056- 10/13/2056	5.500%	61,425,000	60,751,976
09/14/2056	6.500%	1,267,000	1,305,515
10/13/2056	3.500%	117,275,000	103,884,576
10/13/2056	6.000%	5,000,000	5,046,526
Total Residential Mortgage-Backed Securities - Agency (Cost $3,189,045,630)			3,037,547,600

Residential Mortgage-Backed Securities - Non-Agency 6.1%

ACE Securities Corp. Home Equity Loan Trust(c)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.262%	5,433,357	4,941,320
ACRA(b),(d)
CMO Series 2026-NQM1 Class A1
06/25/2066	5.573%	4,182,994	4,174,467
Ajax Mortgage Loan Trust(b),(l)
CMO Series 2019-F Class A1
07/25/2059	2.860%	1,994,922	1,949,423
Angel Oak Mortgage Trust(b),(l)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	12,281,389	12,239,837
CMO Series 2026-1 Class A2
02/25/2071	4.971%	1,374,416	1,351,580
Angel Oak Mortgage Trust(b),(d)
CMO Series 2026-1 Class A1
02/25/2071	4.747%	5,611,657	5,509,719
ATLX Trust(b),(l)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,398,824	3,249,854
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	176,849	148,492
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	231,414	209,146
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	4.588%	498,289	455,403
Banc of America Funding Trust(c)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.187%	914,449	861,683
Bayview MSR Opportunity Master Fund Trust(b),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.480%	887,094	765,562
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.393%	1,344,371	1,105,945
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund VII Trust(b),(l)
CMO Series 2026-2 Class A1A
05/25/2056	5.720%	5,978,923	5,971,548
Carrington Mortgage Loan Trust(c)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.139%	659,846	641,416
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.319%	9,300,000	7,880,312
Chase Home Lending Mortgage Trust(b),(d)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	687,528	683,283
CMO Series 2024-8 Class B3
08/25/2055	7.020%	1,459,536	1,501,273
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,041,565	898,146
CMO Series 2025-12 Class A9B
09/25/2056	5.500%	2,562,818	2,503,953
CIM Group(b),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	3,679,531	3,368,023
CIM Trust(b),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.760%	725,771	654,559
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,019,304
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	2,444,116	2,240,531
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	2,913,775	2,635,275
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	3,918,300	3,649,162
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	1,888,508	1,842,176
CIM Trust(b),(l)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	9,153,463	9,016,975
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	100,597	101,360
Citigroup Mortgage Loan Trust(b),(d)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,065,969	1,066,050
CMO Series 2025-RP1 Class A1
01/25/2064	4.195%	9,828,631	8,892,294
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RP1 Class A2
01/25/2064	4.162%	490,540	353,535
CMO Series 2025-RP1 Class B1
01/25/2064	4.162%	196,216	116,098
CMO Series 2025-RP1 Class B2
01/25/2064	4.162%	124,284	64,731
CMO Series 2025-RP1 Class B3
01/25/2064	4.162%	156,973	67,311
CMO Series 2025-RP1 Class B4
01/25/2064	4.162%	145,946	50,938
CMO Series 2025-RP1 Class M1
01/25/2064	4.162%	418,608	287,951
CMO Series 2025-RP1 Class M2
01/25/2064	4.162%	261,594	171,963
CMO Series 2025-RP1 Class X
01/25/2064	0.000%	11,623,028	1,162
CMO Series 2026-LTV1 Class A1
05/25/2066	5.759%	5,632,039	5,616,261
Citigroup Mortgage Loan Trust(b),(d),(t)
CMO Series 2025-RP1 Class SA
01/25/2064	0.000%	13,181	11,771
Citigroup Mortgage Loan Trust, Inc.(b),(d)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.767%	423,378	354,154
CLIP Trust(b),(d)
CMO Series 2026-NQM1 Class A1
05/25/2071	5.221%	2,090,396	2,069,932
Connecticut Avenue Securities(b),(c)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	6.893%	3,400,000	3,496,065
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	7.408%	1,500,000	1,518,130
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.293%	2,700,000	2,776,034
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	7.393%	3,750,000	3,873,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	5.443%	1,500,000	1,510,471
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	5.843%	3,400,000	3,447,128
CMO Series 2025-R03 Class 2M2
30-day Average SOFR + 2.250% 03/25/2045	5.893%	1,700,000	1,716,114
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	6.758%	5,250,000	5,288,170
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.143%	1,000,000	1,012,089
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	8.893%	750,000	767,275
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	6.443%	1,000,000	1,029,102
COOPR Residential Mortgage Trust(b),(l)
CMO Series 2025-CES2 Class A1A
06/25/2060	5.502%	5,518,252	5,511,688
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.941%	270,983	210,835
Credit Suisse Mortgage Capital Trust(b),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.699%	6,186,400	4,986,640
Credit Suisse Mortgage Trust(b),(d)
CMO Series 2022-ATH2 Class A1
05/25/2067	5.547%	4,357,664	4,344,406
Credit-Based Asset Servicing & Securitization LLC(l)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,110,184	814,318
Cross(b),(d)
CMO Series 2026-NQM6 Class A1
05/25/2071	5.268%	4,029,573	3,990,425
Cross Mortgage Trust(b),(d)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	2,610,185	2,604,148
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-H7 Class A1
09/25/2070	4.934%	4,154,575	4,098,010
CMO Series 2026-NQM1 Class A1
02/25/2061	4.699%	9,053,334	8,870,348
Cross Mortgage Trust(b),(l)
CMO Series 2026-NQM1-A2 Class A2
02/25/2061	4.953%	1,532,454	1,505,325
CSMC Trust(b),(d)
CMO Series 2018-RPL4 Class PT
04/25/2058	4.593%	1,043,862	958,188
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,476,659	3,293,381
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	5,286,763	4,515,201
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	9,515,826	8,512,414
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	1,879,679	1,774,014
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	255,751	196,417
Deephaven Residential Mortgage Trust(b),(d)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,660,346
Deephaven Residential Mortgage Trust(b),(l)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	8,065,402	8,083,855
Downey Savings & Loan Association Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	4.342%	853,807	781,342
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	3.984%	1,521,288	1,010,124
Ellington Financial Mortgage Trust(b),(l)
CMO Series 2025-INV3 Class A1
07/25/2070	5.444%	3,595,850	3,583,580
FIGRE Trust(b),(d)
CMO Series 2025-HE7 Class A
11/25/2055	5.150%	7,303,835	7,168,843
CMO Series 2025-HE8 Class A
11/25/2055	5.206%	8,175,478	8,051,880
CMO Series 2026-HE1 Class A
01/25/2056	4.982%	9,532,904	9,339,582
CMO Series 2026-HE2 Class A
01/25/2056	5.049%	6,198,444	6,068,230
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Franklin Mortgage Loan Trust(c)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	4.202%	952,595	874,532
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	3.982%	2,883,885	1,316,768
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.803%	197,237	74,997
Flagstar Mortgage Trust(b),(d)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.001%	773,290	699,054
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.001%	827,048	746,827
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,148,505	922,198
Freddie Mac Seasoned Credit Risk Transfer Trust(d)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	4,080,153	3,911,347
Freddie Mac STACR Remic Trust(b),(c)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	7.393%	4,500,000	4,557,791
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.293%	1,500,000	1,508,324
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.293%	167,555	167,792
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.143%	7,611,941	7,614,301
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	5.743%	2,410,000	2,411,304
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	5.993%	3,000,000	3,011,184
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.143%	4,875,000	4,902,536
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.543%	4,140,000	4,185,672
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	8.993%	1,500,000	1,559,397
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	5.443%	3,500,000	3,520,701
CMO Series 2026-HQA1 Class M2
30-day Average SOFR + 1.500% 05/25/2046	5.143%	1,500,000	1,501,638
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.043%	2,000,000	2,006,219
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	5.443%	915,147	916,007
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	6.993%	620,000	620,842
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	9.393%	6,000,000	6,283,572
Freddie Mac Strips(g)
CMO Series 2024-416 Class C13
08/25/2054	4.500%	28,163,185	6,465,955
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.643%	1,805,000	1,964,872
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	7.293%	710,000	714,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.393%	2,000,000	2,034,020
Galton Funding Mortgage Trust(b),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,377,960	1,313,611
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	775,898	742,470
GCAT Trust(b),(d)
CMO Series 2025-INV2 Class A1
05/25/2055	6.000%	9,901,296	9,963,932
CMO Series 2025-INV4 Class B3
08/25/2055	7.246%	2,795,218	2,901,659
GS Mortgage Backed Securities Trust(b),(l)
CMO Series 2025-CES1 Class A1A
05/25/2055	5.568%	4,206,508	4,199,998
GS Mortgage-Backed Securities Corp. Trust(b),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	5,513	5,016
CMO Subordinated Series 2021-PJ3 Class B3
08/25/2051	2.644%	594,432	475,595
GS Mortgage-Backed Securities Trust(b),(d)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	613,393	538,651
CMO Series 2021-PJ11 Class B3
04/25/2052	2.850%	862,135	688,434
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,420,087	1,418,419
CMO Series 2026-HE1 Class A1
03/25/2066	5.216%	3,610,098	3,627,198
CMO Series 2026-NQM3 Class A1
05/25/2066	5.222%	3,245,649	3,207,993
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.373%	907,782	755,758
GS Mortgage-Backed Securities Trust(b),(c)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.216%	3,737,334	3,744,588
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.143%	2,524,473	2,531,532
GS Mortgage-Backed Securities Trust(b),(l)
CMO Series 2025-DSC2 Class A1
01/25/2066	5.038%	5,249,588	5,180,723
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM2 Class A1
06/25/2065	5.648%	3,193,860	3,192,020
CMO Series 2025-NQM3 Class A1
11/25/2065	5.137%	3,300,177	3,267,591
CMO Series 2026-CES2 Class A1A
06/25/2056	5.227%	1,750,969	1,728,531
GSAMP Trust(c)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	4.652%	439,576	426,294
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.024%	756,243	432,519
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.184%	4,635,297	3,765,925
HOMES Trust(b),(l)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	6,141,654	6,128,911
HOMES Trust(b),(d)
CMO Series 2025-NQM5 Class A1
09/25/2070	5.027%	3,359,891	3,315,633
JPMorgan Alternative Loan Trust(c)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.342%	1,504,105	1,455,867
JPMorgan Mortgage Trust(b),(d)
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	101,757	89,943
CMO Series 2019-1 Class A3
05/25/2049	4.000%	163,269	147,914
CMO Series 2019-2 Class A3
08/25/2049	4.000%	43,688	39,876
CMO Series 2019-5 Class A3
11/25/2049	4.000%	104,149	94,720
CMO Series 2019-8 Class A15
03/25/2050	3.500%	90,254	80,029
CMO Series 2019-HYB1 Class B1
10/25/2049	5.108%	810,270	812,750
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	91,615	81,651
CMO Series 2019-LTV3 Class B3
03/25/2050	4.349%	1,320,771	1,212,587
CMO Series 2020-1 Class A15
06/25/2050	3.500%	319,891	282,261
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A15
07/25/2050	3.500%	205,302	178,916
CMO Series 2020-5 Class A15
12/25/2050	3.000%	153,708	128,747
CMO Series 2020-5 Class B1
12/25/2050	3.568%	836,304	733,927
CMO Series 2024-1 Class A9
06/25/2054	6.000%	540,736	537,398
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	724,069	706,985
CMO Series 2025-DSC2 Class A1
10/25/2065	5.195%	7,897,330	7,828,198
CMO Series 2025-NQM3 Class A1
11/25/2065	5.495%	3,864,255	3,854,051
CMO Series 2025-VIS2 Class A1
01/25/2063	5.385%	5,308,691	5,287,471
CMO Series 2026-ACES1 Class A1
04/25/2066	4.894%	3,454,290	3,385,544
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.445%	315,838	284,169
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.810%	922,859	842,621
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.781%	440,798	397,012
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.047%	930,605	844,842
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.047%	775,504	702,717
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.441%	1,832,552	1,702,292
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.242%	786,507	724,746
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.370%	1,587,099	1,387,284
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.574%	933,294	889,904
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.627%	692,880	655,300
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.627%	577,400	544,744
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.486%	1,644,081	1,435,998
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.145%	1,330,930	1,117,921
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.084%	956,384	917,845
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.068%	1,909,954	1,832,860
JPMorgan Mortgage Trust(b),(c)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	4.589%	283,397	278,383
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	5.321%	161,578	161,639
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	5.239%	195,274	195,610
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	4.839%	342,751	342,960
JPMorgan Mortgage Trust(b)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	692,530	692,611
JPMorgan Mortgage Trust(b),(l)
CMO Series 2026-CES1 Class A1A
06/25/2056	4.909%	4,064,984	3,989,283
JPMorgan Trust(b),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.562%	262,604	243,329
Legacy Mortgage Asset Trust(b),(l)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	543,201	544,463
CMO Series 2025-PR1 Class A1
01/25/2061	6.000%	8,560,727	8,431,360
Lehman XS Trust(c)
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.302%	843,402	771,269
LHOME Mortgage Trust(b),(l)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	1,744,446	1,746,108
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	5,000,000	5,000,945
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,110,147
LHOME Mortgage Trust(b),(d)
CMO Series 2025-RTL2 Class A1
04/25/2040	5.612%	3,000,000	3,003,944
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.082%	2,873,094	1,952,888
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	3.982%	27,085,789	9,005,434
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	223,973	219,653
Mello Mortgage Capital Acceptance Trust(b),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.948%	1,775,689	1,443,968
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	4.462%	14,023,628	4,916,636
MFA Trust(b),(l)
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	4,468,945	4,464,090
Morgan Stanley Residential Mortgage Loan Trust(b),(d)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	4,704,913	4,688,543
CMO Series 2025-NQM9 Class A1
09/25/2070	5.016%	2,506,558	2,474,034
CMO Series 2026-NQM1 Class A1
12/25/2070	4.809%	2,281,608	2,242,502
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%	4,586,334	4,500,848
Subordinated CMO Series 2024-4 Class B3
09/25/2054	6.898%	1,457,736	1,482,506
Morgan Stanley Residential Mortgage Loan Trust(b),(l)
CMO Series 2025-NQM4 Class A1
06/25/2070	5.588%	2,648,610	2,645,103
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	5,088,732	5,022,879
CMO Series 2026-NQM2 Class A2
01/26/2071	4.988%	3,039,464	2,985,881
MortgageIT Trust(c)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.302%	231,484	230,368
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(b),(c)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	4.532%	435,510	429,728
New Residential Mortgage Loan Trust(b),(d)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	5,135,692	5,089,132
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	3,083,852	3,064,451
New Residential Mortgage Loan Trust(b),(l)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	7,426,739	7,405,246
NLT Trust(b),(l)
CMO Series 2025-CES1 Class A1
08/25/2060	5.038%	1,806,355	1,784,526
CMO Series 2025-INV1 Class A1
02/25/2070	5.506%	6,813,587	6,798,465
CMO Series 2025-INV1 Class A2
02/25/2070	5.708%	763,729	762,459
CMO Series 2025-INV1 Class A3
02/25/2070	5.860%	1,311,373	1,309,948
NLT Trust(b),(d),(g)
CMO Series 2025-INV1 Class AIOS
02/25/2070	0.400%	10,528,736	52,714
NLT Trust(b),(d)
CMO Series 2025-INV1 Class B1
02/25/2070	6.583%	443,000	434,280
CMO Series 2025-INV1 Class B2
02/25/2070	6.583%	348,000	335,577
CMO Series 2025-INV1 Class B3
02/25/2070	6.583%	218,000	201,571
CMO Series 2025-INV1 Class M1
02/25/2070	6.314%	631,000	630,135
NLT Trust(b),(d),(e),(g)
CMO Series 2025-INV1 Class XS
02/25/2070	0.866%	10,528,736	263,218
NYMT Loan Trust(b),(d)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,270,684	2,069,787
Oaktown Re VII Ltd.(b),(c)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	6.516%	345,565	346,535
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	6.966%	2,000,000	2,005,915
OBX Trust(b),(d)
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	58,681	53,123
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	4,722,651	4,707,036
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	2,735,201	2,707,630
OBX Trust(b),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2055	5.216%	4,680,594	4,696,713
OBX Trust(b),(l)
CMO Series 2025-NQM10 Class A1
05/25/2065	5.453%	2,319,162	2,312,332
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	4,367,324	4,352,063
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	2,989,680	2,979,947
CMO Series 2025-NQM8 Class A1
03/25/2065	5.472%	5,585,635	5,570,523
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(c)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	4.532%	9,135,169	9,046,329
PMT Issuer Trust(b),(c)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	6.393%	10,000,000	10,076,888
PMT Loan Trust(b),(d)
CMO Series 2025-J3 Class A29
11/27/2056	5.500%	1,047,805	1,023,738
CMO Series 2026-INV5 Class A2
05/25/2057	5.500%	6,525,754	6,428,887
PRET LLC(b),(l)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,177,781	4,179,254
PRET Trust(b),(d)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,056,734	2,856,568
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Mortgage Trust(b),(d)
CMO Series 2025-2 Class A13
06/25/2055	6.000%	932,335	931,862
CMO Series 2025-3 Class A13
08/25/2055	6.000%	1,061,626	1,055,071
PRPM LLC(b),(l)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	891,784	867,930
CMO Series 2025-RPL1 Class A1
03/25/2055	4.000%	3,418,777	3,311,720
CMO Series 2025-RPL1 Class A2
03/25/2055	4.000%	758,000	723,560
CMO Series 2025-RPL1 Class A3
03/25/2055	4.000%	447,000	424,675
CMO Series 2025-RPL1 Class M1A
03/25/2055	4.000%	436,000	410,230
CMO Series 2025-RPL1 Class M1B
03/25/2055	4.000%	154,000	143,910
PRPM LLC(b)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	2,431,236	2,393,875
PRPM Trust(b),(l)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	5,544,887	5,570,372
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	8,938,464	8,957,627
CMO Series 2025-NQM1 Class A1
11/25/2069	5.802%	4,426,520	4,430,724
CMO Series 2025-NQM2 Class A1
04/25/2070	5.688%	5,259,402	5,259,006
RALI Trust(d),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.492%	13,152,592	218,904
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.150%	15,725,199	100,674
Rate Mortgage Trust(b),(d)
CMO Series 2025-J3 Class A26
11/25/2055	6.000%	2,627,746	2,611,523
RCKT Mortgage Trust(b),(l)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	6,458,818	6,455,661
RCKT Mortgage Trust(b),(d)
CMO Series 2025-CES8 Class A1A
08/25/2055	5.148%	4,040,086	4,011,733
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.910%	2,976,298	2,645,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.759%	392,524	171,870
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.398%	99,411	84,465
RFT Trust(b),(l)
CMO Series 2026-RR1 Class A1
07/27/2030	6.631%	2,717,447	2,713,793
Santander Mortgage Asset Receivable Trust(b),(l)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	3,410,815	3,369,330
CMO Series 2025-NQM3 Class A1
05/25/2065	5.599%	4,305,305	4,297,525
Santander Mortgage Asset Receivable Trust(b),(d)
CMO Series 2025-NQM5 Class A1
08/25/2065	5.067%	5,832,081	5,761,832
Seasoned Credit Risk Transfer Trust(l)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	14,363,501	12,694,843
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	1,755,867	1,686,709
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	858,020	734,089
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	298,204	251,682
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	202,457	170,600
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	795,451	675,445
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	144,328	122,747
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	58,646	50,049
Sequoia Mortgage Trust(b),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	104,284	91,176
CMO Series 2021-5 Class A19
07/25/2051	2.500%	539,816	430,861
CMO Series 2024-3 Class A19
04/25/2054	6.000%	1,762,994	1,752,109
CMO Series 2024-4 Class A19
05/25/2054	6.000%	651,317	647,296
CMO Series 2024-8 Class A20
09/25/2054	5.500%	387,195	378,060
CMO Series 2025-10 Class A28
11/25/2055	6.000%	2,585,511	2,569,548
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-2 Class A19
03/25/2055	6.000%	780,655	775,835
CMO Series 2025-2 Class A5
03/25/2055	5.500%	2,848,598	2,837,050
CMO Series 2026-4 Class A5
03/25/2056	5.000%	6,884,888	6,759,966
CMO Series 2026-6 Class A5
06/25/2056	5.000%	4,797,582	4,703,300
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.143%	903,705	846,517
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.305%	880,400	768,586
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.024%	1,344,606	1,316,908
Shentel Issuer LLC(b)
CMO Series 2025-1A Class A2
12/20/2055	5.640%	5,090,000	5,077,412
Starwood Mortgage Residential Trust(b),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,433,970	2,931,786
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	4.549%	203,322	195,971
CMO Series 2006-5 Class 1A1
06/25/2036	4.669%	487,871	450,523
Toorak Mortgage Corp., Ltd.(b),(l)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	3,902,173	3,868,204
Towd Point Mortgage Trust(b),(l)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	8,832,294	8,838,806
Verus Securitization Trust(b),(l)
CMO Series 2024-9 Class A3
11/25/2069	5.894%	5,483,795	5,490,084
Vista Point Securitization Trust(b),(l)
CMO Series 2026-CES1 Class A1
02/25/2056	5.035%	5,105,357	5,026,604
WaMu Asset-Backed Certificates Trust(c)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	4.082%	2,888,959	1,251,736
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	4.985%	121,545	118,110
CMO Series 2004-AR4 Class A6
06/25/2034	5.047%	1,047,331	1,025,117
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.968%	1,712,668	1,496,212
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.599%	300,671	253,992
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	4.422%	334,238	316,097
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.322%	1,335,149	1,243,581
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	4.402%	221,211	217,414
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	4.422%	316,516	302,599
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.645%	889,532	790,056
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	4.685%	272,466	239,287
Wells Fargo Mortgage-Backed Securities Trust(b),(d)
CMO Series 2019-1 Class A1
11/25/2048	3.916%	18,982	17,366
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.359%	1,668,661	1,450,746
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $741,924,826)			718,876,363

Senior Loans 1.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
HDI Aerospace Intermediate Holding III Corp.(c),(u)
Term Loan
6-month Term SOFR + 3.250% 02/11/2032	7.117%	223,943	224,503
TransDigm, Inc.(c),(u)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.186%	959,298	962,301
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.186%	592,847	594,720
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.186%	698,250	700,184
V2X LLC(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.750% 12/06/2030	5.686%	673,312	674,154
Total			3,155,862
Airlines 0.0%
American Airlines, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 05/29/2033	6.764%	660,000	657,941
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(c),(u)
Term Loan
1-month Term SOFR + 0.850% 09/11/2028	4.502%	3,206,777	3,162,684
Automotive 0.1%
Adient US LLC(c),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 01/29/2031		675,000	676,222
Pathfinder Power LLC(c),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/22/2033		675,000	674,581
Tenneco, Inc.(c),(u)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	8.583%	2,362,480	2,358,984
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 11/17/2028	8.833%	2,005,000	2,003,997
Total			5,713,784
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(c),(r),(u)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	6.750%	673,296	676,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Citadel Securities Global Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 2.000% 06/10/2033	5.661%	675,000	676,161
CPI Holdco LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 05/17/2031	5.686%	697,361	696,489
Edelman Financial Center LLC (The)(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% 12/01/2031	7.686%	700,000	702,821
First Eagle Holdings, Inc.(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 08/16/2032	3.500%	83,802	84,074
First Eagle Holdings, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.232%	488,384	489,972
Focus Financial Partners LLC(c),(u)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.186%	994,987	982,779
GIH Borrower LLC(c),(r),(u)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.232%	750,581	621,263
HighTower Holding LLC(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 02/03/2032		146,250	145,884
HighTower Holding LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.509%	528,523	527,202
Jupiter Borrower, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 06/30/2033	6.482%	700,000	702,919
Victory Capital Holdings, Inc.(c),(u)
Tranche B3 Term Loan
3-month Term SOFR + 1.750% 09/23/2032	5.482%	673,304	664,046
Total			6,969,626
Building Materials 0.0%
DG Investment Intermediate Holdings 2, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/09/2032	6.686%	675,000	676,688
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Michaels Cos, Inc. (The)(c),(u)
Tranche B Term Loan
3-month Term SOFR + 5.000% 03/15/2033	8.732%	914,203	912,777
Total			1,589,465
Cable and Satellite 0.1%
Charter Communications Operating LLC(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	5.975%	654,644	643,037
Gogo Intermediate Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.750% 04/30/2028	7.551%	382,062	327,259
Radiate Holdco LLC(c),(u)
Term Loan
1-month Term SOFR + 1.500% Floor 0.750% 09/25/2029	7.301%	8,196,252	7,208,767
Virgin Media Bristol LLC(c),(u)
Tranche Y Term Loan
6-month Term SOFR + 3.175% 03/31/2031	6.967%	684,127	592,858
Total			8,771,921
Chemicals 0.0%
Archroma Finance SARL(c),(u)
Tranche B2B Term Loan
6-month Term SOFR + 5.500% Floor 0.500% 06/30/2030	9.194%	131,008	121,306
CoorsTek, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.500% 10/28/2032	6.228%	675,000	677,113
Ecovyst Catalyst Technologies LLC(c),(u)
Term Loan
3-month Term SOFR + 2.000% 06/12/2031	5.823%	675,000	675,209
Windsor Holdings III LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.436%	696,465	698,582
Total			2,172,210
Consumer Cyclical Services 0.1%
AlixPartners LLP(c),(u)
Term Loan
1-month Term SOFR + 2.000% 08/12/2032	5.686%	696,500	695,518
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aragorn Parent Corp.(c),(u)
Term Loan
1-month Term SOFR + 3.500% 12/16/2030	7.186%	675,000	678,800
Arches Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.250% 08/04/2031	7.936%	248,877	245,973
BCPE Empire Holdings, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	6.936%	530,950	524,711
1-month Term SOFR + 3.500% 12/29/2032	7.186%	1,108,632	1,093,111
Cast & Crew LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.573%	557,762	224,036
Cushman & Wakefield US Borrower LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 06/13/2033	5.936%	675,000	675,000
Delivery Hero SE(c),(u)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.738%	922,766	931,228
Ensemble RCM LLC(c),(u)
Term Loan
3-month Term SOFR + 3.000% 02/09/2033	6.823%	675,000	675,000
GardaWorld Security Corp.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 02/01/2029	6.513%	696,476	695,606
ImageFirst Holdings LLC(c),(r),(u)
Term Loan
3-month Term SOFR + 3.000% 03/12/2032		284,543	283,712
Ingenovis Health, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 5.250% 05/27/2032	9.017%	204,991	142,879
KUEHG Corp.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030	6.482%	197,196	180,517
Mister Car Wash Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 03/27/2031	6.686%	700,000	704,158
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 03/07/2032	5.407%	698,232	692,835
Secretariat Advisors LLC(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% 02/28/2032	4.000%	25,044	23,823
Secretariat Advisors LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 02/28/2032	7.732%	205,268	195,262
TripAdvisor, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.436%	335,652	324,115
Total			8,986,284
Consumer Products 0.0%
Osmosis Buyer Ltd.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/02/2033	6.206%	340,000	341,084
Prestige Brands, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 06/13/2033	5.686%	663,158	666,474
Total			1,007,558
Diversified Manufacturing 0.1%
Cleanova US Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.414%	408,510	406,128
CPI Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	7.725%	157,457	155,555
Dwyer Instruments LLC(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 07/25/2033		27,998	28,033
Dwyer Instruments LLC(c),(u)
Term Loan
3-month Term SOFR + 2.500% 07/25/2033	6.275%	410,632	411,145
LSF12 Crown US Commercial Bidco LLC(c),(r),(u)
Term Loan
1-month Term SOFR + 2.500% 12/02/2031		675,000	677,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(c),(u)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	675,000	673,839
Pelican Products, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.244%	411,170	404,711
Pro Mach Group, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/15/2032	6.186%	646,754	649,160
TK Elevator Midco GmbH(c),(u)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.704%	698,250	701,853
Watlow Electric Manufacturing Co.(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 06/17/2033		70,804	71,143
Watlow Electric Manufacturing Co.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 06/17/2033	6.417%	675,000	678,233
WEC US Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.706%	330,344	330,291
Total			5,187,994
Electric 0.0%
Alpha Generation LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.436%	483,490	481,836
Talen Energy Supply LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 1.750% 12/15/2031	5.479%	327,583	326,208
Total			808,044
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(u)
Term Loan
3-month Term SOFR + 3.000% 10/24/2030	6.732%	247,190	244,100
GFL Environmental Services, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.156%	698,241	699,693
Total			943,793
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Avolon Borrower 1 LLC(c),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	5.402%	1,787,575	1,791,186
Corpay Technologies Operating Company LLC(c),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 11/05/2032	5.435%	673,311	673,203
Neon Maple Purchaser, Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.186%	246,881	240,971
Total			2,705,360
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	7.801%	476,045	476,878
C&S Wholesale Grocers LLC(c),(u)
Term Loan
3-month Term SOFR + 5.000% 09/20/2030	8.732%	764,086	695,800
Golden State Foods LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.235%	675,000	676,390
Naked Juice LLC(c),(u)
Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.232%	1,507,881	1,527,861
Nourish Buyer I, Inc.(c),(r),(u)
Term Loan
3-month Term SOFR + 3.500% 07/09/2032		675,000	678,375
Primo Brands Corp.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.482%	1,186,690	1,193,501
Sazerac Co., Inc.(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.650%	698,246	697,883
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.000% 05/01/2031	7.686%	427,183	431,322
Total			6,378,010
Gaming 0.0%
Caesars Entertainment, Inc.(c),(u)
Tranche A Term Loan
1-month Term SOFR + 2.000% 01/31/2028	5.786%	141,038	139,863
DraftKings, Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.392%	471,038	467,138
Flutter Entertainment PLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.482%	503,275	492,792
J & J Ventures Gaming LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/26/2030	7.186%	268,511	265,490
PCI Gaming Authority(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.686%	696,447	696,314
Pioneer Opco LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033	6.936%	225,006	226,624
Voyager Parent LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.982%	661,014	662,383
Total			2,950,604
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(u)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.176%	179,184	168,931
Bausch + Lomb Corp(c),(u)
Term Loan
1-month Term SOFR + 3.750% 01/15/2031	7.436%	997,500	1,002,986
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dermatology Intermediate Holdings III, Inc.(c),(u)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 03/30/2029	8.073%	772,286	710,503
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.232%	110,929	111,437
ExamWorks Bidco, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/06/2033	6.186%	1,000,000	1,003,580
Heartland Dental LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 08/25/2032	7.186%	592,792	594,523
Hologic, Inc.(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	335,810	330,931
Iqvia, Inc.(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.482%	634,107	635,425
McKesson Medical-Surgical Top Holdings, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/09/2032	5.982%	675,000	677,113
ModivCare Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 5.000% 12/29/2030	8.732%	1,012,161	855,276
QuidelOrtho Corp.(c),(u)
Tranche A Term Loan
1-month Term SOFR + 2.500% 08/21/2030	6.186%	673,215	636,189
TTF Lower Intermediate LLC(c),(u)
Term Loan
3-month Term SOFR + 3.750% 07/18/2031	7.514%	713,954	559,561
Total			7,286,455
Healthcare Insurance 0.0%
Bella Holding Co. LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/16/2033	6.936%	675,000	675,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IMA Financial Group, Inc.(c),(r),(u)
Term Loan
1-month Term SOFR + 3.250% 08/22/2033	6.936%	675,000	675,425
Total			1,351,269
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(e),(u)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.526%	1,111,953	1,095,274
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.526%	1,111,954	1,095,274
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.510%	2,244,162	2,193,669
Total			4,384,217
Home Construction 0.0%
Azuria Water Solutions, Inc.(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.375% 04/25/2033	2.557%	59,294	58,983
Azuria Water Solutions, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 04/25/2033	6.482%	640,706	637,342
Kelso Industries LLC(c),(u)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	9.436%	425,127	415,030
Total			1,111,355
Leisure 0.0%
AMC Entertainment Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 6.000% 01/04/2029	9.652%	1,820,438	1,825,371
City Football Group Ltd.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 07/21/2030	6.801%	579,340	578,071
EOC Borrower LLC(c),(u)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.436%	64,145	64,065
Team SME LLC (The)(c),(r),(u)
Term Loan
1-month Term SOFR + 2.500% 06/23/2032		489,637	489,334
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TKO Worldwide Holdings LLC(c),(u)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.507%	1,117,126	1,115,875
Total			4,072,716
Lodging 0.0%
Four Seasons Holdings, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 1.500% 09/22/2032	5.186%	1,008,847	1,009,392
Hilton Domestic Operating Co., Inc.(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.417%	2,082,792	2,087,478
Total			3,096,870
Media and Entertainment 0.0%
ABG Intermediate Holdings 2 LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	5.936%	114,514	114,781
Cengage Learning, Inc.(c),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.721%	674,156	671,089
Cimpress PLC(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 06/03/2033	6.186%	673,313	674,578
Diamond Sports Net LLC(u)
1st Lien Term Loan
01/02/2028	12.000%	243,157	39,715
Discovery Global Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 06/03/2033	6.186%	308,271	308,872
MH Sub I LLC/Micro Holding Corp.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.936%	372,168	367,657
1-month Term SOFR + 4.250% 12/31/2031	7.936%	180,831	168,061
Oak-Eagle Acquireco, Inc.(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 08/04/2033	7.251%	126,551	127,716
Plano Holdco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.232%	128,375	103,181
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Red Ventures LLC/New Imagitas, Inc.(c),(u)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.500% 03/04/2030	6.186%	408,349	379,617
Research Now Group LLC(c),(u)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	8.984%	218,356	204,890
StubHub Holdco Sub LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.436%	214,930	215,377
Team SME LLC (The)(c),(r),(u)
Term Loan
3-month Term SOFR + 2.75% 06/23/2032		185,363	185,248
Total			3,560,782
Midstream 0.1%
CPPIB OVM Member US LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 08/20/2031	5.982%	696,458	696,952
EMG Utica Midstream Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 3.5% 04/01/2030	7.232%	673,288	674,971
GIP Pilot Acquisition Partners LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 05/19/2033	5.723%	678,487	680,183
Pelican Pipeline LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.482%	700,000	703,500
Third Coast Infrastructure LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% 09/25/2030	6.936%	695,625	700,550
UGI Energy Services LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 02/22/2030	5.686%	74,806	74,806
WhiteWater Matterhorn Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 1.750% 06/16/2032	5.500%	675,000	670,417
Total			4,201,379
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Deep Blue Operating I LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 10/01/2032	5.902%	673,312	674,996
Discovery Energy Holdings Corp.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 05/01/2031	6.732%	700,000	701,967
Total			1,376,963
Other Financial Institutions 0.0%
Acuren Delaware Holdco, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 07/30/2031	6.186%	675,000	677,653
BCP VI Summit Holdings LP(c),(u)
Term Loan
1-month Term SOFR + 2.750% 01/30/2032	6.456%	675,000	677,531
IMC Financing LLC(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 06/21/2032	6.188%	675,000	675,284
NTI Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 4.250% 07/01/2033	8.061%	675,000	664,875
OSTTRA Group Ltd.(c),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% 10/08/2032	6.749%	675,000	675,634
Total			3,370,977
Other Industry 0.1%
APi Group DE, Inc.(c),(u)
Term Loan
1-month Term SOFR + 1.750% 05/16/2033	5.436%	673,312	674,996
Arcwood Environmental, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 04/01/2033	6.823%	243,007	244,526
Asplundh Tree Expert LLC(c),(u)
Term Loan
1-month Term SOFR + 1.750% 05/30/2033	5.436%	657,643	657,505
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bach Finance Ltd.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/09/2032	6.017%	695,268	694,287
Belden, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 07/01/2033	5.936%	675,000	677,248
Chariot Buyer LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.436%	696,608	697,276
LSF12 Helix Parent LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.186%	700,000	699,006
Tecta America Corp.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 02/18/2032	6.186%	842,871	845,282
Total			5,190,126
Other Utility 0.0%
Forgent Power LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 12/20/2032	5.946%	673,313	671,629
Packaging 0.0%
Graham Packaging Co., Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 01/26/2033	5.936%	698,250	699,828
LC Ahab US Bidco LLC(c),(u)
Term Loan
3-month Term SOFR + 2.500% 05/01/2031	6.323%	696,456	693,552
Total			1,393,380
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(c),(u)
Term Loan
1-month Term SOFR + 2.5% 08/01/2032	6.186%	675,000	677,248
BioMarin Pharmaceutical, Inc.(c),(u)
Tranche B Term Loan
6-month Term SOFR + 1.750% 04/27/2033	5.428%	346,640	346,279
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creek Parent, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 08/12/2033	6.640%	1,006,164	1,008,679
Genmab A/S(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 12/13/2032	5.732%	657,692	657,541
Jazz Pharmaceuticals, Inc.(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	5.936%	397,174	398,143
Perrigo Company PLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 04/20/2029	5.686%	355,310	354,127
Total			3,442,017
Property & Casualty 0.0%
Asurion LLC(c),(u)
Tranche B14 1st Lien Term Loan
3-month Term SOFR + 3.750% 02/23/2033	7.573%	698,250	668,281
Broadstreet Partners Group LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.186%	673,481	663,042
Total			1,331,323
Railroads 0.0%
Genesee & Wyoming, Inc.(c),(u)
Term Loan
3-month Term SOFR + 1.750% 04/10/2031	5.482%	698,223	697,246
Restaurants 0.0%
1011778 BC ULC(c),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.436%	403,454	403,381
Dave & Buster’s, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.063%	334,172	258,398
Flynn Restaurant Group LP(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.436%	696,474	671,749
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(c),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.503%	354,169	354,318
Raising Cane’s Restaurants LLC(c),(r),(u)
Term Loan
1-month Term SOFR + 2.000% 06/06/2033	5.651%	1,135,000	1,126,488
SPLAT Super HoldCo LLC(c),(r),(u)
Delayed Draw Term Loan
3-month Term SOFR + 5.000% 07/02/2032	5.000%	17,331	16,491
Term Loan
1-month Term SOFR + 5.000% 07/02/2032	8.686%	404,481	384,863
Whatabrands LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/13/2033	6.392%	675,000	676,532
Total			3,892,220
Retailers 0.0%
CNT Holdings I Corp.(c),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.750% 11/08/2032		675,000	677,167
EG Finco Ltd.(c),(u)
Term Loan
1-month Term SOFR + 3.250% 02/10/2031	6.936%	1,000,000	1,003,440
Great Outdoors Group LLC(c),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.936%	696,465	699,202
Peer Holding III B.V.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 10/14/2032	5.982%	184,537	185,183
Tranche B5B Term Loan
3-month Term SOFR + 2.500% 07/01/2031	6.232%	525,282	527,121
Total			3,092,113
Technology 0.1%
Altar BidCo, Inc.(c),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 3.100% Floor 0.500% 02/01/2029		675,000	677,214
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.250% 02/16/2032	6.936%	700,000	699,251
Barracuda Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.323%	221,337	153,276
Blackhawk Network Holdings, Inc.(c),(u)
Tranche B3 Term Loan
3-month Term SOFR + 3.500% 03/12/2029	7.232%	694,746	689,910
Cloudera, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.536%	593,339	542,247
Coreweave Financing V-V LLC(c),(r),(u),(v)
Delayed Draw Term Loan
1-month Term SOFR + 5.500% 09/01/2031	4.445%	335,000	335,838
Darktrace Finco US LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.988%	377,648	355,699
DTI Holdco, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.686%	574,078	552,946
ECi Macola/MAX Holding LLC(c),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/09/2030		675,000	659,448
Ensono, Inc.(c),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 05/26/2028		634,683	631,024
Genesys Cloud Services Holdings I LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.186%	142,228	138,698
McAfee Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.686%	348,764	329,243
Peraton Corp.(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.673%	457,345	434,162
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Planview Parent, Inc.(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2027	7.232%	1,008,906	856,813
Priority Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.750% 08/02/2032	7.436%	546,012	538,166
Project Alpha Intermediate Holding, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 10/26/2030	6.982%	836,281	602,541
Quartz AcquireCo LLC(c),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% 06/28/2030	5.982%	454,059	395,258
Red Planet Borrower LLC(c),(r),(u)
Term Loan
1-month Term SOFR + 3.750% 09/08/2032		224,582	225,341
Renaissance Holding Corp.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	7.686%	970,845	741,891
Sophos Holdings SARL(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.301%	657,859	639,887
Xerox Corp.(c),(u)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	7.770%	1,114,334	891,467
Total			11,090,320
Transportation Services 0.0%
Carrix, Inc.(c),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.000% 07/27/2033		112,500	112,430
Carrix, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.000% 07/27/2033	5.810%	562,500	562,151
Construction Partners, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.000% 11/03/2031	5.686%	673,741	675,931
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Kenan Advantage Group, Inc. (The)(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 01/25/2029	6.936%		297,909	297,909
Total				1,648,421
Wireless 0.0%
ITG Communications LLC(c),(u)
Term Loan
1-month Term SOFR + 4.750% 07/09/2031	8.436%		253,164	252,321
Wirelines 0.0%
Connect Holding II LLC(c),(r),(u)
Tranche B 1st Lien Delayed Draw Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/03/2031	7.936%		2,194,000	1,870,385
Zayo Group Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	6.801%		164,982	165,145
Total				2,035,530
Total Senior Loans (Cost $131,366,540)				129,710,769

Treasury Bills(a) 0.3%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Treasury Bills
10/27/2026	9.230%	EGP	180,075,000	3,414,692
United States 0.2%
U.S. Treasury Bills
11/12/2026	3.760%		26,791,000	26,590,945
Total Treasury Bills (Cost $29,873,796)				30,005,637

U.S. Government & Agency Obligations 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Residual Funding Corp.(o)
STRIPS
01/15/2030	0.000%		3,040,000	2,610,804
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resolution Funding Corp.(o)
STRIPS
04/15/2030	0.000%	2,360,000	1,984,357
Total U.S. Government & Agency Obligations (Cost $4,730,869)			4,595,161

U.S. Treasury Obligations 17.4%

U.S. Treasury
07/31/2027	2.750%	40,000,000	39,473,438
06/30/2028	4.125%	9,000,000	8,966,953
07/31/2028	4.250%	9,824,000	9,807,499
08/31/2028	4.125%	209,834,300	208,981,848
08/15/2029	4.250%	56,625,200	56,390,736
07/31/2031	4.375%	62,917,000	62,587,669
08/31/2031	4.375%	184,459,900	183,479,957
01/31/2033	4.000%	17,190,000	16,635,354
06/30/2033	4.250%	9,325,000	9,133,400
08/31/2033	4.500%	121,599,100	120,801,106
08/15/2036	4.625%	145,189,600	143,805,762
05/15/2041	4.375%	75,000,000	69,785,156
08/15/2041	1.750%	36,200,000	23,535,656
08/15/2042	3.375%	8,295,000	6,698,213
11/15/2042	2.750%	32,165,000	23,646,301
05/15/2043	3.875%	19,435,000	16,601,741
08/15/2043	3.625%	4,995,000	4,112,290
08/15/2043	4.375%	29,925,000	27,203,695
11/15/2043	4.750%	22,835,000	21,703,954
02/15/2044	3.625%	16,940,000	13,866,978
02/15/2044	4.500%	17,335,000	15,945,491
05/15/2044	4.625%	76,235,000	71,124,873
08/15/2044	4.125%	65,975,000	57,573,496
11/15/2044	4.625%	68,230,000	63,464,561
02/15/2045	4.750%	17,491,000	16,509,864
05/15/2045	5.000%	43,115,000	41,942,811
08/15/2045	4.875%	45,850,000	43,879,883
02/15/2046	4.625%	7,307,000	6,760,117
05/15/2046	5.000%	104,161,000	101,101,271
08/15/2046	5.125%	140,293,600	138,364,563
08/15/2049	2.250%	7,360,000	4,374,600
05/15/2050	1.250%	6,315,000	2,864,445
11/15/2050	1.625%	31,720,000	15,795,569
02/15/2051	1.875%	118,105,000	62,540,288
05/15/2051	2.375%	67,525,000	40,282,883
05/15/2052	2.875%	36,455,000	24,065,996
08/15/2052	3.000%	30,500,000	20,625,625
08/15/2053	4.125%	24,920,000	20,796,519
11/15/2053	4.750%	8,130,000	7,517,709
02/15/2055	4.625%	18,409,000	16,691,785
05/15/2055	4.750%	25,835,000	23,905,448
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2055	4.625%	13,585,000	12,319,897
05/15/2056	5.000%	16,613,300	16,016,260
08/15/2056	5.125%	134,578,000	132,285,968
U.S. Treasury(o),(w)
STRIPS
02/15/2041	0.000%	6,945,000	3,277,399
05/15/2041	0.000%	7,485,000	3,476,886
08/15/2041	0.000%	6,400,000	2,924,631
08/15/2042	0.000%	21,595,000	9,259,431
05/15/2043	0.000%	15,945,000	6,530,611
08/15/2043	0.000%	2,110,000	849,078
11/15/2043	0.000%	8,059,000	3,197,430
02/15/2045	0.000%	8,770,000	3,301,059
U.S. Treasury(o)
STRIPS
11/15/2041	0.000%	4,710,000	2,119,912
02/15/2042	0.000%	280,000	123,887
05/15/2042	0.000%	5,400,000	2,352,892
11/15/2042	0.000%	810,000	341,787
02/15/2043	0.000%	895,000	372,116
02/15/2044	0.000%	980,000	382,904
05/15/2044	0.000%	4,295,000	1,652,665
08/15/2044	0.000%	1,415,000	535,941
02/15/2045	0.000%	695,000	255,941
11/15/2045	0.000%	2,120,000	745,892
05/15/2046	0.000%	1,775,000	607,730
08/15/2048	0.000%	1,910,000	579,012
02/15/2049	0.000%	2,000,000	590,595
Total U.S. Treasury Obligations (Cost $2,164,989,938)			2,067,445,427

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $774,832)	555,186

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(x),(y)	689,136,604	688,792,036
Total Money Market Funds (Cost $688,762,380)		688,792,036
Total Investments in Securities (Cost: $12,996,396,435)		12,592,228,735
Other Assets & Liabilities, Net		(724,306,921)
Net Assets		11,867,921,814
At August 31, 2026, securities and/or cash totaling $70,722,989 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
43,034,349 AUD	29,627,859 USD	Citi	09/11/2026	—	(1,206,555)
73,525,936 EUR	83,980,222 USD	Citi	09/11/2026	—	(1,453,828)
2,007,720 AUD	1,398,321 USD	Goldman Sachs	09/11/2026	—	(40,225)
4,334,090 AUD	3,040,803 USD	JPMorgan	09/11/2026	—	(64,602)
724,918 EUR	845,152 USD	JPMorgan	09/11/2026	2,827	—
3,168,173 EUR	3,628,334 USD	JPMorgan	09/11/2026	—	(52,949)
148,417,514 GBP	195,838,527 USD	JPMorgan	09/11/2026	—	(5,269,431)
10,568,212 USD	9,184,237 EUR	JPMorgan	09/11/2026	103,487	—
1,005,304 USD	860,407 EUR	JPMorgan	09/11/2026	—	(5,547)
11,806,855 USD	8,970,423 GBP	JPMorgan	09/11/2026	348,203	—
1,313,947 EUR	1,519,655 USD	Morgan Stanley	10/30/2026	—	(10,052)
Total				454,517	(8,103,189)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	55	12/2026	USD	5,974,375	—	(8,696)
U.S. Long Bond	285	12/2026	USD	30,958,125	—	(318,983)
U.S. Treasury 10-Year Note	724	12/2026	USD	77,943,125	—	(425,710)
U.S. Treasury 10-Year Note	1,487	12/2026	USD	160,084,844	—	(786,038)
U.S. Treasury 2-Year Note	543	12/2026	USD	111,442,266	—	(265,181)
U.S. Treasury 2-Year Note	6,322	12/2026	USD	1,297,491,725	—	(2,752,758)
U.S. Treasury 5-Year Note	3,303	12/2026	USD	349,137,422	—	(1,596,082)
U.S. Treasury 5-Year Note	5,427	12/2026	USD	573,650,859	—	(3,138,049)
U.S. Treasury Ultra 10-Year Note	407	12/2026	USD	44,534,703	—	(175,645)
U.S. Treasury Ultra 10-Year Note	2,486	12/2026	USD	272,022,781	—	(1,804,980)
U.S. Treasury Ultra Bond	1,652	12/2026	USD	181,771,625	645,077	—
Total					645,077	(11,272,122)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(343)	09/2026	AUD	(36,708,735)	303,058	—
Australian 3-Year Bond	(303)	09/2026	AUD	(31,424,591)	80,440	—
Euro-Bobl	(287)	09/2026	EUR	(32,517,100)	424,977	—
Euro-Bund	(163)	09/2026	EUR	(20,091,380)	452,409	—
Euro-Buxl 30-Year	(40)	09/2026	EUR	(4,146,400)	209,833	—
Euro-Schatz	(158)	09/2026	EUR	(16,636,610)	56,672	—
Long Gilt	(64)	12/2026	GBP	(5,512,960)	6,535	—
U.S. Long Bond	(47)	12/2026	USD	(5,105,375)	35,853	—
U.S. Treasury Ultra 10-Year Note	(454)	12/2026	USD	(49,677,531)	215,429	—
U.S. Treasury Ultra Bond	(160)	12/2026	USD	(17,605,000)	59,888	—
Total					1,845,094	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	180,470,000	180,470,000	4.31	09/08/2026	406,795	65,023
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	167,615,000	167,615,000	4.24	10/06/2026	243,042	349,008
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	34,915,000	34,915,000	4.36	10/30/2026	124,995	141,155
Total							774,832	555,186

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(360,940,000)	(360,940,000)	3.33	12/07/2026	(454,000)	(90,235)
2-Year OTC interest rate swap with JPMorgan to receive SONIA and pay exercise rate	JPMorgan	GBP	(125,525,000)	(125,525,000)	3.94	10/26/2026	(100,334)	(42,028)
Total							(554,334)	(132,263)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SONIA	JPMorgan	GBP	(125,525,000)	(125,525,000)	4.94	10/26/2026	(221,564)	(75,825)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	404,861	—	—	404,861	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	07/08/2028	USD	40,775,000	(152,934)	—	—	—	(152,934)
Fixed rate of 3.886%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/01/2031	USD	16,280,000	(247,014)	—	—	—	(247,014)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	(2,688,015)	—	—	—	(2,688,015)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	08/11/2046	USD	5,005,000	(182,613)	—	—	—	(182,613)
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(2,900,412)	—	—	—	(2,900,412)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	521,356	—	—	521,356	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	1,169,873	—	—	1,169,873	—
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	3,062,059	—	—	3,062,059	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	3,437,822	—	—	3,437,822	—
SOFR	Fixed rate of 4.132%	Receives Annually, Pays Annually	JPMorgan	06/01/2056	USD	22,141,000	215,401	—	—	215,401	—
SOFR	Fixed rate of 4.127%	Receives Annually, Pays Annually	JPMorgan	06/04/2056	USD	22,141,000	214,856	—	—	214,856	—
SOFR	Fixed rate of 3.870%	Receives Annually, Pays Annually	JPMorgan	08/11/2056	USD	4,045,000	181,603	—	—	181,603	—
SOFR	Fixed rate of 3.459%	Receives Annually, Pays Annually	Morgan Stanley	02/25/2027	USD	158,500,000	573,826	—	—	573,826	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.618%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2027	USD	15,000,000	36,227	—	—	36,227	—
SOFR	Fixed rate of 3.299%	Receives Annually, Pays Annually	Morgan Stanley	02/24/2028	USD	130,000,000	1,942,502	—	—	1,942,502	—
SOFR	Fixed rate of 3.502%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2028	USD	20,500,000	232,937	—	—	232,937	—
SOFR	Fixed rate of 3.389%	Receives Monthly, Pays Monthly	Morgan Stanley	02/04/2029	USD	144,000,000	2,555,588	—	—	2,555,588	—
SOFR	Fixed rate of 3.457%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2029	USD	18,000,000	348,202	—	—	348,202	—
SOFR	Fixed rate of 3.366%	Receives Annually, Pays Annually	Morgan Stanley	02/23/2031	USD	100,000,000	3,686,657	—	—	3,686,657	—
SOFR	Fixed rate of 3.499%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2031	USD	15,700,000	487,104	—	—	487,104	—
SOFR	Fixed rate of 3.499%	Receives Annually, Pays Annually	Morgan Stanley	02/24/2033	USD	51,000,000	2,302,762	—	—	2,302,762	—
SOFR	Fixed rate of 3.607%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2033	USD	8,100,000	314,580	—	—	314,580	—
SOFR	Fixed rate of 3.607%	Receives Annually, Pays Annually	Morgan Stanley	02/25/2036	USD	8,100,000	486,619	—	—	486,619	—
SOFR	Fixed rate of 3.764%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2036	USD	4,800,000	229,134	—	—	229,134	—
Fixed rate of 3.997%	SOFR	Receives Annually, Pays Annually	Morgan Stanley	03/20/2041	USD	1,600,000	(90,704)	—	—	—	(90,704)
Fixed rate of 4.100%	SOFR	Receives Annually, Pays Annually	Morgan Stanley	03/20/2051	USD	950,000	(71,742)	—	—	—	(71,742)
Total							16,070,535	—	—	22,403,969	(6,333,434)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.013	USD	41,846,000	2,195,951	—	—	2,195,951	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $3,950,650,066, which represents 33.29% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $8,295,413, which represents 0.07% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $111,062, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	2,996	29,960	111,062

(k)	Perpetual security with no specified maturity date.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.

(m)	Represents a security in default.
(n)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(o)	Zero coupon bond.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2026:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
10/13/2056 5.000%	(7,500,000)	10/13/2026	(7,285,547)	(7,225,347)

(r)	Represents a security purchased on a forward commitment basis.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(u)
The stated interest rate represents the weighted average interest rate at August 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)
At August 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Azuria Water Solutions, Inc. Delayed Draw Term Loan 04/25/2033 2.557%	45,569
Carrix, Inc. Delayed Draw Term Loan 07/27/2033	112,500
Coreweave Financing V-V LLC Delayed Draw Term Loan 09/01/2031 4.445%	182,228
Dwyer Instruments LLC Delayed Draw Term Loan 07/25/2033	27,998
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 3.500%	83,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
Borrower	Unfunded Commitment ($)
HighTower Holding LLC Delayed Draw Term Loan 02/03/2032	146,250
Secretariat Advisors LLC Delayed Draw Term Loan 02/28/2032 4.000%	25,044
Watlow Electric Manufacturing Co. Delayed Draw Term Loan 06/17/2033	70,804

(w)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(x)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(y)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	1,881,749,199	10,425,202,786	(11,618,191,600)	31,651	688,792,036	(187,646)	40,902,215	689,136,604
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	1,440,918,140	4,025,385	1,444,943,525
Commercial Mortgage-Backed Securities - Agency	—	36,368,933	—	36,368,933
Commercial Mortgage-Backed Securities - Non-Agency	—	766,908,921	—	766,908,921
Common Stocks
Communication Services	—	1,652,781	—	1,652,781
Energy	—	—	16	16
Financials	—	26,227	759,523	785,750
Health Care	—	957,497	—	957,497
Total Common Stocks	—	2,636,505	759,539	3,396,044
Convertible Bonds	—	1,569,345	—	1,569,345
Convertible Preferred Stocks
Communication Services	—	—	111,062	111,062
Total Convertible Preferred Stocks	—	—	111,062	111,062
Corporate Bonds & Notes	—	3,256,415,483	8,184,351	3,264,599,834
Foreign Government Obligations	—	386,012,200	—	386,012,200
Municipal Bonds	—	10,790,692	—	10,790,692
Residential Mortgage-Backed Securities - Agency	—	3,037,547,600	—	3,037,547,600
Residential Mortgage-Backed Securities - Non-Agency	—	718,613,145	263,218	718,876,363
Senior Loans	—	125,326,552	4,384,217	129,710,769
Treasury Bills	—	30,005,637	—	30,005,637
U.S. Government & Agency Obligations	—	4,595,161	—	4,595,161
U.S. Treasury Obligations	—	2,067,445,427	—	2,067,445,427
Put Option Contracts Purchased	—	555,186	—	555,186
Money Market Funds	688,792,036	—	—	688,792,036
Total Investments in Securities	688,792,036	11,885,708,927	17,727,772	12,592,228,735
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Sale Commitments	—	(7,225,347)	—	(7,225,347)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	454,517	—	454,517
Futures Contracts	2,490,171	—	—	2,490,171
Swap Contracts	—	24,599,920	—	24,599,920
Liability
Forward Foreign Currency Exchange Contracts	—	(8,103,189)	—	(8,103,189)
Futures Contracts	(11,272,122)	—	—	(11,272,122)
Call Option Contracts Written	—	(132,263)	—	(132,263)
Put Option Contracts Written	—	(75,825)	—	(75,825)
Swap Contracts	—	(6,333,434)	—	(6,333,434)
Total	680,010,085	11,888,893,306	17,727,772	12,586,631,163
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $12,306,859,223)	$11,902,881,513
Affiliated issuers (cost $688,762,380)	688,792,036
Option contracts purchased (cost $774,832)	555,186
Cash	334,891
Foreign currency (cost $1,722,811)	1,722,222
Cash collateral held at broker for:
TBA	7,516,160
Other(a)	5,220,000
Margin deposits on:
Futures contracts	30,157,295
Swap contracts	13,133,000
Unrealized appreciation on forward foreign currency exchange contracts	454,517
Receivable for:
Investments sold	53,406,788
Investments sold on a delayed delivery basis	148,099,994
Capital shares sold	47,803,660
Dividends	2,646,259
Interest	88,870,528
Foreign tax reclaims	162,482
Variation margin for futures contracts	548,408
Variation margin for swap contracts	766,961
Prepaid expenses	35,027
Deferred compensation of board members	869,075
Total assets	12,993,976,002
Liabilities
Option contracts written, at value (premiums received $775,898)	208,088
Forward sale commitments, at value (proceeds receivable $7,285,547)	7,225,347
Unrealized depreciation on forward foreign currency exchange contracts	8,103,189
Payable for:
Investments purchased	124,889,915
Investments purchased on a delayed delivery basis	919,720,057
Capital shares redeemed	14,448,238
Distributions to shareholders	45,093,328
Variation margin for futures contracts	3,762,698
Variation margin for swap contracts	427,135
Interest on forward sale commitments	26,042
Management services fees	429,692
Transfer agent fees	270,779
Compensation of board members	11,168
Other expenses	222,654
Deferred compensation of board members	1,215,858
Total liabilities	1,126,054,188
Net assets applicable to outstanding capital stock	$11,867,921,814
Represented by
Paid in capital	13,781,717,743
Total distributable earnings (loss)	(1,913,795,929)
Total - representing net assets applicable to outstanding capital stock	$11,867,921,814
Institutional Class
Net assets	$11,867,921,814
Shares outstanding	1,398,029,961
Net asset value per share	$8.49

(a)	Includes collateral related to option contracts purchased, option contracts written and forward foreign currency exchange contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$40,902,215
Interest	577,901,318
Interfund lending	20,990
Total income	618,824,523
Expenses:
Management services fees	56,218,021
Transfer agent fees
Institutional Class	3,999,758
Custodian fees	211,815
Printing and postage fees	256,182
Registration fees	156,424
Accounting services fees	56,106
Legal fees	187,159
Interest on collateral	61,334
Compensation of chief compliance officer	2,066
Compensation of board members	136,142
Deferred compensation of board members	97,283
Other	167,972
Total expenses	61,550,262
Net investment income	557,274,261
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(67,526,169)
Investments — affiliated issuers	(187,646)
Foreign currency translations	59,488
Forward foreign currency exchange contracts	4,943,397
Futures contracts	(64,551,364)
Option contracts purchased	(341,061)
Option contracts written	458,238
Swap contracts	3,963,963
Net realized loss	(123,181,154)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(171,474,029)
Investments — affiliated issuers	31,651
Foreign currency translations	(19,012)
Forward sale commitments	60,200
Forward foreign currency exchange contracts	(8,022,132)
Futures contracts	(13,322,185)
Option contracts purchased	61,533
Option contracts written	567,810
Swap contracts	17,831,735
Net change in unrealized appreciation (depreciation)	(174,284,429)
Net realized and unrealized loss	(297,465,583)
Net increase in net assets resulting from operations	$259,808,678
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$557,274,261	$588,791,393
Net realized loss	(123,181,154)	(197,360,215)
Net change in unrealized appreciation (depreciation)	(174,284,429)	45,706,924
Net increase in net assets resulting from operations	259,808,678	437,138,102
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(565,519,380)	(593,351,100)
Total distributions to shareholders	(565,519,380)	(593,351,100)
Increase (decrease) in net assets from capital stock activity	(1,383,735,087)	364,549,694
Total increase (decrease) in net assets	(1,689,445,789)	208,336,696
Net assets at beginning of year	13,557,367,603	13,349,030,907
Net assets at end of year	$11,867,921,814	$13,557,367,603

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	254,311,056	2,208,443,227	389,108,383	3,353,783,407
Distributions reinvested	65,038,968	565,519,119	68,556,157	593,351,100
Shares redeemed	(478,977,662)	(4,157,697,433)	(416,420,878)	(3,582,584,813)
Net increase (decrease)	(159,627,638)	(1,383,735,087)	41,243,662	364,549,694

Total net increase (decrease)	(159,627,638)	(1,383,735,087)	41,243,662	364,549,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$8.70	$8.80	$8.52	$8.94	$10.46
Income (loss) from investment operations:
Net investment income	0.38	0.38	0.38	0.34	0.21
Net realized and unrealized gain (loss)	(0.20)	(0.09)	0.29	(0.42)	(1.49)
Total from investment operations	0.18	0.29	0.67	(0.08)	(1.28)
Distributions to shareholders
Distributions from net investment income	(0.39)	(0.39)	(0.39)	(0.34)	(0.20)
Distributions from net realized gains	—	—	—	—	(0.04)
Total distributions to shareholders	(0.39)	(0.39)	(0.39)	(0.34)	(0.24)
Net asset value, end of period	$8.49	$8.70	$8.80	$8.52	$8.94
Total return	1.99%	3.36%	8.13%	(0.87%)	(12.40%)
Ratios to average net assets
Total gross expenses(a)	0.48%(b)	0.48%(b)	0.49%(b),(c)	0.50%(b)	0.50%(b)
Total net expenses(a),(d)	0.48%(b)	0.48%(b)	0.49%(b),(c)	0.49%(b)	0.49%(b)
Net investment income	4.33%	4.45%	4.51%	3.90%	2.15%
Supplemental data
Net assets, end of period (in thousands)	$11,867,922	$13,557,368	$13,349,031	$11,318,473	$10,648,886
Portfolio turnover	226%	225%	236%	290%	284%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,195,951 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	454,517
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,490,171 *
Interest rate risk	Investments, at value — Option contracts purchased	555,186
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	22,403,969 *
Total		28,099,794

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	8,103,189
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	11,272,122 *
Interest rate risk	Option contracts written, at value	208,088
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,333,434 *
Total		25,916,833

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	4,157,280	4,157,280
Foreign exchange risk	4,943,397	—	—	—	—	4,943,397
Interest rate risk	—	(64,551,364)	(341,061)	458,238	(193,317)	(64,627,504)
Total	4,943,397	(64,551,364)	(341,061)	458,238	3,963,963	(55,526,827)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	2,606,181	2,606,181
Foreign exchange risk	(8,022,132)	—	—	—	—	(8,022,132)
Interest rate risk	—	(13,322,185)	61,533	567,810	15,225,554	2,532,712
Total	(8,022,132)	(13,322,185)	61,533	567,810	17,831,735	(2,883,239)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,857,405,477
Futures contracts — short	196,701,517
Credit default swap contracts — buy protection	1,231,493
Credit default swap contracts — sell protection	171,499,738

Derivative instrument	Average value ($)
Option contracts purchased	347,201
Option contracts written	(156,214)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	581,537	(2,208,754)
Interest rate swap contracts	9,745,991	(3,981,212)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	Citi	Goldman Sachs	JPMorgan(a)	JPMorgan(a)	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Centrally cleared interest rate swap contracts (b)	$-	-	494,903	-	272,058	-	766,961
Forward foreign currency exchange contracts	-	-	-	454,517	-	-	454,517
Put option contracts purchased	-	-	-	555,186	-	-	555,186
Total assets	-	-	494,903	1,009,703	272,058	-	1,776,664
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	12,620	-	12,620
Centrally cleared interest rate swap contracts (b)	-	-	377,613	-	36,902	-	414,515
Forward foreign currency exchange contracts	2,660,383	40,225	-	5,392,529	-	10,052	8,103,189
Call option contracts written	-	-	-	132,263	-	-	132,263
Put option contracts written	-	-	-	75,825	-	-	75,825
Total liabilities	2,660,383	40,225	377,613	5,600,617	49,522	10,052	8,738,412
Total financial and derivative net assets	(2,660,383)	(40,225)	117,290	(4,590,914)	222,536	(10,052)	(6,961,748)
Total collateral received (pledged) (c)	-	-	-	(4,590,914)	-	-	(4,590,914)
Net amount (d)	$(2,660,383)	(40,225)	117,290	-	222,536	(10,052)	(2,370,834)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.44% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.03
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Institutional Class	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, passive foreign investment company (pfic) holdings, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
12,183,578	(12,183,577)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
565,519,380	—	565,519,380	593,351,100	—	593,351,100
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
48,860,432	—	(1,500,994,613)	(415,383,889)
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
13,002,015,052	66,151,537	(481,535,426)	(415,383,889)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(700,115,370)	(800,879,243)	(1,500,994,613)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,080,519,475 and $29,018,407,529, respectively, for the year ended August 31, 2026, of which $22,233,315,554 and $23,972,841,449, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	17,270,000	4.42	10
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Total Return Bond Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Total Return Bond Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multi-Manager Total Return Bond Strategies Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Multi-Manager Total Return Bond Strategies Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Total Return Bond Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P., PGIM, Inc., TCW Investment Management Company LLC and Voya Investment Management Co. LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of the Subadvisory Agreements in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Multi-Manager Total Return Bond Strategies Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN101_(10/26)

Multi-Manager Small Cap Equity Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 80.9%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	6,986	210,768
IDT Corp., Class B	19,378	1,321,967
Total		1,532,735
Entertainment 0.8%
IMAX Corp.(a)	80,278	4,110,234
Playtika Holding Corp.	295,028	669,714
Sphere Entertainment Co.(a)	31,995	4,360,918
Total		9,140,866
Interactive Media & Services 0.4%
Bumble, Inc., Class A(a)	130,190	356,721
Match Group, Inc.	32,859	1,335,718
Nextdoor Holdings, Inc.(a)	542,841	1,221,392
Pinterest, Inc., Class A(a)	22,051	478,727
Shutterstock, Inc.	24,250	134,345
Snap, Inc., Class A(a)	32,617	181,024
Taboola.com Ltd.(a)	181,293	676,223
ZipRecruiter, Inc., Class A(a)	83,522	355,804
Total		4,739,954
Media 0.6%
Liftoff Mobile, Inc.(a)	65,996	1,226,206
National CineMedia, Inc.	95,500	240,660
Nexxen International Ltd.(a)	18,602	181,369
PubMatic, Inc., Class A(a)	121,100	2,013,893
Scholastic Corp.	47,965	1,841,856
Stagwell, Inc.(a)	114,000	989,520
Versant Media Group, Inc.	5,742	236,111
Total		6,729,615
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	34,258	360,052
Total Communication Services		22,503,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Automobile Components 1.7%
Adient PLC(a)	103,773	1,968,574
Cooper-Standard Holding, Inc.(a)	44,834	1,200,655
Dana, Inc.	66,282	1,987,134
Fox Factory Holding Corp.(a)	17,100	349,353
Gentex Corp.	51,700	1,156,529
Goodyear Tire & Rubber Co. (The)(a)	529,349	3,319,018
Holley, Inc.(a)	60,874	174,100
Lear Corp.	26,351	3,293,612
Patrick Industries, Inc.	18,634	1,522,770
Stoneridge, Inc.(a)	40,208	278,239
Strattec Security Corp.(a)	16,779	1,176,879
Versigent PLC(a)	24,200	1,147,080
Visteon Corp.	24,078	2,451,622
Total		20,025,565
Automobiles 0.3%
Harley-Davidson, Inc.	30,400	839,040
Thor Industries, Inc.	16,600	1,261,600
Winnebago Industries, Inc.	35,300	1,062,177
Total		3,162,817
Broadline Retail 0.4%
1stdibs.com, Inc.(a)	24,359	106,449
Dillard’s, Inc., Class A	969	606,565
Etsy, Inc.(a)	3,798	308,892
Global-e Online Ltd.(a)	49,798	1,859,955
Macy’s, Inc.	13,200	289,872
Ollie’s Bargain Outlet Holdings, Inc.(a)	14,460	1,090,573
Total		4,262,306
Distributors 0.4%
Gold.com, Inc.	64,552	2,902,903
LKQ Corp.	27,900	700,290
Pool Corp.	3,300	615,516
Total		4,218,709
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.1%
H&R Block, Inc.	23,400	1,208,610
Phoenix Education Partners, Inc.	6,659	193,844
Total		1,402,454
Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc.(a)	19,900	231,636
Boyd Gaming Corp.	41,930	3,253,349
Brightstar Lottery PLC	126,453	1,425,125
Brinker International, Inc.(a)	8,416	1,923,056
Choice Hotels International, Inc.	6,000	620,160
Churchill Downs, Inc.	13,000	1,137,240
El Pollo Loco Holdings, Inc.(a)	14,300	218,361
Hilton Grand Vacations, Inc.(a)	27,700	1,174,757
Life Time Group Holdings, Inc.(a)	59,916	2,517,670
Marriott Vacations Worldwide Corp.	7,200	750,672
Monarch Casino & Resort, Inc.	3,200	385,440
Portillo’s, Inc., Class A(a)	69,700	318,529
Red Rock Resorts, Inc., Class A	11,000	617,760
Target Hospitality Corp.(a)	15,646	289,764
Travel + Leisure Co.	13,000	893,880
United Parks & Resorts, Inc.(a)	17,800	712,178
Vail Resorts, Inc.	5,700	780,387
Wendy’s Co. (The)	99,600	826,680
Wyndham Hotels & Resorts, Inc.	29,862	2,199,635
Total		20,276,279
Household Durables 0.9%
Century Communities, Inc.	5,000	337,750
Cricut, Inc.	155,061	914,860
Ethan Allen Interiors, Inc.	65,409	1,546,923
Flexsteel Industries, Inc.	12,942	1,029,407
Green Brick Partners, Inc.(a)	4,600	332,212
Helen of Troy Ltd.(a)	55,567	1,672,567
Hovnanian Enterprises, Inc., Class A(a)	924	114,696
KB Home	6,200	330,460
La-Z-Boy, Inc.	7,163	226,637
Lifetime Brands, Inc.	4,866	45,984
M/I Homes, Inc.(a)	2,708	402,977
Somnigroup International, Inc.	9,225	597,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Sonos, Inc.(a)	112,133	1,749,275
Whirlpool Corp.	14,900	608,516
Total		9,909,563
Leisure Products 0.8%
American Outdoor Brands, Inc.(a)	239	2,526
Brunswick Corp.	15,900	1,206,810
Callaway Golf Co.(a)	291,330	4,576,794
Funko, Inc., Class A(a)	155,872	1,047,460
Johnson Outdoors, Inc., Class A	13,589	611,505
Mattel, Inc.(a)	69,800	1,043,510
Polaris, Inc.	9,400	606,676
YETI Holdings, Inc.(a)	12,800	525,440
Total		9,620,721
Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A(a)	6,100	872,788
Academy Sports & Outdoors, Inc.	21,100	906,456
Arhaus, Inc.	54,900	478,179
Asbury Automotive Group, Inc.(a)	6,100	1,289,540
AutoNation, Inc.(a)	4,700	945,875
Bath & Body Works, Inc.	36,700	706,475
Citi Trends, Inc.(a)	19,556	1,331,079
Designer Brands, Inc.	103,400	565,598
Five Below, Inc.(a)	2,023	499,357
Genesco, Inc.(a)	33,091	1,107,556
Group 1 Automotive, Inc.	4,800	1,293,792
Haverty Furniture Companies, Inc.	22,753	620,474
Lands’ End, Inc.(a)	24,049	284,500
Lithia Motors, Inc., Class A	6,748	2,478,675
Shoe Station Group, Inc.	39,734	544,356
Sonic Automotive, Inc., Class A	8,929	702,266
Sportsman’s Warehouse Holdings, Inc.(a)	21,913	26,077
Stitch Fix, Inc., Class A(a)	281,942	893,756
Upbound Group, Inc.	70,800	1,295,640
Victoria’s Secret & Co.(a)	23,447	2,002,608
Warby Parker, Inc., Class A(a)	79,239	1,949,279
Wayfair, Inc., Class A(a)	1,889	187,521
Winmark Corp.	9,550	3,177,476
Zumiez, Inc.(a)	44,751	801,043
Total		24,960,366
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.(a)	42,000	556,500
Carter’s, Inc.	7,600	246,164
Columbia Sportswear Co.	23,857	1,369,392
Crocs, Inc.(a)	7,300	878,774
Deckers Outdoor Corp.(a)	6,692	582,739
Fossil Group, Inc.(a)	14,654	72,830
G-III Apparel Group Ltd.	30,000	977,700
Kontoor Brands, Inc.	10,400	784,264
Levi Strauss & Co., Class A	103,224	2,142,930
Movado Group, Inc.	48,771	1,645,046
PVH Corp.	11,600	860,256
Steven Madden Ltd.	15,700	677,926
Superior Group of Cos, Inc.	6,110	73,015
VF Corp.	88,191	1,185,287
Total		12,052,823
Total Consumer Discretionary		109,891,603
Consumer Staples 2.2%
Beverages 0.1%
Molson Coors Beverage Co., Class B	26,800	1,065,568
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The)	78,123	5,067,839
Maplebear, Inc.(a)	18,567	938,005
The Chefs’ Warehouse(a)	36,639	4,120,788
Total		10,126,632
Food Products 0.7%
Conagra Brands, Inc.	51,600	826,632
Dole PLC	66,513	921,205
Flowers Foods, Inc.	91,000	629,720
Hain Celestial Group, Inc. (The)(a)	196,167	146,223
Ingredion, Inc.	10,500	1,086,330
John B. Sanfilippo & Son, Inc.	7,900	582,151
Lamb Weston Holdings, Inc.	12,600	687,078
Marzetti Co. (The)	7,300	822,345
Mission Produce, Inc.(a)	20,200	256,944
Pilgrim’s Pride Corp.(a)	17,100	536,598
Common Stocks (continued)
Issuer	Shares	Value ($)
Simply Good Foods Co. (The)(a)	76,400	874,780
Smithfield Foods, Inc.	16,981	372,054
Total		7,742,060
Household Products 0.1%
Central Garden & Pet Co.(a)	5,100	219,198
Energizer Holdings, Inc.	14,900	324,522
Reynolds Consumer Products, Inc.	37,700	872,755
Total		1,416,475
Personal Care Products 0.4%
BellRing Brands, Inc.(a)	80,000	861,600
Herbalife Ltd.(a)	159,877	1,757,048
Interparfums, Inc.	5,500	645,865
Nature’s Sunshine Products, Inc.(a)	45,924	649,825
Nu Skin Enterprises, Inc., Class A	17,446	81,822
Usana Health Sciences, Inc.(a)	32,113	457,931
Total		4,454,091
Total Consumer Staples		24,804,826
Energy 5.1%
Energy Equipment & Services 1.8%
Atlas Energy Solutions, Inc.(a)	75,000	982,500
Cactus, Inc., Class A	66,254	4,658,981
Core Laboratories, Inc.	46,700	580,481
DMC Global Inc(a)	38,755	273,998
Drilling Tools International Corp.(a)	17,212	42,514
Expro Ltd.(a)	46,349	839,844
Flowco Holdings, Inc., Class A	42,300	928,062
Forum Energy Technologies, Inc.(a)	39,684	3,252,897
Helix Energy Solutions Group, Inc.(a)	90,900	936,270
Innovex International, Inc.(a)	37,900	1,162,393
National Energy Services Reunited Corp.(a)	19,300	677,623
Noble Corp PLC	17,800	815,774
NOV, Inc.	58,600	1,247,594
Oil States International, Inc.(a)	102,213	901,519
ProPetro Holding Corp.(a)	30,600	347,616
Ranger Energy Services, Inc., Class A	55,617	928,804
RPC, Inc.	83,700	546,561
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Tidewater, Inc.(a)	8,800	819,456
Weatherford International PLC	11,100	1,085,247
Total		21,028,134
Oil, Gas & Consumable Fuels 3.3%
Amplify Energy Corp.(a)	93,094	458,022
Baytex Energy Corp.	238,788	1,162,898
California Resources Corp.	10,200	540,906
Clean Energy Fuels Corp.(a)	20,125	31,999
Crescent Energy Co., Class A	95,051	1,301,248
CVR Energy, Inc.	27,600	1,155,336
Delek U.S. Holdings, Inc.	17,600	1,308,384
DHT Holdings, Inc.	17,157	336,277
Excelerate Energy, Inc., Class A	36,322	1,439,078
Granite Ridge Resources, Inc.	103,232	519,257
Green Plains, Inc.(a)	192,590	2,782,925
Gulfport Energy Corp.(a)	8,149	1,462,338
HF Sinclair Corp.	3,916	397,905
Kinetik Holdings, Inc.	44,769	2,454,684
Kosmos Energy Ltd.(a)	341,600	976,976
Murphy Oil Corp.	29,700	1,081,674
NextDecade Corp.(a)	183,300	1,382,082
Northern Oil & Gas, Inc.	36,500	949,365
Par Pacific Holdings, Inc.(a)	10,300	823,176
PBF Energy, Inc., Class A	20,421	1,490,529
PrimeEnergy Resources Corp.(a)	2,463	519,890
REX American Resources Corp.(a)	28,100	1,154,348
SFL Corp Ltd.	49,253	613,200
SM Energy Co.	75,739	2,815,976
Talos Energy, Inc.(a)	73,700	1,272,062
Teekay Tankers Ltd., Class A	52,377	4,695,074
VAALCO Energy, Inc.	211,200	1,254,528
World Kinect Corp.	99,631	3,561,808
Total		37,941,945
Total Energy		58,970,079
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.7%
Banks 10.5%
1st Source Corp.	4,772	408,626
Ameris Bancorp	38,668	3,257,779
Ames National Corp.	7,600	239,324
Arrow Financial Corp.	8,599	324,526
Associated Banc-Corp.	37,008	1,132,815
Avidbank Holdings, Inc.(a)	3,112	97,841
Avidia Bancorp, Inc.	15,500	343,325
Banc of California, Inc.	201,778	3,757,106
Bank of NT Butterfield & Son Ltd. (The)	33,152	1,951,990
Bank7 Corp.	10,564	542,567
BankUnited, Inc.	121,919	5,559,506
Banner Corp.	9,100	638,274
BayCom Corp.	24,611	734,146
BCB Bancorp, Inc.	62,693	536,025
Beacon Financial Corp.	41,284	1,281,868
BOK Financial Corp.	4,703	639,984
Bridgewater Bancshares, Inc.(a)	57,300	1,207,311
Business First Bancshares, Inc.	21,000	651,420
Byline Bancorp, Inc.	16,355	620,182
Camden National Corp.	11,300	638,224
Capital Bancorp, Inc.	11,700	422,838
Capital City Bank Group, Inc.	7,684	387,888
Capitol Federal Financial, Inc.	37,000	318,570
Cathay General Bancorp	15,700	960,997
Central Pacific Financial Corp.	16,949	630,842
CF Bankshares, Inc.	9,500	328,320
Chemung Financial Corp.	1,746	141,548
ChoiceOne Financial Services, Inc.	20,800	690,768
Citizens & Northern Corp.	13,300	337,022
Civista Bancshares, Inc.	24,600	663,708
CNB Financial Corp.	24,800	838,736
CoastalSouth Bancshares, Inc.	20,200	553,682
Columbia Financial, Inc.	100,900	1,172,458
Community Trust Bancorp, Inc.	14,563	1,108,681
ConnectOne Bancorp, Inc.	35,670	1,121,465
Cullen/Frost Bankers, Inc.	4,557	733,085
CVB Financial Corp.	44,055	976,699
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Bancorp Montana, Inc.	19,088	426,617
Eagle Bancorp, Inc.	41,200	1,124,348
Eagle Financial Services, Inc.	8,400	347,004
Enterprise Financial Services Corp.	21,864	1,382,461
Equity Bancshares, Inc., Class A	4,899	241,815
Farmers & Merchants Bancorp, Inc.	15,900	539,805
Farmers National Banc Corp.	84,664	1,321,605
FB Financial Corp.	8,412	479,148
Finward Bancorp	4,100	176,423
First BanCorp	210,280	5,862,606
First Bank	19,884	353,935
First Busey Corp.	37,509	1,129,021
First Business Financial Services, Inc.	2,486	173,697
First Community Corp.	9,343	309,253
First Financial Corp.	20,935	1,638,792
First Hawaiian, Inc.	48,100	1,231,841
First Internet Bancorp	29,539	807,596
First Merchants Corp.	30,431	1,261,974
First Mid Bancshares, Inc.	6,410	318,962
First Western Financial, Inc.(a)	11,417	353,585
FirstSun Capital Bancorp(a)	28,775	1,151,288
Five Star Bancorp	21,962	1,006,299
Flagstar Bank	92,800	1,235,168
Forbright, Inc., Class A(a)	34,500	629,970
Franklin Financial Services Corp.	2,952	182,876
Great Southern Bancorp, Inc.	15,631	1,223,438
Hanmi Financial Corp.	83,890	2,600,590
Hanover Bancorp, Inc.	23,162	618,889
HBT Financial, Inc.	25,702	911,907
Hilltop Holdings, Inc.	125,779	4,785,891
Hingham Institution for Savings	3,800	1,095,426
Home Bancorp, Inc.	12,363	846,742
HomeTrust Bancshares, Inc.	15,479	718,845
Hope Bancorp, Inc.	126,661	1,746,655
Independent Bank Corp.	41,527	1,515,320
International Bancshares Corp.	8,900	624,424
Kearny Financial Corp.	224,868	2,219,447
Live Oak Bancshares, Inc.	25,079	987,862
Mainstreet Bancshares, Inc.	1,400	34,916
Common Stocks (continued)
Issuer	Shares	Value ($)
Mechanics Bancorp	40,500	637,470
Mercantile Bank Corp.	22,190	1,326,074
Meridian Corp.	26,165	504,200
Midland States Bancorp, Inc.	63,804	2,092,133
MVB Financial Corp.	5,500	166,485
National Bankshares, Inc.	8,200	337,840
Northeast Bank	7,730	975,140
Northeast Community Bancorp, Inc.	10,275	270,746
Northpointe Bancshares, Inc.	87,224	1,481,936
Oak Valley Bancorp	1,100	36,949
OceanFirst Financial Corp.	67,445	1,270,664
OFG Bancorp	45,164	2,350,786
Ohio Valley Banc Corp.	4,600	210,358
OP Bancorp	14,573	218,741
Origin Bancorp, Inc.	4,218	224,102
Parke Bancorp, Inc.	1,700	57,375
PCB Bancorp	1,450	39,629
Peapack-Gladstone Financial Corp.	26,448	1,180,639
Peoples Bancorp, Inc.	8,100	318,897
Plumas Bancorp	8,217	503,127
Preferred Bank	10,900	1,116,487
Primis Financial Corp.	72,916	1,159,364
Prosperity Bancshares, Inc.	15,838	1,133,367
Provident Financial Services, Inc.	55,059	1,288,381
RBB Bancorp	53,639	1,391,932
ServisFirst Bancshares, Inc.	46,955	2,020,943
Sierra Bancorp	18,846	746,679
South Plains Financial, Inc.	4,976	216,954
Southern First Bancshares, Inc.(a)	5,200	319,020
Southside Bancshares, Inc.	32,963	1,040,312
Texas Capital Bancshares, Inc.	45,278	4,400,116
Third Coast Bancshares, Inc.(a)	27,789	1,239,389
Timberland Bancorp, Inc.	7,500	341,925
Tompkins Financial Corp.	2,808	272,713
TrustCo Bank Corp.	11,988	679,959
Unity Bancorp, Inc.	10,877	631,192
Valley National Bancorp	240,899	3,285,862
WaFd, Inc.	52,553	1,879,295
Washington Trust Bancorp, Inc.	28,900	1,130,857
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
West Bancorporation, Inc.	8,600	242,950
Westamerica BanCorp	9,798	568,774
Western Alliance Bancorp	6,879	537,456
Zions Bancorp NA	8,430	562,197
Total		119,976,002
Capital Markets 0.8%
Artisan Partners Asset Management, Inc., Class A	15,700	668,349
Evercore, Inc., Class A	5,948	1,703,686
Federated Hermes, Inc., Class B	15,700	999,305
Silvercrest Asset Management Group, Inc., Class A	2,775	27,861
StoneX Group, Inc.(a)	59,724	4,089,899
Virtus Investment Partners, Inc.	6,900	1,141,950
Total		8,631,050
Consumer Finance 2.4%
Ally Financial, Inc.	51,803	2,186,605
Bread Financial Holdings, Inc.	69,890	7,301,408
Dave, Inc.(a)	3,215	1,155,857
Enova International, Inc.(a)	11,256	2,551,960
FirstCash Holdings, Inc.	19,067	4,089,300
Jefferson Capital, Inc.	27,300	568,113
Navient Corp.	111,300	1,058,463
PRA Group, Inc.(a)	93,451	1,758,748
PROG Holdings, Inc.	70,900	2,703,417
Regional Management Corp.	16,424	527,046
SLM Corp.	42,900	1,114,113
World Acceptance Corp.(a)	10,222	1,878,906
Total		26,893,936
Financial Services 1.6%
Bladex, Inc., Class E	2,803	151,138
Cass Information Systems, Inc.	3,900	218,829
Compass Diversified Holdings(a)	267,201	3,088,843
Corebridge Financial, Inc.	22,579	734,721
Enact Holdings, Inc.	23,500	1,132,700
Essent Group Ltd.	19,100	1,290,396
Euronet Worldwide, Inc.(a)	18,300	1,272,033
Finance of America Cos, Inc., Class A(a)	16,565	294,029
International Money Express, Inc.(a)	29,900	432,653
Jackson Financial, Inc., Class A	193	25,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Marqeta, Inc., Class A(a)	62,367	1,024,066
Merchants Bancorp	18,200	958,048
MGIC Investment Corp.	11,600	355,540
NMI Holdings, Inc., Class A(a)	25,800	1,144,230
Pagseguro Digital Ltd., Class A	192,423	1,735,655
Payoneer Global, Inc.(a)	159,600	1,134,756
Radian Group, Inc.	31,000	1,111,660
Voya Financial, Inc.	6,700	678,844
Walker & Dunlop, Inc.	12,500	506,625
WEX, Inc.(a)	6,200	1,181,596
Total		18,472,114
Insurance 3.2%
Ambac Financial Group, Inc.(a)	47,237	205,953
American Integrity Insurance Group, Inc.	26,904	699,504
Assured Guaranty Ltd.	9,400	702,180
Axis Capital Holdings Ltd.	12,900	1,274,262
CNO Financial Group, Inc.	81,200	4,448,948
Donegal Group, Inc., Class A	30,781	588,533
Employers Holdings, Inc.	56,666	2,781,734
F&G Annuities & Life, Inc.	22,700	540,260
Genworth Financial, Inc., Class A(a)	185,902	1,847,866
Hamilton Insurance Group Ltd., Class B	31,338	1,101,844
Hanover Insurance Group, Inc. (The)	2,900	655,719
Heritage Insurance Holdings, Inc.(a)	68,102	2,289,589
Hippo Holdings, Inc.(a)	31,564	1,037,509
Horace Mann Educators Corp.	10,404	529,460
James River Group Holdings, Inc.	8,614	34,542
Kemper Corp.	116,799	3,291,396
Lemonade, Inc.(a)	29,135	1,521,721
Lincoln National Corp.	18,700	796,433
Mercury General Corp.	8,039	819,656
Oscar Health, Inc., Class A(a)	7,650	229,194
Pelagos Insurance Capital Ltd.	145,271	3,546,065
Reinsurance Group of America, Inc.	11,135	2,739,655
Selective Insurance Group, Inc.	8,367	763,823
SelectQuote, Inc.(a)	15,475	8,666
Slide Insurance Holdings, Inc.	10,282	239,057
Stewart Information Services Corp.	9,900	679,635
United Fire Group, Inc.	13,078	704,512
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
United Insurance Holdings Corp.	4,839	45,825
Universal Insurance Holdings, Inc.	39,311	1,689,587
White Mountains Insurance Group Ltd.	570	1,198,146
Total		37,011,274
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Apollo Commercial Real Estate Finance, Inc.	76,500	528,615
Ares Commercial Real Estate Corp.	46,900	214,333
BrightSpire Capital, Inc.	138,807	659,333
Chicago Atlantic Real Estate Finance, Inc.	26,700	290,496
Claros Mortgage Trust, Inc.(a)	174,000	276,660
Granite Point Mortgage Trust, Inc.	210,106	222,713
Seven Hills Realty Trust	17,300	130,961
TPG Mortgage Investment Trust, Inc.	42,578	286,550
Total		2,609,661
Total Financials		213,594,037
Health Care 12.0%
Biotechnology 5.3%
Akebia Therapeutics, Inc.(a)	588,065	540,314
Alector, Inc.(a)	190,950	431,547
Anika Therapeutics, Inc.(a)	29,060	606,482
Arcturus Therapeutics Holdings, Inc.(a)	61,570	908,773
Bicara Therapeutics, Inc.(a)	34,397	795,259
Cytokinetics, Inc.(a)	31,385	2,225,510
Damora Therapeutics, Inc.(a)	95,009	2,677,354
Disc Medicine, Inc.(a)	40,903	3,217,021
Dyne Therapeutics, Inc.(a)	108,994	2,771,717
Entrada Therapeutics, Inc.(a)	42,141	297,094
Generate Biomedicines, Inc.(a)	74,363	1,135,523
GRAIL, Inc.(a)	13,660	1,084,194
Hemab Therapeutics Holdings, Inc.(a)	57,371	2,623,576
Immunome, Inc.(a)	109,357	2,997,475
Ironwood Pharmaceuticals, Inc.(a)	94,633	402,190
Jade Biosciences, Inc.(a)	86,862	1,855,372
Keros Therapeutics, Inc.(a)	71,546	792,730
Lexeo Therapeutics, Inc.(a)	282,167	1,343,115
MeiraGTx Holdings PLC(a)	55,613	768,016
Myriad Genetics, Inc.(a)	232,794	749,597
NewAmsterdam Pharma Co. NV(a)	72,102	1,827,065
Oruka Therapeutics, Inc.(a)	37,980	3,517,708
Common Stocks (continued)
Issuer	Shares	Value ($)
Parabilis Medicines, Inc.(a)	63,247	2,467,265
Protara Therapeutics, Inc.(a)	11,356	43,834
Prothena Corp., PLC(a)	78,615	735,050
Q32 Bio, Inc.(a)	66,014	981,628
REGENXBIO, Inc.(a)	169,326	1,608,597
Rezolute, Inc.(a)	2,701	12,668
Rhythm Pharmaceuticals, Inc.(a)	38,724	4,109,778
Rocket Pharmaceuticals, Inc.(a)	255,133	949,095
Sarepta Therapeutics, Inc.(a)	57,300	1,205,019
Spyre Therapeutics, Inc.(a)	36,838	3,290,739
Sutro Biopharma, Inc.(a)	1,017	20,584
Tango Therapeutics, Inc.(a)	90,242	2,061,127
TScan Therapeutics, Inc.(a)	66,277	48,362
uniQure NV(a)	61,939	3,015,191
Vanda Pharmaceuticals, Inc.(a)	206,588	1,115,575
Vaxcyte, Inc.(a)	41,952	2,548,164
Viridian Therapeutics, Inc.(a)	5,961	138,057
Voyager Therapeutics, Inc.(a)	15,727	51,585
Xenon Pharmaceuticals, Inc.(a)	51,142	3,079,771
Total		61,049,721
Health Care Equipment & Supplies 2.0%
Align Technology, Inc.(a)	3,912	625,098
AngioDynamics, Inc.(a)	65,743	1,060,435
CONMED Corp.	23,100	1,151,535
Embecta Corp.	201,751	1,037,000
Envista Holdings Corp.(a)	47,000	1,275,580
Inmode Ltd.(a)	64,300	961,928
Inogen, Inc.(a)	63,722	342,187
iRhythm Holdings, Inc.(a)	18,775	2,233,099
Lantheus Holdings, Inc.(a)	30,263	3,055,353
LivaNova PLC(a)	16,800	1,340,808
Merit Medical Systems, Inc.(a)	23,181	2,101,589
Omnicell, Inc.(a)	91,869	3,230,114
OraSure Technologies, Inc.(a)	167,920	602,833
Orthofix Medical, Inc.(a)	69,224	650,013
Pulse Biosciences, Inc.(a)	31,794	1,600,192
RxSight, Inc.(a)	141,756	1,039,071
Utah Medical Products, Inc.	3,100	220,503
Total		22,527,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.(a)	25,700	708,292
Addus HomeCare Corp.(a)	6,900	791,223
Ardent Health, Inc.(a)	31,700	342,994
Astrana Health, Inc.(a)	29,400	1,120,434
BillionToOne, Inc., Class A(a)	17,739	1,608,395
BlossomHill Therapeutics, Inc.(a)	73,691	1,348,545
Concentra Group Holdings Parent, Inc.	33,147	1,118,380
DocGo, Inc.(a)	23,951	9,125
Fulgent Genetics, Inc.(a)	91,160	1,765,769
HealthEquity, Inc.(a)	17,691	1,707,889
Hims & Hers Health, Inc., Class A(a)	27,055	800,287
Hinge Health, Inc., Class A(a)	32,606	3,018,012
Molina Healthcare, Inc.(a)	2,400	477,048
NRC Health, Class A	16,100	337,134
Option Care Health, Inc.(a)	48,200	1,130,290
U.S. Physical Therapy, Inc.	13,000	1,010,620
Total		17,294,437
Health Care Technology 0.5%
Definitive Healthcare Corp.(a)	29,879	28,385
Doximity, Inc., Class A(a)	48,000	1,282,080
Evolent Health, Inc., Class A(a)	154,661	695,975
Phreesia, Inc.(a)	30,872	376,947
Waystar Holding Corp.(a)	104,822	2,744,240
Total		5,127,627
Life Sciences Tools & Services 0.3%
10X Genomics, Inc., Class A(a)	33,781	2,109,624
Codexis, Inc.(a)	40,667	69,134
Fluidigm(a)	138,382	91,152
Maravai LifeSciences Holdings, Inc., Class A(a)	148,766	1,136,572
MaxCyte, Inc.(a)	75,744	97,710
Total		3,504,192
Pharmaceuticals 2.4%
Amphastar Pharmaceuticals, Inc.(a)	31,400	707,442
Amylyx Pharmaceuticals, Inc.(a)	102,407	3,456,236
ANI Pharmaceuticals, Inc.(a)	16,800	1,230,600
Apnimed, Inc.(a)	78,149	2,051,411
Arvinas, Inc.(a)	162,028	1,490,658
Common Stocks (continued)
Issuer	Shares	Value ($)
BioAge Labs, Inc.(a)	52,771	501,324
Kardigan, Inc.(a)	108,473	2,186,816
LB Pharmaceuticals, Inc.(a)	68,430	3,234,002
Maze Therapeutics, Inc.(a)	71,662	1,904,059
Pacira Pharmaceuticals, Inc.(a)	74,084	1,918,776
Pliant Therapeutics, Inc.(a)	52,583	57,841
Prestige Consumer Healthcare, Inc.(a)	19,700	1,020,066
Seaport Therapeutics, Inc.(a)	110,756	2,622,702
SIGA Technologies, Inc.	182,677	573,606
Spyglass Pharma, Inc.(a)	62,073	1,620,105
Veradermics, Inc.(a)	30,524	3,003,867
Total		27,579,511
Total Health Care		137,082,826
Industrials 13.8%
Aerospace & Defense 1.1%
AEVEX Corp., Class A(a)	83,144	1,463,334
Hexcel Corp.	26,325	2,439,538
Karman Holdings, Inc.(a)	45,887	1,902,016
Moog, Inc., Class A	9,728	3,613,952
VSE Corp.	16,376	3,417,344
Total		12,836,184
Air Freight & Logistics 0.0%
Radiant Logistics, Inc.(a)	21,567	184,182
Building Products 1.0%
AO Smith Corp.	18,100	1,070,253
Apogee Enterprises, Inc.	16,900	660,114
Armstrong World Industries, Inc.	3,600	621,288
Fortune Brands Innovations, Inc.	25,200	1,117,116
Insteel Industries, Inc.	56,864	1,711,606
Janus International Group, Inc.(a)	43,300	214,768
MasterBrand, Inc.(a)	73,585	607,076
Modine Manufacturing Co.(a)	7,510	1,340,009
Resideo Technologies, Inc.(a)	38,400	743,424
Simpson Manufacturing Co., Inc.	13,596	2,482,766
UFP Industries, Inc.	13,100	1,107,212
Total		11,675,632
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.2%
ABM Industries, Inc.	13,700	638,831
Brink’s Co. (The)	11,600	1,263,588
Casella Waste Systems, Inc., Class A(a)	50,113	4,622,924
Civeo Corp.(a)	22,687	758,427
Ennis, Inc.	10,900	232,606
MillerKnoll, Inc.	34,600	781,614
MSA Safety, Inc.	17,487	3,266,047
OPENLANE, Inc.(a)	59,287	2,110,617
Total		13,674,654
Construction & Engineering 1.4%
Argan, Inc.	4,059	1,725,034
Dycom Industries, Inc.(a)	5,512	1,605,150
Fluor Corp.(a)	130,243	7,099,546
Matrix Service Co.(a)	61,530	665,139
Primoris Services Corp.	12,415	895,246
Solv Energy, Inc., Class A(a)	54,389	1,388,007
Valmont Industries, Inc.	5,040	2,367,086
Total		15,745,208
Electrical Equipment 0.6%
Atkore, Inc.	14,000	1,311,660
DPC Holdings PLC(a)	49,495	2,076,810
Nextpower, Inc., Class A(a)	20,693	1,697,447
Sensata Technologies Holding	26,000	1,066,780
Vicor Corp.(a)	6,528	1,225,175
Total		7,377,872
Ground Transportation 1.3%
ArcBest Corp.	21,146	2,917,514
Covenant Logistics Group, Inc., Class A	15,080	533,078
Knight-Swift Transportation Holdings, Inc.	4,979	341,111
Landstar System, Inc.	20,670	3,733,622
Saia, Inc.(a)	6,200	2,201,806
U-Haul Holding Co.(a)	6,331	426,393
Werner Enterprises, Inc.	108,526	4,252,049
Total		14,405,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.6%
AGCO Corp.	10,900	1,289,579
Albany International Corp., Class A	37,718	2,090,709
Atmus Filtration Technologies, Inc.	19,000	897,370
Blue Bird Corp.(a)	14,200	825,730
Columbus McKinnon Corp.	55,800	985,428
Douglas Dynamics, Inc.	14,600	599,622
Energy Recovery, Inc.(a)	45,640	351,884
Esab Corp.	22,254	1,677,507
Federal Signal Corp.	35,591	4,164,147
FreightCar America, Inc.(a)	13,219	91,079
Graco, Inc.	11,312	875,888
Greenbrier Companies, Inc. (The)	6,732	303,411
Hyster-Yale Materials Handling, Inc.	26,648	902,301
JBT Marel Corp.	17,261	2,017,293
LB Foster Co., Class A(a)	9,364	351,244
Lindsay Corp.	8,600	988,226
Manitowoc Co., Inc. (The)(a)	43,508	844,925
Miller Industries, Inc.	13,323	746,354
Mueller Industries, Inc.	13,066	815,449
Perma-Pipe International Holdings, Inc.(a)	10,900	298,987
SPX Technologies, Inc.(a)	11,536	2,269,708
Tennant Co.	8,300	577,680
Timken Co. (The)	27,897	3,360,194
Titan International, Inc.(a)	54,568	392,344
Wabash National Corp.	185,546	2,503,016
Total		30,220,075
Marine Transportation 0.3%
Kirby Corp.(a)	15,920	2,258,411
Matson, Inc.	3,900	876,759
Total		3,135,170
Passenger Airlines 0.7%
Allegiant Travel Co.(a)	34,117	2,594,598
American Airlines Group, Inc.(a)	58,962	791,860
JetBlue Airways Corp.(a)	547,472	2,518,371
Joby Aviation, Inc.(a)	220,256	1,506,551
Total		7,411,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.8%
Amentum Holdings, Inc.(a)	57,500	1,149,425
Booz Allen Hamilton Holding Corp.	17,300	1,308,745
ExlService Holdings, Inc.(a)	23,300	887,264
Forrester Research, Inc.(a)	20,000	246,000
FTI Consulting, Inc.(a)	7,400	1,114,218
Genpact Ltd.	22,400	850,752
Huron Consulting Group, Inc.(a)	13,507	2,159,634
IBEX Ltd.(a)	9,300	357,678
Innodata, Inc.(a)	22,481	1,268,378
Insperity, Inc.	19,600	1,045,660
Kelly Services, Inc., Class A	100,888	1,735,273
Kforce, Inc.	11,500	662,170
Korn/Ferry International	6,500	556,075
ManpowerGroup, Inc.	15,000	944,250
MAXIMUS, Inc.	14,800	854,996
Mistras Group, Inc.(a)	23,260	436,358
Paycom Software, Inc.	4,000	956,400
Resources Connection, Inc.	157,277	658,991
Robert Half, Inc.	19,500	884,130
Science Applications International Corp.	2,800	359,016
TrueBlue, Inc.(a)	34,000	356,660
Upwork, Inc.(a)	70,100	633,003
Verra Mobility Corp.(a)	239,800	1,062,314
Total		20,487,390
Trading Companies & Distributors 1.8%
Alta Equipment Group, Inc.(a)	37,868	223,421
Applied Industrial Technologies, Inc.	8,882	2,877,590
BlueLinx Holdings, Inc.(a)	21,051	1,676,291
Boise Cascade Co.	17,346	1,353,162
Core & Main, Inc., Class A(a)	23,714	1,018,753
Custom Truck One Source, Inc.(a)	41,600	383,136
DNOW, Inc.(a)	46,900	751,807
EVI Industries, Inc.	6,970	97,650
Global Industrial Co.	8,727	341,226
Herc Holdings, Inc.	26,054	3,969,066
Hudson Technologies, Inc.(a)	93,849	501,154
McGrath Rentcorp	3,200	359,808
MSC Industrial Direct Co., Inc., Class A	8,000	951,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Rush Enterprises, Inc., Class A	71,253	5,474,330
Titan Machinery, Inc.(a)	41,765	859,106
Total		20,837,540
Total Industrials		157,990,860
Information Technology 9.3%
Communications Equipment 0.2%
Aviat Networks, Inc.(a)	43,617	869,287
Inseego Corp.(a)	4,617	19,299
NETGEAR, Inc.(a)	52,730	1,115,767
Ribbon Communications, Inc.(a)	98,593	196,200
Total		2,200,553
Electronic Equipment, Instruments & Components 2.0%
ADI Global Distribution, Inc.(a)	10,700	234,009
Avnet, Inc.	14,600	1,307,576
Climb Global Solutions, Inc.	8,800	251,064
Crane NXT Co.	25,700	1,256,730
ePlus, Inc.	14,500	1,275,565
Ingram Micro Holding Corp.	39,400	1,109,898
Insight Enterprises, Inc.(a)	5,600	879,312
Itron, Inc.(a)	8,500	824,585
Littelfuse, Inc.	7,475	3,081,045
Methode Electronics, Inc.	19,500	355,485
Mirion Technologies, Inc.(a)	131,243	1,977,832
nLight, Inc.(a)	37,362	1,579,292
OSI Systems, Inc.(a)	8,021	1,667,646
Ouster, Inc.(a)	45,423	1,564,368
PC Connection, Inc.	5,100	407,337
Plexus Corp.(a)	12,410	2,971,823
ScanSource, Inc.(a)	10,800	616,572
SmartRent, Inc.(a)	64,426	85,687
Vishay Intertechnology, Inc.	10,100	307,343
Vontier Corp.	38,900	1,252,969
Total		23,006,138
IT Services 1.0%
Amdocs Ltd.	19,800	1,248,588
DigitalOcean Holdings, Inc.(a)	16,419	1,817,419
EPAM Systems, Inc.(a)	9,200	1,084,036
Everforth, Inc.(a)	110,918	3,595,962
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Globant SA(a)	46,915	1,909,910
Grid Dynamics Holdings, Inc.(a)	144,526	1,153,317
Hackett Group	29,200	327,332
Information Services Group, Inc.	36,610	187,443
Kyndryl Holdings, Inc.(a)	34,821	468,342
Unisys Corp.(a)	111,383	300,734
Total		12,093,083
Semiconductors & Semiconductor Equipment 1.8%
Aehr Test Systems(a)	27,801	2,203,785
Allegro MicroSystems, Inc.(a)	55,609	2,015,826
Cirrus Logic, Inc.(a)	5,766	631,435
Enphase Energy, Inc.(a)	40,978	1,492,419
Formfactor, Inc.(a)	13,992	1,407,735
Kulicke & Soffa Industries, Inc.	30,736	2,460,724
MaxLinear, Inc.(a)	26,522	1,588,933
Navitas Semiconductor Corp.(a)	96,267	1,115,735
Onto Innovation, Inc.(a)	6,482	1,732,055
PDF Solutions, Inc.(a)	50,686	2,254,513
Photronics, Inc.(a)	42,100	1,184,694
SiTime Corp.(a)	2,243	1,268,237
Universal Display Corp.	11,700	973,089
Total		20,329,180
Software 4.2%
ACI Worldwide, Inc.(a)	16,300	868,464
Agilysys, Inc.(a)	27,550	3,207,096
Appfolio, Inc., Class A(a)	3,140	735,419
Arteris, Inc.(a)	75,874	1,660,123
Blend Labs, Inc., Class A(a)	41,777	64,754
Box, Inc., Class A(a)	66,430	2,376,866
Braze, Inc., Class A(a)	45,152	1,536,974
Clear Secure, Inc., Class A	49,050	2,165,558
CommVault Systems, Inc.(a)	17,234	2,370,020
CS Disco, Inc.(a)	54,672	239,463
DocuSign, Inc.(a)	11,005	729,301
Dolby Laboratories, Inc., Class A	11,000	677,160
D-Wave Quantum, Inc.(a)	67,201	1,155,857
eGain Corp.(a)	43,983	328,113
Guidewire Software, Inc.(a)	14,801	3,030,505
Hut 8 Corp.(a)	22,991	1,808,012
Common Stocks (continued)
Issuer	Shares	Value ($)
JFrog Ltd.(a)	61,348	6,139,094
N-Able, Inc.(a)	170,300	677,794
Nutanix, Inc., Class A(a)	35,324	2,422,167
OneSpan, Inc.	105,166	1,737,342
Procore Technologies, Inc.(a)	33,595	2,107,078
Rapid7, Inc.(a)	83,482	1,123,668
Rimini Street, Inc.(a)	86,929	487,672
SentinelOne, Inc., Class A(a)	92,336	2,040,626
SPS Commerce, Inc.(a)	14,400	1,229,760
Thryv Holdings, Inc.(a)	149,116	284,812
Varonis Systems, Inc.(a)	41,329	1,808,970
Vertex, Inc.(a)	81,818	1,158,543
Workiva, Inc., Class A(a)	16,900	1,352,000
Xperi, Inc.(a)	122,264	726,248
Yext, Inc.(a)	198,892	1,346,499
Total		47,595,958
Technology Hardware, Storage & Peripherals 0.1%
Infleqtion, Inc.(a)	101,506	1,326,683
Total Information Technology		106,551,595
Materials 3.7%
Chemicals 1.9%
AdvanSix, Inc.	61,280	1,030,117
Alto Ingredients, Inc.(a)	36,721	145,415
Arq, Inc.(a)	72,104	152,861
Aspen Aerogels, Inc.(a)	230,665	1,137,178
Axalta Coating Systems Ltd.(a)	35,300	1,285,626
Cabot Corp.	5,200	430,092
Core Molding Technologies, Inc.(a)	11,351	284,343
Ecovyst, Inc.(a)	108,900	1,107,513
FMC Corp.	380,230	4,384,052
HB Fuller Co.	21,000	1,153,950
Huntsman Corp.	382,916	3,668,335
Innospec, Inc.	11,000	1,032,460
Kronos Worldwide, Inc.	74,304	655,361
Mativ Holdings, Inc.	128,817	1,531,634
Olin Corp.	71,900	1,251,060
Orion SA	108,692	678,238
Scotts Miracle-Gro Co. (The), Class A	10,978	656,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
13

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Stepan Co.	8,539	534,627
Westlake Corp.	4,101	307,862
Total		21,427,208
Construction Materials 0.4%
Eagle Materials, Inc.	9,947	1,932,304
James Hardie Industries PLC(a)	75,799	2,251,989
Total		4,184,293
Containers & Packaging 0.4%
AptarGroup, Inc.	9,800	1,289,876
Ardagh Metal Packaging SA	217,592	1,105,367
Graphic Packaging Holding Co.	32,800	367,360
Myers Industries, Inc.	19,000	609,710
Sonoco Products Co.	15,100	832,765
TriMas Corp.	17,000	659,260
Total		4,864,338
Metals & Mining 0.8%
Caledonia Mining Corp. PLC	22,636	572,917
Commercial Metals Co.	87,531	5,905,717
Ferroglobe PLC	348,099	1,430,687
Kaiser Aluminum Corp.	5,700	905,046
Total		8,814,367
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	41,558	872,303
Magnera Corp.(a)	107,838	1,354,445
Sylvamo Corp.	17,300	621,416
Total		2,848,164
Total Materials		42,138,370
Real Estate 2.8%
Diversified REITs 0.2%
Alpine Income Properties Trust, Inc.	17,153	333,797
American Assets Trust, Inc.	72,665	1,632,056
CTO Realty Growth, Inc.	35,493	757,421
Total		2,723,274
Health Care REITs 0.2%
Community Healthcare Trust, Inc.	32,728	481,429
Global Medical REIT, Inc.	9,600	350,400
LTC Properties, Inc.	38,573	1,555,263
Total		2,387,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 0.8%
Braemar Hotels & Resorts, Inc.	76,198	153,920
Chatham Lodging Trust	66,915	871,902
DiamondRock Hospitality Co.	62,200	765,682
Park Hotels & Resorts, Inc.	75,000	1,147,500
Pebblebrook Hotel Trust	46,900	849,828
Summit Hotel Properties, Inc.	282,323	1,651,590
Sunstone Hotel Investors, Inc.	219,209	2,448,565
Xenia Hotels & Resorts, Inc.	68,475	1,283,906
Total		9,172,893
Industrial REITs 0.2%
Terreno Realty Corp.	39,375	2,607,019
Office REITs 0.3%
Douglas Emmett, Inc.	80,600	931,736
Easterly Government Properties, Inc.	61,487	1,508,276
Empire State Realty Trust, Inc., Class A	105,000	475,650
Orion Properties, Inc.	3,045	8,678
Vornado Realty Trust	25,300	945,714
Total		3,870,054
Real Estate Management & Development 0.6%
Compass, Inc.(a)	348,252	3,677,541
Cushman & Wakefield Ltd.(a)	76,400	1,030,636
Forestar Group, Inc.(a)	38,367	1,084,635
RMR Group, Inc. (The), Class A	12,100	233,772
Zillow Group, Inc., Class A(a)	7,296	261,124
Total		6,287,708
Residential REITs 0.1%
American Homes 4 Rent, Class A	23,599	785,847
NexPoint Residential Trust, Inc.	20,616	488,805
Total		1,274,652
Retail REITs 0.3%
Phillips Edison & Co., Inc.	75,332	2,911,582
SITE Centers Corp.	243,059	717,024
Total		3,628,606
Specialized REITs 0.1%
EPR Properties	11,000	645,810
Total Real Estate		32,597,108
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.7%
Electric Utilities 0.2%
Genie Energy Ltd., Class B	22,209	329,582
Otter Tail Corp.	5,800	524,726
Portland General Electric Co.	23,800	1,162,868
Total		2,017,176
Gas Utilities 0.9%
MDU Resources Group, Inc.	30,300	603,576
National Fuel Gas Co.	14,100	1,171,146
New Jersey Resources Corp.	6,100	325,374
Northwest Natural Holding Co.	25,200	1,236,564
ONE Gas, Inc.	11,200	887,824
Southwest Gas Holdings, Inc.	64,053	5,657,802
Spire, Inc.	10,400	851,136
Total		10,733,422
Independent Power and Renewable Electricity Producers 0.1%
Fervo Energy Co., Class A(a)	58,507	899,838
Multi-Utilities 0.3%
Avista Corp.	43,902	1,631,398
Black Hills Corp.	17,100	1,225,728
Northwestern Energy Group, Inc.	9,000	622,440
Unitil Corp.	9,900	530,046
Total		4,009,612
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.2%
American States Water Co.	3,128	279,299
Artesian Resources Corp., Class A	9,700	345,029
California Water Service Group	23,421	1,170,347
Total		1,794,675
Total Utilities		19,454,723
Total Common Stocks (Cost $816,075,791)		925,579,249

Exchange-Traded Equity Funds 18.5%
	Shares	Value ($)
U.S. Small Cap 18.5%
iShares S&P Small-Cap 600 Growth ETF	1,245,748	211,341,148
Total Exchange-Traded Equity Funds (Cost $215,936,273)		211,341,148

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 3.871%(b),(c)	4,172,499	4,170,413
Total Money Market Funds (Cost $4,170,413)		4,170,413
Total Investments in Securities (Cost: $1,036,182,477)		1,141,090,810
Other Assets & Liabilities, Net		2,637,424
Net Assets		1,143,728,234
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	11,409,182	286,989,781	(294,228,562)	12	4,170,413	(3,769)	598,044	4,172,499
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
15

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	22,503,222	—	—	22,503,222
Consumer Discretionary	109,891,603	—	—	109,891,603
Consumer Staples	24,804,826	—	—	24,804,826
Energy	58,970,079	—	—	58,970,079
Financials	213,594,037	—	—	213,594,037
Health Care	137,082,826	—	—	137,082,826
Industrials	157,990,860	—	—	157,990,860
Information Technology	106,551,595	—	—	106,551,595
Materials	42,138,370	—	—	42,138,370
Real Estate	32,597,108	—	—	32,597,108
Utilities	19,454,723	—	—	19,454,723
Total Common Stocks	925,579,249	—	—	925,579,249
Exchange-Traded Equity Funds	211,341,148	—	—	211,341,148
Money Market Funds	4,170,413	—	—	4,170,413
Total Investments in Securities	1,141,090,810	—	—	1,141,090,810
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,032,012,064)	$1,136,920,397
Affiliated issuers (cost $4,170,413)	4,170,413
Receivable for:
Investments sold	4,153,031
Capital shares sold	215,451
Dividends	844,392
Foreign tax reclaims	1,664
Expense reimbursement due from Investment Manager	19,375
Prepaid expenses	6,253
Deferred compensation of board members	230,248
Total assets	1,146,561,224
Liabilities
Payable for:
Investments purchased	621,613
Capital shares redeemed	1,466,795
Management services fees	79,144
Transfer agent fees	256,272
Compensation of board members	2,022
Other expenses	106,175
Deferred compensation of board members	300,969
Total liabilities	2,832,990
Net assets applicable to outstanding capital stock	$1,143,728,234
Represented by
Paid in capital	900,434,438
Total distributable earnings (loss)	243,293,796
Total - representing net assets applicable to outstanding capital stock	$1,143,728,234
Institutional Class
Net assets	$1,143,728,234
Shares outstanding	64,118,789
Net asset value per share	$17.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
17

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$14,926,178
Dividends — affiliated issuers	598,044
Foreign taxes withheld	(73,115)
Total income	15,451,107
Expenses:
Management services fees	11,453,991
Transfer agent fees
Institutional Class	3,672,188
Custodian fees	59,852
Printing and postage fees	238,195
Registration fees	52,815
Accounting services fees	53,225
Legal fees	34,148
Compensation of chief compliance officer	245
Compensation of board members	23,727
Deferred compensation of board members	19,200
Other	30,106
Total expenses	15,637,692
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,164,138)
Total net expenses	13,473,554
Net investment income	1,977,553
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	204,438,074
Investments — affiliated issuers	(3,769)
Net realized gain	204,434,305
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,924,568
Investments — affiliated issuers	12
Net change in unrealized appreciation (depreciation)	16,924,580
Net realized and unrealized gain	221,358,885
Net increase in net assets resulting from operations	$223,336,438
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$1,977,553	$5,383,152
Net realized gain	204,434,305	111,445,913
Net change in unrealized appreciation (depreciation)	16,924,580	(85,341,365)
Net increase in net assets resulting from operations	223,336,438	31,487,700
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(121,961,600)	(56,134,844)
Total distributions to shareholders	(121,961,600)	(56,134,844)
Decrease in net assets from capital stock activity	(458,600,686)	(123,036,605)
Total decrease in net assets	(357,225,848)	(147,683,749)
Net assets at beginning of year	1,500,954,082	1,648,637,831
Net assets at end of year	$1,143,728,234	$1,500,954,082

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	9,813,343	161,463,560	71,205,622	1,138,434,180
Distributions reinvested	7,888,849	121,961,600	3,215,054	56,134,843
Shares redeemed	(44,105,178)	(742,025,846)	(82,162,011)	(1,317,605,628)
Net decrease	(26,402,986)	(458,600,686)	(7,741,335)	(123,036,605)

Total net decrease	(26,402,986)	(458,600,686)	(7,741,335)	(123,036,605)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$16.58	$16.78	$14.94	$15.55	$21.62
Income (loss) from investment operations:
Net investment income	0.02	0.04	0.04	0.07	0.02
Net realized and unrealized gain (loss)	2.60	0.26	2.12	0.74	(2.85)
Total from investment operations	2.62	0.30	2.16	0.81	(2.83)
Distributions to shareholders
Distributions from net investment income	(0.11)	(0.07)	(0.10)	(0.05)	(0.01)
Distributions from net realized gains	(1.25)	(0.43)	(0.22)	(1.37)	(3.23)
Total distributions to shareholders	(1.36)	(0.50)	(0.32)	(1.42)	(3.24)
Net asset value, end of period	$17.84	$16.58	$16.78	$14.94	$15.55
Total return	17.03%	1.64%	14.77%	5.83%	(15.57%)
Ratios to average net assets
Total gross expenses(a)	1.13%	1.05%(b)	1.16%(b)	1.17%(b)	1.17%(b)
Total net expenses(a),(c)	0.97%	0.99%(b)	0.99%(b)	0.99%(b)	0.99%(b)
Net investment income	0.14%	0.27%	0.25%	0.51%	0.13%
Supplemental data
Net assets, end of period (in thousands)	$1,143,728	$1,500,954	$1,648,638	$1,390,157	$1,285,101
Portfolio turnover	78%	109%	66%	74%	59%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
Multi-Manager Small Cap Equity Strategies Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
22
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.82% of the Fund’s average daily net assets.
Effective August 24, 2026 (the Waiver Effective Date), the Investment Manager started to voluntarily waive a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager waived its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver was not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc., each of which subadvises a portion of the assets of the Fund. Prior to August 22, 2026, Conestoga Capital Advisors, LLC served as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.26
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
24
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Institutional Class	0.96	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, former pfic holdings, late-year ordinary losses, trustees’ deferred compensation, non-deductible expenses and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
1,045,770	(19,112,770)	18,067,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
23,207,801	98,753,799	121,961,600	40,289,898	15,844,946	56,134,844
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
65,779,522	92,209,684	—	88,226,913
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,052,863,897	143,459,188	(55,232,275)	88,226,913
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on September 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
2,621,028	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,056,296,294 and $1,628,177,644, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $45,546 for the year ended August 31, 2026.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
26
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
27

Notes to Financial Statements (continued)
August 31, 2026
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Small Cap Equity Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Small Cap Equity Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
29

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
68.37%	67.58%	$115,790,518
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
30
Multi-Manager Small Cap Equity Strategies Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Small Cap Equity Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Multi-Manager Small Cap Equity Strategies Fund  | 2026
31

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
32
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s subadvisers) had been taken or were contemplated to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing certain Subadvisers to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the
Multi-Manager Small Cap Equity Strategies Fund  | 2026
33

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of the Subadvisory Agreements in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
34
Multi-Manager Small Cap Equity Strategies Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN102_(10/26)

Multi-Manager Alternative Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Alternative Strategies Fund | 2026

Consolidated Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Adams Outdoor Advertising LP(a)
Subordinated Series 2026-1 Class C
07/20/2056	8.428%	287,000	285,644
AGL CLO 9 Ltd.(a),(b)
Series 2020-9A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2037	5.729%	195,000	196,146
ALLO Issuer LLC(a)
Series 2024-1A Class C
07/20/2054	11.190%	342,200	354,790
Series 2025-1A Class C
04/20/2055	8.100%	272,045	276,188
Apidos CLO LVIII(a),(b),(c)
Series 2026-58A Class E
3-month Term SOFR + 4.900% Floor 4.900% 10/20/2039	3.811%	220,000	220,023
Apidos CLO XI(a),(d)
Subordinated Series 2011A Class SUB
04/17/2034	4.000%	1,225,000	177,011
APL Finance DAC(a)
Series 2025-1A Class C
03/20/2036	5.820%	655,000	644,544
Ares LXV CLO Ltd.(a),(b)
Series 2025-65A Class DR
3-month Term SOFR + 2.950% Floor 2.950% 07/25/2034	6.760%	300,000	295,008
Arini US CLO VI Ltd.(a),(b)
Series 7A Class E
3-month Term SOFR + 5.350% Floor 5.350% 07/15/2039	9.082%	250,000	250,472
Arini US CLO VII Ltd.(a),(b)
Series 2026-8A Class E
3-month Term SOFR + 5.250% Floor 5.250% 10/15/2039	9.033%	650,000	650,282
Series 8A Class D
3-month Term SOFR + 2.650% Floor 2.650% 10/15/2039	3.748%	333,000	333,161
AutoNation Finance Trust(a)
Series 2026-1A Class D
01/11/2034	5.070%	175,000	172,749
Subordinated Series 2025-1A Class D
09/10/2032	5.630%	65,000	65,131
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-2A Class D
02/20/2028	4.080%	355,000	353,481
Series 2022-1 Class D
08/21/2028	6.360%	320,000	319,918
Series 2024-2A Class D
10/20/2028	7.430%	365,000	368,206
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4RR Class DBR2
3-month Term SOFR + 2.950% 10/20/2036	6.679%	325,000	320,543
Ballyrock CLO Ltd.(a),(b)
Series 2022-20A Class C1R3
3-month Term SOFR + 2.800% Floor 2.800% 10/15/2036	6.553%	225,000	220,193
Bayview Opportunity Master Fund VII(a),(b)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.143%	391,353	394,967
Benefit Street Partners CLO Ltd.(a),(b)
Series 2026-50A Class E
3-month Term SOFR + 5.250% Floor 5.250% 07/15/2039	8.851%	250,000	251,402
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	5.702%	409,542	410,551
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	5.591%	309,220	309,546
Canon Music Issuer Trust(a)
Series 2026-1A Class A
05/01/2076	5.521%	175,000	172,471
Carvana Auto Receivables Trust(a),(e)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	142,622
Subordinated Series 2021-P3 Class R
09/11/2028	0.000%	3,000	267,477
CIFC Funding Ltd.(a),(b)
Series 2024-1R Class ER
3-month Term SOFR + 5.850% Floor 5.850% 04/18/2037	9.579%	250,000	250,093
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
3

Consolidated Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	268,495
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	5.548%	70,422	70,394
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class C
05/20/2055	9.408%	420,000	433,719
Series 2025-4A Class A2
12/20/2055	5.522%	295,000	293,187
DataBank Issuer(a)
Series 2026-1 Class B
02/25/2056	6.493%	305,000	302,249
DB Master Finance LLC(a)
Series 2025-1 Class A2II
08/20/2055	5.165%	183,612	179,253
Series 2026-1A Class A2II
05/20/2056	5.432%	355,000	350,840
Domino’s Pizza Master Issuer LLC(a)
Series 2025-1A Class A2II
07/25/2055	5.217%	120,000	118,412
Dryden Senior Loan Fund(a),(b)
Series 2016-42AR Class CR3
3-month Term SOFR + 1.850% Floor 1.850% 07/15/2037	5.603%	485,000	485,614
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1AR Class CR3
3-month Term SOFR + 1.900% Floor 1.900% 07/15/2037	5.653%	375,000	376,214
FIGRE Trust(a),(f)
Series 2026-FL2 Class M1
06/25/2056	6.266%	340,000	337,441
FIGRE Trust(a),(d)
Series 2026-FL3 Class M1
08/25/2056	6.198%	350,000	348,858
Firstlight Issuer LLC(a)
Series 2026-1A Class A2
06/20/2056	5.873%	165,000	163,553
Flexential Issuer LLC(a)
Series 2025-2A Class A2
10/25/2060	6.460%	150,000	148,102
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCM CLO Ltd.(a),(b)
Series 2026-1A Class E
3-month Term SOFR + 5.500% Floor 5.500% 07/20/2039	3.653%	250,000	252,035
Series 2026-2A Class E
3-month Term SOFR + 5.100% Floor 5.100% 07/20/2039	8.806%	280,000	280,136
GoldenTree Loan Management US CLO 15 Ltd.(a),(b)
Series 2022-15 Class DR2
3-month Term SOFR + 2.650% Floor 2.650% 10/20/2038	6.379%	300,000	301,587
GoldenTree Loan Management US CLO 30 Ltd.(a),(b)
Series 2026-30A Class E
3-month Term SOFR + 4.950% Floor 4.950% 07/20/2039	8.728%	300,000	301,275
Golub Capital Partners CLO 55B Ltd.(a),(b)
Series 2021-55A Class C1R
3-month Term SOFR + 1.900% Floor 1.900% 10/20/2038	5.629%	375,000	376,523
Hertz Vehicle Financing III LP(a)
Subordinated Series 2021-2A Class D
12/27/2027	4.340%	403,333	401,273
Higley Park CLO Ltd.(a),(d)
Subordinated Series 2025-1A Class SUB
07/24/2038	0.000%	450,000	310,671
Hotwire Funding LLC(a)
Series 2021-1 Class C
11/20/2051	4.459%	775,000	773,277
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	236,870
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	6.239%	183,478	184,258
ICG US CLO Ltd.(a),(b)
Series 2022-1A Class DR
3-month Term SOFR + 3.100% Floor 3.100% 10/20/2038	6.829%	350,000	350,580
Invesco US CLO Ltd.(a),(d)
Series 2024-4 Class Y
01/15/2038	0.000%	350,000	7,336
Subordinated Series 2024-4
01/15/2038	3.000%	350,000	189,211
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
4
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iskandar Enterprise LLC(a)
Series 2026-1A Class A23
04/17/2056	5.538%	240,000	234,766
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	478,390	438,271
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	349,675	349,273
Series 2026-1A Class A2II
02/15/2056	5.481%	155,925	151,255
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	42,183	42,096
Jimmy John’s Funding LLC(a)
Series 2026-1A Class A2
04/30/2056	5.685%	410,000	405,850
Kinetic ABS Issuer LLC(a)
Series 2026-2A Class B
06/25/2058	6.224%	210,000	209,477
LCM Ltd.(a),(b)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	5.653%	525,000	524,993
Madison Park Funding XXXVI Ltd.(a),(b)
Series 2025-36A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 04/15/2035	5.603%	475,000	475,350
Magnetite XLI Ltd.(a),(b)
Series 2024-41A Class C
3-month Term SOFR + 1.780% Floor 1.780% 01/25/2038	5.590%	500,000	501,212
Magnetite XLII Ltd.(a),(d)
Series 2024-42A Class
01/25/2038	0.000%	750,000	433,749
MetroNet Infrastructure Issuer LLC(a)
Series 2025-2 Class B
08/20/2055	5.590%	335,000	330,934
Series 2025-4A Class C
12/20/2055	7.112%	165,000	163,791
New Mountain CLO Ltd.(a),(e)
Series 2025-8A Class M
10/20/2038	0.000%	50,000	5
New Mountain CLO Ltd.(a),(d)
Subordinated Series 2025-8A Class SUB
10/20/2038	0.000%	500,000	328,037
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP CLO Ltd.(a),(b)
Series 2026-50A Class E
3-month Term SOFR + 5.000% Floor 5.000% 07/15/2039	3.664%	250,000	251,556
OCP CLO Ltd.(a),(d)
Subordinated Series 2015-9A
01/15/2037	0.000%	1,100,000	306,043
Octagon 56 Ltd.(a),(b)
Series 2026-1AR Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2034	5.853%	150,000	149,993
Octagon Investment Partners 29 Ltd.(a),(b)
Series 2016-1AR Class CR3
3-month Term SOFR + 1.900% Floor 1.900% 07/18/2037	3.657%	400,000	400,401
Palmer Square CLO Ltd.(a),(b)
Series 2018-1AR Class BR2
3-month Term SOFR + 2.100% Floor 2.100% 04/18/2037	5.829%	300,000	301,036
Peebles Park CLO Ltd.(a),(b)
Series 2024-1AR Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/21/2037	5.634%	510,000	511,667
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	5.461%	109,555	109,578
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.641%	448,279	448,573
Rowe CLO Ltd.(a),(b)
Series 2026-2 Class D1
3-month Term SOFR + 2.700% 07/20/2039	6.467%	175,000	175,036
Series 2026-2A Class E
3-month Term SOFR + 5.300% 07/20/2039	9.067%	300,000	300,062
RR 16 Ltd.(a),(b)
Series 2021-16AR Class DR2
3-month Term SOFR + 5.150% Floor 5.150% 07/15/2041	3.649%	500,000	500,524
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
5

Consolidated Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sixth Street CLO VIII Ltd.(a),(b)
Series 2017-5A Class CR2
3-month Term SOFR + 2.950% Floor 2.950% 10/20/2034	6.679%	350,000	347,584
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.088%	740,000	827,338
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 10/25/2028	5.538%	79,604	79,723
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	4.708%	194,081	189,392
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	4.258%	182,961	173,234
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	5.558%	550,000	542,678
Sona US CLO 1 Ltd.(a),(b)
Series 2026-1A Class E
3-month Term SOFR + 6.750% Floor 6.750% 04/25/2039	3.674%	425,000	430,196
Sona US CLO 2 Ltd.(a),(b)
Series 2026-2A Class E
3-month Term SOFR + 5.400% Floor 5.400% 07/22/2039	3.660%	250,000	250,252
Squarepoint US CLO Ltd.(a),(b),(c)
Series 1 Class D1
3-month Term SOFR + 3.030% 10/15/2039	0.000%	500,000	495,034
Series 2026-1A Class E
3-month Term SOFR + 6.650% Floor 6.650% 10/15/2039	0.000%	350,000	349,988
Stonepeak ABS(a)
Series 2021-1 Class B
02/28/2033	3.821%	154,980	152,552
SVC ABS LLC(a)
Series 2026-1 Class M
03/20/2056	7.549%	400,000	407,378
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	493,005
Subordinated Series 2024-2A Class C
06/25/2054	10.033%	370,000	374,707
Taco Bell Funding LLC(a)
Series 2025-1A Class A2II
08/25/2055	5.049%	415,000	405,254
US Bank(a),(b)
Series 2026-SUP1 Class D
30-day Average SOFR + 2.250% 06/27/2033	3.590%	89,781	89,781
US Bank C&I Credit-Linked Notes(a),(b)
Series 2025-SUP2 Class E
30-day Average SOFR + 3.700% 09/25/2032	7.343%	153,213	153,759
Series 2025-SUP2 Class R
30-day Average SOFR + 6.500% 08/31/2032	10.143%	245,142	247,256
VB-S1 Issuer LLC(a)
Series 2026-1A Class F
03/15/2056	6.843%	275,000	273,106
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	270,000	269,621
Total Asset-Backed Securities — Non-Agency (Cost $30,844,576)			30,139,348

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(d),(g)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	33,683
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
Series K060 Class X3
12/25/2044	1.957%	1,349,985	4,170
Series KC07 Class X1
09/25/2026	0.816%	2,231,589	9
Series KL05 Class X1HG
12/25/2027	1.366%	2,379,017	36,846
Series KLU3 Class X1
01/25/2031	2.057%	1,490,130	85,872
Series Q004 Class XFL
05/25/2044	1.076%	621,513	22,321
Federal National Mortgage Association(d),(g)
Series 2016-M11B Class X2
07/25/2039	3.018%	289,181	3,886
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-M4 Class X2
01/25/2039	2.713%	236,205	7,963
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	62,274
Freddie Mac MSCR Trust(a),(b)
Series 2025-MN12 Class B1
30-day Average SOFR + 4.500% 11/25/2045	8.143%	425,000	429,116
Series 2026-MN13 Class M2
30-day Average SOFR + 2.950% 03/25/2046	6.593%	200,000	201,237
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(g)
Series K096 Class X3 (FHLMC)
07/25/2029	2.113%	3,390,000	166,378
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.034%	150,221	142,210
Government National Mortgage Association(d),(g)
CMO Series 2014-103 Class IO
05/16/2055	0.183%	970,492	4,558
Series 2012-4 Class IO
05/16/2052	0.000%	1,273,642	13
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,560,274)			1,200,536

Commercial Mortgage-Backed Securities - Non-Agency(h) 4.4%

1211 Avenue of the Americas Trust(a),(d)
Subordinated Series 2015-1211 Class B
08/10/2035	4.230%	380,000	364,325
245 Park Avenue Trust(a),(d)
Subordinated Series 2017-245P Class E
06/05/2037	3.779%	550,000	538,349
AMSR Trust(a)
Series 2025-SFR1 Class E1
06/17/2042	3.655%	630,000	577,565
Series 2026-SFR2 Class D
09/17/2043	3.810%	195,000	176,427
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	92,687
BBCMS Trust(a),(d)
Subordinated Series 2015-SRCH Class D
08/10/2035	4.957%	380,000	375,183
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BOCA Commercial Mortgage Trust(a),(b)
Series 2025-BOCA Class A
1-month Term SOFR + 1.600% Floor 1.600% 12/15/2042	5.239%	170,000	170,634
BOS Trust(a),(d)
Subordinated Series 2026-LYRK Class D
05/11/2041	6.394%	65,000	63,259
BSPDF Issuer LLC(a),(b)
Series 2026-FL4 Class D
1-month U.S. Treasury Index + 2.750% Floor 2.750% 11/18/2043	6.420%	300,000	299,812
BSPRT Issuer LLC(a),(b)
Series 2026-FL13 Class D
1-month Term SOFR + 3.050% Floor 3.050% 10/18/2043	6.720%	400,000	400,000
BX Commercial Mortgage Trust(a),(b)
Series 2024-AIRC Class C
1-month Term SOFR + 2.590% Floor 2.590% 08/15/2039	6.230%	382,835	384,749
Subordinated Series 2025-SPOT Class E
1-month Term SOFR + 3.690% Floor 3.690% 04/15/2040	7.329%	426,945	426,945
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	250,000	229,892
BX Trust(a),(b)
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2042	6.830%	406,000	400,418
Series 2026-CIP Class D
1-month Term SOFR + 2.100% Floor 2.100% 05/15/2038	5.739%	379,084	381,571
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	7.278%	278,000	275,220
Subordinated Series 2025-TAIL Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2035	6.089%	315,000	315,788
Subordinated Series 2025-VOLT Class D
1-month Term SOFR + 2.750% Floor 2.750% 12/15/2044	6.639%	145,000	144,140
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
7

Consolidated Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2026-CIP Class C
1-month Term SOFR + 1.650% Floor 1.650% 05/15/2038	5.289%	99,510	99,820
Subordinated Series 2026-ORBT Class D
1-month Term SOFR + 2.100% Floor 2.100% 07/15/2043	5.739%	175,000	175,438
BXP Trust(a),(d)
Subordinated Series 2017-GM Class D
06/13/2039	3.539%	630,000	617,677
CHI Commercial Mortgage Trust(a),(d)
Series 2025-SFT Class D
04/15/2042	7.569%	560,000	563,322
Citigroup Commercial Mortgage Trust(d),(g)
Series 2016-P3 Class XA
04/15/2049	1.446%	497,808	5
Citigroup Commercial Mortgage Trust(a),(d)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	136,457
Commercial Mortgage Trust(d),(g)
Series 2012-CR4 Class XA
10/15/2045	1.289%	672,394	17,200
CONE Commercial Mortgage Trust(a),(d)
Series 2026-ACD6 Class B
07/15/2043	6.515%	315,000	310,171
CoreVest American Finance Trust(a),(d),(g)
Series 2019-3 Class XA
10/15/2052	2.140%	6,073	12
Series 2020-1 Class XA
03/15/2050	2.406%	100,045	2,371
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	84,166	79,846
CSMC Trust(a),(d)
Subordinated Series 2021-B33 Class B
10/10/2043	3.766%	423,000	369,215
DBGS Mortgage Trust(a),(b)
Series 2021-W52 Class C
1-month Term SOFR + 1.650% Floor 2.300% 10/15/2036	6.053%	520,000	514,995
DBGS Mortgage Trust(d)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.748%	542,000	527,294
Del Amo Fashion Center Trust(a),(d)
Subordinated Series 2017-AMO Class C
06/05/2035	3.757%	420,000	407,104
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DOLP Trust(a),(d)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	432,281
FirstKey Homes Trust(a)
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	847,502
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	815,235
Great Wolf Trust(a),(b)
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.030%	360,000	361,800
Series 2024-WOLF Class F
1-month Term SOFR + 4.438% Floor 4.438% 03/15/2039	8.077%	430,000	432,687
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.591%	460,000	448,804
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	450,000	447,640
Hudson Yards Mortgage Trust(a),(d)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	74,418
ILPT Commercial Mortgage Trust(a),(d)
Series 2025-LPF2 Class E
07/15/2042	8.472%	485,000	494,562
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class B
1-month Term SOFR + 1.750% Floor 1.750% 03/15/2042	5.389%	245,000	244,694
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	5.889%	105,000	104,935
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	350,607
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	8.899%	216,033	213,348
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JW Commercial Mortgage Trust(a),(b)
Series 2026-MRCO Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2039	6.089%	100,000	100,625
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	5.433%	205,000	182,672
MAD Commercial Mortgage Trust(a),(d)
Series 2025-11MD Class D
10/15/2042	6.571%	580,000	577,792
Morgan Stanley Bank of America Merrill Lynch Trust(d),(g)
Series 2016-C31 Class XA
11/15/2049	1.203%	717,237	7
Natixis Commercial Mortgage Securities Trust(a),(d),(g)
Series 2020-2PAC Class XA
12/15/2038	1.540%	639,269	3,077
Series 2020-2PAC Class XB
12/15/2038	1.102%	2,665,000	8,998
Natixis Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	53,964
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	4.889%	270,000	269,832
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.118%	425,000	425,728
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.004%	372,000	351,540
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.089%	670,000	669,790
Progress Residential Trust(a),(d)
Series 2024-SFR5 Class E2
08/09/2029	3.625%	740,000	678,515
Progress Residential Trust(a)
Series 2025-SFR1 Class E2
02/17/2042	3.750%	631,000	580,079
Series 2026-SFR1 Class D
02/17/2043	4.000%	229,861	210,706
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%		788,000	742,127
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%		910,000	856,169
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%		450,000	421,353
RIDE(a),(d)
Series 2025-SHRE Class D
02/14/2035	6.972%		400,000	399,354
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%		570,000	588,627
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%		100,000	100,605
Sequoia Logistics DAC(a),(b)
Series 2025-1A Class E
3-month EURIBOR + 3.800% 02/17/2037	6.039%	EUR	260,000	301,007
SFAVE Commercial Mortgage Securities Trust(a),(d)
Series 2015-5AVE Class A2A
01/05/2043	3.659%		425,000	372,275
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%		345,000	276,880
SLG Office Trust(a)
Series 2021-OVA Class G
07/15/2041	2.851%		470,000	384,202
SLG Office Trust(a),(d)
Subordinated Series 2026-OMA Class E
04/15/2041	7.188%		320,000	318,636
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	5.589%		430,000	429,748
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.339%		350,000	349,344
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	7.017%		625,000	618,360
Tricon Trust(a),(b)
Series 2026-SFR2 Class D
1-month Term SOFR + 1.900% Floor 1.900% 06/17/2043	5.503%		400,000	399,660
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
9

Consolidated Portfolio of Investments (continued)
August 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UK Logistics DAC(a),(b)
Series 2025-1A Class E
SONIA + 5.500% 05/17/2035	9.231%	GBP	170,382	231,019
Series 2026-2A-D Class D
SONIA + 2.850% 08/15/2036	6.581%	GBP	330,000	447,730
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2024-SVEN Class D
06/10/2037	6.534%		667,000	663,570
Wells Fargo Commercial Mortgage Trust(d)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%		560,000	550,500
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $26,963,938)				27,270,895

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Ardagh Holdings SA(i),(j)	8,977	51,618
Total Financials		51,618
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(i),(k)	5,056	28,283
Total Health Care		28,283
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(i)	30,741	157
Total Real Estate		157
Total Common Stocks (Cost $73,880)		80,058

Convertible Bonds(h) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.3%
CenterPoint Energy, Inc.
08/01/2028	3.000%	605,000	614,377
CMS Energy Corp.(a)
05/01/2031	3.125%	175,000	170,450
Exelon Corp.(a)
03/15/2029	3.250%	250,000	247,500
Convertible Bonds(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FirstEnergy Corp.
01/15/2031	3.875%		420,000	455,109
Southern Co. (The)
06/15/2028	3.250%		165,000	162,938
TXNM Energy, Inc.
06/01/2054	5.750%		265,000	349,297
Total				1,999,671
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	112,096
Media and Entertainment 0.3%
Starz Capital Holdings 1, Inc.(a)
04/15/2030	6.000%		1,938,000	1,865,325
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	311,962
Total Convertible Bonds (Cost $4,077,721)				4,289,054

Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Communication Services 0.1%
Interactive Media & Services 0.1%
Alphabet, Inc.	6.250%	6,045	292,941
Alphabet, Inc.	6.250%	6,045	289,374
Total			582,315
Total Communication Services			582,315
Industrials 0.1%
Aerospace & Defense 0.0%
Boeing Co. (The)	6.000%	4,300	278,597
Trading Companies & Distributors 0.1%
QXO, Inc.	5.500%	13,350	538,750
Total Industrials			817,347
Information Technology 0.2%
Software 0.1%
Oracle Corp.	6.500%	15,400	710,864
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.	7.625%	5,750	770,626
Total Information Technology			1,481,490
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.4%
Electric Utilities 0.4%
Duke Energy Corp.	7.750%	8,150	404,428
NextEra Energy, Inc.	7.375%	20,600	931,326
PPL Corp.	7.000%	8,095	371,803
Southern Co. (The)	7.125%	10,150	483,846
Total			2,191,403
Total Utilities			2,191,403
Total Convertible Preferred Stocks (Cost $4,912,209)			5,072,555

Corporate Bonds & Notes(h) 31.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 0.0%
SBA Tower Trust(a)
01/15/2028	6.599%	240,000	241,148
Aerospace & Defense 0.3%
Boeing Co. (The)
05/01/2050	5.805%	290,000	273,453
TransDigm, Inc.(a)
12/01/2031	7.125%	730,000	754,967
05/31/2033	6.375%	268,000	268,856
01/31/2034	6.250%	115,000	116,310
01/31/2034	6.750%	145,000	147,272
Total			1,560,858
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	140,500	136,048
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	325,417	325,032
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%	256,038	238,184
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
06/01/2028	9.500%	1,214,000	1,238,810
Total			1,938,074
Automotive 1.0%
Allison Transmission, Inc.(a)
01/30/2031	3.750%	100,000	93,220
Clarios Global LP/US Finance Co.(a)
09/15/2032	6.750%	901,000	917,720
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cooper-Standard Automotive, Inc.(a)
03/01/2031	9.250%		587,000	596,760
Dealer Tire Financial LLC(a)
10/01/2031	10.375%		2,425,000	2,412,832
Ford Motor Co.
02/12/2032	3.250%		610,000	533,489
Ford Motor Credit Co. LLC
10/09/2028	5.625%	GBP	215,000	291,597
07/08/2031	4.480%	EUR	235,000	272,998
08/29/2031	6.184%	GBP	285,000	388,512
General Motors Financial Co., Inc.(f),(l)
	6.500%		200,000	199,793
Subordinated
	5.700%		110,000	109,066
IHO Verwaltungs GmbH(a),(m)
05/15/2033	7.375%		60,000	62,534
Robert Bosch GmbH(a)
06/02/2043	4.375%	EUR	100,000	110,091
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		60,000	60,053
Volkswagen International Finance NV(a),(f),(l)
	7.875%	EUR	200,000	258,453
Total				6,307,118
Banking 3.5%
American Express Co.(f),(l)
	3.550%		85,000	84,912
American Express Co.(f)
07/20/2033	4.918%		170,000	166,957
Banco Bilbao Vizcaya Argentaria SA(f),(l)
	7.125%		515,000	516,175
Banco Santander SA(f),(l)
	7.250%		1,200,000	1,210,288
Bank of America Corp.(f),(l)
	4.375%		80,000	79,598
Bank of America Corp.(f)
02/04/2028	2.551%		110,000	109,104
10/24/2031	1.922%		465,000	409,397
03/11/2032	2.651%		135,000	121,264
04/22/2032	2.687%		40,000	35,875
Bank of Montreal(f),(l)
	6.875%		355,000	357,906
Bank of Montreal(f)
11/26/2082	7.325%	CAD	580,000	433,978
Junior Subordinated
11/26/2084	7.300%		785,000	810,742
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
11

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(f)
10/27/2082	8.625%	215,000	222,872
10/27/2085	6.875%	595,000	590,058
Barclays PLC(f),(l)
	7.625%	408,000	423,846
BNP Paribas SA(a),(f),(l)
	7.200%	240,000	236,804
	7.375%	500,000	509,824
Canadian Imperial Bank of Commerce(f),(l)
	6.500%	310,000	305,720
Canadian Imperial Bank of Commerce(f)
01/28/2087	6.750%	385,000	378,643
Citibank(f)
06/18/2032	4.846%	195,000	192,206
Citibank NA
05/29/2030	4.914%	100,000	100,109
ConnectOne Bancorp, Inc.(f)
Subordinated
06/01/2035	8.125%	270,000	279,613
First Citizens BancShares, Inc.(f),(l)
	7.000%	750,000	755,667
First Citizens BancShares, Inc.(f)
Subordinated
03/12/2040	6.254%	395,000	381,897
First Financial Bancorp(f)
Subordinated
12/01/2035	6.375%	245,000	248,124
First Interstate BancSystem, Inc.(f)
Subordinated
06/15/2035	7.625%	180,000	186,349
Five Star Bancorp(a),(f)
Subordinated
09/01/2032	6.000%	95,000	91,411
Flagstar Bancorp, Inc.(b)
Subordinated
90-day Average SOFR + 3.910% 11/01/2030	7.721%	95,000	88,016
Flagstar Bank(b)
Subordinated
3-month Term SOFR + 3.042% 11/06/2028	6.803%	145,000	142,223
Goldman Sachs Group, Inc. (The)(f)
01/27/2032	1.992%	200,000	174,279
HSBC Holdings PLC(f),(l)
	7.000%	375,000	377,443
HSBC Holdings PLC(b)
SOFR + 1.570% 05/13/2031	5.220%	130,000	132,541
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Huntington Bancshares, Inc.(f),(l)
	6.250%		727,000	727,262
Independent Bank Group, Inc.(f)
Subordinated
08/15/2034	8.375%		140,000	146,850
ING Groep NV(f),(l)
	7.000%		355,000	361,291
JPMorgan Chase & Co.(f)
04/26/2028	4.323%		90,000	89,830
06/01/2029	2.069%		615,000	587,213
11/19/2031	1.764%		305,000	266,480
Lloyds Banking Group PLC(f),(l)
	6.625%		330,000	324,884
Morgan Stanley Bank(f)
05/10/2030	4.788%		195,000	193,978
Morgan Stanley Private Bank(f)
11/17/2028	4.204%		510,000	507,045
11/19/2031	4.465%		150,000	145,889
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%		235,000	231,527
Pinnacle Financial Partners, Inc.
01/15/2036	5.957%		460,000	451,252
PNC Financial Services Group, Inc. (The)(f),(l)
	3.400%		305,000	304,397
Popular, Inc.
03/13/2028	7.250%		215,000	220,512
Provident Financial Services, Inc.(f)
Subordinated
05/15/2034	9.000%		210,000	220,907
Royal Bank of Canada(f),(l)
	4.200%	CAD	800,000	572,245
Royal Bank of Canada(f)
11/24/2084	6.350%		515,000	491,835
08/24/2085	6.750%		165,000	166,853
05/24/2086	6.500%		735,000	719,477
Simmons First National Corp.(f)
Subordinated
10/01/2035	6.250%		325,000	324,939
Societe Generale SA(a),(f),(l)
	7.125%		260,000	255,129
	8.125%		700,000	726,557
Southside Bancshares, Inc.(f)
Subordinated
08/15/2035	7.000%		365,000	376,344
Standard Chartered PLC(a),(f),(l)
	7.000%		315,000	313,574
Toronto-Dominion Bank (The)(f)
10/31/2082	8.125%		330,000	339,835
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UBS Group AG(a),(f),(l)
	7.000%		995,000	993,769
	7.125%		370,000	372,290
US Bancorp(f),(l)
	3.700%		145,000	143,792
Wells Fargo & Co.(f)
06/02/2028	2.393%		140,000	137,700
07/25/2029	5.574%		230,000	233,158
05/20/2032	4.844%		295,000	290,385
01/23/2035	5.499%		5,000	5,007
Wells Fargo & Co.(a),(f)
07/22/2032	3.900%	EUR	205,000	237,831
Total				21,633,878
Brokerage/Asset Managers/Exchanges 0.2%
Charles Schwab Corp. (The)(f),(l)
	6.100%		270,000	266,492
Compass Group Diversified Holdings LLC(a)
04/15/2029	5.250%		638,000	609,641
First Eagle Holdings, Inc.(a)
08/15/2032	7.250%		236,000	241,147
Total				1,117,280
Building Materials 1.0%
New Enterprise Stone & Lime Co., Inc.(a)
07/15/2028	9.750%		2,520,000	2,534,304
Park River Holdings, Inc.(a)
12/31/2030	8.750%		750,000	710,570
03/15/2031	8.000%		922,000	926,803
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		150,000	151,776
03/01/2033	6.750%		814,000	825,978
QXO Building Products, Inc.(a)
07/15/2031	6.500%		300,000	303,452
Stanley Black & Decker, Inc.(b)
5-year CMT + 6.707% 03/15/2060	6.707%		870,000	869,555
Total				6,322,438
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%		100,000	98,219
02/01/2033	7.000%		94,000	91,815
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		55,000	48,298
Charter Communications Operating LLC
06/01/2034	6.550%		150,000	149,759
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		20,000	17,534
02/01/2034	6.650%		40,000	40,262
08/15/2036	6.950%		475,000	475,806
03/01/2042	3.500%		255,000	170,832
04/01/2048	5.750%		340,000	275,275
04/01/2051	3.700%		190,000	113,197
Charter Communications Operating LLC/Capital(a)
09/01/2041	7.337%		454,000	450,224
CSC Holdings LLC(a)
01/31/2029	11.750%		377,000	207,286
02/01/2029	6.500%		50,000	26,543
01/15/2030	5.750%		36,000	7,624
12/01/2030	4.625%		55,000	11,860
EchoStar Corp.
11/30/2029	10.750%		173,000	186,928
Midcontinent Communications(a)
08/15/2032	8.000%		240,000	208,625
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%		113,000	112,776
07/01/2030	4.125%		109,000	102,596
Virgin Media O2 Vendor Financing Notes VI DAC(a)
03/15/2033	8.500%		332,000	225,770
VZ Secured Financing BV(a)
01/15/2032	5.000%		340,000	286,793
Total				3,308,022
Chemicals 0.9%
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	140,000	96,234
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		4,175,000	4,157,263
SCIH Salt Holdings, Inc.(a)
08/15/2031	6.625%		616,000	622,243
08/15/2032	8.000%		836,000	845,822
Total				5,721,562
Construction Machinery 1.2%
EquipmentShare.com, Inc.(a)
07/01/2034	7.125%		40,000	39,393
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%		5,784,000	6,026,842
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%		874,000	920,493
United Rentals North America, Inc.
07/15/2030	4.000%		185,000	176,272
02/15/2031	3.875%		305,000	285,823
Total				7,448,823
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
13

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.2%
AA Bond Co., Ltd.(a)
07/31/2032	5.500%	GBP	100,000	132,227
07/31/2050	7.375%	GBP	100,000	140,616
Arches Buyer, Inc.(a)
12/01/2028	6.125%		2,865,000	2,832,921
08/15/2031	9.000%		285,000	297,476
Booking Holdings, Inc.
05/11/2039	4.500%	EUR	100,000	113,164
03/21/2045	3.875%	EUR	100,000	99,350
GEO Group, Inc. (The)
04/15/2031	10.250%		750,000	807,056
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	141,261
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%		65,000	64,774
Rentokil Terminix Funding LLC(a)
04/28/2030	5.000%		205,000	203,471
Rollins, Inc.
02/24/2035	5.250%		315,000	306,369
TKC Holdings, Inc.(a)
08/15/2030	8.500%		1,750,000	1,820,458
VT Topco, Inc.(a)
08/15/2030	8.500%		93,000	95,682
Total				7,054,825
Consumer Products 0.2%
American Greetings Corp.(a)
01/15/2032	8.875%		527,000	523,641
Energizer Holdings, Inc.(a)
09/15/2033	6.000%		155,000	148,505
Newell Brands, Inc.(f)
04/01/2036	7.375%		100,000	100,723
Opal Bidco SAS(a)
03/31/2032	6.500%		105,000	106,100
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	190,968
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	236,818
Total				1,306,755
Diversified Manufacturing 0.0%
Smiths Group PLC(a)
11/13/2033	3.625%	EUR	100,000	111,469
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	99,969
Total				211,438
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electric 1.7%
AES Corp. (The)(f)
01/15/2055	7.600%		1,350,000	1,378,200
Alliant Energy Corp.(f)
04/01/2056	5.750%		435,000	425,803
Alpha Generation LLC(a)
10/15/2032	6.750%		205,000	206,479
American Electric Power Co, Inc.(f)
03/15/2056	5.800%		655,000	643,026
American Electric Power Co., Inc.(f)
12/15/2054	6.950%		670,000	703,606
Amprion GmbH(a)
01/15/2046	4.580%	EUR	100,000	110,222
Ausgrid Finance Pty Ltd.(a)
12/10/2035	5.946%	AUD	140,000	97,542
CenterPoint Energy, Inc.(f)
04/01/2056	5.950%		175,000	172,403
08/15/2058	6.400%		545,000	547,136
CMS Energy Corp.(f)
06/01/2055	6.500%		140,000	140,846
Dominion Energy, Inc.(f)
06/01/2054	7.000%		435,000	452,046
05/15/2055	6.625%		355,000	356,668
02/15/2056	6.000%		410,000	406,533
12/15/2056	6.250%		190,000	187,360
Duke Energy Corp.(f)
09/01/2054	6.450%		90,000	91,784
Emera US Finance LLC(f)
10/01/2056	6.850%		575,000	576,878
Enel SpA(a),(f),(l)
Subordinated
	4.500%	EUR	100,000	111,907
Entergy Corp.(f)
12/15/2058	6.500%		190,000	189,159
EUSHI Finance, Inc.(f)
04/01/2056	6.250%		365,000	358,309
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	479,549
Eversource Energy(f)
08/15/2056	6.350%		520,000	518,538
Exelon Corp.(f)
03/15/2055	6.500%		525,000	528,913
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	220,134
NextEra Energy Capital Holdings, Inc.(f)
08/15/2055	6.500%		190,000	190,971
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
01/15/2036	6.000%		310,000	301,324
Southern Co. (The)(f)
09/15/2051	3.750%		380,000	379,441
03/15/2055	6.750%		340,000	342,774
Total				10,117,551
Environmental 0.0%
Seche Environnement SACA(a),(f),(l)
Subordinated
	5.870%	EUR	100,000	114,889
Finance Companies 1.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	240,183
AerCap Ireland Capital DAC/Global Aviation Trust(f)
03/10/2055	6.950%		330,000	338,170
01/31/2056	6.500%		320,000	321,131
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%		176,000	171,187
FirstCash, Inc.(a)
03/01/2032	6.875%		100,000	102,069
05/01/2034	6.125%		50,000	49,411
Freedom Mortgage Corp.(a)
10/01/2030	12.250%		1,001,000	1,067,391
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%		3,000,000	3,099,194
02/01/2032	8.000%		247,000	244,164
LFS Topco LLC(a)
07/15/2030	8.750%		510,000	512,046
Midcap Financial Issuer Trust(a)
05/01/2028	6.500%		2,000,000	2,003,781
Total				8,148,727
Food and Beverage 1.0%
Becle SAB de CV(a)
10/14/2031	2.500%		335,000	286,710
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%		440,000	428,086
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		420,000	422,145
General Mills, Inc.(f)
07/16/2056	5.250%	EUR	100,000	113,251
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		124,000	125,808
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		8,000	8,546
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
03/15/2033	3.250%	EUR	345,000	380,474
01/26/2039	6.875%		200,000	213,794
06/01/2046	4.375%		132,000	102,473
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	259,507
Maple Parent Holdings Corp.(a)
03/26/2032	4.224%	EUR	335,000	385,713
03/26/2035	4.728%	EUR	100,000	115,678
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	350,089
Mars, Inc.(a)
03/01/2035	5.200%		100,000	98,531
Performance Food Group, Inc.(a)
03/01/2034	5.625%		245,000	237,962
Pilgrim’s Pride Corp.
03/01/2032	3.500%		390,000	353,020
07/01/2033	6.250%		275,000	284,408
Post Holdings, Inc.(a)
03/01/2033	6.375%		515,000	506,108
10/15/2034	6.250%		197,000	189,991
03/15/2036	6.500%		265,000	256,807
Viking Baked Goods Acquisition Corp.(a)
11/01/2031	8.625%		750,000	752,960
Total				5,872,061
Gaming 0.6%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		59,000	56,625
02/15/2032	6.500%		105,000	101,490
10/15/2032	6.000%		45,000	40,391
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		80,000	80,703
01/15/2029	5.300%		20,000	19,997
01/15/2031	4.000%		105,000	98,265
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		15,000	15,101
Las Vegas Sands Corp.
06/15/2028	5.625%		405,000	408,561
Light & Wonder International, Inc.(a)
10/01/2033	6.250%		60,000	59,836
MGM Resorts International
04/15/2032	6.500%		65,000	64,968
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(a)
04/15/2030	8.250%		500,000	521,632
04/15/2031	11.875%		1,000,000	1,085,790
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	177,305
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
15

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pioneer Opco LLC(a)
05/15/2033	7.000%		95,000	96,696
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%		110,000	111,428
VICI Properties LP
04/01/2035	5.625%		360,000	352,275
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	28,754
08/15/2030	4.125%		300,000	284,932
Total				3,604,749
Health Care 2.2%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	497,160
Charlotte Buyer, Inc.(a)
06/30/2031	8.000%		889,000	907,509
Gainwell Acquisition Corp.(a)
09/01/2031	9.000%		1,505,000	1,569,148
HCA, Inc.
12/01/2027	7.050%		115,000	117,921
09/01/2028	5.625%		100,000	101,272
04/01/2034	5.600%		580,000	582,575
ModivCare Buyer LLC(a),(f),(j)
10/01/2029	5.000%		390,600	508
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		745,000	721,206
10/01/2029	5.250%		25,000	24,864
National Mentor Holdings, Inc.(a)
12/15/2030	10.500%		750,000	798,359
Radiology Partners, Inc.(a)
07/15/2032	8.500%		750,000	768,723
Rede D’or Finance SARL(a)
01/22/2030	4.500%		56,000	52,744
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	200,000	239,090
Star Parent, Inc.(a)
10/01/2030	9.000%		215,000	225,759
Team Health Holdings, Inc.(a),(m)
06/30/2028	13.500%		4,791,000	4,916,522
Teleflex, Inc.(a)
01/15/2032	5.875%		135,000	135,235
US Acute Care Solutions LLC(a)
05/15/2029	9.750%		1,619,000	1,588,206
Total				13,246,801
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Centene Corp.
12/15/2029	4.625%	135,000	131,637
02/15/2030	3.375%	470,000	436,846
10/15/2030	3.000%	585,000	528,248
03/01/2031	2.500%	445,000	388,619
Total			1,485,350
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%	63,000	61,863
03/15/2031	2.050%	16,000	13,826
Total			75,689
Home Construction 0.1%
Century Communities, Inc.(a)
08/15/2029	3.875%	750,000	715,220
Independent Energy 0.7%
Aker BP ASA(a)
10/01/2034	5.125%	310,000	300,076
Civitas Resources, Inc.(a)
07/01/2031	8.750%	395,000	413,027
Continental Resources, Inc.(a)
01/15/2031	5.750%	160,000	162,025
04/01/2032	2.875%	385,000	336,528
Continental Resources, Inc.
06/01/2044	4.900%	676,000	544,954
Encana Corp.
08/15/2034	6.500%	495,000	522,085
02/01/2038	6.500%	450,000	469,742
EQT Corp.(a)
05/15/2031	3.625%	325,000	302,219
EQT Corp.
02/01/2034	5.750%	175,000	176,478
Occidental Petroleum Corp.
09/15/2036	6.450%	90,000	95,011
03/15/2040	6.200%	545,000	553,276
Var Energi ASA(a)
05/22/2035	6.500%	340,000	353,889
Total			4,229,310
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/2039	6.750%	983,000	1,059,735
06/15/2047	5.400%	310,000	279,953
Total			1,339,688
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Leisure 0.2%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	194,908
NCL Corp., Ltd.(a)
02/01/2032	6.750%		380,000	369,734
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%		575,000	578,054
Total				1,142,696
Life Insurance 0.1%
Genworth Holdings, Inc.(b)
3-month Term SOFR + 2.264% 11/15/2036	6.005%		739,000	614,205
Sammons Financial Group, Inc.(a)
06/15/2036	5.950%		70,000	66,807
Total				681,012
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		165,000	149,887
Travel + Leisure Co.(a)
12/01/2029	4.500%		250,000	241,303
09/01/2033	6.125%		140,000	138,113
Total				529,303
Media and Entertainment 1.3%
Belo Corp.
09/15/2027	7.250%		40,000	40,725
Dotdash Meredith, Inc.(a)
06/15/2032	7.625%		500,000	481,104
EW Scripps Co. (The)(a)
08/15/2030	9.875%		500,000	451,953
Gray Media, Inc.(a)
07/15/2029	10.500%		420,000	443,024
09/15/2034	7.500%		622,000	621,439
Lions Gate Capital Holdings LLC(a)
04/15/2029	5.500%		669,000	598,998
Meta Platforms, Inc.
11/15/2055	5.625%		230,000	192,059
05/15/2056	6.300%		656,000	604,471
News Corp.(a)
05/15/2029	3.875%		160,000	154,593
Playtika Holding Corp.(a)
03/15/2029	4.250%		678,000	613,532
RR Donnelley & Sons Co.(a)
06/01/2031	11.000%		2,208,000	2,123,355
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%		500,000	468,979
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio LLC(a)
04/15/2032	5.875%	748,000	737,662
Snap, Inc.(a)
03/01/2033	6.875%	170,000	166,576
03/15/2034	6.875%	100,000	97,261
Sopaipilla Investor LLC(a)
11/30/2048	7.534%	220,000	225,144
Univision Communications, Inc.(a)
04/15/2033	8.875%	95,000	93,928
Total			8,114,803
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	985,000	993,127
05/01/2033	7.375%	385,000	392,287
01/15/2034	7.625%	330,000	336,706
CSN Inova Ventures(a)
08/12/2030	11.000%	208,000	162,835
CSN Resources SA(a)
04/08/2032	5.875%	420,000	263,452
Freeport-McMoRan, Inc.
03/15/2043	5.450%	1,190,000	1,117,577
Skeena Resources Ltd.(a)
04/01/2031	8.500%	878,000	927,532
Total			4,193,516
Midstream 1.0%
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	100,000	103,204
Enbridge, Inc.(f)
06/27/2054	7.200%	360,000	377,086
01/15/2084	8.500%	465,000	524,132
Energy Transfer LP(f),(l)
	6.625%	336,000	337,876
	7.125%	360,000	369,093
Energy Transfer LP(f)
05/15/2054	8.000%	94,000	98,529
01/15/2057	6.700%	330,000	327,089
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	184,000	181,509
01/15/2031	9.250%	180,000	190,514
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	150,867
Global Partners LP/GLP Finance Corp.(a)
07/01/2033	7.125%	84,000	86,328
ITT Holdings LLC(a)
08/01/2029	6.500%	90,000	89,760
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
17

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%		105,000	110,030
South Bow Canadian Infrastructure Holdings Ltd.(f)
03/01/2055	7.500%		265,000	277,920
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)
12/15/2035	6.500%		215,000	208,149
Sunoco LP(a),(f),(l)
	7.875%		675,000	696,692
TransCanada PipeLines Ltd.
03/01/2034	4.625%		5,000	4,749
TransCanada PipeLines Ltd.(f)
06/01/2065	7.000%		250,000	255,483
TransCanada Trust(f)
Junior Subordinated
03/07/2082	5.600%		455,000	444,945
Venture Global LNG, Inc.(a),(f),(l)
	9.000%		530,000	536,693
Venture Global LNG, Inc.(a)
06/15/2036	6.625%		195,000	195,711
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%		290,000	305,245
Williams Cos, Inc. (The)
09/30/2035	5.300%		262,000	255,366
Total				6,126,970
Natural Gas 0.2%
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	236,021
Nortegas Energia Grupo SL(a)
01/21/2033	4.125%	EUR	100,000	113,365
Northwest Natural Holding Co.(f)
09/15/2055	7.000%		415,000	420,262
Redexis SA(a)
05/30/2031	4.375%	EUR	100,000	116,855
Sempra(f)
04/01/2055	6.550%		310,000	306,571
Spire, Inc.(f)
06/01/2056	6.450%		185,000	184,268
Total				1,377,342
Office REIT 0.1%
Boston Properties LP
01/15/2035	5.750%		71,000	70,335
Hudson Pacific Properties LP
11/01/2027	3.950%		267,000	260,414
02/15/2028	5.950%		3,000	2,980
Total				333,729
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oil Field Services 0.0%
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	184,425
Other Financial Institutions 1.0%
Burford Capital Global Finance LLC(a)
04/15/2028	6.250%		1,238,000	1,226,447
01/15/2034	8.500%		500,000	453,386
Credit Acceptance Corp.(a)
03/15/2030	6.625%		913,000	918,336
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(a)
08/21/2030	4.875%	EUR	100,000	117,299
Finco Opal Sarl(a),(b)
3-month EURIBOR + 7.750% 03/02/2030	10.018%	EUR	100,000	114,287
Five Point Operating Co. LP(a)
10/01/2030	8.000%		960,000	985,526
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		101,000	96,907
06/15/2030	9.000%		230,000	212,690
PRA Group, Inc.(a)
02/01/2028	8.375%		1,000,000	1,013,095
10/01/2029	5.000%		1,000,000	960,946
Vonovia SE(a)
09/03/2035	5.717%	AUD	160,000	107,258
Total				6,206,177
Other Industry 0.2%
AECOM(a)
08/01/2033	6.000%		432,000	430,470
Albion Financing 1 SARL/Aggreko Holdings, Inc.(a)
05/21/2030	7.000%		55,000	56,784
BCP V Modular Services Finance II PLC(a)
07/10/2031	6.500%	EUR	100,000	95,483
Grand Canyon University
10/01/2028	5.125%		110,000	108,608
VM Consolidated, Inc.(a)
04/15/2029	5.500%		651,000	608,876
Total				1,300,221
Other REIT 1.7%
Arbor Realty SR, Inc.(a)
12/15/2028	8.500%		750,000	745,487
07/15/2030	7.875%		1,172,000	1,099,297
Blackstone Mortgage Trust, Inc.(a)
06/01/2031	6.250%		375,000	359,165
Digital Dutch Finco BV(a)
03/15/2035	3.875%	EUR	220,000	241,742
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Extra Space Storage LP
10/15/2031	2.400%		30,000	26,188
Host Hotels & Resorts LP
06/15/2032	5.700%		45,000	45,425
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%		1,000,000	999,307
Lexington Realty Trust
09/15/2030	2.700%		135,000	122,163
Rithm Capital Corp.(a)
04/01/2029	8.000%		1,825,000	1,851,284
06/01/2031	8.500%		610,000	617,330
Service Properties Trust(a),(e)
09/30/2027	0.000%		1,975,000	1,864,726
Service Properties Trust
06/15/2032	8.875%		730,000	751,166
Starwood Property Trust, Inc.(a)
04/15/2030	6.000%		1,500,000	1,508,360
WP Carey, Inc.
05/10/2035	3.750%	EUR	175,000	191,237
Total				10,422,877
Other Utility 0.1%
DWR Cymru Financing UK PLC(a)
Subordinated
03/31/2034	2.375%	GBP	165,000	168,684
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	155,000	209,855
Total				378,539
Packaging 1.0%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		315,000	315,280
Amcor Group Finance PLC
05/23/2029	5.450%		190,000	192,556
Berry Global, Inc.
04/15/2028	5.500%		360,000	364,055
Iris Holding, Inc.(a)
12/15/2028	10.000%		3,695,000	3,260,759
Sword Purchaser LLC(a)
04/15/2033	8.250%		150,000	155,172
Trivium Packaging Finance BV(a)
01/15/2031	12.250%		1,500,000	1,662,177
Total				5,949,999
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	92,622
07/15/2032	6.375%		35,000	35,428
Total				128,050
Pharmaceuticals 0.3%
1261229 BC Ltd.(a)
04/15/2032	10.000%		705,000	732,319
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	112,100
Bayer US Finance II LLC(a)
12/15/2028	4.375%		174,000	171,664
06/25/2038	4.625%		520,000	457,797
Grifols SA(a)
05/01/2030	7.500%	EUR	182,154	219,789
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		172,000	176,163
10/01/2046	4.100%		194,000	142,946
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		39,000	39,598
Total				2,052,376
Property & Casualty 0.8%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%		500,000	456,708
06/15/2029	8.500%		1,500,000	1,359,516
11/06/2030	7.500%		105,000	96,628
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	186,527
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%		1,065,000	1,086,257
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	228,162
Farmers Exchange Capital III(a),(f)
Subordinated
10/15/2054	5.454%		300,000	280,948
Farmers Insurance Exchange(a),(f)
Subordinated
11/01/2057	4.747%		100,000	86,299
Jones Deslauriers Insurance Management, Inc.(a)
03/15/2030	8.500%		1,000,000	1,031,897
Total				4,812,942
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	290,000	192,858
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
19

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Refining 0.0%
Phillips 66 Co.(f)
03/15/2056	6.200%		210,000	207,656
Restaurants 0.1%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		165,000	163,778
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	102,116
Yum! Brands, Inc.
01/31/2032	4.625%		300,000	285,725
Total				551,619
Retailers 0.5%
Amazon.com, Inc.
07/09/2036	5.300%		195,000	190,930
07/09/2056	6.100%		385,000	371,308
03/16/2064	4.850%	EUR	225,000	244,003
Arko Corp.(a)
11/15/2029	5.125%		703,000	630,910
Crocs, Inc.(a)
08/15/2031	4.125%		185,000	171,794
Gee Automotive Holdings LLC(a)
03/01/2031	7.250%		750,000	759,983
Michaels Cos., Inc. (The)(a)
03/15/2033	8.500%		182,000	180,248
03/15/2034	11.000%		20,000	19,405
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		105,000	104,585
Valvoline, Inc.(a)
08/15/2034	6.125%		190,000	189,620
Total				2,862,786
Supermarkets 0.1%
KeHE Distributors LLC/Finance Corp./NextWave Distribution, Inc.(a)
08/15/2034	7.000%		609,000	615,230
Supranational 0.2%
Asian Infrastructure Investment Bank (The)(a)
03/01/2029	7.000%	INR	38,400,000	396,628
European Bank for Reconstruction & Development
10/26/2027	6.300%	INR	15,300,000	158,258
Inter-American Development Bank
10/06/2030	7.350%	INR	27,000,000	279,587
International Bank for Reconstruction & Development
04/24/2028	6.850%	INR	18,500,000	191,593
04/17/2030	6.500%	INR	24,400,000	246,874
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	94,992
Total				1,367,932
Technology 2.3%
Alphabet, Inc.
11/13/2032	4.625%	GBP	449,000	586,998
05/11/2034	3.625%	EUR	370,000	420,071
11/06/2038	3.500%	EUR	100,000	106,530
11/06/2044	4.000%	EUR	135,000	140,805
08/15/2056	6.375%		250,000	251,633
AthenaHealth Group, Inc.(a)
02/15/2032	7.500%		641,000	661,077
Block, Inc.
05/15/2032	6.500%		85,000	86,309
CACI International, Inc.(a)
06/15/2033	6.375%		215,000	217,864
Cerved Group SpA(a),(b)
3-month EURIBOR + 5.250% Floor 5.250% 02/15/2029	7.651%	EUR	100,000	80,021
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%		2,308,000	2,172,826
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		295,000	289,187
08/15/2033	6.625%		545,000	494,086
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		95,000	86,090
CoreWeave, Inc.(a)
06/01/2030	9.250%		640,000	594,487
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	332,354
Equinix Asia Financing Corp., Pte Ltd.
03/15/2031	4.400%		120,000	115,653
Fiserv, Inc.
02/15/2031	4.550%		110,000	106,229
08/21/2033	5.625%		75,000	74,279
03/15/2034	5.450%		170,000	165,289
08/11/2035	5.250%		185,000	176,266
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		60,000	60,529
Gartner, Inc.(a)
10/01/2030	3.750%		345,000	317,616
Global Payments, Inc.
11/15/2028	4.500%		330,000	325,469
Intel Corp.
08/12/2031	2.000%		50,000	42,969
02/10/2053	5.700%		45,000	40,126
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%		75,000	59,235
ION Platform Finance US, Inc./SARL(a)
05/15/2028	5.750%		1,660,000	1,562,628
05/30/2029	9.500%		1,319,000	1,223,372
Iron Mountain, Inc.(a)
01/15/2033	6.250%		100,000	100,765
MSCI, Inc.(a)
11/01/2031	3.625%		245,000	222,965
MSCI, Inc.
03/15/2036	5.150%		355,000	336,790
NCR Corp.(a)
04/15/2029	5.125%		110,000	107,347
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		1,194,000	1,223,341
NVIDIA Corp.
06/15/2056	5.625%		140,000	125,879
Open Text Corp.(a)
12/01/2027	6.900%		70,000	71,288
12/01/2029	3.875%		80,000	74,845
Open Text Holdings, Inc.(a)
12/01/2031	4.125%		35,000	31,289
Oracle Corp.
02/04/2036	5.700%		185,000	171,055
Paychex, Inc.
04/15/2032	5.350%		100,000	99,972
RD Michigan Property Owner I LLC(a)
03/30/2045	7.500%		95,000	90,392
ServiceNow, Inc.
08/15/2031	4.700%		120,000	117,925
SS&C Technologies, Inc.(a)
06/01/2032	6.500%		190,000	192,533
Stingray Compute LLC(a)
06/15/2031	6.000%		96,000	93,441
Xerox Corp.(a)
10/15/2030	10.250%		215,000	188,024
Total				14,037,849
Tobacco 0.1%
Imperial Brands Finance PLC(a)
06/30/2028	4.500%		540,000	536,933
Transportation Services 0.3%
Aurizon Network Pty Ltd.(a)
09/02/2030	2.900%	AUD	250,000	159,758
Beacon Mobility Corp.(a)
08/01/2030	7.250%		250,000	256,879
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Carrix, Inc.(a)
08/01/2033	6.125%		245,000	244,879
Dalrymple Bay Finance Pty Ltd.
03/24/2031	6.234%	AUD	50,000	36,127
GN Bondco LLC(a)
10/15/2031	9.500%		923,000	938,107
Sydney Airport Finance Co. Pty Ltd.(a)
04/19/2034	5.900%	AUD	60,000	42,381
WestConnex Finance Co. Pty Ltd.
04/30/2032	5.944%	AUD	130,000	92,900
Total				1,771,031
Wireless 0.6%
Altice France SA(a)
11/01/2029	9.500%		2,000,000	2,026,362
American Tower Corp.
03/15/2030	4.900%		195,000	194,002
06/15/2030	2.100%		175,000	157,021
04/15/2031	2.700%		75,000	67,488
05/30/2032	3.625%	EUR	200,000	227,428
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	207,536
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	158,346
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		439,250	439,303
T-Mobile US, Inc.
04/15/2027	3.750%		20,000	19,913
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%		231,000	187,405
Total				3,684,804
Wirelines 0.1%
Verizon Communications, Inc.(f)
05/14/2056	6.200%		545,000	524,855
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		145,000	151,516
Zayo Group Holdings, Inc.(a),(m)
03/09/2030	9.250%		89,207	89,216
Total				765,587
Total Corporate Bonds & Notes (Cost $194,161,129)				193,651,516

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
21

Consolidated Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(h),(n) 5.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 1.4%
Airservices Australia
11/15/2028	5.400%	AUD	290,000	208,797
05/15/2030	2.200%	AUD	350,000	225,227
Australia Government Bond(a)
03/21/2036	4.250%	AUD	620,000	417,065
NBN Co., Ltd.(a)
08/28/2031	5.000%	AUD	1,120,000	784,536
11/29/2032	3.375%	EUR	180,000	203,897
03/15/2033	4.375%	EUR	235,000	280,833
03/06/2035	5.350%	AUD	570,000	393,020
New South Wales Treasury Corp.(a)
09/20/2035	4.750%	AUD	810,000	547,343
02/20/2036	4.250%	AUD	845,000	545,414
02/20/2037	4.750%	AUD	95,000	62,854
02/24/2038	5.250%	AUD	1,375,000	936,981
Queensland Treasury Corp.(a)
05/21/2035	3.250%	EUR	200,000	224,162
08/22/2035	4.500%	AUD	300,000	199,065
03/18/2036	3.375%	EUR	250,000	281,015
07/21/2036	5.250%	AUD	360,000	249,971
08/13/2038	5.250%	AUD	1,035,000	700,140
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	415,000	281,526
09/15/2036	4.750%	AUD	500,000	332,434
11/20/2037	2.000%	AUD	290,000	142,184
09/15/2038	5.250%	AUD	540,000	364,961
09/15/2039	5.500%	AUD	590,000	403,242
11/20/2040	5.000%	AUD	595,000	380,802
11/20/2041	2.250%	AUD	405,000	177,743
Total				8,343,212
Brazil 0.4%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	2,015,000	391,281
Brazil Notas do Tesouro Nacional, Series F
01/01/2029	10.000%	BRL	8,270,000	1,505,205
Brazilian Government International Bond
03/15/2035	6.625%		515,000	520,573
Total				2,417,059
Canada 0.3%
Canadian Government Bond
05/01/2027	2.750%	CAD	495,000	357,624
09/01/2029	3.500%	CAD	355,000	258,484
06/01/2033	2.750%	CAD	90,000	62,004
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	104,850
OMERS Finance Trust(a)
01/28/2035	3.250%	EUR	260,000	291,676
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of British Columbia
07/06/2033	4.200%		350,000	337,220
Province of Ontario
06/02/2045	3.450%	CAD	500,000	301,611
Province of Quebec
09/08/2033	4.500%		341,000	334,297
Total				2,047,766
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	195,239
01/26/2036	6.440%		204,000	212,595
11/04/2044	4.875%		290,000	243,168
Total				651,002
Colombia 0.1%
Colombia Government International Bond
11/07/2036	7.750%		262,000	278,588
Czech Republic 0.2%
Czech Republic Government Bond
11/11/2032	4.500%	CZK	3,710,000	175,533
10/24/2034	4.250%	CZK	6,790,000	310,127
05/30/2035	3.500%	CZK	12,460,000	536,088
Total				1,021,748
Finland 0.0%
Kuntarahoitus Oyj(a),(b)
3-month NIBOR + 1.500% 01/11/2027	6.120%	NOK	1,000,000	107,641
France 0.1%
Electricite de France SA(a),(f),(l)
	7.375%	GBP	100,000	140,114
Electricite de France SA(a)
06/17/2044	4.750%	EUR	400,000	445,684
Total				585,798
Germany 0.0%
EnBW International Finance BV(a)
10/30/2034	6.048%	AUD	270,000	190,897
Guatemala 0.1%
Guatemala Government Bond(a)
08/15/2036	6.250%		310,000	317,198
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	172,328
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.2%
India Government Bond
04/18/2029	7.100%	INR	27,840,000	300,550
10/07/2029	6.450%	INR	3,880,000	40,794
07/21/2030	6.010%	INR	13,700,000	141,643
02/16/2031	6.360%	INR	18,020,000	187,684
07/12/2031	6.100%	INR	7,990,000	82,492
05/05/2035	6.330%	INR	29,270,000	296,982
05/11/2036	6.940%	INR	18,050,000	189,529
Total				1,239,674
Indonesia 0.1%
Indonesia Government International Bond
03/12/2033	1.100%	EUR	100,000	94,246
03/04/2038	4.460%	EUR	220,000	242,503
Total				336,749
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	216,100
04/14/2033	3.500%		430,000	385,015
Total				601,115
Kuwait 0.0%
Kuwait International Government Bond(a)
07/29/2036	5.509%		274,000	274,369
Malaysia 0.3%
Malaysia Government Bond
03/15/2029	3.237%	MYR	1,420,000	351,657
05/15/2030	3.336%	MYR	1,560,000	385,111
06/30/2031	4.232%	MYR	1,355,000	346,068
07/15/2032	3.582%	MYR	1,610,000	396,644
Petronas Capital Ltd.(a)
04/21/2050	4.550%		390,000	322,845
Total				1,802,325
Mexico 0.4%
Mexican Bonos
04/15/2032	8.000%	MXN	20,670,000	1,174,203
Mexico Government International Bond
05/16/2031	3.875%	EUR	450,000	514,977
05/19/2033	4.875%		227,000	213,352
02/12/2034	3.500%		200,000	169,049
02/09/2035	6.350%		200,000	202,002
09/22/2035	5.625%		420,000	402,397
Total				2,675,980
Netherlands 0.0%
TenneT Holding BV(a),(f),(l)
	4.875%	EUR	100,000	118,208
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.6%
New Zealand Government Bond
05/15/2032	2.000%	NZD	585,000	305,521
05/15/2034	4.250%	NZD	1,865,000	1,082,287
05/15/2035	4.500%	NZD	446,000	261,070
05/15/2036	4.250%	NZD	420,000	239,114
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	2,615,000	1,464,090
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	45,000	32,047
Total				3,384,129
Norway 0.3%
City of Oslo Norway(b)
3-month NIBOR + 0.178% 02/12/2029	4.728%	NOK	4,000,000	427,745
Norway Government Bond(a)
09/17/2031	1.250%	NOK	4,695,000	431,111
05/18/2032	2.125%	NOK	8,545,000	810,726
08/15/2033	3.000%	NOK	970,000	95,146
06/12/2035	3.750%	NOK	2,595,000	264,126
Total				2,028,854
Philippines 0.4%
Philippine Government Bond
02/28/2029	6.250%	PHP	18,900,000	301,301
05/19/2029	6.500%	PHP	43,210,000	692,094
07/27/2030	6.375%	PHP	43,340,000	681,362
08/20/2030	6.000%	PHP	28,830,000	448,396
09/15/2032	6.750%	PHP	25,240,000	399,230
Philippine Government International Bond
05/17/2027	0.875%	EUR	100,000	114,133
Total				2,636,516
Romania 0.1%
Romanian Government International Bond(a)
03/24/2035	5.750%		90,000	85,547
03/24/2035	5.750%		64,000	60,834
05/16/2036	6.625%		206,000	205,953
Total				352,334
Saudi Arabia 0.0%
Saudi Government International Bond(a)
01/12/2056	5.875%		148,000	137,125
South Africa 0.0%
Republic of South Africa Government International Bond
04/20/2032	5.875%		250,000	255,509
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
23

Consolidated Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 0.3%
Korea Treasury Bond
03/10/2031	3.375%	KRW	2,909,350,000	2,100,776
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
04/30/2054	5.500%		200,000	186,023
United Kingdom 0.3%
Thames Water Super Senior Issuer PLC(a)
10/10/2027	9.750%	GBP	155,000	217,610
United Kingdom Gilt(a)
05/22/2029	4.000%	GBP	295,000	394,457
07/22/2029	4.125%	GBP	127,000	170,275
10/22/2031	4.000%	GBP	80,000	105,155
01/31/2033	3.250%	GBP	300,000	372,277
07/31/2034	4.250%	GBP	300,000	388,492
Total				1,648,266
Total Foreign Government Obligations (Cost $35,774,578)				35,911,189

Preferred Stocks 0.9%
Issuer		Shares	Value ($)
Financials 0.9%
Banks 0.9%
Bank of Hawaii Corp.	8.000%	11,850	309,759
Citizens Financial Group, Inc.(f)	6.500%	31,975	793,300
Fifth Third Bancorp(f)	6.875%	27,575	711,711
First Busey Corp.	8.250%	12,125	312,825
First Citizens Bancshares, Inc.(f)	6.625%	29,850	741,772
First Horizon Corp.	6.750%	15,375	375,150
Huntington Bancshares, Inc.	4.500%	25	413
Live Oak Bancshares, Inc.	8.375%	9,100	230,412
M&T Bank Corp.	6.625%	25,075	632,392
UMB Financial Corp.(f)	7.750%	18,525	490,913
WesBanco, Inc.(f)	7.375%	26,425	680,972
Wintrust Financial Corp.(f)	7.875%	10,275	269,102
Total			5,548,721
Total Financials			5,548,721
Total Preferred Stocks (Cost $5,447,561)			5,548,721

Residential Mortgage-Backed Securities - Agency 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Remics(g)
CMO Series 2021-70 Class AI
10/25/2051	4.000%	634,403	137,327
CMO Series 5146 Class BI
08/25/2050	4.000%	843,509	163,137
Fannie Mae REMICS(g)
CMO Series 2021-59 Class KI
09/25/2051	4.000%	642,685	148,630
Fannie Mae REMICS(b),(g)
CMO Series 2024-98 Class SC
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 12/25/2054	2.307%	764,680	59,538
CMO Series 2024-98 Class SE
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 12/25/2054	2.337%	529,658	39,600
CMO Series 2024-98 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 11/25/2054	2.357%	587,186	48,905
CMO Series 2025-49 Class SC
-1.0 x 30-day Average SOFR + 5.200% Cap 5.200% 06/25/2055	1.557%	1,332,358	54,363
Federal Home Loan Mortgage Corp.
08/01/2053- 01/01/2055	5.000%	2,437,538	2,371,261
02/01/2055	5.500%	358,099	357,463
Federal National Mortgage Association
06/01/2052- 02/01/2053	4.000%	2,677,753	2,455,862
10/01/2052	4.500%	557,867	528,422
05/01/2053- 12/01/2054	5.000%	1,526,175	1,485,307
02/01/2054- 01/01/2055	5.500%	4,557,753	4,544,370
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	4.858%	172,298	166,145
Freddie Mac Pool
12/01/2055	5.000%	354,714	343,426
Freddie Mac REMICS(g)
CMO Series 5070 Class MI
02/25/2051	3.500%	383,271	60,637
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(g)
CMO Series 5468 Class SE
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 10/25/2054	1.707%	1,714,562	101,904
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	2.257%	1,772,146	109,873
CMO Series 5512 Class LS
-1.0 x 30-day Average SOFR + 5.896% Cap 5.896% 03/25/2055	2.253%	2,167,922	132,260
CMO Series 5544 Class SD
-1.0 x 30-day Average SOFR + 5.050% Cap 5.050% 06/25/2055	1.407%	2,639,804	115,819
CMO Series 5578 Class SD
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 09/25/2055	2.257%	1,994,270	152,703
Freddie Mac REMICS(b)
CMO Series 5546B Class AS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	5.035%	202,816	178,460
CMO Series 5547 Class S
-1.5 x 30-day Average SOFR + 10.575% Cap 10.575% 06/25/2055	5.110%	212,993	189,316
CMO Series 5548B Class S
-1.7 x 30-day Average SOFR + 11.667% Cap 11.667% 06/25/2055	5.595%	204,999	184,691
CMO Series 5549 Class JS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	5.035%	62,277	54,810
Government National Mortgage Association
08/20/2052- 11/20/2052	4.000%	861,683	792,365
12/20/2052	4.500%	162,905	153,762
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	396,510	81,191
CMO Series 2018-63 Class IO
09/20/2047	4.000%	537,618	96,374
Government National Mortgage Association(b),(g)
CMO Series 2024-154 Class SB
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.761%	1,174,959	59,235
CMO Series 2024-160 Class KS
-1.0 x 30-day Average SOFR + 5.480% Cap 5.480% 10/20/2054	1.841%	2,309,071	114,060
Government National Mortgage Association TBA(c)
09/21/2056	3.500%	1,475,000	1,289,079
09/21/2056	4.000%	4,275,000	3,859,065
Uniform Mortgage-Backed Security TBA(c)
09/14/2056	4.000%	3,300,000	3,010,734
09/14/2056	4.500%	2,250,000	2,111,263
09/14/2056	5.000%	4,625,000	4,461,051
09/14/2056	5.500%	3,150,000	3,117,595
10/13/2056	3.500%	6,975,000	6,178,597
Total Residential Mortgage-Backed Securities - Agency (Cost $40,150,738)			39,508,600

Residential Mortgage-Backed Securities - Non-Agency(h) 9.9%

A&D Mortgage Trust(a),(f)
CMO Series 2026-NQM2
03/25/2071	5.165%	265,750	261,242
A&D Mortgage Trust(a),(d)
CMO Series 2026-NQM3 Class A1
04/25/2071	5.080%	523,191	515,719
ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.032%	525,285	365,160
ACRA Trust(a),(d)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	639,131
Alternative Loan Trust(d)
CMO Series 2005-43 Class 1A
10/25/2035	3.963%	125,213	113,940
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
25

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	4.427%	538,952	509,024
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.222%	343,373	325,809
Angel Oak Mortgage Trust(a),(d)
CMO Series 2026-1 Class A1
02/25/2071	4.747%	342,909	336,680
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	19,636	19,458
Banc of America Funding Trust(a),(d)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	3.797%	190,042	188,675
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.199%	213,180	188,613
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.202%	245,106	230,709
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	4.082%	231,615	213,728
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.574% Floor 0.230%, Cap 10.500% 06/25/2037	4.242%	672,082	622,885
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.099%	483,632	460,451
CIM Trust(a),(d)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	526,281	472,973
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	624,901	581,979
CIM Trust(a),(f)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	541,473	533,399
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(d)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.284%	180,013	128,544
COLT Mortgage Loan Trust(a),(d)
CMO Series 2024-7 Class B1
12/26/2069	7.108%	360,000	361,311
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2021-R01 Class 1B2
30-day Average SOFR + 6.000% 10/25/2041	9.643%	420,000	422,814
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	6.643%	462,272	467,010
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	7.543%	285,000	295,829
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	6.343%	120,000	122,526
CMO Series 2025-R02 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2045	5.243%	355,000	356,060
CMO Series 2025-R06 Class 1B1
30-day Average SOFR + 1.850% 09/25/2045	5.493%	230,000	230,507
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.643%	550,000	557,681
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	4.682%	105,082	96,271
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	4.582%	276,397	254,536
Cross Mortgage Trust(a),(d)
CMO Series 2026-NQM1 Class A1
02/25/2061	4.699%	273,652	268,121
CMO Series 2026-NQM4 Class A1
04/25/2071	5.485%	234,016	232,988
CSMC Trust(a),(d)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.146%	908,467	906,989
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	5.357%		588,805	549,599
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2025-INV2 Class B1
05/26/2070	7.489%		500,000	499,738
CMO Series 2025-NQM3 Class M1B
08/25/2070	6.451%		520,000	517,771
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.843%		80,000	80,842
FIGRE Trust(a),(f)
CMO Series 2025-FL2 Class A3
11/25/2055	5.558%		443,287	438,947
FIGRE Trust(a),(d)
CMO Series 2025-HE5 Class C
08/25/2055	5.686%		773,080	764,215
CMO Series 2025-HE7 Class C
11/25/2055	5.350%		622,486	608,113
CMO Series 2025-HE8 Class C
11/25/2055	5.456%		621,336	609,405
CMO Series 2026-HE4 Class B
05/25/2056	5.550%		330,340	325,804
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.282%		1,200,000	1,113,997
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	4.562%		91,305	90,268
Firstmac Mortgage Funding Trust No. 4(b)
CMO Series 2024-4 Class A1
1-month Bank Buying Rate + 1.080% 02/18/2056	5.393%	AUD	267,431	192,017
FirstMac Mortgage Funding Trust No. 4(a),(b)
CMO Series 2025-3 Class A1-A
1-month Bank Buying Rate + 0.950% 10/13/2057	5.265%	AUD	184,494	132,333
Freddie Mac Remics(g)
CMO Series 2025-5617
08/25/2051	4.000%		906,453	186,169
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.293%	260,000	261,443
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	5.643%	31,443	31,553
CMO Series 2025-DNA4 Class M2
30-day Average SOFR + 1.550% 10/25/2045	5.193%	195,000	195,954
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.143%	520,000	524,695
Subordinated CMO Series 2021-HQA3 Class B2
30-day Average SOFR + 6.250% 09/25/2041	9.893%	425,000	426,333
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.793%	16,165	16,178
Freddie Mac Strips(g)
CMO Series 2023-390 Class C12
11/15/2052	4.000%	892,916	205,473
CMO Series 399 Class C38
12/25/2052	3.500%	426,473	81,510
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	4.397%	555,678	498,320
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	589,756
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	4.442%	37,178	37,031
GMACM Mortgage Loan Trust(d)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.544%	309,911	255,973
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	534,638	426,666
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.649%	800,000	677,309
CMO Series 2026-CES2 Class M1
06/25/2056	6.191%	300,000	297,612
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
27

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	4.442%	265,879	260,739
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	3.922%	649,269	395,285
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	3.962%	368,531	326,494
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	4.982%	374,887	368,920
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	4.452%	399,836	400,096
HOMES Trust(a),(d)
CMO Series 2025-AFC3 Class M1
08/25/2060	5.821%	650,000	643,687
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2025-RRTL2 Class A2
09/25/2040	5.658%	360,000	360,020
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	4.562%	301,423	281,344
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.042%	1,044,975	384,883
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.322%	385,675	352,996
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.222%	544,321	492,788
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.202%	501,779	454,275
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.242%	161,425	152,479
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	4.462%	98,555	95,326
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	4.757%	900,000	848,075
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.367%	41,345	41,088
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.062%	939,687	879,117
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.052%	253,689	247,334
JPMorgan Mortgage Trust(a),(d)
CMO Series 2026-ACES1 Class M1
04/25/2066	5.609%	430,000	419,270
JPMorgan Mortgage Trust Series(a),(d)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	530,779
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS5 Class A1
07/25/2067	2.250%	621,100	621,503
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	491,830	207,941
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.122%	496,300	457,721
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	5.725%	361,980	329,654
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	5.482%	390,129	365,564
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.282%	467,024	448,174
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.102%	1,708,950	482,961
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	4.082%	873,278	444,176
MASTR Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	4.772%	284,294	283,797
MFA Trust(a),(d)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.960%	650,000	647,688
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2019-GS1 Class B2
07/25/2059	3.250%	800,000	642,587
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	4.562%	108,444	111,058
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	3.962%	1,069,999	477,785
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.099%	534,838	402,806
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	4.907%	500,000	505,206
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%		253,289	248,568
CMO Subordinated Series 2025-DSC1 Class B1
03/25/2070	6.995%		260,000	258,803
Mortgage House RMBS Prime(b)
CMO Series 2024-2 Class B
1-month Bank Buying Rate + 1.550% 05/13/2057	5.865%	AUD	120,000	86,337
Mortgage House RMBS Prime Series(b)
CMO Series 2024-2 Class A1L
1-month Bank Buying Rate + 0.000% 05/13/2057	5.415%	AUD	175,040	125,709
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2026-NQM4 Class A2
02/25/2066	5.206%		94,495	93,298
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2026-NQM5 Class M1
04/25/2066	5.915%		130,000	129,203
NMLT Trust(a),(d)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%		619,011	540,552
NYMT Loan Trust(a),(d)
CMO Series 2025-CP1 Class A2
11/25/2069	3.750%		400,000	375,689
OBX Trust(a),(d)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%		881,956	712,196
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%		876,075	725,348
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	3.567%		721,070	375,745
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	3.567%		1,312,775	680,529
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	2.814%		763,571	495,596
Polaris PLC(a),(b)
CMO Series 2026-1 Class F
SONIA + 3.830% 06/27/2070	7.561%	GBP	150,000	202,768
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
29

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(f)
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	421,696	421,821
CMO Series 2026-NPL6 Class A1
05/25/2056	5.693%	472,188	472,777
CMO Series 2026-RN3 Class A1
08/25/2056	5.854%	357,721	357,660
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	822,137	720,118
Subordinated CMO Series 2023-AFC1 Class B1
02/25/2058	7.267%	547,000	544,654
PRPM LLC(a),(d)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.360%	700,000	685,768
PRPM LLC(a),(f)
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	570,000	558,296
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.162%	226,189	212,215
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.162%	211,310	198,156
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.102%	452,226	409,271
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	4.082%	653,240	601,567
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.277%	229,722	226,836
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.222%	789,829	768,935
Rckt Mortgage Trust(a),(d)
CMO Series 2025-CES4 Class B1
04/25/2055	6.927%	400,000	399,968
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
RCKT Mortgage Trust(a),(d)
CMO Series 2026-CES1 Class M1A
01/25/2056	5.623%		420,000	411,632
Reneu Redi Q-1 Trust(a),(f)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.892%		480,000	478,709
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%		404,679	323,847
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	4.082%		467,588	332,227
Series WST Trust(a),(b)
CMO Series 2026-1 Class A
1-month Bank Buying Rate + 0.830% 09/19/2057	5.143%	AUD	621,643	445,382
SG Residential Mortgage Trust(a),(d)
CMO Series 2021-2 Class A1
12/25/2061	1.737%		667,352	562,228
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.062%		92,943	91,230
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.222%		588,108	546,784
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	4.582%		191,524	193,525
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.202%		542,703	449,277
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.182%		220,982	196,448
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	4.487%		665,766	642,432
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	4.522%		227,298	214,672
Together Asset Backed Securitisation PLC(a),(b)
CMO Series 2024-2ND1A Class E
SONIA + 4.730% 08/20/2055	8.461%	GBP	365,000	506,670
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
12/25/2058	3.750%		275,000	233,555
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%		620,000	618,958
Series 2018-2 Class M1
03/25/2058	3.500%		900,000	843,841
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.106%		760,000	717,916
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.282%		650,000	653,148
Triton Bond Trust in respect of Series 1(b)
CMO Series 2024-3 Class E
1-month Bank Buying Rate + 3.750% 05/13/2056	8.065%	AUD	600,000	438,366
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	3.724%		108,720	101,909
CMO Series 2024-1 Class A1
01/25/2069	5.712%		37,234	37,210
Verus Securitization Trust(a),(d)
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%		472,000	474,600
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.242%		975,024	422,155
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	4.702%		240,321	228,276
Residential Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.302%	746,630	699,499
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	4.475%	418,116	356,521
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	4.645%	172,989	158,642
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	4.422%	900,000	832,771
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	521,767	481,611
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $62,107,067)			60,601,826

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Albireo Pharma, Inc., CVR(i),(j),(o)	37,853	1,893
Concert Pharmaceuticals, Inc., CVR(i),(j),(o)	173,147	51,944
Total		53,837
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(i),(j),(o)	15,541	24,865
Total Health Care		78,702
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(i),(j),(o)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $245,563)		193,035
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
31

Consolidated Portfolio of Investments (continued)
August 31, 2026

Senior Loans 3.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.686%	145,570	146,033
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.686%	55,370	55,546
TransDigm, Inc.(b),(p)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.186%	147,000	147,460
Tranche K Term Loan
1-month Term SOFR + 2.250% 03/22/2030	5.936%	53,905	54,020
Tranche L Term Loan
1-month Term SOFR + 2.500% 01/19/2032	6.186%	147,375	147,802
Total			550,861
Airlines 0.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(p)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.979%	305,703	305,574
3-month Term SOFR + 2.750% 05/28/2032	6.479%	350,563	350,720
American Airlines, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.000% 05/29/2033	6.764%	460,000	458,565
AS Mileage Plan IP Ltd.(b),(p)
Term Loan
3-month Term SOFR + 1.750% 10/15/2031	5.479%	245,625	245,063
JetBlue Airways Corp.(b),(p)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 08/27/2029	8.427%	427,387	367,733
United AirLines, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 02/22/2031	5.436%	412,432	411,813
Total			2,139,468
Automotive 0.1%
Clarios Global LP(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/28/2032	6.186%	636,800	638,392
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Quikrete Holdings, Inc.(b),(p)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.936%	883,813	884,643
QXO Building Products, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/01/2033	5.686%	522,000	521,296
Total			1,405,939
Chemicals 0.2%
Bond German BidCo 2 GmbH(b),(p)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 06/29/2033	7.244%	400,000	402,416
Stonepeak Motion Finco LLC(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/24/2033		500,000	501,805
Total			904,221
Construction Machinery 0.0%
United Rentals North America, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.500% 02/14/2031	5.186%	195,500	196,966
Consumer Products 0.2%
Opal Holdco 4 SAS(b),(p)
Tranche B6 Term Loan
3-month Term SOFR + 2.500% 04/28/2032	6.232%	754,309	758,013
Prestige Brands, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.000% 06/13/2033	5.686%	300,632	302,135
Total			1,060,148
Electric 0.1%
NRG Energy, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.750% 04/16/2031	5.436%	709,016	708,661
Environmental 0.0%
Clean Harbors, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.500% 10/08/2032	5.186%	183,664	184,371
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental Services, Inc.(b),(p)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.156%	94,761	94,958
Total			279,329
Food and Beverage 0.0%
Chobani LLC(b),(p)
Term Loan
1-month Term SOFR + 2.250% 10/28/2032	5.936%	264,336	265,279
Health Care 0.2%
Hologic, Inc.(b),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	590,000	581,427
Medline Borrower LP(b),(p)
Term Loan
1-month Term SOFR + 1.500% Floor 0.500% 05/30/2033	5.186%	752,127	749,825
Total			1,331,252
Independent Energy 0.1%
Hilcorp Energy I LP(b),(p)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.409%	519,034	518,386
Leisure 0.1%
Formula One Management Ltd.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 1.750% Floor 0.500% 09/30/2031	5.482%	268,000	268,000
TKO Worldwide Holdings LLC(b),(p)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.507%	411,759	411,297
Total			679,297
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.417%	235,000	235,529
Travel + Leisure Co.(b),(p)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.686%	585,334	586,552
Total			822,081
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Discovery Global Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.500% 06/03/2033	6.186%	514,904	515,908
Oak-Eagle Acquireco, Inc.(b),(p),(q)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 08/04/2033	7.251%	605,000	610,566
Total			1,126,474
Other Industry 0.4%
AECOM(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.500% 04/18/2031	5.186%	362,190	363,396
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.436%	263,284	263,779
Belden, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.250% 07/01/2033	5.936%	315,000	316,049
Gloves Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/21/2032	7.409%	482,575	484,274
LSF12 Helix Parent LLC(b),(p)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.186%	770,347	769,253
Total			2,196,751
Packaging 0.1%
Clydesdale Acquisition Holdings, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	6.936%	422,872	416,487
Sword Purchaser LLC(b),(p)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.686%	410,000	405,068
Total			821,555
Restaurants 0.1%
1011778 BC ULC(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.436%	496,291	496,202
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
33

Consolidated Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.503%	324,088	324,224
Total			820,426
Retailers 0.2%
Great Outdoors Group LLC(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.936%	930,825	934,483
Technology 0.3%
CACI International, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	5.436%	495,960	495,032
Cloud Software Group, Inc.(b),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.982%	507,301	484,092
Kaseya, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 03/22/2032	7.073%	380,187	288,783
QTS Thunder Managing Issuer LLC(b),(p)
Term Loan
3-month Term SOFR + 2.250% 07/22/2033	6.025%	366,000	363,559
Total			1,631,466
Transportation Services 0.2%
Carrix, Inc.(b),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 2.000% 07/27/2033		71,277	71,233
Carrix, Inc.(b),(p)
Term Loan
3-month Term SOFR + 2.000% 07/27/2033	5.810%	356,383	356,162
GB AIT Buyer, Inc.(b),(p)
Term Loan
3-month Term SOFR + 4.250% 04/29/2033	8.073%	559,000	559,710
Total			987,105
Total Senior Loans (Cost $20,160,061)			20,018,540

Treasury Bills(h) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Japan 0.2%
Japan Government Two Year Bond
12/01/2026	1.140%	JPY	187,650,000	1,173,049
Total Treasury Bills (Cost $1,199,913)				1,173,049

U.S. Treasury Obligations 2.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	4.250%		1,707,000	1,704,133
08/31/2028	4.125%		2,601,000	2,590,433
07/31/2031	4.375%		1,072,000	1,066,389
08/31/2031	4.375%		3,145,000	3,128,292
08/15/2032	2.750%		1,230,000	1,114,784
02/15/2033	3.500%		1,320,000	1,240,181
08/15/2035	4.250%		400,000	386,562
02/15/2042	2.375%		175,000	123,594
11/15/2042	2.750%		590,000	433,742
02/15/2049	3.000%		2,760,000	1,928,119
08/15/2052	3.000%		95,000	64,244
05/15/2056	5.000%		395,000	380,805
Total U.S. Treasury Obligations (Cost $14,867,663)				14,161,278

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $120,999)	15,018

Money Market Funds 26.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(r),(s)	165,491,351	165,408,604
Total Money Market Funds (Cost $165,422,939)		165,408,604
Total Investments in Securities (Cost $608,090,809)		604,243,822

Investments in Securities Sold Short

Corporate Bonds & Notes (0.3)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers (0.2)%
S&S Holdings LLC(a)
10/01/2031	8.375%	(695,000)	(662,409)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Victra Holdings LLC/Finance Corp.(a)
09/15/2029	8.750%	(623,000)	(638,769)
Total			(1,301,178)
Supermarkets (0.1)%
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	(651,000)	(604,542)
Total Corporate Bonds & Notes (Proceeds $1,862,342)			(1,905,720)
Total Investments in Securities Sold Short (Proceeds $1,862,342)			(1,905,720)

Total Investments in Securities, Net of Securities Sold Short	602,338,102
Other Assets & Liabilities, Net	13,707,461
Net Assets	616,045,563
At August 31, 2026, securities and/or cash totaling $32,146,019 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,024,224 AUD	718,632 USD	ANZ Securities	09/16/2026	—	(15,179)
599,824 USD	841,854 AUD	ANZ Securities	09/16/2026	3,326	—
906,088 NZD	755,334 AUD	ANZ Securities	09/24/2026	4,695	—
625,372 CAD	446,172 USD	Barclays	09/16/2026	—	(5,334)
1,787,592 EUR	2,041,278 USD	Barclays	09/16/2026	—	(36,235)
57,980,581 JPY	365,244 USD	Barclays	09/16/2026	1,893	—
1,258,145 NZD	640,615 EUR	Barclays	09/16/2026	—	(151)
3,510,821 SGD	2,725,483 USD	Barclays	09/16/2026	—	(39,162)
498,640 USD	691,707 CAD	Barclays	09/16/2026	758	—
477,531 USD	413,214 EUR	Barclays	09/16/2026	2,700	—
233,635 USD	177,145 GBP	Barclays	09/16/2026	6,400	—
290,231 USD	45,415,005 JPY	Barclays	09/16/2026	—	(5,626)
329,706 USD	563,681 NZD	Barclays	09/16/2026	3,922	—
447,929 USD	7,916,242 MXN	Barclays	09/17/2026	17,289	—
764,000 AUD	922,015 NZD	Barclays	09/24/2026	—	(1,474)
917,503 NZD	764,000 AUD	Barclays	09/24/2026	4,145	—
44,095 USD	38,562 EUR	BNP Paribas	09/16/2026	721	—
61,439 USD	1,068,023 MXN	BNP Paribas	09/17/2026	1,326	—
1,525,918 CAD	951,205 EUR	BNY Capital Markets	09/16/2026	3,795	—
19,083 USD	2,984,249 JPY	BNY Capital Markets	09/16/2026	—	(381)
3,346,821 AUD	2,311,513 USD	Citi	09/11/2026	—	(86,508)
4,391,422 EUR	5,015,816 USD	Citi	09/11/2026	—	(86,832)
792,623 AUD	413,951 GBP	Citi	09/16/2026	—	(6,965)
779,231 AUD	543,003 USD	Citi	09/16/2026	—	(15,281)
2,957,442 CAD	2,129,685 USD	Citi	09/16/2026	—	(5,527)
844,187 EUR	987,424 USD	Citi	09/16/2026	6,323	—
833,871 EUR	966,515 USD	Citi	09/16/2026	—	(2,597)
1,762,834 NZD	889,432 EUR	Citi	09/16/2026	—	(9,691)
37,319 NZD	21,471 USD	Citi	09/16/2026	—	(617)
627,388 USD	904,916 AUD	Citi	09/16/2026	20,943	—
2,673,406 USD	2,320,406 EUR	Citi	09/16/2026	23,334	—
2,132,986 USD	1,828,836 EUR	Citi	09/16/2026	—	(7,541)
790,269 USD	1,009,624 SGD	Citi	09/16/2026	4,773	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
35

Consolidated Portfolio of Investments (continued)
August 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
273,780 AUD	190,680 USD	Goldman Sachs	09/11/2026	—	(5,485)
613,066 NZD	363,004 USD	Goldman Sachs	09/16/2026	146	—
963,718 USD	834,077 EUR	Goldman Sachs	09/16/2026	5,634	—
172,273 USD	27,305,477 JPY	Goldman Sachs	09/16/2026	—	(1,156)
385,567 USD	656,064 NZD	Goldman Sachs	09/16/2026	2,740	—
811,911 USD	1,037,823 SGD	Goldman Sachs	09/16/2026	5,338	—
47,454,397 MXN	2,701,546 USD	Goldman Sachs	09/17/2026	—	(87,227)
6,759,647 AUD	4,735,616 USD	HSBC	09/16/2026	—	(107,370)
811,829 EUR	933,116 USD	HSBC	09/16/2026	—	(10,380)
840,213 GBP	1,115,897 USD	HSBC	09/16/2026	—	(22,611)
46,109,946 JPY	292,195 USD	HSBC	09/16/2026	3,235	—
3,490,907 SGD	2,728,328 USD	HSBC	09/16/2026	—	(20,635)
599,671 USD	841,854 AUD	HSBC	09/16/2026	3,480	—
2,802,742 USD	2,444,894 EUR	HSBC	09/16/2026	38,676	—
172,273 USD	27,295,191 JPY	HSBC	09/16/2026	—	(1,220)
132,749 USD	1,284,123 NOK	HSBC	09/16/2026	4,657	—
3,476,416 USD	4,442,708 SGD	HSBC	09/16/2026	22,057	—
25,852,599 MXN	1,511,500 USD	HSBC	09/24/2026	—	(6,966)
516,611 BRL	100,000 USD	JPMorgan	09/02/2026	298	—
100,000 USD	513,395 BRL	JPMorgan	09/02/2026	—	(919)
47,998,000 INR	500,000 USD	JPMorgan	09/03/2026	—	(4,251)
3,243,920 TWD	100,000 USD	JPMorgan	09/03/2026	—	(2,265)
499,999 USD	47,841,537 INR	JPMorgan	09/03/2026	2,608	—
100,000 USD	3,182,585 TWD	JPMorgan	09/03/2026	331	—
6,472,840 TWD	200,000 USD	JPMorgan	09/04/2026	—	(4,064)
9,699,450 TWD	300,000 USD	JPMorgan	09/04/2026	—	(5,787)
500,000 USD	15,911,111 TWD	JPMorgan	09/04/2026	1,618	—
322,883,479 COP	100,000 USD	JPMorgan	09/08/2026	—	(20)
95,500,820 INR	1,000,000 USD	JPMorgan	09/08/2026	—	(3,009)
3,133,908,162 KRW	2,200,000 USD	JPMorgan	09/08/2026	—	(90,414)
47,806,378 TWD	1,500,000 USD	JPMorgan	09/08/2026	—	(7,384)
100,000 USD	321,959,000 COP	JPMorgan	09/08/2026	—	(266)
900,000 USD	86,185,831 INR	JPMorgan	09/08/2026	5,177	—
100,000 USD	9,523,448 INR	JPMorgan	09/08/2026	21	—
1,800,000 USD	2,486,849,415 KRW	JPMorgan	09/08/2026	17,511	—
399,999 USD	570,240,572 KRW	JPMorgan	09/08/2026	16,761	—
1,499,997 USD	48,053,925 TWD	JPMorgan	09/08/2026	15,193	—
320,353,471 COP	100,000 USD	JPMorgan	09/10/2026	804	—
19,082,000 INR	200,000 USD	JPMorgan	09/10/2026	—	(388)
95,410,063 INR	1,000,002 USD	JPMorgan	09/10/2026	—	(1,937)
824,972,461 KRW	600,000 USD	JPMorgan	09/10/2026	—	(2,979)
100,000 USD	317,839,000 COP	JPMorgan	09/10/2026	—	(1,582)
1,200,000 USD	114,413,775 INR	JPMorgan	09/10/2026	1,505	—
599,999 USD	850,216,865 KRW	JPMorgan	09/10/2026	21,432	—
225,802 AUD	158,791 USD	JPMorgan	09/11/2026	—	(2,997)
188,822 EUR	215,386 USD	JPMorgan	09/11/2026	—	(4,018)
1,849,255 GBP	2,445,369 USD	JPMorgan	09/11/2026	—	(60,400)
28,620,900 INR	300,000 USD	JPMorgan	09/11/2026	—	(542)
104,981,099 INR	1,100,002 USD	JPMorgan	09/11/2026	—	(2,383)
233,953 USD	202,812 EUR	JPMorgan	09/11/2026	1,706	—
1,400,000 USD	133,838,337 INR	JPMorgan	09/11/2026	5,409	—
699,998 USD	993,070,595 KRW	JPMorgan	09/11/2026	25,874	—
92,888,500 CLP	100,000 USD	JPMorgan	09/14/2026	469	—
28,928,983 TWD	900,002 USD	JPMorgan	09/14/2026	—	(12,366)
38,560,800 TWD	1,200,000 USD	JPMorgan	09/14/2026	—	(16,138)
100,000 USD	91,510,346 CLP	JPMorgan	09/14/2026	—	(1,945)
1,699,996 USD	2,405,131,738 KRW	JPMorgan	09/14/2026	58,213	—
100,000 USD	141,464,475 KRW	JPMorgan	09/14/2026	3,414	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
299,999 USD	9,658,739 TWD	JPMorgan	09/14/2026	4,620	—
277,063,273 INR	2,900,006 USD	JPMorgan	09/15/2026	—	(8,703)
499,999 USD	47,805,690 INR	JPMorgan	09/15/2026	1,882	—
1,651,650 AUD	1,186,695 USD	JPMorgan	09/16/2026	3,361	—
8,407,740 NOK	754,077 EUR	JPMorgan	09/16/2026	—	(23,282)
1,149,345 USD	1,626,278 AUD	JPMorgan	09/16/2026	15,811	—
455,549 USD	641,125 CAD	JPMorgan	09/16/2026	7,330	—
957,274 USD	824,387 EUR	JPMorgan	09/16/2026	816	—
172,835 USD	128,160 GBP	JPMorgan	09/16/2026	825	—
431,791 USD	4,103,220 NOK	JPMorgan	09/16/2026	7,269	—
167,698 USD	289,984 NZD	JPMorgan	09/16/2026	3,936	—
566,152,000 KRW	400,000 USD	JPMorgan	09/18/2026	—	(13,937)
9,591,600 TWD	300,000 USD	JPMorgan	09/18/2026	—	(2,548)
86,257,405 INR	900,000 USD	JPMorgan	09/21/2026	—	(5,246)
419,411,158 KRW	300,001 USD	JPMorgan	09/21/2026	—	(6,685)
985,600,000 KRW	700,000 USD	JPMorgan	09/21/2026	—	(20,699)
22,300,200 TWD	700,000 USD	JPMorgan	09/21/2026	—	(3,494)
899,998 USD	86,346,431 INR	JPMorgan	09/21/2026	6,182	—
1,299,997 USD	1,826,379,637 KRW	JPMorgan	09/21/2026	35,505	—
300,000 USD	422,532,000 KRW	JPMorgan	09/21/2026	8,968	—
3,178,100 TWD	100,000 USD	JPMorgan	09/24/2026	—	(269)
100,000 USD	92,293,604 CLP	JPMorgan	09/24/2026	—	(1,099)
100,000 USD	91,481,406 CLP	JPMorgan	09/25/2026	—	(1,969)
162,539,600 INR	1,700,000 USD	JPMorgan	09/28/2026	—	(5,112)
138,254,851 KRW	100,000 USD	JPMorgan	09/28/2026	—	(1,124)
2,486,505,978 KRW	1,800,000 USD	JPMorgan	09/28/2026	—	(18,713)
200,000 USD	182,600,332 CLP	JPMorgan	09/28/2026	—	(4,323)
100,000 USD	304,907,541 COP	JPMorgan	09/28/2026	—	(5,932)
499,999 USD	47,923,739 INR	JPMorgan	09/28/2026	2,742	—
1,599,996 USD	2,214,378,864 KRW	JPMorgan	09/28/2026	19,673	—
600,000 AUD	716,827 NZD	JPMorgan	09/29/2026	—	(5,372)
8,827,443 CAD	9,000,000 AUD	JPMorgan	09/29/2026	69,949	—
8,438,881 CAD	5,250,000 EUR	JPMorgan	09/29/2026	8,320	—
500,000 CAD	361,422 USD	JPMorgan	09/29/2026	223	—
11,200,000 CAD	8,078,573 USD	JPMorgan	09/29/2026	—	(12,300)
4,909,182 CHF	5,250,000 EUR	JPMorgan	09/29/2026	13,224	—
1,406,530 CHF	1,500,000 EUR	JPMorgan	09/29/2026	—	(1,069)
1,226,149 CHF	1,125,000 GBP	JPMorgan	09/29/2026	3,013	—
273,583 CHF	250,000 GBP	JPMorgan	09/29/2026	—	(702)
875,000 CHF	1,082,451 USD	JPMorgan	09/29/2026	—	(3,254)
13,411,469 CNH	2,000,000 USD	JPMorgan	09/29/2026	—	(721)
7,125,000 EUR	11,679,447 AUD	JPMorgan	09/29/2026	81,468	—
1,250,000 EUR	1,167,777 CHF	JPMorgan	09/29/2026	—	(4,484)
4,700,000 EUR	4,027,027 GBP	JPMorgan	09/29/2026	—	(8,235)
800,000 EUR	292,165,360 HUF	JPMorgan	09/29/2026	—	(2,202)
500,000 EUR	92,733,902 JPY	JPMorgan	09/29/2026	356	—
4,375,000 EUR	48,126,438 NOK	JPMorgan	09/29/2026	61,684	—
100,000 EUR	433,904 PLN	JPMorgan	09/29/2026	159	—
400,000 EUR	1,728,141 PLN	JPMorgan	09/29/2026	—	(1,372)
125,000 EUR	1,375,475 SEK	JPMorgan	09/29/2026	—	(1,516)
125,000 EUR	144,309 USD	JPMorgan	09/29/2026	—	(1,038)
5,750,000 GBP	11,006,249 AUD	JPMorgan	09/29/2026	92,499	—
125,000 GBP	135,954 CHF	JPMorgan	09/29/2026	—	(689)
1,543,012 GBP	1,800,000 EUR	JPMorgan	09/29/2026	2,142	—
772,451 GBP	900,000 EUR	JPMorgan	09/29/2026	—	(210)
375,000 GBP	81,099,917 JPY	JPMorgan	09/29/2026	618	—
375,000 GBP	80,740,350 JPY	JPMorgan	09/29/2026	—	(1,637)
250,000 GBP	339,699 USD	JPMorgan	09/29/2026	938	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
37

Consolidated Portfolio of Investments (continued)
August 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
36,380,034 HUF	100,000 EUR	JPMorgan	09/29/2026	722	—
93,322,501 HUF	300,000 USD	JPMorgan	09/29/2026	3,576	—
536,929,366 JPY	4,800,000 AUD	JPMorgan	09/29/2026	70,049	—
525,360,472 JPY	4,600,000 CAD	JPMorgan	09/29/2026	27,320	—
490,781,625 JPY	2,500,000 CHF	JPMorgan	09/29/2026	23,217	—
495,591,788 JPY	2,700,000 EUR	JPMorgan	09/29/2026	30,519	—
642,648,925 JPY	3,000,000 GBP	JPMorgan	09/29/2026	33,638	—
54,143,814 JPY	250,000 GBP	JPMorgan	09/29/2026	—	(896)
649,378,800 JPY	7,000,000 NZD	JPMorgan	09/29/2026	70,858	—
462,500,000 JPY	2,911,619 USD	JPMorgan	09/29/2026	10,241	—
8,500,000 MXN	499,739 USD	JPMorgan	09/29/2026	680	—
3,000,000 MXN	175,924 USD	JPMorgan	09/29/2026	—	(215)
13,261,610 NZD	11,000,000 AUD	JPMorgan	09/29/2026	27,570	—
1,200,000 NZD	700,938 USD	JPMorgan	09/29/2026	—	(9,560)
4,745,391 PLN	1,100,000 EUR	JPMorgan	09/29/2026	5,649	—
1,495,171 PLN	400,000 USD	JPMorgan	09/29/2026	—	(1,222)
9,674,508 SEK	875,000 EUR	JPMorgan	09/29/2026	5,784	—
2,780,483 SEK	250,000 EUR	JPMorgan	09/29/2026	—	(56)
45,667,800 SEK	45,500,000 NOK	JPMorgan	09/29/2026	92,441	—
1,535,904 SEK	1,500,000 NOK	JPMorgan	09/29/2026	—	(128)
1,267,364 SGD	1,000,000 USD	JPMorgan	09/29/2026	1,121	—
15,887,863 TWD	500,000 USD	JPMorgan	09/29/2026	—	(1,359)
2,090,934 USD	2,900,000 CAD	JPMorgan	09/29/2026	4,024	—
1,451,327 USD	2,000,000 CAD	JPMorgan	09/29/2026	—	(6,528)
1,081,192 USD	875,000 CHF	JPMorgan	09/29/2026	4,512	—
1,405,349 USD	1,125,000 CHF	JPMorgan	09/29/2026	—	(9,443)
7,700,000 USD	51,766,653 CNH	JPMorgan	09/29/2026	22,540	—
100,000 USD	2,100,728 CZK	JPMorgan	09/29/2026	1,011	—
5,691,019 USD	4,875,000 EUR	JPMorgan	09/29/2026	—	(22,496)
6,992,085 USD	5,187,500 GBP	JPMorgan	09/29/2026	37,211	—
255,709 USD	187,500 GBP	JPMorgan	09/29/2026	—	(1,638)
1,000,000 USD	316,385,600 HUF	JPMorgan	09/29/2026	4,949	—
100,000 USD	31,137,860 HUF	JPMorgan	09/29/2026	—	(1,096)
900,000 USD	2,684,566 ILS	JPMorgan	09/29/2026	—	(1,434)
1,811,913 USD	31,000,000 MXN	JPMorgan	09/29/2026	8,182	—
705,285 USD	12,000,000 MXN	JPMorgan	09/29/2026	—	(732)
4,400,000 USD	41,823,988 NOK	JPMorgan	09/29/2026	74,551	—
500,000 USD	4,664,726 NOK	JPMorgan	09/29/2026	—	(943)
1,298,219 USD	2,200,000 NZD	JPMorgan	09/29/2026	4,362	—
1,251,962 USD	2,100,000 NZD	JPMorgan	09/29/2026	—	(8,590)
200,000 USD	744,415 PLN	JPMorgan	09/29/2026	—	(240)
1,900,000 USD	18,130,374 SEK	JPMorgan	09/29/2026	—	(4,144)
3,900,000 USD	4,979,430 SGD	JPMorgan	09/29/2026	24,561	—
1,600,000 USD	79,236,649 TRY	JPMorgan	09/29/2026	7,481	—
1,500,000 USD	47,746,538 TWD	JPMorgan	09/29/2026	6,694	—
200,000 USD	6,360,559 TWD	JPMorgan	09/29/2026	715	—
800,000 USD	12,989,682 ZAR	JPMorgan	09/29/2026	4,994	—
1,900,000 USD	30,392,803 ZAR	JPMorgan	09/29/2026	—	(16,503)
6,399,992 ZAR	400,000 USD	JPMorgan	09/29/2026	3,381	—
5,309,549 ZAR	328,265 USD	JPMorgan	09/29/2026	—	(777)
552,437,031 KRW	400,001 USD	JPMorgan	09/30/2026	—	(4,102)
100,000 USD	92,877,000 CLP	JPMorgan	09/30/2026	—	(471)
100,000 USD	92,719,403 CLP	JPMorgan	09/30/2026	—	(639)
100,000 USD	317,185,537 COP	JPMorgan	09/30/2026	—	(2,184)
399,999 USD	38,291,792 INR	JPMorgan	09/30/2026	1,652	—
200,000 USD	6,342,180 TWD	JPMorgan	09/30/2026	142	—
134,068,200 INR	1,400,000 USD	JPMorgan	10/01/2026	—	(6,190)
200,000 USD	6,316,319 TWD	JPMorgan	10/01/2026	—	(666)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
100,000 USD	520,162 BRL	JPMorgan	10/02/2026	—	(302)
600,000 USD	824,757,000 KRW	JPMorgan	10/02/2026	3,351	—
200,000 USD	274,888,100 KRW	JPMorgan	10/02/2026	1,095	—
1,642,389 AUD	859,276 GBP	Morgan Stanley	09/16/2026	—	(12,359)
779,231 AUD	541,064 USD	Morgan Stanley	09/16/2026	—	(17,220)
1,014,268 EUR	2,032,440 NZD	Morgan Stanley	09/16/2026	24,182	—
1,107,049 EUR	1,266,436 USD	Morgan Stanley	09/16/2026	—	(20,159)
3,704,479 NZD	2,161,452 USD	Morgan Stanley	09/16/2026	—	(31,132)
828,930 USD	1,176,636 AUD	Morgan Stanley	09/16/2026	14,078	—
970,384 USD	834,077 EUR	Morgan Stanley	09/16/2026	—	(1,032)
96,879 USD	167,420 NZD	Morgan Stanley	09/16/2026	2,212	—
498,291 USD	836,482 NZD	Morgan Stanley	09/16/2026	—	(3,199)
36,122 USD	46,197 SGD	Morgan Stanley	09/16/2026	257	—
1,511,500 USD	25,714,382 MXN	Morgan Stanley	09/24/2026	—	(1,152)
1,113,634 USD	1,572,898 AUD	Royal Bank of Canada	09/16/2026	13,277	—
1,639,975 USD	2,306,524 CAD	Royal Bank of Canada	09/16/2026	25,287	—
9,866 GBP	13,290 USD	Scotia Capital	09/16/2026	—	(79)
1,454,652 EUR	1,679,128 USD	Standard Chartered	09/16/2026	—	(11,447)
4,181,736 GBP	5,568,375 USD	Standard Chartered	09/16/2026	—	(97,974)
1,114,753 NZD	566,002 EUR	Standard Chartered	09/16/2026	—	(1,994)
1,047,496 SGD	815,677 USD	Standard Chartered	09/16/2026	—	(9,189)
1,010,120 USD	867,021 EUR	Standard Chartered	09/16/2026	—	(2,482)
263,498 USD	195,528 GBP	Standard Chartered	09/16/2026	1,446	—
1,168,174 USD	1,503,123 SGD	Standard Chartered	09/16/2026	15,481	—
8,654,772 MXN	493,904 USD	Standard Chartered	09/17/2026	—	(14,715)
755,833 USD	12,893,987 MXN	Standard Chartered	09/24/2026	1,502	—
952,102 EUR	808,977 GBP	State Street	09/16/2026	—	(10,335)
8,812,569 EUR	10,207,521 USD	State Street	09/16/2026	—	(34,312)
1,063,606 USD	924,650 EUR	State Street	09/16/2026	11,008	—
14,537,414 MXN	831,664 USD	State Street	09/17/2026	—	(22,662)
443,010 USD	7,748,022 MXN	State Street	09/17/2026	12,321	—
12,867,382 MXN	755,833 USD	State Street	09/24/2026	61	—
84,787 AUD	59,575 USD	TD Securities	09/16/2026	—	(1,171)
67,827 EUR	78,208 USD	TD Securities	09/16/2026	—	(620)
145,909 GBP	192,515 USD	TD Securities	09/16/2026	—	(5,195)
1,046,815 USD	1,448,970 CAD	TD Securities	09/16/2026	—	(689)
751,246 CAD	535,407 USD	UBS	09/16/2026	—	(6,978)
3,873,110 NOK	352,972 EUR	UBS	09/16/2026	—	(4,218)
18,606,050 NOK	1,951,684 USD	UBS	09/16/2026	—	(39,231)
877,773 USD	759,470 EUR	UBS	09/16/2026	4,872	—
536,567 USD	396,726 GBP	UBS	09/16/2026	1,006	—
588,731 USD	5,725,377 NOK	UBS	09/16/2026	23,905	—
496,332 USD	855,693 NZD	UBS	09/16/2026	10,131	—
62,088 USD	1,085,242 MXN	UBS	09/17/2026	1,689	—
755,334 AUD	911,213 NZD	UBS	09/24/2026	—	(1,661)
Total				1,605,671	(1,435,900)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	2	11/2026	USD	162,112	—	(121)
3-Month Aluminum	2	11/2026	USD	162,112	354	—
3-Month Aluminum	4	11/2026	USD	324,223	—	(2,804)
3-Month Aluminum	2	11/2026	USD	162,187	—	(3,658)
3-Month Copper	1	11/2026	USD	358,312	6,723	—
3-Month Copper	1	11/2026	USD	357,525	5,941	—
3-Month CORRA	1	03/2027	CAD	243,725	6	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
39

Consolidated Portfolio of Investments (continued)
August 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month CORRA	37	03/2027	CAD	9,017,825	—	(2,014)
3-Month Lead	1	11/2026	USD	47,625	—	(54)
3-Month Nickel	1	11/2026	USD	100,896	—	(1,828)
3-Month Nickel	4	11/2026	USD	404,291	—	(5,557)
3-Month Zinc	1	11/2026	USD	97,597	6,006	—
3-Month Zinc	1	11/2026	USD	97,591	5,737	—
3-Month Zinc	1	11/2026	USD	97,584	1,383	—
3-Month Zinc	1	11/2026	USD	97,576	1,374	—
3-Month Zinc	1	11/2026	USD	97,137	1,205	—
3-Month Zinc	4	11/2026	USD	388,297	14,351	—
3-Month Zinc	1	11/2026	USD	97,075	921	—
Australian Dollar	133	09/2026	USD	9,526,790	139,827	—
Australian Dollar	59	09/2026	USD	4,226,170	102,350	—
Brazilian Real	103	09/2026	USD	1,972,965	—	(13,408)
Brent Crude	27	09/2026	USD	2,443,230	267,785	—
Brent Crude	5	09/2026	USD	452,450	16,595	—
Brent Crude	3	09/2026	USD	271,470	—	(2,913)
Brent Crude	12	10/2026	USD	1,060,440	36,328	—
Brent Crude	4	11/2026	USD	344,600	—	(1,554)
British Pound	4	09/2026	USD	338,725	2,242	—
British Pound	107	09/2026	USD	9,060,894	—	(21,146)
CAC40 Index	24	09/2026	EUR	2,003,400	—	(38,854)
CAC40 Index	16	09/2026	EUR	1,335,600	—	(42,661)
Canola	54	11/2026	CAD	878,256	17,290	—
Canola	28	01/2027	CAD	461,048	4,337	—
Cocoa	7	12/2026	GBP	340,130	68,916	—
Cocoa	2	12/2026	GBP	97,180	16,020	—
Cocoa	3	12/2026	USD	203,130	29,593	—
Cocoa	1	12/2026	USD	67,710	7,935	—
Cocoa	3	03/2027	GBP	149,490	39,156	—
Cocoa	5	03/2027	USD	345,250	38,959	—
Cocoa	3	05/2027	GBP	149,400	29,235	—
Coffee	4	12/2026	USD	467,250	—	(4,997)
Coffee	4	12/2026	USD	467,250	—	(9,399)
Coffee	1	03/2027	USD	112,238	—	(3,396)
Copper	4	12/2026	USD	1,428,372	28,954	—
Copper	4	12/2026	USD	668,750	19,781	—
Copper	11	12/2026	USD	1,839,063	—	(4,517)
Copper	4	03/2027	USD	678,650	—	(11,869)
Corn	53	12/2026	USD	1,425,038	98,519	—
Corn	30	12/2026	USD	806,625	21,569	—
Corn	3	12/2026	USD	80,663	—	(445)
Corn	23	03/2027	USD	635,088	51,048	—
Corn	14	05/2027	USD	390,950	23,081	—
Cotton	32	12/2026	USD	1,490,240	153,694	—
Cotton	16	12/2026	USD	745,120	90,422	—
Cotton	11	03/2027	USD	523,270	83,559	—
Crude Oil E-mini	5	09/2026	USD	214,400	12,906	—
Crude Palm Oil	6	10/2026	MYR	718,200	1,905	—
Crude Palm Oil	15	11/2026	MYR	1,835,250	8,175	—
Crude Palm Oil	13	12/2026	MYR	1,621,100	8,370	—
Crude Palm Oil	8	01/2027	MYR	1,013,400	6,433	—
DAX Index	1	09/2026	EUR	658,150	24,224	—
DAX Index	1	09/2026	EUR	658,150	15,596	—
DAX Index	1	09/2026	EUR	658,150	—	(4,286)
DJIA Index E-mini	8	09/2026	USD	2,129,600	39,236	—
DJIA Index E-mini	6	09/2026	USD	1,597,200	8,026	—
DJIA Index E-mini	7	09/2026	USD	1,863,400	—	(7,207)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DJIA Micro E-mini	1	09/2026	USD	26,620	—	(407)
ECX Emissions EUA	17	12/2026	EUR	1,412,700	68,500	—
Euro FX	1	09/2026	USD	145,281	—	(789)
Euro STOXX 50 Index	24	09/2026	EUR	1,544,880	21,143	—
Euro STOXX 50 Index	16	09/2026	EUR	1,029,920	—	(3,659)
Euro STOXX 50 Index	18	09/2026	EUR	1,158,660	—	(14,516)
Euro STOXX Banks Index	27	09/2026	EUR	428,153	35,509	—
Euro/Japanese Yen	1	09/2026	JPY	23,192,500	1,632	—
Euro-Bund	10	09/2026	EUR	1,232,600	—	(27,701)
Financial Select Sector Index E-mini	2	09/2026	USD	355,765	612	—
FTSE 100 Index	20	09/2026	GBP	2,167,200	48,645	—
FTSE 100 Index	12	09/2026	GBP	1,300,320	36,282	—
FTSE China A50 Index	27	09/2026	USD	396,954	1,585	—
FTSE Taiwan Index	3	09/2026	USD	480,810	14,374	—
FTSE Taiwan Index	1	09/2026	USD	160,270	4,508	—
FTSE/JSE Top 40 Index	4	09/2026	ZAR	4,336,640	2,548	—
FTSE/JSE Top 40 Index	3	09/2026	ZAR	3,252,480	—	(1,959)
FTSE/MIB Index	5	09/2026	EUR	1,317,275	7,673	—
FTSE/MIB Index	5	09/2026	EUR	1,317,275	226	—
FTSE/MIB Index Mini	3	09/2026	EUR	158,073	370	—
FTSE/MIB Index Mini	3	09/2026	EUR	158,073	—	(1,505)
Gas Oil	20	10/2026	USD	2,567,000	362,225	—
Gas Oil	1	10/2026	USD	128,350	4,774	—
Gas Oil	1	11/2026	USD	121,700	30,299	—
Gas Oil	1	12/2026	USD	115,725	20,749	—
Gas Oil	3	01/2027	USD	334,575	22,597	—
Gold	2	04/2027	JPY	46,518,000	—	(12,810)
Gold	6	06/2027	JPY	140,250,000	—	(27,489)
Gold 100 oz.	3	12/2026	USD	1,344,450	—	(15)
Gold 100 oz.	3	12/2026	USD	1,344,450	—	(37,838)
Gold 100 oz.	2	02/2027	USD	903,500	—	(16,603)
Hard Red Winter Wheat	12	12/2026	USD	502,800	69,450	—
Hard Red Winter Wheat	14	12/2026	USD	586,600	60,867	—
Hard Red Winter Wheat	10	03/2027	USD	425,625	44,452	—
Health Care Select Sector Index E-mini	1	09/2026	USD	172,360	8,169	—
IBEX 35 Index	2	09/2026	EUR	400,450	2,115	—
IBEX 35 Index	5	09/2026	EUR	1,001,125	—	(949)
IBEX 35 Index	7	09/2026	EUR	1,401,575	—	(1,760)
IBEX 35 Index Mini	2	09/2026	EUR	40,045	182	—
IBEX 35 Index Mini	1	09/2026	EUR	20,023	—	(125)
KLCI Index	10	09/2026	MYR	850,000	—	(3,765)
Live Cattle	3	04/2027	USD	261,570	—	(5,257)
Maize	2	11/2026	EUR	26,975	2,478	—
Mexican Peso	156	09/2026	USD	4,584,840	139,157	—
Mexican Peso	2	09/2026	USD	58,780	1,237	—
Milling Wheat	47	12/2026	EUR	576,338	24,749	—
Milling Wheat	60	03/2027	EUR	737,250	23,800	—
Milling Wheat	11	05/2027	EUR	135,713	1,117	—
MSCI EAFE Index	20	09/2026	USD	3,228,800	81,798	—
MSCI EAFE Index	1	09/2026	USD	161,440	3,169	—
MSCI EAFE Index	3	09/2026	USD	484,320	—	(5,364)
MSCI EAFE Index	14	09/2026	USD	2,260,160	—	(10,080)
MSCI Emerging Markets Index	6	09/2026	USD	513,330	747	—
MSCI Emerging Markets Index	9	09/2026	USD	769,995	—	(12,041)
MSCI Singapore Index	77	09/2026	SGD	4,192,265	47,716	—
MSCI Singapore Index	19	09/2026	SGD	1,034,455	—	(3,519)
NASDAQ 100 Index E-mini	1	09/2026	USD	590,260	—	(2,447)
NASDAQ 100 Index E-mini	3	09/2026	USD	1,770,780	—	(27,080)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
41

Consolidated Portfolio of Investments (continued)
August 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Natural Gas	10	09/2026	GBP	510,942	4,726	—
New Zealand 3-Month Bill	5	12/2026	NZD	4,958,431	1,790	—
New Zealand Dollar	1	09/2026	USD	59,175	—	(147)
New Zealand Dollar	47	09/2026	USD	2,781,225	—	(21,768)
Nikkei 225 Index	1	09/2026	USD	329,550	—	(13,877)
Nikkei 225 Index	3	09/2026	JPY	99,697,500	—	(16,381)
Nikkei 225 Index	1	09/2026	JPY	66,450,000	11,384	—
Nikkei 225 Index Mini	6	09/2026	JPY	39,870,000	—	(7,955)
Norwegian Krone	29	09/2026	USD	6,203,100	37,654	—
NY Harbor ULSD Heat Oil	13	09/2026	USD	2,408,188	293,662	—
NY Harbor ULSD Heat Oil	2	09/2026	USD	370,490	23,508	—
NY Harbor ULSD Heat Oil	2	10/2026	USD	357,143	45,596	—
NY Harbor ULSD Heat Oil	2	11/2026	USD	342,325	57,146	—
NY Harbor ULSD Heat Oil	1	12/2026	USD	165,913	3,988	—
Oat	1	12/2026	USD	18,650	1,335	—
OMXS30 Index	49	09/2026	SEK	16,243,500	26,891	—
OMXS30 Index	3	09/2026	SEK	994,500	—	(585)
Platinum	2	10/2026	USD	179,420	4,011	—
Platinum	3	10/2026	USD	269,130	—	(5,581)
Platinum	6	06/2027	JPY	27,456,000	246	—
Primary Aluminum	10	12/2026	USD	811,388	4,531	—
Rapeseed	25	10/2026	EUR	680,313	—	(6,432)
Rapeseed	7	01/2027	EUR	191,275	3,547	—
RBOB Gasoline	18	09/2026	USD	2,326,212	251,732	—
RBOB Gasoline	2	09/2026	USD	258,468	4,898	—
RBOB Gasoline	1	10/2026	USD	121,346	2,573	—
RBOB Gasoline	1	11/2026	USD	114,748	6,420	—
RBOB Gasoline	1	12/2026	USD	110,951	2,111	—
Real Estate Select Sector Index E-mini	2	09/2026	USD	108,050	—	(1,015)
Robusta Coffee	2	11/2026	USD	70,580	—	(5,492)
Robusta Coffee	5	01/2027	USD	175,900	—	(12,116)
Rough Rice	11	11/2026	USD	345,950	23,154	—
Russell 2000 Index E-mini	16	09/2026	USD	2,366,960	—	(11,065)
Russell 2000 Index E-mini	5	09/2026	USD	739,675	—	(17,352)
S&P 500 Index E-mini	12	09/2026	USD	4,619,400	105,222	—
S&P 500 Index E-mini	9	09/2026	USD	3,464,550	6,112	—
S&P 500 Index E-mini	2	09/2026	USD	769,900	—	(12,527)
S&P 500 Index Micro E-mini	2	09/2026	USD	76,990	780	—
S&P Mid 400 Index E-mini	5	09/2026	USD	1,883,550	—	(22,887)
S&P Mid 400 Index E-mini	8	09/2026	USD	3,013,680	—	(68,386)
S&P/TSX 60 Index	16	09/2026	CAD	6,811,840	86,641	—
S&P/TSX 60 Index	4	09/2026	CAD	1,702,960	21,728	—
S&P/TSX 60 Index	1	09/2026	CAD	425,740	—	(4,436)
Silver	1	12/2026	USD	334,950	—	(13,125)
South African Rand	149	09/2026	USD	4,620,863	95,220	—
South African Rand	1	09/2026	USD	31,013	1,286	—
South Korean Won	12	09/2026	USD	219,420	4,791	—
Soybean	45	11/2026	USD	2,898,000	185,487	—
Soybean	31	11/2026	USD	1,996,400	84,699	—
Soybean	19	01/2027	USD	1,238,088	75,582	—
Soybean	15	03/2027	USD	981,750	89,991	—
Soybean Meal	38	12/2026	USD	1,312,140	43,633	—
Soybean Meal	19	12/2026	USD	656,070	23,987	—
Soybean Meal	16	01/2027	USD	556,480	40,724	—
Soybean Oil	14	12/2026	USD	597,408	1,445	—
Soybean Oil	28	12/2026	USD	1,194,816	—	(28,162)
Soybean Oil	6	01/2027	USD	255,996	7,247	—
Soybean Oil	6	03/2027	USD	255,780	8,927	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	4	09/2026	AUD	902,400	8,290	—
SPI 200 Index	14	09/2026	AUD	3,158,400	—	(24,890)
STOXX Europe 600 Bank Index	9	09/2026	EUR	192,375	14,702	—
STOXX Europe 600 Index	37	09/2026	EUR	1,205,090	27,032	—
STOXX Europe 600 Index	25	09/2026	EUR	814,250	9,945	—
STOXX Europe 600 Index	6	09/2026	EUR	195,420	—	(195)
Sugar #11	56	09/2026	USD	1,117,043	55,125	—
Sugar #11	34	09/2026	USD	678,205	47,066	—
Sugar #11	31	02/2027	USD	653,778	64,298	—
Sugar #11	13	04/2027	USD	266,885	30,536	—
Sugar #11	4	06/2027	USD	80,506	5,770	—
Thai SET50 Index	56	09/2026	THB	11,964,960	16,473	—
TOPIX Index	5	09/2026	JPY	208,300,000	87,838	—
TOPIX Index	2	09/2026	JPY	83,320,000	16,469	—
TOPIX Index Mini	16	09/2026	JPY	66,656,000	9,185	—
U.S. Dollar Index	2	09/2026	USD	198,770	97	—
U.S. Treasury 2-Year Note	111	12/2026	USD	22,781,016	—	(52,274)
U.S. Treasury 5-Year Note	197	12/2026	USD	20,823,516	—	(118,702)
Wheat	30	12/2026	USD	1,161,000	118,908	—
Wheat	21	12/2026	USD	812,700	83,846	—
Wheat	12	03/2027	USD	472,950	46,798	—
Wheat	13	05/2027	USD	515,775	61,846	—
White Sugar #5	19	09/2026	USD	488,680	53,399	—
White Sugar #5	10	11/2026	USD	260,150	26,604	—
WIG 20 Index	29	09/2026	PLN	2,330,440	44,481	—
WTI Crude	3	09/2026	USD	257,280	20,307	—
WTI Crude	25	09/2026	USD	2,144,000	234,115	—
WTI Crude	3	09/2026	USD	257,280	15,415	—
WTI Crude	4	10/2026	USD	336,240	20,256	—
WTI Crude	1	10/2026	USD	84,060	2,458	—
WTI Crude	6	11/2026	USD	492,420	13,710	—
WTI Crude	2	12/2026	USD	160,240	8,138	—
WTI Crude	3	12/2026	USD	240,360	12,115	—
Yen Denominated Nikkei 225 Index	1	09/2026	JPY	32,945,000	—	(1,385)
Zinc	21	12/2026	USD	2,030,569	88,028	—
Total					5,689,176	(867,101)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(2)	09/2026	JPY	(25,194,000)	1,751	—
1-Month SOFR	(12)	01/2027	USD	(4,798,134)	8,484	—
30-Day Fed Funds	(1)	03/2027	USD	(399,553)	3,166	—
3-Month Aluminum	(1)	11/2026	USD	(81,050)	—	(391)
3-Month Euro Euribor	(106)	12/2026	EUR	(25,754,025)	27,883	—
3-Month Euro Euribor	(58)	03/2027	EUR	(14,068,625)	71,215	—
3-Month Euro Euribor	(12)	06/2027	EUR	(2,908,050)	7,130	—
3-Month Euro Euribor	(83)	09/2027	EUR	(20,107,788)	31,420	—
3-Month Euro Euribor	(63)	06/2028	EUR	(15,268,838)	60,991	—
3-Month Euro Euribor	(31)	09/2028	EUR	(7,513,625)	23,070	—
3-Month Euro Euribor	(23)	06/2029	EUR	(5,573,475)	17,383	—
3-Month Euro Euribor	(10)	09/2029	EUR	(2,423,000)	4,695	—
3-Month Lead	(22)	11/2026	USD	(1,047,277)	—	(11,578)
3-Month Lead	(1)	11/2026	USD	(47,638)	146	—
3-Month Nickel	(3)	11/2026	USD	(303,498)	61	—
3-Month SOFR	(88)	03/2027	USD	(21,101,300)	28,882	—
3-Month SOFR	(29)	03/2027	USD	(6,953,838)	—	(2,171)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
43

Consolidated Portfolio of Investments (continued)
August 31, 2026
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(143)	09/2027	USD	(34,221,688)	60,483	—
3-Month SONIA	(29)	03/2027	GBP	(6,953,113)	—	(12,397)
3-Month Zinc	(1)	11/2026	USD	(97,075)	559	—
90-Day AUD Bank Bill	(10)	12/2026	AUD	(9,884,714)	10,535	—
90-Day AUD Bank Bill	(44)	12/2026	AUD	(43,492,743)	9,114	—
90-Day AUD Bank Bill	(4)	06/2027	AUD	(3,953,597)	1,038	—
90-Day AUD Bank Bill	(10)	09/2027	AUD	(9,885,437)	3,845	—
Australian 10-Year Bond	(78)	09/2026	AUD	(8,347,759)	72,295	—
Australian 10-Year Bond	(67)	09/2026	AUD	(7,170,511)	40,253	—
Australian 3-Year Bond	(180)	09/2026	AUD	(18,668,074)	63,061	—
Australian 3-Year Bond	(112)	09/2026	AUD	(11,615,690)	29,885	—
British Pound	(2)	09/2026	USD	(169,363)	803	—
Canadian Dollar	(1)	09/2026	USD	(72,215)	—	(382)
Canadian Dollar	(134)	09/2026	USD	(9,676,810)	—	(30,246)
Canadian Government 10-Year Bond	(83)	12/2026	CAD	(9,727,600)	36,203	—
Canadian Government 10-Year Bond	(36)	12/2026	CAD	(4,219,200)	15,760	—
Canadian Government 5-Year Bond	(2)	12/2026	CAD	(223,380)	560	—
Class III Milk	(2)	11/2026	USD	(67,920)	436	—
Euro FX	(53)	09/2026	USD	(7,699,906)	—	(10,481)
Euro-Bobl	(105)	09/2026	EUR	(11,896,500)	85,564	—
Euro-Bobl	(77)	09/2026	EUR	(8,724,100)	74,041	—
Euro-BTP	(50)	09/2026	EUR	(5,757,500)	67,480	—
Euro-BTP	(14)	09/2026	EUR	(1,612,100)	39,293	—
Euro-BTP	(18)	09/2026	EUR	(2,072,700)	18,501	—
Euro-Bund	(67)	09/2026	EUR	(8,258,420)	116,568	—
Euro-Bund	(59)	09/2026	EUR	(7,272,340)	77,186	—
Euro-Buxl 30-Year	(27)	09/2026	EUR	(2,798,820)	104,740	—
Euro-Buxl 30-Year	(28)	09/2026	EUR	(2,902,480)	61,860	—
Euro-OAT	(84)	09/2026	EUR	(9,722,160)	90,409	—
Euro-OAT	(35)	09/2026	EUR	(4,050,900)	62,841	—
Euro-Schatz	(220)	09/2026	EUR	(23,164,900)	89,491	—
Euro-Schatz	(269)	09/2026	EUR	(28,324,355)	44,466	—
FCOJ-A	(1)	11/2026	USD	(20,588)	448	—
Feeder Cattle	(2)	10/2026	USD	(317,025)	9,020	—
Feeder Cattle	(1)	10/2026	USD	(158,513)	—	(1,340)
Gold E-micro	(1)	12/2026	USD	(44,815)	—	(853)
IFSC Nifty 50 Index	(29)	09/2026	USD	(1,405,108)	6,501	—
IFSC Nifty 50 Index	(4)	09/2026	USD	(193,808)	652	—
Indian Rupee	(1)	09/2026	USD	(20,992)	—	(73)
Indian Rupee	(120)	09/2026	USD	(2,519,040)	—	(19,980)
Indian Rupee Standard	(3)	09/2026	USD	(157,350)	—	(1,061)
Japanese 10-Year Government Bond	(12)	09/2026	JPY	(1,511,640,000)	85,393	—
Japanese 10-Year Government Bond	(2)	09/2026	JPY	(251,940,000)	5,121	—
Japanese Yen	(119)	09/2026	USD	(9,317,700)	41,348	—
Korea 3-Year Bond	(242)	09/2026	KRW	(24,981,660,000)	—	(23,686)
Lean Hogs	(10)	10/2026	USD	(334,700)	—	(8,692)
Lean Hogs	(30)	10/2026	USD	(1,004,100)	—	(24,825)
Lean Hogs	(13)	12/2026	USD	(385,580)	—	(2,248)
Lean Hogs	(11)	02/2027	USD	(336,710)	926	—
Live Cattle	(6)	10/2026	USD	(510,420)	18,367	—
Live Cattle	(6)	10/2026	USD	(510,420)	6,891	—
Live Cattle	(4)	10/2026	USD	(340,280)	—	(925)
Live Cattle	(8)	12/2026	USD	(686,640)	11,302	—
Live Cattle	(5)	02/2027	USD	(432,950)	5,119	—
Long Gilt	(31)	12/2026	GBP	(2,670,340)	4,496	—
Long Gilt	(29)	12/2026	GBP	(2,498,060)	2,190	—
Lumber	(6)	11/2026	USD	(92,730)	1,387	—
Natural Gas	(4)	09/2026	USD	(117,400)	—	(3,517)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
44
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Natural Gas	(44)	09/2026	USD	(1,291,400)	—	(31,865)
Natural Gas	(4)	10/2026	USD	(122,560)	563	—
Natural Gas	(4)	11/2026	USD	(140,720)	2,623	—
Natural Gas E-mini	(3)	09/2026	USD	(22,013)	—	(739)
Nickel	(1)	12/2026	USD	(101,454)	1,706	—
Nikkei 225 Index	(1)	09/2026	JPY	(66,450,000)	5,026	—
Platinum	(1)	04/2027	JPY	(4,572,000)	—	(717)
SGX TSI Iron Ore China 62%	(56)	10/2026	USD	(556,416)	—	(6,000)
SGX TSI Iron Ore China 62%	(71)	10/2026	USD	(705,456)	—	(25,686)
SGX USD/CNH FX	(2)	09/2026	CNH	(1,342,880)	908	—
Short Term Euro-BTP	(141)	09/2026	EUR	(14,969,970)	73,223	—
Short Term Euro-BTP	(96)	09/2026	EUR	(10,192,320)	46,121	—
Silver	(1)	03/2027	USD	(338,900)	9,348	—
Swedish Krona	(18)	09/2026	USD	(3,761,100)	—	(46,172)
Swiss Franc	(62)	09/2026	USD	(9,602,638)	160,484	—
U.S. Long Bond	(40)	12/2026	USD	(4,345,000)	32,024	—
U.S. Long Bond	(33)	12/2026	USD	(3,584,625)	7,061	—
U.S. Treasury 10-Year Note	(130)	12/2026	USD	(13,995,313)	64,629	—
U.S. Treasury 10-Year Note	(81)	12/2026	USD	(8,720,156)	47,562	—
U.S. Treasury 2-Year Note	(215)	12/2026	USD	(44,125,391)	100,373	—
U.S. Treasury 2-Year Note	(136)	12/2026	USD	(27,911,875)	61,677	—
U.S. Treasury 5-Year Note	(131)	12/2026	USD	(13,847,109)	58,975	—
U.S. Treasury 5-Year Note	(76)	12/2026	USD	(8,033,438)	32,803	—
U.S. Treasury Ultra 10-Year Note	(257)	12/2026	USD	(28,121,422)	151,339	—
U.S. Treasury Ultra 10-Year Note	(44)	12/2026	USD	(4,814,563)	20,129	—
U.S. Treasury Ultra Bond	(28)	12/2026	USD	(3,080,875)	11,658	—
U.S. Treasury Ultra Bond	(79)	12/2026	USD	(8,692,469)	7,431	—
Utilities Select Sector Index E-mini	(1)	09/2026	USD	(85,220)	3,129	—
Yuan Offshore Renminbi	(1)	09/2026	CNH	(671,300)	200	—
Total					2,661,700	(266,025)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-year OTC credit default swap with Morgan Stanley to receive CDX North America High Yield Index, Series 46 and pay fixed rate of 5.000%	Morgan Stanley	USD	12,600,000	12,600,000	107.00	09/16/2026	120,999	15,018

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SONIA and pay exercise rate	JPMorgan	GBP	(7,690,000)	(7,690,000)	3.94	10/26/2026	(6,146)	(2,575)
5-year OTC credit default swap with Morgan Stanley to receive CDX North America High Yield Index, Series 46 and pay fixed rate of 5.000%	Morgan Stanley	USD	(12,600,000)	(12,600,000)	108.50	09/16/2026	(15,281)	(2,885)
Total							(21,427)	(5,460)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
45

Consolidated Portfolio of Investments (continued)
August 31, 2026
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SONIA	JPMorgan	GBP	(7,690,000)	(7,690,000)	4.94	10/26/2026	(13,574)	(4,645)
5-year OTC credit default swap with Morgan Stanley to receive fixed rate of 5.000% and pay CDX North America High Yield Index, Series 46	Morgan Stanley	USD	(12,600,000)	(12,600,000)	104.00	09/16/2026	(47,401)	(782)
Total							(60,975)	(5,427)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	Citi	06/26/2028	GBP	2,261,823	(14,187)	—	—	—	(14,187)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	Citi	06/26/2028	GBP	9,020,177	(56,576)	—	—	—	(56,576)
Total							(70,763)	—	—	—	(70,763)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 46	Barclays	06/20/2031	5.000	Quarterly	USD	18,358,340	(280,758)	—	—	—	(280,758)
HP, Inc.	Barclays	06/20/2031	1.000	Quarterly	USD	1,481,000	1,143	—	—	1,143	—
Total							(279,615)	—	—	1,143	(280,758)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.172	USD	6,200,000	434,969	61,139	442,081	—	54,027	—
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	1.672	USD	6,200,000	(162,115)	12,228	—	(159,605)	9,718	—
Total								272,854	73,367	442,081	(159,605)	63,745	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
46
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Total return on iShares iBoxx $ High Yield Corporate Bond Index	Quarterly	Morgan Stanley	09/21/2026	USD	5,000,000	(23,130)	—	9,569	—	—	(32,699)
SOFR	Total return on iShares iBoxx $ High Yield Corporate Bond Index	Quarterly	Morgan Stanley	09/21/2026	USD	5,000,000	(134,565)	—	337	—	—	(134,902)
Total							(157,695)	—	9,906	—	—	(167,601)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 30 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 85 bps on long CFDs	Monthly	BNP Paribas	08/30/2027	USD	3,982,618	(36,250)	9,129	—	(27,121)
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Coupon Rate	Principal Amount ($)	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Consumer Cyclical Services
Raven Acquisition Holdings LLC	6.875%	1,500,000	1,466,867	27,914	(102.9)
11/15/2031
Leisure
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.500%	1,000,000	1,001,330	(1,671)	6.2
10/01/2028
Other Financial Institutions
Icahn Enterprises LP/Finance Corp.	10.000%	1,500,000	1,514,421	(62,493)	230.4
11/15/2029
Total			3,982,618	(36,250)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.630%
SOFR	Secured Overnight Financing Rate	3.650%
SONIA	Sterling Overnight Index Average	3.730%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
47

Consolidated Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $238,236,296, which represents 38.67% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.

(e)	Zero coupon bond.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $28,283, which represents less than 0.01% of total net assets.

(l)	Perpetual security with no specified maturity date.
(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $193,035, which represents 0.03% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,865
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	1,893
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	51,944
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,178	114,333
			245,563	193,035

(p)
The stated interest rate represents the weighted average interest rate at August 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(s)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	147,484,225	556,637,451	(538,704,383)	(8,689)	165,408,604	(13,343)	5,764,597	165,491,351
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
48
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Abbreviation Legend (continued)
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
49

Consolidated Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	30,139,348	—	30,139,348
Commercial Mortgage-Backed Securities - Agency	—	1,200,536	—	1,200,536
Commercial Mortgage-Backed Securities - Non-Agency	—	27,270,895	—	27,270,895
Common Stocks
Financials	—	—	51,618	51,618
Health Care	—	28,283	—	28,283
Real Estate	157	—	—	157
Total Common Stocks	157	28,283	51,618	80,058
Convertible Bonds	—	4,289,054	—	4,289,054
Convertible Preferred Stocks
Communication Services	—	582,315	—	582,315
Industrials	—	817,347	—	817,347
Information Technology	—	1,481,490	—	1,481,490
Utilities	—	2,191,403	—	2,191,403
Total Convertible Preferred Stocks	—	5,072,555	—	5,072,555
Corporate Bonds & Notes	—	193,651,008	508	193,651,516
Foreign Government Obligations	—	35,911,189	—	35,911,189
Preferred Stocks
Financials	5,548,721	—	—	5,548,721
Total Preferred Stocks	5,548,721	—	—	5,548,721
Residential Mortgage-Backed Securities - Agency	—	39,508,600	—	39,508,600
Residential Mortgage-Backed Securities - Non-Agency	—	60,601,826	—	60,601,826
Rights
Health Care	—	—	78,702	78,702
Materials	—	—	114,333	114,333
Total Rights	—	—	193,035	193,035
Senior Loans	—	20,018,540	—	20,018,540
Treasury Bills	—	1,173,049	—	1,173,049
U.S. Treasury Obligations	—	14,161,278	—	14,161,278
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
50
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Put Option Contracts Purchased	—	15,018	—	15,018
Money Market Funds	165,408,604	—	—	165,408,604
Total Investments in Securities	170,957,482	433,041,179	245,161	604,243,822
Investments in Securities Sold Short
Corporate Bonds & Notes	—	(1,905,720)	—	(1,905,720)
Total Investments in Securities Sold Short	—	(1,905,720)	—	(1,905,720)
Total Investments in Securities, Net of Securities Sold Short	170,957,482	431,135,459	245,161	602,338,102
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,605,671	—	1,605,671
Futures Contracts	8,350,876	—	—	8,350,876
Swap Contracts	—	64,888	—	64,888
Liability
Forward Foreign Currency Exchange Contracts	—	(1,435,900)	—	(1,435,900)
Futures Contracts	(1,133,126)	—	—	(1,133,126)
Call Option Contracts Written	—	(5,460)	—	(5,460)
Put Option Contracts Written	—	(5,427)	—	(5,427)
Swap Contracts	—	(546,243)	—	(546,243)
Total	178,175,232	430,812,988	245,161	609,233,381
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
51

Consolidated Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $442,546,871)	$438,820,200
Affiliated issuers (cost $165,422,939)	165,408,604
Option contracts purchased (cost $120,999)	15,018
Cash	109,925
Foreign currency (cost $853,644)	856,614
Cash collateral held at broker for:
Forward foreign currency exchange contracts	2,150,000
Swap contracts	4,000,000
Securities sold short	2,377,326
Other(a)	2,123,102
Margin deposits on:
Futures contracts	20,192,499
Swap contracts	1,303,093
Unrealized appreciation on forward foreign currency exchange contracts	1,605,671
Unrealized appreciation on swap contracts	63,745
Upfront payments on swap contracts	451,987
Receivable for:
Investments sold	201,308
Investments sold on a delayed delivery basis	6,189,015
Capital shares sold	195,698
Dividends	524,530
Interest	5,518,967
Foreign tax reclaims	33,962
Variation margin for futures contracts	1,476,399
Variation margin for swap contracts	11,234
Prepaid expenses	4,304
Deferred compensation of board members	168,951
Total assets	653,802,152
Liabilities
Securities sold short, at value (proceeds $1,862,342)	1,905,720
Option contracts written, at value (premiums received $82,402)	10,887
Unrealized depreciation on forward foreign currency exchange contracts	1,435,900
Unrealized depreciation on swap contracts	194,722
Upfront receipts on swap contracts	159,605
Payable for:
Investments purchased	177,308
Investments purchased on a delayed delivery basis	32,129,470
Capital shares redeemed	479,929
Dividends and interest on securities sold short	56,261
Variation margin for futures contracts	821,838
Variation margin for swap contracts	394
Management services fees	55,196
Transfer agent fees	42,045
Compensation of board members	1,466
Other expenses	73,195
Deferred compensation of board members	212,653
Total liabilities	37,756,589
Net assets applicable to outstanding capital stock	$616,045,563
Represented by
Paid in capital	663,863,822
Total distributable earnings (loss)	(47,818,259)
Total - representing net assets applicable to outstanding capital stock	$616,045,563
Institutional Class
Net assets	$616,045,563
Shares outstanding	63,846,365
Net asset value per share	$9.65

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
52
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Statement of Assets and Liabilities (continued)
August 31, 2026
(a)	Includes collateral related to option contracts purchased, option contracts written and swap contracts .
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
53

Consolidated Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$485,405
Dividends — affiliated issuers	5,764,597
Interest	23,886,171
Interfund lending	146
Foreign taxes withheld	(79,483)
Total income	30,056,836
Expenses:
Management services fees	6,161,853
Transfer agent fees
Institutional Class	516,546
Custodian fees	82,694
Printing and postage fees	70,155
Registration fees	41,856
Accounting services fees	78,359
Legal fees	22,935
Dividends and interest on securities sold short	35,940
Compensation of chief compliance officer	81
Compensation of board members	16,153
Deferred compensation of board members	11,915
Other	24,302
Total expenses	7,062,789
Net investment income	22,994,047
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	282,992
Investments — affiliated issuers	(13,343)
Foreign currency translations	(605,603)
Forward foreign currency exchange contracts	4,232,722
Futures contracts	20,370,503
Option contracts purchased	(208,775)
Option contracts written	19,711
Securities sold short	10,172
Swap contracts	129,360
Net realized gain	24,217,739
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,662,744)
Investments — affiliated issuers	(8,689)
Foreign currency translations	(9,854)
Forward foreign currency exchange contracts	(775,841)
Futures contracts	4,206,676
Option contracts purchased	(105,981)
Option contracts written	71,515
Securities sold short	(43,378)
Swap contracts	(481,355)
Foreign capital gains tax	13,290
Net change in unrealized appreciation (depreciation)	(2,796,361)
Net realized and unrealized gain	21,421,378
Net increase in net assets resulting from operations	$44,415,425
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
54
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$22,994,047	$19,268,788
Net realized gain (loss)	24,217,739	(22,039,518)
Net change in unrealized appreciation (depreciation)	(2,796,361)	4,392,342
Net increase in net assets resulting from operations	44,415,425	1,621,612
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(15,721,526)	(10,000,535)
Total distributions to shareholders	(15,721,526)	(10,000,535)
Increase in net assets from capital stock activity	85,396,240	33,615,933
Total increase in net assets	114,090,139	25,237,010
Net assets at beginning of year	501,955,424	476,718,414
Net assets at end of year	$616,045,563	$501,955,424

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	18,626,541	176,083,072	13,169,569	119,721,156
Distributions reinvested	1,721,964	15,721,526	1,096,550	10,000,535
Shares redeemed	(11,282,092)	(106,408,358)	(10,587,782)	(96,105,758)
Net increase	9,066,413	85,396,240	3,678,337	33,615,933

Total net increase	9,066,413	85,396,240	3,678,337	33,615,933
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
55

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$9.16	$9.33	$9.19	$9.79	$9.68
Income from investment operations:
Net investment income	0.39	0.37	0.38	0.26 (a)	0.05
Net realized and unrealized gain (loss)	0.39	(0.35)	0.00 (b)	(0.16)	0.20
Total from investment operations	0.78	0.02	0.38	0.10	0.25
Distributions to shareholders
Distributions from net investment income	(0.29)	(0.19)	(0.24)	(0.67)	(0.14)
Distributions from net realized gains	—	—	—	(0.03)	—
Total distributions to shareholders	(0.29)	(0.19)	(0.24)	(0.70)	(0.14)
Net asset value, end of period	$9.65	$9.16	$9.33	$9.19	$9.79
Total return	8.75%	0.24%	4.18%	1.14%	2.60%
Ratios to average net assets
Total gross expenses(c)	1.25%(d)	1.28%(e)	1.30%(e)	1.31%(d),(e)	1.31%(d),(e)
Total net expenses(c),(f)	1.25%(d)	1.28%(e)	1.30%(e)	1.31%(d),(e)	1.31%(d),(e)
Net investment income	4.08%	4.02%	4.15%	2.75%(a)	0.47%
Supplemental data
Net assets, end of period (in thousands)	$616,046	$501,955	$476,718	$438,415	$534,369
Portfolio turnover	165%	126%	141%	200%	171%

Notes to Consolidated Financial Highlights
(a)	Includes income resulting from special dividends. The effect of these amounted to:

Class	Net investment income per share ($)	Net investment income ratio (%)
Year Ended 8/31/2023
Institutional Class	0.01	0.08

(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(c)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by:

Class	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022
Institutional Class	0.01%	—%	—%	0.03%	0.04%

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
56
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements
August 31, 2026
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At August 31, 2026, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	1.62%	2.42%
Net assets	$9,956,752	$14,913,494
Net investment income (loss)	163,821	316,584
Net realized gain (loss)	4,910,907	4,960,958
Net change in unrealized appreciation (depreciation)	1,837,730	778,976
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement platform. The Fund does not currently offer Institutional 3 Class shares. The Fund offers the share class listed in the Consolidated Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Credit default swaption contracts
Credit default swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a credit default swap contract or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Changes in the value of purchased credit default swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the credit default swaption contract is closed or expires.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
When the Fund writes a credit default swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the credit default swaption contract written. Premiums received from writing credit default swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to the sectors disclosed on the Portfolio of Investments. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Investments, at value — Option contracts purchased	15,018
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	64,888 *
Credit risk	Upfront payments on swap contracts	442,081
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	912,934 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,605,671
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	729,236 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,375,543 *
Interest rate risk	Upfront payments on swap contracts	9,906
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,333,163 *
Total		10,488,440

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

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Notes to Consolidated Financial Statements (continued)
August 31, 2026
	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Option contracts written, at value	3,667
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	280,758 *
Credit risk	Upfront receipts on swap contracts	159,605
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	385,120 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,435,900
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	165,653 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	238,945 *
Interest rate risk	Option contracts written, at value	7,220
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	265,485 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	343,408 *
Total		3,285,761

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	9,938,408	—	—	—	9,938,408
Credit risk	—	—	—	—	77,467	77,467
Equity risk	—	13,013,620	(208,775)	—	135,258	12,940,103
Foreign exchange risk	4,232,722	(542,517)	—	—	—	3,690,205
Interest rate risk	—	(2,039,008)	—	19,711	(83,365)	(2,102,662)
Total	4,232,722	20,370,503	(208,775)	19,711	129,360	24,543,521

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	2,614,985	—	—	—	2,614,985
Credit risk	—	—	(105,981)	59,015	(215,870)	(262,836)
Equity risk	—	(976,428)	—	—	—	(976,428)
Foreign exchange risk	(775,841)	412,955	—	—	—	(362,886)
Interest rate risk	—	2,155,164	—	12,500	(265,485)	1,902,179
Total	(775,841)	4,206,676	(105,981)	71,515	(481,355)	2,915,014
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	307,551,074
Futures contracts — short	513,091,299
Credit default swap contracts — buy protection	4,744,332
Credit default swap contracts — sell protection	473,025

Derivative instrument	Average value ($)
Option contracts purchased	21,251
Option contracts written	(10,134)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	251	(1,363)
Forward foreign currency exchange contracts	1,902,709	(1,826,789)
Interest rate swap contracts	3,935	(18,595)
Total return swap contracts	5,755	(87,275)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Consolidated Statement of Operations. A short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	ANZ Securities	Barclays(a)	Barclays(a)	BNP Paribas(a)	BNP Paribas(a)	BNY Capital Markets	Citi(a)	Citi(a)	Citi(a)	Goldman Sachs(a)	Goldman Sachs(a)	HSBC	JPMorgan(a)
Assets
Centrally cleared credit default swap contracts(b)	$-	-	5,536	-	-	-	-	-	-	-	-	-	-
Centrally cleared interest rate swap contracts(b)	-	-	-	-	-	-	-	-	5,698	-	-	-	-
Forward foreign currency exchange contracts	8,021	37,107	-	2,047	-	3,795	-	55,373	-	-	13,858	72,105	1,209,596
Put option contracts purchased	-	-	-	-	-	-	-	-	-	-	-	-	-
OTC credit default swap contracts(c)	-	-	-	-	-	-	-	-	-	-	-	-	-
OTC total return swap contracts(c)	-		-	-	-	-	-	-	-	-	-	-	-
Total assets	8,021	37,107	5,536	2,047	-	3,795	-	55,373	5,698	-	13,858	72,105	1,209,596
Liabilities
Centrally cleared credit default swap contracts(b)	-	-	394	-	-	-	-	-	-	-	-	-	-
Forward foreign currency exchange contracts	15,179	87,982	-	-	-	381	173,340	48,219	-	5,485	88,383	169,182	405,847
Call option contracts written	-	-	-	-	-	-	-	-	-	-	-	-	-
Put option contracts written	-	-	-	-	-	-	-	-	-	-	-	-	-
OTC credit default swap contracts(c)	-	-	-	-	-	-	-	-	-	-	-	-	-
OTC total return swap contracts(c)	-	-	-	-	-	-	-	-	-	-	-	-	-
OTC Swap arrangements - contracts for differences(d)	-	-	-	-	27,121	-	-	-	-	-	-	-	-
Securities borrowed	-	-	-	-	-	-	-	-	-	-	-	-	-
Total liabilities	15,179	87,982	394	-	27,121	381	173,340	48,219	-	5,485	88,383	169,182	405,847
Total financial and derivative net assets	(7,158)	(50,875)	5,142	2,047	(27,121)	3,414	(173,340)	7,154	5,698	(5,485)	(74,525)	(97,077)	803,749
Total collateral received (pledged)(e)	-	-	-	-	(27,121)	-	-	-	-	-	-	-	-
Net amount(f)	$(7,158)	(50,875)	5,142	2,047	-	3,414	(173,340)	7,154	5,698	(5,485)	(74,525)	(97,077)	803,749
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Offsetting of assets and liabilities (continued)

	JPMorgan(a)	JPMorgan(a)	Morgan Stanley(a)	Morgan Stanley(a)	Morgan Stanley(a)	Royal Bank of Canada	Scotia Capital	Standard Chartered	State Street	TD Securities	UBS	Total
Assets
Centrally cleared credit default swap contracts(b)	$-	-	-	-	-	-	-	-	-	-	-	5,536
Centrally cleared interest rate swap contracts(b)	-	-	-	-	-	-	-	-	-	-	-	5,698
Forward foreign currency exchange contracts	1,706	39,348	40,729	-	-	38,564	-	18,429	23,390	-	41,603	1,605,671
Put option contracts purchased	-	-	-	-	15,018	-	-	-	-	-	-	15,018
OTC credit default swap contracts(c)	-	-	-	-	505,826	-	-	-	-	-	-	505,826
OTC total return swap contracts(c)	-	-	-	-	9,906	-	-	-	-	-	-	9,906
Total assets	1,706	39,348	40,729	-	530,750	38,564	-	18,429	23,390	-	41,603	2,147,655
Liabilities
Centrally cleared credit default swap contracts(b)	-	-	-	-	-	-	-	-	-	-	-	394
Forward foreign currency exchange contracts	67,415	23,282	86,253	-	-	-	79	137,801	67,309	7,675	52,088	1,435,900
Call option contracts written	2,575	-	-	-	2,885	-	-	-	-	-	-	5,460
Put option contracts written	4,645	-	-	-	782	-	-	-	-	-	-	5,427
OTC credit default swap contracts(c)	-	-	-	-	159,605	-	-	-	-	-	-	159,605
OTC total return swap contracts(c)	-	-	-	-	167,601	-	-	-	-	-	-	167,601
OTC Swap arrangements - contracts for differences(d)	-	-	-	-	-	-	-	-	-	-	-	27,121
Securities borrowed	-	-	-	1,905,720	-	-	-	-	-	-	-	1,905,720
Total liabilities	74,635	23,282	86,253	1,905,720	330,873	-	79	137,801	67,309	7,675	52,088	3,707,228
Total financial and derivative net assets	(72,929)	16,066	(45,524)	(1,905,720)	199,877	38,564	(79)	(119,372)	(43,919)	(7,675)	(10,485)	(1,559,573)
Total collateral received (pledged)(e)	-	-	-	(1,905,720)	-	-	-	-	-	-	-	(1,932,841)
Net amount(f)	$(72,929)	16,066	(45,524)	-	199,877	38,564	(79)	(119,372)	(43,919)	(7,675)	(10,485)	373,268

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Notes to Consolidated Financial Statements (continued)
August 31, 2026
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Consolidated Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)
Over-the-Counter (OTC) swap arrangements - contracts for difference are presented at unrealized appreciation or (depreciation), which is comprised of market value plus cash & other receivable (payable).

(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(f)	Represents the net amount due from/(to) counterparties in the event of default.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Consolidated Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 1.09% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, Crabel Capital Management, LLC, Manulife Investment Management (US) LLC and TCW Investment Management Company LLC, each of which subadvises a portion of the assets of the Fund. Effective March 5, 2026, the Investment Manager has entered into a Subadvisory Agreement with MidOcean Credit Fund Management, L.P. to serve as a subadviser to a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
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Notes to Consolidated Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.09
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Alternative Strategies Fund  | 2026
75

Notes to Consolidated Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Institutional Class	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, passive foreign investment company (pfic) holdings, tax straddles, investments in partnerships and/or grantor trusts, investments in certain convertible securities, deemed distributions, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses, investments in commodity subsidiaries, foreign capital gains tax and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
15,603,389	(5,251,118)	(10,352,271)
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
15,721,526	—	15,721,526	10,000,535	—	10,000,535
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
76
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements (continued)
August 31, 2026
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
28,029,176	—	(26,293,032)	(51,510,679)
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
664,373,041	3,534,165	(55,044,844)	(51,510,679)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	(26,293,032)	(26,293,032)	10,035,397
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $747,352,665 and $671,883,131, respectively, for the year ended August 31, 2026, of which $407,128,253 and $440,578,692, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $4,143 for the year ended August 31, 2026.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Multi-Manager Alternative Strategies Fund  | 2026
77

Notes to Consolidated Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	400,000	4.30	3
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
78
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements (continued)
August 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Alternative Strategies Fund  | 2026
79

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Alternative Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Multi-Manager Alternative Strategies Fund and its subsidiaries (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related consolidated statement of operations for the year ended August 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
80
Multi-Manager Alternative Strategies Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Alternative Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under the subadvisory agreements between the Investment Manager and each of AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife), MidOcean Credit Fund Management, L.P. (MidOcean) and TCW Investment Management Company LLC (TCW), the Fund’s subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the subadvisory agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement and the subadvisory agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement and the subadvisory agreements (the Subadvisory Agreements and together with the Management Agreement, the Advisory Agreements) with each of AlphaSimplex, Crabel, Manulife and TCW (collectively, the Subadvisers) for additional one-year terms.[1]  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
Multi-Manager Alternative Strategies Fund  | 2026
81

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
82
Multi-Manager Alternative Strategies Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting though the relatively strong performance during recent periods of heightened volatility and the recent addition of a subadviser to the Fund.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing certain Subadvisers to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Multi-Manager Alternative Strategies Fund  | 2026
83

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
84
Multi-Manager Alternative Strategies Fund  | 2026

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Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN100_(10/26)

Columbia Strategic Income Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Income Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	3,156,115	3,164,467
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	1,687,150	1,689,848
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	26,373,627	26,373,627
Bain Capital Credit CLO Ltd.(a),(c)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	10.514%	8,600,000	6,945,214
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	10.495%	11,450,000	9,235,490
BCAT(a),(c)
Series 2026-1 Class B
1-month Term SOFR + 1.400% 06/12/2031	6.669%	27,525,475	27,428,920
Cayuga Park CLO Ltd.(a),(c)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.950%	19,950,000	19,930,030
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	5,500,000	2,869,832
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	11,840,252	11,805,036
Series 2025-2NN Class B
01/15/2032	6.475%	13,374,316	13,193,923
Elmwood CLO 49 Ltd.(a),(c)
Series 2026-3A Class D1
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	6.101%	10,300,000	10,378,723
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	3,212,668	3,212,058
GoldenTree Loan Management US CLO 30 Ltd.(a),(c)
Series 2026-30A Class D
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	3.662%	16,900,000	17,028,203
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.919%	33,000,000	33,013,266
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	6,548,448	6,531,044
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	4,964,103	4,965,436
Series 2025-2A Class A2
05/15/2030	5.180%	7,208,210	7,209,231
Madison Park Funding LXII Ltd.(a),(c)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	5.093%	17,900,000	17,984,685
Madison Park Funding LXXIV Ltd.(a),(c)
Series 2026-74A Class D1
3-month Term SOFR + 2.700% Floor 2.700% 07/23/2039	3.663%	10,600,000	10,594,795
Madison Park Funding XXIX Ltd.(a),(c)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.909%	30,450,000	30,451,309
Montauk Park CLO Ltd.(a),(c)
Series 2026-1A Class E
3-month Term SOFR + 5.450% Floor 5.450% 04/24/2039	3.669%	15,900,000	16,031,541
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	17,811,008	17,641,602
Series 2025-1 Class B
12/22/2042	8.180%	4,696,000	4,743,077
Series 2025-A Class A
07/21/2042	6.620%	4,506,194	4,542,970
NetCredit Combined Receivables B LLC(a)
Series 2026-A Class A
09/20/2032	5.880%	21,020,000	21,019,039
Neuberger Berman Loan Advisers CLO 64 Ltd.(a),(c)
Series 2026-64A Class D1
3-month Term SOFR + 2.600% Floor 2.600% 07/23/2040	3.663%	11,950,000	12,061,864
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding 26 Ltd.(a),(c)
Series 2026-26A Class D1
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	6.091%	7,400,000	7,451,763
OHA Credit Partners XI Ltd.(a),(c)
Series 2015-11A Class D1R3
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2039	6.329%	13,150,000	13,195,762
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	5,210,161	5,222,477
Series 2025-1 Class B
07/15/2032	5.628%	4,865,590	4,864,424
Series 2025-8 Class B
07/15/2033	5.409%	8,796,972	8,734,708
Series 2025-R3 Class A
01/18/2033	4.841%	8,911,640	8,883,779
Series 2026-1 Class B
09/15/2033	5.370%	28,671,301	28,460,014
Series 2026-4 Class B
01/16/2034	6.254%	19,105,684	19,084,087
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	5,831,031	5,827,780
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	9,028,925	8,989,558
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	5,340,970	5,336,899
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	4,111,552	4,108,053
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	5,754,488	5,749,219
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	13,000,000	12,978,764
Research-Driven Pagaya Motor Asset Trust(a)
Series 2024-3A Class A
03/25/2033	5.281%	8,807,556	8,817,260
Series 2026-4A Class A4
05/25/2035	5.796%	9,140,000	9,143,437
Series 2026-R1A Class A
07/25/2034	5.659%	10,952,163	10,880,649
RKTL
Series 2026-3A Class E
08/27/2035	9.240%	18,115,000	16,918,509
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	5,375,000	5,480,537
Total Asset-Backed Securities — Non-Agency (Cost $534,003,616)			530,172,909

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	3,975,000	3,228,842
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	8,760,000	6,436,081
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	11,500,000	1,207,500
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.905%	4,850,000	4,843,938
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $27,299,005)			15,716,361

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(f)	13,317	132,105
Total Communication Services		132,105
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(f)	6,584	109,887
Household Durables 0.0%
Serta Simmons Bedding LLC(f)	335	2,470
Total Consumer Discretionary		112,357
Energy —%
Oil, Gas & Consumable Fuels —%
Southcross Energy Partners LLC(b),(f),(g)	14,393	0
Southcross Energy Partners LLC, Class A(b),(f),(g)	272,263	0
Total		0
Total Energy		0
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(b),(f)	383	1,579
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	1,115
Total Industrials		2,694
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(a),(f)	5,014	73,061
Avaya Holdings Corp.(a),(f)	24,157	352,004
Total		425,065
Total Information Technology		425,065
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(b),(f),(g)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,134,609)		672,222

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(b),(g)	11.000%	85	89,692
Total Communication Services			89,692
Total Convertible Preferred Stocks (Cost $84,955)			89,692

Corporate Bonds & Notes 35.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	809,278
10/01/2031	5.125%	2,729,000	2,680,350
ATI, Inc.
06/15/2033	5.875%	846,000	854,418
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,767,388
02/15/2031	1.900%	4,160,000	3,643,808
Boeing Co. (The)
08/01/2059	3.950%	9,400,000	6,318,785
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
08/15/2028	6.750%	3,191,000	3,215,965
03/01/2029	6.375%	4,365,000	4,428,142
03/01/2032	6.625%	5,006,000	5,110,559
01/15/2033	6.000%	1,743,000	1,744,728
05/31/2033	6.375%	5,613,000	5,630,927
01/31/2034	6.750%	6,419,000	6,519,564
07/31/2034	6.125%	909,000	898,918
Total			45,622,830
Automotive 0.7%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	1,692,000	1,693,211
10/15/2033	7.750%	8,649,000	8,686,378
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	2,287,000	2,352,321
09/15/2032	6.750%	2,969,000	3,024,095
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	1,620,000	1,652,384
IHO Verwaltungs GmbH(a),(h)
11/15/2032	8.000%	2,729,000	2,887,132
05/15/2033	7.375%	1,691,000	1,762,420
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	1,581,000	1,553,265
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	1,322,000	1,371,483
07/17/2035	8.125%	3,869,000	4,108,808
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	423,000	430,436
03/24/2031	7.500%	3,464,000	3,551,768
04/23/2032	6.875%	7,511,000	7,524,099
Total			40,597,800
Banking 1.9%
Ally Financial, Inc.(i)
Subordinated
01/17/2040	6.646%	875,000	856,265
Bank of America Corp.(i)
04/23/2032	4.695%	39,660,000	38,855,096
Goldman Sachs Group, Inc. (i)
06/03/2037	5.425%	10,532,000	10,260,086
Goldman Sachs Group, Inc. (The)(i)
07/21/2037	5.655%	2,449,000	2,425,444
HSBC Holdings PLC(i)
03/10/2037	5.279%	6,172,000	5,935,201
08/14/2037	5.729%	4,760,000	4,715,328
JPMorgan Chase & Co.(i)
04/23/2032	4.622%	36,311,000	35,490,791
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(i)
01/30/2037	5.073%	890,000	848,244
04/10/2037	5.296%	2,285,000	2,212,436
Subordinated
09/16/2036	2.484%	9,062,000	7,774,742
Royal Bank of Canada(i)
08/06/2031	4.696%	2,054,000	2,023,405
Total			111,397,038
Brokerage/Asset Managers/Exchanges 0.5%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,166,000	3,333,550
Focus Financial Partners LLC(a)
09/15/2031	6.750%	3,152,000	3,134,004
09/15/2031	7.250%	4,435,000	4,484,027
Hightower Holding LLC(a)
04/15/2029	6.750%	4,869,000	4,823,025
01/31/2030	9.125%	3,945,000	4,078,322
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	4,826,000	4,856,553
08/01/2033	8.000%	5,033,000	5,155,874
Total			29,865,355
Building Materials 0.7%
Core & Main LP(a)
07/01/2034	6.000%	2,041,000	2,036,233
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	3,780,000	3,322,273
LBM Acquisition LLC(a)
01/15/2029	6.250%	1,496,000	950,248
06/15/2031	9.500%	3,369,000	2,795,015
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	7,860,000	7,953,066
03/01/2033	6.750%	3,704,000	3,758,505
QXO Building Products, Inc.(a)
07/15/2031	6.500%	2,333,000	2,359,841
04/30/2032	6.750%	3,088,000	3,162,984
07/15/2034	6.875%	3,370,000	3,408,063
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	782,558
08/01/2033	6.250%	1,750,000	1,737,688
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	6,863,000	6,966,755
Total			39,233,229
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,746,000	2,742,445
02/01/2028	5.000%	2,663,000	2,637,732
03/01/2030	4.750%	5,677,000	5,382,561
08/15/2030	4.500%	4,986,000	4,639,748
02/01/2031	4.250%	6,106,000	5,507,778
03/01/2031	7.375%	1,145,000	1,158,676
02/01/2032	4.750%	5,851,000	5,243,912
02/01/2033	7.000%	3,734,000	3,647,221
01/15/2034	4.250%	6,182,000	5,155,068
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,579,000	2,264,735
Charter Communications Operating LLC
06/30/2062	3.950%	5,602,000	3,176,904
CSC Holdings LLC(a)
04/01/2028	7.500%	645,000	148,566
01/31/2029	11.750%	5,208,000	2,863,515
02/01/2029	6.500%	1,751,000	929,544
01/15/2030	5.750%	2,329,000	493,205
12/01/2030	4.125%	3,543,000	1,872,359
12/01/2030	4.625%	4,159,000	896,813
02/15/2031	3.375%	757,000	393,712
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	2,659,000	2,775,833
DirecTV Financing LLC(a)
02/01/2030	8.875%	1,050,000	1,075,194
DISH DBS Corp.
07/01/2028	7.375%	3,359,000	3,308,322
06/01/2029	5.125%	4,678,000	4,321,131
DISH DBS Corp.(a)
12/01/2028	5.750%	2,930,000	2,887,285
EchoStar Corp.
11/30/2029	10.750%	6,258,642	6,762,532
EchoStar Corp.(h)
11/30/2030	6.750%	4,145,697	4,204,186
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	4,243,000	4,234,603
07/15/2028	4.000%	2,580,000	2,517,283
07/01/2029	5.500%	1,278,000	1,275,785
07/01/2030	4.125%	2,187,000	2,058,507
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,537,000	950,593
VZ Secured Financing BV(a)
01/15/2032	5.000%	5,657,000	4,771,724
Total			90,297,472
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 1.6%
Celanese US Holdings LLC
04/15/2030	6.500%	673,000	685,422
02/15/2031	7.000%	645,000	662,984
07/15/2032	7.379%	855,000	895,690
04/15/2033	6.750%	1,687,000	1,717,447
11/15/2033	7.700%	1,659,000	1,771,463
02/15/2034	7.375%	942,000	974,408
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,346,686
FMC Corp.
05/18/2033	5.650%	54,000	49,500
10/01/2049	4.500%	1,843,000	1,210,758
FMC Corp.(i)
Subordinated
11/01/2055	8.450%	102,000	75,605
HB Fuller Co.
10/15/2028	4.250%	1,747,000	1,712,282
INEOS Finance PLC(a)
04/15/2029	7.500%	10,648,000	10,585,517
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	6,615,000	5,780,872
Ingevity Corp.(a)
11/01/2028	3.875%	1,799,000	1,738,613
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	5,949,075	5,637,535
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	4,419,000	4,352,360
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,927,884
06/15/2031	7.250%	2,849,000	2,896,425
02/15/2033	7.250%	14,758,000	14,765,253
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	1,621,000	1,614,060
Tronox, Inc.(a)
03/15/2029	4.625%	2,701,000	1,814,662
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	14,971,000	14,238,368
03/01/2031	7.375%	2,144,000	2,146,077
08/15/2032	6.625%	11,895,000	11,462,992
08/01/2033	7.000%	1,375,000	1,332,067
Total			94,394,930
Construction Machinery 0.5%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	2,402,000	2,485,818
03/15/2031	5.750%	854,000	850,952
06/15/2033	7.250%	5,725,000	5,923,173
03/15/2034	6.000%	6,726,000	6,632,012
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,543,417
03/15/2031	7.750%	611,000	631,193
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	2,702,000	2,845,734
07/15/2034	7.000%	3,547,000	3,610,648
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	854,683
01/15/2032	3.750%	997,000	914,346
Total			27,291,976
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,489,000	2,434,639
12/01/2028	6.125%	5,148,000	5,090,359
Garda World Security Corp.(a)
11/15/2032	8.375%	1,495,000	1,531,386
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,528,000	1,377,622
Total			10,434,006
Consumer Products 0.2%
Newell Brands, Inc.(a)
06/01/2028	8.500%	360,000	375,369
Newell Brands, Inc.
05/15/2030	6.375%	2,454,000	2,488,522
05/15/2032	6.625%	1,013,000	1,035,986
Opal Bidco SAS(a)
03/31/2032	6.500%	2,700,000	2,728,290
Prestige Brands, Inc.(a)
07/15/2034	6.250%	1,978,000	1,982,908
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,727,256
Whirlpool Corp.
06/15/2030	6.125%	569,000	534,499
06/15/2033	6.500%	593,000	512,362
Whirlpool Corp.(a)
07/01/2031	7.500%	1,028,000	1,031,658
07/01/2034	7.875%	1,360,000	1,334,240
Total			13,751,090
Diversified Manufacturing 0.3%
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,192,000	4,278,842
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,572,609
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,030,041
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	446,166
WESCO Distribution, Inc.(a)
03/15/2029	6.375%	2,103,000	2,137,300
04/15/2031	5.250%	995,000	981,031
03/15/2032	6.625%	2,702,000	2,767,450
03/15/2033	6.375%	1,163,000	1,181,281
04/15/2034	5.500%	1,669,000	1,628,312
Total			17,023,032
Electric 1.6%
AEP Texas, Inc.
01/15/2050	3.450%	4,245,000	2,775,702
Alpha Generation LLC(a)
01/15/2034	6.250%	1,644,000	1,608,950
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	4,205,000	3,879,166
01/15/2032	3.750%	6,239,000	5,637,677
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,512,095
Edison International
11/15/2028	5.250%	7,553,000	7,514,730
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,348,913
Long Ridge Energy LLC(a)
02/15/2032	8.750%	2,088,000	2,157,194
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,892,000	2,869,874
01/15/2029	7.250%	4,566,000	4,720,567
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,251,284
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,170,645
06/15/2029	5.250%	2,719,000	2,699,182
07/15/2029	5.750%	1,030,000	1,027,994
02/15/2032	3.875%	3,750,000	3,431,778
02/01/2033	6.000%	1,981,000	1,971,402
01/15/2034	5.750%	2,449,000	2,383,217
05/15/2034	5.875%	1,415,000	1,378,389
11/01/2034	6.250%	2,574,000	2,562,962
01/15/2036	6.000%	2,924,000	2,842,166
05/15/2036	6.125%	1,443,000	1,413,968
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,005,000	6,381,524
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,390,000	1,367,280
PG&E Corp.(i)
03/15/2055	7.375%	1,919,000	1,928,743
09/15/2056	6.850%	672,000	658,409
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Talen Energy Supply LLC(a)
02/01/2034	6.250%	2,887,000	2,832,712
02/01/2036	6.500%	2,887,000	2,832,440
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,334,000	1,319,221
01/15/2030	4.750%	5,930,000	5,695,213
VoltaGrid LLC(a)
11/01/2030	7.375%	1,006,000	1,011,892
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	2,105,000	2,241,206
03/15/2033	8.625%	2,225,000	2,384,038
04/15/2034	7.750%	1,694,000	1,793,201
Total			93,603,734
Environmental 0.2%
GFL Environmental Holdings US, Inc.(a)
02/01/2034	5.500%	391,000	366,764
GFL Environmental, Inc.(a)
01/15/2031	6.750%	3,195,000	3,248,151
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	8,005,000	8,180,591
Total			11,795,506
Finance Companies 1.2%
Blackstone Private Credit Fund
05/15/2031	5.950%	6,000,000	5,888,714
goeasy Ltd.(a)
07/01/2029	7.625%	948,000	907,770
05/15/2030	6.875%	486,000	441,110
10/01/2030	7.375%	485,000	449,552
Navient Corp.
03/15/2029	5.500%	2,579,000	2,520,566
03/15/2031	11.500%	1,007,000	1,087,982
OneMain Finance Corp.
05/15/2029	6.625%	2,679,000	2,717,337
03/15/2030	7.875%	2,502,000	2,593,990
09/15/2030	4.000%	5,509,000	5,083,260
05/15/2031	7.500%	1,463,000	1,502,297
11/15/2031	7.125%	2,369,000	2,402,788
03/15/2032	6.750%	1,330,000	1,332,810
09/15/2032	7.125%	2,621,000	2,659,428
03/15/2033	6.500%	2,201,000	2,153,508
09/15/2033	6.750%	2,511,000	2,474,674
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	8,147,000	8,508,271
Rocket Cos, Inc.(a)
08/01/2030	6.125%	1,432,000	1,451,208
08/01/2031	6.125%	861,000	871,680
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,552,050
10/15/2033	4.000%	8,002,000	7,165,860
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	166,492
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	4,067,000	3,832,629
UWM Holdings LLC(a)
02/01/2030	6.625%	4,307,000	4,029,619
03/15/2031	6.250%	10,394,000	9,280,825
Total			73,074,420
Food and Beverage 1.4%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,511,374
05/15/2048	5.300%	8,329,000	7,239,411
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	27,914,000	27,299,765
Bacardi-Martini BV(a)
02/01/2035	6.000%	6,074,000	6,111,375
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	2,923,000	3,003,966
04/15/2034	6.375%	4,834,000	4,881,598
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	4,031,561
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,240,432
09/15/2031	4.500%	2,709,000	2,519,807
02/15/2032	6.250%	1,824,000	1,841,231
03/01/2033	6.375%	1,039,000	1,021,061
10/15/2034	6.250%	2,693,000	2,597,182
03/15/2036	6.500%	4,715,000	4,569,221
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/30/2029	4.375%	3,350,000	3,282,288
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	6,082,000	5,859,511
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,586,144
02/15/2029	4.750%	967,000	954,662
06/01/2030	4.625%	3,348,000	3,264,833
Total			83,815,422
Gaming 0.9%
Boyd Gaming Corp.
12/01/2027	4.750%	1,974,000	1,968,488
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	2,637,000	2,530,864
02/15/2030	7.000%	2,332,000	2,345,478
02/15/2032	6.500%	2,534,000	2,449,299
10/15/2032	6.000%	3,247,000	2,914,411
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cavalier Acquisition Corp.(a)
08/15/2033	8.250%	951,000	974,635
Churchill Downs, Inc.(a)
05/01/2031	6.750%	1,149,000	1,167,510
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	342,182
10/01/2033	6.250%	3,000,000	2,991,782
MGM Resorts International
09/15/2029	6.125%	1,908,000	1,929,401
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	2,730,000	2,666,867
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	1,637,000	1,642,382
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	8,341,000	7,994,059
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	4,486,000	4,549,779
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	2,193,000	2,221,478
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	10,500,000	6,908,335
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,487,456
Voyager Parent LLC(a)
07/01/2032	9.250%	3,390,000	3,629,582
Total			51,713,988
Health Care 1.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,102,824
04/15/2029	5.000%	2,749,000	2,701,589
03/15/2033	7.375%	3,635,000	3,790,720
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,804,664
11/01/2029	3.875%	3,954,000	3,806,427
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,526,654
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	448,514
03/15/2029	3.750%	1,124,000	1,084,843
03/15/2031	4.000%	975,000	918,926
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	1,747,000	1,674,628
05/15/2030	5.250%	2,666,000	2,487,124
02/15/2031	4.750%	1,509,000	1,374,753
01/15/2032	10.875%	579,000	614,480
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	6,249,000	6,470,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(a)
07/15/2033	6.750%	2,036,000	2,083,402
HCA, Inc.
09/01/2030	3.500%	21,231,000	20,026,108
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	822,725
05/15/2027	5.000%	1,864,000	1,864,418
05/15/2030	6.500%	993,000	1,012,778
06/01/2032	6.250%	3,389,000	3,452,945
LifePoint Health, Inc.(a)
05/01/2034	7.000%	3,410,000	3,205,468
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	6,635,000	6,598,855
Select Medical Corp.(a)
12/01/2032	6.250%	2,865,000	2,778,285
Star Parent, Inc.(a)
10/01/2030	9.000%	6,236,000	6,548,064
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	6,706,000	6,749,929
Tenet Healthcare Corp.
11/01/2027	5.125%	2,981,000	2,981,192
10/01/2028	6.125%	1,848,000	1,849,088
05/15/2031	6.750%	6,531,000	6,669,432
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	7,472,000	7,379,966
11/15/2033	6.000%	2,333,000	2,339,351
Total			108,169,017
Healthcare Insurance 0.1%
Centene Corp.
10/15/2030	3.000%	9,982,000	9,013,636
Independent Energy 0.9%
APA Corp.
02/15/2055	6.750%	1,019,000	1,045,344
Civitas Resources, Inc.(a)
11/01/2030	8.625%	575,000	603,307
07/01/2031	8.750%	3,248,000	3,396,235
06/15/2033	9.625%	4,056,000	4,470,668
CNX Resources Corp.(a)
03/01/2032	7.250%	1,637,000	1,683,506
03/01/2034	5.875%	3,055,000	2,978,020
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	1,146,000	1,177,461
01/15/2033	7.375%	927,000	946,131
01/15/2034	8.375%	3,457,000	3,649,389
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,387,269
04/15/2032	6.250%	3,281,000	3,222,136
11/01/2033	8.375%	710,000	752,744
02/15/2035	7.250%	3,895,000	3,920,510
Matador Resources Co.(a)
04/15/2032	6.500%	2,422,000	2,444,920
04/15/2033	6.250%	4,284,000	4,283,903
04/15/2034	6.000%	1,436,000	1,405,106
Occidental Petroleum Corp.
10/01/2054	6.050%	3,586,000	3,513,756
SM Energy Co.(a)
08/01/2029	6.750%	1,965,000	2,007,384
08/01/2032	7.000%	3,686,000	3,768,555
04/15/2034	6.625%	4,723,000	4,753,625
Vital Energy, Inc.(a)
04/15/2032	7.875%	756,000	781,038
Total			53,191,007
Leisure 0.8%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	708,778
Carnival Corp.(a)
03/15/2030	5.750%	2,619,000	2,633,990
08/01/2032	5.750%	2,069,000	2,049,832
02/15/2033	6.125%	2,523,000	2,528,267
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	2,277,000	2,276,223
NCL Corp., Ltd.(a)
01/15/2031	5.875%	3,963,000	3,800,388
02/01/2032	6.750%	2,645,000	2,573,543
09/15/2033	6.250%	5,751,000	5,377,459
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	8,273,000	8,166,163
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	8,117,000	8,227,873
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	1,445,000	1,462,346
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,605,275
Viking Cruises Ltd.(a)
02/15/2029	7.000%	1,092,000	1,092,982
07/15/2031	9.125%	2,980,000	3,125,253
10/15/2033	5.875%	3,495,000	3,463,523
Total			49,091,895
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
Met Tower Global Funding(a)
04/12/2029	5.250%	3,832,000	3,868,670
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	3,490,000	3,170,334
04/01/2032	6.125%	3,156,000	3,193,316
09/15/2033	5.750%	1,545,000	1,543,479
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	6,538,000	6,592,422
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	3,075,000	3,073,682
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	5,555,000	5,524,597
Travel + Leisure Co.(a)
06/01/2031	6.250%	4,351,000	4,377,894
09/01/2033	6.125%	344,000	339,364
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,920,045
Total			29,735,133
Media and Entertainment 2.3%
Beignet Investor LLC(a)
05/30/2049	6.581%	17,400,000	16,679,901
CBS Corp.
07/01/2042	4.850%	696,000	461,428
Clear Channel Outdoor Holdings, Inc.(a)
02/15/2031	7.125%	2,653,000	2,732,826
03/15/2033	7.500%	2,699,000	2,842,733
Discovery Global Holdings, Inc.
03/15/2032	4.279%	2,237,000	2,047,020
03/15/2042	5.050%	6,986,000	5,097,133
03/15/2052	5.141%	1,199,000	805,788
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	969,000	753,259
Gray Media, Inc.(a)
07/15/2032	9.625%	4,564,000	4,684,068
08/15/2033	7.250%	2,864,000	2,863,380
09/15/2034	7.500%	1,434,000	1,432,707
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,632,866
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,124,000	2,128,065
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	2,108,000	2,166,458
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meta Platforms, Inc.
11/15/2055	5.625%	6,712,000	5,604,787
11/15/2065	5.750%	29,296,000	24,109,156
Nexstar Media, Inc.(a)
09/15/2033	6.500%	4,428,000	4,447,387
04/15/2034	7.250%	7,979,000	8,082,642
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	2,177,000	2,264,411
07/01/2034	8.750%	2,218,000	2,355,274
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	811,000	790,367
03/15/2030	4.625%	2,185,000	2,117,836
02/15/2031	7.375%	696,000	722,411
06/15/2034	6.000%	1,369,000	1,352,982
Roblox Corp.(a)
05/01/2030	3.875%	2,221,000	2,091,784
Snap, Inc.(a)
03/01/2033	6.875%	6,922,000	6,782,602
03/15/2034	6.875%	3,807,000	3,702,730
Sopaipilla Investor LLC(a)
11/30/2048	7.534%	17,407,000	17,813,990
Univision Communications, Inc.(a)
05/01/2029	4.500%	2,385,000	2,272,553
04/15/2033	8.875%	1,895,000	1,873,616
Viacom, Inc.
03/15/2043	4.375%	2,701,000	1,705,716
09/01/2043	5.850%	1,340,000	976,705
ViacomCBS, Inc.
05/19/2032	4.200%	2,049,000	1,784,226
05/19/2050	4.950%	644,000	402,617
Total			137,581,424
Metals and Mining 0.7%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	2,209,000	2,180,274
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	753,000	763,175
03/15/2032	7.000%	434,000	438,656
05/01/2033	7.375%	459,000	467,687
01/15/2034	7.625%	1,552,000	1,583,538
Constellium SE(a)
06/15/2028	5.625%	1,747,000	1,744,992
04/15/2029	3.750%	4,741,000	4,556,149
08/15/2032	6.375%	1,445,000	1,456,006
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	5,064,000	5,084,558
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,025,000	4,774,317
03/01/2034	5.875%	4,590,000	4,493,546
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
01/30/2030	4.750%	2,010,000	1,941,390
08/15/2031	3.875%	2,967,000	2,712,142
08/15/2033	6.375%	2,249,000	2,254,883
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	903,236
WS Escrow LLC(a)
06/01/2033	7.750%	4,176,000	4,348,438
Total			39,702,987
Midstream 2.7%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	2,345,000	2,491,522
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,751,580
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	5,184,063
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	4,972,000	5,148,256
06/30/2033	7.375%	5,492,000	5,650,527
06/01/2034	6.875%	3,152,000	3,179,781
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,828,099
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	10,341,553
09/30/2040	3.250%	3,925,000	3,010,844
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	8,000,000	8,065,879
Harvest Midstream I LP(a)
05/15/2034	6.750%	5,220,000	5,295,383
ITT Holdings LLC(a)
08/01/2029	6.500%	509,000	507,645
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,293,000	1,318,914
Sunoco LP(a),(i),(j)
	7.875%	10,612,000	10,953,035
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,217,589
07/15/2031	5.375%	2,057,000	2,031,107
05/01/2032	7.250%	2,041,000	2,111,242
07/01/2033	6.250%	2,518,000	2,532,403
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	8,322,000	8,479,422
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,245,395
08/15/2031	4.125%	3,910,000	3,654,028
11/01/2033	3.875%	2,982,000	2,646,370
05/01/2036	6.000%	5,343,000	5,321,167
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a),(i),(j)
	9.000%	7,791,000	7,889,385
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,615,753
01/15/2030	7.000%	1,548,000	1,592,141
06/01/2031	8.375%	1,373,000	1,428,140
02/01/2032	9.875%	2,466,000	2,627,395
12/15/2034	6.375%	1,826,000	1,811,286
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	1,071,000	1,092,977
05/01/2033	7.500%	1,765,000	1,916,415
01/15/2034	6.500%	3,957,000	4,091,077
06/15/2034	6.500%	1,418,000	1,467,194
05/01/2035	7.750%	1,765,000	1,960,549
01/15/2036	6.750%	8,102,000	8,527,911
Western Midstream Operating LP
03/01/2031	4.800%	2,439,000	2,393,542
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,331,014
Total			160,710,583
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,412,514
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	3,263,000	3,207,364
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	1,949,000	1,942,965
10/01/2033	6.500%	3,030,000	3,059,188
10/01/2035	6.750%	5,285,000	5,384,536
Nabors Industries, Inc.(a)
01/31/2030	9.125%	2,618,000	2,746,548
11/15/2032	7.625%	3,180,000	3,278,419
Oceaneering International, Inc.(a)
07/15/2034	6.875%	1,985,000	2,046,110
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,462,154	2,513,433
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	805,802
05/15/2031	8.500%	3,061,000	3,217,414
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	6,754,000	6,920,038
Total			36,534,331
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,324,351
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,043,781
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	999,528
04/15/2030	6.625%	1,303,000	1,331,626
10/01/2031	7.375%	485,000	501,622
Total			5,200,908
Other REIT 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,093,649
05/15/2029	4.875%	1,134,000	1,112,192
02/01/2030	7.000%	947,000	968,980
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	627,054
02/15/2029	4.500%	860,000	845,695
04/01/2032	6.500%	1,679,000	1,709,101
06/15/2033	6.500%	1,540,000	1,570,069
03/15/2034	5.750%	692,000	681,951
02/15/2035	6.250%	2,526,000	2,539,228
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,564,562
Total			15,712,481
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,092,000	6,797,722
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	5,482,000	5,414,836
04/15/2032	6.750%	1,763,000	1,721,759
Sword Purchaser LLC(a)
04/15/2033	8.250%	4,451,000	4,604,458
04/15/2034	10.500%	4,769,000	4,974,718
Total			23,513,493
Pharmaceuticals 0.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%	10,394,000	10,796,775
AbbVie, Inc.
11/21/2029	3.200%	3,726,000	3,547,243
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,831,000	2,710,778
09/30/2028	11.000%	789,000	832,081
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	6,892,000	6,793,733
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,379,000	1,364,970
04/30/2031	5.125%	713,000	712,586
Total			26,758,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 2.5%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	2,504,000	2,287,193
08/01/2029	6.000%	13,673,000	11,637,081
11/06/2030	7.500%	6,056,000	5,573,153
07/01/2032	6.750%	7,950,000	6,783,026
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	711,065
04/15/2028	6.750%	3,519,000	3,548,044
11/01/2029	5.875%	1,991,000	1,976,203
01/15/2031	7.000%	2,647,000	2,688,039
10/01/2031	6.500%	1,285,000	1,291,179
10/01/2032	7.375%	25,739,000	26,068,393
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	1,997,249
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	8,279,000	8,444,250
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	28,644,000	28,722,188
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	1,709,000	1,540,517
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,624,000	6,510,685
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	3,837,000	3,611,775
HUB International Ltd.(a)
12/01/2029	5.625%	1,783,000	1,776,561
06/15/2030	7.250%	9,107,000	9,377,515
01/31/2032	7.375%	13,369,000	13,720,043
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	12,514,000	12,524,142
Total			150,788,301
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,813,199
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	6,357,000	6,554,703
Total			9,367,902
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	1,840,000	1,847,341
10/15/2030	4.000%	3,320,000	3,133,057
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	5,984,000	5,864,579
Total			10,844,977
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
13

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.9%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,991,000	2,034,433
08/01/2033	7.375%	6,310,000	6,469,197
Amazon.com, Inc.
03/13/2056	5.800%	7,229,000	6,668,496
07/09/2056	6.100%	12,570,000	12,122,958
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	701,000	667,993
Beach Acquisition Bidco LLC(a),(h)
07/15/2033	10.000%	6,185,323	6,641,640
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	974,006
01/15/2030	6.375%	699,000	705,070
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,053,941
11/01/2035	6.875%	1,511,000	1,542,873
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,116,490
08/01/2031	8.250%	1,111,000	1,154,367
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,262,266
PetSmart LLC/Finance Corp.(a)
09/15/2032	7.500%	2,797,000	2,822,906
09/15/2033	10.000%	1,876,000	1,872,755
Valvoline, Inc.(a)
08/15/2034	6.125%	3,294,000	3,287,412
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,729,000	4,499,146
Total			54,895,949
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	536,000	516,410
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	3,056,000	2,941,236
Total			3,457,646
Technology 5.2%
Alphabet, Inc.
08/15/2046	6.250%	24,679,000	24,792,937
08/15/2056	6.375%	3,830,000	3,855,012
08/15/2066	6.500%	15,721,000	15,720,183
Amentum Escrow Corp.(a)
08/01/2032	7.250%	5,128,000	5,290,766
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	12,560,000	12,078,547
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APLD ComputeCo 3 LLC(a)
06/15/2031	7.000%	5,511,000	5,307,707
APLD ComputeCo LLC(a)
12/15/2030	9.250%	7,909,000	8,338,386
ASGN, Inc.(a)
05/15/2028	4.625%	5,632,000	5,482,383
Black Pearl Compute LLC(a)
02/15/2031	6.125%	3,521,000	3,525,296
Block, Inc.(a)
08/15/2030	5.625%	2,099,000	2,101,276
08/15/2033	6.000%	1,641,000	1,638,576
Block, Inc.
06/01/2031	3.500%	1,723,000	1,579,610
05/15/2032	6.500%	3,394,000	3,446,277
Broadcom, Inc.
02/15/2030	4.350%	5,800,000	5,653,030
10/15/2030	4.200%	5,800,000	5,578,109
CACI International, Inc.(a)
06/15/2033	6.375%	4,386,000	4,444,435
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	694,000	367,637
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,315,000	699,250
Cipher Compute LLC(a)
11/15/2030	7.125%	2,505,000	2,540,622
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	7,183,000	6,762,308
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	11,913,000	11,939,800
06/30/2032	8.250%	1,919,000	1,881,187
08/15/2033	6.625%	858,000	777,846
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	13,512,000	12,244,775
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	8,414,000	8,162,228
CoreWeave, Inc.(a)
02/01/2031	9.000%	6,452,000	5,789,051
10/01/2031	9.750%	4,074,000	3,641,541
07/15/2032	9.625%	3,992,000	3,530,144
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,565,251
Fair Isaac Corp.(a)
05/15/2033	6.000%	773,000	760,030
Flash Compute LLC(a)
12/31/2030	7.250%	2,056,000	2,069,017
Galaxy Helios Data Centers II LLC(a)
08/01/2031	9.875%	2,094,000	2,075,528
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,461,570
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,786,098
Intel Corp.
03/25/2050	4.750%	6,800,000	5,353,165
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	2,832,000	2,236,723
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	1,742,000	1,612,700
05/01/2028	5.000%	962,000	900,600
05/15/2028	5.750%	3,193,000	3,005,705
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,512,724
09/15/2029	4.875%	664,000	649,625
07/15/2030	5.250%	2,592,000	2,543,482
01/15/2033	6.250%	1,187,000	1,196,078
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	3,546,000	3,370,730
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	5,604,000	5,477,089
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,413,643
04/15/2029	5.125%	439,000	428,410
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,996,000	5,118,769
05/15/2031	10.375%	1,698,000	1,784,423
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	834,000	786,558
01/15/2033	5.000%	4,134,000	4,039,367
Oracle Corp.
09/26/2065	6.100%	17,778,000	13,999,993
Picard Midco, Inc.(a)
03/31/2029	6.500%	4,408,000	4,392,544
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	12,144,000	11,250,914
QTS Central Issuer LLC/TRS(a)
09/01/2031	6.625%	5,995,000	5,908,923
QTS Fayetteville I DC1-2 LLC / TRS(a)
04/15/2036	5.700%	8,555,000	7,745,918
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	198,000	195,794
03/15/2030	10.750%	452,000	443,868
07/15/2030	11.125%	714,000	702,452
Science Applications International Corp.(a)
11/01/2033	5.875%	3,610,000	3,573,113
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	8,117,000	8,019,891
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,528,104
Stingray Compute LLC(a)
06/15/2031	6.000%	1,818,000	1,769,533
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	12,321,000	11,305,977
Synaptics, Inc.(a)
06/15/2029	4.000%	3,259,000	3,210,551
UKG, Inc.(a)
02/01/2031	6.875%	2,898,000	2,858,153
WEX, Inc.(a)
03/15/2033	6.500%	3,004,000	3,018,100
WULF Compute LLC(a)
10/15/2030	7.750%	1,771,000	1,841,044
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	6,791,000	6,031,669
Total			313,112,745
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	4,786,000	4,845,787
06/15/2032	8.375%	2,431,000	2,477,959
Carrix, Inc.(a)
08/01/2033	6.125%	3,751,000	3,749,141
ERAC USA Finance LLC(a)
05/01/2028	4.600%	4,425,000	4,421,148
04/30/2036	5.250%	1,439,000	1,406,362
Total			16,900,397
Wireless 0.1%
Altice France(a)
04/15/2032	6.500%	4,496,193	4,376,775
07/15/2032	6.875%	1,003,049	982,699
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	2,498,000	2,023,429
07/15/2031	4.750%	1,746,000	1,416,491
Total			8,799,394
Wirelines 0.4%
AT&T, Inc.
12/01/2057	3.800%	3,693,000	2,319,676
Iliad Holding SAS(a)
10/15/2028	7.000%	3,512,000	3,518,396
Iliad Holding SASU(a)
04/15/2031	8.500%	1,651,000	1,730,190
04/15/2032	7.000%	1,563,000	1,579,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
15

Portfolio of Investments (continued)
August 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	2,753,000	2,876,726
02/15/2037	7.500%	737,000	730,817
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	756,000	727,925
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	2,719,000	2,788,039
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	4,339,000	4,533,988
Windstream Services LLC(a)
10/15/2033	7.500%	1,879,000	1,940,058
Total			22,745,051
Total Corporate Bonds & Notes (Cost $2,134,665,401)			2,123,607,921

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(k)	2,876,000	57,678,180
Total Exchange-Traded Fixed Income Funds (Cost $57,778,840)		57,678,180

Foreign Government Obligations(l),(m) 9.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%		4,100,000	3,911,550
Bahrain 0.0%
Bahrain Government International Bond(a)
02/03/2038	7.100%		2,400,000	2,250,879
Brazil 1.0%
Brazil Letras do Tesouro Nacional(n)
10/01/2026	0.000%	BRL	3,127,500	5,971,676
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	79,783,000	13,602,085
01/01/2035	10.000%	BRL	85,000,000	13,248,109
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	44,000,000	8,544,107
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,925,841
01/12/2056	7.250%		14,500,000	13,957,190
Total				57,249,008
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.3%
Chile Government International Bond
05/07/2041	3.100%		15,722,000	11,553,206
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%		7,000,000	6,781,643
Total				18,334,849
Colombia 0.8%
Colombian TES
04/28/2028	6.000%	COP	63,663,700,000	17,944,838
02/27/2030	12.500%	COP	42,352,600,000	13,043,149
01/24/2035	11.750%	COP	59,256,000,000	17,341,740
Total				48,329,727
Dominican Republic 0.5%
Dominican Republic International Bond(a)
01/30/2030	4.500%		10,000,000	9,639,223
04/30/2044	7.450%		7,900,000	8,370,919
01/27/2045	6.850%		6,344,000	6,337,718
01/30/2060	5.875%		9,057,000	7,752,901
Total				32,100,761
Ecuador 0.2%
Ecuador Government International Bond(a)
01/29/2034	8.750%		9,000,000	8,984,771
Egypt 0.3%
Egypt Government International Bond(a)
01/31/2047	8.500%		5,700,000	5,461,127
02/16/2061	7.500%		14,000,000	11,822,704
Total				17,283,831
Ghana 0.3%
Ghana Government International Bond(a),(i)
07/03/2035	5.000%		22,000,000	20,515,025
Guatemala 0.3%
Guatemala Government Bond(a)
08/06/2031	6.050%		3,400,000	3,457,723
08/15/2036	6.250%		13,826,000	14,147,043
Total				17,604,766
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2032	6.250%		7,000,000	7,343,031
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,835,996
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.4%
Indonesia Government International Bond
07/28/2031	2.150%		3,385,000	2,947,642
02/11/2049	5.350%		1,869,000	1,704,856
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
05/21/2048	6.150%		6,238,000	5,774,355
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,529,723
05/30/2044	6.450%		8,863,000	8,751,323
Total				24,707,899
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
01/30/2037	8.250%		3,149,000	3,426,654
Kenya 0.1%
Republic of Kenya Government International Bond(a)
02/26/2039	8.700%		3,100,000	3,046,850
Mexico 1.5%
Mexican Bonos
02/28/2030	8.500%	MXN	151,720,000	8,986,894
Mexico Government International Bond
05/29/2031	7.750%	MXN	257,923,400	14,725,394
03/22/2033	5.375%		17,821,000	17,280,478
05/07/2036	6.000%		5,257,000	5,142,267
01/29/2038	6.625%		3,692,000	3,706,206
02/09/2038	6.125%		8,509,000	8,196,997
08/14/2041	4.280%		300,000	229,596
Petroleos Mexicanos
02/12/2048	6.350%		16,000,000	12,925,436
01/23/2050	7.690%		21,001,000	19,140,556
Total				90,333,824
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		8,241,000	8,581,565
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		13,000,000	12,600,783
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		9,166,000	9,551,219
Pakistan 0.1%
Pakistan Government International Bond(a)
04/08/2031	7.375%		6,132,000	6,155,660
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,939,000	2,871,140
Peru 0.4%
Peruvian Government International Bond
03/30/2036	5.500%		19,017,000	18,804,807
11/18/2050	5.625%		4,691,000	4,372,156
Total				23,176,963
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%		4,732,000	5,033,116
02/14/2051	4.000%		10,500,000	6,755,304
Total				11,788,420
Saudi Arabia 0.0%
Saudi Government International Bond(a)
02/02/2061	3.450%		2,800,000	1,661,894
South Africa 1.0%
Republic of South Africa Government Bond
03/31/2036	6.250%	ZAR	231,400,000	12,079,865
Republic of South Africa Government International Bond
09/30/2049	5.750%		21,000,000	17,406,993
04/20/2052	7.300%		21,384,000	21,178,504
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%		9,377,000	9,109,988
Total				59,775,350
Sri Lanka 0.2%
Sri Lanka Government International Bond(i)
02/15/2038	3.600%		10,400,000	10,675,155
Turkey 0.7%
Turkey Government International Bond
05/11/2047	5.750%		10,705,000	8,470,918
Turkiye Government International Bond
02/12/2032	7.125%		28,000,000	28,451,085
01/14/2038	6.875%		7,490,000	7,241,324
Total				44,163,327
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,333,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
17

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%	3,650,000	3,841,139
09/30/2049	4.700%	2,000,000	1,542,916
Total			10,717,366
Total Foreign Government Obligations (Cost $562,805,610)			562,978,263

Joint Ventures(o) 0.4%
Value ($)
Itasca Park LLC(b),(f),(k),(p)	15,912,300
Itasca Park LLC - Unfunded(b),(f),(k),(p)	9,500,000
Total Joint Ventures (Cost $25,000,000)	25,412,300

Residential Mortgage-Backed Securities - Agency 26.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.457%	39,305,339	3,075,002
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.242%	56,927,637	4,720,815
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.442%	59,561,245	5,775,993
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.907%	100,152,292	6,034,095
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.343%	42,949,167	42,168,647
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	47,430,904	40,924,865
09/01/2052- 10/01/2053	5.000%	30,620,777	29,944,394
12/01/2053	5.500%	29,280,990	29,326,970
12/01/2053	6.000%	29,496,427	30,281,517
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(q)
CMO Series 304 Class C69
12/15/2042	4.000%	1,506,621	256,650
Federal Home Loan Mortgage Corp.(c),(q)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.199%	3,227,270	253,302
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.938%	4,669,037	220,376
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.292%	17,123,388	1,510,339
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.249%	550,064	42,061
Federal Home Loan Mortgage Corp.(q),(r)
CMO Series 4515 Class SA
08/15/2038	2.241%	2,010,312	116,681
Federal Home Loan Mortgage Corp. REMICS(q)
CMO Series 5051 Class KI
12/25/2050	2.500%	29,915,874	4,139,454
CMO Series 5192 Class PI
10/25/2051	2.500%	44,744,535	5,395,023
CMO Series 5198 Class KI
02/25/2052	3.000%	34,208,424	5,579,503
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	29,810,986	25,795,828
04/01/2052	2.500%	12,698,530	10,392,743
05/01/2052- 06/01/2052	3.500%	122,076,398	109,963,443
Federal National Mortgage Association(q),(r)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,457,091	15
Federal National Mortgage Association(q)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,162,854	154,821
Federal National Mortgage Association(c),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.142%	4,607,277	353,339
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.392%	8,155,732	764,320
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	2.292%	7,105,236	577,341
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.242%	4,388,642	383,645
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.242%	15,532,764	1,423,648
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	2.342%	4,796,102	434,155
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.392%	17,034,402	1,615,064
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.392%	5,713,062	598,221
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.292%	15,383,126	1,559,687
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	2.242%	14,418,947	1,192,105
Federal National Mortgage Association REMICS(q)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	27,854,985	3,413,603
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(c),(q)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	2.057%	92,617,612	4,590,592
Freddie Mac REMICS(q)
CMO Series 5287 Class NI
05/25/2051	3.500%	32,516,580	6,426,671
Freddie Mac REMICS(c),(q)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	2.249%	70,724,982	5,791,775
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	2.207%	33,246,713	2,446,985
Freddie Mac REMICS(c)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.593%	23,313,427	23,360,168
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.593%	19,740,556	19,759,325
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.593%	11,111,440	11,138,474
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.943%	14,421,533	14,510,086
Government National Mortgage Association
08/15/2031	7.000%	6,329	6,444
04/15/2034	5.000%	47,756	47,383
Government National Mortgage Association(q)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	3,576,263	144,400
CMO Series 2020-138 Class GI
09/20/2050	3.000%	26,911,578	4,627,118
CMO Series 2020-191 Class UG
12/20/2050	3.500%	30,086,294	4,864,150
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
19

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-140 Class IW
08/20/2051	3.500%	36,418,745	6,982,621
CMO Series 2021-57 Class KI
03/20/2051	3.500%	33,380,920	6,625,515
CMO Series 2021-89 Class IO
05/20/2051	3.000%	38,598,196	6,725,022
Government National Mortgage Association(c),(q)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	2.333%	6,964,562	721,145
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.433%	5,863,113	583,552
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	2.483%	6,273,502	632,635
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.433%	8,461,686	971,170
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.433%	9,383,531	1,007,670
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.383%	19,198,924	2,042,426
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	2.333%	8,014,364	790,559
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	2.333%	6,742,588	780,573
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.433%	6,104,221	608,936
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.283%	16,584,693	1,563,301
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.283%	4,613,243	424,580
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.283%	13,270,132	1,230,404
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.283%	11,481,703	841,237
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.283%	10,803,924	1,005,363
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.383%	7,187,585	670,354
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.383%	7,443,929	676,390
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.433%	43,418,258	4,538,176
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	2.283%	29,755,383	2,747,547
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.833%	28,259,234	3,293,001
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.283%	32,833,884	3,015,434
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.533%	35,731,959	3,942,018
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.533%	39,686,921	4,141,168
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	2.311%	20,659,474	1,957,874
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	3.161%	49,028,405	5,444,742
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.283%	55,725,013	5,405,510
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.283%	31,590,560	2,707,993
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	2.383%	52,076,960	4,735,561
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	2.383%	59,685,287	5,577,369
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.283%	50,196,182	4,141,536
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	2.051%	33,761,209	2,385,770
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	2.111%	59,932,954	4,454,978
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.433%	56,949,268	5,495,206
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	2.283%	62,375,860	6,132,002
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	2.311%	45,811,716	3,176,264
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	3.011%	62,247,872	6,677,933
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.433%	50,643,817	4,633,995
CMO Series 2024-24 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.283%	45,298,648	4,103,283
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.533%	67,577,567	6,168,217
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	1.611%	77,740,024	3,452,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
21

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class SN
-1.0 x 30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	3.311%	87,744,090	9,196,318
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	2.379%	42,118,570	3,647,489
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	1.661%	58,723,321	2,502,647
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.611%	24,568,856	2,902,828
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.611%	37,493,051	4,663,007
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	3.011%	58,503,157	5,506,920
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.711%	341,882,248	7,191,049
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	1.661%	37,248,068	1,854,600
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.639%	22,054,178	21,411,135
CMO Series 2026-106 Class M
30-day Average SOFR + 2.910% Floor 2.910%, Cap 7.110% 06/20/2056	6.531%	6,526,764	6,189,449
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-120 Class MF
30-day Average SOFR + 4.350% Cap 8.250% 07/20/2056	7.993%	20,164,550	19,372,886
Government National Mortgage Association TBA(s)
09/21/2056	3.000%	32,000,000	27,805,968
Uniform Mortgage-Backed Security TBA(s)
09/17/2041- 09/14/2056	3.000%	91,000,000	79,038,533
09/14/2056	4.000%	174,500,000	159,203,984
09/14/2056	4.500%	101,000,000	94,772,237
09/14/2056	5.000%	203,000,000	195,803,961
09/14/2056	5.500%	176,100,000	174,288,424
09/14/2056	6.000%	152,000,000	153,651,884
Total Residential Mortgage-Backed Securities - Agency (Cost $1,624,142,383)			1,568,315,685

Residential Mortgage-Backed Securities - Non-Agency 8.2%

A&D Mortgage Trust(a),(i)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	10,374,695	10,414,904
Barclays Mortgage Loan Trust(a),(r)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	7,599,407	7,584,115
BRAVO Residential Funding Trust(a),(r)
CMO Series 2026-NMR1 Class A1
08/25/2062	5.395%	28,019,453	27,773,229
Cross Mortgage Trust(a),(r)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	8,751,797	8,731,554
EFMT(a),(r)
CMO Series 2026-NQM5 Class A1
06/25/2071	5.558%	16,040,409	15,988,265
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.893%	9,950,000	10,169,014
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	6.693%	15,700,000	16,606,424
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	3.731%	3,309,898	3,278,871
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	3.731%	7,646,288	7,439,762
Freddie Mac Structured Agency Credit Risk Debt Notes(q)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	588,209,465	3,109,863
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,076,794,657	2,585,707
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,076,794,657	3,303,929
Freddie Mac Structured Agency Credit Risk Debt Notes(c)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	3.731%	14,608,000	12,810,658
GCAT Trust(a),(i)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	10,640,181	10,620,830
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	1,387,055	1,387,283
GS Mortgage-Backed Securities Trust(a),(i)
CMO Series 2026-R1 Class A1
04/25/2063	5.534%	9,284,248	9,242,654
GS Mortgage-Backed Securities Trust(a),(r)
CMO Subordinated Series 2025-SL1 Class B1
11/25/2067	6.506%	17,377,000	16,732,263
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	3,709,022	3,666,720
JPMorgan Mortgage Trust(a),(i)
CMO Series 2026-NQM2 Class A2
09/25/2066	5.610%	22,581,409	22,483,507
JPMorgan Mortgage Trust(a),(r)
CMO Series 2026-NQM3 Class A1
10/25/2066	5.480%	16,861,309	16,772,239
CMO Series 2026-NQX1 Class A1
07/25/2066	5.500%	12,439,455	12,366,413
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	22,774,962	22,786,418
MFA Trust(a),(r)
CMO Series 2026-NQMR1 Class A1
11/25/2067	5.502%	7,776,316	7,736,933
Morgan Stanley Residential Mortgage Loan Trust(a),(r)
CMO Series 2026-DSC2 Class A1
04/27/2071	5.440%	27,928,755	27,790,002
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(i)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	5,926,420	5,933,953
OSAT Trust(a),(i)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	7,919,111	7,626,780
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	11,270,869
PRKCM Trust(a),(r)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	11,314,350	10,557,459
PRPM LLC(a),(i)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	11,476,834	11,480,987
CMO Series 2024-8 Class A1
12/25/2029	5.897%	6,775,064	6,775,855
PRPM Trust(a),(r)
CMO Series 2025-NQM6 Class A1
10/25/2070	4.986%	26,793,880	26,450,501
CMO Series 2026-NQM2 Class A1
04/25/2071	5.264%	21,126,812	20,947,471
Radnor Re Ltd.(a),(c)
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	6.543%	972,273	973,560
SAIF Securitization Trust(a),(i)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	13,697,941	13,615,675
Saluda Grade Alternative Mortgage Trust(a),(c)
CMO Series 2026-LOC6 Class A1A
1-month Term SOFR + 1.500% 06/25/2056	5.167%	19,271,694	19,298,303
Splitero Trust(a),(i)
CMO Series 2026-1 Class A1
06/25/2056	5.750%	12,099,574	11,928,740
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,659,306
Triangle Re Ltd.(a),(c)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.282%	3,052,960	3,062,000
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	10,840,039	10,809,034
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
23

Portfolio of Investments (continued)
August 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(i)
CMO Series 2026-NPL1 Class A1
01/25/2056	5.101%	10,723,454	10,699,155
Verus Securitization Trust(a),(i)
CMO Series 2026-4 Class A2
04/25/2071	5.323%	10,975,275	10,882,844
Visio Trust(a),(r)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	3,117,580	3,099,166
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,580,357
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $487,947,020)			490,033,572

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(f)	31,901	810,614
Total Communication Services		810,614
Total Rights (Cost $391,321)		810,614

Senior Loans 19.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bleriot US Bidco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 10/31/2030	5.982%	3,736,880	3,745,362
Goat Holdco LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.186%	1,688,988	1,691,707
Karman Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/01/2032	6.061%	1,254,114	1,257,363
Signature Aviation US Holdings, Inc.(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/01/2031	6.275%	3,579,907	3,592,724
TransDigm, Inc.(c),(t)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.186%	3,944,499	3,956,845
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.186%	10,134,052	10,166,075
Total			24,410,076
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.979%	6,284,215	6,281,576
3-month Term SOFR + 2.750% 05/28/2032	6.479%	511,930	512,160
American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	5.907%	1,482,678	1,478,171
3-month Term SOFR + 3.000% 05/29/2033	6.764%	593,268	591,417
Total			8,863,324
Automotive 0.2%
American Axle & Manufacturing, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.645%	789,440	791,659
Clarios Global LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.186%	1,716,242	1,720,962
1-month Term SOFR + 2.500% 01/28/2032	6.186%	7,340,445	7,358,796
First Brands Group LLC(e),(t)
1st Lien Term Loan
03/30/2027	0.000%	857,625	403
03/30/2027	0.000%	1,022,513	481
Term Loan
06/29/2026	0.000%	2,157,988	129
First Brands Group LLC(e),(t),(u)
Debtor in Possession Term Loan
06/29/2026	0.000%	748,946	106,103
Total			9,978,533
Brokerage/Asset Managers/Exchanges 0.9%
Aretec Group, Inc.(c),(t)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.686%	4,183,510	4,187,317
Chicago US Midco III LP(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	172,477	170,905
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chicago US Midco III LP(c),(t)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.186%	1,158,440	1,147,886
Citadel Securities Global Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 06/10/2033	5.661%	6,493,418	6,504,587
DRW Holdings LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.186%	2,763,798	2,686,937
Focus Financial Partners LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.186%	10,348,185	10,221,213
GTCR Everest Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 09/05/2031	5.982%	4,457,675	4,451,479
HighTower Holding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.509%	624,667	623,106
Hudson River Trading LLC(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.159%	4,909,659	4,900,478
Jefferies Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.402%	1,139,732	1,134,319
Jump Financial LLC(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 02/26/2032	7.232%	3,350,128	3,350,128
June Purchaser LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	179,947	180,473
June Purchaser LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/28/2031	6.436%	1,066,188	1,069,301
Osaic Holdings, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.232%	2,995,579	2,989,648
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PEX Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.482%	3,410,811	3,417,905
VFH Parent LLC(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.186%	6,429,910	6,415,828
Total			53,451,510
Building Materials 0.7%
Cornerstone Building Brands, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.014%	1,346,130	652,873
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.164%	275,269	124,067
Covia Holdings LLC(b),(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.500%	1,796,850	1,799,096
DG Investment Intermediate Holdings 2, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/09/2032	6.686%	4,846,012	4,858,127
Green Infrastructure Partners, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.482%	2,861,754	2,867,134
Johnstone Supply LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.956%	3,334,417	3,335,817
LBM Acquisition LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.538%	1,815,329	1,401,525
1-month Term SOFR + 5.000% 06/06/2031	8.688%	570,692	473,674
MI Windows and Doors LLC(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.750% 03/28/2031	6.436%	733,523	724,354
Park River Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.225%	691,742	693,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
25

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.936%	4,358,301	4,363,531
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.936%	247,468	247,973
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.936%	6,741,771	6,748,109
QXO Building Products, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/01/2033	5.686%	1,707,083	1,704,779
Smyrna Ready Mix Concrete LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.686%	3,361,250	3,371,770
Specialty Building Products Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.536%	764,745	724,076
Standard Building Solutions, Inc.(c),(t)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.409%	627,068	626,748
White Cap Supply Holdings LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.936%	3,783,633	3,781,741
Tranche D Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.186%	2,000,000	1,998,400
Total			40,497,078
Cable and Satellite 0.2%
Iridium Communications, Inc.(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.936%	3,889,413	3,890,618
Sunrise Financing Partnership(c),(t)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.341%	5,029,049	4,969,656
Telesat Canada(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.776%	3,429,765	2,876,716
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(c),(t)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.004%	667,360	627,151
Total			12,364,141
Chemicals 1.2%
A-AP Buyer, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.573%	3,429,881	3,445,590
Bond German BidCo 2 GmbH(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 06/29/2033	7.244%	4,246,450	4,272,099
Chemours Co. (The)(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.186%	4,369,443	4,379,012
Ineos Finance PLC(c),(t)
Term Loan
1-month Term SOFR + 5.000% 06/25/2032	8.686%	2,764,019	2,556,718
Ineos Quattro Holdings UK Ltd.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.035%	13,932,516	11,627,800
Ineos US Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.936%	14,164,007	13,356,658
1-month Term SOFR + 3.000% 02/07/2031	6.686%	1,921,392	1,785,300
Innophos Holdings, Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.051%	3,101,133	3,077,874
Lummus Technology Holdings V LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.186%	3,453,016	3,446,559
Nouryon Finance BV(c),(t)
Term Loan
3-month Term SOFR + 3.500% 07/08/2031	7.213%	3,409,117	3,420,844
Olympus Water US Holding Corp.(c),(t)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	6.982%	252,465	252,781
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.732%	3,029,987	3,029,230
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Qnity Electronics, Inc.(c),(t)
Term Loan
3-month Term SOFR + 1.750% 11/01/2032	5.514%	3,776,269	3,769,962
Stonepeak Motion Finco LLC(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/24/2033		1,750,000	1,756,317
Tronox Finance LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.212%	431,742	336,435
USALCO LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 09/30/2031	7.264%	2,884,143	2,897,352
Windsor Holdings III LLC(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.436%	6,917,795	6,938,825
Total			70,349,356
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/26/2032	6.491%	1,041,455	1,045,298
Consumer Cyclical Services 1.2%
Allied Universal Holdco LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.936%	2,228,356	2,236,667
AmSpec Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 12/22/2031	6.732%	990,200	993,913
Aramark Intermediate HoldCo Corp.(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.436%	1,294,649	1,295,297
Arches Buyer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.250% 08/04/2031	7.936%	3,880,384	3,835,101
BCPE Empire Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.186%	6,760,766	6,666,115
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2031	6.823%	4,826,446	4,821,619
Corporation Service Co.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.686%	4,310,115	4,315,502
Cushman & Wakefield US Borrower LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/13/2033	5.936%	4,657,617	4,657,617
Fleet Midco I Ltd.(c),(t)
Tranche B3 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.479%	3,713,817	3,727,744
Frontdoor, Inc.(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.936%	1,997,468	1,999,126
GAIA Purchaser, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/25/2033		5,837,168	5,870,032
GBT US III LLC(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.810%	6,206,741	6,196,375
OMNIA Partners LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.417%	3,062,867	3,065,839
Prime Security Services Borrower LLC(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.657%	7,230,838	7,228,596
Raven Acquisition Holdings LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	484,060	483,015
Raven Acquisition Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.686%	6,692,135	6,677,680
Rosen International SARL(c),(t)
Term Loan
3-month Term SOFR + 2.000% 03/26/2031	5.732%	4,977,790	4,975,002
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
27

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(c),(t)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.528%	786,639	551,143
Total			69,596,383
Consumer Products 0.5%
Bombardier Recreational Products, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	5.935%	1,889,120	1,893,143
1-month Term SOFR + 2.250% 01/22/2031	5.935%	4,249,388	4,258,100
Lavender Dutch BorrowCo BV(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	6,557,955	6,551,397
Opal Holdco 4 SAS(c),(t)
Tranche B6 Term Loan
3-month Term SOFR + 2.500% 04/28/2032	6.232%	8,661,427	8,703,955
Osmosis Buyer Ltd.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/02/2033	6.206%	2,841,216	2,850,279
Prestige Brands, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 06/13/2033	5.686%	1,228,070	1,234,211
Recess Holdings, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.560%	572,555	572,555
SRAM LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	5.686%	1,695,110	1,694,398
Total			27,758,038
Diversified Manufacturing 1.0%
ADI Global Distribution Funding LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 07/01/2033	6.436%	2,000,000	2,002,500
Columbus McKinnon Corp.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.232%	5,975,019	5,994,916
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Compass Power Generation LLC(c),(t)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% 04/14/2029	6.186%	638,320	640,114
CompoSecure Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 01/14/2033	5.918%	4,550,270	4,538,895
DXP Enterprises, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 10/11/2030	6.936%	1,332,098	1,339,864
Dynamo Midco BV(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.936%	1,557,311	1,515,466
EMRLD Borrower LP(c),(t),(v)
Term Loan
1-month Term SOFR + 2.500% 05/31/2030	5.936%	5,642,629	5,656,002
EMRLD Borrower LP(c),(t)
Term Loan
3-month Term SOFR + 2.250% 08/04/2031	6.073%	135,544	135,883
Gates Corp.(c),(t)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	5.436%	5,440,830	5,441,428
Hillman Group, Inc. (The)(c),(t)
Term Loan
1-month Term SOFR + 2.000% 07/22/2033	5.659%	1,915,365	1,914,829
Madison IAQ LLC(c),(t)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	2,374,036	2,369,953
Pye-Barker Fire & Safety LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 12/16/2032	3.086%	520,000	521,914
Pye-Barker Fire & Safety LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 12/16/2032	6.232%	3,480,000	3,492,806
Resilience Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.232%	4,598,608	4,595,757
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Skyshield US Bidco Ltd.(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.500% 06/30/2033	6.370%	2,500,000	2,509,375
Tiger Acquisition LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.186%	2,189,892	2,196,439
TK Elevator Midco GmbH(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.704%	9,536,029	9,580,276
WEC US Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.706%	8,379,030	8,377,689
Total			62,824,106
Electric 0.4%
Alpha Generation LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.436%	997,462	994,051
Astoria Project Partners LLC/Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.955%	1,950,728	1,952,347
Bayonne Energy Center LLC(b),(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.732%	1,468,162	1,477,338
Carroll County Energy LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.482%	1,615,579	1,620,959
Clean Energy Future-Trumbull LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/29/2033	6.732%	410,311	409,626
Constellation Renewables LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.764%	2,244,257	2,242,866
CPV Fairview LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.232%	1,403,374	1,401,619
CPV Three Rivers LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.482%	531,090	531,531
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/03/2031	6.232%	3,618,197	3,615,484
Hamilton Projects Acquiror LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.186%	1,664,670	1,667,450
Invenergy Thermal Operating I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.370%	817,765	822,197
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.370%	54,096	54,389
Jackson Generation LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.5% 07/08/2033	6.230%	914,604	913,461
Lackawanna Energy Center LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.392%	1,362,393	1,362,815
Solebury Borrower I LLC(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.250% 08/04/2033	6.128%	4,429,397	4,418,323
South Field Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	1,290,824	1,294,051
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	84,613	84,824
Talen Energy Supply LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 1.750% 12/15/2031	5.479%	985,000	980,863
West Deptford Energy Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.686%	729,740	727,310
Total			26,571,504
Environmental 0.3%
EnergySolutions LLC(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/23/2033		3,497,136	3,524,833
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
29

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EnergySolutions LLC/Envirocare of Utah LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.936%	2,193,253	2,189,151
GFL Environmental Holdings (US), Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% 08/29/2033		1,205,802	1,210,324
GFL Environmental Services, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.156%	2,233,125	2,237,770
Northstar Group Services, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.573%	839,571	842,543
Reworld Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.909%	668,695	668,815
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.938%	5,515,350	5,517,667
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.909%	108,935	108,955
Tidal Waste & Recycling Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.482%	1,548,350	1,552,221
Total			17,852,279
Finance Companies 0.0%
Neptune BidCo US, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.863%	1,899,187	1,893,014
Snacking Investments BidCo Pty Ltd.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 10/29/2032	6.323%	1,155,939	1,159,373
Total			3,052,387
Food and Beverage 0.7%
Aspire Bakeries Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.686%	1,445,151	1,451,178
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG PPC Parent LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.801%	2,104,869	2,115,393
Froneri International Ltd.(c),(t)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	6.454%	10,413,934	10,366,343
Golden State Foods LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.235%	3,137,486	3,143,949
Primo Brands Corp.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.482%	10,243,590	10,302,388
Red SPV LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.938%	4,747,503	4,721,771
Savor Acquisition, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.823%	1,151,000	1,156,571
Sazerac Co., Inc.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.650%	6,651,071	6,647,612
Treehouse Foods, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.750% 02/11/2033	7.436%	1,157,727	1,160,622
Utz Quality Foods LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.264%	2,460,931	2,462,481
Total			43,528,308
Gaming 1.0%
Caesars Entertainment, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.936%	3,991,972	3,893,850
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.936%	828,303	796,554
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DraftKings, Inc.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 08/25/2033	5.667%	1,907,639	1,902,870
ECL Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.686%	1,257,923	1,261,269
Entain PLC(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 07/31/2032	5.982%	3,989,950	3,979,975
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.982%	4,371,626	4,369,484
Fertitta Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.936%	5,789,515	5,801,789
Flutter Entertainment PLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.482%	3,717,235	3,639,805
3-month Term SOFR + 2.000% 06/04/2032	5.732%	3,722,717	3,653,847
HRNI Holdings LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.132%	3,238,489	3,148,621
Jack Ohio Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.686%	1,333,846	1,318,013
Light and Wonder International, Inc.(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.659%	4,790,485	4,790,485
Ontario Gaming GTA LP(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.982%	3,473,922	3,358,240
PCI Gaming Authority(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.686%	4,368,161	4,367,331
Peninsula Pacific Entertainment Development LLC(c),(t)
Tranche B Term Loan
6-month Term SOFR + 4.750% 10/01/2032	8.596%	1,311,583	1,311,583
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pioneer Opco LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033	6.936%	2,771,824	2,791,754
Voyager Parent LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.982%	7,992,881	8,009,426
Total			58,394,896
Health Care 1.2%
ACP Tara Holdings, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/15/2032	6.232%	1,307,160	1,308,794
Cotiviti, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.456%	230,431	219,198
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.232%	2,147,996	2,157,833
Hologic, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	7,445,307	7,337,126
Inception Holdco SARL(c),(t)
Tranche B11 Term Loan
3-month Term SOFR + 2.750% 04/09/2031	6.482%	2,000,000	2,005,420
Mamba Purchaser, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.438%	1,984,253	1,985,086
McKesson Medical-Surgical Top Holdings, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/09/2032	5.982%	7,414,311	7,437,518
Medline Borrower LP(c),(t)
Term Loan
1-month Term SOFR + 1.500% Floor 0.500% 05/30/2033	5.186%	6,545,839	6,525,809
Paradigm Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.232%	4,987,488	4,562,853
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
31

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Parexel International, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 12/12/2031	6.186%	9,084,136	9,118,201
Resonetics LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.583%	5,260,818	5,159,969
Southern Veterinary Partners LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.188%	5,533,312	5,542,442
Star Parent, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/27/2030	7.232%	9,086,981	9,139,408
Upstream Newco, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.241%	1,093,305	1,014,948
US Fertility Enterprises LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/30/2032	3.500%	199,558	200,141
US Fertility Enterprises LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 3.000% 12/30/2032	6.728%	3,890,255	3,901,615
WS Audiology A/S(c),(t)
Tranche B11 Term Loan
3-month Term SOFR + 3.250% 02/28/2032	7.022%	4,088,911	4,044,628
Total			71,660,989
Healthcare Insurance 0.1%
Alera Group, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.436%	1,719,128	1,678,523
IMA Financial Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 08/22/2033	6.936%	2,727,665	2,729,383
Total			4,407,906
Home Construction 0.0%
Salas O’Brien, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 01/31/2033	2.750%	37,061	37,153
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Salas O’Brien, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.436%	481,787	482,991
Trilon Group LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 0% 06/13/2033		29,219	29,201
Trilon Group LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 06/13/2033	7.253%	533,571	533,241
Total			1,082,586
Independent Energy 0.0%
Hilcorp Energy I LP(c),(t)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.409%	701,658	700,780
Integrated Energy 0.0%
Dresser Utility Solutions LLC(c),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/05/2033		272,724	272,896
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/05/2033		1,687,477	1,688,540
Total			1,961,436
Leisure 0.4%
Alterra Mountain Co.(b),(c),(t)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.186%	923,292	925,600
Alterra Mountain Co.(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.186%	2,072,468	2,077,649
Arcis Golf LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 08/05/2033	6.259%	1,775,519	1,777,188
Bulldog Purchaser, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/04/2033	6.936%	2,712,464	2,718,486
Cinemark USA, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.000% 05/24/2030	5.701%	3,760,193	3,767,262
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EOC Borrower LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.436%	442,064	443,501
Motion Acquisition Ltd.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.232%	1,379,131	1,088,658
TKO Worldwide Holdings LLC(c),(t)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.507%	10,041,072	10,029,826
Total			22,828,170
Life Insurance 0.1%
OneDigital Borrower LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.686%	3,923,376	3,869,430
Lodging 0.3%
Hilton Grand Vacations Borrower LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% 07/18/2033	5.686%	7,063,559	7,030,007
SGH2 LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.232%	798,694	798,694
Travel + Leisure Co.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.686%	2,783,103	2,788,892
TRQ Sales LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	5,381,322	5,361,143
Total			15,978,736
Media and Entertainment 0.7%
Cengage Learning, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.721%	1,673,562	1,665,947
CMG Media Corp.(c),(t)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.332%	917,442	864,459
Creative Artists Agency LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.186%	6,195,100	6,204,392
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cumulus Media New Holdings, Inc.(e),(t)
Term Loan
05/02/2029	0.000%	1,347,546	208,870
Discovery Global Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 06/03/2033	6.186%	7,686,953	7,701,943
NEP Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.186%	1,178,689	1,064,427
Oak-Eagle Acquireco, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 08/04/2033	7.251%	12,983,152	13,102,597
Plano Holdco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.232%	2,937,512	2,361,026
Sinclair Television Group, Inc.(c),(t)
Tranche B6 Term Loan
3-month Term SOFR + 3.300% 12/31/2029	7.147%	1,194,026	1,097,764
United Talent Agency LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/10/2032	6.139%	1,743,112	1,744,559
Univision Communications, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.051%	2,878,682	2,852,457
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	7.982%	683,049	683,615
Total			39,552,056
Midstream 0.4%
AL GCX Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.901%	4,748,905	4,745,533
CQP Holdco LP(c),(t)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.482%	9,266,327	9,227,316
GIP Pilot Acquisition Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.000% 05/19/2033	5.723%	2,456,305	2,462,446
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
33

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.661%	3,375,928	3,368,332
Pelican Pipeline LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.482%	814,247	818,319
Rockpoint Gas Storage Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.250% 09/18/2031	5.982%	2,073,024	2,074,330
WhiteWater DBR Holdco LLC(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	1,427,265	1,431,132
Total			24,127,408
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.901%	142,441	142,156
Oil Field Services 0.0%
Lealand Finance Co. BV(c),(t)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	6.800%	8,649	8,292
1-month Term SOFR + 1% 12/30/2027	4.800%	135,242	129,382
Total			137,674
Other Financial Institutions 0.8%
19th Holdings Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/07/2029	6.751%	2,309,359	2,317,303
Acuren Delaware Holdco, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 07/30/2031	6.186%	2,414,145	2,423,633
Apex Group Treasury LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.261%	4,606,696	4,381,475
BCP VI Summit Holdings LP(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/30/2032	6.456%	2,324,784	2,333,502
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chrysaor Bidco SARL(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 10/30/2031	6.763%	832,767	836,514
Citco Funding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.823%	6,878,115	6,879,353
Emerald 2 Ltd.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.982%	893,501	894,993
EP Wealth Advisors LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 10/18/2032	6.186%	997,500	1,000,822
FinCo I LLC(c),(t)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.436%	1,917,558	1,917,021
Hunter Douglas Holding BV(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.732%	8,355,883	8,364,573
Kestra Advisor Services Holdings A, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 03/22/2031	6.436%	2,009,636	1,998,624
Mariner Wealth Advisers LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.982%	2,860,385	2,864,847
Mermaid Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	7.009%	1,937,709	1,903,799
NTI Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 4.250% 07/01/2033	8.061%	1,270,797	1,251,735
OSTTRA Group Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.000% 10/08/2032	6.749%	3,257,865	3,260,927
Trans Union LLC(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.436%	5,393,724	5,385,741
Total			48,014,862
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.9%
APi Group DE, Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 1.750% 05/16/2033	5.436%	4,000,000	4,010,000
Aramark Intermediate HoldCo Corp.(c),(t)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.436%	4,920,577	4,929,827
Artera Services LLC(c),(t)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.186%	1,226,875	1,022,907
Bach Finance Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/09/2032	6.017%	3,843,472	3,838,053
Belden, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 07/01/2033	5.936%	3,998,874	4,012,190
Catawba Nation Gaming Authority(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.573%	3,061,756	3,094,303
Chariot Buyer LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.436%	9,540,145	9,549,304
Dayforce Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.823%	6,043,778	5,826,746
LSF12 Helix Parent LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.186%	5,437,747	5,430,025
MRP Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.982%	4,583,580	4,596,460
Pinnacle Buyer LLC(c),(t),(v),(w)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	197,581	198,306
Pinnacle Buyer LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.234%	1,024,851	1,028,612
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ryan LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 11/05/2032	7.186%	1,778,452	1,785,121
WireCo WorldGroup, Inc.(b),(c),(t)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.483%	2,350,758	2,327,251
Total			51,649,105
Other REIT 0.0%
OEG Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.168%	410,554	412,266
Packaging 0.5%
Charter Next Generation, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.147%	3,543,621	3,552,480
Clydesdale Acquisition Holdings, Inc.(c),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.861%	4,205,621	4,197,462
1-month Term SOFR + 3.250% 04/01/2032	6.936%	684,589	674,251
Flint Group Packaging Inks North America Holdings LLC(c),(t)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.362% 12/31/2027	4.114%	1,138,540	36,057
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/30/2028	8.264%	1,295,794	1,212,215
Graham Packaging Co., Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 01/26/2033	5.936%	5,242,500	5,254,348
LC Ahab US Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 05/01/2031	6.323%	2,464,027	2,453,752
Owens-Brockway Glass Container, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.686%	1,133,449	1,124,949
ProAmpac PG Borrower LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.000% 03/07/2033	7.806%	4,195,939	4,179,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
35

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sword Purchaser LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.686%	4,392,219	4,339,381
Tosca Services LLC(c),(t)
Tranche A Term Loan
3-month Term SOFR + 5.500% 11/30/2028	9.232%	789,408	791,137
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.082%	3,609,016	3,588,734
Total			31,404,215
Paper 0.0%
Verde Purchaser LLC(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.732%	2,083,062	2,078,146
Pharmaceuticals 0.4%
Alkermes, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/12/2031	5.988%	2,726,256	2,741,032
Amneal Pharmaceuticals LLC(c),(t)
Term Loan
1-month Term SOFR + 2.5% 08/01/2032	6.186%	4,460,245	4,475,098
Dechra Pharmaceuticals Holdings Ltd.(c),(t)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.697%	3,704,149	3,709,372
Elanco Animal Health, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/31/2032	5.456%	2,316,711	2,315,553
Grifols International Services Designated Activity Co.(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	8,012,999	8,036,076
Total			21,277,131
Property & Casualty 0.7%
Acrisure LLC(c),(t)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.686%	588,008	497,848
Alliant Holdings Intermediate LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.186%	4,289,150	4,278,213
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2032	5.732%	10,959,684	10,850,196
Broadstreet Partners Group LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.186%	3,653,852	3,597,218
CRC Insurance Group LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.482%	2,646,041	2,602,381
HUB International Ltd.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.984%	8,509,495	8,529,407
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.186%	9,354,928	9,351,467
USI, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	5.982%	1,308,891	1,309,258
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.982%	3,833,016	3,834,817
Total			44,850,805
Restaurants 0.3%
1011778 BC ULC(c),(t)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.436%	4,000,000	3,999,280
Dave & Buster’s, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.063%	1,279,743	1,049,120
3-month Term SOFR + 3.250% 11/01/2031	7.063%	1,263,001	976,616
Flynn Restaurant Group LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.436%	2,753,852	2,656,090
IRB Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.186%	4,039,071	4,051,269
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/13/2033	6.392%	3,362,997	3,370,631
Total			16,103,006
Retailers 0.7%
Beach Acquisition Bidco LLC(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 09/12/2032	6.436%	2,990,013	3,000,747
Belron Finance 2019 LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.758%	8,462,239	8,472,816
Great Outdoors Group LLC(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.936%	7,680,144	7,710,327
Harbor Freight Tools USA, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.936%	7,164,687	7,179,733
LS Group Opco Acquisition LLC/PropCo(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 04/23/2031	6.186%	4,538,317	4,531,237
Mavis Tire Express Services Topco Corp.(c),(t)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	2,751,982	2,748,652
Petco Health and Wellness Co., Inc.(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 4.250% 02/03/2031		687,343	689,062
PetSmart LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.688%	2,428,379	2,442,051
Restoration Hardware, Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.301%	2,873,275	2,822,332
Restoration Hardware, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.036%	964,912	957,521
Total			40,554,478
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.8%
Access CIG LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.000% 08/19/2030	7.823%	3,299,282	2,926,925
Adeia, Inc.(b),(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.186%	1,979,251	1,979,251
Ahead DB Holdings LLC(c),(t)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.232%	4,095,729	4,085,490
Applied Systems, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.982%	3,974,094	3,909,515
Ascend Learning LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.685%	4,993,991	4,987,050
athenahealth Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/16/2032	6.936%	5,552,382	5,546,441
Atlas CC Acquisition Corp.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/25/2029	8.613%	1,759,036	44,961
Tranche C Term Loan
3-month Term SOFR + 4.500% 05/25/2029	8.597%	256,599	6,559
Avaya, Inc.(c),(t)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.186%	1,273,258	1,119,563
Barracuda Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.323%	779,164	539,571
BCPE Pequod Buyer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.436%	1,952,145	1,937,504
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
37

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 07/30/2031	6.514%	4,215,138	3,988,996
Calabrio, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.000% 11/26/2032	7.686%	1,227,715	933,505
Central Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.982%	2,549,989	1,279,253
Cloud Software Group, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.982%	1,917,839	1,820,355
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.982%	2,107,663	2,011,238
Cloudera, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.536%	1,627,068	1,486,961
Coherent Corp.(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.436%	2,803,307	2,806,811
CoreLogic, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% 07/25/2031	7.936%	1,943,129	1,902,440
Cornerstone OnDemand, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.551%	2,672,034	1,678,598
Cotiviti, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.456%	6,171,323	5,885,899
Darktrace Finco US LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.988%	2,798,917	2,636,244
DS Admiral Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.982%	1,162,003	1,114,558
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.186%	3,595,714	3,514,055
Epicor Software Corp.(c),(t),(v)
Tranche F Term Loan
1-month Term SOFR + 2.750% 05/30/2031	6.436%	1,650,000	1,612,693
Flash Charm, Inc.(c),(t)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.711%	1,414,708	883,315
Fortress Intermediate 3, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.642%	4,103,975	4,091,992
Genesys Cloud Services Holdings I LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.186%	7,228,641	7,049,226
Icon Parent I, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.446%	1,142,966	1,094,184
IGT Holding IV AB(b),(c),(t)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.732%	3,376,050	3,367,610
Imprivata, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.75% 11/30/2029	7.484%	5,154,124	5,197,367
ION Platform Finance US, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.482%	3,748,258	2,849,613
KnowBe4, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.573%	1,529,743	1,103,970
Loyalty Ventures, Inc.(b),(e),(t)
Tranche B Term Loan
11/03/2027	0.000%	1,604,304	168,452
McAfee Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.686%	2,395,870	2,261,773
The accompanying Notes to Financial Statements are an integral part of this statement.
38
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MIS Acquisition LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 04/22/2031	8.251%	3,065,983	2,933,134
Mitchell International, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.686%	7,879,157	7,786,262
Mitnick Corporate Purchaser, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.673%	762,378	160,099
Nielsen Consumer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.935%	8,311,517	8,269,960
Peraton Corp.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.673%	2,226,567	2,113,702
Ping Identity Holding Corp.(b),(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.389%	1,703,542	1,682,248
PointClickCare Technologies, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.573%	6,727,969	6,690,157
Project Boost Purchaser LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.482%	3,432,013	3,383,759
Proofpoint, Inc.(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/31/2030	8.249%	7,708,670	7,597,203
Rackspace Finance LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.523%	2,822,433	2,457,464
Sabre GLBL, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.786%	721,863	681,259
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.786%	823,524	775,347
Sanmina Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% 10/27/2032	5.456%	1,402,376	1,405,181
Shift4 Payments LLC(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 2.000% 07/03/2032		3,000,000	3,001,260
Sovos Compliance LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.936%	3,099,273	3,009,394
SS&C Technologies, Inc.(c),(t)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.686%	4,769,867	4,770,058
Storable, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.936%	2,146,706	1,799,219
UKG, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.250% 02/10/2031	6.073%	10,956,279	10,643,806
Virtusa Corp.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.936%	1,578,107	1,530,764
VS Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.073%	2,508,053	2,457,892
Xplor T1 LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/01/2032	6.907%	5,081,527	4,840,154
Zelis Cost Management Buyer, Inc.(c),(t),(v)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 09/28/2029		1,000,000	991,410
Total			166,801,670
Transportation Services 0.5%
Apple Bidco LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.186%	9,475,016	9,509,979
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
39

Portfolio of Investments (continued)
August 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Mobility Corp.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 08/06/2030	6.257%	4,843,037	4,845,071
Construction Partners, Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% 11/03/2031	5.686%	4,078,885	4,092,141
First Student Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.982%	7,010,129	7,010,129
Student Transportation of America Holdings, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/24/2032		504,989	507,135
6-month Term SOFR + 2.750% 06/24/2032	6.616%	3,224,791	3,238,496
Total			29,202,951
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.686%	5,048,818	5,075,627
Total Senior Loans (Cost $1,192,125,966)			1,174,410,806

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%	6,250,000	5,869,629
Total U.S. Treasury Obligations (Cost $5,863,936)			5,869,629

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(f) 08/01/2028	2,594	25,707
Total Communication Services		25,707
Total Warrants (Cost $14,864)		25,707

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $20,061,908)	454,266

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(k),(x)	241,841,051	241,720,131
Total Money Market Funds (Cost $241,685,644)		241,720,131
Total Investments in Securities (Cost: $6,915,005,078)		6,797,968,258
Other Assets & Liabilities, Net		(840,884,801)
Net Assets		5,957,083,457
At August 31, 2026, securities and/or cash totaling $36,756,220 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	1,026	12/2026	GBP	88,379,640	—	(150,509)
U.S. Treasury Ultra 10-Year Note	661	12/2026	USD	72,327,859	—	(332,126)
U.S. Treasury Ultra Bond	1,435	12/2026	USD	157,894,844	—	(549,709)
Total					—	(1,032,344)

The accompanying Notes to Financial Statements are an integral part of this statement.
40
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(1,586)	12/2026	USD	(172,279,250)	—	(302,239)
U.S. Treasury 10-Year Note	(3,582)	12/2026	USD	(385,624,688)	1,213,458	—
U.S. Treasury 2-Year Note	(3,167)	12/2026	USD	(649,977,269)	927,553	—
U.S. Treasury 5-Year Note	(4,670)	12/2026	USD	(493,633,594)	2,680,226	—
Total					4,821,237	(302,239)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	182,849,296	182,849,296	3.70	09/28/2026	2,422,753	5,394
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	106,000,000	106,000,000	3.75	11/09/2026	911,600	49,131
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	142,925,000	142,925,000	3.50	11/16/2026	2,415,432	25,541
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	144,456,000	144,456,000	3.50	10/29/2026	3,907,535	9,621
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	228,000,000	228,000,000	3.50	10/08/2026	2,097,600	18,285
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	337,000,000	337,000,000	3.40	10/15/2026	2,153,430	22,545
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	307,724,913	307,724,913	3.25	03/10/2027	3,369,588	253,104
7-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	294,600,000	294,600,000	3.25	12/16/2026	2,783,970	70,645
Total							20,061,908	454,266

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(106,000,000)	(106,000,000)	4.32	11/09/2026	(911,600)	(1,464,644)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	23,773,176	—	—	23,773,176	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
41

Portfolio of Investments (continued)
August 31, 2026
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,338,609	(7,583)	2,948,276	—	—	(1,617,250)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,443,604	(6,475)	2,775,838	—	—	(338,709)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	453,068	(2,568)	598,472	—	—	(147,972)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	453,067	(2,566)	132,314	—	318,187	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	2,048,883	(6,504)	2,402,143	—	—	(359,764)
Total							6,737,231	(25,696)	8,857,043	—	318,187	(2,463,695)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	USD	120,000,000	(1,516,825)	—	—	—	(1,516,825)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	151.531	USD	16,902,868	(4,842,276)	9,860	—	(1,822,128)	—	(3,010,288)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	151.531	USD	8,920,958	(2,555,646)	5,204	—	(1,735,767)	—	(814,675)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	151.531	USD	8,920,958	(2,555,646)	5,204	—	(1,344,584)	—	(1,205,858)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	151.531	USD	7,512,386	(2,152,123)	4,382	—	(1,322,882)	—	(824,859)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	39.930	USD	3,117,879	(801,911)	1,819	—	(573,802)	—	(226,290)
Total								(12,907,602)	26,469	—	(6,799,163)	—	(6,081,970)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
The accompanying Notes to Financial Statements are an integral part of this statement.
42
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $2,852,455,758, which represents 47.88% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security, the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Represents a security in default.
(f)	Non-income producing investment.
(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $89,693, which represents less than 0.01% of total net assets.

(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.

(j)	Perpetual security with no specified maturity date.
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	58,526,600	—	—	(848,420)	57,678,180	32,930	—	3,343,695	2,876,000
Columbia Short-Term Cash Fund, 3.871%
	367,704,689	2,093,248,064	(2,219,213,663)	(18,959)	241,720,131	—	(60,513)	14,137,875	241,841,051
Itasca Park LLC
	—	15,500,000	—	412,300	15,912,300	—	—	—	—
Itasca Park LLC - Unfunded
	25,000,000	(15,500,000)	—	—	9,500,000	—	—	—	—
Total	451,231,289			(455,079)	324,810,611	32,930	(60,513)	17,481,570

(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Zero coupon bond.
(o)
The Fund’s committed equity ownership interest in the joint venture is 25% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $25,412,300, which represents 0.43% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025-03/23/2026	—	15,500,000	15,912,300
Itasca Park LLC - Unfunded	07/28/2025	—	9,500,000	9,500,000
			25,000,000	25,412,300

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.

(s)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
43

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
(t)
The stated interest rate represents the weighted average interest rate at August 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)	Represents a security purchased on a forward commitment basis.
(w)
At August 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	172,477
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	179,947
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	197,581
Pye-Barker Fire & Safety LLC Delayed Draw Term Loan 12/16/2032 3.086%	438,400
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	484,060
Salas O’Brien, Inc. Delayed Draw Term Loan 01/31/2033 2.750%	37,061
Trilon Group LLC Delayed Draw Term Loan 06/13/2033	29,219
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 3.500%	151,022

(x)	The rate shown is the seven-day current annualized yield at August 31, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
44
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	503,799,282	26,373,627	530,172,909
Commercial Mortgage-Backed Securities - Non-Agency	—	15,716,361	—	15,716,361
Common Stocks
Communication Services	132,105	—	—	132,105
Consumer Discretionary	109,887	2,470	—	112,357
Energy	—	—	0 *	0 *
Industrials	—	1,115	1,579	2,694
Information Technology	—	425,065	—	425,065
Materials	—	—	1	1
Total Common Stocks	241,992	428,650	1,580	672,222
Convertible Preferred Stocks
Communication Services	—	—	89,692	89,692
Total Convertible Preferred Stocks	—	—	89,692	89,692
Corporate Bonds & Notes	—	2,123,607,921	—	2,123,607,921
Exchange-Traded Fixed Income Funds	57,678,180	—	—	57,678,180
Foreign Government Obligations	—	562,978,263	—	562,978,263
Joint Ventures	—	—	25,412,300	25,412,300
Residential Mortgage-Backed Securities - Agency	—	1,568,315,685	—	1,568,315,685
Residential Mortgage-Backed Securities - Non-Agency	—	490,033,572	—	490,033,572
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
45

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Rights
Communication Services	—	810,614	—	810,614
Total Rights	—	810,614	—	810,614
Senior Loans	—	1,160,683,960	13,726,846	1,174,410,806
U.S. Treasury Obligations	—	5,869,629	—	5,869,629
Warrants
Communication Services	—	25,707	—	25,707
Total Warrants	—	25,707	—	25,707
Call Option Contracts Purchased	—	454,266	—	454,266
Money Market Funds	241,720,131	—	—	241,720,131
Total Investments in Securities	299,640,303	6,432,723,910	65,604,045	6,797,968,258
Investments in Derivatives
Asset
Futures Contracts	4,821,237	—	—	4,821,237
Swap Contracts	—	24,091,363	—	24,091,363
Liability
Futures Contracts	(1,334,583)	—	—	(1,334,583)
Put Option Contracts Written	—	(1,464,644)	—	(1,464,644)
Swap Contracts	—	(10,062,490)	—	(10,062,490)
Total	303,126,957	6,445,288,139	65,604,045	6,814,019,141

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2026 ($)
Asset-Backed Securities - Non-Agency	33,850,000	-	-	-	-	(7,476,373)	-	-	26,373,627
Common Stocks	125,255	-	146,867	140,641	-	(411,183)	-	-	1,580
Convertible Preferred Stocks	-	-	(307,751)	312,488	84,955	-	-	-	89,692
Joint Ventures	25,000,000	-	-	412,300	-	-	-	-	25,412,300
Residential Mortgage-Backed Securities - Agency	20,109,375	-	-	-	-	-	-	(20,109,375)	-
Senior Loans	7,347,992	19,039	(180,430)	227,666	7,614,803	(6,292,074)	4,989,850	-	13,726,846
Total	86,432,622	19,039	(341,314)	1,093,095	7,699,758	(14,179,630)	4,989,850	(20,109,375)	65,604,045
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2026 was $535,012, which is comprised of Common stock of $(1,436), Convertible Preferred Stocks of $4,737, Joint Ventures of $412,300 and Senior Loans of $119,411.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
46
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at August 31, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	26,373,627
Common Stocks
Energy	Market Approach	0
Industrials	Single Market Quotes from Broker	1,579
Materials	Market Approach	1
Convertible Preferred Stocks
Communication Services	Market Approach	89,692
Joint Ventures	Market Approach	25,412,300
Senior Loans	Single Market Quotes from Broker	13,726,846
Total		65,604,045
The following table provides quantitative information for Level 3 securities held by the Fund at August 31, 2026 that were valued based on unobservable inputs (these amounts exclude valuations provided by a Broker):
	Value ($)	Valuation Technique	Unobservable input	Range (weighted average)	Impact to Valuation from an increase in input
Common Stocks	1	Market Approach	Recoverable Amount	N/A	Increase
Convertible Preferred Stocks	89,692	Market Approach	Liquidation Preference	$1,055.76/share	Increase
Joint Ventures	25,412,300	Market Approach	Price-to-Book Value Multiple	1.0x (no range; single point estimate)	Increase
Total	25,501,993
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
47

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,570,478,686)	$6,472,703,381
Affiliated issuers (cost $324,464,484)	324,810,611
Option contracts purchased (cost $20,061,908)	454,266
Cash	3,130,632
Foreign currency (cost $6,151,618)	6,199,131
Cash collateral held at broker for:
Swap contracts	6,209,000
TBA	2,679,000
Other(a)	1,698,000
Margin deposits on:
Futures contracts	21,702,653
Swap contracts	4,467,567
Unrealized appreciation on swap contracts	318,187
Upfront payments on swap contracts	8,857,043
Receivable for:
Investments sold	1,174,059
Investments sold on a delayed delivery basis	3,891,600
Capital shares sold	9,651,998
Dividends	851,040
Interest	60,888,889
Foreign tax reclaims	35,377
Variation margin for futures contracts	2,224,290
Variation margin for swap contracts	246,670
Expense reimbursement due from Investment Manager	2,082
Prepaid expenses	19,293
Deferred compensation of board members	581,579
Total assets	6,932,796,348
Liabilities
Option contracts written, at value (premiums received $911,600)	1,464,644
Unrealized depreciation on swap contracts	8,545,665
Upfront receipts on swap contracts	6,799,163
Payable for:
Investments purchased	7,804,697
Investments purchased on a delayed delivery basis	944,335,150
Capital shares redeemed	3,724,052
Variation margin for futures contracts	1,248,297
Variation margin for swap contracts	3,582
Management services fees	269,923
Distribution and/or service fees	30,140
Transfer agent fees	467,392
Compensation of board members	5,939
Other expenses	200,805
Deferred compensation of board members	813,442
Total liabilities	975,712,891
Net assets applicable to outstanding capital stock	$5,957,083,457
Represented by
Paid in capital	6,778,784,754
Total distributable earnings (loss)	(821,701,297)
Total - representing net assets applicable to outstanding capital stock	$5,957,083,457
The accompanying Notes to Financial Statements are an integral part of this statement.
48
Columbia Strategic Income Fund  | 2026

Statement of Assets and Liabilities (continued)
August 31, 2026
Class A
Net assets	$932,546,408
Shares outstanding	43,136,900
Net asset value per share	$21.62
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.70
Class C
Net assets	$123,341,495
Shares outstanding	5,710,615
Net asset value per share	$21.60
Institutional Class
Net assets	$3,569,918,528
Shares outstanding	169,114,946
Net asset value per share	$21.11
Institutional 2 Class
Net assets	$623,138,833
Shares outstanding	29,488,818
Net asset value per share	$21.13
Institutional 3 Class
Net assets	$672,537,530
Shares outstanding	31,987,695
Net asset value per share	$21.02
Class R
Net assets	$19,606,819
Shares outstanding	898,793
Net asset value per share	$21.81
Class S
Net assets	$15,993,844
Shares outstanding	757,642
Net asset value per share	$21.11

(a)	Includes collateral related to option contracts purchased, option contracts written and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
49

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$4,939
Dividends — affiliated issuers	17,481,570
Interest	350,917,335
Interfund lending	1,489
Foreign taxes withheld	(764,481)
Total income	367,640,852
Expenses:
Management services fees	33,214,149
Distribution and/or service fees
Class A	2,395,617
Class C	1,359,770
Class R	101,176
Transfer agent fees
Class A	848,421
Class C	120,381
Institutional Class	3,162,196
Institutional 2 Class	335,812
Institutional 3 Class	28,698
Class R	17,919
Class S	16,290
Custodian fees	193,469
Printing and postage fees	251,945
Registration fees	372,572
Accounting services fees	79,642
Legal fees	126,269
Interest on collateral	1,169,879
Compensation of chief compliance officer	963
Compensation of board members	68,992
Deferred compensation of board members	54,117
Other	180,503
Total expenses	44,098,780
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(257,273)
Expense reduction	(2,000)
Total net expenses	43,839,507
Net investment income	323,801,345
The accompanying Notes to Financial Statements are an integral part of this statement.
50
Columbia Strategic Income Fund  | 2026

Statement of Operations (continued)
Year Ended August 31, 2026
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(14,077,526)
Investments — affiliated issuers	(60,513)
Capital gain distributions from underlying affiliated funds	32,930
Foreign currency translations	68,342
Forward foreign currency exchange contracts	(224,675)
Futures contracts	7,993,426
Option contracts purchased	(73,681,880)
Option contracts written	14,496,664
Swap contracts	5,422,706
Net realized loss	(60,030,526)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(113,168,255)
Investments — affiliated issuers	(455,079)
Foreign currency translations	36,588
Forward foreign currency exchange contracts	460,828
Futures contracts	6,224,870
Option contracts purchased	22,156,148
Option contracts written	(7,737,809)
Swap contracts	(4,706,988)
Foreign capital gains tax	30,933
Net change in unrealized appreciation (depreciation)	(97,158,764)
Net realized and unrealized loss	(157,189,290)
Net increase in net assets resulting from operations	$166,612,055
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
51

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$323,801,345	$297,148,976
Net realized loss	(60,030,526)	(38,129,949)
Net change in unrealized appreciation (depreciation)	(97,158,764)	43,702,155
Net increase in net assets resulting from operations	166,612,055	302,721,182
Distributions to shareholders
Net investment income and net realized gains
Class A	(47,637,299)	(48,008,332)
Advisor Class	—	(3,310,655)
Class C	(5,754,460)	(6,301,520)
Institutional Class	(190,857,592)	(182,586,891)
Institutional 2 Class	(33,869,398)	(29,028,407)
Institutional 3 Class	(36,990,433)	(29,354,726)
Class R	(949,670)	(850,490)
Class S	(968,367)	(1,364,248)
Total distributions to shareholders	(317,027,219)	(300,805,269)
Increase in net assets from capital stock activity	194,373,585	249,212,901
Total increase in net assets	43,958,421	251,128,814
Net assets at beginning of year	5,913,125,036	5,661,996,222
Net assets at end of year	$5,957,083,457	$5,913,125,036
The accompanying Notes to Financial Statements are an integral part of this statement.
52
Columbia Strategic Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	5,881,014	129,492,337	6,570,537	144,161,676
Distributions reinvested	2,045,925	44,916,054	2,062,888	45,171,233
Shares redeemed	(8,375,629)	(184,274,445)	(9,808,111)	(214,857,501)
Net decrease	(448,690)	(9,866,054)	(1,174,686)	(25,524,592)
Advisor Class
Shares sold	—	—	896,218	19,350,278
Distributions reinvested	—	—	153,643	3,302,160
Shares redeemed	—	—	(12,492,183)	(266,276,687)
Net decrease	—	—	(11,442,322)	(243,624,249)
Class C
Shares sold	1,145,856	25,261,891	1,391,144	30,539,603
Distributions reinvested	247,988	5,441,184	270,501	5,920,346
Shares redeemed	(2,057,350)	(45,238,515)	(2,534,193)	(55,493,821)
Net decrease	(663,506)	(14,535,440)	(872,548)	(19,033,872)
Institutional Class
Shares sold	57,683,191	1,238,458,490	57,715,373	1,237,875,640
Distributions reinvested	7,748,774	166,160,121	7,459,875	159,749,737
Shares redeemed	(58,402,515)	(1,254,264,789)	(54,158,348)	(1,161,050,865)
Net increase	7,029,450	150,353,822	11,016,900	236,574,512
Institutional 2 Class
Shares sold	8,714,943	187,728,814	10,294,223	220,892,829
Distributions reinvested	1,554,943	33,382,591	1,337,170	28,667,196
Shares redeemed	(9,260,149)	(198,923,198)	(6,178,707)	(132,587,973)
Net increase	1,009,737	22,188,207	5,452,686	116,972,052
Institutional 3 Class
Shares sold	7,385,870	158,465,072	12,619,821	268,867,016
Distributions reinvested	957,390	20,451,708	750,986	16,026,282
Shares redeemed	(5,895,478)	(125,892,990)	(5,966,808)	(127,427,196)
Net increase	2,447,782	53,023,790	7,403,999	157,466,102
Class R
Shares sold	140,902	3,131,293	205,007	4,533,250
Distributions reinvested	42,833	948,629	38,449	849,085
Shares redeemed	(160,373)	(3,548,983)	(132,689)	(2,930,953)
Net increase	23,362	530,939	110,767	2,451,382
Class S
Shares sold	1,437	31,268	1,738,554	37,702,891
Distributions reinvested	45,114	968,286	63,822	1,364,207
Shares redeemed	(384,581)	(8,321,233)	(706,704)	(15,135,532)
Net increase (decrease)	(338,030)	(7,321,679)	1,095,672	23,931,566
Total net increase	9,060,105	194,373,585	11,590,468	249,212,901
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
53

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$22.15	1.15	(0.58)	0.57	(1.10)	—	(1.10)
Year Ended 8/31/2025	$22.12	1.09	0.03	1.12	(1.09)	—	(1.09)
Year Ended 8/31/2024	$21.13	1.16	1.00	2.16	(1.17)	—	(1.17)
Year Ended 8/31/2023	$21.84	1.06	(0.74)	0.32	(1.03)	—	(1.03)
Year Ended 8/31/2022	$25.20	0.78	(3.15)	(2.37)	(0.71)	(0.28)	(0.99)
Class C
Year Ended 8/31/2026	$22.13	0.98	(0.57)	0.41	(0.94)	—	(0.94)
Year Ended 8/31/2025	$22.11	0.93	0.02	0.95	(0.93)	—	(0.93)
Year Ended 8/31/2024	$21.12	1.00	1.00	2.00	(1.01)	—	(1.01)
Year Ended 8/31/2023	$21.83	0.90	(0.74)	0.16	(0.87)	—	(0.87)
Year Ended 8/31/2022	$25.19	0.60	(3.15)	(2.55)	(0.53)	(0.28)	(0.81)
Institutional Class
Year Ended 8/31/2026	$21.65	1.18	(0.56)	0.62	(1.16)	—	(1.16)
Year Ended 8/31/2025	$21.65	1.12	0.02	1.14	(1.14)	—	(1.14)
Year Ended 8/31/2024	$20.70	1.19	0.98	2.17	(1.22)	—	(1.22)
Year Ended 8/31/2023	$21.42	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.73	0.82	(3.09)	(2.27)	(0.76)	(0.28)	(1.04)
Institutional 2 Class
Year Ended 8/31/2026	$21.67	1.18	(0.56)	0.62	(1.16)	—	(1.16)
Year Ended 8/31/2025	$21.67	1.13	0.02	1.15	(1.15)	—	(1.15)
Year Ended 8/31/2024	$20.72	1.20	0.98	2.18	(1.23)	—	(1.23)
Year Ended 8/31/2023	$21.44	1.11	(0.74)	0.37	(1.09)	—	(1.09)
Year Ended 8/31/2022	$24.75	0.83	(3.09)	(2.26)	(0.77)	(0.28)	(1.05)
Institutional 3 Class
Year Ended 8/31/2026	$21.57	1.19	(0.57)	0.62	(1.17)	—	(1.17)
Year Ended 8/31/2025	$21.57	1.14	0.02	1.16	(1.16)	—	(1.16)
Year Ended 8/31/2024	$20.63	1.21	0.97	2.18	(1.24)	—	(1.24)
Year Ended 8/31/2023	$21.35	1.11	(0.73)	0.38	(1.10)	—	(1.10)
Year Ended 8/31/2022	$24.66	0.84	(3.09)	(2.25)	(0.78)	(0.28)	(1.06)
The accompanying Notes to Financial Statements are an integral part of this statement.
54
Columbia Strategic Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$21.62	2.62%	0.93% (c)	0.93% (c),(d)	5.18%	245%	$932,546
Year Ended 8/31/2025	$22.15	5.22%	0.94% (c)	0.94% (c),(d)	4.99%	232%	$965,259
Year Ended 8/31/2024	$22.12	10.54%	0.93% (c)	0.93% (c),(d)	5.44%	272%	$990,172
Year Ended 8/31/2023	$21.13	1.56%	0.94% (c)	0.94% (c),(d)	5.02%	295%	$933,577
Year Ended 8/31/2022	$21.84	(9.64% )	0.92% (c)	0.92% (c),(d)	3.30%	136%	$1,036,081
Class C
Year Ended 8/31/2026	$21.60	1.87%	1.68% (c)	1.68% (c),(d)	4.43%	245%	$123,341
Year Ended 8/31/2025	$22.13	4.41%	1.69% (c)	1.69% (c),(d)	4.24%	232%	$141,068
Year Ended 8/31/2024	$22.11	9.73%	1.68% (c)	1.68% (c),(d)	4.70%	272%	$160,228
Year Ended 8/31/2023	$21.12	0.81%	1.69% (c)	1.69% (c),(d)	4.26%	295%	$171,092
Year Ended 8/31/2022	$21.83	(10.31% )	1.67% (c)	1.67% (c),(d)	2.53%	136%	$214,760
Institutional Class
Year Ended 8/31/2026	$21.11	2.89%	0.68% (c)	0.68% (c),(d)	5.44%	245%	$3,569,919
Year Ended 8/31/2025	$21.65	5.46%	0.69% (c)	0.69% (c),(d)	5.25%	232%	$3,509,214
Year Ended 8/31/2024	$21.65	10.84%	0.68% (c)	0.68% (c),(d)	5.69%	272%	$3,270,687
Year Ended 8/31/2023	$20.70	1.80%	0.69% (c)	0.69% (c),(d)	5.27%	295%	$2,832,856
Year Ended 8/31/2022	$21.42	(9.39% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$3,231,980
Institutional 2 Class
Year Ended 8/31/2026	$21.13	2.92%	0.65% (c)	0.64% (c)	5.47%	245%	$623,139
Year Ended 8/31/2025	$21.67	5.49%	0.66% (c)	0.65% (c)	5.29%	232%	$617,189
Year Ended 8/31/2024	$21.67	10.88%	0.64% (c)	0.64% (c)	5.73%	272%	$498,975
Year Ended 8/31/2023	$20.72	1.84%	0.64% (c)	0.64% (c)	5.32%	295%	$405,286
Year Ended 8/31/2022	$21.44	(9.35% )	0.63% (c)	0.63% (c)	3.60%	136%	$413,637
Institutional 3 Class
Year Ended 8/31/2026	$21.02	2.94%	0.60% (c)	0.59% (c)	5.52%	245%	$672,538
Year Ended 8/31/2025	$21.57	5.57%	0.61% (c)	0.60% (c)	5.34%	232%	$637,115
Year Ended 8/31/2024	$21.57	10.93%	0.60% (c)	0.60% (c)	5.78%	272%	$477,516
Year Ended 8/31/2023	$20.63	1.89%	0.60% (c)	0.60% (c)	5.36%	295%	$410,866
Year Ended 8/31/2022	$21.35	(9.34% )	0.59% (c)	0.59% (c)	3.67%	136%	$477,713
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
55

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2026	$22.34	1.10	(0.58)	0.52	(1.05)	—	(1.05)
Year Ended 8/31/2025	$22.31	1.05	0.01	1.06	(1.03)	—	(1.03)
Year Ended 8/31/2024	$21.30	1.12	1.00	2.12	(1.11)	—	(1.11)
Year Ended 8/31/2023	$22.01	1.02	(0.76)	0.26	(0.97)	—	(0.97)
Year Ended 8/31/2022	$25.38	0.72	(3.16)	(2.44)	(0.65)	(0.28)	(0.93)
Class S
Year Ended 8/31/2026	$21.65	1.17	(0.55)	0.62	(1.16)	—	(1.16)
Year Ended 8/31/2025(e)	$21.84	1.02	(0.17)(f)	0.85	(1.04)	—	(1.04)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022
Class A	0.02%	0.02%	0.01%	0.01%	0.01%
Class C	0.02%	0.02%	0.01%	0.01%	0.01%
Institutional Class	0.02%	0.02%	0.01%	0.01%	0.01%
Institutional 2 Class	0.02%	0.02%	0.01%	0.01%	0.01%
Institutional 3 Class	0.02%	0.02%	0.01%	0.01%	0.01%
Class R	0.02%	0.02%	0.01%	0.01%	0.01%
Class S	0.02%	0.02%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
56
Columbia Strategic Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2026	$21.81	2.35%	1.18% (c)	1.18% (c),(d)	4.94%	245%	$19,607
Year Ended 8/31/2025	$22.34	4.92%	1.19% (c)	1.19% (c),(d)	4.75%	232%	$19,557
Year Ended 8/31/2024	$22.31	10.28%	1.18% (c)	1.18% (c),(d)	5.19%	272%	$17,057
Year Ended 8/31/2023	$21.30	1.30%	1.19% (c)	1.19% (c),(d)	4.80%	295%	$14,943
Year Ended 8/31/2022	$22.01	(9.83% )	1.17% (c)	1.17% (c),(d)	3.02%	136%	$12,686
Class S
Year Ended 8/31/2026	$21.11	2.89%	0.68% (c)	0.68% (c),(d)	5.41%	245%	$15,994
Year Ended 8/31/2025 (e)	$21.65	4.08%	0.70% (c)	0.69% (c)	5.30%	232%	$23,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
57

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
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GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain
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circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
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Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
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Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
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counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
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Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	318,187 *
Credit risk	Upfront payments on swap contracts	8,857,043
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,821,237 *
Interest rate risk	Investments, at value — Option contracts purchased	454,266
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	23,773,176 *
Total		38,223,909

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	10,062,490 *
Credit risk	Upfront receipts on swap contracts	6,799,163
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,334,583 *
Interest rate risk	Option contracts written, at value	1,464,644
Total		19,660,880

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	4,153,379	4,153,379
Foreign exchange risk	(224,675)	—	—	—	—	(224,675)
Interest rate risk	—	7,993,426	(73,681,880)	14,496,664	1,269,327	(49,922,463)
Total	(224,675)	7,993,426	(73,681,880)	14,496,664	5,422,706	(45,993,759)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(6,897,676)	(6,897,676)
Foreign exchange risk	460,828	—	—	—	—	460,828
Interest rate risk	—	6,224,870	22,156,148	(7,737,809)	2,190,688	22,833,897
Total	460,828	6,224,870	22,156,148	(7,737,809)	(4,706,988)	16,397,049
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,019,452,441
Futures contracts — short	3,597,347,703
Credit default swap contracts — buy protection	80,981,662
Credit default swap contracts — sell protection	127,936,024

Derivative instrument	Average value ($)
Option contracts purchased	27,797,000
Option contracts written	(2,145,230)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	338,932	(283,082)
Interest rate swap contracts	21,594,460	—
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
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Notes to Financial Statements (continued)
August 31, 2026
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
August 31, 2026
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $25,000,000 to Itasca Park LLC of which $15,500,000 has been funded and $9,500,000 remains unfunded for the year ended August 31, 2026.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements (continued)
August 31, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	Citi(a)	Citi(a)	Goldman Sachs International	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Centrally cleared interest rate swap contracts (b)	$-	-	-	-	-	246,670	246,670
Call option contracts purchased	95,355	-	25,541	-	333,370	-	454,266
OTC credit default swap contracts (c)	-	5,724,114	598,472	450,501	2,402,143	-	9,175,230
Total assets	95,355	5,724,114	624,013	450,501	2,735,513	246,670	9,876,166
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	3,582	3,582
Put option contracts written	1,464,644	-	-	-	-	-	1,464,644
OTC credit default swap contracts (c)	-	6,788,375	147,972	5,100,884	3,307,597	-	15,344,828
Total liabilities	1,464,644	6,788,375	147,972	5,100,884	3,307,597	3,582	16,813,054
Total financial and derivative net assets	(1,369,289)	(1,064,261)	476,041	(4,650,383)	(572,084)	243,088	(6,936,888)
Total collateral received (pledged) (d)	(1,162,000)	(1,064,261)	476,041	(4,640,000)	(536,000)	-	(6,926,220)
Net amount (e)	$(207,289)	-	-	(10,383)	(36,084)	243,088	(10,668)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
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Notes to Financial Statements (continued)
August 31, 2026
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
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Notes to Financial Statements (continued)
August 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.548% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Notes to Financial Statements (continued)
August 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.09
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,000.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	692,084
Class C	—	1.00 (b)	9,997

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Notes to Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	0.93	0.93
Class C	1.68	1.68
Institutional Class	0.68	0.68
Institutional 2 Class	0.64	0.65
Institutional 3 Class	0.59	0.60
Class R	1.18	1.18
Class S	0.68	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, swap investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions, re-characterization of distributions for investments and foreign capital gains tax.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,012,232	(1,012,232)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
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Notes to Financial Statements (continued)
August 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
317,027,219	—	317,027,219	300,805,269	—	300,805,269
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
11,660,306	—	(710,829,078)	(121,864,648)
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
6,937,941,669	93,861,430	(215,726,078)	(121,864,648)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(116,938,365)	(593,890,713)	(710,829,078)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,198,654,492 and $16,509,251,814, respectively, for the year ended August 31, 2026, of which $12,170,935,949 and $12,930,516,969, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
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Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,136,364	4.31	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Notes to Financial Statements (continued)
August 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 25.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
76
Columbia Strategic Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Strategic Income Fund  | 2026
77

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
78
Columbia Strategic Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance on a gross basis was well within the range of that of its peers based on information provided by Morningstar, Inc.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Strategic Income Fund  | 2026
79

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
80
Columbia Strategic Income Fund  | 2026

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Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN232_(10/26)

Multi-Manager International Equity Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager International Equity Strategies Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 1.0%
Beach Energy Ltd.	825,624	511,718
Brambles Ltd.	60,961	853,217
Cochlear Ltd.	30,750	2,944,948
Northern Star Resources Ltd.	64,798	1,095,467
Qantas Airways Ltd.	33,215	223,211
REA Group Ltd.	2,414	306,524
Rio Tinto Ltd.	16,053	2,006,420
Rio Tinto PLC, ADR	114,680	11,754,700
Santos Ltd.	898,273	5,238,661
Telstra Corp., Ltd.	189,514	633,656
Waypoint REIT Ltd.	315,673	531,247
Wesfarmers Ltd.	47,770	2,714,875
Woolworths Group Ltd.	58,648	1,692,298
Total		30,506,942
Austria 0.1%
Erste Group Bank AG	11,933	1,677,224
Erste Group Bank AG	1,786	253,150
OMV AG	6,053	483,547
Total		2,413,921
Belgium 1.2%
Anheuser-Busch InBev SA/NV	95,271	7,539,188
KBC Group NV	67,465	10,265,545
Proximus SADP	55,072	406,202
Syensqo SA	141,419	13,336,769
UCB SA	15,549	3,892,295
UCB SA, ADR	2,914	364,061
Total		35,804,060
Brazil 0.8%
B3 SA - Brasil Bolsa Balcao	2,778,800	8,741,485
Gerdau SA, ADR	56,127	258,746
MercadoLibre, Inc.(a)	4,337	8,397,299
Petroleo Brasileiro SA, ADR	359,289	6,952,242
Total		24,349,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 1.5%
Alimentation Couche-Tard, Inc.	174,400	10,503,386
Canadian Pacific Kansas City Ltd.	137,179	12,707,826
Constellation Software, Inc.	3,150	7,133,712
Lundin Mining Corp.	203,671	5,453,466
Shopify, Inc., Class A(a)	32,777	4,830,347
Stella-Jones, Inc.	63,739	3,172,808
TFI International, Inc.	16,046	2,155,984
Total		45,957,529
China 4.5%
Agricultural Bank of China Ltd., Class H	3,074,000	2,483,033
Aluminum Corp. of China Ltd., Class H	3,734,000	4,074,937
Bank of Chongqing Co., Ltd., Class H	1,097,500	1,165,187
BOC Hong Kong Holdings Ltd., ADR	6,440	863,282
BOE Technology Group Co., Ltd., Class B	165,100	107,386
China Galaxy Securities Co., Ltd., Class H	2,090,000	2,094,847
China International Capital Corp. Ltd., Class H	1,286,000	3,689,163
China Life Insurance Co., Ltd., Class H	727,000	2,796,942
China Merchants Bank Co., Ltd., Class H	17,500	113,466
China Petroleum & Chemical Corp., Class H	228,000	138,918
China Southern Airlines Co., Ltd., Class H(a)	372,000	146,560
China Taiping Insurance Holdings Co., Ltd.	642,800	1,730,372
China Zheshang Bank Co., Ltd., Class H	2,046,000	618,249
Chongqing Rural Commercial Bank Co., Ltd., Class H	509,000	424,546
Contemporary Amperex Technology Co., Ltd., Class A	121,945	6,589,745
COSCO SHIPPING Holdings Co., Ltd., Class H	917,000	2,012,591
ENN Energy Holdings Ltd.	17,100	108,184
Everbright Securities Co., Ltd., Class H	56,600	55,095
Geely Automobile Holdings Ltd.	702,000	1,571,949
GF Securities Co., Ltd.	87,800	207,675
Goldwind Science & Technology Co., Ltd., Class H	1,416,000	1,716,500
Guotai Haitong Securities Co., Ltd., Class H	811,200	1,570,839
Huaxin Building Materials Group Co., Ltd., Class H	63,100	117,658
J&T Global Express Ltd(a)	1,298,400	1,606,979
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
JD Logistics, Inc.(a),(b)	839,600	1,176,624
Lee & Man Paper Manufacturing Ltd.	1,651,000	805,147
Lenovo Group Ltd.	684,000	2,620,611
Lenovo Group Ltd., ADR	9,970	770,332
Midea Group Co., Ltd.	565,100	7,379,437
NetEase, Inc., ADR	266	32,393
Orient Securities Co., Ltd., Class H	2,737,600	2,021,606
PDD Holdings, Inc., ADR(a)	24,067	2,021,628
People’s Insurance Co. Group of China Ltd. (The), Class H	2,754,000	2,003,432
PetroChina Co., Ltd., Class H	142,000	184,031
Ping An Insurance Group Co. of China Ltd., Class H	814,000	5,838,461
Ping An Insurance Group Co., Of China Ltd., ADR	51,790	744,481
Precision Tsugami China Corp., Ltd.	56,500	380,428
Sany Heavy Industry Co., Ltd., Class H	20,800	51,967
Silergy Corp.	201,000	2,612,159
Simcere Pharmaceutical Group Ltd.(b)	565,000	798,081
Sino Biopharmaceutical Ltd.	2,290,000	1,587,719
SITC International Holdings Co., Ltd.	246,000	1,495,950
Sunshine Insurance Group Co., Ltd.	1,605,500	760,745
Tencent Holdings Ltd.	964,472	55,394,627
Weichai Power Co., Ltd., Class H	617,000	2,492,405
WuXi Biologics Cayman, Inc.(a)	453,000	2,809,531
Yangzijiang Shipbuilding Holdings Ltd.	155,400	590,324
Zijin Mining Group Co., Ltd., Class H	1,182,000	5,511,520
Total		136,087,742
Denmark 2.0%
Coloplast A/S, Class B	132,862	9,442,201
Danske Bank A/S	31,034	1,793,908
DSV A/S	45,617	9,585,331
Genmab A/S(a)	2,984	986,124
Genmab A/S, ADR(a)	47,510	1,575,432
Novo Nordisk A/S, ADR	23,722	1,075,318
Novo Nordisk A/S, Class B	544,129	24,642,506
Novonesis Novozymes, Class B	93,502	6,718,306
Pandora A/S	10,502	1,385,816
Vestas Wind Systems A/S	43,368	1,438,115
Total		58,643,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.4%
KONE OYJ, Class B	101,606	6,214,766
Neste OYJ	20,509	766,057
Nokia OYJ(a)	18,833	191,508
Nokia OYJ	174,010	1,769,775
Nordea Bank	56,835	1,160,030
Nordea Bank Abp	2,392	48,861
Orion Oyj, Class B	4,894	448,991
Wartsila OYJ	78,015	2,520,075
Total		13,120,063
France 11.5%
Air Liquide SA	77,305	15,207,781
Airbus Group SE	52,776	12,044,784
Airbus SE	2,072	473,412
Airbus SE, ADR	9,676	550,903
Alstom SA(a)	1,668,886	31,705,848
Ateme SA(a)	3,080	46,866
AXA SA	66,662	3,328,490
BNP Paribas SA	310,137	36,924,154
BNP Paribas SA, ADR	40,121	2,397,230
Bouygues SA	8,912	456,619
Carmila SA	16,701	307,465
Christian Dior SE	558	261,755
Cie de Saint-Gobain SA	327,701	29,701,134
Credit Agricole SA	49,343	1,060,455
Danone SA	83,303	6,212,237
Dassault Aviation SA	1,524	502,415
Dassault Systemes SE	270,468	7,163,119
Edenred SE	174,815	6,097,931
Gecina SA	2,205	175,133
Hermes International SCA	4,540	8,305,503
Kering SA	185,892	54,777,317
Klepierre	9,781	425,405
L’Oreal SA	20,600	9,172,290
LVMH Moet Hennessy Louis Vuitton SE	67,312	35,289,851
Nexans SA	19,102	3,094,145
Rubis SCA	40,017	1,560,076
Safran SA	36,274	14,177,336
Safran SA, ADR	5,200	505,726
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi SA	126,956	11,287,537
Schneider Electric SE	17,500	5,989,912
Societe Generale SA	324,869	27,365,740
Thales SA	5,600	1,588,304
TotalEnergies SE	212,924	18,761,581
Unibail-Rodamco-Westfield	6,767	765,413
Total		347,683,867
Germany 9.9%
Adidas AG	78,195	13,695,646
Allianz SE, Registered Shares	4,568	2,382,283
Aumovio SE(a)	2,598	110,870
Bayer AG, Registered Shares	41,512	2,362,761
Beiersdorf AG	6,955	636,767
CTS Eventim AG & Co. KGaA	2,732	184,710
Daimler Truck Holding AG	183,891	9,958,264
Deutsche Bank AG, Registered Shares	526,025	21,067,064
Deutsche Boerse AG	49,301	16,474,874
Deutsche Lufthansa AG, Registered Shares	1,479,375	13,402,826
Deutsche Telekom AG, ADR	25,445	841,084
Deutsche Telekom AG, Registered Shares	1,015,173	33,362,384
Fresenius Medical Care AG	38,946	1,782,103
Fresenius SE & Co. KGaA	124,848	6,536,587
GEA Group AG	6,671	519,288
Infineon Technologies AG	324,762	21,170,297
Krones AG	5,130	717,946
Merck KGaA	61,900	9,963,508
MTU Aero Engines AG	18,232	7,434,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,859	4,122,880
Nemetschek SE	2,813	228,840
Rational AG	3,941	2,874,954
Rheinmetall AG	3,635	4,679,808
SAP SE	300,674	66,175,412
SAP SE, ADR	50,535	11,162,676
Sartorius AG	1,057	304,738
Scout24 SE	77,209	7,137,327
Siemens AG, Registered Shares	107,259	35,557,272
Siemens Energy AG	16,480	2,714,382
Siemens Healthineers AG	20,148	912,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Talanx AG	2,808	406,762
Zalando SE(a)	9,287	264,244
Total		299,144,611
Greece 0.3%
Eurobank SA	1,297,763	6,883,845
National Bank of Greece SA	94,444	1,845,770
Total		8,729,615
Hong Kong 3.9%
AIA Group Ltd.	3,431,000	33,169,538
AIA Group Ltd., ADR	165,255	6,399,500
BOC Hong Kong Holdings Ltd.	2,466,500	16,543,929
CK Asset Holdings Ltd.	98,500	567,800
CLP Holdings Ltd.	75,500	756,877
Galaxy Entertainment Group Ltd.	111,000	482,494
Galaxy Entertainment Group Ltd., ADR	30,716	665,001
Henderson Land Development Co., Ltd.	49,000	167,335
HKT Trust & HKT Ltd.	174,000	270,816
Hong Kong Exchanges & Clearing Ltd., ADR	5,060	273,771
Hong Kong Exchanges and Clearing Ltd.	411,200	22,232,123
Hongkong Land Holdings Ltd.	155,900	1,269,649
Kerry Properties Ltd.	53,000	124,415
Link REIT (The)	136,300	671,751
Melco Resorts & Entertainment Ltd., ADR(a)	247,757	1,258,605
MTR Corp.	82,500	339,767
Orient Overseas International Ltd.	19,000	380,063
Plover Bay Technologies Ltd.	675,000	660,386
Power Assets Holdings Ltd.	64,500	495,213
Prudential PLC	1,103,277	15,005,788
Prudential PLC	4,650	63,315
Sands China Ltd.	1,296,800	2,309,806
Sun Hung Kai Properties Ltd.	73,500	1,085,605
Swire Pacific Ltd., Class A	18,500	251,197
Techtronic Industries Co., Ltd.	496,500	8,539,006
Techtronic Industries Co., Ltd., ADR	32,372	2,783,344
Texwinca Holdings Ltd.	5,260,000	654,275
WH Group Ltd.	418,000	394,575
Wharf Real Estate Investment Co., Ltd.	75,000	294,643
Wynn Macau Ltd.	215,200	157,080
Total		118,267,667
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
India 0.2%
ICICI Bank Ltd.	461,310	7,060,192
Indonesia 0.4%
Jardine Matheson Holdings Ltd.	136,200	8,018,605
PT Bank Mandiri Persero Tbk	19,654,507	4,689,927
Total		12,708,532
Ireland 0.4%
AIB Group PLC	135,604	1,725,412
AIB Group PLC	33,720	419,256
Bank of Ireland Group PLC	65,569	1,446,651
Cairn Homes PLC	143,392	420,388
Kingspan Group PLC	58,640	6,972,269
Total		10,983,976
Israel 0.3%
Bank Hapoalim BM	58,222	1,503,311
Bank Leumi Le-Israel BM	65,066	1,658,808
Elbit Systems Ltd.	566	398,191
Elbit Systems Ltd.	657	460,235
Mizrahi Tefahot Bank Ltd.	6,962	539,849
NiCE Ltd.(a)	9,160	1,000,378
NiCE Ltd., ADR(a)	15,738	1,718,275
Nova Measuring Instruments Ltd.(a)	5	1,756
Phoenix Financial Ltd.	9,660	606,057
Total		7,886,860
Italy 4.4%
Banca Generali SpA	17,638	1,352,662
Banca Mediolanum SpA	10,937	305,397
Banca Monte dei Paschi di Siena SpA	118,871	1,597,373
Bending Spoons SpA(a)	45,821	1,894,698
Enav SpA	98,897	574,935
Enel SpA	895,666	9,794,440
ENI SpA	86,805	2,372,855
Ferrari NV	22,770	9,640,185
FinecoBank Banca Fineco SpA	332,454	9,151,845
Generali	535,001	27,676,591
Infrastrutture Wireless Italiane SpA	16,707	119,886
Intesa Sanpaolo SpA	1,012,972	7,980,394
Leonardo SpA, ADR	10,639	317,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Leonardo-Finmeccanica SpA	19,852	1,192,666
Poste Italiane SpA	423,856	13,674,387
Recordati Industria Chimica e Farmaceutica SpA	4,086	249,334
Ryanair Holdings PLC, ADR	90,358	5,003,122
Technoprobe SpA(a)	137,973	4,326,414
UniCredit SpA	361,426	35,275,212
Unipol Assicurazioni SpA	17,840	584,708
Total		133,085,050
Ivory Coast 0.0%
Endeavour Mining PLC	4,304	266,199
Endeavour Mining PLC	6,000	374,407
Total		640,606
Japan 15.7%
Advantest Corp.	35,400	7,408,775
Aisin Corp.	233,500	3,274,859
Ajinomoto Co., Inc.	34,700	1,166,551
ANA Holdings, Inc.	39,300	745,848
Asahi Group Holdings Ltd.	69,400	727,440
Asahi Intecc Co., Ltd.	12,700	299,706
Asahi Kasei Corp.	68,900	705,255
Astellas Pharma, Inc.	413,500	6,130,638
AUTOSERVER Co., Ltd.	16,800	310,039
Bandai Namco Holdings, Inc.	29,100	1,042,261
B-R31 Ice Cream Co., Ltd.	50,800	1,287,514
Brother Industries Ltd.	129,900	3,972,743
Canon, Inc.	219,000	6,387,717
Capcom Co., Ltd.	433,200	11,548,228
Central Japan Railway Co.	199,600	4,948,104
Chubu Electric Power Co., Inc.	35,300	633,484
Chugai Pharmaceutical Co., Ltd.	48,500	2,099,307
Daiichi Sankyo Co., Ltd.	105,900	1,896,494
Daikin Industries Ltd.	64,100	8,256,157
Denso Corp.	78,800	945,997
Digital Arts, Inc.	5,200	149,310
Don Quijote Holdings Co., Ltd.	84,600	427,090
Double Standard, Inc.	12,800	110,898
East Japan Railway Co.	51,500	1,148,677
Eisai Co., Ltd.	11,300	335,834
ENEOS Holdings, Inc.	126,200	1,052,248
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Fast Retailing Co., Ltd.	24,300	10,964,113
FUJIFILM Holdings Corp.	39,400	831,180
Fujitsu Ltd.	81,000	1,944,522
Future Corp.	8,100	124,154
Glory Ltd.	11,500	348,276
Hankyu Hanshin Holdings, Inc.	14,100	414,507
Hennge KK	6,600	71,892
Hoya Corp.	78,600	12,035,706
Idemitsu Kosan Co., Ltd.	45,000	398,504
Inpex Corp.	525,400	12,983,463
Japan Airlines Co., Ltd.	9,200	172,907
Japan Exchange Group, Inc.	201,300	2,812,921
Japan Post Bank Co., Ltd.	246,000	5,209,982
Japan Post Holdings Co., Ltd.	599,500	9,277,179
Japan Post Insurance Co., Ltd.	228,900	2,414,990
Kansai Electric Power Co., Inc. (The)	47,600	834,987
Kao Corp.	66,000	1,502,643
KDDI Corp.	1,053,500	19,461,080
Keyence Corp.	45,800	23,863,909
Kikkoman Corp.	130,100	1,491,664
Kintetsu Department Store Co., Ltd.	150,500	1,865,709
Kioxia Holdings Corp.(a)	67,700	20,932,435
Kirin Holdings Co., Ltd.	203,200	3,879,386
Konami Holdings Corp.	5,400	745,275
Kyocera Corp.	171,000	3,890,333
Kyowa Hakko Kirin Co., Ltd.	11,900	195,968
Lasertec Corp.	16,200	3,385,195
Makita Corp.	58,800	1,942,624
MatsukiyoCocokara & Co.	16,000	261,509
MEIJI Holdings Co., Ltd.	9,900	278,160
Mitsui Fudosan Co., Ltd.	277,600	2,625,885
Money Forward, Inc.(a)	89,700	3,625,357
MonotaRO Co., Ltd	224,580	2,713,703
MS&AD Insurance Group Holdings, Inc.	52,400	1,664,345
Murata Manufacturing Co., Ltd.	79,600	3,537,434
NEC Corp.	60,700	1,850,880
Nexon Co., Ltd.	56,100	1,110,506
NH Foods Ltd.	13,500	532,240
Nihon M&A Center Holdings, Inc.	523,300	2,241,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Nintendo Co., Ltd.	68,950	3,886,620
Nippon Paint Holdings Co., Ltd	647,500	4,884,627
Nippon Shinyaku Co., Ltd.	35,900	796,625
Nippon Yusen KK	26,100	1,147,679
Nisshin Seifun Group, Inc.	35,600	456,282
Nissin Foods Holdings Co., Ltd.	18,700	349,717
Nissui Corp.	33,200	264,564
Nitori Co., Ltd.	60,200	1,148,574
Nitto Denko Corp.	191,200	4,175,597
Nomura Holdings, Inc.	145,200	1,478,379
Nomura Research Institute Ltd.	199,600	6,609,887
Northsand, Inc.(a)	19,300	256,064
Obic Co., Ltd.	229,300	7,295,252
Oracle Corp. Japan	23,200	1,368,499
Oriental Land Co., Ltd.	53,700	1,016,419
Osaka Gas Co., Ltd.	86,300	3,108,619
Otsuka Corp.	45,000	1,016,342
Otsuka Holdings Co., Ltd.	38,900	2,983,232
Press Kogyo Co., Ltd.	146,400	921,202
Recruit Holdings Co., Ltd.	175,300	19,853,375
Renesas Electronics Corp.	1,416,500	29,624,091
Ricoh Co., Ltd.	154,600	1,634,979
Ryohin Keikaku Co., Ltd.	26,200	710,044
San-Ai Obbli Co., Ltd.	38,500	587,471
Seiko Epson Corp.	61,400	1,235,636
Sekisui Chemical Co., Ltd.	52,700	873,610
Shikoku Electric Power Co., Inc.	86,700	1,066,417
Shimadzu Corp.	84,800	2,168,531
Shimano, Inc.	20,033	2,494,275
Shin-Etsu Chemical Co., Ltd.	231,000	8,648,791
Shionogi & Co., Ltd.	44,700	812,572
SMC Corp.	49,388	21,648,816
SoftBank Group Corp.	139,900	4,506,830
Sompo Holdings, Inc.	576,000	24,541,118
Sony Financial Group, Inc.	311,800	305,403
Sony Group Corp.	608,515	15,036,996
Subaru Corp.	146,400	2,427,281
Sumitomo Mitsui Financial Group, Inc.	184,800	7,933,056
Sumitomo Mitsui Trust Group, Inc.	861,200	9,533,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Suntory Beverage & Food Ltd.	44,100	1,242,646
Suzuken Co., Ltd.	27,100	872,760
Sysmex Corp.	25,800	317,563
T&D Holdings, Inc.	19,800	600,814
Takeda Pharmaceutical Co., Ltd.	73,000	2,639,123
TDK Corp.	84,100	1,610,412
Terumo Corp.	648,600	10,221,341
TISI, Inc.	9,400	233,341
Toei Co., Ltd.	9,000	339,268
Toho Co., Ltd.	28,500	282,027
Tokyo Electric Power Co. Holdings, Inc.(a)	49,300	165,533
Tokyo Electron Ltd.	34,900	12,215,056
Tokyo Gas Co., Ltd.	16,400	634,105
Tokyu Corp.	65,300	678,720
Toray Industries, Inc.	90,500	725,913
Toyo Suisan Kaisha Ltd.	14,000	917,851
Trend Micro, Inc.	21,300	799,478
Tsuruha Holdings, Inc.	10,915	157,764
Unicharm Corp.	543,700	3,396,716
United Arrows Ltd.	56,700	876,321
User Local, Inc.	42,100	414,261
West Japan Railway Co.	20,900	394,451
Yamaha Corp.	163,000	1,363,585
Yokogawa Electric Corp.	10,800	343,366
Zensho Holdings Co., Ltd.	5,100	375,756
Zuken, Inc.	65,800	2,114,225
Total		474,188,174
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	38,372	4,034,432
Luxembourg 0.0%
Eurofins Scientific SE	5,062	426,038
Mexico 0.0%
Fresnillo PLC	9,083	380,852
Netherlands 5.2%
ABN AMRO Bank NV	27,328	1,325,140
Adyen NV(a)	3,885	4,705,762
Aegon Ltd.	60,371	556,220
Argenx SE(a)	4,024	4,130,771
Common Stocks (continued)
Issuer	Shares	Value ($)
ASML Holding NV	37,441	63,501,192
ASML Holding NV	298	503,770
EQT AB	10,493	363,385
Heineken NV	254,642	21,498,635
IMCD NV	48,229	5,610,687
ING Groep NV	566,622	20,058,718
Koninklijke Ahold Delhaize NV	5,348	190,397
Koninklijke Philips NV	881,546	23,472,363
Magnum Ice Cream Co. NV (The)(a)	139,735	2,803,349
NN Group NV	12,623	1,141,224
Shell PLC, ADR	46,925	4,291,291
Wolters Kluwer NV	48,427	3,983,895
Total		158,136,799
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,367	425,521
Nigeria 0.0%
Airtel Africa PLC	44,541	199,004
Norway 0.5%
Aker BP ASA	15,031	576,733
Equinor ASA	38,174	1,637,303
Equinor ASA	1,307	55,716
Equinor ASA, ADR	169,438	7,251,946
Kongsberg Gruppen ASA	20,432	694,278
SalMar ASA	73,095	4,451,217
Telenor ASA	31,077	455,990
Var Energi ASA	46,383	247,434
Total		15,370,617
Panama 0.1%
Copa Holdings SA, Class A	25,430	3,215,624
Peru 0.2%
Credicorp Ltd.	15,843	5,804,558
Portugal 0.2%
Banco Comercial Portugues SA	362,500	470,836
CTT-Correios de Portugal SA	26,309	200,176
EDP-Energias de Portugal SA	110,546	600,311
Galp Energia SGPS SA	82,919	2,075,225
Jeronimo Martins SGPS SA	13,965	291,607
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Jeronimo Martins SGPS SA, ADR	10,733	448,425
Total		4,086,580
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(a),(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(a),(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f),(g)	436,630	0
Total		0
Singapore 1.8%
CapitaLand Ascendas REIT	3,747,300	7,215,408
Keppel Corp., Ltd.	61,200	557,353
Sea Ltd. ADR(a)	186,947	21,214,746
Singapore Exchange	42,700	854,763
Singapore Technologies Engineering Ltd.	79,300	671,415
Singapore Telecommunications Ltd.	2,189,900	7,808,755
United Overseas Bank Ltd.	478,500	15,595,678
Total		53,918,118
South Africa 0.4%
Anglo American PLC	40,247	2,281,621
Anglo American PLC	10,009	568,963
Discovery Ltd.	524,681	8,414,771
Total		11,265,355
South Korea 1.1%
Samsung Electronics Co., Ltd.	56,951	10,751,374
Samsung Electronics Co., Ltd. GDR	4,905	22,809,394
Total		33,560,768
Spain 1.9%
ACS Actividades de Construccion y Servicios SA	8,611	1,018,858
Amadeus IT Group SA, Class A	113,600	7,698,062
Banco Bilbao Vizcaya Argentaria SA	246,885	7,142,994
Banco de Sabadell SA	272,376	1,146,573
Banco Santander SA	612,445	8,962,406
Banco Santander SA	5,106	73,956
Bankinter SA	38,885	750,637
CaixaBank SA	759,160	11,575,573
Cellnex Telecom SA	112,645	3,454,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Grifols SA	1,888	21,497
Indra Sistemas SA	3,796	269,832
Industria de Diseno Textil SA	175,215	11,778,190
Mapfre SA	150,458	779,650
Naturgy Energy Group SA	46,755	1,598,386
Repsol SA	51,492	1,642,317
Total		57,913,681
Sweden 2.2%
Alfa Laval AB	12,418	743,341
ASSA ABLOY AB, Class B	47,146	1,754,419
Atlas Copco AB, Class B	778,033	14,457,932
Beijer Ref AB	46,908	677,606
Epiroc AB, Class B	4,495	105,267
H & M Hennes & Mauritz AB	201,253	3,676,579
Hexagon AB, Class B	1,909,152	19,891,609
Indutrade AB	11,424	300,065
Securitas AB	8,423	133,431
Skandinaviska Enskilda Banken AB, Class A	282,435	6,594,715
Svenska Handelsbanken AB, Class A	89,824	1,384,262
Swedbank AB, Class A	57,667	2,259,120
Telefonaktiebolaget LM Ericsson, ADR	1,211,875	12,227,819
Telefonaktiebolaget LM Ericsson, Class B	204,423	2,070,364
Trelleborg AB, Class B	10,162	476,340
Total		66,752,869
Switzerland 5.0%
ABB Ltd.	57,300	5,611,131
Alcon, Inc.	190,781	13,813,132
Alcon, Inc.	107,886	7,774,265
Chocoladefabriken Lindt & Spruengli AG	84	908,933
Cie Financiere Richemont SA, Class A, Registered Shares	48,386	11,515,757
Coca-Cola HBC AG(a)	14,801	910,152
DSM-Firmenich AG	21,489	2,386,683
DSM-Firmenich AG(a)	1,470	164,485
Galderma Group AG(a)	16,387	3,397,881
Glencore PLC	382,877	3,055,354
Logitech International SA	94,829	9,358,674
Logitech International SA	63,027	6,191,160
Lonza Group AG, Registered Shares	24,885	17,734,418
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Novartis AG, ADR	29,638	4,506,754
Roche Holding AG, ADR	119,981	6,439,380
Sandoz Group AG, ADR	56,151	4,715,487
Schindler Holding AG	1,938	629,876
Schindler Holding AG, Registered Shares	410	130,202
SGS SA, Registered Shares	84,300	9,662,219
Sika AG	68,113	16,156,105
Sonova Holding AG	6,410	1,838,382
UBS AG	164,027	8,981,540
UBS Group AG, Registered Shares	105,762	5,893,059
VAT Group AG	10,530	7,820,463
Total		149,595,492
Taiwan 2.1%
MediaTek, Inc.	65,000	8,042,059
Taiwan Semiconductor Manufacturing Co., Ltd.	475,400	35,727,202
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	49,060	20,375,599
Total		64,144,860
United Kingdom 15.5%
3I Group PLC, ADR	33,267	319,862
Admiral Group PLC	12,791	693,744
AJ Bell PLC	202,711	1,652,569
Associated British Foods PLC	15,967	440,385
AstraZeneca PLC	218,000	35,145,507
AstraZeneca PLC	24,175	3,938,976
AstraZeneca PLC	42,612	6,908,684
Autotrader Group PLC	42,476	301,263
Aviva PLC	127,211	1,246,869
Barclays Bank PLC	4,986,326	33,069,328
Berkeley Group Holdings PLC(a)	154,595	7,430,834
BP PLC	746,561	5,339,996
BP PLC, ADR	93,457	4,006,502
British American Tobacco PLC	255,431	14,192,715
BT Group PLC	296,697	821,082
CK Hutchison Holdings Ltd.	245,500	2,192,120
Coca-Cola Europacific Partners PLC	7,716	833,482
Compass Group PLC	403,128	12,267,969
Computacenter PLC	4,321	329,813
DCC Energy PLC	2,682	230,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Diageo PLC	1,180,558	27,140,875
Experian PLC	405,964	16,525,925
Gamma Communications PLC	7,666	118,417
GB Group PLC	219,907	483,314
GSK PLC	100,527	2,528,212
Halma PLC	124,612	6,059,441
Hiscox Ltd.	15,407	381,190
IG Group Holdings PLC	253,322	4,805,518
Informa PLC	54,969	662,891
International Consolidated Airlines Group SA	27,742	160,981
International Consolidated Airlines Group SA	35,008	204,199
Kingfisher PLC	82,624	349,238
Legal & General Group PLC	319,840	1,254,900
Lloyds Banking Group PLC	7,608,147	11,216,936
London Stock Exchange Group PLC, ADR	715	21,664
M&G PLC	118,322	557,543
Melrose Industries PLC	2,504,320	17,174,631
National Grid PLC	1,504,767	23,739,169
NatWest Group PLC	1,967,385	17,888,570
NatWest Group PLC, ADR	39,424	717,517
Prudential PLC, ADR	24,788	675,969
Quilter PLC(b)	205,951	530,573
Quilter PLC(b)	226,122	594,713
Reckitt Benckiser Group PLC	531,918	36,735,005
RELX PLC	122,092	4,380,813
RELX PLC	524,061	19,013,874
Rio Tinto PLC	125,587	12,872,090
Rolls-Royce Holdings PLC	2,088,434	42,445,684
Sage Group PLC (The)	574,883	8,403,574
Sage Group PLC (The), ADR	7,170	424,356
Scottish & Southern Energy PLC	347,462	11,421,964
Smith & Nephew PLC	987,939	14,129,321
Smiths Group PLC	274,530	9,594,737
Standard Chartered PLC	153,465	4,456,957
Tesco PLC	1,524,379	9,437,299
Unilever PLC	81,825	5,267,851
Vodafone Group PLC	3,877,239	6,214,485
Vodafone Group PLC, ADR	1,217,818	19,533,801
Total		469,486,289
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.9%
Carnival Corp., Ltd.	851,064	20,331,919
CRH PLC	78,601	7,411,288
Ferrovial NV	8,396	491,094
Ferrovial NV	3,302	193,332
Roche Holding Ag	141,984	61,893,796
Shell PLC	276,239	12,704,196
Smurfit WestRock PLC	268,507	12,592,978
Spotify Technology SA(a)	5,614	3,051,883
Total		118,670,486
Total Common Stocks (Cost $2,235,712,799)		2,984,650,179

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares Core MSCI EAFE ETF	10,787	1,081,505
iShares MSCI EAFE ETF	8,339	896,025
Vanguard FTSE Developed Markets ETF	25,754	1,877,982
Total		3,855,512
Total Exchange-Traded Equity Funds (Cost $3,857,985)		3,855,512

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Petroleo Brasileiro SA	219,800	1,904,222
Preferred Stocks (continued)
Issuer	Shares	Value ($)
South Korea 0.0%
Samsung Electronics Co., Ltd.	2,984	404,114
Total Preferred Stocks (Cost $2,278,495)		2,308,336

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(h),(i)	16,367,127	16,358,944
Total Money Market Funds (Cost $16,357,620)		16,358,944
Total Investments in Securities (Cost $2,258,206,899)		3,007,172,971
Other Assets & Liabilities, Net		17,286,940
Net Assets		$3,024,459,911
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $3,099,991, which represents 0.10% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/2019-04/04/2024	2,020,100	4,978,804	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
Security	Acquisition Dates	Shares	Cost ($)	Value ($)
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	13,693,380	639,369,020	(636,703,977)	521	16,358,944	(3,103)	1,118,380	16,367,127
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	11,754,700	18,752,242	—	30,506,942
Austria	—	2,413,921	—	2,413,921
Belgium	406,202	35,397,858	—	35,804,060
Brazil	24,349,772	—	—	24,349,772
Canada	45,957,529	—	—	45,957,529
China	2,054,021	134,033,721	—	136,087,742
Denmark	9,369,056	49,274,001	—	58,643,057
Finland	—	13,120,063	—	13,120,063
France	46,866	347,637,001	—	347,683,867
Germany	11,162,676	287,981,935	—	299,144,611
Greece	—	8,729,615	—	8,729,615
Hong Kong	1,912,880	116,354,787	—	118,267,667
India	—	7,060,192	—	7,060,192
Indonesia	—	12,708,532	—	12,708,532
Ireland	—	10,983,976	—	10,983,976
Israel	2,178,510	5,708,350	—	7,886,860
Italy	6,897,820	126,187,230	—	133,085,050
Ivory Coast	266,199	374,407	—	640,606
Japan	2,146,327	472,041,847	—	474,188,174
Kazakhstan	4,034,432	—	—	4,034,432
Luxembourg	—	426,038	—	426,038
Mexico	—	380,852	—	380,852
Netherlands	4,481,688	153,655,111	—	158,136,799
New Zealand	—	425,521	—	425,521
Nigeria	—	199,004	—	199,004
Norway	12,909,147	2,461,470	—	15,370,617
Panama	3,215,624	—	—	3,215,624
Peru	5,804,558	—	—	5,804,558
Portugal	—	4,086,580	—	4,086,580
Russian Federation	—	—	0 *	0 *
Singapore	21,214,746	32,703,372	—	53,918,118
South Africa	8,414,771	2,850,584	—	11,265,355
South Korea	—	33,560,768	—	33,560,768
Spain	—	57,913,681	—	57,913,681
Sweden	12,227,819	54,525,050	—	66,752,869
Switzerland	27,697,237	121,898,255	—	149,595,492
Taiwan	20,375,599	43,769,261	—	64,144,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
13

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	38,677,917	430,808,372	—	469,486,289
United States	43,581,400	75,089,086	—	118,670,486
Total Common Stocks	321,137,496	2,663,512,683	0 *	2,984,650,179
Exchange-Traded Equity Funds	3,855,512	—	—	3,855,512
Preferred Stocks
Brazil	1,904,222	—	—	1,904,222
South Korea	—	404,114	—	404,114
Total Preferred Stocks	1,904,222	404,114	—	2,308,336
Warrants
Canada	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Money Market Funds	16,358,944	—	—	16,358,944
Total Investments in Securities	343,256,174	2,663,916,797	0 *	3,007,172,971

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager International Equity Strategies Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,241,849,279)	$2,990,814,027
Affiliated issuers (cost $16,357,620)	16,358,944
Cash	11,061
Foreign currency (cost $3,503,123)	3,501,496
Receivable for:
Investments sold	7,754,575
Capital shares sold	514,797
Dividends	5,857,835
Foreign tax reclaims	11,438,774
Prepaid expenses	11,175
Deferred compensation of board members	107,560
Total assets	3,036,370,244
Liabilities
Payable for:
Investments purchased	7,035,113
Capital shares redeemed	3,897,685
Management services fees	192,075
Transfer agent fees	282,543
Compensation of board members	3,643
Other expenses	291,759
Deferred compensation of board members	207,515
Total liabilities	11,910,333
Net assets applicable to outstanding capital stock	$3,024,459,911
Represented by
Paid in capital	1,948,563,622
Total distributable earnings (loss)	1,075,896,289
Total - representing net assets applicable to outstanding capital stock	$3,024,459,911
Institutional Class
Net assets	$3,024,459,911
Shares outstanding	193,287,908
Net asset value per share	$15.65
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
15

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$78,430,671
Dividends — affiliated issuers	1,118,380
European Union tax reclaim	3,012,760
Foreign taxes withheld	(6,797,823)
Total income	75,763,988
Expenses:
Management services fees	24,323,713
Transfer agent fees
Institutional Class	3,470,654
Custodian fees	432,739
Printing and postage fees	240,471
Registration fees	71,511
Accounting services fees	55,989
Legal fees	58,227
Interest on interfund lending	86
Compensation of chief compliance officer	513
Compensation of board members	41,469
Deferred compensation of board members	28,568
Other	304,323
Total expenses	29,028,263
Net investment income	46,735,725
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	444,626,444
Investments — affiliated issuers	(3,103)
Foreign currency translations	(78,069)
Net realized gain	444,545,272
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	168,133,026
Investments — affiliated issuers	521
Foreign currency translations	(281,715)
Net change in unrealized appreciation (depreciation)	167,851,832
Net realized and unrealized gain	612,397,104
Net increase in net assets resulting from operations	$659,132,829
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager International Equity Strategies Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$46,735,725	$46,261,290
Net realized gain	444,545,272	212,187,770
Net change in unrealized appreciation (depreciation)	167,851,832	141,680,717
Net increase in net assets resulting from operations	659,132,829	400,129,777
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(264,632,856)	(177,342,829)
Total distributions to shareholders	(264,632,856)	(177,342,829)
Increase (decrease) in net assets from capital stock activity	(444,487,762)	35,380,634
Total increase (decrease) in net assets	(49,987,789)	258,167,582
Net assets at beginning of year	3,074,447,700	2,816,280,118
Net assets at end of year	$3,024,459,911	$3,074,447,700

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	26,424,603	383,083,759	52,511,257	657,107,732
Distributions reinvested	19,675,305	264,632,856	15,680,180	177,342,829
Shares redeemed	(73,639,237)	(1,092,204,377)	(63,339,644)	(799,069,927)
Net increase (decrease)	(27,539,329)	(444,487,762)	4,851,793	35,380,634

Total net increase (decrease)	(27,539,329)	(444,487,762)	4,851,793	35,380,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$13.92	$13.04	$11.24	$9.36	$12.67
Income (loss) from investment operations:
Net investment income	0.22 (a)	0.21 (a)	0.23 (a)	0.22	0.24
Net realized and unrealized gain (loss)	2.74	1.52	1.83	1.90	(3.17)
Total from investment operations	2.96	1.73	2.06	2.12	(2.93)
Distributions to shareholders
Distributions from net investment income	(0.26)	(0.24)	(0.26)	(0.24)	(0.14)
Distributions from net realized gains	(0.97)	(0.61)	—	—	(0.24)
Total distributions to shareholders	(1.23)	(0.85)	(0.26)	(0.24)	(0.38)
Net asset value, end of period	$15.65	$13.92	$13.04	$11.24	$9.36
Total return	22.69%	14.81%	18.68%	23.04%	(23.66%)
Ratios to average net assets
Total gross expenses(b)	0.91%(c)	0.95%(c)	0.98%	0.99%(c)	0.96%(c)
Total net expenses(b),(d)	0.91%(c)	0.95%(c)	0.97%	0.98%(c)	0.96%(c)
Net investment income	1.47%(a)	1.63%(a)	1.97%(a)	2.09%	2.20%
Supplemental data
Net assets, end of period (in thousands)	$3,024,460	$3,074,448	$2,816,280	$2,353,766	$2,236,756
Portfolio turnover	50%	59%	67%	43%	59%

Notes to Financial Highlights
(a)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 8/31/2026
Institutional Class	0.01	0.09
Year Ended 8/31/2025
Institutional Class	0.01	0.04
Year Ended 8/31/2024
Institutional Class	0.01	0.08

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
Multi-Manager International Equity Strategies Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
20
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of
Multi-Manager International Equity Strategies Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited, Causeway Capital Management LLC, and Walter Scott & Partners Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.11
22
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Institutional Class	0.95	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (pfic) holdings, former pfic holdings, trustees’ deferred compensation, non-deductible expenses, earnings and profits distributed to shareholders on the redemption of shares and foreign capital gains tax. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
7,162,592	(54,583,593)	47,421,001
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Multi-Manager International Equity Strategies Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
101,551,431	163,081,425	264,632,856	51,879,890	125,462,939	177,342,829
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
151,768,856	233,214,095	—	690,201,834
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,316,971,137	765,205,344	(75,003,510)	690,201,834
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,562,251,644 and $2,218,528,976, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $27,330 for the year ended August 31, 2026.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
24
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	233,333	4.39	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Multi-Manager International Equity Strategies Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Multi-Manager International Equity Strategies Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager International Equity Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager International Equity Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multi-Manager International Equity Strategies Fund  | 2026
27

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
67.69%	$323,185,935	$3,892,402	$0.02	$78,143,659	$0.40
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
28
Multi-Manager International Equity Strategies Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager International Equity Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited, Causeway Capital Management LLC and Walter Scott & Partners Limited (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
Multi-Manager International Equity Strategies Fund  | 2026
29

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
30
Multi-Manager International Equity Strategies Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Multi-Manager International Equity Strategies Fund  | 2026
31

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
32
Multi-Manager International Equity Strategies Fund  | 2026

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Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN302_(10/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	October 23, 2026